UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy Brighthouse Investment Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Brighthouse Funds Trust I
Schedule of Investments

September 30, 2017

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio	BHFTI-1
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	BHFTI-27
American Funds Balanced Allocation Portfolio	BHFTI-37
American Funds Growth Allocation Portfolio	BHFTI-38
American Funds Growth Portfolio	BHFTI-39
American Funds Moderate Allocation Portfolio	BHFTI-40
AQR Global Risk Balanced Portfolio	BHFTI-41
BlackRock Global Tactical Strategies Portfolio	BHFTI-47
BlackRock High Yield Portfolio	BHFTI-52
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	BHFTI-79
Brighthouse/Artisan International Portfolio	BHFTI-83
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-87
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-104
Brighthouse/Templeton International Bond Portfolio	BHFTI-125
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-132
Brighthouse Asset Allocation 100 Portfolio	BHFTI-139
Brighthouse Balanced Plus Portfolio	BHFTI-141
Brighthouse Small Cap Value Portfolio	BHFTI-146
Clarion Global Real Estate Portfolio	BHFTI-153
ClearBridge Aggressive Growth Portfolio	BHFTI-158
Harris Oakmark International Portfolio	BHFTI-163
Invesco Balanced-Risk Allocation Portfolio	BHFTI-167
Invesco Comstock Portfolio	BHFTI-173
Invesco Mid Cap Value Portfolio	BHFTI-179
Invesco Small Cap Growth Portfolio	BHFTI-184
JPMorgan Core Bond Portfolio	BHFTI-189
JPMorgan Global Active Allocation Portfolio	BHFTI-217
JPMorgan Small Cap Value Portfolio	BHFTI-251
Loomis Sayles Global Markets Portfolio	BHFTI-259
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-273
MFS® Research International Portfolio	BHFTI-275
Morgan Stanley Mid Cap Growth Portfolio	BHFTI-280
Oppenheimer Global Equity Portfolio	BHFTI-286
PanAgora Global Diversified Risk Portfolio	BHFTI-290
PIMCO Inflation Protected Bond Portfolio	BHFTI-305
PIMCO Total Return Portfolio	BHFTI-323
Pyramis® Government Income Portfolio	BHFTI-350
Pyramis® Managed Risk Portfolio	BHFTI-359
Schroders Global Multi-Asset Portfolio	BHFTI-363
SSGA Growth and Income ETF Portfolio	BHFTI-382
SSGA Growth ETF Portfolio	BHFTI-386
T. Rowe Price Large Cap Value Portfolio	BHFTI-389
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-394
TCW Core Fixed Income Portfolio	BHFTI-401
Wells Capital Management Mid Cap Value Portfolio	BHFTI-411
Notes to Schedule of Investments	BHFTI-415

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—61.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Airbus SE	59,912	$5,702,579
Arconic, Inc.	28,950	720,276
BAE Systems plc	328,412	2,779,376
Boeing Co. (The)	41,125	10,454,386
Cobham plc	245,124	478,615
Dassault Aviation S.A.	258	417,062
Elbit Systems, Ltd.	2,428	357,134
General Dynamics Corp.	19,330	3,973,861
L3 Technologies, Inc.	5,185	977,010
Leonardo S.p.A.	41,773	782,593
Lockheed Martin Corp.	17,345	5,381,980
Meggitt plc	79,525	555,263
Northrop Grumman Corp.	12,025	3,459,833
Raytheon Co.	19,815	3,697,083
Rockwell Collins, Inc.	8,635	1,128,681
Rolls-Royce Holdings plc (a)	170,821	2,030,703
Safran S.A.	32,261	3,296,074
Singapore Technologies Engineering, Ltd.	160,000	406,702
Textron, Inc.	17,880	963,374
Thales S.A.	10,919	1,235,572
TransDigm Group, Inc.	3,602	920,851
United Technologies Corp.	51,425	5,969,414
Zodiac Aerospace	21,140	611,278

		56,299,700

Air Freight & Logistics—0.3%
Bollore S.A.	89,931	449,908
C.H. Robinson Worldwide, Inc. (b)	9,460	719,906
Deutsche Post AG	100,145	4,458,158
Expeditors International of Washington, Inc.	12,005	718,619
FedEx Corp.	16,910	3,814,558
Royal Mail plc	92,267	475,035
United Parcel Service, Inc. - Class B	45,600	5,476,104
Yamato Holdings Co., Ltd.	36,087	729,110

		16,841,398

Airlines—0.2%
Alaska Air Group, Inc.	8,203	625,643
American Airlines Group, Inc. (b)	39,821	1,891,099
ANA Holdings, Inc.	11,969	453,870
Delta Air Lines, Inc.	51,351	2,476,145
Deutsche Lufthansa AG	24,178	671,821
easyJet plc	16,275	265,699
International Consolidated Airlines Group S.A. - Class DI	64,576	514,501
Japan Airlines Co., Ltd.	12,040	407,549
Qantas Airways, Ltd.	45,788	210,075
Ryanair Holdings plc (ADR) (a)	2,174	229,183
Singapore Airlines, Ltd.	55,300	409,921
Southwest Airlines Co.	42,085	2,355,918
United Continental Holdings, Inc. (a)	22,191	1,350,988

		11,862,412

Auto Components—0.5%
Aisin Seiki Co., Ltd.	18,237	961,359

Auto Components—(Continued)
BorgWarner, Inc.	14,440	739,761
Bridgestone Corp.	67,094	3,046,865
Cie Generale des Etablissements Michelin	17,645	2,578,823
Continental AG	11,347	2,880,043
Delphi Automotive plc	18,321	1,802,786
Denso Corp.	49,143	2,488,815
GKN plc	177,142	822,277
Goodyear Tire & Rubber Co. (The)	17,590	584,868
Koito Manufacturing Co., Ltd.	11,620	729,170
NGK Spark Plug Co., Ltd.	17,446	371,913
NOK Corp.	9,875	222,085
Nokian Renkaat Oyj	11,957	532,135
Stanley Electric Co., Ltd.	14,644	502,303
Sumitomo Electric Industries, Ltd.	77,796	1,272,146
Sumitomo Rubber Industries, Ltd.	18,877	346,299
Toyoda Gosei Co., Ltd.	6,645	157,206
Toyota Industries Corp.	16,821	967,826
Valeo S.A.	24,667	1,833,075
Yokohama Rubber Co., Ltd. (The)	12,167	251,168

		23,090,923

Automobiles—1.1%
Bayerische Motoren Werke AG	34,151	3,464,363
Daimler AG	99,314	7,919,578
Ferrari NV	12,667	1,401,948
Fiat Chrysler Automobiles NV (a)	110,323	1,976,724
Ford Motor Co.	257,495	3,082,215
General Motors Co.	92,813	3,747,789
Harley-Davidson, Inc. (b)	12,075	582,136
Honda Motor Co., Ltd.	177,498	5,261,946
Isuzu Motors, Ltd.	56,919	755,036
Mazda Motor Corp.	58,781	901,563
Mitsubishi Motors Corp. (b)	68,752	544,674
Nissan Motor Co., Ltd.	239,440	2,372,545
Peugeot S.A.	53,218	1,267,567
Renault S.A.	18,302	1,798,181
Subaru Corp.	63,470	2,291,230
Suzuki Motor Corp.	35,451	1,861,205
Toyota Motor Corp.	269,250	16,074,066
Volkswagen AG	3,375	571,412
Yamaha Motor Co., Ltd.	28,958	868,232

		56,742,410

Banks—5.6%
ABN AMRO Group NV (144A)	38,783	1,161,743
Aozora Bank, Ltd.	12,127	461,654
Australia & New Zealand Banking Group, Ltd.	302,838	7,059,490
Banco Bilbao Vizcaya Argentaria S.A.	687,759	6,129,478
Banco de Sabadell S.A.	550,314	1,150,348
Banco Espirito Santo S.A. (a) (c) (d) (e)	169,954	0
Banco Santander S.A.	1,654,505	11,551,317
Bank Hapoalim B.M.	110,121	770,674
Bank Leumi Le-Israel B.M.	148,326	787,075
Bank of America Corp.	682,208	17,287,151
Bank of East Asia, Ltd. (The)	126,400	546,436
Bank of Ireland Group plc (a)	94,610	775,097

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank of Kyoto, Ltd. (The)	6,258	$318,333
Bank of Queensland, Ltd.	40,406	412,767
Bankia S.A.	103,946	501,367
Bankinter S.A.	69,646	658,861
Barclays plc	1,756,796	4,558,886
BB&T Corp.	53,545	2,513,402
Bendigo & Adelaide Bank, Ltd.	49,242	451,084
BNP Paribas S.A.	115,760	9,341,061
BOC Hong Kong Holdings, Ltd.	381,600	1,856,621
CaixaBank S.A.	370,173	1,858,484
Chiba Bank, Ltd. (The)	71,806	514,021
Chugoku Bank, Ltd. (The)	16,425	225,215
Citigroup, Inc.	194,771	14,167,643
Citizens Financial Group, Inc.	34,854	1,319,921
Comerica, Inc.	11,455	873,558
Commerzbank AG (a)	109,798	1,493,656
Commonwealth Bank of Australia	178,428	10,567,115
Concordia Financial Group, Ltd.	125,638	622,173
Credit Agricole S.A.	117,425	2,135,150
Danske Bank A/S	77,304	3,091,577
DBS Group Holdings, Ltd.	184,000	2,831,188
DNB ASA	100,802	2,031,375
Erste Group Bank AG (a)	31,033	1,344,623
Fifth Third Bancorp	51,735	1,447,545
Fukuoka Financial Group, Inc.	79,812	369,303
Hachijuni Bank, Ltd. (The)	42,174	263,893
Hang Seng Bank, Ltd.	78,900	1,925,667
Hiroshima Bank, Ltd. (The)	25,797	209,161
HSBC Holdings plc	2,068,071	20,414,931
Huntington Bancshares, Inc.	52,455	732,272
ING Groep NV	400,694	7,389,930
Intesa Sanpaolo S.p.A.	1,308,686	4,627,836
Intesa Sanpaolo S.p.A. - Risparmio Shares	95,598	316,364
Japan Post Bank Co., Ltd.	41,622	514,582
JPMorgan Chase & Co.	242,500	23,161,175
KBC Groep NV	25,875	2,193,199
KeyCorp	55,120	1,037,358
Kyushu Financial Group, Inc.	35,628	219,366
Lloyds Banking Group plc	7,401,682	6,718,325
M&T Bank Corp.	10,495	1,690,115
Mebuki Financial Group, Inc.	102,744	397,380
Mediobanca S.p.A.	58,828	631,322
Mitsubishi UFJ Financial Group, Inc.	1,242,229	8,071,753
Mizrahi Tefahot Bank, Ltd.	14,516	260,148
Mizuho Financial Group, Inc.	2,487,547	4,362,094
National Australia Bank, Ltd.	275,957	6,855,487
Nordea Bank AB	313,299	4,255,731
Oversea-Chinese Banking Corp., Ltd.	324,400	2,674,456
People’s United Financial, Inc.	20,495	371,779
PNC Financial Services Group, Inc. (The)	33,135	4,465,604
Raiffeisen Bank International AG (a)	15,327	513,767
Regions Financial Corp.	85,015	1,294,778
Resona Holdings, Inc.	227,735	1,170,296
Royal Bank of Scotland Group plc (a)	367,486	1,321,467
Seven Bank, Ltd.	60,420	218,103
Shinsei Bank, Ltd.	16,918	271,092
Shizuoka Bank, Ltd. (The)	52,910	476,130

Banks—(Continued)
Skandinaviska Enskilda Banken AB - Class A	156,679	2,068,103
Societe Generale S.A.	79,146	4,630,055
Standard Chartered plc (a)	339,381	3,373,180
Sumitomo Mitsui Financial Group, Inc.	138,560	5,330,076
Sumitomo Mitsui Trust Holdings, Inc.	34,223	1,236,655
SunTrust Banks, Inc.	33,300	1,990,341
Suruga Bank, Ltd.	17,928	387,151
Svenska Handelsbanken AB - A Shares	157,517	2,380,907
Swedbank AB - A Shares	93,409	2,583,170
U.S. Bancorp	107,835	5,778,878
UniCredit S.p.A. (a)	206,612	4,400,390
United Overseas Bank, Ltd.	135,900	2,355,119
Wells Fargo & Co. (f)	305,210	16,832,331
Westpac Banking Corp.	346,218	8,721,821
Yamaguchi Financial Group, Inc.	20,431	239,231
Zions Bancorp	13,460	635,043

		285,153,404

Beverages—1.2%
Anheuser-Busch InBev S.A.	78,593	9,393,951
Asahi Group Holdings, Ltd.	39,904	1,615,577
Brown-Forman Corp. - Class B	13,254	719,692
Carlsberg A/S - Class B	11,034	1,208,732
Coca-Cola Amatil, Ltd.	59,070	358,847
Coca-Cola Bottlers Japan, Inc.	12,832	416,536
Coca-Cola Co. (The) (f)	257,410	11,586,024
Coca-Cola European Partners plc	22,429	940,764
Coca-Cola HBC AG (a)	18,793	636,513
Constellation Brands, Inc. - Class A	11,675	2,328,579
Diageo plc	259,662	8,536,247
Dr Pepper Snapple Group, Inc.	12,340	1,091,720
Heineken Holding NV	10,399	977,988
Heineken NV	23,765	2,352,172
Kirin Holdings Co., Ltd.	89,561	2,108,688
Molson Coors Brewing Co. - Class B	12,105	988,252
Monster Beverage Corp. (a)	29,940	1,654,185
PepsiCo, Inc.	95,525	10,644,351
Pernod-Ricard S.A.	21,902	3,028,394
Remy Cointreau S.A.	2,347	277,764
Suntory Beverage & Food, Ltd.	14,367	640,334
Treasury Wine Estates, Ltd.	76,135	820,586

		62,325,896

Biotechnology—1.2%
AbbVie, Inc.	106,392	9,453,993
Alexion Pharmaceuticals, Inc. (a)	14,900	2,090,321
Amgen, Inc.	49,683	9,263,395
Biogen, Inc. (a)	14,530	4,549,634
Celgene Corp. (a)	51,640	7,530,145
CSL, Ltd.	46,811	4,921,398
Genmab A/S (a)	5,973	1,320,242
Gilead Sciences, Inc.	90,343	7,319,590
Grifols S.A.	30,767	896,375
Incyte Corp. (a)	11,933	1,393,059
Regeneron Pharmaceuticals, Inc. (a)	5,241	2,343,356
Shire plc	93,629	4,769,825

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Vertex Pharmaceuticals, Inc. (a)	16,267	$2,473,235

		58,324,568

Building Products—0.3%
A.O. Smith Corp.	10,160	603,809
Allegion plc	6,301	544,847
Asahi Glass Co., Ltd.	20,682	768,090
Assa Abloy AB - Class B	103,382	2,365,635
Cie de St-Gobain	51,547	3,072,557
Daikin Industries, Ltd.	25,699	2,605,125
Fortune Brands Home & Security, Inc.	10,227	687,561
Geberit AG	3,821	1,807,633
Johnson Controls International plc	62,484	2,517,480
LIXIL Group Corp.	27,469	729,549
Masco Corp.	21,975	857,245
TOTO, Ltd.	14,633	617,019

		17,176,550

Capital Markets—1.6%
3i Group plc	100,342	1,227,781
Affiliated Managers Group, Inc.	3,605	684,337
Ameriprise Financial, Inc.	11,115	1,650,689
ASX, Ltd.	20,009	825,625
Bank of New York Mellon Corp. (The)	70,985	3,763,625
BlackRock, Inc.	8,410	3,760,027
CBOE Holdings, Inc.	6,217	669,136
Charles Schwab Corp. (The)	79,345	3,470,550
CME Group, Inc.	22,385	3,037,197
Credit Suisse Group AG (a)	250,458	3,965,069
Daiwa Securities Group, Inc.	166,518	944,171
Deutsche Bank AG	213,177	3,686,087
Deutsche Boerse AG	19,907	2,157,778
E*Trade Financial Corp. (a)	18,615	811,800
Franklin Resources, Inc.	24,641	1,096,771
Goldman Sachs Group, Inc. (The)	25,950	6,155,080
Hargreaves Lansdown plc	26,885	533,268
Hong Kong Exchanges and Clearing, Ltd.	120,000	3,253,873
Intercontinental Exchange, Inc.	39,680	2,726,016
Invesco, Ltd.	27,420	960,797
Investec plc	67,365	492,419
Japan Exchange Group, Inc.	53,802	953,155
Julius Baer Group, Ltd. (a)	23,085	1,368,286
London Stock Exchange Group plc	32,421	1,665,524
Macquarie Group, Ltd.	33,351	2,383,697
Moody’s Corp.	11,225	1,562,632
Morgan Stanley	100,860	4,858,426
Nasdaq, Inc.	7,570	587,205
Natixis S.A.	96,483	772,212
Nomura Holdings, Inc.	374,564	2,098,720
Northern Trust Corp.	14,190	1,304,487
Partners Group Holding AG	1,791	1,216,811
Raymond James Financial, Inc.	8,749	737,803
S&P Global, Inc.	17,515	2,737,770
SBI Holdings, Inc.	20,720	312,294
Schroders plc	12,861	578,760
Singapore Exchange, Ltd.	82,900	452,245

Capital Markets—(Continued)
St. James’s Place plc	54,521	838,162
State Street Corp.	26,390	2,521,301
T. Rowe Price Group, Inc.	16,390	1,485,753
UBS Group AG (a)	377,391	6,450,033

		80,757,372

Chemicals—1.8%
Air Liquide S.A.	40,147	5,350,614
Air Products & Chemicals, Inc.	12,845	1,942,421
Air Water, Inc.	15,424	284,700
Akzo Nobel NV	26,011	2,401,967
Albemarle Corp.	7,488	1,020,689
Arkema S.A.	7,039	862,535
Asahi Kasei Corp.	130,205	1,604,279
BASF SE	94,737	10,081,751
CF Industries Holdings, Inc. (b)	15,300	537,948
Chr Hansen Holding A/S	10,200	874,815
Covestro AG (144A)	11,488	987,776
Croda International plc	13,557	689,129
Daicel Corp.	28,876	348,113
DowDuPont, Inc.	161,424	11,175,384
Eastman Chemical Co.	9,780	884,992
Ecolab, Inc.	17,645	2,269,323
EMS-Chemie Holding AG	845	562,534
Evonik Industries AG	16,901	603,947
FMC Corp.	8,740	780,569
Frutarom Industries, Ltd.	4,042	310,996
Givaudan S.A.	953	2,073,617
Hitachi Chemical Co., Ltd.	10,769	295,410
Incitec Pivot, Ltd.	174,023	494,095
International Flavors & Fragrances, Inc.	5,285	755,279
Israel Chemicals, Ltd.	52,341	233,019
Johnson Matthey plc	20,023	918,368
JSR Corp.	19,815	376,650
K&S AG (b)	19,738	537,831
Kaneka Corp.	28,705	223,228
Kansai Paint Co., Ltd.	21,161	533,033
Koninklijke DSM NV	18,713	1,532,665
Kuraray Co., Ltd.	36,647	685,865
LANXESS AG	9,449	745,953
Linde AG	19,158	3,995,330
LyondellBasell Industries NV - Class A	22,871	2,265,373
Mitsubishi Chemical Holdings Corp.	147,598	1,407,877
Mitsubishi Gas Chemical Co., Inc.	18,675	438,081
Mitsui Chemicals, Inc.	18,860	573,513
Monsanto Co.	29,080	3,484,366
Mosaic Co. (The)	23,280	502,615
Nippon Paint Holdings Co., Ltd.	16,830	572,412
Nissan Chemical Industries, Ltd.	12,523	441,052
Nitto Denko Corp.	17,027	1,421,498
Novozymes A/S - B Shares	23,325	1,196,964
Orica, Ltd.	38,874	605,199
PPG Industries, Inc.	17,590	1,911,329
Praxair, Inc.	18,825	2,630,606
Sherwin-Williams Co. (The)	5,260	1,883,290
Shin-Etsu Chemical Co., Ltd.	40,113	3,589,890

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Sika AG	222	$1,651,802
Solvay S.A.	7,645	1,143,384
Sumitomo Chemical Co., Ltd.	162,213	1,014,392
Symrise AG	12,726	967,064
Taiyo Nippon Sanso Corp.	13,268	157,253
Teijin, Ltd.	19,289	380,491
Toray Industries, Inc.	151,451	1,469,603
Tosoh Corp.	30,213	680,925
Umicore S.A.	9,760	807,522
Yara International ASA	18,388	825,389

		88,996,715

Commercial Services & Supplies—0.2%
Babcock International Group plc	25,916	287,403
Brambles, Ltd.	163,934	1,161,060
Cintas Corp.	5,830	841,153
Dai Nippon Printing Co., Ltd.	26,755	641,090
Edenred	22,946	624,392
G4S plc	159,068	593,293
ISS A/S	17,260	694,161
Park24 Co., Ltd. (b)	11,476	279,937
Republic Services, Inc.	15,685	1,036,151
Secom Co., Ltd.	21,657	1,579,692
Securitas AB - B Shares	32,179	539,624
Societe BIC S.A.	2,943	352,831
Sohgo Security Services Co., Ltd.	7,407	340,213
Stericycle, Inc. (a)	5,615	402,146
Toppan Printing Co., Ltd.	53,874	534,751
Waste Management, Inc.	27,335	2,139,511

		12,047,408

Communications Equipment—0.4%
Cisco Systems, Inc. (f)	332,400	11,178,612
F5 Networks, Inc. (a)	4,585	552,768
Harris Corp.	8,190	1,078,459
Juniper Networks, Inc.	23,220	646,213
Motorola Solutions, Inc.	10,500	891,135
Nokia Oyj	601,974	3,614,938
Telefonaktiebolaget LM Ericsson - B Shares	316,902	1,828,565

		19,790,690

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	24,849	920,894
Boskalis Westminster	9,381	328,119
Bouygues S.A.	22,005	1,044,337
CIMIC Group, Ltd.	10,136	352,686
Eiffage S.A.	7,585	785,410
Ferrovial S.A.	49,928	1,100,174
Fluor Corp.	9,095	382,900
HOCHTIEF AG	1,990	335,745
Jacobs Engineering Group, Inc.	8,050	469,074
JGC Corp.	21,495	348,154
Kajima Corp.	92,698	921,605
Obayashi Corp.	66,998	803,760

Construction & Engineering—(Continued)
Quanta Services, Inc. (a)	9,885	369,403
Shimizu Corp.	56,614	628,106
Skanska AB - B Shares	35,127	813,930
Taisei Corp.	21,291	1,117,157
Vinci S.A.	51,945	4,937,144

		15,658,598

Construction Materials—0.2%
Boral, Ltd.	120,920	645,084
CRH plc	86,259	3,264,852
Fletcher Building, Ltd.	71,780	414,659
HeidelbergCement AG	15,350	1,577,825
Imerys S.A.	3,701	334,451
James Hardie Industries plc	45,553	635,958
LafargeHolcim, Ltd. (a)	46,950	2,748,305
Martin Marietta Materials, Inc.	4,312	889,264
Taiheiyo Cement Corp.	12,383	478,678
Vulcan Materials Co.	8,850	1,058,460

		12,047,536

Consumer Finance—0.3%
Acom Co., Ltd. (a)	40,470	156,864
AEON Financial Service Co., Ltd.	11,647	244,290
American Express Co.	54,080	4,892,077
Capital One Financial Corp.	34,865	2,951,671
Credit Saison Co., Ltd.	16,160	335,733
Discover Financial Services	27,285	1,759,337
Navient Corp.	22,635	339,978
Provident Financial plc (b)	15,150	168,859
Synchrony Financial	55,087	1,710,451

		12,559,260

Containers & Packaging—0.1%
Amcor, Ltd.	119,456	1,429,372
Avery Dennison Corp.	5,900	580,206
Ball Corp.	18,740	773,962
International Paper Co.	27,135	1,541,811
Packaging Corp. of America	6,499	745,305
Sealed Air Corp.	12,895	550,874
Toyo Seikan Group Holdings, Ltd.	16,900	282,646
WestRock Co.	16,695	947,107

		6,851,283

Distributors—0.0%
Genuine Parts Co. (b)	9,915	948,370
Jardine Cycle & Carriage, Ltd.	10,200	296,147
LKQ Corp. (a)	20,132	724,551

		1,969,068

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	7,490	270,462
H&R Block, Inc.	15,555	411,896

		682,358

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.7%
AMP, Ltd.	301,931	$1,148,121
Berkshire Hathaway, Inc. - Class B (a) (f)	123,824	22,699,416
Challenger, Ltd.	59,801	586,440
Eurazeo S.A.	4,562	407,995
EXOR NV	11,193	709,736
First Pacific Co., Ltd.	219,700	175,353
Groupe Bruxelles Lambert S.A.	8,346	878,576
Industrivarden AB - C Shares	17,228	436,790
Investor AB - B Shares	46,981	2,326,068
Kinnevik AB - Class B	24,232	791,682
L E Lundbergforetagen AB - B Shares	3,931	314,393
Leucadia National Corp.	21,975	554,869
Mitsubishi UFJ Lease & Finance Co., Ltd.	45,420	240,878
ORIX Corp.	136,575	2,204,694
Pargesa Holding S.A.	4,020	334,531
Standard Life Aberdeen plc	276,566	1,606,980
Wendel S.A.	2,941	476,661

		35,893,183

Diversified Telecommunication Services—1.3%
AT&T, Inc. (f)	406,380	15,917,894
Bezeq The Israeli Telecommunication Corp., Ltd.	213,934	305,662
BT Group plc	873,275	3,322,449
CenturyLink, Inc. (b)	35,850	677,565
Deutsche Telekom AG	337,679	6,299,840
Elisa Oyj	14,735	634,271
HKT Trust & HKT, Ltd.	390,400	475,373
Iliad S.A.	2,729	725,860
Inmarsat plc	47,038	405,660
Koninklijke KPN NV	352,364	1,210,209
Level 3 Communications, Inc. (a)	19,014	1,013,256
Nippon Telegraph & Telephone Corp.	71,357	3,272,522
Orange S.A.	205,779	3,369,556
PCCW, Ltd.	429,700	232,836
Proximus	15,800	545,113
Singapore Telecommunications, Ltd.	761,400	2,063,583
Singapore Telecommunications, Ltd.	80,700	218,968
Spark New Zealand, Ltd.	187,873	495,947
Swisscom AG	2,672	1,369,336
TDC A/S	83,245	488,056
Telecom Italia S.p.A. (a)	1,176,094	1,102,997
Telecom Italia S.p.A. - Risparmio Shares	617,964	465,118
Telefonica Deutschland Holding AG	76,702	430,448
Telefonica S.A.	467,662	5,087,145
Telenor ASA	77,434	1,640,932
Telia Co. AB	267,975	1,263,485
Telstra Corp., Ltd.	429,356	1,177,561
TPG Telecom, Ltd.	37,920	145,196
Verizon Communications, Inc. (f)	269,120	13,318,749

		67,675,587

Electric Utilities—1.1%
Alliant Energy Corp.	15,144	629,536
American Electric Power Co., Inc.	32,450	2,279,288
AusNet Services	185,823	247,287

Electric Utilities—(Continued)
Chubu Electric Power Co., Inc.	66,456	825,632
Chugoku Electric Power Co., Inc. (The) (b)	28,704	304,984
CK Infrastructure Holdings, Ltd.	67,900	585,518
CLP Holdings, Ltd.	169,382	1,737,455
Contact Energy, Ltd.	72,566	288,490
DONG Energy A/S (144A)	17,344	992,783
Duke Energy Corp.	45,515	3,819,619
Edison International	21,545	1,662,628
EDP - Energias de Portugal S.A.	245,149	922,904
Electricite de France S.A.	56,685	688,509
Endesa S.A.	32,771	738,821
Enel S.p.A.	838,913	5,051,751
Entergy Corp.	11,825	902,957
Eversource Energy	20,965	1,267,125
Exelon Corp.	60,724	2,287,473
FirstEnergy Corp.	27,925	860,928
Fortum Oyj	45,815	915,073
HK Electric Investments & HK Electric Investments, Ltd. (144A)	271,700	248,064
Iberdrola S.A.	591,587	4,595,190
Kansai Electric Power Co., Inc. (The)	72,619	929,518
Kyushu Electric Power Co., Inc.	44,181	470,093
Mercury NZ, Ltd.	70,992	173,852
NextEra Energy, Inc.	30,445	4,461,715
PG&E Corp.	32,545	2,215,989
Pinnacle West Capital Corp.	7,350	621,516
Power Assets Holdings, Ltd.	143,100	1,242,661
PPL Corp.	44,515	1,689,344
Red Electrica Corp. S.A.	44,648	938,255
Southern Co. (The)	60,295	2,962,896
SSE plc	104,263	1,951,303
Terna Rete Elettrica Nazionale S.p.A.	145,124	847,662
Tohoku Electric Power Co., Inc.	46,769	595,165
Tokyo Electric Power Co. Holdings, Inc. (a)	148,275	598,743
Xcel Energy, Inc.	33,510	1,585,693

		53,136,420

Electrical Equipment—0.6%
ABB, Ltd.	205,596	5,083,058
Acuity Brands, Inc. (b)	2,897	496,198
AMETEK, Inc.	15,467	1,021,441
Eaton Corp. plc	30,338	2,329,655
Emerson Electric Co.	42,495	2,670,386
Fuji Electric Co., Ltd.	56,922	316,049
Legrand S.A.	27,440	1,981,218
Mabuchi Motor Co., Ltd.	4,983	249,627
Mitsubishi Electric Corp.	199,326	3,117,986
Nidec Corp.	24,602	3,027,727
OSRAM Licht AG	8,649	690,452
Prysmian S.p.A.	21,265	719,304
Rockwell Automation, Inc.	8,645	1,540,625
Schneider Electric SE (a)	58,058	5,053,360
Siemens Gamesa Renewable Energy S.A.	24,441	319,061
Vestas Wind Systems A/S	22,228	1,994,816

		30,610,963

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.6%
Alps Electric Co., Ltd.	20,506	$541,909
Amphenol Corp. - Class A	20,270	1,715,653
Corning, Inc.	73,440	2,197,325
FLIR Systems, Inc.	9,005	350,385
Hamamatsu Photonics KK	14,656	443,026
Hexagon AB - B Shares	26,665	1,324,856
Hirose Electric Co., Ltd.	3,330	468,970
Hitachi High-Technologies Corp.	7,136	258,892
Hitachi, Ltd.	498,547	3,516,716
Ingenico Group S.A.	6,040	573,128
Keyence Corp.	10,035	5,349,968
Kyocera Corp.	33,107	2,049,223
Murata Manufacturing Co., Ltd.	19,750	2,919,916
Nippon Electric Glass Co., Ltd.	8,807	341,028
Omron Corp.	19,862	1,011,667
Shimadzu Corp.	26,072	515,639
TDK Corp.	13,367	912,528
TE Connectivity, Ltd.	24,400	2,026,664
Yaskawa Electric Corp.	26,149	832,671
Yokogawa Electric Corp.	23,433	399,610

		27,749,774

Energy Equipment & Services—0.3%
Baker Hughes a GE Co.	28,925	1,059,234
Halliburton Co.	56,650	2,607,599
Helmerich & Payne, Inc. (b)	7,105	370,242
National Oilwell Varco, Inc. (b)	24,805	886,283
Saipem S.p.A. (a)	62,186	268,532
Schlumberger, Ltd.	91,837	6,406,549
TechnipFMC plc (a)	31,936	891,653
Tenaris S.A.	48,781	691,416

		13,181,508

Equity Real Estate Investment Trusts—3.7%
Acadia Realty Trust	8,905	254,861
Activia Properties, Inc.	65	270,024
Advance Residence Investment Corp.	137	336,877
Aedifica S.A.	1,977	186,546
AEON REIT Investment Corp.	147	148,805
Agree Realty Corp.	3,000	147,240
Alexander’s, Inc.	228	96,693
Alexandria Real Estate Equities, Inc.	16,162	1,922,793
Allied Properties Real Estate Investment Trust	9,220	294,390
Alstria Office REIT-AG	14,400	205,713
American Assets Trust, Inc.	4,350	173,000
American Campus Communities, Inc.	14,527	641,367
American Homes 4 Rent - Class A	26,003	564,525
American Tower Corp.	28,045	3,833,191
ANF Immobilier	700	18,215
Apartment Investment & Management Co. - Class A	27,265	1,195,843
Apple Hospitality REIT, Inc.	22,750	430,203
Artis Real Estate Investment Trust	16,400	173,759
Ascendas Real Estate Investment Trust	513,200	1,008,077
Ashford Hospitality Trust, Inc.	8,250	55,028
Assura plc	195,050	163,969

Equity Real Estate Investment Trusts—(Continued)
AvalonBay Communities, Inc.	24,084	4,297,067
Axiare Patrimonio SOCIMI S.A.	6,800	138,972
Befimmo S.A.	2,100	132,466
Beni Stabili S.p.A. SIIQ	110,857	96,170
Big Yellow Group plc	15,800	160,181
Boardwalk Real Estate Investment Trust	4,150	126,421
Boston Properties, Inc.	26,875	3,302,400
Brandywine Realty Trust	18,726	327,518
British Land Co. plc (The)	212,727	1,717,161
Brixmor Property Group, Inc.	33,114	622,543
BWP Trust	52,948	122,885
Camden Property Trust	9,850	900,782
Canadian Apartment Properties REIT	14,650	396,028
Canadian Real Estate Investment Trust	7,950	293,916
Capital & Regional plc	57,950	44,068
CapitaLand Commercial Trust, Ltd.	433,800	529,124
CapitaLand Mall Trust	506,600	747,633
CareTrust REIT, Inc.	8,100	154,224
CBL & Associates Properties, Inc. (b)	18,150	152,279
CDL Hospitality Trusts	84,300	100,627
Cedar Realty Trust, Inc.	8,900	50,018
Champion REIT	211,650	146,134
Charter Hall Retail REIT	36,700	113,996
Chatham Lodging Trust	4,150	88,478
Chesapeake Lodging Trust	6,357	171,448
Cofinimmo S.A.	2,245	288,456
Columbia Property Trust, Inc.	13,250	288,453
Cominar Real Estate Investment Trust	19,931	216,761
Corporate Office Properties Trust	10,800	354,564
Cousins Properties, Inc.	45,080	421,047
Crombie Real Estate Investment Trust	9,500	103,775
Cromwell Property Group	161,050	120,673
Crown Castle International Corp.	22,010	2,200,560
CubeSmart	19,521	506,765
Custodian REIT plc	35,350	54,592
Daiwa House REIT Investment Co.	314	751,801
Daiwa Office Investment Corp.	30	150,187
DCT Industrial Trust, Inc.	10,002	579,316
DDR Corp.	33,500	306,860
Derwent London plc	10,900	408,113
Dexus	215,666	1,613,480
DiamondRock Hospitality Co.	21,550	235,973
Digital Realty Trust, Inc. (b)	31,875	3,771,769
Douglas Emmett, Inc.	15,714	619,446
Dream Global Real Estate Investment Trust	14,600	128,829
Dream Office Real Estate Investment Trust	8,400	141,576
Duke Realty Corp.	63,107	1,818,744
EastGroup Properties, Inc.	3,633	320,140
Education Realty Trust, Inc.	7,916	284,422
Empire State Realty Trust, Inc. - Class A	13,779	283,021
Empiric Student Property plc	63,750	86,498
EPR Properties	6,797	474,023
Equinix, Inc.	4,617	2,060,567
Equity Commonwealth (a)	13,059	396,994
Equity Lifestyle Properties, Inc.	8,819	750,321
Equity Residential	62,780	4,139,085
Essex Property Trust, Inc.	11,450	2,908,643

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Eurocommercial Properties NV	5,100	$218,101
Extra Space Storage, Inc.	21,453	1,714,524
Federal Realty Investment Trust (b)	12,384	1,538,217
First Industrial Realty Trust, Inc.	12,800	385,152
First Potomac Realty Trust	6,250	69,625
Fonciere Des Regions	7,715	802,080
Forest City Realty Trust, Inc. - Class A	26,300	670,913
Fortune Real Estate Investment Trust	143,400	168,617
Four Corners Property Trust, Inc.	6,650	165,718
Franklin Street Properties Corp.	11,250	119,475
Frontier Real Estate Investment Corp.	48	194,730
Fukuoka REIT Corp.	68	96,824
Gaming and Leisure Properties, Inc.	21,796	804,054
GCP Student Living plc	41,900	81,410
Gecina S.A.	9,712	1,574,932
Getty Realty Corp.	3,315	94,842
GGP, Inc.	105,261	2,186,271
Global Net Lease, Inc.	7,200	157,608
GLP J-Reit	264	275,207
Goodman Group	375,693	2,438,903
Government Properties Income Trust	10,185	191,172
GPT Group (The)	380,804	1,487,198
Gramercy Property Trust	16,306	493,256
Granite Real Estate Investment Trust	5,100	204,654
Great Portland Estates plc	35,492	290,820
Green REIT plc	74,450	132,613
H&R Real Estate Investment Trust	31,144	537,641
Hamborner REIT AG	8,250	89,238
Hammerson plc	167,604	1,206,213
Hansteen Holdings plc	87,350	161,557
HCP, Inc.	81,675	2,273,015
Healthcare Realty Trust, Inc.	13,210	427,211
Healthcare Trust of America, Inc. - Class A	21,525	641,445
Hersha Hospitality Trust	4,162	77,705
Hibernia REIT plc	75,400	135,985
Highwoods Properties, Inc.	11,050	575,594
Hispania Activos Inmobiliarios SOCIMI S.A.	9,600	173,032
Hospitality Properties Trust	17,600	501,424
Host Hotels & Resorts, Inc.	128,885	2,383,084
Hudson Pacific Properties, Inc.	16,813	563,740
Hulic Reit, Inc.	100	147,562
Icade	7,311	652,419
Immobiliare Grande Distribuzione SIIQ S.p.A.	39,096	40,790
Industrial & Infrastructure Fund Investment Corp.	40	169,574
Intervest Offices & Warehouses NV	1,700	44,611
Intu Properties plc	186,684	576,662
Investa Office Fund	60,862	215,548
Investors Real Estate Trust	12,958	79,173
Invincible Investment Corp.	336	138,947
Invitation Homes, Inc.	9,529	215,832
Irish Residential Properties REIT plc	38,100	66,468
Iron Mountain, Inc.	15,849	616,526
Japan Excellent, Inc.	130	154,468
Japan Hotel REIT Investment Corp.	436	275,768
Japan Logistics Fund, Inc.	91	169,446
Japan Prime Realty Investment Corp.	179	598,097
Japan Real Estate Investment Corp.	263	1,264,443

Equity Real Estate Investment Trusts—(Continued)
Japan Rental Housing Investments, Inc.	162	114,329
Japan Retail Fund Investment Corp.	566	1,015,559
JBG SMITH Properties (a)	9,325	319,008
Kenedix Office Investment Corp.	39	214,423
Kenedix Retail REIT Corp.	55	114,389
Keppel REIT	209,750	182,500
Killam Apartment Real Estate Investment Trust	7,950	84,040
Kilroy Realty Corp.	10,484	745,622
Kimco Realty Corp.	72,038	1,408,343
Kite Realty Group Trust	8,912	180,468
Kiwi Property Group, Ltd.	154,313	150,495
Klepierre	45,041	1,768,065
Land Securities Group plc	153,996	2,008,424
Lar Espana Real Estate Socimi S.A.	9,700	94,279
LaSalle Hotel Properties	12,250	355,495
Lexington Realty Trust	25,350	259,077
Liberty Property Trust	15,950	654,907
Life Storage, Inc.	4,981	407,496
Link REIT	468,850	3,804,058
LondonMetric Property plc	69,450	154,680
LTC Properties, Inc.	4,250	199,665
Macerich Co. (The)	23,177	1,274,040
Mack-Cali Realty Corp.	9,757	231,338
Mapletree Commercial Trust	206,744	231,894
Mapletree Industrial Trust	136,600	188,833
Mapletree Logistics Trust	160,100	146,471
Medical Properties Trust, Inc.	39,245	515,287
Mercialys S.A.	4,450	88,887
Merlin Properties Socimi S.A.	36,484	505,722
Mid-America Apartment Communities, Inc.	19,970	2,134,394
Mirvac Group	782,964	1,411,305
Monmouth Real Estate Investment Corp.	7,450	120,616
Mori Hills REIT Investment Corp.	156	187,035
Mori Trust Sogo REIT, Inc.	108	161,677
National Health Investors, Inc.	4,300	332,347
National Retail Properties, Inc.	16,133	672,101
National Storage Affiliates Trust	4,750	115,140
New Senior Investment Group, Inc.	8,850	80,978
NewRiver REIT plc (London Exchange)	32,400	147,054
Nippon Accommodations Fund, Inc.	49	190,313
Nippon Building Fund, Inc.	277	1,381,059
Nippon Prologis REIT, Inc.	384	809,295
Nomura Real Estate Master Fund, Inc.	822	1,069,688
Northview Apartment Real Estate Investment Trust	5,450	98,015
NSI NV	1,849	72,839
Omega Healthcare Investors, Inc.	21,070	672,344
Orix JREIT, Inc.	278	399,308
Paramount Group, Inc.	21,474	343,584
Park Hotels & Resorts, Inc.	15,550	428,558
Parkway, Inc.	4,522	104,142
Pebblebrook Hotel Trust (b)	7,400	267,436
Pennsylvania Real Estate Investment Trust (b)	7,350	77,102
Physicians Realty Trust	19,369	343,412
Piedmont Office Realty Trust, Inc. - Class A	15,700	316,512
Premier Investment Corp.	137	130,038
Primary Health Properties plc	61,976	101,525
ProLogis, Inc.	91,920	5,833,243

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
PS Business Parks, Inc.	2,150	$287,025
Public Storage	25,846	5,530,786
Pure Industrial Real Estate Trust	29,350	149,602
QTS Realty Trust, Inc. - Class A	5,150	269,654
Quality Care Properties, Inc. (a)	10,190	157,945
Ramco-Gershenson Properties Trust	8,428	109,648
Realty Income Corp. (b)	46,142	2,638,861
Redefine International plc	131,400	66,907
Regency Centers Corp.	26,128	1,620,981
Regional REIT, Ltd. (144A)	26,800	37,708
Retail Estates NV	600	52,197
Retail Opportunity Investments Corp. (b)	11,635	221,181
Retail Properties of America, Inc. - Class A	25,050	328,907
Rexford Industrial Realty, Inc.	7,600	217,512
RioCan Real Estate Investment Trust	35,288	676,772
RLJ Lodging Trust	18,295	402,490
Ryman Hospitality Properties, Inc.	4,786	299,077
Sabra Health Care REIT, Inc.	17,105	375,284
Safestore Holdings plc	22,100	129,471
Saul Centers, Inc.	1,207	74,725
SBA Communications Corp. (a)	8,372	1,205,987
Scentre Group	1,105,869	3,418,560
Segro plc	211,429	1,519,972
Sekisui House Reit, Inc.	96	110,916
Sekisui House SI Residential Investment Corp.	115	112,640
Select Income REIT	6,805	159,373
Senior Housing Properties Trust	25,500	498,525
Seritage Growth Properties - Class A (b)	2,700	124,389
Shaftesbury plc	24,400	332,201
Shopping Centres Australasia Property Group	80,850	145,646
Simon Property Group, Inc.	54,225	8,730,767
SL Green Realty Corp.	17,140	1,736,625
Smart Real Estate Investment Trust	12,600	297,290
Spirit Realty Capital, Inc.	52,462	449,599
STAG Industrial, Inc.	9,985	274,288
Starwood Waypoint Homes	13,750	500,087
Stockland	512,592	1,734,294
STORE Capital Corp.	18,462	459,150
Summit Hotel Properties, Inc.	11,150	178,289
Sun Communities, Inc.	8,246	706,517
Sunstone Hotel Investors, Inc.	24,306	390,597
Suntec Real Estate Investment Trust	534,550	736,285
Tanger Factory Outlet Centers, Inc. (b)	9,950	242,979
Target Healthcare REIT, Ltd.	25,850	40,527
Taubman Centers, Inc.	6,400	318,080
Terreno Realty Corp.	5,500	198,990
Tier REIT, Inc.	5,100	98,430
Tokyu REIT, Inc.	95	115,757
Tritax Big Box REIT plc	148,250	282,910
UDR, Inc.	46,440	1,766,113
Unibail-Rodamco SE (Paris Exchange)	21,105	5,137,777
UNITE Group plc (The)	25,850	238,161
United Urban Investment Corp.	634	929,485
Universal Health Realty Income Trust	1,350	101,912
Urban Edge Properties	10,500	253,260
Urstadt Biddle Properties, Inc. - Class A	3,150	68,355
Vastned Retail NV	1,957	87,200

Equity Real Estate Investment Trusts—(Continued)
Ventas, Inc.	60,690	3,952,740
VEREIT, Inc.	106,000	878,740
Vicinity Centres	701,714	1,468,462
Vornado Realty Trust	30,380	2,335,614
Warehouses De Pauw SCA	1,817	205,086
Washington Prime Group, Inc.	20,100	167,433
Washington Real Estate Investment Trust	8,294	271,711
Weingarten Realty Investors	13,008	412,874
Welltower, Inc.	63,245	4,444,859
Wereldhave Belgium NV	250	27,482
Wereldhave NV	4,350	205,212
Westfield Corp.	412,162	2,538,158
Weyerhaeuser Co.	49,292	1,677,407
Workspace Group plc	13,100	155,922
WP Carey, Inc.	11,451	771,683
Xenia Hotels & Resorts, Inc.	11,600	244,180
Xior Student Housing NV	650	30,679

		188,125,008

Food & Staples Retailing—0.9%
Aeon Co., Ltd.	62,954	930,599
Carrefour S.A.	58,502	1,181,852
Casino Guichard Perrachon S.A.	5,724	339,503
Colruyt S.A. (b)	6,239	319,783
Costco Wholesale Corp.	29,095	4,780,018
CVS Health Corp.	72,615	5,905,052
Distribuidora Internacional de Alimentacion S.A.	64,203	374,734
FamilyMart UNY Holdings Co., Ltd.	8,504	448,524
ICA Gruppen AB	8,311	312,437
J Sainsbury plc	168,146	536,086
Jeronimo Martins SGPS S.A.	25,977	512,424
Koninklijke Ahold Delhaize NV	132,159	2,472,238
Kroger Co. (The)	64,360	1,291,062
Lawson, Inc.	5,173	342,609
METRO AG (a)	18,573	392,736
Seven & i Holdings Co., Ltd.	77,718	3,001,806
Sundrug Co., Ltd.	7,600	314,695
Sysco Corp.	34,645	1,869,098
Tesco plc (a)	844,522	2,118,145
Tsuruha Holdings, Inc.	3,799	454,204
Wal-Mart Stores, Inc. (f)	103,674	8,101,086
Walgreens Boots Alliance, Inc.	56,995	4,401,154
Wesfarmers, Ltd.	116,950	3,793,046
WM Morrison Supermarkets plc	227,465	713,638
Woolworths, Ltd.	133,513	2,645,647

		47,552,176

Food Products—1.3%
Ajinomoto Co., Inc.	56,036	1,093,813
Archer-Daniels-Midland Co.	39,255	1,668,730
Associated British Foods plc	36,746	1,573,471
Barry Callebaut AG (a)	228	349,443
Calbee, Inc.	8,277	291,782
Campbell Soup Co.	11,890	556,690
Chocoladefabriken Lindt & Spruengli AG	11	762,792

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	107	$610,108
Conagra Brands, Inc.	28,640	966,314
Danone S.A.	60,887	4,777,298
General Mills, Inc.	39,160	2,026,922
Golden Agri-Resources, Ltd.	715,600	197,893
Hershey Co. (The)	9,465	1,033,294
Hormel Foods Corp.	17,810	572,413
J.M. Smucker Co. (The)	7,885	827,373
Kellogg Co. (b)	16,655	1,038,772
Kerry Group plc - Class A	16,349	1,571,973
Kikkoman Corp.	15,257	469,361
Kraft Heinz Co. (The)	39,323	3,049,499
Marine Harvest ASA (a)	42,975	850,996
McCormick & Co., Inc. (b)	7,670	787,249
MEIJI Holdings Co., Ltd.	12,599	999,016
Mondelez International, Inc. - Class A	103,560	4,210,750
Nestle S.A.	321,004	26,884,528
NH Foods, Ltd.	18,490	508,721
Nisshin Seifun Group, Inc.	20,522	343,971
Nissin Foods Holdings Co., Ltd.	6,116	371,440
Orkla ASA	84,078	863,275
Tate & Lyle plc	47,930	416,550
Toyo Suisan Kaisha, Ltd.	9,147	336,191
Tyson Foods, Inc. - Class A	19,350	1,363,208
WH Group, Ltd. (144A)	831,100	884,938
Wilmar International, Ltd.	164,039	385,973
Yakult Honsha Co., Ltd.	9,136	657,495
Yamazaki Baking Co., Ltd.	13,673	247,394

		63,549,636

Gas Utilities—0.1%
APA Group	114,237	750,344
Gas Natural SDG S.A.	36,126	800,365
Hong Kong & China Gas Co., Ltd.	865,648	1,627,158
Osaka Gas Co., Ltd.	38,446	715,075
Toho Gas Co., Ltd.	7,610	222,916
Tokyo Gas Co., Ltd.	40,380	990,169

		5,106,027

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	113,570	6,060,095
Align Technology, Inc. (a)	5,199	968,418
Baxter International, Inc.	36,100	2,265,275
Becton Dickinson & Co.	13,977	2,738,793
Boston Scientific Corp. (a)	89,080	2,598,464
C.R. Bard, Inc.	4,885	1,565,642
Cochlear, Ltd.	5,956	745,291
Coloplast A/S - Class B	12,254	994,535
ConvaTec Group plc (144A)	140,899	517,296
Cooper Cos., Inc. (The)	3,276	776,772
CYBERDYNE, Inc. (a) (b)	9,856	131,324
Danaher Corp.	39,460	3,384,879
DENTSPLY SIRONA, Inc.	15,907	951,398
Edwards Lifesciences Corp. (a)	14,160	1,547,830
Essilor International S.A.	21,404	2,648,121

Health Care Equipment & Supplies—(Continued)
Getinge AB - B Shares	23,593	443,083
Hologic, Inc. (a)	16,263	596,689
Hoya Corp.	40,204	2,180,607
IDEXX Laboratories, Inc. (a)	6,091	947,090
Intuitive Surgical, Inc. (a)	2,520	2,635,618
Koninklijke Philips NV	95,889	3,966,091
Medtronic plc	92,879	7,223,200
Olympus Corp.	30,043	1,017,815
ResMed, Inc.	9,783	752,900
Smith & Nephew plc	90,249	1,631,854
Sonova Holding AG	5,399	916,056
Straumann Holding AG	985	633,673
Stryker Corp.	20,670	2,935,553
Sysmex Corp.	16,141	1,030,365
Terumo Corp.	33,295	1,310,393
Varian Medical Systems, Inc. (a)	6,325	632,880
William Demant Holding A/S (a)	12,020	317,337
Zimmer Biomet Holdings, Inc.	11,835	1,385,760

		58,451,097

Health Care Providers & Services—1.0%
Aetna, Inc.	23,144	3,680,127
Alfresa Holdings Corp.	19,357	354,935
AmerisourceBergen Corp.	12,685	1,049,684
Anthem, Inc.	17,280	3,281,126
Cardinal Health, Inc.	21,730	1,454,172
Centene Corp. (a)	11,209	1,084,695
Chartwell Retirement Residences	20,850	248,980
Cigna Corp.	16,925	3,163,959
DaVita, Inc. (a)	10,930	649,133
Envision Healthcare Corp. (a)	7,919	355,959
Express Scripts Holding Co. (a)	41,814	2,647,662
Fresenius Medical Care AG & Co. KGaA	22,184	2,171,090
Fresenius SE & Co. KGaA	42,830	3,454,869
HCA Healthcare, Inc. (a)	20,169	1,605,251
Healthscope, Ltd.	176,411	232,071
Henry Schein, Inc. (a) (b)	10,806	885,984
Humana, Inc.	9,800	2,387,574
Laboratory Corp. of America Holdings (a)	6,725	1,015,273
McKesson Corp.	15,155	2,327,960
Mediclinic International plc	37,790	329,401
Medipal Holdings Corp.	17,655	306,825
Miraca Holdings, Inc.	5,960	277,288
Patterson Cos., Inc. (b)	5,480	211,802
Quest Diagnostics, Inc. (b)	9,405	880,684
Ramsay Health Care, Ltd.	14,635	717,673
Ryman Healthcare, Ltd.	41,007	274,819
Sonic Healthcare, Ltd.	41,076	676,002
Suzuken Co., Ltd.	7,555	269,310
UnitedHealth Group, Inc.	62,800	12,299,380
Universal Health Services, Inc. - Class B	6,000	665,640

		48,959,328

Health Care Technology—0.0%
Cerner Corp. (a)	19,960	1,423,547
M3, Inc.	21,771	622,742

		2,046,289

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.9%
Accor S.A.	19,095	$948,086
Aristocrat Leisure, Ltd.	55,983	925,976
Carnival Corp.	29,720	1,919,020
Carnival plc	19,327	1,229,832
Chipotle Mexican Grill, Inc. (a) (b)	2,015	620,278
Compass Group plc	163,107	3,462,898
Crown Resorts, Ltd.	40,529	360,350
Darden Restaurants, Inc. (b)	7,575	596,759
Domino’s Pizza Enterprises, Ltd.	6,429	231,763
Flight Centre Travel Group, Ltd.	5,780	204,822
Galaxy Entertainment Group, Ltd.	242,671	1,714,770
Genting Singapore plc	619,900	535,824
Hilton Worldwide Holdings, Inc.	14,108	979,801
InterContinental Hotels Group plc	18,617	982,432
Marriott International, Inc. - Class A	21,507	2,371,362
McDonald’s Corp.	59,540	9,328,727
McDonald’s Holdings Co. Japan, Ltd.	6,917	306,265
Melco Resorts & Entertainment, Ltd. (ADR)	25,487	614,746
Merlin Entertainments plc (144A)	72,897	435,443
MGM China Holdings, Ltd.	97,300	233,766
MGM Resorts International	33,304	1,085,377
Oriental Land Co., Ltd.	22,508	1,715,493
Paddy Power Betfair plc	8,254	823,696
Pandox AB	7,286	138,749
Royal Caribbean Cruises, Ltd.	11,214	1,329,308
Sands China, Ltd.	249,735	1,304,305
Shangri-La Asia, Ltd.	129,200	240,700
SJM Holdings, Ltd.	199,356	182,876
Sodexo S.A.	9,515	1,187,774
Starbucks Corp.	97,660	5,245,319
Tabcorp Holdings, Ltd.	84,923	285,156
Tatts Group, Ltd.	135,496	424,561
TUI AG	45,429	771,431
Whitbread plc	18,917	954,753
Wyndham Worldwide Corp.	7,365	776,345
Wynn Macau, Ltd.	160,678	434,145
Wynn Resorts, Ltd. (b)	5,350	796,722
Yum! Brands, Inc.	27,040	1,990,414

		47,690,044

Household Durables—0.5%
Barratt Developments plc	103,866	855,340
Berkeley Group Holdings plc	13,556	675,233
Casio Computer Co., Ltd.	19,916	280,720
D.R. Horton, Inc.	21,650	864,484
Electrolux AB - Series B	24,815	843,794
Garmin, Ltd. (b)	7,770	419,347
Husqvarna AB - B Shares	42,715	439,822
Iida Group Holdings Co., Ltd.	15,250	271,981
Leggett & Platt, Inc.	8,880	423,842
Lennar Corp. - Class A	11,895	628,056
Mohawk Industries, Inc. (a)	4,260	1,054,393
Newell Brands, Inc.	30,095	1,284,154
Nikon Corp.	35,237	611,457
Panasonic Corp.	227,718	3,301,577
Persimmon plc	31,833	1,101,434

Household Durables—(Continued)
PulteGroup, Inc.	20,980	573,383
Rinnai Corp.	3,533	303,068
SEB S.A.	2,351	431,513
Sekisui Chemical Co., Ltd.	41,300	813,346
Sekisui House, Ltd.	60,555	1,021,255
Sharp Corp. (a) (b)	15,326	462,933
Sony Corp.	130,353	4,851,938
Taylor Wimpey plc	337,484	884,138
Techtronic Industries Co., Ltd.	140,900	753,501
Whirlpool Corp.	5,130	946,177

		24,096,886

Household Products—0.7%
Church & Dwight Co., Inc.	17,202	833,437
Clorox Co. (The)	8,515	1,123,214
Colgate-Palmolive Co.	58,950	4,294,507
Essity AB - Class B (a)	62,562	1,703,663
Henkel AG & Co. KGaA	10,719	1,304,608
Kimberly-Clark Corp.	23,835	2,804,903
Lion Corp.	23,251	426,019
Procter & Gamble Co. (The) (f)	174,906	15,912,948
Reckitt Benckiser Group plc	68,880	6,293,894
Unicharm Corp.	41,624	955,391

		35,652,584

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	43,585	480,307
Electric Power Development Co., Ltd.	15,233	382,690
Meridian Energy, Ltd.	131,378	269,968
NRG Energy, Inc.	20,705	529,841

		1,662,806

Industrial Conglomerates—1.1%
3M Co.	40,045	8,405,446
CK Hutchison Holdings, Ltd.	278,546	3,574,664
DCC plc	9,188	892,625
General Electric Co. (f)	602,372	14,565,355
Honeywell International, Inc.	50,860	7,208,897
Jardine Matheson Holdings, Ltd.	22,400	1,419,353
Jardine Strategic Holdings, Ltd.	23,000	995,100
Keihan Holdings Co., Ltd.	9,863	288,974
Keppel Corp., Ltd.	149,000	714,197
NWS Holdings, Ltd.	158,100	308,663
Roper Technologies, Inc.	6,690	1,628,346
Seibu Holdings, Inc.	19,291	329,766
Sembcorp Industries, Ltd.	99,600	217,728
Siemens AG	78,906	11,116,654
Smiths Group plc	40,829	863,884
Toshiba Corp. (a)	415,233	1,162,947

		53,692,599

Insurance—2.4%
Admiral Group plc	20,608	502,118
Aegon NV	181,882	1,059,650
Aflac, Inc.	27,685	2,253,282

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Ageas	19,439	$913,608
AIA Group, Ltd.	1,245,373	9,236,058
Allianz SE	47,138	10,583,209
Allstate Corp. (The)	24,965	2,294,533
American International Group, Inc.	68,371	4,197,296
Aon plc	17,880	2,612,268
Arthur J. Gallagher & Co.	11,642	716,565
Assicurazioni Generali S.p.A.	128,874	2,403,934
Assurant, Inc.	4,305	411,214
Aviva plc	419,392	2,894,492
AXA S.A.	200,223	6,057,261
Baloise Holding AG	5,181	820,726
Brighthouse Financial, Inc. (a) (g)	6,579	400,003
Chubb, Ltd.	30,467	4,343,071
Cincinnati Financial Corp.	9,710	743,495
CNP Assurances	17,852	418,843
Dai-ichi Life Holdings, Inc.	111,213	1,999,402
Direct Line Insurance Group plc	140,963	686,917
Everest Re Group, Ltd.	2,828	645,887
Gjensidige Forsikring ASA	20,548	357,919
Hannover Rueck SE	6,248	753,024
Hartford Financial Services Group, Inc. (The)	26,140	1,448,940
Insurance Australia Group, Ltd.	244,198	1,226,150
Japan Post Holdings Co., Ltd. (b)	159,446	1,884,020
Legal & General Group plc	614,264	2,139,487
Lincoln National Corp.	15,840	1,163,923
Loews Corp.	17,640	844,250
Mapfre S.A.	111,174	361,876
Marsh & McLennan Cos., Inc.	34,450	2,887,255
Medibank Private, Ltd.	284,061	652,514
MetLife, Inc. (b) (g)	72,375	3,759,881
MS&AD Insurance Group Holdings, Inc.	48,991	1,581,155
Muenchener Rueckversicherungs-Gesellschaft AG	15,991	3,418,968
NN Group NV	32,368	1,356,602
Old Mutual plc	508,502	1,324,838
Poste Italiane S.p.A. (144A)	53,887	396,947
Principal Financial Group, Inc.	17,875	1,150,078
Progressive Corp. (The)	38,605	1,869,254
Prudential Financial, Inc.	29,430	3,128,998
Prudential plc	266,715	6,386,370
QBE Insurance Group, Ltd.	141,518	1,117,889
RSA Insurance Group plc	105,475	880,612
Sampo Oyj - A Shares	46,110	2,438,884
SCOR SE	17,835	747,964
Sompo Holdings, Inc.	36,416	1,420,013
Sony Financial Holdings, Inc.	17,970	294,952
Suncorp Group, Ltd.	133,335	1,371,077
Swiss Life Holding AG (a)	3,352	1,180,752
Swiss Re AG	33,426	3,028,060
T&D Holdings, Inc.	56,257	817,141
Tokio Marine Holdings, Inc.	69,895	2,737,806
Torchmark Corp.	7,455	597,071
Travelers Cos., Inc. (The)	19,480	2,386,690
Tryg A/S	11,704	270,284
UnipolSai Assicurazioni S.p.A. (b)	101,535	237,128
Unum Group	15,695	802,485

Insurance—(Continued)
Willis Towers Watson plc	9,167	1,413,826
XL Group, Ltd.	19,265	760,004
Zurich Insurance Group AG	15,606	4,766,020

		121,554,939

Internet & Direct Marketing Retail—0.8%
Amazon.com, Inc. (a)	26,450	25,427,708
Expedia, Inc.	7,785	1,120,573
Netflix, Inc. (a)	28,281	5,128,759
Priceline Group, Inc. (The) (a)	3,295	6,032,552
Rakuten, Inc.	96,074	1,048,474
Start Today Co., Ltd.	19,994	634,319
TripAdvisor, Inc. (a) (b)	7,505	304,178
Zalando SE (144A) (a)	11,513	576,946

		40,273,509

Internet Software & Services—1.4%
Akamai Technologies, Inc. (a)	11,610	565,639
Alphabet, Inc. - Class A (a) (f)	19,340	18,831,745
Alphabet, Inc. - Class C (a) (f)	19,666	18,861,857
Auto Trader Group plc (144A)	99,871	525,338
DeNA Co., Ltd.	10,937	245,327
eBay, Inc. (a)	71,575	2,752,775
Facebook, Inc. - Class A (a)	151,646	25,911,752
Kakaku.com, Inc.	14,381	183,338
Mixi, Inc.	4,520	218,588
United Internet AG	12,701	791,219
VeriSign, Inc. (a) (b)	6,335	673,981
Yahoo Japan Corp.	145,972	692,901

		70,254,460

IT Services—1.4%
Accenture plc - Class A	41,495	5,604,730
Alliance Data Systems Corp.	3,950	875,122
Amadeus IT Group S.A.	45,263	2,946,113
Atos SE	9,767	1,516,579
Automatic Data Processing, Inc.	30,195	3,300,917
Capgemini SE	16,589	1,942,978
Cognizant Technology Solutions Corp. - Class A	40,250	2,919,735
Computershare, Ltd.	48,056	547,564
CSRA, Inc.	8,955	288,978
DXC Technology Co.	19,428	1,668,477
Fidelity National Information Services, Inc.	18,185	1,698,297
Fiserv, Inc. (a)	14,760	1,903,450
Fujitsu, Ltd.	202,836	1,511,295
Gartner, Inc. (a)	6,159	766,241
Global Payments, Inc.	10,137	963,319
International Business Machines Corp. (f)	58,396	8,472,092
MasterCard, Inc. - Class A	64,800	9,149,760
Nomura Research Institute, Ltd.	13,663	533,233
NTT Data Corp.	65,005	695,794
Obic Co., Ltd.	6,735	424,153
Otsuka Corp.	5,381	345,779
Paychex, Inc.	21,215	1,272,051
PayPal Holdings, Inc. (a)	73,475	4,704,604

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Total System Services, Inc.	11,095	$726,723
Visa, Inc. - Class A (b)	126,760	13,340,222
Western Union Co. (The)	33,120	635,904
Worldpay Group plc (144A)	206,290	1,125,098

		69,879,208

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	20,632	707,975
Hasbro, Inc.	7,445	727,153
Mattel, Inc. (b)	22,445	347,449
Sankyo Co., Ltd.	4,604	146,981
Sega Sammy Holdings, Inc.	17,741	247,943
Shimano, Inc.	7,651	1,020,597
Yamaha Corp.	17,331	639,465

		3,837,563

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	21,635	1,388,967
Eurofins Scientific SE	1,133	716,019
Illumina, Inc. (a)	9,719	1,936,025
Lonza Group AG (a)	7,682	2,015,025
Mettler-Toledo International, Inc. (a)	1,789	1,120,200
PerkinElmer, Inc.	7,190	495,894
QIAGEN NV (a)	22,134	696,974
Quintiles IMS Holdings, Inc. (a)	8,621	819,598
Thermo Fisher Scientific, Inc.	26,230	4,962,716
Waters Corp. (a)	5,390	967,613

		15,119,031

Machinery—1.3%
Alfa Laval AB	30,354	742,149
Alstom S.A.	15,956	678,546
Amada Holdings Co., Ltd.	35,100	385,412
Andritz AG	7,549	436,409
Atlas Copco AB - A Shares	69,264	2,937,422
Atlas Copco AB - B Shares	40,249	1,565,373
Caterpillar, Inc.	38,485	4,799,464
CNH Industrial NV	105,438	1,266,236
Cummins, Inc.	10,695	1,797,081
Deere & Co.	19,815	2,488,566
Dover Corp.	10,200	932,178
FANUC Corp.	19,996	4,054,369
Flowserve Corp.	8,580	365,422
Fortive Corp.	19,730	1,396,687
GEA Group AG	18,914	860,452
Hino Motors, Ltd.	26,541	324,950
Hitachi Construction Machinery Co., Ltd.	11,135	330,523
Hoshizaki Corp.	5,626	494,789
IHI Corp.	15,858	552,175
Illinois Tool Works, Inc.	21,600	3,195,936
IMI plc	28,130	469,109
Ingersoll-Rand plc	16,965	1,512,769
JTEKT Corp.	22,950	318,232
Kawasaki Heavy Industries, Ltd.	15,416	511,542
KION Group AG	7,309	699,460

Machinery—(Continued)
Komatsu, Ltd.	95,241	2,712,738
Kone Oyj - Class B	34,857	1,845,862
Kubota Corp.	108,816	1,981,925
Kurita Water Industries, Ltd.	10,188	294,367
Makita Corp.	23,106	934,216
MAN SE	3,661	413,231
Metso Oyj	11,720	429,999
Minebea Mitsumi, Inc.	39,712	621,570
Mitsubishi Heavy Industries, Ltd.	33,058	1,307,515
Nabtesco Corp.	11,620	432,253
NGK Insulators, Ltd.	27,159	509,359
NSK, Ltd.	39,561	534,286
PACCAR, Inc.	23,195	1,677,926
Parker-Hannifin Corp.	8,935	1,563,804
Pentair plc	11,973	813,685
Sandvik AB	116,445	2,011,292
Schindler Holding AG	2,089	449,821
Schindler Holding AG (Participation Certificate)	4,204	928,637
SKF AB - B Shares	38,916	850,495
SMC Corp.	5,907	2,084,641
Snap-on, Inc.	3,810	567,728
Stanley Black & Decker, Inc.	10,040	1,515,739
Sumitomo Heavy Industries, Ltd.	11,970	480,508
THK Co., Ltd.	12,430	425,606
Volvo AB - B Shares	160,337	3,091,160
Wartsila Oyj Abp	15,264	1,081,843
Weir Group plc (The)	22,600	595,190
Xylem, Inc.	11,740	735,276
Yangzijiang Shipbuilding Holdings, Ltd.	235,990	249,102

		64,255,025

Marine—0.1%
AP Moller - Maersk A/S - Class A	391	718,593
AP Moller - Maersk A/S - Class B	675	1,282,425
Kuehne & Nagel International AG	5,573	1,031,907
Mitsui OSK Lines, Ltd.	11,820	358,468
Nippon Yusen KK (a)	16,663	346,667

		3,738,060

Media—1.2%
Altice NV - Class A (a) (b)	49,287	988,495
Altice NV - Class B (a)	9,319	186,419
Axel Springer SE	5,060	325,353
CBS Corp. - Class B	27,850	1,615,300
Charter Communications, Inc. - Class A (a)	14,457	5,253,963
Comcast Corp. - Class A	321,404	12,367,626
Dentsu, Inc.	22,311	979,924
Discovery Communications, Inc. - Class A (a) (b)	9,850	209,706
Discovery Communications, Inc. - Class C (a)	15,650	317,069
DISH Network Corp. - Class A (a)	14,194	769,741
Eutelsat Communications S.A.	18,074	535,599
Hakuhodo DY Holdings, Inc.	23,901	314,231
I-CABLE Communications, Ltd. (a)	92,220	3,072
Interpublic Group of Cos., Inc. (The)	26,525	551,455
ITV plc	371,413	869,573

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
JCDecaux S.A.	7,705	$288,359
Lagardere SCA	12,286	411,760
News Corp. - Class A	25,021	331,778
News Corp. - Class B	7,056	96,314
Omnicom Group, Inc. (b)	15,785	1,169,195
Pearson plc	84,330	691,609
ProSiebenSat.1 Media SE	24,038	819,185
Publicis Groupe S.A.	21,009	1,466,684
REA Group, Ltd.	5,478	289,537
RTL Group S.A. (a)	395	29,909
RTL Group S.A. (Brussels Exchange)	3,657	277,442
Schibsted ASA - B Shares	9,284	219,172
Schibsted ASA - Class A	7,905	203,679
Scripps Networks Interactive, Inc. - Class A	6,250	536,812
SES S.A.	37,599	822,125
Singapore Press Holdings, Ltd.	165,000	330,901
Sky plc	106,385	1,305,190
Telenet Group Holding NV (a)	5,440	360,208
Time Warner, Inc.	52,155	5,343,280
Toho Co., Ltd.	11,797	412,302
Twenty-First Century Fox, Inc. - Class A	73,958	1,951,012
Twenty-First Century Fox, Inc. - Class B	28,425	733,081
Viacom, Inc. - Class B	22,870	636,701
Vivendi S.A.	106,224	2,690,001
Walt Disney Co. (The)	106,785	10,525,797
WPP plc	131,585	2,442,431

		59,671,990

Metals & Mining—0.9%
Alumina, Ltd.	250,953	434,538
Anglo American plc	137,634	2,470,917
Antofagasta plc	40,832	519,408
ArcelorMittal (a)	68,513	1,768,763
BHP Billiton plc	217,850	3,838,198
BHP Billiton, Ltd.	331,270	6,697,284
BlueScope Steel, Ltd.	58,127	500,723
Boliden AB	28,222	956,565
Fortescue Metals Group, Ltd.	159,611	646,243
Freeport-McMoRan, Inc. (a)	82,700	1,161,108
Fresnillo plc	22,800	429,243
Glencore plc (a)	1,254,376	5,750,305
Hitachi Metals, Ltd.	22,183	308,870
JFE Holdings, Inc.	53,870	1,053,223
Kobe Steel, Ltd.	31,751	363,393
Maruichi Steel Tube, Ltd.	5,868	170,865
Mitsubishi Materials Corp.	11,544	399,223
Newcrest Mining, Ltd.	79,124	1,300,228
Newmont Mining Corp.	34,935	1,310,412
Nippon Steel & Sumitomo Metal Corp.	78,417	1,802,264
Norsk Hydro ASA	138,714	1,008,670
Nucor Corp.	20,940	1,173,478
Randgold Resources, Ltd.	9,702	947,240
Rio Tinto plc	127,288	5,925,173
Rio Tinto, Ltd.	43,754	2,292,517
South32, Ltd.	543,164	1,400,136
Sumitomo Metal Mining Co., Ltd.	25,497	819,689

Metals & Mining—(Continued)
ThyssenKrupp AG	37,943	1,124,484
Voestalpine AG	11,836	603,630

		47,176,790

Multi-Utilities—0.6%
AGL Energy, Ltd.	67,866	1,247,828
Ameren Corp.	15,960	923,126
CenterPoint Energy, Inc.	28,400	829,564
Centrica plc	566,557	1,419,835
CMS Energy Corp.	18,255	845,572
Consolidated Edison, Inc. (b)	19,345	1,560,755
Dominion Energy, Inc.	39,390	3,030,273
DTE Energy Co.	11,830	1,270,069
E.ON SE	227,032	2,569,520
Engie S.A.	175,831	2,984,449
Innogy SE (144A)	14,360	639,094
National Grid plc	354,511	4,389,055
NiSource, Inc.	21,050	538,669
Public Service Enterprise Group, Inc.	33,370	1,543,362
RWE AG (a)	53,447	1,214,109
SCANA Corp.	9,440	457,746
Sempra Energy	15,620	1,782,710
Suez	37,993	693,307
Veolia Environnement S.A.	49,392	1,140,882
WEC Energy Group, Inc.	20,829	1,307,645

		30,387,570

Multiline Retail—0.2%
Dollar General Corp.	19,180	1,554,539
Dollar Tree, Inc. (a)	15,513	1,346,839
Don Quijote Holdings Co., Ltd.	12,228	458,577
Harvey Norman Holdings, Ltd.	57,403	175,291
Isetan Mitsukoshi Holdings, Ltd.	34,477	361,373
J Front Retailing Co., Ltd.	24,899	344,610
Kohl’s Corp. (b)	12,525	571,766
Macy’s, Inc.	20,410	445,346
Marks & Spencer Group plc	166,565	788,832
Marui Group Co., Ltd. (b)	20,361	291,822
Next plc	15,169	1,069,297
Nordstrom, Inc. (b)	8,440	397,946
Ryohin Keikaku Co., Ltd.	2,466	726,771
Takashimaya Co., Ltd.	30,980	290,420
Target Corp.	39,790	2,348,008

		11,171,437

Oil, Gas & Consumable Fuels—2.9%
Anadarko Petroleum Corp.	33,535	1,638,185
Andeavor	7,825	807,149
Apache Corp. (b)	24,995	1,144,771
BP plc	2,029,846	12,978,134
Cabot Oil & Gas Corp.	30,190	807,583
Caltex Australia, Ltd.	26,927	680,031
Chesapeake Energy Corp. (a) (b)	34,135	146,781
Chevron Corp. (f)	124,400	14,617,000
Cimarex Energy Co.	6,315	717,826

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Concho Resources, Inc. (a)	8,505	$1,120,279
ConocoPhillips	81,620	4,085,081
Devon Energy Corp.	33,620	1,234,190
Enagas S.A.	23,423	659,574
Eni S.p.A.	262,394	4,346,970
EOG Resources, Inc.	36,290	3,510,695
EQT Corp. (b)	11,210	731,340
Exxon Mobil Corp. (f)	291,748	23,917,501
Galp Energia SGPS S.A.	51,703	916,958
Hess Corp.	17,470	819,168
Idemitsu Kosan Co., Ltd.	13,945	394,210
Inpex Corp.	98,040	1,044,885
JXTG Holdings, Inc.	318,122	1,640,557
Kinder Morgan, Inc.	120,830	2,317,519
Koninklijke Vopak NV	7,349	322,790
Lundin Petroleum AB (a)	19,368	424,098
Marathon Oil Corp.	55,680	755,021
Marathon Petroleum Corp.	34,910	1,957,753
Neste Oyj	13,273	579,902
Newfield Exploration Co. (a)	13,000	385,710
Noble Energy, Inc.	28,300	802,588
Occidental Petroleum Corp.	50,445	3,239,073
Oil Search, Ltd.	141,439	779,892
OMV AG	15,206	886,180
ONEOK, Inc.	26,167	1,449,913
Origin Energy, Ltd. (a)	181,044	1,067,357
Phillips 66	31,040	2,843,574
Pioneer Natural Resources Co.	10,765	1,588,268
Range Resources Corp.	11,105	217,325
Repsol S.A.	127,109	2,345,028
Royal Dutch Shell plc - A Shares	461,749	13,914,795
Royal Dutch Shell plc - B Shares	386,328	11,880,301
Santos, Ltd. (a)	192,214	609,595
Showa Shell Sekiyu KK	19,550	225,477
Snam S.p.A.	234,697	1,131,093
Statoil ASA	117,925	2,365,656
Total S.A.	243,295	13,085,228
Valero Energy Corp.	31,015	2,385,984
Williams Cos., Inc. (The)	39,465	1,184,345
Woodside Petroleum, Ltd.	78,205	1,792,411

		148,495,744

Paper & Forest Products—0.1%
Mondi plc	37,879	1,018,559
OJI Holdings Corp.	88,394	477,280
Stora Enso Oyj - R Shares	56,859	804,120
UPM-Kymmene Oyj	55,052	1,493,101

		3,793,060

Personal Products—0.6%
Beiersdorf AG	10,397	1,118,659
Coty, Inc. - Class A (b)	31,719	524,315
Estee Lauder Cos., Inc. (The) - Class A	14,620	1,576,621
Kao Corp.	51,057	3,010,473
Kose Corp.	3,162	363,580
L’Oreal S.A.	25,947	5,513,106

Personal Products—(Continued)
Pola Orbis Holdings, Inc.	9,551	288,744
Shiseido Co., Ltd.	39,195	1,573,529
Unilever NV	168,023	9,948,127
Unilever plc	132,138	7,648,409

		31,565,563

Pharmaceuticals—3.6%
Allergan plc (b)	23,108	4,735,985
Astellas Pharma, Inc.	213,389	2,718,733
AstraZeneca plc	130,556	8,703,665
Bayer AG	85,296	11,623,610
Bristol-Myers Squibb Co.	110,235	7,026,379
Chugai Pharmaceutical Co., Ltd.	23,092	959,054
Daiichi Sankyo Co., Ltd.	58,505	1,320,481
Eisai Co., Ltd.	27,531	1,414,318
Eli Lilly & Co.	64,330	5,502,788
GlaxoSmithKline plc	507,252	10,118,979
H Lundbeck A/S	7,171	413,840
Hikma Pharmaceuticals plc	15,011	243,790
Hisamitsu Pharmaceutical Co., Inc.	6,456	309,957
Ipsen S.A.	3,894	518,081
Johnson & Johnson (f)	182,320	23,703,423
Kyowa Hakko Kirin Co., Ltd.	26,796	456,263
Merck & Co., Inc. (f)	183,335	11,738,940
Merck KGaA	13,331	1,483,556
Mitsubishi Tanabe Pharma Corp.	23,232	534,027
Mylan NV (a)	27,185	852,793
Novartis AG	229,428	19,687,520
Novo Nordisk A/S - Class B	192,308	9,232,391
Ono Pharmaceutical Co., Ltd.	42,544	966,585
Orion Oyj - Class B	10,682	495,878
Otsuka Holdings Co., Ltd.	40,277	1,600,777
Perrigo Co. plc (b)	9,653	817,126
Pfizer, Inc.	399,506	14,262,364
Recordati S.p.A.	10,837	499,809
Roche Holding AG	72,466	18,499,239
Sanofi	116,952	11,625,514
Santen Pharmaceutical Co., Ltd.	37,766	595,516
Shionogi & Co., Ltd.	30,554	1,671,477
Sumitomo Dainippon Pharma Co., Ltd.	16,428	213,899
Taisho Pharmaceutical Holdings Co., Ltd.	3,299	250,473
Takeda Pharmaceutical Co., Ltd.	73,388	4,064,435
Taro Pharmaceutical Industries, Ltd. (a) (b)	1,310	147,624
Teva Pharmaceutical Industries, Ltd. (ADR)	94,164	1,657,286
UCB S.A.	13,041	929,050
Vifor Pharma AG	5,048	596,666
Zoetis, Inc.	30,140	1,921,726

		184,114,017

Professional Services—0.4%
Adecco Group AG	16,772	1,306,201
Bureau Veritas S.A.	27,401	707,211
Capita plc	68,394	517,863
Equifax, Inc.	7,815	828,312
Experian plc	97,120	1,951,114
IHS Markit, Ltd. (a)	21,760	959,181

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Intertek Group plc	16,653	$1,112,724
Nielsen Holdings plc	23,833	987,878
Randstad Holding NV	12,332	763,697
Recruit Holdings Co., Ltd.	113,705	2,463,329
RELX NV	99,635	2,121,855
RELX plc	110,516	2,424,571
Robert Half International, Inc.	8,620	433,931
Seek, Ltd.	34,286	448,358
SGS S.A.	565	1,355,407
Verisk Analytics, Inc. (a)	10,201	848,621
Wolters Kluwer NV	31,139	1,438,959

		20,669,212

Real Estate Management & Development—1.2%
ADLER Real Estate AG (a)	3,269	51,773
ADO Properties S.A. (144A)	3,198	158,109
Aeon Mall Co., Ltd.	24,662	439,149
Allreal Holding AG (a)	1,550	271,638
Azrieli Group, Ltd.	7,689	426,915
BUWOG AG (a)	11,650	349,499
CA Immobilien Anlagen AG	7,532	216,596
Capital & Counties Properties plc	79,500	282,082
CapitaLand, Ltd.	536,250	1,418,356
Carmila S.A.	2,300	65,993
Castellum AB (b)	29,327	460,264
Catena AB	1,700	30,605
CBRE Group, Inc. - Class A (a)	19,115	724,076
City Developments, Ltd.	93,300	781,365
Citycon Oyj	41,750	109,841
CK Asset Holdings, Ltd.	562,446	4,678,006
D Carnegie & Co. AB (a)	3,900	54,814
Daejan Holdings plc	500	38,589
Daito Trust Construction Co., Ltd.	7,136	1,300,357
Daiwa House Industry Co., Ltd.	58,412	2,018,151
Deutsche Euroshop AG	5,250	196,929
Deutsche Wohnen SE	75,207	3,193,795
DIC Asset AG	4,650	51,397
Dios Fastigheter AB	9,132	58,307
Entra ASA (144A)	11,868	162,423
Fabege AB	14,350	294,336
Fastighets AB Balder - B Shares (a)	10,550	274,464
First Capital Realty, Inc.	16,100	253,936
Global Logistic Properties, Ltd.	273,068	664,360
Grainger plc	44,550	160,115
Grand City Properties S.A.	11,800	249,144
Hang Lung Group, Ltd.	90,700	326,638
Hang Lung Properties, Ltd.	427,800	1,016,680
Helical plc	10,650	42,895
Hemfosa Fastigheter AB	16,324	207,676
Henderson Land Development Co., Ltd.	240,349	1,596,901
Hongkong Land Holdings, Ltd.	248,150	1,787,270
Hufvudstaden AB - A Shares	11,900	203,205
Hulic Co., Ltd.	69,491	681,386
Hysan Development Co., Ltd.	131,100	617,605
Inmobiliaria Colonial Socimi S.A.	27,250	270,615
Kennedy Wilson Europe Real Estate plc	10,600	154,540

Real Estate Management & Development—(Continued)
Kerry Properties, Ltd.	65,700	272,768
Klovern AB - B Shares	61,350	81,819
Kungsleden AB	20,520	141,285
LEG Immobilien AG	6,900	697,996
Lend Lease Group	57,173	806,874
Mitsubishi Estate Co., Ltd.	257,584	4,482,242
Mitsui Fudosan Co., Ltd.	194,854	4,229,111
Mobimo Holding AG (a)	650	175,623
New World Development Co., Ltd.	1,204,725	1,734,466
Nomura Real Estate Holdings, Inc.	25,822	551,976
NTT Urban Development Corp.	11,706	116,602
Phoenix Spree Deutschland, Ltd.	8,550	37,859
PSP Swiss Property AG	4,259	392,344
Sino Land Co., Ltd.	648,000	1,138,077
Sumitomo Realty & Development Co., Ltd.	83,804	2,538,415
Sun Hung Kai Properties, Ltd.	303,978	4,961,275
Swire Pacific, Ltd. - Class A	51,180	496,737
Swire Properties, Ltd.	235,250	798,747
Swiss Prime Site AG (a)	15,085	1,356,191
TAG Immobilien AG	15,900	267,107
Technopolis Oyj	15,350	71,299
TLG Immobilien AG	7,142	164,687
Tokyo Tatemono Co., Ltd.	43,721	559,524
Tokyu Fudosan Holdings Corp.	52,123	314,828
UOL Group, Ltd.	101,050	605,702
Vonovia SE	101,456	4,317,357
Wallenstam AB - B Shares	20,050	199,705
WCM Beteiligungs & Grundbesitz-AG	9,500	40,832
Wharf Holdings, Ltd. (The)	256,450	2,285,642
Wheelock & Co., Ltd.	83,400	586,578
Wihlborgs Fastigheter AB	7,200	176,282

		60,940,745

Road & Rail—0.6%
Aurizon Holdings, Ltd.	211,627	816,209
Central Japan Railway Co.	14,874	2,609,333
ComfortDelGro Corp., Ltd.	221,100	340,049
CSX Corp.	63,570	3,449,308
DSV A/S	19,598	1,482,570
East Japan Railway Co.	34,141	3,153,925
Hankyu Hanshin Holdings, Inc.	24,917	945,823
J.B. Hunt Transport Services, Inc.	5,896	654,928
Kansas City Southern	7,190	781,409
Keikyu Corp.	24,030	487,520
Keio Corp.	11,933	492,396
Keisei Electric Railway Co., Ltd.	14,303	396,222
Kintetsu Group Holdings Co., Ltd.	18,569	691,055
Kyushu Railway Co.	16,566	492,727
MTR Corp., Ltd.	152,400	891,967
Nagoya Railroad Co., Ltd.	18,859	406,864
Nippon Express Co., Ltd.	8,235	536,892
Norfolk Southern Corp.	19,740	2,610,418
Odakyu Electric Railway Co., Ltd.	30,515	579,393
Tobu Railway Co., Ltd.	19,847	545,373
Tokyu Corp.	54,800	776,332
Union Pacific Corp.	55,890	6,481,563

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
West Japan Railway Co.	16,986	$1,181,460

		30,803,736

Semiconductors & Semiconductor Equipment—1.4%
Advanced Micro Devices, Inc. (a) (b)	52,778	672,920
Analog Devices, Inc.	24,102	2,076,869
Applied Materials, Inc.	74,660	3,889,039
ASM Pacific Technology, Ltd.	27,200	393,289
ASML Holding NV	38,507	6,568,956
Broadcom, Ltd.	24,495	5,941,017
Disco Corp.	2,970	606,034
Infineon Technologies AG	117,109	2,944,006
Intel Corp. (f)	312,070	11,883,626
KLA-Tencor Corp.	9,070	961,420
Lam Research Corp.	10,447	1,933,113
Microchip Technology, Inc.	14,030	1,259,613
Micron Technology, Inc. (a)	68,470	2,692,925
NVIDIA Corp.	33,670	6,019,186
NXP Semiconductors NV (a)	35,689	4,036,069
Qorvo, Inc. (a)	8,523	602,406
QUALCOMM, Inc.	98,705	5,116,867
Renesas Electronics Corp. (a)	51,588	562,879
Rohm Co., Ltd.	9,757	838,506
Skyworks Solutions, Inc.	12,671	1,291,175
STMicroelectronics NV	65,744	1,275,220
Texas Instruments, Inc.	66,430	5,954,785
Tokyo Electron, Ltd.	16,189	2,495,687
Xilinx, Inc. (b)	16,880	1,195,610

		71,211,217

Software—1.9%
Activision Blizzard, Inc.	45,854	2,958,042
Adobe Systems, Inc. (a)	32,920	4,911,006
ANSYS, Inc. (a)	5,887	722,512
Autodesk, Inc. (a)	14,815	1,663,132
CA, Inc.	19,545	652,412
Cadence Design Systems, Inc. (a)	19,386	765,165
Check Point Software Technologies, Ltd. (a)	13,494	1,538,586
Citrix Systems, Inc. (a)	10,170	781,259
Dassault Systemes SE	13,315	1,346,254
Electronic Arts, Inc. (a)	20,380	2,406,063
Gemalto NV	8,482	378,990
Intuit, Inc.	16,995	2,415,669
Konami Holdings Corp.	9,700	466,734
LINE Corp. (a) (b)	4,541	164,064
Micro Focus International plc	45,259	1,447,846
Microsoft Corp. (f)	522,555	38,925,122
Nexon Co., Ltd. (a)	20,280	529,541
Nice, Ltd.	6,259	504,339
Nintendo Co., Ltd.	11,690	4,332,780
Oracle Corp. (f)	208,110	10,062,118
Oracle Corp. Japan	4,002	314,660
Red Hat, Inc. (a)	12,035	1,334,200
Sage Group plc (The)	111,487	1,044,284
Salesforce.com, Inc. (a)	41,660	3,891,877
SAP SE	101,372	11,105,338

Software—(Continued)
Symantec Corp. (b)	40,200	1,318,962
Synopsys, Inc. (a)	10,322	831,231
Trend Micro, Inc.	12,335	607,589

		97,419,775

Specialty Retail—0.9%
ABC-Mart, Inc.	3,400	179,529
Advance Auto Parts, Inc.	4,820	478,144
AutoZone, Inc. (a)	2,035	1,211,049
Best Buy Co., Inc. (b)	18,545	1,056,323
CarMax, Inc. (a)	12,850	974,159
Dixons Carphone plc	99,261	257,549
Dufry AG (a)	3,623	576,120
Fast Retailing Co., Ltd.	5,471	1,615,602
Foot Locker, Inc.	9,044	318,530
Gap, Inc. (The)	14,940	441,178
Hennes & Mauritz AB - B Shares	97,930	2,540,761
Hikari Tsushin, Inc.	2,241	281,542
Home Depot, Inc. (The)	83,770	13,701,421
Industria de Diseno Textil S.A.	112,514	4,240,150
Kingfisher plc	228,325	913,416
L Brands, Inc.	16,840	700,712
Lowe’s Cos., Inc.	60,420	4,829,975
Nitori Holdings Co., Ltd.	8,263	1,181,998
O’Reilly Automotive, Inc. (a)	6,465	1,392,367
Ross Stores, Inc.	26,680	1,722,728
Shimamura Co., Ltd.	2,292	275,427
Signet Jewelers, Ltd. (b)	5,225	347,724
Tiffany & Co.	7,320	671,830
TJX Cos., Inc. (The)	44,250	3,262,552
Tractor Supply Co.	8,835	559,167
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,279	967,311
USS Co., Ltd.	22,738	458,909
Yamada Denki Co., Ltd.	64,797	354,147

		45,510,320

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc. (f)	347,161	53,504,453
Brother Industries, Ltd.	24,399	570,736
Canon, Inc.	110,057	3,761,781
FUJIFILM Holdings Corp.	42,465	1,655,610
Hewlett Packard Enterprise Co.	113,410	1,668,261
HP, Inc. (b)	114,010	2,275,640
Konica Minolta, Inc.	48,956	402,223
NEC Corp.	26,703	724,206
NetApp, Inc.	19,070	834,503
Ricoh Co., Ltd.	73,056	710,964
Seagate Technology plc (b)	19,560	648,805
Seiko Epson Corp.	28,876	699,329
Western Digital Corp.	18,524	1,600,474
Xerox Corp.	15,715	523,152

		69,580,137

Textiles, Apparel & Luxury Goods—0.8%
adidas AG	19,422	4,393,452

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Asics Corp.	16,601	$247,632
Burberry Group plc	45,246	1,068,830
Cie Financiere Richemont S.A.	53,842	4,920,813
Coach, Inc.	18,250	735,110
Hanesbrands, Inc. (b)	25,822	636,254
Hermes International	3,267	1,647,148
Hugo Boss AG	6,555	577,770
Kering	7,816	3,111,314
Li & Fung, Ltd.	607,600	305,065
Luxottica Group S.p.A.	17,489	978,785
LVMH Moet Hennessy Louis Vuitton SE	28,797	7,939,221
Michael Kors Holdings, Ltd. (a)	11,797	564,486
NIKE, Inc. - Class B	89,180	4,623,983
Pandora A/S	11,025	1,088,278
PVH Corp.	5,408	681,732
Ralph Lauren Corp.	3,795	335,061
Swatch Group AG (The)	5,789	461,718
Swatch Group AG (The) - Bearer Shares	3,181	1,323,201
Under Armour, Inc. - Class A (a) (b)	11,972	197,299
Under Armour, Inc. - Class C (a) (b)	12,056	181,081
VF Corp.	22,400	1,423,968
Yue Yuen Industrial Holdings, Ltd.	76,500	291,659

		37,733,860

Tobacco—0.9%
Altria Group, Inc.	129,325	8,201,792
British American Tobacco plc	237,235	14,832,111
Imperial Brands plc	98,887	4,219,755
Japan Tobacco, Inc.	113,460	3,719,425
Philip Morris International, Inc. (f)	102,405	11,367,979
Swedish Match AB	18,752	658,299

		42,999,361

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	14,892	761,130
Ashtead Group plc	51,493	1,242,943
Brenntag AG	15,936	888,053
Bunzl plc	34,642	1,053,115
Fastenal Co.	19,050	868,299
Ferguson plc	26,104	1,712,851
ITOCHU Corp.	154,367	2,529,352
Marubeni Corp.	170,296	1,163,939
MISUMI Group, Inc.	28,436	751,456
Mitsubishi Corp.	155,808	3,623,731
Mitsui & Co., Ltd.	176,036	2,603,816
Rexel S.A.	31,369	542,853
Sumitomo Corp.	122,544	1,764,192
Toyota Tsusho Corp.	22,020	724,044
Travis Perkins plc	25,978	504,103
United Rentals, Inc. (a)	6,000	832,440
WW Grainger, Inc. (b)	3,820	686,645

		22,252,962

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.2%
Abertis Infraestructuras S.A.	71,507	1,445,198
Aena SME S.A. (144A)	6,963	1,258,671
Aeroports de Paris	3,083	498,523
Atlantia S.p.A.	46,847	1,479,006
Auckland International Airport, Ltd.	97,671	454,574
Fraport AG Frankfurt Airport Services Worldwide	4,297	408,172
Groupe Eurotunnel SE	48,346	582,856
Hutchison Port Holdings Trust - Class U	535,802	230,403
Japan Airport Terminal Co., Ltd.	4,825	172,035
Kamigumi Co., Ltd.	12,061	279,972
SATS, Ltd.	68,300	232,546
Sydney Airport	113,018	632,650
Transurban Group	211,682	1,979,647

		9,654,253

Water Utilities—0.1%
American Water Works Co., Inc.	11,776	952,796
Severn Trent plc	24,404	710,692
United Utilities Group plc	70,333	805,425

		2,468,913

Wireless Telecommunication Services—0.5%
KDDI Corp.	186,801	4,928,204
Millicom International Cellular S.A.	6,864	453,684
NTT DoCoMo, Inc.	140,777	3,217,758
SoftBank Group Corp.	85,146	6,882,362
StarHub, Ltd.	61,000	117,087
Tele2 AB - B Shares	37,303	427,249
Vodafone Group plc	2,746,125	7,692,093

		23,718,437

Total Common Stocks (Cost $2,167,272,887)		3,084,260,358

U.S. Treasury & Government Agencies—19.8%

Federal Agencies—0.4%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22 (b)	8,925,000	9,083,356
6.250%, 07/15/32	2,480,000	3,486,925
Federal National Mortgage Association 6.625%, 11/15/30	1,650,000	2,335,392
7.250%, 05/15/30	1,941,000	2,863,856

		17,769,529

U.S. Treasury—19.4%
U.S. Treasury Bonds 2.250%, 08/15/46	11,613,000	10,210,821
2.500%, 02/15/45	5,830,000	5,437,386
2.750%, 08/15/42	5,415,000	5,349,428
2.875%, 05/15/43	5,779,000	5,825,051
2.875%, 08/15/45	29,325,000	29,451,006

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.000%, 05/15/45	1,395,000	$1,436,414
3.000%, 02/15/47	3,410,000	3,507,638
3.000%, 05/15/47	3,783,000	3,892,648
3.125%, 11/15/41	7,070,000	7,480,115
3.125%, 02/15/42	5,645,000	5,969,588
3.125%, 02/15/43	8,925,000	9,417,618
3.625%, 08/15/43 (b)	25,457,000	29,213,896
3.750%, 08/15/41	8,025,000	9,383,607
4.250%, 05/15/39	1,235,000	1,544,956
4.375%, 05/15/40 (b)	6,650,000	8,477,451
4.375%, 05/15/41	7,495,000	9,587,452
4.750%, 02/15/41	1,780,000	2,391,249
6.000%, 02/15/26	33,774,000	43,502,495
6.250%, 08/15/23	4,620,000	5,697,038
6.250%, 05/15/30 (b)	1,815,000	2,577,654
6.375%, 08/15/27	2,790,000	3,796,362
6.875%, 08/15/25	2,640,000	3,536,775
8.875%, 02/15/19 (b)	2,158,000	2,377,931
U.S. Treasury Notes 0.750%, 10/31/18	20,301,200	20,163,215
1.000%, 08/31/19 (b)	10,205,000	10,115,308
1.125%, 02/28/21	10,400,000	10,196,875
1.125%, 09/30/21	7,998,000	7,787,740
1.250%, 11/30/18	16,530,000	16,502,881
1.250%, 01/31/19	6,545,000	6,530,938
1.250%, 04/30/19	8,909,000	8,883,247
1.250%, 03/31/21	24,650,000	24,250,400
1.250%, 10/31/21	21,327,200	20,850,670
1.375%, 12/31/18	10,073,700	10,070,158
1.375%, 03/31/20	9,890,000	9,844,027
1.375%, 08/31/20	17,945,000	17,821,628
1.375%, 10/31/20 (b)	27,166,000	26,941,032
1.375%, 05/31/21	6,338,000	6,252,338
1.500%, 01/31/19	5,070,000	5,075,347
1.500%, 05/31/19	44,168,000	44,209,407
1.500%, 11/30/19	29,340,000	29,335,416
1.500%, 05/31/20	9,830,000	9,808,497
1.625%, 06/30/20	13,695,000	13,706,234
1.625%, 07/31/20	7,875,000	7,879,307
1.625%, 11/15/22 (h)	41,304,000	40,661,852
1.625%, 02/15/26	11,320,000	10,762,844
1.750%, 03/31/22	6,370,000	6,333,920
1.750%, 05/15/22	8,447,000	8,402,125
1.750%, 05/31/22	6,444,000	6,401,963
1.750%, 05/15/23 (h) (i)	47,565,000	46,871,963
1.875%, 11/30/21	13,250,100	13,278,567
1.875%, 08/31/22	11,326,000	11,296,800
2.000%, 02/15/22	22,105,600	22,249,805
2.000%, 07/31/22	6,273,500	6,297,761
2.000%, 02/15/23	9,615,000	9,620,258
2.000%, 08/15/25	17,740,000	17,436,480
2.000%, 11/15/26	4,620,000	4,502,154
2.125%, 08/15/21	19,150,000	19,394,611
2.125%, 05/15/25	36,853,000	36,614,031
2.250%, 11/15/24	15,206,500	15,281,345
2.250%, 02/15/27	10,237,000	10,175,018

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.250%, 08/15/27	2,281,000	2,265,496
2.375%, 05/15/27 (b)	6,780,500	6,808,575
2.625%, 08/15/20	7,910,000	8,134,632
2.625%, 11/15/20	28,794,000	29,640,948
2.750%, 02/15/19 (b)	43,873,000	44,663,057
2.750%, 11/15/23 (b)	9,125,000	9,484,297
3.500%, 05/15/20	9,995,000	10,491,627
3.625%, 02/15/20	29,095,000	30,506,562
3.625%, 02/15/21	37,121,000	39,472,964

		983,338,899

Total U.S. Treasury & Government Agencies (Cost $997,276,630)		1,001,108,428

Mutual Funds—8.3%

Investment Company Securities—8.3%
F&C Commercial Property Trust, Ltd.	57,250	114,382
F&C UK Real Estate Investment, Ltd.	26,100	37,072
iShares Core MSCI Emerging Markets ETF (b)	916,497	49,509,168
iShares International Developed Real Estate ETF	5,891	171,840
iShares Russell 2000 ETF (b)	621,318	92,066,901
iShares U.S. Real Estate ETF (b)	2,150	171,742
MedicX Fund, Ltd.	46,383	56,559
Picton Property Income, Ltd.	58,700	67,056
Schroder Real Estate Investment Trust, Ltd.	56,400	46,491
Standard Life Investment Property Income Trust, Ltd.	42,290	51,988
UK Commercial Property Trust, Ltd.	71,000	87,494
Vanguard Global ex-U.S. Real Estate ETF (b)	929,342	55,212,208
Vanguard Mid-Cap ETF (b)	613,019	90,113,793
Vanguard REIT ETF (b)	504,240	41,897,302
Vanguard Small-Cap ETF (b)	622,724	88,003,356

Total Mutual Funds (Cost $391,381,870)		417,607,352

Foreign Government—7.8%

Sovereign—7.8%
Australia Government Bonds 2.750%, 04/21/24 (AUD)	7,630,000	6,041,792
3.750%, 04/21/37 (AUD)	2,170,000	1,803,856
5.250%, 03/15/19 (AUD)	510,000	419,483
5.750%, 05/15/21 (AUD)	2,345,000	2,064,781
Austria Government Bonds 0.750%, 10/20/26 (144A) (EUR)	1,805,000	2,171,943
3.150%, 06/20/44 (144A) (EUR)	775,000	1,255,524
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,433,312
4.150%, 03/15/37 (144A) (EUR)	380,000	677,627
Belgium Government Bonds 2.600%, 06/22/24 (144A) (EUR)	905,000	1,243,305
3.750%, 09/28/20 (144A) (EUR)	3,495,000	4,657,845
4.250%, 09/28/21 (144A) (EUR)	900,000	1,261,554

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Belgium Government Bonds 4.250%, 03/28/41 (144A) (EUR)	1,125,000	$2,045,672
5.000%, 03/28/35 (144A) (EUR)	355,000	667,787
5.500%, 03/28/28 (EUR)	2,980,000	5,234,490
Bundesrepublik Deutschland 0.500%, 02/15/26 (EUR)	5,290,000	6,397,930
1.500%, 05/15/23 (EUR)	885,000	1,145,710
1.500%, 05/15/24 (EUR)	1,965,000	2,560,414
2.000%, 01/04/22 (EUR)	1,505,000	1,963,641
2.000%, 08/15/23 (EUR)	1,170,000	1,557,944
2.500%, 01/04/21 (EUR)	2,715,000	3,533,628
2.500%, 07/04/44 (EUR)	1,615,000	2,467,466
3.250%, 07/04/42 (EUR)	135,000	231,719
4.250%, 07/04/39 (EUR)	1,955,000	3,750,933
5.500%, 01/04/31 (EUR)	1,505,000	2,865,526
Canadian Government Bonds 1.500%, 06/01/26 (CAD)	2,675,000	2,045,306
2.750%, 06/01/22 (CAD)	1,870,000	1,566,469
3.500%, 06/01/20 (CAD)	420,000	353,413
3.500%, 12/01/45 (CAD)	1,275,000	1,224,572
4.000%, 06/01/41 (CAD)	975,000	989,464
5.750%, 06/01/29 (CAD)	385,000	419,503
5.750%, 06/01/33 (CAD)	245,000	283,752
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	5,745,000	998,711
4.000%, 11/15/19 (DKK)	3,690,000	643,497
4.500%, 11/15/39 (DKK)	4,060,000	1,083,933
Finland Government Bonds 0.500%, 04/15/26 (144A) (EUR)	1,520,000	1,806,369
3.500%, 04/15/21 (144A) (EUR)	1,500,000	2,018,681
France Government Bond OAT Zero Coupon, 05/25/21 (EUR)	7,055,000	8,442,861
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,727,022
0.500%, 05/25/26 (EUR)	3,470,000	4,074,463
1.000%, 11/25/25 (EUR)	7,220,000	8,893,513
1.250%, 05/25/36 (144A) (EUR)	1,255,000	1,432,347
1.750%, 05/25/23 (EUR)	545,000	708,098
2.250%, 05/25/24 (EUR)	3,550,000	4,775,112
2.500%, 05/25/30 (EUR)	3,205,000	4,435,510
3.250%, 05/25/45 (EUR)	4,605,000	7,243,733
Ireland Government Bonds 2.000%, 02/18/45 (EUR)	190,000	230,216
4.500%, 04/18/20 (EUR)	415,000	552,359
5.400%, 03/13/25 (EUR)	1,625,000	2,605,919
Italy Buoni Poliennali Del Tesoro
0.750%, 01/15/18 (EUR)	16,980,000	20,126,667
2.000%, 12/01/25 (EUR)	1,190,000	1,426,681
3.250%, 09/01/46 (144A) (EUR)	1,430,000	1,693,701
3.750%, 03/01/21 (EUR)	6,625,000	8,751,817
3.750%, 09/01/24 (EUR)	13,635,000	18,479,313
5.000%, 08/01/39 (EUR)	2,790,000	4,320,737
5.250%, 11/01/29 (EUR)	4,420,000	6,797,719
5.500%, 11/01/22 (EUR)	1,215,000	1,763,007
Japan Government Five Year Bonds 0.100%, 12/20/19 (JPY)	139,400,000	1,244,720
0.300%, 09/20/18 (JPY)	2,243,100,000	20,019,157

Sovereign—(Continued)
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	25,750,000	277,448
Japan Government Ten Year Bonds 0.100%, 09/20/26 (JPY)	1,781,550,000	15,921,302
0.500%, 12/20/24 (JPY)	555,750,000	5,127,322
0.800%, 09/20/22 (JPY)	1,675,100,000	15,531,500
0.800%, 12/20/22 (JPY)	317,250,000	2,947,232
Japan Government Thirty Year Bonds 0.500%, 09/20/46 (JPY)	690,350,000	5,594,887
1.800%, 09/20/43 (JPY)	498,100,000	5,487,223
1.900%, 09/20/42 (JPY)	325,250,000	3,637,915
2.300%, 03/20/40 (JPY)	387,100,000	4,590,743
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	1,143,050,000	10,099,371
1.400%, 12/20/22 (JPY)	396,500,000	3,793,891
1.500%, 03/20/33 (JPY)	230,600,000	2,406,765
1.700%, 12/20/31 (JPY)	561,250,000	5,979,152
1.700%, 09/20/32 (JPY)	182,400,000	1,949,723
1.700%, 09/20/33 (JPY)	418,500,000	4,482,645
2.100%, 06/20/29 (JPY)	555,050,000	6,049,145
2.100%, 12/20/29 (JPY)	121,550,000	1,330,995
2.500%, 12/21/20 (JPY)	808,300,000	7,784,893
Mexican Bonos 6.500%, 06/10/21 (MXN)	43,260,000	2,360,865
7.750%, 11/13/42 (MXN)	3,375,000	196,338
10.000%, 11/20/36 (MXN)	17,380,000	1,232,329
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,820,453
3.750%, 01/15/42 (144A) (EUR)	1,130,000	2,062,362
5.500%, 01/15/28 (EUR)	2,640,000	4,671,913
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,439,824
Poland Government Bonds 5.500%, 10/25/19 (PLN)	3,610,000	1,062,848
5.750%, 04/25/29 (PLN)	3,940,000	1,324,721
Republic of South Africa Government Bonds 6.500%, 02/28/41 (ZAR)	6,815,000	356,789
10.500%, 12/21/26 (ZAR)	29,175,000	2,418,258
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	815,000	603,837
2.250%, 06/01/21 (SGD)	865,000	652,807
Spain Government Bonds 1.950%, 04/30/26 (144A) (EUR)	5,390,000	6,699,215
2.750%, 10/31/24 (144A) (EUR)	2,425,000	3,224,229
2.900%, 10/31/46 (144A) (EUR)	365,000	435,672
4.000%, 04/30/20 (144A) (EUR)	8,535,000	11,163,858
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,575,699
4.400%, 10/31/23 (144A) (EUR)	445,000	642,917
4.700%, 07/30/41 (144A) (EUR)	1,305,000	2,107,218
5.850%, 01/31/22 (144A) (EUR)	1,680,000	2,470,572
6.000%, 01/31/29 (EUR)	995,000	1,689,551
Sweden Government Bonds 1.000%, 11/12/26 (SEK)	14,580,000	1,838,689
1.500%, 11/13/23 (144A) (SEK)	3,330,000	439,371
5.000%, 12/01/20 (SEK)	8,685,000	1,246,330

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	$530,219
United Kingdom Gilt 2.000%, 09/07/25 (GBP)	4,080,000	5,823,850
2.250%, 09/07/23 (GBP)	1,170,000	1,689,043
2.750%, 09/07/24 (GBP)	1,425,000	2,130,243
3.250%, 01/22/44 (GBP)	3,265,000	5,542,068
3.750%, 09/07/20 (GBP)	4,235,000	6,207,940
4.250%, 09/07/39 (GBP)	1,645,000	3,124,814
4.250%, 12/07/46 (GBP)	4,100,000	8,331,647
4.500%, 12/07/42 (GBP)	275,000	557,360
8.000%, 06/07/21 (GBP)	1,170,000	1,990,164

Total Foreign Government (Cost $394,191,905)		395,288,389

Preferred Stocks—0.1%

Auto Components—0.0%
Schaeffler AG	16,952	273,486

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,696	507,472
Porsche Automobil Holding SE	15,794	1,009,829
Volkswagen AG,	19,143	3,122,266

		4,639,567

Chemicals—0.0%
FUCHS Petrolub SE	7,241	428,677

Household Products—0.0%
Henkel AG & Co. KGaA	18,377	2,501,566

Total Preferred Stocks (Cost $7,028,055)		7,843,296

Rights—0.0%

Equity Real Estate Investment Trusts—0.0%
Mapletree Logistics Trust, Expires 10/04/17 (a)	16,010	1,121

Real Estate Investment Trusts—0.0%
CapitaLand Commercial Trust, Expires 10/19/17 (a) (d)	72,011	15,502

Total Rights (Cost $0)		16,623

Short-Term Investments—2.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $70,039,239 on 10/02/17, collateralized by $70,750,000 U.S. Treasury Note at 2.000% due 11/30/22 with a value of $71,440,803.	70,038,538	70,038,538

U.S. Treasury—1.0%
U.S. Treasury Bills 0.988%, 11/24/17 (j)	50,000,000	49,926,817

Total Short-Term Investments (Cost $119,964,251)		119,965,355

Securities Lending Reinvestments (k)—5.7%

Certificates of Deposit—2.3%
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (l)	2,500,000	2,499,770
1.457%, 1M LIBOR + 0.220%, 10/19/17 (l)	5,000,000	5,000,190
Bank of China, Ltd. 1.540%, 10/23/17	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (l)	10,000,000	10,004,640
China Construction Bank 1.440%, 10/11/17	6,000,000	6,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (l)	1,000,000	1,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (l)	1,500,000	1,500,149
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (l)	11,000,000	11,000,770
Industrial & Commercial Bank of China, Ltd. 1.440%, 10/16/17	6,000,000	5,999,982
KBC Bank NV
Zero Coupon, 11/22/17	9,964,350	9,983,100
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (l)	7,500,000	7,500,187
Mizuho Bank, Ltd., New York 1.494%, 1M LIBOR + 0.260%, 10/18/17 (l)	2,000,000	2,000,068
1.515%, 1M LIBOR + 0.280%, 10/11/17 (l)	13,850,000	13,850,319
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (l)	3,000,000	2,999,895

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (l)	7,000,000	$7,000,294
1.486%, 1M LIBOR + 0.250%, 10/13/17 (l)	2,000,000	2,000,074
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (l)	2,500,000	2,499,887
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (l)	2,000,000	2,000,164
Standard Chartered plc 1.460%, 02/02/18	2,000,000	2,000,506
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (l)	5,000,000	4,999,850
1.462%, 3M LIBOR + 0.150%, 02/08/18 (l)	2,500,000	2,499,885
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 02/16/18 (l)	3,000,000	3,000,129
1.406%, 1M LIBOR + 0.170%, 11/13/17 (l)	2,000,000	2,000,162
1.495%, 1M LIBOR + 0.260%, 10/11/17 (l)	2,650,000	2,650,101
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (l)	2,000,000	2,000,482

		114,990,604

Commercial Paper—0.8%
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (l)	10,000,000	10,000,540
1.386%, 1M LIBOR + 0.150%, 11/13/17 (l)	2,500,000	2,500,115
Kells Funding LLC
1.325%, 12/04/17	1,991,388	1,995,262
1.400%, 03/01/18	992,883	993,977
Ridgefield Funding Co. LLC 1.350%, 11/17/17	3,984,250	3,993,176
1.350%, 11/20/17	7,972,700	7,985,440
Sheffield Receivables Co. 1.370%, 12/07/17	4,984,778	4,987,500
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18	10,000,000	10,002,320

		42,458,330

Repurchase Agreements—1.7%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,271,831 on 10/02/17, collateralized by $2,114,988 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,297,154.	1,271,720	1,271,720

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $15,801,383 on 10/02/17, collateralized by $16,084,520 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $16,116,002.	15,800,000	15,800,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $7,621,838 on 01/02/18, collateralized by various Common Stock with a value of $8,250,000.	7,500,000	7,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $2,000,200 on 10/02/17, collateralized by $2,011,820 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $2,040,010.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $11,101,156 on 10/02/17, collateralized by $11,306,232 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $11,322,005.	11,100,000	11,100,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,600,167 on 10/02/17, collateralized by $1,607,931 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $1,632,005.	1,600,000	1,600,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $8,545,220 on 01/02/18, collateralized by $45,766 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $9,448,051.	8,500,000	8,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $3,400,292 on 10/02/17, collateralized by $3,261,595 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $3,470,644.	3,400,000	3,400,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $30,107,000 on 10/06/17, collateralized by $28,778,780 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $30,623,330.	30,000,000	30,000,000

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $3,061,703 on 01/02/18, collateralized by various Common Stock with a value of $3,300,000.	3,000,000	$3,000,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000

		85,171,720

Time Deposits—0.9%
ABN AMRO Bank NV 1.060%, 10/02/17	5,000,000	5,000,000
Australia New Zealand Bank 1.070%, 10/02/17	5,000,000	5,000,000
Credit Agricole S.A. 1.080%, 10/02/17	800,000	800,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
DZ Bank AG 1.060%, 10/02/17	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	1,800,000	1,800,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	1,000,000	1,000,000
National Bank of Canada 1.060%, 10/02/17	4,000,000	4,000,000
Nordea Bank New York 1.050%, 10/02/17	5,000,000	5,000,000
Royal Bank of Canada New York 1.070%, 10/02/17	5,000,000	5,000,000
Standard Chartered plc 1.200%, 10/02/17	2,100,000	2,100,000
Svenska 1.050%, 10/02/17	5,000,000	5,000,000

		44,700,000

Total Securities Lending Reinvestments (Cost $287,307,329)		287,320,654

Total Investments—105.1% (Cost $4,364,422,927)		5,313,410,455
Other assets and liabilities (net)—(5.1)%		(257,541,438)

Net Assets—100.0%		$5,055,869,017

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $281,359,771 and the collateral received consisted of cash in the amount of $287,262,068.
The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of September 30, 2017, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $129,844,378.
(g)	Affiliated Issuer.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2017, the market value of securities pledged was $68,945,898.
(i)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2017, the market value of securities pledged was $849,440.
(j)	The rate shown represents current yield to maturity.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(l)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $68,555,434, which is 1.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(ZAR)—	South African Rand

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	38,457,026	Credit Suisse International	12/18/17	$30,631,149	$(492,111)
AUD	151,808,783	Credit Suisse International	12/18/17	120,916,198	(1,942,602)
CAD	9,896,332	Bank of America N.A.	12/18/17	8,053,222	(118,030)
CAD	14,362,668	Bank of America N.A.	12/18/17	11,687,741	(171,298)
EUR	894,441	Citibank N.A.	10/04/17	1,025,733	31,465
EUR	1,088,762	Citibank N.A.	10/04/17	1,294,767	(7,888)
EUR	2,726,649	Standard Chartered Bank	10/04/17	3,234,826	(12,023)
EUR	12,769,730	State Street Bank and Trust	10/04/17	14,636,422	456,948
EUR	1,319,655	UBS AG	10/04/17	1,511,820	47,966
EUR	69,266,445	Goldman Sachs & Co.	12/18/17	83,085,793	(874,475)
GBP	827,076	Barclays Bank plc	12/01/17	1,118,247	(8,043)
GBP	3,896,000	Royal Bank of Scotland plc	12/18/17	5,298,407	(65,631)
NOK	73,590,422	Credit Suisse International	12/18/17	9,480,335	(224,700)
NOK	86,125,578	Credit Suisse International	12/18/17	11,095,184	(262,975)
NZD	6,872,000	BNP Paribas S.A.	12/18/17	5,030,318	(74,007)
NZD	21,279,000	BNP Paribas S.A.	12/18/17	15,576,273	(229,161)

Contracts to Deliver
AUD	13,054,909	Goldman Sachs & Co.	11/30/17	10,404,005	170,805
AUD	49,938,369	BNP Paribas S.A.	12/18/17	39,353,737	216,691
AUD	101,870,414	Standard Chartered Bank	12/18/17	81,077,949	1,241,400
CAD	8,924,514	JPMorgan Chase Bank N.A.	11/10/17	7,121,614	(32,721)
CAD	9,896,332	Barclays Bank plc	12/18/17	7,988,870	53,677
CHF	517,800	State Street Bank and Trust	11/29/17	542,855	6,171
CHF	24,450,000	Credit Suisse International	12/18/17	25,306,868	(71,770)
CHF	41,773,576	Royal Bank of Scotland plc	12/18/17	43,962,375	602,192
DKK	17,164,748	State Street Bank and Trust	12/13/17	2,753,655	16,100
EUR	1,205,109	BNP Paribas S.A.	10/04/17	1,408,019	(16,377)
EUR	185,398,556	Goldman Sachs International	10/04/17	212,700,347	(6,434,191)
EUR	965,422	HSBC Bank USA	10/04/17	1,120,817	(20,278)
EUR	1,305,118	JPMorgan Chase Bank N.A.	10/04/17	1,571,662	29,059
EUR	1,049,555	State Street Bank and Trust	10/04/17	1,236,747	(3,791)
EUR	407,292	State Street Bank and Trust	10/04/17	466,499	(14,906)
EUR	58,973,230	Credit Suisse International	12/18/17	70,910,469	916,016
EUR	34,633,223	Credit Suisse International	12/18/17	41,643,608	537,949
EUR	58,973,230	JPMorgan Chase Bank N.A.	12/18/17	70,911,669	917,216
EUR	34,633,223	JPMorgan Chase Bank N.A.	12/18/17	41,644,313	538,654
GBP	27,684,711	BNP Paribas S.A.	12/01/17	37,510,984	349,110
GBP	15,726,287	Barclays Bank plc	12/18/17	20,202,617	(919,594)
GBP	15,996,000	UBS AG	12/18/17	20,948,202	(536,266)
JPY	14,085,235,105	BNP Paribas S.A.	12/05/17	126,783,446	1,255,731
JPY	2,501,511,457	Barclays Bank plc	12/18/17	23,084,587	772,150
JPY	3,862,459,000	Credit Suisse International	12/18/17	35,170,235	718,713
JPY	2,502,667,000	JPMorgan Chase Bank N.A.	12/18/17	22,431,028	108,283
MXN	64,422,327	Bank of America N.A.	10/06/17	3,590,588	54,678
NOK	11,152,851	Goldman Sachs & Co.	12/13/17	1,429,136	26,626
NOK	73,590,422	Citibank N.A.	12/18/17	9,476,135	220,500
NZD	6,872,000	Goldman Sachs & Co.	12/18/17	4,944,644	(11,667)
PLN	8,341,044	State Street Bank and Trust	10/20/17	2,299,512	13,757
SEK	27,396,001	State Street Bank and Trust	12/13/17	3,431,065	53,800
SEK	86,450,000	Royal Bank of Scotland plc	12/18/17	10,904,478	243,295
SEK	111,797,063	State Street Bank and Trust	12/18/17	14,118,834	331,802
SGD	1,656,478	BNP Paribas S.A.	11/16/17	1,211,689	(10,096)
ZAR	32,902,249	JPMorgan Chase Bank N.A.	12/07/17	2,447,538	42,427

Net Unrealized Depreciation					$(2,581,420)

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/17	554	CAD	60,073,092	$(889,952)
Euro-Bund Futures	12/07/17	275	EUR	52,331,889	(309,244)
FTSE 100 Index Futures	12/15/17	187	GBP	18,366,253	33,636
MSCI EAFE Index Futures	12/15/17	28	USD	2,769,760	5,512
S&P Midcap 400 Index E-Mini Futures	12/15/17	465	USD	83,500,050	2,668,605
U.S. Treasury Note 10 Year Futures	12/19/17	2,655	USD	332,704,687	(2,522,778)
U.S. Treasury Note 5 Year Futures	12/29/17	672	USD	78,960,000	(480,611)
U.S. Treasury Ultra Long Bond Futures	12/19/17	519	USD	85,699,875	(993,912)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/17	(89)	AUD	(8,868,995)	140,375
Euro Stoxx 50 Index Futures	12/15/17	(1,750)	EUR	(73,963,326)	(969,256)
Japanese Government 10 Year Bond Futures	12/13/17	(169)	JPY	(225,808,931)	855,974
S&P 500 Index E-Mini Futures	12/15/17	(274)	USD	(34,470,570)	(631,461)
SPI 200 Index Futures	12/21/17	(903)	AUD	(100,367,962)	328,504
TOPIX Index Futures	12/07/17	(97)	JPY	(14,439,013)	(205,645)
United Kingdom Long Gilt Bond Futures	12/27/17	(337)	GBP	(55,941,705)	1,247,151

Net Unrealized Depreciation					$(1,723,102)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Receive	3M LIBOR	1.320%	Quarterly	12/15/17	Citibank N.A.	S&P 500 Total Return	USD	211,317,165	$(1,705,368)	$—	$(1,705,368)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	3M LIBOR	2.213%	Quarterly	09/27/27	USD	1,263,000,000	$(7,649,865)	$—	$(7,649,865)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$37,646,749	$18,652,951	$—	$56,299,700
Air Freight & Logistics	10,729,187	6,112,211	—	16,841,398
Airlines	8,928,976	2,933,436	—	11,862,412
Auto Components	3,127,415	19,963,508	—	23,090,923
Automobiles	7,412,140	49,330,270	—	56,742,410
Banks	95,598,894	189,554,510	0	285,153,404
Beverages	29,012,803	33,313,093	—	62,325,896
Biotechnology	46,416,728	11,907,840	—	58,324,568
Building Products	5,210,942	11,965,608	—	17,176,550
Capital Markets	44,581,402	36,175,970	—	80,757,372
Chemicals	32,044,184	56,952,531	—	88,996,715
Commercial Services & Supplies	4,418,961	7,628,447	—	12,047,408
Communications Equipment	14,347,187	5,443,503	—	19,790,690
Construction & Engineering	1,221,377	14,437,221	—	15,658,598
Construction Materials	1,947,724	10,099,812	—	12,047,536
Consumer Finance	11,653,514	905,746	—	12,559,260
Containers & Packaging	5,139,265	1,712,018	—	6,851,283
Distributors	1,672,921	296,147	—	1,969,068
Diversified Consumer Services	411,896	270,462	—	682,358
Diversified Financial Services	23,254,285	12,638,898	—	35,893,183
Diversified Telecommunication Services	30,927,464	36,748,123	—	67,675,587
Electric Utilities	27,246,707	25,889,713	—	53,136,420
Electrical Equipment	8,058,305	22,552,658	—	30,610,963
Electronic Equipment, Instruments & Components	6,290,027	21,459,747	—	27,749,774
Energy Equipment & Services	12,221,560	959,948	—	13,181,508
Equity Real Estate Investment Trusts	127,517,543	60,607,465	—	188,125,008
Food & Staples Retailing	26,347,470	21,204,706	—	47,552,176
Food Products	18,864,006	44,685,630	—	63,549,636
Gas Utilities	—	5,106,027	—	5,106,027
Health Care Equipment & Supplies	39,967,256	18,483,841	—	58,451,097
Health Care Providers & Services	39,895,045	9,064,283	—	48,959,328
Health Care Technology	1,423,547	622,742	—	2,046,289
Hotels, Restaurants & Leisure	27,654,178	20,035,866	—	47,690,044
Household Durables	6,193,836	17,903,050	—	24,096,886
Household Products	24,969,009	10,683,575	—	35,652,584
Independent Power and Renewable Electricity Producers	1,010,148	652,658	—	1,662,806
Industrial Conglomerates	31,808,044	21,884,555	—	53,692,599
Insurance	40,830,269	80,724,670	—	121,554,939

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$38,013,770	$2,259,739	$—	$40,273,509
Internet Software & Services	67,597,749	2,656,711	—	70,254,460
IT Services	58,290,622	11,588,586	—	69,879,208
Leisure Products	1,074,602	2,762,961	—	3,837,563
Life Sciences Tools & Services	11,691,013	3,428,018	—	15,119,031
Machinery	23,362,261	40,892,764	—	64,255,025
Marine	—	3,738,060	—	3,738,060
Media	42,408,830	17,263,160	—	59,671,990
Metals & Mining	3,644,998	43,531,792	—	47,176,790
Multi-Utilities	14,089,491	16,298,079	—	30,387,570
Multiline Retail	6,664,444	4,506,993	—	11,171,437
Oil, Gas & Consumable Fuels	74,424,622	74,071,122	—	148,495,744
Paper & Forest Products	—	3,793,060	—	3,793,060
Personal Products	2,100,936	29,464,627	—	31,565,563
Pharmaceuticals	72,366,434	111,747,583	—	184,114,017
Professional Services	4,057,923	16,611,289	—	20,669,212
Real Estate Management & Development	978,012	59,962,733	—	60,940,745
Road & Rail	13,977,626	16,826,110	—	30,803,736
Semiconductors & Semiconductor Equipment	55,526,640	15,684,577	—	71,211,217
Software	75,177,356	22,242,419	—	97,419,775
Specialty Retail	32,635,170	12,875,150	—	45,510,320
Technology Hardware, Storage & Peripherals	61,055,288	8,524,849	—	69,580,137
Textiles, Apparel & Luxury Goods	9,378,974	28,354,886	—	37,733,860
Tobacco	19,569,771	23,429,590	—	42,999,361
Trading Companies & Distributors	3,148,514	19,104,448	—	22,252,962
Transportation Infrastructure	—	9,654,253	—	9,654,253
Water Utilities	952,796	1,516,117	—	2,468,913
Wireless Telecommunication Services	—	23,718,437	—	23,718,437
Total Common Stocks	1,548,188,806	1,536,071,552	0	3,084,260,358
Total U.S. Treasury & Government Agencies*	—	1,001,108,428	—	1,001,108,428
Mutual Funds
Investment Company Securities	417,146,310	461,042	—	417,607,352
Total Foreign Government*	—	395,288,389	—	395,288,389
Total Preferred Stocks*	—	7,843,296	—	7,843,296
Total Rights*	—	16,623	—	16,623
Total Short-Term Investments*	—	119,965,355	—	119,965,355
Total Securities Lending Reinvestments*	—	287,320,654	—	287,320,654
Total Investments	$1,965,335,116	$3,348,075,339	$0	$5,313,410,455

Collateral for Securities Loaned (Liability)	$—	$(287,262,068)	$—	$(287,262,068)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,973,181	$—	$9,973,181
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(12,554,601)	—	(12,554,601)
Total Forward Contracts	$—	$(2,581,420)	$—	$(2,581,420)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,279,757	$—	$—	$5,279,757
Futures Contracts (Unrealized Depreciation)	(7,002,859)	—	—	(7,002,859)
Total Futures Contracts	$(1,723,102)	$—	$—	$(1,723,102)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(7,649,865)	$—	$(7,649,865)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(1,705,368)	$—	$(1,705,368)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of

Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 2 to Level 1 in the amount of $668,129 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-26

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—59.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
General Dynamics Corp.	1,189	$244,435
Huntington Ingalls Industries, Inc.	1,463	331,282
Spirit AeroSystems Holdings, Inc. - Class A	485	37,694
Thales S.A.	457	51,713

		665,124

Air Freight & Logistics—0.8%
Air Transport Services Group, Inc. (a)	5,486	133,530
Deutsche Post AG	14,653	652,308
FedEx Corp.	3,164	713,735

		1,499,573

Airlines—0.7%
Air New Zealand, Ltd.	38,437	93,664
Alaska Air Group, Inc.	571	43,550
ANA Holdings, Inc.	10,300	390,578
Exchange Income Corp. (b)	3,917	109,654
International Consolidated Airlines Group S.A.	41,977	333,894
JetBlue Airways Corp. (a)	7,395	137,029
SkyWest, Inc.	6,515	286,009

		1,394,378

Auto Components—0.9%
Bridgestone Corp.	300	13,624
Cie Automotive S.A.	6,789	181,474
Dana, Inc.	10,962	306,497
Exedy Corp.	600	18,264
FCC Co., Ltd.	5,700	127,080
Grammer AG	2,917	190,204
Kongsberg Automotive ASA (a)	29,173	34,321
Lear Corp.	2,164	374,545
Sogefi S.p.A. (a)	18,254	111,303
Standard Motor Products, Inc.	513	24,752
Stoneridge, Inc. (a)	8,074	159,946
Toyoda Gosei Co., Ltd.	800	18,926
Toyota Boshoku Corp.	1,600	33,924
Unipres Corp.	1,000	27,849
Xinyi Glass Holdings, Ltd. (a)	76,000	75,139

		1,697,848

Automobiles—2.3%
Daimler AG	8,777	699,903
Fiat Chrysler Automobiles NV (a)	29,182	522,650
Ford Motor Co.	47,363	566,935
General Motors Co.	17,387	702,087
Nissan Motor Co., Ltd.	48,200	477,600
Peugeot S.A.	1,006	23,961
Subaru Corp.	500	18,050
Suzuki Motor Corp.	8,500	446,256
Toyota Motor Corp.	16,000	955,191

		4,412,633

Banks—3.9%
BancFirst Corp.	586	33,255
Berkshire Hills Bancorp, Inc.	342	13,252

Banks—(Continued)
BOC Hong Kong Holdings, Ltd.	104,000	505,997
Brookline Bancorp, Inc.	13,395	207,622
Cathay General Bancorp	3,784	152,117
Citizens Financial Group, Inc.	2,634	99,750
Danske Bank A/S	1,526	61,028
DBS Group Holdings, Ltd.	16,700	256,961
First Merchants Corp.	1,222	52,460
Great Southern Bancorp, Inc.	774	43,073
Heartland Bank, Ltd.	13,369	17,578
HSBC Holdings plc	40,559	400,378
Iberiabank Corp.	360	29,574
Independent Bank Corp./Rockland Trust	354	26,426
Intesa Sanpaolo S.p.A.	158,558	560,700
Israel Discount Bank, Ltd. - Class A (a)	80,832	203,819
JPMorgan Chase & Co.	1,554	148,423
Mitsubishi UFJ Financial Group, Inc.	115,700	751,795
Oversea-Chinese Banking Corp., Ltd.	38,900	320,704
Peoples Bancorp, Inc.	1,485	49,881
Pinnacle Financial Partners, Inc.	442	29,592
PNC Financial Services Group, Inc. (The)	1,133	152,694
Raiffeisen Bank International AG (a)	10,419	349,249
Regions Financial Corp.	25,738	391,990
Royal Bank of Canada	6,543	506,240
Royal Bank of Canada (U.S. Listed Shares)	5,504	425,734
Spar Nord Bank A/S	8,467	105,545
Sparebank 1 Nord Norge	2,534	19,647
Sparebanken Vest	5,893	41,436
Sumitomo Mitsui Financial Group, Inc.	9,800	376,983
Sydbank A/S	2,655	110,284
Toronto-Dominion Bank (The)	9,082	511,329
Toronto-Dominion Bank (The) (U.S. Listed Shares)	7,470	420,337

		7,375,853

Beverages—1.0%
Coca-Cola HBC AG (a)	11,305	382,897
Dr Pepper Snapple Group, Inc.	3,768	333,355
Heineken Holding NV	1,990	187,152
PepsiCo, Inc.	9,033	1,006,547

		1,909,951

Biotechnology—1.5%
AbbVie, Inc.	8,293	736,916
Amgen, Inc.	5,571	1,038,713
Gilead Sciences, Inc.	9,545	773,336
Monash IVF Group, Ltd.	25,815	28,043
PDL BioPharma, Inc. (a)	59,880	202,993

		2,780,001

Building Products—0.3%
Insteel Industries, Inc.	7,019	183,266
Owens Corning	4,558	352,561

		535,827

Capital Markets—0.8%
Bank of New York Mellon Corp. (The)	8,526	452,049

BHFTI-27

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
CME Group, Inc.	1,068	$144,906
International FCStone, Inc. (a)	3,890	149,065
Morgan Stanley	16,000	770,720

		1,516,740

Chemicals—1.9%
A. Schulman, Inc.	747	25,510
Arkema S.A.	2,112	258,797
Borregaard ASA	19,892	223,061
Covestro AG (144A)	4,422	380,218
Denka Co., Ltd.	2,800	92,296
DowDuPont, Inc.	11,060	765,684
Ercros S.A.	14,938	48,373
Huntsman Corp.	8,685	238,143
Koppers Holdings, Inc. (a)	4,237	195,538
Kuraray Co., Ltd.	16,600	310,676
LyondellBasell Industries NV - Class A	6,166	610,742
Shin-Etsu Chemical Co., Ltd.	5,700	510,118

		3,659,156

Commercial Services & Supplies—0.6%
Cewe Stiftung & Co. KGaA	404	38,411
Derichebourg S.A.	6,199	65,109
Downer EDI, Ltd.	3,926	20,954
Ennis, Inc.	967	19,001
Johnson Service Group plc	25,374	50,152
KAR Auction Services, Inc.	2,374	113,335
Kimball International, Inc. - Class B	3,532	69,828
Quad/Graphics, Inc.	6,151	139,074
RPS Group plc	11,721	45,316
SmartGroup Corp., Ltd.	8,795	63,828
Toppan Printing Co., Ltd.	27,000	268,001
Viad Corp.	2,339	142,445

		1,035,454

Communications Equipment—0.6%
Cisco Systems, Inc.	31,352	1,054,368

Construction & Engineering—0.7%
ACS Actividades de Construccion y Servicios S.A.	3,259	120,777
Galliford Try plc	7,341	133,098
HOCHTIEF AG	1,771	298,796
Kyudenko Corp.	3,500	135,640
Nishimatsu Construction Co., Ltd.	7,600	219,588
Peab AB	19,681	217,314
Toshiba Plant Systems & Services Corp.	5,600	94,319
Tutor Perini Corp. (a)	1,032	29,309
Veidekke ASA	2,311	28,944
Vinci S.A.	949	90,198

		1,367,983

Construction Materials—0.3%
Adelaide Brighton, Ltd.	11,113	50,992
Boral, Ltd.	41,499	221,389

Construction Materials—(Continued)
CSR, Ltd.	35,168	130,999
Fletcher Building, Ltd.	32,851	189,774

		593,154

Consumer Finance—0.0%
Nelnet, Inc. - Class A	993	50,147
Regional Management Corp. (a)	1,544	37,380

		87,527

Containers & Packaging—0.3%
Berry Global Group, Inc. (a)	3,090	175,049
Smurfit Kappa Group plc	573	17,959
Smurfit Kappa Group plc	9,655	301,797

		494,805

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (a)	787	144,273
Voya Financial, Inc.	6,689	266,824

		411,097

Diversified Telecommunication Services—2.1%
AT&T, Inc.	33,663	1,318,580
CenturyLink, Inc. (b)	13,413	253,506
IDT Corp. - Class B	6,674	93,970
Koninklijke KPN NV	29,388	100,934
Nippon Telegraph & Telephone Corp.	12,300	564,093
Orange S.A.	29,834	488,521
Verizon Communications, Inc.	23,814	1,178,555

		3,998,159

Electric Utilities—1.7%
American Electric Power Co., Inc.	6,049	424,882
AusNet Services	22,901	30,476
CLP Holdings, Ltd.	36,000	369,274
Exelon Corp.	14,034	528,661
Iberdrola S.A.	73,599	571,685
NextEra Energy, Inc.	4,737	694,207
Portland General Electric Co.	815	37,197
Southern Co. (The)	11,340	557,247

		3,213,629

Electrical Equipment—0.0%
Fujikura, Ltd.	3,000	24,114

Electronic Equipment, Instruments & Components—1.4%
ALSO Holding AG (a)	713	100,739
Arrow Electronics, Inc. (a)	4,121	331,370
Citizen Watch Co., Ltd.	14,200	97,868
Control4 Corp. (a)	2,229	65,666
Corning, Inc.	15,219	455,353
Flex, Ltd. (a)	1,071	17,746
Hitachi, Ltd.	75,000	529,045
Jabil, Inc.	737	21,041
Orbotech, Ltd. (a)	4,415	186,357

BHFTI-28

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
PCM, Inc. (a)	3,642	$50,988
Sanmina Corp. (a)	569	21,138
Sumida Corp.	3,000	58,484
SYNNEX Corp.	2,402	303,877
Venture Corp., Ltd.	23,000	299,554

		2,539,226

Energy Equipment & Services—0.1%
Helix Energy Solutions Group, Inc. (a)	3,261	24,099
Nabors Industries, Ltd.	15,699	126,691

		150,790

Equity Real Estate Investment Trusts—0.1%
Fortune Real Estate Investment Trust	38,000	44,682
Getty Realty Corp.	4,535	129,747
Keppel DC REIT	55,000	53,764

		228,193

Food & Staples Retailing—0.6%
CVS Health Corp.	8,560	696,099
George Weston, Ltd.	157	13,671
Ingles Markets, Inc. - Class A	5,045	129,657
Metcash, Ltd.	103,051	207,925
Qol Co., Ltd.	2,100	36,768
Rallye S.A. (b)	1,522	28,207
Shufersal, Ltd.	8,691	51,108

		1,163,435

Food Products—1.5%
Bunge, Ltd.	3,399	236,095
Fonterra Co-operative Group, Ltd.	14,264	64,282
Grieg Seafood ASA	26,217	258,462
Ingredion, Inc.	2,350	283,504
John B Sanfilippo & Son, Inc.	2,484	167,198
Leroy Seafood Group ASA	17,770	113,685
Morinaga Milk Industry Co., Ltd.	4,400	168,156
Omega Protein Corp.	8,396	139,793
Pinnacle Foods, Inc.	4,576	261,610
Rokko Butter Co., Ltd.	1,600	34,223
Salmar ASA	1,593	45,003
Sanderson Farms, Inc.	2,115	341,615
Tyson Foods, Inc. - Class A	5,484	386,348
Warabeya Nichiyo Holdings Co., Ltd.	1,800	46,058
WH Group, Ltd. (144A)	321,000	341,794

		2,887,826

Gas Utilities—0.3%
Atmos Energy Corp.	3,600	301,824
UGI Corp.	5,811	272,303

		574,127

Health Care Equipment & Supplies—0.7%
Baxter International, Inc.	6,302	395,451
Inogen, Inc. (a)	903	85,875

Health Care Equipment & Supplies—(Continued)
LeMaitre Vascular, Inc.	3,443	128,837
Masimo Corp. (a)	3,166	274,049
Teleflex, Inc.	1,433	346,743

		1,230,955

Health Care Providers & Services—2.7%
Aetna, Inc.	3,871	615,528
Anthem, Inc.	3,102	589,008
Cardinal Health, Inc.	5,686	380,507
Centene Corp. (a)	4,735	458,206
Express Scripts Holding Co. (a)	8,607	544,995
HCA Healthcare, Inc. (a)	5,308	422,464
Medical Facilities Corp.	2,160	26,988
Quest Diagnostics, Inc.	3,340	312,758
Tivity Health, Inc. (a)	6,548	267,158
Triple-S Management Corp. - Class B (a)	3,288	77,860
UnitedHealth Group, Inc.	5,939	1,163,153
WellCare Health Plans, Inc. (a)	1,649	283,199

		5,141,824

Hotels, Restaurants & Leisure—1.9%
Aramark	5,224	212,147
Aristocrat Leisure, Ltd.	18,738	309,932
Carnival plc	5,538	352,398
Collins Foods, Ltd.	9,606	44,110
Elior Group S.A. (144A)	3,971	105,083
Great Canadian Gaming Corp. (a)	5,503	141,572
International Game Technology plc	8,595	211,007
Marcus Corp. (The)	2,658	73,627
Marriott Vacations Worldwide Corp.	254	31,631
McDonald’s Corp.	5,862	918,458
Melia Hotels International S.A.	13,921	201,226
Royal Caribbean Cruises, Ltd.	244	28,924
Star Entertainment Group, Ltd. (The)	50,793	208,840
Vail Resorts, Inc.	1,388	316,631
Yum! Brands, Inc.	6,115	450,125

		3,605,711

Household Durables—1.7%
Barratt Developments plc	38,663	318,391
Bassett Furniture Industries, Inc.	2,458	92,667
Bellway plc	4,904	216,673
Garmin, Ltd.	5,350	288,740
Hooker Furniture Corp.	2,779	132,697
Mohawk Industries, Inc. (a)	1,510	373,740
Persimmon plc	8,991	311,092
Sekisui Chemical Co., Ltd.	15,600	307,220
Sekisui House, Ltd.	18,200	306,942
SodaStream International, Ltd. (a)	3,966	263,541
Taylor Wimpey plc	116,417	304,988
ZAGG, Inc. (a)	16,171	254,693

		3,171,384

Household Products—0.1%
Central Garden and Pet Co. (a)	2,953	114,695

BHFTI-29

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—0.1%
Capital Power Corp.	5,854	$115,743
ERG S.p.A.	4,103	65,558

		181,301

Industrial Conglomerates—0.7%
3M Co.	2,705	567,779
CK Hutchison Holdings, Ltd.	41,500	532,582
General Electric Co.	5,087	123,004

		1,223,365

Insurance—4.1%
Allstate Corp. (The)	5,338	490,616
American Financial Group, Inc.	2,865	296,384
Axis Capital Holdings, Ltd.	4,694	269,013
Chubb, Ltd.	4,650	662,857
Cincinnati Financial Corp.	4,480	343,034
Direct Line Insurance Group plc	57,115	278,323
Employers Holdings, Inc.	2,829	128,578
Everest Re Group, Ltd.	1,269	289,827
Federated National Holding Co.	1,567	24,461
Hartford Financial Services Group, Inc. (The)	7,405	410,459
Heritage Insurance Holdings, Inc. (b)	5,029	66,433
Muenchener Rueckversicherungs-Gesellschaft AG	2,290	489,615
Principal Financial Group, Inc.	5,861	377,097
Prudential Financial, Inc.	5,249	558,074
Reinsurance Group of America, Inc.	2,346	327,337
SCOR SE	7,893	331,016
Sompo Holdings, Inc.	8,900	347,049
Swiss Life Holding AG (a)	964	339,572
Swiss Re AG	5,227	473,514
Travelers Cos., Inc. (The)	4,406	539,823
Universal Insurance Holdings, Inc. (b)	4,323	99,429
Zurich Insurance Group AG	1,840	561,930

		7,704,441

Internet & Direct Marketing Retail—0.2%
Amazon.com, Inc. (a)	324	311,477

Internet Software & Services—1.0%
Alphabet, Inc. - Class A (a)	55	53,555
Alphabet, Inc. - Class C (a)	762	730,842
Blucora, Inc. (a)	10,140	256,542
Facebook, Inc. - Class A (a)	2,735	467,329
j2 Global, Inc.	2,900	214,252
Meet Group, Inc. (The) (a)	37,295	135,754

		1,858,274

IT Services—1.2%
Bechtle AG	3,332	249,596
Capgemini SE	3,470	406,422
Convergys Corp.	648	16,777
DXC Technology Co.	5,477	470,365
Euronet Worldwide, Inc. (a)	1,656	156,972
Itochu Techno-Solutions Corp.	800	29,888

IT Services—(Continued)
Leidos Holdings, Inc.	5,135	304,095
Net 1 UEPS Technologies, Inc. (a)	8,400	81,816
NTT Data Corp.	12,500	133,796
Science Applications International Corp.	2,879	192,461
Sykes Enterprises, Inc. (a)	6,653	194,001

		2,236,189

Machinery—1.1%
Bobst Group S.A.	879	96,595
CKD Corp.	13,700	269,484
Conzzeta AG	81	85,466
Douglas Dynamics, Inc.	2,805	110,517
Fincantieri S.p.A. (a)	98,603	118,717
Fukushima Industries Corp.	1,100	40,615
Greenbrier Cos., Inc. (The) (b)	3,731	179,648
Illinois Tool Works, Inc.	287	42,465
Kadant, Inc.	486	47,895
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,500	75,906
Lydall, Inc. (a)	3,338	191,267
PACCAR, Inc.	7,016	507,537
Park-Ohio Holdings Corp.	396	18,058
Prima Industrie S.p.A.	1,323	63,180
Valmet Oyj	10,598	208,516

		2,055,866

Marine—0.1%
DFDS A/S	1,156	66,037
Wallenius Wilhelmsen Logistics (a)	19,772	121,127

		187,164

Media—1.3%
Comcast Corp. - Class A	27,629	1,063,164
Liberty SiriusXM Group - Class A (a)	5,645	236,526
Nippon Television Holdings, Inc.	2,000	35,149
Time Warner, Inc.	7,013	718,482
TV Tokyo Holdings Corp.	600	12,422
Walt Disney Co. (The)	3,978	392,111

		2,457,854

Metals & Mining—1.6%
Aichi Steel Corp.	700	27,523
AMG Advanced Metallurgical Group NV	5,566	240,067
APERAM S.A.	625	32,760
ArcelorMittal (a)	10,185	262,489
Bekaert S.A.	556	26,672
Boliden AB	10,858	368,024
Fortescue Metals Group, Ltd.	59,215	239,753
Highland Gold Mining, Ltd.	19,455	38,055
HudBay Minerals, Inc.	17,476	130,196
Lucara Diamond Corp.	14,594	28,305
Norsk Hydro ASA	42,214	306,962
Northern Star Resources, Ltd.	20,356	78,625
Rio Tinto plc	14,480	674,035
Steel Dynamics, Inc.	8,349	287,790
Teck Resources, Ltd. - Class B	12,607	265,882

		3,007,138

BHFTI-30

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—1.1%
AG Mortgage Investment Trust, Inc.	4,512	$86,811
AGNC Investment Corp.	12,873	279,087
Annaly Capital Management, Inc.	30,452	371,210
Anworth Mortgage Asset Corp.	19,720	118,517
Apollo Commercial Real Estate Finance, Inc.	11,456	207,468
Ares Commercial Real Estate Corp.	5,893	78,436
Chimera Investment Corp.	12,279	232,319
Dynex Capital, Inc.	7,442	54,103
Ladder Capital Corp.	1,137	15,668
Mortgage Investment Corp.	11,744	227,833
New Residential Investment Corp.	14,312	239,440
New York Mortgage Trust, Inc.	6,078	37,380
Two Harbors Investment Corp.	8,898	89,692
Western Asset Mortgage Capital Corp.	5,903	61,804

		2,099,768

Multi-Utilities—0.5%
CenterPoint Energy, Inc.	12,544	366,410
National Grid plc	41,845	518,066

		884,476

Multiline Retail—0.4%
Kohl’s Corp.	5,719	261,072
Macy’s, Inc.	2,119	46,237
Target Corp.	7,207	425,285

		732,594

Oil, Gas & Consumable Fuels—1.4%
Abraxas Petroleum Corp. (a)	28,950	54,426
Avance Gas Holding, Ltd. (144A) (a)	5,918	17,239
BW LPG, Ltd. (144A) (a)	18,789	86,603
Caltex Australia, Ltd.	9,205	232,469
China Aviation Oil Singapore Corp., Ltd.	60,000	70,922
EOG Resources, Inc.	2,000	193,480
Exxon Mobil Corp.	2,721	223,067
Galp Energia SGPS S.A.	22,066	391,343
Geopark, Ltd. (a)	8,382	73,426
KNOT Offshore Partners L.P.	2,334	54,849
Neste Oyj	6,689	292,245
Repsol S.A.	15,102	278,616
REX American Resources Corp. (a)	540	50,668
Royal Dutch Shell plc - A Shares	3,540	107,047
Tanker Investments, Ltd. (a)	3,348	17,100
Valero Energy Corp.	7,355	565,820

		2,709,320

Paper & Forest Products—0.5%
Canfor Pulp Products, Inc.	988	10,539
Holmen AB - B Shares	4,705	220,760
Interfor Corp. (a)	6,610	104,785
Norbord, Inc.	5,099	194,152
UPM-Kymmene Oyj	13,648	370,156
Western Forest Products, Inc.	6,956	14,885

		915,277

Personal Products—0.0%
Best World International, Ltd.	90,000	88,258

Pharmaceuticals—1.5%
Allergan plc	2,076	425,476
Eli Lilly & Co.	4,743	405,716
Johnson & Johnson	12,712	1,652,687
Mallinckrodt plc (a)	2,214	82,737
Merck & Co., Inc.	421	26,957
Merck KGaA	197	21,924
Teva Pharmaceutical Industries, Ltd.	9,572	169,339

		2,784,836

Professional Services—0.6%
Adecco Group AG	1,532	119,312
Barrett Business Services, Inc.	2,884	163,033
CBIZ, Inc. (a)	7,003	113,799
ICF International, Inc. (a)	331	17,857
Kelly Services, Inc. - Class A	2,137	53,617
Navigant Consulting, Inc. (a)	8,932	151,129
Willdan Group, Inc. (a)	2,434	79,008
Wolters Kluwer NV	8,088	373,753

		1,071,508

Real Estate Management & Development—0.2%
Allreal Holding AG (a)	334	58,534
Deutsche Wohnen SE	1,518	64,464
Entra ASA (144A)	10,851	148,505
Nexity S.A. (a)	2,989	182,649

		454,152

Road & Rail—0.8%
ArcBest Corp.	690	23,080
East Japan Railway Co.	5,200	480,373
National Express Group plc	4,771	22,626
Nobina AB (144A)	6,741	39,434
Senko Group Holdings Co., Ltd.	3,000	21,399
Union Pacific Corp.	5,144	596,550
West Japan Railway Co.	5,200	361,686

		1,545,148

Semiconductors & Semiconductor Equipment—4.1%
Alpha & Omega Semiconductor, Ltd. (a)	2,889	47,640
Applied Materials, Inc.	13,546	705,611
BE Semiconductor Industries NV	4,007	279,098
Cabot Microelectronics Corp.	2,828	226,042
Entegris, Inc. (a)	5,168	149,097
Intel Corp.	28,358	1,079,873
KLA-Tencor Corp.	3,495	370,470
Lam Research Corp.	2,845	526,439
Maxim Integrated Products, Inc.	7,509	358,254
Micron Technology, Inc. (a)	18,240	717,379
Nanometrics, Inc. (a)	6,367	183,370
NVIDIA Corp.	5,262	940,688
ON Semiconductor Corp. (a)	17,948	331,499
Photronics, Inc. (a)	1,775	15,709

BHFTI-31

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Rohm Co., Ltd.	3,600	$309,380
Rudolph Technologies, Inc. (a)	8,766	230,546
Texas Instruments, Inc.	9,324	835,803
Towa Corp. (b)	9,500	150,130
Ultra Clean Holdings, Inc. (a)	9,192	281,459

		7,738,487

Software—0.9%
Micro Focus International plc (ADR) (a)	2,253	71,871
Microsoft Corp.	11,544	859,912
Open Text Corp.	7,674	247,610
Symantec Corp.	12,912	423,643

		1,603,036

Specialty Retail—0.3%
American Eagle Outfitters, Inc.	5,370	76,791
Best Buy Co., Inc.	333	18,968
Big 5 Sporting Goods Corp. (b)	11,638	89,031
Bilia AB - A Shares	11,536	127,578
Foot Locker, Inc.	4,570	160,955
GameStop Corp. - Class A	4,894	101,110
Valora Holding AG	197	68,971

		643,404

Technology Hardware, Storage & Peripherals—2.3%
Apple, Inc.	19,390	2,988,387
Brother Industries, Ltd.	7,200	168,421
FUJIFILM Holdings Corp.	10,200	397,674
Hewlett Packard Enterprise Co.	16,410	241,391
HP, Inc.	16,668	332,693
Logitech International S.A.	7,377	268,965

		4,397,531

Textiles, Apparel & Luxury Goods—0.0%
Chargeurs S.A.	2,572	78,128

Thrifts & Mortgage Finance—0.0%
Territorial Bancorp, Inc.	823	25,982

Tobacco—0.5%
British American Tobacco plc (ADR)	5,373	335,544
Imperial Brands plc	11,332	483,565
Scandinavian Tobacco Group A/S (144A)	2,504	44,377

		863,486

Trading Companies & Distributors—0.5%
Aircastle, Ltd.	8,827	196,754
H&E Equipment Services, Inc.	755	22,046
Marubeni Corp.	55,300	377,964
Rush Enterprises, Inc. - Class A (a)	5,773	267,232
Rush Enterprises, Inc. - Class B (a)	961	41,919

		905,915

Transportation Infrastructure—0.1%
Enav S.p.A. (144A)	24,448	111,997

Water Utilities—0.1%
SJW Group	2,222	125,765

Wireless Telecommunication Services—0.6%
NTT DoCoMo, Inc.	11,400	260,571
SoftBank Group Corp.	5,100	412,234
Vodafone Group plc	182,910	512,344

		1,185,149

Total Common Stocks (Cost $95,985,265)		112,722,826

U.S. Treasury & Government Agencies—27.5%

U.S. Treasury—27.5%
U.S. Treasury Bonds 3.000%, 11/15/44	1,267,000	1,305,257
3.125%, 02/15/43 (c)	2,538,000	2,678,086
4.375%, 05/15/41 (d)	2,607,000	3,334,821
4.500%, 05/15/38 (d)	2,854,000	3,686,119
5.375%, 02/15/31	1,139,000	1,526,438
6.875%, 08/15/25	1,351,000	1,809,918
7.625%, 11/15/22	1,986,000	2,535,020
7.875%, 02/15/21	1,839,000	2,210,320
U.S. Treasury Notes 0.625%, 11/30/17	489,000	488,624
0.750%, 02/28/18	1,607,000	1,603,987
0.875%, 07/31/19	1,483,000	1,467,533
1.000%, 06/30/19	1,483,000	1,471,704
1.125%, 03/31/20	1,471,000	1,455,428
1.500%, 02/28/19	1,483,000	1,484,390
1.875%, 10/31/17	7,500,000	7,504,764
2.000%, 05/31/21	1,839,000	1,855,379
2.000%, 11/15/21	2,022,000	2,037,639
2.000%, 02/15/23 (c)	6,568,000	6,571,592
2.125%, 08/31/20	1,766,000	1,791,317
2.250%, 07/31/18 (d)	1,325,000	1,334,731
2.375%, 08/15/24	2,027,000	2,055,584
3.125%, 05/15/19	1,483,000	1,523,087

Total U.S. Treasury & Government Agencies (Cost $52,437,569)		51,731,738

Mutual Funds—6.2%

Investment Company Securities—6.2%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (b)	260,000	4,992,000
Vanguard Emerging Markets Government Bond ETF	82,500	6,694,875

Total Mutual Funds (Cost $11,454,936)		11,686,875

BHFTI-32

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investment—5.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—5.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $10,716,380 on 10/02/17, collateralized by $10,875,000 U.S. Treasury Note at 1.875% due 01/31/22 with a value of $10,930,800.	10,716,273	$10,716,273

Total Short-Term Investments (Cost $10,716,273)		10,716,273

Securities Lending Reinvestments (e)—3.2%

Repurchase Agreements—2.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $606,642 on 10/02/17, collateralized by $1,008,813 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $618,720.	606,589	606,589
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,000,088 on 10/02/17, collateralized by $1,018,008 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $100,010 on 10/02/17, collateralized by $100,591 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $102,000.	100,000	100,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $700,073 on 10/02/17, collateralized by $713,006 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $714,000.	700,000	700,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $100,010 on 10/02/17, collateralized by $100,496 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $102,000.	100,000	100,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $400,034 on 10/02/17, collateralized by $383,717 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $408,311.	400,000	400,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $100,009 on 10/02/17, collateralized by $95,929 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $102,078.	100,000	100,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,200,118 on 10/02/17, collateralized by $2,021,158 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $1,224,001.	1,200,000	1,200,000

		5,206,589

Time Deposits—0.4%
ABN AMRO Bank NV 1.060%, 10/02/17	100,000	100,000
Credit Agricole S.A. 1.080%, 10/02/17	63,816	63,816
Credit Industriel et Commercial 1.100%, 10/02/17	100,000	100,000
DZ Bank AG 1.060%, 10/02/17	100,000	100,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	62,540	62,540
Landesbank Hessen-Thuringen 1.170%, 10/02/17	76,612	76,612
Nordea Bank New York 1.050%, 10/02/17	100,000	100,000
Standard Chartered plc 1.200%, 10/02/17	81,816	81,816
Svenska 1.050%, 10/02/17	100,000	100,000

		784,784

Total Securities Lending Reinvestments (Cost $5,991,373)		5,991,373

Total Investments—102.5% (Cost $176,585,416)		192,849,085
Other assets and liabilities (net)—(2.5)%		(4,707,040)

Net Assets—100.0%		$188,142,045

BHFTI-33

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $5,880,351 and the collateral received consisted of cash in the amount of $5,991,373. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $1,844,026.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2017, the market value of securities pledged was $3,275,800.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $1,275,250, which is 0.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian Currency Futures	12/18/17	40	USD	$3,134,400	$(74,706)
British Pound Currency Futures	12/18/17	40	USD	3,359,750	55,894
Euro Currency Futures	12/18/17	20	USD	2,966,125	(40,678)
Euro Stoxx 50 Index Futures	12/15/17	90	EUR	3,803,828	48,492
MSCI EAFE Index Futures	12/15/17	13	USD	1,285,960	7,121
MSCI Emerging Markets Index Mini Futures	12/15/17	20	USD	1,089,300	(17,845)
Russell 2000 Index Mini Futures	12/15/17	35	USD	2,612,750	72,545
S&P 500 Index E-Mini Futures	12/15/17	82	USD	10,316,010	226,136
TOPIX Index Futures	12/07/17	24	JPY	3,572,540	96,993

Futures Contracts—Short
FTSE 100 Index Futures	12/15/17	(40)	GBP	(3,928,610)	(36,408)
Japanese Yen Currency Futures	12/18/17	(60)	USD	(6,690,000)	28,910
U.S. Treasury Note 10 Year Futures	12/19/17	(1)	USD	(125,313)	1,287
U.S. Treasury Note 5 Year Futures	12/29/17	(4)	USD	(470,000)	3,181

Net Unrealized Appreciation					$370,922

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	1.437%	Quarterly	07/29/26	USD	6,000,000	$(385,808)	$—	$(385,808)
Pay	3M LIBOR	1.610%	Quarterly	05/18/26	USD	45,000,000	(2,208,933)	(9,527)	(2,199,406)
Pay	3M LIBOR	2.200%	Quarterly	05/31/27	USD	8,000,000	(51,291)	—	(51,291)

Totals							$(2,646,032)	$(9,527)	$(2,636,505)

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

BHFTI-34

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$613,411	$51,713	$—	$665,124
Air Freight & Logistics	847,265	652,308	—	1,499,573
Airlines	576,242	818,136	—	1,394,378
Auto Components	865,740	832,108	—	1,697,848
Automobiles	1,791,672	2,620,961	—	4,412,633
Banks	3,293,749	4,082,104	—	7,375,853
Beverages	1,339,902	570,049	—	1,909,951
Biotechnology	2,751,958	28,043	—	2,780,001
Building Products	535,827	—	—	535,827
Capital Markets	1,516,740	—	—	1,516,740
Chemicals	1,835,617	1,823,539	—	3,659,156
Commercial Services & Supplies	483,683	551,771	—	1,035,454
Communications Equipment	1,054,368	—	—	1,054,368
Construction & Engineering	29,309	1,338,674	—	1,367,983
Construction Materials	—	593,154	—	593,154
Consumer Finance	87,527	—	—	87,527
Containers & Packaging	175,049	319,756	—	494,805
Diversified Financial Services	411,097	—	—	411,097
Diversified Telecommunication Services	2,844,611	1,153,548	—	3,998,159
Electric Utilities	2,242,194	971,435	—	3,213,629
Electrical Equipment	—	24,114	—	24,114
Electronic Equipment, Instruments & Components	1,453,536	1,085,690	—	2,539,226
Energy Equipment & Services	150,790	—	—	150,790
Equity Real Estate Investment Trusts	129,747	98,446	—	228,193
Food & Staples Retailing	839,427	324,008	—	1,163,435
Food Products	1,816,163	1,071,663	—	2,887,826
Gas Utilities	574,127	—	—	574,127
Health Care Equipment & Supplies	1,230,955	—	—	1,230,955
Health Care Providers & Services	5,141,824	—	—	5,141,824
Hotels, Restaurants & Leisure	2,384,122	1,221,589	—	3,605,711
Household Durables	1,406,078	1,765,306	—	3,171,384
Household Products	114,695	—	—	114,695
Independent Power and Renewable Electricity Producers	115,743	65,558	—	181,301
Industrial Conglomerates	690,783	532,582	—	1,223,365
Insurance	4,883,422	2,821,019	—	7,704,441
Internet & Direct Marketing Retail	311,477	—	—	311,477
Internet Software & Services	1,858,274	—	—	1,858,274

BHFTI-35

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$1,416,487	$819,702	$—	$2,236,189
Machinery	1,097,387	958,479	—	2,055,866
Marine	—	187,164	—	187,164
Media	2,410,283	47,571	—	2,457,854
Metals & Mining	712,173	2,294,965	—	3,007,138
Mortgage Real Estate Investment Trusts	2,099,768	—	—	2,099,768
Multi-Utilities	366,410	518,066	—	884,476
Multiline Retail	732,594	—	—	732,594
Oil, Gas & Consumable Fuels	1,215,736	1,493,584	—	2,709,320
Paper & Forest Products	324,361	590,916	—	915,277
Personal Products	—	88,258	—	88,258
Pharmaceuticals	2,593,573	191,263	—	2,784,836
Professional Services	578,443	493,065	—	1,071,508
Real Estate Management & Development	—	454,152	—	454,152
Road & Rail	619,630	925,518	—	1,545,148
Semiconductors & Semiconductor Equipment	6,999,879	738,608	—	7,738,487
Software	1,603,036	—	—	1,603,036
Specialty Retail	446,855	196,549	—	643,404
Technology Hardware, Storage & Peripherals	3,831,436	566,095	—	4,397,531
Textiles, Apparel & Luxury Goods	—	78,128	—	78,128
Thrifts & Mortgage Finance	25,982	—	—	25,982
Tobacco	335,544	527,942	—	863,486
Trading Companies & Distributors	527,951	377,964	—	905,915
Transportation Infrastructure	—	111,997	—	111,997
Water Utilities	125,765	—	—	125,765
Wireless Telecommunication Services	—	1,185,149	—	1,185,149
Total Common Stocks	74,460,417	38,262,409	—	112,722,826
Total U.S. Treasury & Government Agencies*	—	51,731,738	—	51,731,738
Total Mutual Funds*	11,686,875	—	—	11,686,875
Total Short-Term Investment*	—	10,716,273	—	10,716,273
Total Securities Lending Reinvestments*	—	5,991,373	—	5,991,373
Total Investments	$86,147,292	$106,701,793	$—	$192,849,085

Collateral for Securities Loaned (Liability)	$—	$(5,991,373)	$—	$(5,991,373)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$540,559	$—	$—	$540,559
Futures Contracts (Unrealized Depreciation)	(169,637)	—	—	(169,637)
Total Futures Contracts	$370,922	$—	$—	$370,922
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(2,636,505)	$—	$(2,636,505)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-36

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,915,462	$403,608,184
American Funds American Mutual Fund (Class R-6)	9,893,351	402,263,636
American Funds Blue Chip Income and Growth Fund (Class 1)	28,293,325	401,765,222
American Funds Bond Fund (Class 1) (a)	55,127,917	604,753,248
American Funds Fundamental Investors Fund (Class R-6)	6,497,049	401,712,555
American Funds Global Bond Fund (Class 1) (a)	11,948,351	142,304,856
American Funds Global Small Capitalization Fund (Class 1)	6,254,742	151,239,669
American Funds Growth Fund (Class 1)	6,099,480	449,653,686
American Funds Growth-Income Fund (Class 1)	9,393,280	451,910,692
American Funds High-Income Bond Fund (Class 1) (a)	18,422,157	197,853,965

Investment Company Securities—(Continued)
American Funds International Fund (Class 1)	14,323,027	299,637,724
American Funds International Growth and Income Fund (Class 1) (a)	22,734,005	398,981,789
American Funds New World Fund (Class 1)	4,094,735	99,543,000
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	41,062,626	505,070,302

Total Mutual Funds (Cost $4,293,845,963)		4,910,298,528

Total Investments—100.1% (Cost $4,293,845,963)		4,910,298,528
Other assets and liabilities (net)—(0.1)%		(2,642,944)

Net Assets—100.0%		$4,907,655,584

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,910,298,528	$—	$—	$4,910,298,528
Total Investments	$4,910,298,528	$—	$—	$4,910,298,528

BHFTI-37

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,173,431	$380,419,724
American Funds American Mutual Fund (Class R-6)	7,773,232	316,059,601
American Funds Blue Chip Income and Growth Fund (Class 1)	22,261,660	316,115,573
American Funds Bond Fund (Class 1)	11,042,066	121,131,466
American Funds Fundamental Investors Fund (Class R-6)	5,630,347	348,124,380
American Funds Global Bond Fund (Class 1)	5,121,886	61,001,658
American Funds Global Small Capitalization Fund (Class 1)	6,541,807	158,180,882
American Funds Growth Fund (Class 1)	4,698,160	346,348,351
American Funds Growth-Income Fund (Class 1)	6,568,621	316,016,339
American Funds High-Income Bond Fund (Class 1) (a)	8,640,920	92,803,482

Investment Company Securities—(Continued)
American Funds International Fund (Class 1)	12,001,383	251,068,937
American Funds International Growth and Income Fund (Class 1) (a)	17,875,353	313,712,443
American Funds New World Fund (Class 1)	3,850,405	93,603,344
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,439,298	30,003,369

Total Mutual Funds (Cost $2,613,765,876)		3,144,589,549

Total Investments—100.1% (Cost $2,613,765,876)		3,144,589,549
Other assets and liabilities (net)—(0.1)%		(1,761,241)

Net Assets—100.0%		$3,142,828,308

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,144,589,549	$—	$—	$3,144,589,549
Total Investments	$3,144,589,549	$—	$—	$3,144,589,549

BHFTI-38

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,021,889,658)	16,409,798	$1,209,730,281

Total Investments—100.1% (Cost $1,021,889,658)		1,209,730,281
Other assets and liabilities (net)—(0.1)%		(749,558)

Net Assets—100.0%		$1,208,980,723

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,209,730,281	$—	$—	$1,209,730,281
Total Investments	$1,209,730,281	$—	$—	$1,209,730,281

BHFTI-39

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	4,771,455	$149,107,968
American Funds American Mutual Fund (Class R-6)	6,589,455	267,927,240
American Funds Blue Chip Income and Growth Fund (Class 1)	16,785,884	238,359,548
American Funds Bond Fund (Class 1) (a)	50,513,710	554,135,402
American Funds Fundamental Investors Fund (Class R-6)	2,414,438	149,284,731
American Funds Global Bond Fund (Class 1)	7,269,790	86,583,205
American Funds Global Small Capitalization Fund (Class 1)	1,232,650	29,805,465
American Funds Growth Fund (Class 1)	2,018,037	148,769,693
American Funds Growth-Income Fund (Class 1)	4,957,024	238,482,435
American Funds High-Income Bond Fund (Class 1) (a)	13,754,340	147,721,608

Investment Company Securities—(Continued)
American Funds International Fund (Class 1)	7,089,947	148,321,682
American Funds International Growth and Income Fund (Class 1) (a)	10,142,969	178,009,104
American Funds New World Fund (Class 1)	1,212,172	29,467,893
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	47,144,636	579,879,022

Total Mutual Funds (Cost $2,667,787,749)		2,945,854,996

Total Investments—100.1% (Cost $2,667,787,749)		2,945,854,996
Other assets and liabilities (net)—(0.1)%		(1,679,979)

Net Assets—100.0%		$2,944,175,017

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,945,854,996	$—	$—	$2,945,854,996
Total Investments	$2,945,854,996	$—	$—	$2,945,854,996

BHFTI-40

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—25.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—25.8%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/20 (a)	277,508,899	$278,870,152
0.125%, 04/15/21 (a)	299,629,785	300,566,128
0.125%, 07/15/26 (a)	145,710,523	141,690,038
0.375%, 07/15/25 (a)	100,778,568	100,790,922
0.625%, 01/15/26 (a)	132,249,341	134,037,639

Total U.S. Treasury & Government Agencies (Cost $945,324,014)		955,954,879

Foreign Government—18.8%

Sovereign—18.8%
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR) (a)	78,133,802	99,684,490
0.100%, 04/15/26 (EUR) (a)	82,979,160	107,797,931
France Government Bond OAT 0.100%, 07/25/21 (EUR) (a)	17,229,550	21,603,348
0.100%, 03/01/25 (EUR) (a)	48,922,720	62,060,349
0.250%, 07/25/24 (EUR) (a)	10,450,082	13,536,079
1.100%, 07/25/22 (EUR) (a)	74,241,288	98,951,648
1.850%, 07/25/27 (EUR) (a)	27,043,813	40,145,006
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (a)	92,640,995	142,225,910
0.125%, 03/22/26 (GBP) (a)	69,318,208	108,853,521

Total Foreign Government (Cost $665,172,742)		694,858,282

Short-Term Investments—51.0%

Mutual Funds—35.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.920% (b)	315,848,819	315,848,819
Dreyfus Treasury Cash Management Fund, Institutional Class, 0.900% (b)	295,601,127	295,601,127
State Street Institutional Liquid Reserves Fund, Institutional Class, 1.209% (b)	87,582,421	87,582,421

Mutual Funds—(Continued)
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.936% (b)	268,547,033	268,547,033
UBS Select Treasury Preferred Fund, Institutional Class, 0.890% (b)	334,888,717	334,888,717

		1,302,468,117

U.S. Treasury—15.8%
U.S. Treasury Bills 1.055%, 11/30/17 (c) (d)	53,459,000	53,372,332
1.068%, 12/07/17 (c) (d)	5,452,000	5,442,155
1.100%, 12/14/17 (c) (d)	19,537,000	19,499,067
1.109%, 03/01/18 (c)	296,745,000	295,357,100
1.115%, 02/15/18 (c)	11,811,000	11,762,811
1.115%, 03/08/18 (c)	13,864,000	13,794,997
1.130%, 01/25/18 (c) (d)	1,764,000	1,758,112
1.130%, 02/01/18 (c)	177,766,000	177,124,412
1.140%, 02/08/18 (c)	4,716,000	4,697,749
1.140%, 03/15/18 (c) (d)	3,929,000	3,908,260

		586,716,995

Total Short-Term Investments (Cost $1,889,134,379)		1,889,185,112

Total Investments—95.6% (Cost $3,499,631,135)		3,539,998,273
Other assets and liabilities (net)—4.4%		162,766,352

Net Assets—100.0%		$3,702,764,625

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2017.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $7,299,842.
(EUR)—	Euro
(GBP)—	British Pound

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	13,619	Citibank N.A.	12/20/17	$14,355	$(217)
CHF	15,710	Citibank N.A.	12/20/17	16,393	(84)
CHF	15,890	Citibank N.A.	12/20/17	16,586	(90)
CHF	15,902	Citibank N.A.	12/20/17	16,978	(469)
CHF	27,238	Citibank N.A.	12/20/17	28,391	(114)
CHF	27,238	Citibank N.A.	12/20/17	28,966	(689)
CHF	36,319	Citibank N.A.	12/20/17	37,975	(270)
CHF	40,858	Citibank N.A.	12/20/17	43,026	(609)
CHF	54,477	Citibank N.A.	12/20/17	57,137	(582)
CHF	54,477	Citibank N.A.	12/20/17	57,548	(992)

BHFTI-41

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	63,557	Citibank N.A.	12/20/17	$67,376	$(1,394)
CHF	81,715	Citibank N.A.	12/20/17	85,787	(954)
EUR	7,330,690	Citibank N.A.	12/20/17	8,654,300	47,545
GBP	4,889,163	Citibank N.A.	12/20/17	6,567,378	(191)
GBP	5,460,000	Citibank N.A.	12/20/17	7,395,757	(61,814)

Contracts to Deliver
CAD	1,006,000	Citibank N.A.	12/20/17	802,437	(4,218)
CAD	86,491	Citibank N.A.	12/20/17	68,672	(680)
CAD	82,131	Citibank N.A.	12/20/17	66,461	605
CAD	57,694	Citibank N.A.	12/20/17	47,197	936
CAD	54,141	Citibank N.A.	12/20/17	43,430	18
CAD	46,990	Citibank N.A.	12/20/17	38,730	1,052
CAD	41,222	Citibank N.A.	12/20/17	33,013	(40)
CAD	37,934	Citibank N.A.	12/20/17	30,132	(285)
CAD	37,513	Citibank N.A.	12/20/17	30,040	(40)
CAD	36,884	Citibank N.A.	12/20/17	29,752	177
CHF	29,000	Citibank N.A.	12/20/17	30,234	128
EUR	76,704,824	Citibank N.A.	12/20/17	92,075,946	1,024,007
EUR	55,229,707	Citibank N.A.	12/20/17	66,098,498	538,450
EUR	51,136,549	Citibank N.A.	12/20/17	61,211,115	509,822
EUR	51,136,549	Citibank N.A.	12/20/17	61,334,225	632,933
EUR	45,197,255	Citibank N.A.	12/20/17	54,780,748	1,129,654
EUR	35,795,584	Citibank N.A.	12/20/17	43,389,823	898,918
EUR	21,504,478	Citibank N.A.	12/20/17	25,495,183	(31,561)
EUR	21,475,117	Citibank N.A.	12/20/17	25,580,204	88,313
EUR	20,454,620	Citibank N.A.	12/20/17	24,588,407	307,889
GBP	190,465,296	Citibank N.A.	12/20/17	246,584,590	(9,250,869)
GBP	5,460,000	Citibank N.A.	12/20/17	7,076,243	(257,700)
HKD	7,817,000	Citibank N.A.	12/20/17	1,002,596	(45)
HKD	7,495,000	Citibank N.A.	12/20/17	961,609	269
HKD	1,118,000	Citibank N.A.	12/20/17	143,400	—
HKD	295,238	Citibank N.A.	12/20/17	37,834	(35)
HKD	294,064	Citibank N.A.	12/20/17	37,689	(29)
HKD	293,870	Citibank N.A.	12/20/17	37,667	(26)
HKD	293,023	Citibank N.A.	12/20/17	37,552	(32)
HKD	292,625	Citibank N.A.	12/20/17	37,500	(34)
HKD	279,634	Citibank N.A.	12/20/17	35,859	(8)
HKD	147,546	Citibank N.A.	12/20/17	18,914	(11)
HKD	10,000	Citibank N.A.	12/20/17	1,284	1
JPY	48,883,393	Citibank N.A.	12/20/17	450,370	14,294
JPY	44,520,581	Citibank N.A.	12/20/17	408,286	11,129
JPY	44,331,136	Citibank N.A.	12/20/17	403,338	7,871
JPY	31,489,530	Citibank N.A.	12/20/17	288,198	7,288
JPY	22,349,953	Citibank N.A.	12/20/17	205,508	6,130
JPY	18,894,407	Citibank N.A.	12/20/17	174,656	6,103

Net Unrealized Depreciation					$(4,380,550)

BHFTI-42

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	10/03/17	34	USD	1,768,000	$137,404
Aluminum Futures	10/20/17	17	USD	884,803	67,157
Aluminum Futures	10/25/17	36	USD	1,875,699	147,194
Aluminum Futures	10/27/17	22	USD	1,146,750	86,296
Aluminum Futures	12/14/17	16	USD	839,080	2,241
Aluminum Futures	12/18/17	1,341	USD	70,385,737	(143,849)
Aluminum Futures	12/27/17	50	USD	2,626,800	(50,822)
Amsterdam Index Futures	10/20/17	77	EUR	9,772,260	195,055
Australian 10 Year Treasury Bond Futures	12/15/17	1,075	AUD	107,125,496	(1,786,231)
CAC 40 Index Futures	10/20/17	447	EUR	28,140,404	712,534
Canada Government Bond 10 Year Futures	12/18/17	1,050	CAD	113,856,942	(2,116,321)
Copper Futures	12/27/17	1,207	USD	89,167,125	(2,201,008)
Cotton No. 2 Futures	12/06/17	40	USD	1,369,000	(3,826)
DAX Index Futures	12/15/17	67	EUR	25,335,985	541,863
Euro Stoxx 50 Index Futures	12/15/17	1,864	EUR	78,781,508	1,718,275
Euro-Bund Futures	12/07/17	5,478	EUR	1,042,451,238	(7,478,609)
FTSE 100 Index Futures	12/15/17	944	GBP	92,715,201	(105,346)
FTSE JSE Top 40 Index Futures	12/21/17	424	ZAR	15,701,662	(84,721)
FTSE MIB Index Futures	12/15/17	41	EUR	5,483,498	112,095
Hang Seng Index Futures	10/30/17	5	HKD	880,581	(2,947)
IBEX 35 Index Futures	10/20/17	74	EUR	9,035,557	13,469
Japanese Government 10 Year Bond Futures	12/13/17	298	JPY	398,171,962	(1,885,322)
KOSPI 200 Index Futures	12/14/17	469	KRW	32,517,975	604,387
Lean Hogs Futures	12/14/17	673	USD	16,138,540	630,674
Live Cattle Futures	12/29/17	40	USD	1,844,000	45,504
MSCI Taiwan Index Futures	10/30/17	135	USD	5,193,450	(1,480)
Nickel Futures	10/03/17	13	USD	812,409	83,077
Nickel Futures	10/20/17	6	USD	375,570	29,753
Nickel Futures	10/25/17	8	USD	501,000	24,339
Nickel Futures	12/14/17	5	USD	314,526	(22,687)
Nickel Futures	12/18/17	522	USD	32,853,114	(4,261,214)
Russell 2000 Index Mini Futures	12/15/17	1,078	USD	80,467,310	4,008,305
S&P 500 Index E-Mini Futures	12/15/17	6,528	USD	821,255,040	13,287,573
S&P Midcap 400 Index E-Mini Futures	12/15/17	537	USD	96,429,090	3,561,941
S&P TSX 60 Index Futures	12/14/17	343	CAD	50,509,173	2,363,058
SGX CNX Nifty Index Futures	10/26/17	1,044	USD	20,468,664	(186,853)
SPI 200 Index Futures	12/21/17	321	AUD	35,678,977	(257,209)
Soybean Meal Futures	12/14/17	475	USD	15,000,500	245,370
Soybean Oil Futures	12/14/17	84	USD	1,654,128	(3,154)
Sugar No. 11 Futures	02/28/18	1,508	USD	23,814,336	(1,050,928)
TOPIX Index Futures	12/07/17	809	JPY	120,424,350	6,615,937
U.S. Treasury Note 10 Year Futures	12/19/17	10,070	USD	1,261,896,875	(12,512,005)
United Kingdom Long Gilt Bond Futures	12/27/17	908	GBP	150,727,204	(3,801,721)
Zinc Futures	10/03/17	13	USD	1,041,706	138,174
Zinc Futures	10/20/17	7	USD	556,369	76,272
Zinc Futures	10/27/17	2	USD	158,712	20,241
Zinc Futures	12/14/17	1	USD	79,141	4,213
Zinc Futures	12/18/17	513	USD	40,603,950	372,607
Zinc Futures	12/27/17	21	USD	1,660,249	15,898

Futures Contracts—Short
Aluminum Futures	10/03/17	(34)	USD	(1,768,000)	(135,086)
Aluminum Futures	10/20/17	(17)	USD	(884,803)	(65,764)
Aluminum Futures	10/25/17	(36)	USD	(1,875,699)	(145,987)
Aluminum Futures	10/27/17	(22)	USD	(1,146,750)	(89,885)
Aluminum Futures	12/14/17	(16)	USD	(839,080)	(1,483)

BHFTI-43

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	12/18/17	(163)	USD	(8,555,463)	$235,318
Aluminum Futures	12/27/17	(50)	USD	(2,626,800)	43,915
Nickel Futures	10/03/17	(13)	USD	(812,409)	(79,376)
Nickel Futures	10/20/17	(6)	USD	(375,570)	(29,380)
Nickel Futures	10/25/17	(8)	USD	(501,000)	(23,876)
Nickel Futures	12/14/17	(5)	USD	(314,526)	20,513
Nickel Futures	12/18/17	(30)	USD	(1,888,110)	155,312
Zinc Futures	10/03/17	(13)	USD	(1,041,706)	(137,736)
Zinc Futures	10/20/17	(7)	USD	(556,369)	(75,311)
Zinc Futures	10/27/17	(2)	USD	(158,712)	(20,055)
Zinc Futures	12/14/17	(1)	USD	(79,141)	(4,085)
Zinc Futures	12/18/17	(71)	USD	(5,619,650)	(56,387)
Zinc Futures	12/27/17	(21)	USD	(1,660,249)	(19,453)

Net Unrealized Depreciation					$(2,524,153)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
10/30/17	Citibank N.A.	Brent Crude Futures	USD	35,971,496	$714,844	$—	$714,844
10/30/17	Merrill Lynch International	Brent Crude Futures	USD	39,815,380	1,130,210	—	1,130,210
12/18/17	Bank of America N.A.	Canada Government Bond 10 Year Futures	CAD	23,179,716	(360,101)	—	(360,101)
11/10/17	Citibank N.A.	Coffee “C” Futures	USD	8,227,290	(1,024,478)	—	(1,024,478)
11/10/17	Merrill Lynch International	Coffee “C” Futures	USD	15,705,553	(1,924,172)	—	(1,924,172)
10/05/17	Merrill Lynch International	Commodity Excess-Return Index (a)	USD	349,652,930	(4,535,157)	—	(4,535,157)
11/24/17	Citibank N.A.	Corn No. 2 Futures	USD	44,569,963	(2,934,663)	—	(2,934,663)
11/24/17	Merrill Lynch International	Corn No. 2 Futures	USD	41,208,700	(2,841,700)	—	(2,841,700)
11/10/17	Citibank N.A.	Cotton No. 2 Futures	USD	6,176,465	(358,215)	—	(358,215)
11/10/17	Merrill Lynch International	Cotton No. 2 Futures	USD	1,340,280	(73,955)	—	(73,955)
10/19/17	Citibank N.A.	Crude Oil Futures	USD	32,424,070	1,574,790	—	1,574,790
10/19/17	Merrill Lynch International	Crude Oil Futures	USD	31,968,350	2,133,850	—	2,133,850
12/07/17	Bank of America N.A.	Euro-Bund Futures	EUR	91,748,994	(919,925)	—	(919,925)
11/30/17	Citibank N.A.	Gold 100 oz. Futures	USD	76,818,604	2,196,596	—	2,196,596
11/30/17	Merrill Lynch International	Gold 100 oz. Futures	USD	44,290,360	1,063,080	—	1,063,080
10/30/17	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	373,183,591	(234,816)	—	(234,816)
10/30/17	Goldman Sachs & Co.	Hang Seng China Enterprises Index Futures	HKD	134,465,673	(111,011)	—	(111,011)
10/30/17	Bank of America N.A.	Hang Seng Index Futures	HKD	78,549,470	(16,862)	—	(16,862)
10/30/17	Goldman Sachs & Co.	Hang Seng Index Futures	HKD	26,161,442	(2,841)	—	(2,841)
10/18/17	Bank of America N.A.	Ibovespa Futures	BRL	54,081,392	1,299,089	—	1,299,089
12/13/17	Bank of America N.A.	Japanese Government 10 Year Bond Futures	JPY	15,561,198,800	(667,841)	—	(667,841)
12/14/17	Merrill Lynch International	Lean Hogs Futures	USD	3,932,743	167,837	—	167,837
12/01/17	Merrill Lynch International	Live Cattle Futures	USD	41,269,986	1,095,914	—	1,095,914
12/27/17	Bank of America N.A.	Long Gilt Futures	GBP	70,700,957	(2,277,727)	—	(2,277,727)
10/30/17	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	19,472,323	(83,443)	—	(83,443)
10/30/17	Goldman Sachs & Co.	MSCI Taiwan Stock Index Futures	USD	3,430,715	(6,885)	—	(6,885)
10/30/17	Citibank N.A.	NY Harbor ULSD Futures	USD	21,815,934	609,966	—	609,966

BHFTI-44

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements—(Continued)

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
10/30/17	Merrill Lynch International	NY Harbor ULSD Futures	USD	17,097,515	$691,165	$—	$691,165
10/27/17	Citibank N.A.	Natural Gas Futures	USD	47,932,420	(632,310)	—	(632,310)
10/27/17	Merrill Lynch International	Natural Gas Futures	USD	26,605,300	(294,050)	—	(294,050)
10/30/17	Citibank N.A.	RBOB Gasoline Futures	USD	19,360,270	(182,356)	—	(182,356)
10/30/17	Merrill Lynch International	RBOB Gasoline Futures	USD	16,569,554	69,124	—	69,124
11/30/17	Citibank N.A.	Silver Futures	USD	21,789,438	(444,158)	—	(444,158)
11/30/17	Merrill Lynch International	Silver Futures	USD	20,500,030	(488,830)	—	(488,830)
10/27/17	Citibank N.A.	Soybean Futures	USD	33,874,209	885,966	—	885,966
10/27/17	Merrill Lynch International	Soybean Futures	USD	21,712,488	605,675	—	605,675
11/24/17	Citibank N.A.	Soybean Meal Futures	USD	7,405,604	205,176	—	205,176
11/24/17	Merrill Lynch International	Soybean Meal Futures	USD	6,186,630	129,370	—	129,370
11/24/17	Citibank N.A.	Soybean Oil Futures	USD	17,760,527	237,961	—	237,961
11/24/17	Merrill Lynch International	Soybean Oil Futures	USD	9,149,910	184,098	—	184,098
02/15/18	Citibank N.A.	Sugar No. 11 Futures	USD	1,656,077	(61,085)	—	(61,085)
02/15/18	Merrill Lynch International	Sugar No. 11 Futures	USD	523,443	(18,099)	—	(18,099)
12/15/17	Bank of America N.A.	Swiss Market Index Futures	CHF	41,164,807	582,293	—	582,293
12/19/17	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	831,444,535	(8,392,035)	—	(8,392,035)
11/24/17	Citibank N.A.	Wheat Futures	USD	10,798,526	(858,788)	—	(858,788)
11/24/17	Citibank N.A.	Wheat Futures	USD	29,156,251	(1,902,651)	—	(1,902,651)
11/24/17	Merrill Lynch International	Wheat Futures	USD	2,395,213	(225,738)	—	(225,738)
11/24/17	Merrill Lynch International	Wheat Futures	USD	8,066,144	(513,131)	—	(513,131)

Totals					$(16,810,019)	$—	$(16,810,019)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of September 30, 2017:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$42,308,005	12.1%
Copper Comex	30,419,805	8.7%
Brent Crude	26,923,276	7.7%
Corn No. 2 Yellow	25,524,664	7.3%
Natural Gas	25,175,011	7.2%
WTI Crude	23,426,746	6.7%
Soybean	19,580,564	5.6%
LME Primary Aluminum	19,230,911	5.5%
Silver	14,335,770	4.1%
NY Harbor ULSD Futures	13,986,117	4.0%
Live Cattle	13,636,464	3.9%
RBOB Gasoline	12,587,505	3.6%
Wheat	12,237,853	3.5%
Zinc	11,188,894	3.2%
Soybean Meal	10,139,935	2.9%
Soybean Oil	9,090,976	2.6%
LME Primary Nickel	9,090,976	2.6%
Sugar No. 11	8,042,017	2.3%
Coffee “C”	7,342,712	2.1%
Lean Hogs	6,643,406	1.9%
Cotton No. 2	4,545,488	1.3%
KC Hard Red Winter Wheat	4,195,835	1.2%

BHFTI-45

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$955,954,879	$—	$955,954,879
Total Foreign Government*	—	694,858,282	—	694,858,282
Short-Term Investments
Mutual Funds	1,302,468,117	—	—	1,302,468,117
U.S. Treasury	—	586,716,995	—	586,716,995
Total Short-Term Investments	1,302,468,117	586,716,995	—	1,889,185,112
Total Investments	$1,302,468,117	$2,237,530,156	$—	$3,539,998,273

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,233,532	$—	$5,233,532
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,614,082)	—	(9,614,082)
Total Forward Contracts	$—	$(4,380,550)	$—	$(4,380,550)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$36,315,964	$—	$—	$36,315,964
Futures Contracts (Unrealized Depreciation)	(38,840,117)	—	—	(38,840,117)
Total Futures Contracts	$(2,524,153)	$—	$—	$(2,524,153)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$15,577,004	$—	$15,577,004
OTC Swap Contracts at Value (Liabilities)	—	(32,387,023)	—	(32,387,023)
Total OTC Swap Contracts	$—	$(16,810,019)	$—	$(16,810,019)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-46

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—55.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—55.3%
Consumer Discretionary Select Sector SPDR Fund (a)	1,722,245	$155,139,830
Consumer Staples Select Sector SPDR Fund (a)	2,535,939	136,889,987
Energy Select Sector SPDR Fund	1,385,355	94,869,110
Financial Select Sector SPDR Fund (a)	9,339,060	241,508,092
Health Care Select Sector SPDR Fund (a)	2,109,513	172,410,498
Industrial Select Sector SPDR Fund (a)	2,443,819	173,511,149
iShares 1-3 Year Credit Bond ETF (b)	4,618,949	486,606,277
iShares Core MSCI EAFE ETF (b)	124,461	7,986,662
iShares Core U.S. Aggregate Bond ETF (a) (b)	3,049,604	334,206,102
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,858,200	467,729,586
iShares Intermediate Credit Bond ETF (a) (b)	1,173,627	129,286,750
iShares MSCI EAFE Fund (a) (b)	5,482,655	375,452,214
iShares MSCI Japan Fund (a) (b)	744,558	41,479,326
iShares U.S. Real Estate ETF (a) (b)	1,833,604	146,468,288
Materials Select Sector SPDR Fund (a)	1,102,186	62,604,165
Powershares QQQ Trust - Series 1 (a)	2,167,013	315,192,041
Real Estate Select Sector SPDR Fund (a)	1,299,492	41,895,622
Technology Select Sector SPDR Fund (a)	3,193,938	188,761,736
Utilities Select Sector SPDR Fund (a)	1,071,224	56,828,433
Vanguard Short-Term Corporate Bond ETF	1,458,405	116,861,993
Vanguard Total Bond Market ETF	4,769,518	390,909,695

Total Mutual Funds (Cost $3,648,961,920)		4,136,597,556

Short-Term Investments—40.0%

Mutual Fund—1.7%
SSGA USD Liquidity Fund, S2 Shares, 1.144% (c)	129,697,716	129,697,716

Repurchase Agreement—38.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $2,862,562,129 on 10/02/17, collateralized by $2,900,075,000 U.S. Government Agency Obligations with rates ranging from 1.125% - 7.250%, maturity dates ranging from 08/31/21 - 11/30/22, with a value of $2,919,796,921.	2,862,533,503	2,862,533,503

Total Short-Term Investments (Cost $2,992,231,219)		2,992,231,219

Securities Lending Reinvestments (d)—12.7%

Certificates of Deposit—7.2%
ABN AMRO Bank NV Zero Coupon, 01/08/18	13,931,457	13,950,860

Certificates of Deposit—(Continued)
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (e)	10,000,000	9,999,080
1.457%, 1M LIBOR + 0.220%, 10/19/17 (e)	15,500,000	15,500,589
Bank of China, Ltd. 1.540%, 10/23/17	10,000,000	10,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (e)	10,000,000	10,001,930
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (e)	40,000,000	40,018,560
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (e)	12,000,000	12,001,416
Branch Banking & Trust Co. 1.140%, 10/04/17	12,000,000	11,999,988
China Construction Bank 1.440%, 10/11/17	23,000,000	23,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	14,000,000	14,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	12,000,000	12,001,188
Credit Industriel et Commercial 1.384%, 1M LIBOR + 0.150%, 02/16/18 (e)	8,999,629	9,000,342
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (e)	30,000,000	30,002,100
1.494%, 1M LIBOR + 0.260%, 10/16/17 (e)	12,000,000	12,000,576
1.495%, 1M LIBOR + 0.120%, 10/11/17 (e)	16,000,000	16,000,464
DNB Bank ASA New York 1.120%, 10/05/17	10,000,000	9,999,970
Industrial & Commercial Bank of China, Ltd. 1.440%, 10/16/17	25,000,000	24,999,925
KBC Bank NV
Zero Coupon, 11/22/17	34,875,224	34,940,850
1.380%, 10/27/17	5,000,000	5,000,550
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (e)	19,000,000	19,000,475
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (e)	17,500,000	17,499,790
1.494%, 1M LIBOR + 0.260%, 10/18/17 (e)	7,500,000	7,500,255
1.515%, 1M LIBOR + 0.280%, 10/11/17 (e)	20,000,000	20,000,460
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (e)	18,500,000	18,506,475

BHFTI-47

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (e)	10,500,000	$10,500,441
1.486%, 1M LIBOR + 0.250%, 10/13/17 (e)	4,000,000	4,000,148
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (e)	10,000,000	9,999,550
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	25,000,000	25,002,050
Standard Chartered plc 1.460%, 02/02/18	7,500,000	7,501,897
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (e)	10,300,000	10,301,071
1.462%, 3M LIBOR + 0.150%, 02/08/18 (e)	15,800,000	15,799,273
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (e)	5,000,000	5,000,370
1.404%, 1M LIBOR + 0.170%, 02/16/18 (e)	6,000,000	6,000,258
1.406%, 1M LIBOR + 0.170%, 11/13/17 (e)	7,600,000	7,600,616
1.488%, 1M LIBOR + 0.250%, 10/26/17 (e)	12,500,000	12,501,250
1.495%, 1M LIBOR + 0.260%, 10/11/17 (e)	4,000,000	4,000,152
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (e)	18,700,000	18,704,507

		533,837,426

Commercial Paper—2.8%
Atlantic Asset Securitization LLC 1.330%, 12/11/17	33,889,462	33,914,490
Fairway Finance Co. LLC 1.354%, 1M LIBOR + 0.120%, 12/18/17 (e)	4,999,618	5,000,320
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (e)	25,000,000	25,001,350
1.386%, 1M LIBOR + 0.150%, 11/13/17 (e)	11,000,000	11,000,506
Macquarie Bank, Ltd., London 1.350%, 11/13/17	14,953,875	14,976,510
Ridgefield Funding Co. LLC
1.350%, 11/17/17	10,663,845	10,687,736
1.350%, 11/20/17	13,952,225	13,974,520
1.431%, 1M LIBOR + 0.200%, 03/07/18 (e)	8,000,000	8,000,000
Sheffield Receivables Co. 1.370%, 12/07/17	43,517,110	43,540,875
Starbird Funding Corp. 1.340%, 11/17/17	6,977,071	6,988,317

Commercial Paper—(Continued)
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (e)	35,000,000	35,008,120

		208,092,744

Master Demand Notes—0.4%
Natixis Financial Products LLC 1.390%, OBFR + 0.230%, 10/02/17 (e)	5,000,000	5,000,000
1.410%, OBFR + 0.250%, 10/02/17 (e)	27,500,000	27,500,000

		32,500,000

Repurchase Agreements—2.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $13,222,109 on 10/02/17, collateralized by $21,987,672 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $13,485,371.	13,220,952	13,220,952
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $15,243,675 on 01/02/18, collateralized by various Common Stock with a value of $16,500,001.	15,000,000	15,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,900,302 on 10/02/17, collateralized by $2,953,880 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,958,001.	2,900,000	2,900,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $44,988,070 on 01/02/18, collateralized by $240,946 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $49,741,211.	44,750,000	44,750,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $1,000,086 on 10/02/17, collateralized by $959,293 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,020,778.	1,000,000	1,000,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $30,107,000 on 10/06/17, collateralized by $28,778,780 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $30,623,330.	30,000,000	30,000,000

BHFTI-48

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $5,613,121 on 01/02/18, collateralized by various Common Stock with a value of $6,050,000.	5,500,000	$5,500,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $53,005,212 on 10/02/17, collateralized by $131,748,040 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $54,065,322.	53,000,000	53,000,000
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $2,004,340 on 10/02/17, collateralized by $90,095 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $2,218,722.	2,000,000	2,000,000

		167,370,952

Time Deposits—0.1%
Credit Agricole S.A. 1.080%, 10/02/17	600,000	600,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	1,200,000	1,200,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	800,000	800,000

Time Deposits—(Continued)
Standard Chartered plc 1.200%, 10/02/17	800,000	800,000

		3,400,000

Total Securities Lending Reinvestments (Cost $945,125,146)		945,201,122

Total Investments—108.0% (Cost $7,586,318,285)		8,074,029,897
Other assets and liabilities (net)—(8.0)%		(597,830,471)

Net Assets—100.0%		$7,476,199,426

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $928,444,652 and the collateral received consisted of cash in the amount of $944,930,469. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2017.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	56,247,000	Goldman Sachs International	12/20/17	$58,959,119	$(566,260)
CHF	55,590,000	UBS AG	12/20/17	58,147,337	(436,542)
DKK	171,649,000	Goldman Sachs International	12/20/17	27,771,989	(382,940)
EUR	197,700,000	Deutsche Bank AG	12/20/17	237,137,987	(2,459,546)
EUR	194,627,000	UBS AG	12/20/17	233,687,796	(2,657,139)
GBP	87,500,000	Deutsche Bank AG	12/20/17	116,376,925	1,154,211
GBP	89,256,000	Goldman Sachs International	12/20/17	118,592,930	1,296,888
HKD	301,422,000	HSBC Bank plc	12/20/17	38,713,227	(51,593)
JPY	4,225,855,000	Deutsche Bank AG	12/20/17	38,462,741	(764,949)
JPY	4,250,349,000	Goldman Sachs International	12/20/17	38,838,211	(921,915)
JPY	18,945,312,000	HSBC Bank plc	12/20/17	171,314,821	(2,308,446)
SEK	362,000,000	HSBC Bank plc	12/20/17	45,687,134	(1,037,908)
SGD	23,561,000	HSBC Bank plc	12/20/17	17,504,029	(119,480)

Contracts to Deliver
CHF	23,010,000	UBS AG	12/20/17	23,965,255	77,409
EUR	15,203,000	Deutsche Bank AG	12/20/17	18,165,913	119,295

Net Unrealized Depreciation					$(9,058,915)

BHFTI-49

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam Index Futures	10/20/17	427	EUR	54,191,622	$1,138,490
CAC 40 Index Futures	10/20/17	3,750	EUR	236,077,214	5,926,149
DAX Index Futures	12/15/17	561	EUR	212,141,603	4,292,668
Euro Stoxx 50 Index Futures	12/15/17	2,122	EUR	89,685,815	2,123,697
FTSE 100 Index Futures	12/15/17	2,583	GBP	253,690,003	(1,488,721)
FTSE MIB Index Futures	12/15/17	272	EUR	36,378,326	930,032
Hang Seng Index Futures	10/30/17	301	HKD	53,011,003	(2,143)
IBEX 35 Index Futures	10/20/17	385	EUR	47,009,319	43,146
MSCI Singapore Index Futures	10/30/17	909	SGD	24,107,984	83,492
Nikkei 225 Index Futures	12/07/17	4,093	JPY	740,577,472	35,647,727
OMX Stockholm 30 Index Futures	10/20/17	2,257	SEK	45,355,311	1,665,614
Russell 2000 Index Mini Futures	12/15/17	4,084	USD	304,850,180	18,800,694
SPI 200 Index Futures	12/21/17	946	AUD	105,147,389	(607,171)
U.S. Treasury Long Bond Futures	12/19/17	1,278	USD	195,294,375	(4,659,017)
U.S. Treasury Note 10 Year Futures	12/19/17	1,760	USD	220,550,000	(3,163,677)
U.S. Treasury Note 2 Year Futures	12/29/17	1,648	USD	355,478,752	(1,295,012)

Futures Contracts—Short
S&P 500 Index E-Mini Futures	12/15/17	(3,102)	USD	(390,247,110)	(4,708,528)
U.S. Treasury Note 5 Year Futures	12/29/17	(3,562)	USD	(418,535,000)	3,783,264
U.S. Treasury Ultra Long Bond Futures	12/19/17	(2,333)	USD	(385,236,625)	11,413,242

Net Unrealized Appreciation					$69,923,946

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
1.000%	Quarterly	10/19/17	UBS AG	MSCI Switzerland Net Return Index	CHF	114,177,238	$1,991,326	$—	$1,991,326
1.406%	Quarterly	02/28/18	JPMorgan Chase Bank N.A.	S&P GSCI Commodity Index	USD	292,716,450	9,722,830	—	9,722,830

Totals							$11,714,156	$—	$11,714,156

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.140%	Quarterly	06/16/27	USD	294,000,000	$(4,020,956)	$4,257	$(4,025,213)
Pay	3M LIBOR	2.150%	Quarterly	06/20/27	USD	312,000,000	(4,011,649)	4,518	(4,016,167)
Pay	3M LIBOR	2.160%	Quarterly	06/22/27	USD	322,000,000	(3,856,130)	4,663	(3,860,793)
Pay	3M LIBOR	2.170%	Quarterly	06/19/27	USD	330,000,000	(3,658,334)	4,778	(3,663,112)
Pay	3M LIBOR	2.190%	Quarterly	06/14/27	USD	334,000,000	(3,081,504)	4,836	(3,086,340)
Pay	3M LIBOR	2.205%	Quarterly	06/15/27	USD	305,000,000	(2,412,849)	4,416	(2,417,265)
Pay	3M LIBOR	2.370%	Quarterly	07/10/27	USD	326,000,000	2,106,205	5,138	2,101,067

Totals							$(18,935,217)	$32,606	$(18,967,823)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone

BHFTI-50

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,136,597,556	$—	$—	$4,136,597,556
Short-Term Investments
Mutual Fund	129,697,716	—	—	129,697,716
Repurchase Agreement	—	2,862,533,503	—	2,862,533,503
Total Short-Term Investments	129,697,716	2,862,533,503	—	2,992,231,219
Total Securities Lending Reinvestments*	—	945,201,122	—	945,201,122
Total Investments	$4,266,295,272	$3,807,734,625	$—	$8,074,029,897

Collateral for Securities Loaned (Liability)	$—	$(944,930,469)	$—	$(944,930,469)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,647,803	$—	$2,647,803
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,706,718)	—	(11,706,718)
Total Forward Contracts	$—	$(9,058,915)	$—	$(9,058,915)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$85,848,215	$—	$—	$85,848,215
Futures Contracts (Unrealized Depreciation)	(15,924,269)	—	—	(15,924,269)
Total Futures Contracts	$69,923,946	$—	$—	$69,923,946
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,101,067	$—	$2,101,067
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(21,068,890)	—	(21,068,890)
Total Centrally Cleared Swap Contracts	$—	$(18,967,823)	$—	$(18,967,823)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$11,714,156	$—	$11,714,156

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-51

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—85.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Acosta, Inc. 7.750%, 10/01/22 (144A) (a)	490,000	$352,800
Clear Channel International B.V. 8.750%, 12/15/20 (144A) (a)	1,233,000	1,291,568
MDC Partners, Inc. 6.500%, 05/01/24 (144A)	802,000	808,015

		2,452,383

Aerospace/Defense—1.2%
Arconic, Inc.
5.125%, 10/01/24	1,820,000	1,936,662
5.900%, 02/01/27	313,000	345,395
5.950%, 02/01/37	130,000	137,857
6.750%, 01/15/28	512,000	593,920
KLX, Inc. 5.875%, 12/01/22 (144A)	1,770,000	1,854,429
Kratos Defense & Security Solutions, Inc. 7.000%, 05/15/19	142,000	145,373
TransDigm, Inc.
6.000%, 07/15/22	1,181,000	1,225,287
6.375%, 06/15/26	125,000	128,048
6.500%, 07/15/24 (a)	1,167,000	1,204,927
6.500%, 05/15/25	645,000	664,350

		8,236,248

Airlines—0.2%
Continental Airlines Pass-Through Trust 6.125%, 04/29/18	900,000	919,125
Virgin Australia Pass-Through Trust 7.125%, 10/23/18 (144A)	635,264	656,291

		1,575,416

Apparel—0.0%
Levi Strauss & Co. 3.375%, 03/15/27 (EUR)	100,000	121,414
SMCP Group SAS 5.875%, 05/01/23 (EUR)	135,000	173,518

		294,932

Auto Manufacturers—0.4%
Fiat Chrysler Automobiles NV 3.750%, 03/29/24 (EUR)	100,000	128,651
General Motors Financial Co., Inc. 5.750%, 09/30/27 (b)	520,000	538,850
Jaguar Land Rover Automotive plc 2.200%, 01/15/24 (EUR)	100,000	119,195
Navistar International Corp. 8.250%, 11/01/21	384,000	385,440
Tesla, Inc. 5.300%, 08/15/25 (144A) (a)	834,000	813,150
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	522,619

		2,507,905

Auto Parts & Equipment—0.4%
Adient Global Holdings, Ltd. 3.500%, 08/15/24 (EUR)	100,000	$122,327
Allison Transmission, Inc. 5.000%, 10/01/24 (144A)	36,000	37,363
Faurecia 3.625%, 06/15/23 (EUR)	200,000	249,381
FTE Verwaltungs GmbH 9.000%, 07/15/20 (EUR)	100,000	122,209
Gestamp Funding Luxembourg S.A. 3.500%, 05/15/23 (EUR)	100,000	123,656
Grupo-Antolin Irausa S.A. 3.250%, 04/30/24 (EUR)	100,000	121,440
HP Pelzer Holding GmbH 4.125%, 04/01/24 (EUR)	175,000	213,203
IHO Verwaltungs GmbH
2.750%, 3.500% PIK, 09/15/21 (EUR) (c)	200,000	242,881
3.250%, 4.000% PIK, 09/15/23 (EUR) (c)	200,000	245,533
3.750%, 4.500% PIK, 09/15/26 (EUR) (c)	150,000	187,479
4.125%, 4.875% PIK, 09/15/21 (144A) (a) (c)	455,000	462,962
4.500%, 5.25% PIK, 09/15/23 (144A) (c)	200,000	203,500
4.750%, 5.500% PIK, 09/15/26 (144A) (c)	270,000	275,062
LKQ Italia Bondco S.p.A. 3.875% , 04/01/24 (EUR)	200,000	259,699
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	150,000	158,250

		3,024,945

Banks—2.8%
Allied Irish Banks plc 4.125%, 5Y EUR Swap + 3.950%, 11/26/25 (EUR) (b)	225,000	285,207
Banco BPM S.p.A.
2.750%, 07/27/20 (EUR)	400,000	495,897
4.250%, 01/30/19 (EUR)	100,000	123,891
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (d)	400,000	142,419
4.750%, 01/15/18 (EUR) (d)	1,000,000	356,047
Bank of America Corp.
5.125%, 3M USD LIBOR + 3.387%, 06/17/19 (b)	690,000	704,683
6.100%, 3M USD LIBOR + 3.898%, 03/17/25 (b)	589,000	649,372
6.250%, 3M USD LIBOR + 3.705%, 09/05/24 (b)	1,160,000	1,278,900
6.500%, 3M USD LIBOR + 4.174%, 10/23/24 (b)	1,027,000	1,161,152
Bank of Ireland 4.250%, 5Y EUR Swap + 3.550%, 06/11/24 (EUR) (b)	320,000	398,510
Bankia S.A.
3.375%, 5Y EUR Swap + 3.350%, 03/15/27 (EUR) (b)	100,000	123,052
4.000%, 5Y EUR Swap + 3.166%, 05/22/24 (EUR) (b)	300,000	369,256

BHFTI-52

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
CaixaBank S.A. 3.500%, 5Y EUR Swap + 3.350%, 02/15/27 (EUR) (b)	200,000	$250,070
CIT Group, Inc.
5.000%, 08/01/23	550,000	592,625
5.800%, 3M USD LIBOR + 3.972%, 06/15/22 (b)	1,134,000	1,177,942
6.000%, 04/01/36	1,550,000	1,643,000
Citigroup, Inc.
5.950%, 3M USD LIBOR + 4.095%, 08/15/20 (b)	425,000	447,844
6.125%, 3M USD LIBOR + 4.478%, 11/15/20 (b)	375,000	401,250
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	130,376
Hongkong & Shanghai Banking Corp., Ltd. (The) 1.500%, 3M USD LIBOR + 0.000% 10/27/17 (b)	100,000	82,920
HSH Nordbank AG 7.250%, 12/30/17	90,000	25,200
Intesa Sanpaolo S.p.A. 6.625%, 09/13/23 (EUR)	200,000	293,295
JPMorgan Chase & Co.
5.000%, 3M USD LIBOR + 3.320%, 07/01/19 (a) (b)	350,000	355,950
5.300%, 3M USD LIBOR + 3.800%, 05/01/20 (b)	2,335,000	2,434,237
6.100%, 3M USD LIBOR + 3.330%, 10/01/24 (b)	1,127,000	1,243,915
6.125%, 3M USD LIBOR + 3.330%, 04/30/24 (b)	243,000	267,604
Morgan Stanley 5.550%, 3M USD LIBOR + 3.810%, 07/15/20 (b)	345,000	359,447
National Westminster Bank plc 1.625%, 11/28/17 (b)	100,000	84,690
Royal Bank of Scotland Group plc 8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	238,000	263,882
UniCredit S.p.A.
4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	200,000	254,256
5.750%, 5Y EUR Swap + 4.100%, 10/28/25 (EUR) (b)	150,000	196,587
6.950%, 10/31/22 (EUR)	200,000	288,913
Wells Fargo & Co.
5.875%, 3M USD LIBOR + 3.990%, 06/15/25 (b)	1,655,000	1,842,015
5.900%, 3M USD LIBOR + 3.110%, 06/15/24 (a) (b)	760,000	827,450

		19,551,854

Building Materials—0.6%
BMBG Bond Finance SCA 3.000%, 06/15/21 (EUR)	100,000	121,736

Building Materials—(Continued)
CPG Merger Sub LLC 8. 000%, 10/01/21 (144A)	1,130,000	1,166,725
Masonite International Corp. 5.625%, 03/15/23 (144A)	779,000	815,262
Norbord, Inc. 6.250%, 04/15/23 (144A) (a)	540,000	591,300
Ply Gem Industries, Inc. 6.500%, 02/01/22	527,000	548,897
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	112,000	119,034
Titan Global Finance plc 3.500%, 06/17/21 (EUR)	100,000	126,463
USG Corp.
4.875%, 06/01/27 (144A)	569,000	593,894
5.500%, 03/01/25 (144A)	239,000	255,730

		4,339,041

Chemicals—2.8%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A) (a)	1,475,000	1,500,812
Axalta Coating Systems Dutch Holding B.V. 3.750%, 01/15/25 (EUR)	100,000	124,377
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A) (a)	459,000	478,508
Blue Cube Spinco, Inc.
9.750%, 10/15/23	775,000	941,625
10.000%, 10/15/25 (a)	520,000	635,050
CF Industries, Inc.
4.950%, 06/01/43	321,000	297,728
5.150%, 03/15/34	225,000	224,438
7.125%, 05/01/20	300,000	333,000
Chemours Co. (The)
5.375%, 05/15/27	637,000	660,887
6.625%, 05/15/23	448,000	476,560
7.000%, 05/15/25	301,000	333,358
Hexion, Inc. 10.375%, 02/01/22 (144A) (a)	448,000	430,080
Huntsman International LLC 4.875%, 11/15/20	890,000	942,287
5.125%, 11/15/22	46,000	49,450
INEOS Finance plc 4.000%, 05/01/23 (EUR)	132,000	161,276
INEOS Group Holdings S.A. 5.375%, 08/01/24 (EUR)	200,000	252,926
Inovyn Finance plc 6.250%, 05/15/21 (EUR)	120,000	146,976
Kronos International, Inc. 3.750%, 09/15/25 (EUR)	100,000	120,081
LANXESS AG 4.500%, 5Y EUR Swap + 4.510%, 12/06/76 (EUR) (b)	75,000	97,584
Momentive Performance Materials, Inc. 3.880%, 10/24/21	2,658,000	2,687,105
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	641,000	649,012
5.250%, 06/01/27 (144A)	286,000	288,860

BHFTI-53

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Platform Specialty Products Corp. 6.500%, 02/01/22 (144A)	3,939,000	$4,081,789
10.375%, 05/01/21 (144A)	148,000	161,320
PQ Corp. 6.750%, 11/15/22 (144A)	874,000	946,105
PSPC Escrow Corp. 6.000%, 02/01/23 (EUR)	138,000	171,202
Solvay Finance S.A. 5.118%, 5Y EUR Swap + 4.889%, 06/02/21 (EUR) (b)	200,000	265,856
Tronox Finance LLC 7.500%, 03/15/22 (144A)	156,000	164,385
Tronox Finance plc 5.750%, 10/01/25 (144A)	253,000	259,325
Venator Finance S.a.r.l. / Venator Materials LLC 5.750%, 07/15/25 (144A)	352,000	366,080
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	295,000	312,700
WR Grace & Co. 5.125%, 10/01/21 (144A)	1,044,000	1,132,740

		19,693,482

Coal—1.1%
CONSOL Energy, Inc. 5.875%, 04/15/22	6,804,000	6,872,040
Peabody Energy Corp.
6.000%, 03/31/22 (144A)	91,000	93,958
6.375%, 03/31/25 (144A)	248,000	254,820
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25 (144A)	545,000	562,712

		7,783,530

Commercial Services—4.0%
AA Bond Co., Ltd. 2.750%, 07/31/23 (GBP)	100,000	132,875
ADT Corp. (The)
3.500%, 07/15/22	465,000	465,000
4.125%, 06/15/23	346,000	352,055
4.875%, 07/15/32 (144A)	1,283,000	1,199,605
6.250%, 10/15/21	1,248,000	1,386,684
APX Group, Inc.
6.375%, 12/01/19	148,000	151,330
7.625%, 09/01/23 (144A)	86,000	90,408
7.875%, 12/01/22	456,000	495,900
8.750%, 12/01/20	561,000	578,531
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 06/01/22 (144A)	1,127,000	1,142,496
Avis Budget Finance plc 4.125%, 11/15/24 (EUR)	150,000	179,959
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 (144A)	1,002,000	1,012,020
Brand Energy & Infrastructure Services, Inc. 8.500%, 07/15/25 (144A)	971,000	1,051,107

Commercial Services—(Continued)
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A)	710,000	753,488
Cognita Financing plc 7.750%, 08/15/21 (GBP)	125,000	174,200
Gartner, Inc. 5.125%, 04/01/25 (144A)	418,000	440,990
GW Honos Security Corp. 8.750%, 05/15/25 (144A)	207,000	220,714
Herc Rentals, Inc.
7.500%, 06/01/22 (144A)	208,000	224,900
7.750%, 06/01/24 (144A)	462,000	501,270
Hertz Corp. (The) 7.625%, 06/01/22 (144A)	403,000	415,594
Hertz Holdings Netherlands B.V. 4.125%, 10/15/21 (EUR)	100,000	119,109
IHS Markit, Ltd. 4.750%, 02/15/25 (144A)	548,000	586,360
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	2,853,000	2,984,951
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	951,000	989,040
La Financiere Atalian SAS 4.000%, 05/15/24 (EUR)	166,000	204,534
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	270,000	290,925
Loxam SAS 3.500%, 05/03/23 (EUR)	224,000	275,891
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (a)	425,000	442,531
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.250%, 05/15/23 (144A)	4,003,000	4,417,551
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A)	377,000	398,678
Service Corp. International 5.375%, 05/15/24	665,000	706,563
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	290,000	297,975
Sotheby’s 5.250%, 10/01/22 (144A)	660,000	676,500
Team Health Holdings, Inc. 6.375%, 02/01/25 (144A)	1,253,000	1,187,217
United Rentals North America, Inc.
4.625%, 10/15/25	908,000	919,350
4.875%, 01/15/28	448,000	450,240
5.750%, 11/15/24 (a)	611,000	648,424
5.875%, 09/15/26	353,000	383,446
Verisure Holding AB 6.000%, 11/01/22 (EUR)	111,838	142,755
WEX, Inc. 4.750%, 02/01/23 (144A)	795,000	814,875

		27,906,041

BHFTI-54

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.7%
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	635,000	$705,199
7.125%, 06/15/24 (144A) (a)	1,583,000	1,748,939
Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 07/15/23 (144A)	400,000	393,000
Riverbed Technology, Inc. 8.875%, 03/01/23 (144A) (a)	1,025,000	976,312
Western Digital Corp. 7.375%, 04/01/23 (144A)	604,000	661,682
10.500%, 04/01/24	648,000	761,400

		5,246,532

Distribution/Wholesale—1.2%
American Tire Distributors, Inc. 10.250%, 03/01/22 (144A)	979,000	1,020,901
Avantor, Inc. 4.750%, 10/01/24 (EUR)	147,000	176,780
6.000%, 10/01/24 (144A)	3,384,000	3,468,600
9.000%, 10/01/25 (144A)	868,000	888,077
Beacon Roofing Supply, Inc. 6.375%, 10/01/23	28,000	29,820
HD Supply, Inc. 5.750%, 04/15/24 (144A)	1,986,000	2,125,020
Rexel S.A. 2.625%, 06/15/24 (EUR)	125,000	150,015
3.500%, 06/15/23 (EUR)	206,000	255,808

		8,115,021

Diversified Financial Services—3.6%
Aircastle, Ltd. 5.500%, 02/15/22	423,000	462,127
7.625%, 04/15/20	48,000	53,460
Alliance Data Systems Corp. 5.375%, 08/01/22 (144A)	1,060,000	1,091,800
5.875%, 11/01/21 (144A)	1,383,000	1,438,320
Ally Financial, Inc. 8.000%, 11/01/31	4,083,000	5,266,662
Arrow Global Finance plc 2.875%, 3M EURIBOR + 2.875%, 04/01/25 (EUR) (b)	100,000	118,344
Blackstone CQP Holdco L.P. 6.000%, 08/18/21 (144A)	533,000	521,007
6.500%, 03/20/21 (144A)	3,261,000	3,293,610
DFC Finance Corp. 12.000%, 11.000% PIK, 06/16/20 (144A) (c)	1,070,967	639,903
FBM Finance, Inc. 8.250%, 08/15/21 (144A)	300,000	321,000
Garfunkelux Holdco 3 S.A. 3.500%, 09/01/23 (EUR) (b)	160,000	188,868
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.000%, 08/01/20	339,000	349,831
6.250%, 02/01/22	655,000	682,837
6.750%, 02/01/24	634,000	668,870

Diversified Financial Services—(Continued)
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.250%, 08/01/22 (144A)	117,000	114,368
Intrum Justitia AB 2.625%, 3M EURIBOR + 2.625%, 07/15/22 (EUR) (b)	100,000	120,111
2.750%, 07/15/22 (EUR)	100,000	119,654
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,447,000	1,454,235
7.375%, 04/01/20 (144A)	305,000	314,531
Jerrold Finco plc 6.125%, 01/15/24 (GBP)	100,000	138,027
6.250%, 09/15/21 (GBP)	100,000	140,137
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.250%, 03/15/22 (144A)	144,000	146,880
5.250%, 10/01/25 (144A)	526,000	521,071
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d) (e)	4,500,000	388,254
4.750%, 01/16/14 (EUR) (d) (e)	2,140,000	184,636
5.375%, 10/17/12 (EUR) (d) (e)	350,000	30,198
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (c)	202,000	242,526
Lincoln Finance, Ltd. 6.875%, 04/15/21 (EUR)	100,000	125,341
Mercury Bondco plc 7.125%, 7.875% PIK, 05/30/21 (EUR) (c)	100,000	122,965
8.250%, 9.000% PIK, 05/30/21 (EUR) (c)	299,000	371,499
Navient Corp. 5.500%, 01/25/23 (a)	343,000	347,287
5.625%, 08/01/33	500,000	431,650
5.875%, 10/25/24 (a)	323,000	327,845
6.125%, 03/25/24	111,000	114,441
6.500%, 06/15/22	174,000	184,548
6.625%, 07/26/21	706,000	755,420
6.750%, 06/25/25	444,000	461,760
7.250%, 09/25/23	436,000	473,605
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	544,000	564,400
7.250%, 12/15/21 (144A)	200,000	208,750
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A) (f)	1,000,000	1,054,800
Springleaf Finance Corp. 6.125%, 05/15/22	170,000	180,039
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 06/01/25 (144A)	514,000	519,140
Viridian Group FinanceCo plc 4.750%, 09/15/24 (GBP)	100,000	133,223

		25,387,980

Electric—1.1%
AES Corp. 4.875%, 05/15/23	413,000	425,390
5.500%, 03/15/24	386,000	401,923

BHFTI-55

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Calpine Corp. 5.250%, 06/01/26 (144A)	507,000	$504,465
5.375%, 01/15/23	209,000	203,545
5.875%, 01/15/24 (144A)	450,000	465,210
6.000%, 01/15/22 (144A)	85,000	87,975
ContourGlobal Power Holdings S.A. 5.125%, 06/15/21 (EUR)	200,000	247,551
Dynegy, Inc. 7.375%, 11/01/22 (a)	761,000	792,391
8.125%, 01/30/26 (144A)	397,000	408,910
Enel S.p.A. 5.000%, 5Y EUR Swap + 3.648%, 01/15/75 (EUR) (b)	250,000	320,286
6.625%, 5Y GBP Swap + 4.089%, 09/15/76 (GBP) (b)	100,000	151,085
7.750%, 5Y GBP Swap + 5.662%, 09/10/75 (GBP) (b)	100,000	153,061
Gas Natural Fenosa Finance B.V. 4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (b)	200,000	255,273
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	407,000	415,649
NRG Energy, Inc. 6.625%, 03/15/23	100,000	103,375
6.625%, 01/15/27	1,515,000	1,586,963
7.875%, 05/15/21 (a)	428,000	440,305
NRG Yield Operating LLC 5.375%, 08/15/24 (a)	507,000	532,350
Origin Energy Finance, Ltd. 4.000%, 5Y EUR Swap + 3.670%, 09/16/74 (EUR) (b)	100,000	123,542
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (b)	105,000	127,264
Talen Energy Supply LLC 6.500%, 06/01/25	208,000	158,600
Viridian Power & Energy, Ltd. 4.000%, 09/15/25 (EUR)	110,000	130,317

		8,035,430

Electrical Components & Equipment—0.0%
Belden, Inc. 5.500%, 04/15/23 (EUR)	7,000	8,687
Senvion Holding GmbH 3.875%, 10/25/22 (EUR)	104,000	124,663

		133,350

Electronics—0.2%
Allegion U.S. Holding Co., Inc. 5.750%, 10/01/21	257,000	264,402
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	416,000	498,588
Trionista TopCo GmbH 6.875%, 04/30/21 (EUR)	211,000	258,633

Electronics—(Continued)
TTM Technologies, Inc. 5.625%, 10/01/25 (144A)	317,000	320,764

		1,342,387

Energy - Alternate Sources—0.1%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A)	533,000	562,315
TerraForm Power Operating LLC 6.375%, 02/01/23 (144A)	458,000	476,320

		1,038,635

Engineering & Construction—0.3%
Engility Corp. 8.875%, 09/01/24	502,000	550,945
New Enterprise Stone & Lime Co., Inc. 10.125%, 04/01/22 (144A)	384,000	413,760
SPIE S.A. 3.125%, 03/22/24 (EUR)	100,000	123,523
Swissport Financing S.a.r.l.
6.750%, 12/15/21 (EUR)	100,000	125,577
9.750%, 12/15/22 (EUR)	270,000	344,629
Tutor Perini Corp. 6.875%, 05/01/25 (144A) (a)	331,000	359,135
Weekley Homes LLC / Weekley Finance Corp. 6.625%, 08/15/25 (144A)	282,000	272,835
WFS Global Holding SAS 9.500%, 07/15/22 (EUR)	100,000	128,760

		2,319,164

Entertainment—1.2%
Codere Finance 2 Luxembourg S.A. 6.750%, 11/01/21 (EUR)	100,000	123,755
CPUK Finance, Ltd. 4.250%, 08/28/22 (GBP)	100,000	136,331
4.875%, 08/28/25 (GBP)	100,000	136,094
Eldorado Resorts, Inc. 6.000%, 04/01/25	298,000	312,900
GLP Capital L.P. / GLP Financing II, Inc. 5.375%, 11/01/23	114,000	124,830
5.375%, 04/15/26	180,000	196,425
International Game Technology plc 4.750%, 02/15/23 (EUR)	150,000	197,637
Jacobs Entertainment, Inc. 7.875%, 02/01/24 (144A)	142,000	153,005
Lions Gate Entertainment Corp. 5.875%, 11/01/24 (144A) (a)	212,000	222,600
Scientific Games International, Inc. 7.000%, 01/01/22 (144A)	1,829,000	1,941,026
10.000%, 12/01/22	2,453,000	2,716,698
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	810,000	824,175
5.500%, 04/15/27 (144A)	793,000	812,825
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	182,000	249,087

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (d) (g) (h)	294,455	$0
WMG Acquisition Corp. 4.125%, 11/01/24 (EUR)	100,000	125,293

		8,272,681

Environmental Control—0.4%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 (144A)	549,000	573,705
Bilbao Luxembourg S.A. 10.500%, 12/01/18 (EUR) (c)	273,132	324,041
CD&R Waterworks Merger Sub LLC 6.125%, 08/15/25 (144A)	381,000	391,001
Paprec Holding S.A. 5.250%, 04/01/22 (EUR)	109,000	134,706
Tervita Escrow Corp. 7.625%, 12/01/21 (144A)	968,000	980,100
Wrangler Buyer Corp. 6.000%, 10/01/25 (144A)	252,000	256,410

		2,659,963

Food—1.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 5.750%, 03/15/25	318,000	279,840
6.625%, 06/15/24 (a)	253,000	236,239
B&G Foods, Inc. 5.250%, 04/01/25	293,000	300,325
Casino Guichard Perrachon S.A. 4.498%, 03/07/24 (EUR)	300,000	396,117
4.561%, 01/25/23 (EUR)	400,000	532,717
5.976%, 05/26/21 (EUR)	100,000	138,744
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A)	757,000	825,130
FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 08/15/26 (144A)	218,000	226,720
Iceland Bondco plc 4.625%, 03/15/25 (GBP)	100,000	130,989
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.750%, 06/15/25 (144A)	1,110,000	1,105,837
5.875%, 07/15/24 (144A)	348,000	348,870
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 (144A)	39,000	40,658
Pilgrim’s Pride Corp. 5.750%, 03/15/25 (144A)	401,000	414,032
5.875%, 09/30/27 (144A)	434,000	443,222
Post Holdings, Inc. 5.000%, 08/15/26 (144A)	1,446,000	1,442,385
5.500%, 03/01/25 (144A)	236,000	244,850
5.750%, 03/01/27 (144A)	262,000	269,860
WhiteWave Foods Co. (The) 5.375%, 10/01/22	465,000	523,622

		7,900,157

Food Service—0.1%
Aramark Services, Inc. 4.750%, 06/01/26	410,000	431,689
5.000%, 04/01/25 (144A)	7,000	7,446
5.125%, 01/15/24	60,000	63,675

		502,810

Forest Products & Paper—0.1%
Mercer International, Inc. 6.500%, 02/01/24	272,000	282,880
Sappi Papier Holding GmbH 4.000%, 04/01/23 (EUR)	100,000	124,690
Stora Enso Oyj 2.500%, 06/07/27 (EUR)	100,000	118,236

		525,806

Gas—0.2%
NGL Energy Partners L.P. / NGL Energy Finance Corp. 5.125%, 07/15/19	225,000	225,000
6.875%, 10/15/21	506,000	506,000
7.500%, 11/01/23	624,000	620,880

		1,351,880

Healthcare - Products—0.9%
Alere, Inc. 6.375%, 07/01/23 (144A)	281,000	302,778
6.500%, 06/15/20	269,000	273,371
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	1,839,000	1,760,842
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 4.875%, 04/15/20 (144A)	155,000	154,225
5.500%, 04/15/25 (144A) (a)	1,018,000	918,745
5.625%, 10/15/23 (144A)	340,000	317,475
5.750%, 08/01/22 (144A)	154,000	150,535
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625%, 05/15/22 (144A) (a)	2,451,000	2,401,980
Sterigenics-Nordion Holdings LLC 6.500%, 05/15/23 (144A) (a)	241,000	250,640

		6,530,591

Healthcare - Services—5.7%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	155,000	160,487
5.625%, 02/15/23	799,000	838,950
6.500%, 03/01/24	159,000	170,726
Air Medical Group Holdings, Inc. 6.375%, 05/15/23 (144A)	171,000	164,588
Centene Corp. 4.750%, 05/15/22	816,000	851,700
4.750%, 01/15/25	955,000	990,812
5.625%, 02/15/21 (a)	923,000	960,105
6.125%, 02/15/24	90,000	97,313

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare - Services—(Continued)
CHS/Community Health Systems, Inc. 5.125%, 08/01/21	420,000	$414,750
6.250%, 03/31/23	1,896,000	1,862,820
7.125%, 07/15/20 (a)	1,130,000	1,019,825
8.000%, 11/15/19	380,000	370,025
DaVita, Inc. 5.000%, 05/01/25	194,000	191,389
5.125%, 07/15/24	455,000	456,137
Eagle Holding Co. II LLC 7.625%, 8.375% PIK, 05/15/22 (144A) (c)	622,000	645,325
Envision Healthcare Corp. 5.125%, 07/01/22 (144A)	365,000	378,688
5.625%, 07/15/22 (a)	1,694,000	1,765,995
6.250%, 12/01/24 (144A) (a)	672,000	720,720
HCA, Inc. 4.500%, 02/15/27	1,263,000	1,291,417
4.750%, 05/01/23	73,000	77,015
5.000%, 03/15/24	2,498,000	2,660,370
5.250%, 04/15/25 (a)	903,000	976,369
5.250%, 06/15/26	1,080,000	1,163,700
5.375%, 02/01/25	1,980,000	2,086,425
5.500%, 06/15/47	2,242,000	2,323,272
5.875%, 03/15/22	765,000	847,237
5.875%, 05/01/23	642,000	698,175
5.875%, 02/15/26	903,000	969,596
6.500%, 02/15/20	580,000	631,475
7.500%, 02/15/22	1,024,000	1,174,723
HealthSouth Corp. 5.750%, 11/01/24	321,000	329,426
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 05/15/19	578,000	580,240
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	529,000	554,127
Molina Healthcare, Inc. 4.875%, 06/15/25 (144A)	252,000	248,220
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A)	1,685,000	1,811,375
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	696,000	731,670
SP Finco LLC 6.750%, 07/01/25 (144A)	644,000	605,360
Surgery Center Holdings, Inc. 8.875%, 04/15/21 (144A)	329,000	345,450
Synlab Bondco plc 6.250%, 07/01/22 (EUR)	155,000	195,153
Synlab Unsecured Bondco plc 8.250%, 07/01/23 (EUR)	100,000	129,307
Tenet Healthcare Corp. 4.625%, 07/15/24 (144A)	435,000	431,068
5.125%, 05/01/25 (144A) (a)	235,000	231,769
6.000%, 10/01/20	1,981,000	2,111,172
6.750%, 06/15/23 (a)	2,319,000	2,226,240
7.000%, 08/01/25 (144A) (a)	717,000	673,980
7.500%, 01/01/22 (144A) (a)	348,000	368,445
8.125%, 04/01/22 (a)	1,448,000	1,473,340

Healthcare - Services—(Continued)
WellCare Health Plans, Inc. 5.250%, 04/01/25 (a)	204,000	214,710

		40,221,181

Holding Companies - Diversified—0.0%
ProGroup AG 5.125%, 05/01/22 (EUR)	131,000	162,393

Home Builders—0.9%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	793,000	828,685
CalAtlantic Group, Inc. 5.250%, 06/01/26	441,000	456,435
6.625%, 05/01/20	110,000	121,495
K Hovnanian Enterprises, Inc. 10.000%, 07/15/22 (144A)	134,000	138,690
10.500%, 07/15/24 (144A) (a)	238,000	249,305
Lennar Corp. 4.125%, 01/15/22 (a)	286,000	295,295
4.750%, 04/01/21	42,000	44,205
4.750%, 11/15/22	459,000	485,392
4.875%, 12/15/23	344,000	363,780
Mattamy Group Corp. 6.500%, 10/01/25 (144A)	408,000	418,200
6.875%, 12/15/23 (144A)	249,000	260,049
Meritage Homes Corp. 5.125%, 06/06/27	247,000	247,618
PulteGroup, Inc. 6.000%, 02/15/35	583,000	607,777
6.375%, 05/15/33	548,000	594,580
TRI Pointe Group, Inc. 4.875%, 07/01/21	288,000	300,960
5.250%, 06/01/27	231,000	234,754
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	355,000	362,544
5.875%, 06/15/24	297,000	317,790
William Lyon Homes, Inc. 5.875%, 01/31/25	233,000	238,825

		6,566,379

Home Furnishings—0.1%
Tempur Sealy International, Inc. 5.500%, 06/15/26	631,000	646,775

Household Products/Wares—0.2%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	81,000	84,038
Diamond BC B.V. 5.625%, 08/15/25 (EUR)	100,000	119,963
Prestige Brands, Inc. 6.375%, 03/01/24 (144A)	395,000	424,625
Spectrum Brands, Inc. 4.000%, 10/01/26 (EUR)	100,000	122,274
5.750%, 07/15/25	504,000	536,760

		1,287,660

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—1.2%
Alliant Holdings Intermediate LLC 8.250%, 08/01/23 (144A)	2,125,000	$2,246,741
Ardonagh Midco 3 plc 8.375%, 07/15/23 (GBP)	200,000	277,380
Ardonagh Midco 3 plc 8.625%, 07/15/23 (144A)	1,028,000	1,081,970
Assicurazioni Generali S.p.A. 5.500%, 3M Euribor + 5.350%, 10/27/47 (EUR) (b)	100,000	136,901
6.416%, 3M GBP LIBOR + 2.200%, 02/08/22 (GBP) (b)	100,000	145,725
7.750%, 3M Euribor + 7.113%, 12/12/42 (EUR) (b)	200,000	295,616
AssuredPartners, Inc. 7.000%, 08/15/25 (144A)	123,000	125,921
BNP Paribas Cardif S.A. 4.032%, 3M Euribor + 3.930%, 11/25/25 (EUR) (b)	100,000	128,210
Credit Agricole Assurances S.A. 4.500%, 5Y EUR Swap + 4.350%, 10/14/25 (EUR) (b)	100,000	130,259
Ethias S.A. 5.000%, 01/14/26 (EUR)	100,000	129,950
Groupama S.A. 6.000%, 01/23/27 (EUR)	100,000	145,819
6.375%, 3M Euribor + 5.770%, 05/28/24 (EUR) (b)	100,000	136,935
HUB International, Ltd. 7.875%, 10/01/21 (144A)	2,003,000	2,085,624
MGIC Investment Corp. 5.750%, 08/15/23	211,000	232,100
Old Mutual plc 8.000%, 06/03/21 (GBP)	100,000	153,773
Pension Insurance Corp. plc 6.500%, 07/03/24 (GBP)	100,000	145,811
Radian Group, Inc. 4.500%, 10/01/24	464,000	473,280
5.250%, 06/15/20	238,000	248,710
7.000%, 03/15/21	41,000	46,535
USIS Merger Sub, Inc. 6.875%, 05/01/25 (144A)	145,000	147,719

		8,514,979

Internet—1.3%
Netflix, Inc. 3.625%, 05/15/27 (EUR)	100,000	119,975
4.375%, 11/15/26 (144A) (a)	1,496,000	1,501,146
5.375%, 02/01/21	100,000	107,250
5.500%, 02/15/22	4,000	4,360
Symantec Corp. 5.000%, 04/15/25 (144A)	383,000	400,476
TIBCO Software, Inc. 11.375%, 12/01/21 (144A)	1,841,000	2,015,895
United Group B.V. 4.375%, 07/01/22 (EUR)	126,000	152,644

Internet—(Continued)
United Group B.V. 4.375%, 3M EURIBOR + 4.375%, 07/01/23 (EUR) (b)	132,000	157,599
Zayo Group LLC / Zayo Capital, Inc. 5.750%, 01/15/27 (144A)	1,580,000	1,674,800
6.000%, 04/01/23	1,859,000	1,963,569
6.375%, 05/15/25	868,000	935,383

		9,033,097

Investment Company Security—0.0%
Nidda BondCo GmbH 5.000%, 09/30/25 (EUR)	100,000	120,367

Iron/Steel—0.9%
ArcelorMittal 3.125%, 01/14/22 (EUR)	100,000	128,521
7.250%, 03/01/41	452,000	535,055
7.500%, 10/15/39	158,000	189,600
Big River Steel LLC / BRS Finance Corp. 7.250%, 09/01/25 (144A)	413,000	438,193
Ovako AB 5.000%, 10/05/22 (EUR)	100,000	120,601
Signode Industrial Group Lux S.A. / Signode Industrial Group U.S., Inc. 6.375%, 05/01/22 (144A) (a)	1,035,000	1,073,813
Steel Dynamics, Inc. 4.125%, 09/15/25 (144A)	450,000	453,654
5.000%, 12/15/26	120,000	128,100
5.125%, 10/01/21	1,155,000	1,188,206
5.250%, 04/15/23	619,000	643,760
5.500%, 10/01/24	140,000	149,800
thyssenkrupp AG 1.375%, 03/03/22 (EUR)	225,000	269,438
United States Steel Corp. 8.375%, 07/01/21 (144A)	824,000	910,520

		6,229,261

Leisure Time—0.2%
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 (EUR)	100,000	124,218
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A)	321,000	329,827
5.375%, 04/15/23 (144A) (a)	536,000	555,457
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	725,000	727,501

		1,737,003

Lodging—1.6%
Caesars Entertainment Resort Properties LLC 8.000%, 10/01/20	2,016,000	2,061,360
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 (144A)	1,380,000	1,380,000
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	176,000	179,520

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Melco Resorts Finance, Ltd. 4.875%, 06/06/25 (144A)	435,000	$437,080
MGM Resorts International 5.250%, 03/31/20 (a)	627,000	663,836
6.000%, 03/15/23 (a)	608,000	670,320
6.625%, 12/15/21	2,166,000	2,436,750
6.750%, 10/01/20	778,000	857,745
7.750%, 03/15/22 (a)	575,000	671,312
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	100,000	125,042
Station Casinos LLC 5.000%, 10/01/25 (144A)	203,000	203,487
7.500%, 03/01/21	1,264,000	1,311,400
TVL Finance plc 5.155%, 3M GBP LIBOR + 4.875%, 05/15/23 (GBP) (b)	100,000	134,733

		11,132,585

Machinery - Construction & Mining—0.7%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 03/15/24 (144A)	2,366,000	2,546,407
NEW Areva Holding S.A. 4.875%, 09/23/24 (EUR)	200,000	263,351
Terex Corp. 5.625%, 02/01/25 (144A)	849,000	894,634
Vertiv Group Corp. 9.250%, 10/15/24 (144A) (a)	1,366,000	1,536,750

		5,241,142

Machinery - Diversified—0.1%
CNH Industrial Finance Europe S.A. 1.375%, 05/23/22 (EUR)	146,000	175,961
1.750%, 09/12/25 (EUR)	125,000	147,155
SPX FLOW, Inc. 5.625%, 08/15/24 (144A) (a)	225,000	235,688
5.875%, 08/15/26 (144A)	121,000	127,655

		686,459

Media—9.8%
Altice Financing S.A. 6.625%, 02/15/23 (144A)	400,000	424,000
7.500%, 05/15/26 (144A)	2,472,000	2,719,200
Altice Finco S.A. 8.125%, 01/15/24 (144A)	400,000	432,000
Altice Luxembourg S.A. 6.250%, 02/15/25 (EUR)	210,000	269,296
7.250%, 05/15/22 (EUR)	339,000	425,906
7.750%, 05/15/22 (144A)	1,405,000	1,491,056
Altice U.S. Finance I Corp. 5.375%, 07/15/23 (144A)	2,146,000	2,269,395
5.500%, 05/15/26 (144A)	299,000	315,352
AMC Networks, Inc. 4.750%, 08/01/25	824,000	832,240
5.000%, 04/01/24	415,000	428,488

Media—(Continued)
Cablevision Systems Corp. 7.750%, 04/15/18	505,000	518,256
8.000%, 04/15/20 (a)	1,109,000	1,229,604
CBS Radio, Inc. 7.250%, 11/01/24 (144A)	186,000	198,555
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28 (144A)	745,000	742,430
5.125%, 05/01/27 (144A)	5,795,000	5,874,681
5.250%, 09/30/22	26,000	26,780
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21 (144A)	2,672,000	2,718,760
6.375%, 09/15/20 (144A)	179,000	182,804
7.750%, 07/15/25 (144A)	2,190,000	2,419,950
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.200%, 03/15/28 (144A)	180,000	182,143
5.375%, 05/01/47 (144A)	155,000	161,024
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22 (a)	3,958,000	4,072,439
7.625%, 03/15/20	3,610,000	3,564,875
CSC Holdings LLC 5.250%, 06/01/24 (a)	1,275,000	1,289,344
6.625%, 10/15/25 (144A)	687,000	752,265
10.125%, 01/15/23 (144A)	1,581,000	1,824,079
10.875%, 10/15/25 (144A)	3,285,000	4,061,081
DISH DBS Corp. 5.000%, 03/15/23	1,580,000	1,614,562
5.875%, 07/15/22	629,000	668,313
5.875%, 11/15/24	144,000	150,930
7.750%, 07/01/26	2,196,000	2,521,381
iHeartCommunications, Inc. 9.000%, 12/15/19	300,000	226,500
9.000%, 03/01/21	127,000	90,170
9.000%, 09/15/22	894,000	630,270
10.625%, 03/15/23	949,000	669,045
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/24 (144A) (a)	233,000	229,796
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 08/15/23 (144A)	568,000	612,020
NBCUniversal Enterprise, Inc. 5.250%, 03/19/21 (144A)	255,000	272,213
Radiate Holdco LLC / Radiate Finance, Inc. 6.625%, 02/15/25 (144A) (a)	859,000	839,673
SFR Group S.A. 5.375%, 05/15/22 (EUR)	245,000	302,306
6.000%, 05/15/22 (144A)	1,713,000	1,790,085
7.375%, 05/01/26 (144A) (a)	3,776,000	4,078,080
Sirius XM Radio, Inc. 5.000%, 08/01/27 (144A)	290,000	295,800
Sterling Entertainment Enterprises LLC 9.750%, 12/15/19 (e) (g) (h) (i)	2,750,000	2,722,500
TEGNA, Inc. 5.500%, 09/15/24 (144A)	158,000	166,295

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Townsquare Media, Inc. 6.500%, 04/01/23 (144A) (a)	525,000	$532,875
Tribune Media Co. 5.875%, 07/15/22	667,000	693,680
Unitymedia GmbH 3.750%, 01/15/27 (EUR)	100,000	119,238
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 3.500%, 01/15/27 (EUR)	100,000	122,097
4.000%, 01/15/25 (EUR)	284,000	355,380
4.625%, 02/15/26 (EUR)	100,000	128,248
5.000%, 01/15/25 (144A) (a)	445,000	467,806
5.625%, 04/15/23 (EUR)	72,800	90,757
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	1,248,000	1,258,920
UPCB Finance, Ltd. 4.000%, 01/15/27 (EUR)	100,000	124,395
Urban One, Inc. 7.375%, 04/15/22 (144A)	220,000	220,000
Videotron, Ltd. 5.125%, 04/15/27 (144A)	786,000	817,204
Virgin Media Finance plc 5.750%, 01/15/25 (144A)	1,435,000	1,487,019
Virgin Media Receivables Financing Notes I DAC 5.500%, 09/15/24 (GBP)	249,000	341,604
Virgin Media Secured Finance plc 4.875%, 01/15/27 (GBP)	100,000	137,897
5.250%, 01/15/26 (144A)	650,000	676,813
5.500%, 01/15/25 (GBP)	450,000	632,396
6.250%, 03/28/29 (GBP)	100,000	144,887
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/20 (144A)	2,413,000	2,467,292
Ziggo Bond Co. B.V. 7.125%, 05/15/24 (EUR)	150,000	199,373
Ziggo Bond Finance B.V. 5.875%, 01/15/25 (144A)	1,005,000	1,047,713
Ziggo Secured Finance B.V. 4.250%, 01/15/27 (EUR)	100,000	124,694

		69,496,230

Metal Fabricate/Hardware—0.7%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	527,000	571,795
Novelis Corp. 5.875%, 09/30/26 (144A)	2,239,000	2,272,585
6.250%, 08/15/24 (144A)	2,316,000	2,414,893

		5,259,273

Mining—4.0%
Alcoa Nederland Holding B.V. 7.000%, 09/30/26 (144A)	247,000	279,728
Anglo American Capital plc 3.250%, 04/03/23 (EUR)	200,000	262,376
3.500%, 03/28/22 (EUR)	100,000	131,538
4.875%, 05/14/25 (144A) (a)	200,000	212,035

Mining—(Continued)
Constellium NV 6.625%, 03/01/25 (144A) (a)	1,448,000	1,482,390
7.000%, 01/15/23 (EUR)	100,000	125,482
8.000%, 01/15/23 (144A) (a)	955,000	1,009,913
First Quantum Minerals, Ltd. 7.000%, 02/15/21 (144A)	1,380,000	1,419,675
7.250%, 05/15/22 (144A) (a)	431,000	441,236
7.500%, 04/01/25 (144A) (a)	251,000	256,648
Freeport-McMoRan, Inc. 2.375%, 03/15/18	4,623,000	4,623,000
3.100%, 03/15/20	2,417,000	2,421,834
3.550%, 03/01/22	434,000	427,355
3.875%, 03/15/23 (a)	3,211,000	3,162,835
4.000%, 11/14/21	591,000	593,955
5.400%, 11/14/34 (a)	344,000	328,520
5.450%, 03/15/43	2,945,000	2,751,734
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 (144A)	440,000	492,800
Kaiser Aluminum Corp. 5.875%, 05/15/24	286,000	306,020
Kinross Gold Corp. 4.500%, 07/15/27 (144A)	286,000	288,503
6.875%, 09/01/41	160,000	177,600
Nyrstar Netherlands Holdings B.V. 6.875%, 03/15/24 (EUR)	180,000	223,422
Teck Resources, Ltd. 3.750%, 02/01/23	1,146,000	1,160,554
4.500%, 01/15/21	167,000	175,141
5.200%, 03/01/42	1,022,000	1,016,890
5.400%, 02/01/43	886,000	886,266
6.000%, 08/15/40	1,207,000	1,309,595
6.125%, 10/01/35	236,000	264,320
8.500%, 06/01/24 (144A)	1,885,000	2,163,037

		28,394,402

Miscellaneous Manufacturing—1.0%
Bombardier, Inc. 6.125%, 01/15/23 (144A)	701,000	679,620
7.500%, 03/15/25 (144A)	2,103,000	2,101,738
8.750%, 12/01/21 (144A)	1,456,000	1,560,832
Colfax Corp. 3.250%, 05/15/25 (EUR)	134,000	163,808
EnPro Industries, Inc. 5.875%, 09/15/22 (144A)	266,000	277,638
Gates Global LLC / Gates Global Co. 5.750%, 07/15/22 (EUR)	100,000	120,554
6.000%, 07/15/22 (144A)	1,702,000	1,748,805
Koppers, Inc. 6.000%, 02/15/25 (144A) (a)	548,000	589,100

		7,242,095

Office/Business Equipment—0.3%
CDW LLC / CDW Finance Corp. 5.000%, 09/01/25	257,000	269,850
5.500%, 12/01/24	1,439,000	1,602,701

		1,872,551

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—6.9%
Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp. 7.875%, 12/15/24 (144A)	281,000	$303,480
Antero Resources Corp. 5.125%, 12/01/22	234,000	239,265
5.625%, 06/01/23	120,000	125,100
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.000%, 04/01/22 (144A)	696,000	746,460
California Resources Corp. 8.000%, 12/15/22 (144A)	362,000	235,300
Callon Petroleum Co. 6.125%, 10/01/24	730,000	755,550
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23	480,000	487,200
8.250%, 07/15/25	297,000	322,616
Chesapeake Energy Corp. 6.875%, 11/15/20	532,000	547,960
8.000%, 01/15/25 (144A)	627,000	633,270
8.000%, 06/15/27 (144A)	2,593,000	2,567,070
Continental Resources, Inc. 3.800%, 06/01/24 (a)	527,000	508,555
4.900%, 06/01/44	591,000	536,332
Corral Petroleum Holdings AB 11.750%, 13.250% PIK, 05/15/21 (EUR) (c)	100,000	132,312
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	740,000	766,825
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	556,000	572,680
7.750%, 02/15/23 (144A) (a)	516,000	550,830
DEA Finance S.A. 7.500%, 10/15/22 (EUR)	100,000	130,563
Denbury Resources, Inc. 4.625%, 07/15/23	140,000	74,200
5.500%, 05/01/22	446,000	254,778
Diamond Offshore Drilling, Inc. 7.875%, 08/15/25 (a)	218,000	230,535
Diamondback Energy, Inc. 5.375%, 05/31/25 (a)	498,000	519,165
Eclipse Resources Corp. 8.875%, 07/15/23	165,000	167,888
Ensco plc 4.500%, 10/01/24	392,000	325,360
5.200%, 03/15/25	95,000	79,800
EP Energy LLC / Everest Acquisition Finance, Inc. 8.000%, 11/29/24 (144A) (a)	657,000	663,570
9.375%, 05/01/20 (a)	902,000	750,915
Extraction Oil & Gas, Inc. 7.375%, 05/15/24 (144A)	438,000	455,520
Extraction Oil & Gas, Inc. / Extraction Finance Corp. 7.875%, 07/15/21 (144A)	801,000	845,055
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	956,000	961,975

Oil & Gas—(Continued)
Gulfport Energy Corp. 6.000%, 10/15/24	126,000	126,945
6.375%, 05/15/25	142,000	143,775
6.625%, 05/01/23	536,000	542,700
Halcon Resources Corp. 6.750%, 02/15/25 (144A)	2,647,000	2,739,645
Matador Resources Co. 6.875%, 04/15/23	1,351,000	1,430,371
MEG Energy Corp. 6.375%, 01/30/23 (144A) (a)	853,000	744,242
6.500%, 01/15/25 (144A) (a)	1,792,000	1,749,440
7.000%, 03/31/24 (144A)	900,000	771,750
Murphy Oil Corp. 4.700%, 12/01/22	290,000	290,000
6.125%, 12/01/42	163,000	156,480
Newfield Exploration Co. 5.625%, 07/01/24	270,000	289,575
Noble Holding International, Ltd. 4.625%, 03/01/21	30,000	27,600
7.750%, 01/15/24	569,000	504,988
Noble Holding U.S. LLC / Noble Drilling Services 6 LLC / Noble Drilling Holding LLC 7.500%, 03/15/19	325,000	334,750
Oasis Petroleum, Inc. 6.500%, 11/01/21	311,000	317,220
6.875%, 03/15/22	550,000	559,625
6.875%, 01/15/23	119,000	120,785
Parker Drilling Co. 7.500%, 08/01/20 (a)	289,000	256,488
Parsley Energy LLC / Parsley Finance Corp. 5.250%, 08/15/25 (144A)	186,000	189,023
5.375%, 01/15/25 (144A)	767,000	783,299
6.250%, 06/01/24 (144A)	180,000	189,450
PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 06/15/25 (144A)	503,000	514,317
Petroleos Mexicanos 5.375%, 03/13/22 (144A)	94,000	100,434
Precision Drilling Corp. 5.250%, 11/15/24	108,000	99,360
6.500%, 12/15/21 (a)	135,000	136,688
6.625%, 11/15/20 (a)	89,686	90,023
7.750%, 12/15/23 (a)	205,000	209,100
QEP Resources, Inc. 5.375%, 10/01/22 (a)	360,000	353,700
Range Resources Corp. 4.875%, 05/15/25	260,000	256,100
5.000%, 08/15/22 (144A)	217,000	216,729
5.875%, 07/01/22 (144A)	803,000	829,097
Repsol International Finance B.V. 3.875%, 6Y EUR Swap + 3.560%, 03/25/21 (EUR) (b)	100,000	125,848
4.500%, 10Y EUR Swap + 4.200%, 03/25/75 (EUR) (b)	100,000	127,846
Resolute Energy Corp. 8.500%, 05/01/20 (a)	945,000	961,537

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Rowan Cos., Inc. 4.750%, 01/15/24	125,000	$108,750
4.875%, 06/01/22	170,000	159,375
7.375%, 06/15/25 (a)	1,499,000	1,465,272
RSP Permian, Inc. 5.250%, 01/15/25 (144A)	367,000	372,505
6.625%, 10/01/22	764,000	801,245
Sanchez Energy Corp. 6.125%, 01/15/23 (a)	2,101,000	1,796,355
7.750%, 06/15/21	262,000	248,245
Seven Generations Energy, Ltd. 5.375%, 09/30/25 (144A)	795,000	800,962
6.875%, 06/30/23 (144A)	1,259,000	1,334,540
SM Energy Co. 5.000%, 01/15/24	150,000	141,375
5.625%, 06/01/25 (a)	1,233,000	1,171,350
6.500%, 11/15/21 (a)	355,000	358,550
6.500%, 01/01/23 (a)	122,000	122,915
6.750%, 09/15/26	58,000	58,000
Southwestern Energy Co. 7.500%, 04/01/26 (a)	926,000	963,040
7.750%, 10/01/27	287,000	297,763
TOTAL S.A. 3.875%, 5Y EUR Swap + 3.783%, 05/18/22 (EUR) (b)	150,000	194,150
Transocean, Inc. 5.800%, 10/15/22	472,000	463,740
6.000%, 03/15/18	293,000	297,395
6.800%, 03/15/38 (a)	255,000	207,825
9.000%, 07/15/23 (144A)	1,824,000	1,965,360
Tullow Oil plc 6.000%, 11/01/20 (144A)	200,000	198,500
6.000%, 11/01/20	200,000	198,500
6.250%, 04/15/22 (144A) (a)	200,000	194,500
Whiting Petroleum Corp. 5.000%, 03/15/19 (a)	1,957,000	1,957,587
WildHorse Resource Development Corp. 6.875%, 02/01/25 (144A)	316,000	315,605
WPX Energy, Inc. 5.250%, 09/15/24	276,000	276,690
6.000%, 01/15/22	476,000	492,065
7.500%, 08/01/20	121,000	131,588
8.250%, 08/01/23	112,000	125,580

		48,998,386

Oil & Gas Services—0.7%
Pioneer Energy Services Corp. 6.125%, 03/15/22	670,000	566,150
SESI LLC 7.125%, 12/15/21 (a)	205,000	209,100
7.750%, 09/15/24 (144A)	488,000	505,080
Trinidad Drilling, Ltd. 6.625%, 02/15/25 (144A)	935,000	874,225
Weatherford International LLC 6.800%, 06/15/37	232,000	200,680

Oil & Gas Services—(Continued)
Weatherford International, Ltd. 5.950%, 04/15/42	566,000	464,120
6.500%, 08/01/36	402,000	344,715
7.000%, 03/15/38	371,000	330,190
7.750%, 06/15/21 (a)	646,000	671,840
8.250%, 06/15/23 (a)	210,000	216,300
9.875%, 02/15/24 (144A) (a)	393,000	432,300

		4,814,700

Packaging & Containers—2.2%
ARD Finance S.A. 6.625%, 7.375% PIK, 09/15/23 (EUR) (c)	150,000	188,809
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.125%, 05/15/23 (EUR)	125,000	157,119
4.625%, 05/15/23 (144A)	255,000	261,936
4.750%, 07/15/27 (144A) (GBP)	151,000	203,613
4.750%, 07/15/27 (GBP)	100,000	134,843
6.000%, 06/30/21 (144A)	1,239,000	1,273,072
6.000%, 02/15/25 (144A)	2,241,000	2,372,659
6.750%, 05/15/24 (EUR)	250,000	329,431
7.250%, 05/15/24 (144A)	1,822,000	1,998,497
Ball Corp. 4.000%, 11/15/23 (a)	148,000	151,330
4.375%, 12/15/23 (EUR)	109,000	146,850
BWAY Holding Co. 5.500%, 04/15/24 (144A)	1,493,000	1,560,185
Crown European Holdings S.A. 3.375%, 05/15/25 (EUR)	128,000	159,072
4.000%, 07/15/22 (EUR)	180,000	238,053
Horizon Holdings I SAS 7.250%, 08/01/23 (EUR)	100,000	126,031
JH-Holding Finance S.A. 8.250%, 12/01/22 (EUR) (c)	125,000	160,855
Multi-Color Corp. 4.875%, 11/01/25 (144A)	158,000	159,730
OI European Group B.V. 3.125%, 11/15/24 (EUR)	100,000	121,966
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 4.804%, 3M USD LIBOR + 3.500%, 07/15/21 (144A) (b)	10,000	10,200
5.125%, 07/15/23 (144A)	799,000	833,836
5.750%, 10/15/20	1,369,000	1,393,026
6.875%, 02/15/21	93,980	96,329
7.000%, 07/15/24 (144A)	1,880,000	2,002,200
Sealed Air Corp. 4.500%, 09/15/23 (EUR)	203,000	273,299
4.875%, 12/01/22 (144A)	624,000	663,780
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	121,192
Verallia Packaging SASU 5.125%, 08/01/22 (EUR)	275,000	344,053

		15,481,966

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—1.8%
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 5.875%, 10/15/24 (144A) (a)	388,000	$406,430
6.000%, 07/15/23 (144A) (a)	640,000	528,000
6.000%, 02/01/25 (144A) (a)	279,000	225,990
Endo Finance LLC / Endo Finco, Inc. 7.250%, 01/15/22 (144A)	255,000	238,425
Grifols S.A. 3.200%, 05/01/25 (EUR)	196,000	235,591
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.500%, 10/01/24 (144A)	655,000	727,050
Nidda Healthcare Holding AG 3.500%, 09/30/24 (EUR)	100,000	119,490
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	175,000	176,325
5.500%, 03/01/23 (144A)	27,000	23,693
5.625%, 12/01/21 (144A)	1,460,000	1,365,100
5.875%, 05/15/23 (144A)	1,224,000	1,081,710
6.375%, 10/15/20 (144A)	1,643,000	1,647,107
6.500%, 03/15/22 (144A)	766,000	810,045
6.750%, 08/15/21 (144A)	1,032,000	1,012,650
7.000%, 10/01/20 (144A)	1,730,000	1,740,812
7.000%, 03/15/24 (144A)	1,144,000	1,221,323
7.250%, 07/15/22 (144A)	330,000	321,750
7.500%, 07/15/21 (144A)	868,000	865,830
Vizient, Inc. 10.375%, 03/01/24 (144A)	185,000	212,519

		12,959,840

Pipelines—2.9%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 6.125%, 10/15/21	103,000	106,219
6.250%, 10/15/22	1,224,000	1,302,030
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, 09/15/24	140,000	144,900
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27 (144A)	1,420,000	1,462,600
5.875%, 03/31/25	1,174,000	1,263,517
7.000%, 06/30/24	1,160,000	1,322,400
Cheniere Energy Partners L.P. 5.250%, 10/01/25 (144A)	900,000	920,250
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.250%, 04/01/23	85,000	87,656
DCP Midstream Operating L.P. 6.450%, 11/03/36 (144A) (a)	557,000	584,850
6.750%, 09/15/37 (144A) (a)	581,000	620,218
Energy Transfer Equity L.P. 5.500%, 06/01/27	984,000	1,035,660
5.875%, 01/15/24 (a)	993,000	1,066,234
7.500%, 10/15/20	897,000	1,010,246

Pipelines—(Continued)
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.750%, 02/15/21	241,000	241,904
6.500%, 10/01/25	341,000	337,164
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	64,655
NGPL PipeCo LLC 4.375%, 08/15/22 (144A)	443,000	459,613
4.875%, 08/15/27 (144A) (a)	328,000	343,695
7.768%, 12/15/37 (144A)	1,064,000	1,324,680
ONEOK, Inc. 6.000%, 06/15/35	90,000	100,065
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A)	365,000	383,706
6.000%, 01/15/19 (144A)	298,000	308,430
6.850%, 07/15/18 (144A)	92,000	94,990
6.875%, 04/15/40 (144A)	1,285,000	1,426,350
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.500%, 09/15/24 (144A)	610,000	626,775
5.500%, 01/15/28 (144A)	981,000	996,941
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.125%, 02/01/25 (a)	322,000	331,660
5.250%, 05/01/23	38,000	38,760
5.375%, 02/01/27 (a)	193,000	200,961
Williams Cos., Inc. (The) 4.550%, 06/24/24	156,000	161,460
5.750%, 06/24/44 (a)	2,136,000	2,258,820

		20,627,409

Real Estate—0.4%
ADLER Real Estate AG 4.750%, 04/08/20 (EUR)	100,000	124,538
DEMIRE Deutsche Mittelstand Real Estate AG 2.875%, 07/15/22 (EUR)	213,000	256,606
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	401,000	409,020
Realogy Group LLC / Realogy Co-Issuer Corp. 4.500%, 04/15/19 (144A)	174,000	178,568
4.875%, 06/01/23 (144A)	983,000	1,010,033
5.250%, 12/01/21 (144A) (a)	504,000	524,160
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (g) (h)	70,000	0

		2,502,925

Real Estate Investment Trusts—1.7%
CyrusOne L.P. / CyrusOne Finance Corp. 5.000%, 03/15/24 (144A)	950,000	999,875
Equinix, Inc. 2.875%, 10/01/25 (EUR)	199,000	236,205
5.875%, 01/15/26	975,000	1,071,281
ESH Hospitality, Inc. 5.250%, 05/01/25 (144A)	130,000	134,388

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
GEO Group, Inc. (The) 5.125%, 04/01/23	751,000	$760,388
5.875%, 10/15/24	590,000	615,075
6.000%, 04/15/26 (a)	176,000	185,020
iStar, Inc. 4.625%, 09/15/20 (a)	262,000	267,895
5.250%, 09/15/22	260,000	263,900
6.000%, 04/01/22	220,000	227,700
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.500%, 09/01/26 (a)	1,328,000	1,347,920
4.500%, 01/15/28 (144A)	746,000	752,565
5.625%, 05/01/24	2,285,000	2,475,980
SBA Communications Corp. 4.000%, 10/01/22 (144A)	925,000	929,625
4.875%, 09/01/24	363,000	373,436
Starwood Property Trust, Inc. 5.000%, 12/15/21	611,000	637,731
Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC 8.250%, 10/15/23	1,104,000	977,040

		12,256,024

Retail—1.7%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24 (144A)	668,000	670,338
5.000%, 10/15/25 (144A) (a)	3,273,000	3,313,585
Asbury Automotive Group, Inc. 6.000%, 12/15/24	776,000	810,920
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	138,996
Burger King France SAS 5.250%, 3M EURIBOR + 5.250%, 05/01/23 (EUR) (b)	120,000	146,083
6.000%, 05/01/24 (EUR)	119,000	151,518
Dollar Tree, Inc. 5.750%, 03/01/23	1,005,000	1,060,275
Group 1 Automotive, Inc. 5.250%, 12/15/23 (144A)	101,000	102,263
J.C. Penney Corp., Inc. 6.375%, 10/15/36	140,000	99,050
7.400%, 04/01/37	91,000	68,250
8.125%, 10/01/19	100,000	106,750
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 06/01/27 (144A)	360,000	370,800
5.000%, 06/01/24 (144A)	98,000	103,268
5.250%, 06/01/26 (144A)	145,000	153,519
L Brands, Inc. 6.875%, 11/01/35	829,000	804,130
Masaria Investments S.A.U. 4.888%, 09/15/24 (EUR) (b)	100,000	118,482
5.000%, 09/15/24 (EUR)	104,000	124,430
Neiman Marcus Group, Ltd. LLC 8.000%, 10/15/21 (144A)	520,000	270,400

Retail—(Continued)
Penske Automotive Group, Inc. 5.500%, 05/15/26	231,000	238,796
5.750%, 10/01/22	517,000	533,854
PetSmart, Inc. 5.875%, 06/01/25 (144A)	316,000	275,710
Punch Taverns Finance B, Ltd. 7.369%, 09/30/21 (GBP)	54,109	82,505
Punch Taverns Finance plc 5.795%, 3M GBP LIBOR + 5.500%, 10/15/27 (GBP) (b)	259,000	347,060
Rite Aid Corp. 6.125%, 04/01/23 (144A)	549,000	533,216
6.750%, 06/15/21	112,000	115,886
Staples, Inc. 8.500%, 09/15/25 (144A)	565,000	549,462
Stonegate Pub Co. Financing plc 4.875%, 03/15/22 (GBP)	175,000	236,700
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	157,413	237,298
6.464%, 03/30/32 (GBP)	300,000	392,688
Yum! Brands, Inc. 3.875%, 11/01/23 (a)	111,000	110,960

		12,267,192

Semiconductors—0.9%
Advanced Micro Devices, Inc. 7.000%, 07/01/24	149,000	157,567
7.500%, 08/15/22	187,000	211,310
Micron Technology, Inc. 5.250%, 08/01/23 (144A)	862,000	899,066
5.500%, 02/01/25	21,000	22,391
Microsemi Corp. 9.125%, 04/15/23 (144A)	49,000	56,044
NXP B.V. / NXP Funding LLC 3.875%, 09/01/22 (144A)	378,000	394,065
4.125%, 06/15/20 (144A)	537,000	560,494
4.125%, 06/01/21 (144A)	1,149,000	1,202,141
4.625%, 06/15/22 (144A)	220,000	235,400
4.625%, 06/01/23 (144A)	727,000	781,525
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	1,036,000	1,091,996
Sensata Technologies UK Financing Co. plc 6.250%, 02/15/26 (144A)	425,000	465,375

		6,077,374

Software—4.1%
Ascend Learning LLC 6.875%, 08/01/25 (144A)	577,000	608,735
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A) (a)	2,415,000	2,472,356
CDK Global, Inc. 4.875%, 06/01/27 (144A)	948,000	974,070
First Data Corp. 5.750%, 01/15/24 (144A)	4,650,000	4,865,063
7.000%, 12/01/23 (144A)	2,660,000	2,840,348

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	425,000	$480,250
Infor Software Parent LLC / Infor Software Parent, Inc. 7.125%, 7.875% PIK, 05/01/21 (144A) (c)	752,000	765,386
Infor U.S., Inc. 6.500%, 05/15/22	3,831,000	3,972,249
Informatica LLC 7.125%, 07/15/23 (144A)	1,164,000	1,169,820
Nuance Communications, Inc. 5.375%, 08/15/20 (144A) (a)	169,000	171,873
5.625%, 12/15/26 (144A)	150,000	159,000
6.000%, 07/01/24 (a)	425,000	460,190
PTC, Inc. 6.000%, 05/15/24	474,000	510,735
Quintiles IMS, Inc. 3.250%, 03/15/25 (144A) (EUR)	150,000	180,154
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A) (a)	458,000	488,732
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	880,000	900,900
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	3,207,000	3,651,009
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	664,000	688,070
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23	1,113,000	1,174,688
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (EUR)	100,000	125,813
7.500%, 02/01/23 (144A) (a)	500,000	532,500
10.500%, 02/01/24 (144A) (a)	1,569,000	1,680,791

		28,872,732

Storage/Warehousing—0.2%
Mobile Mini, Inc. 5.875%, 07/01/24	1,525,000	1,597,438

Telecommunications—7.7%
Anixter, Inc. 5.625%, 05/01/19	135,000	141,750
CB Escrow Corp. 8.000%, 10/15/25 (144A)	316,000	317,580
CenturyLink, Inc. 6.450%, 06/15/21	1,441,000	1,499,404
6.750%, 12/01/23	656,000	663,602
7.600%, 09/15/39	91,000	80,535
7.650%, 03/15/42	794,000	692,765
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	960,000	940,800
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	621,000	622,553
6.000%, 06/15/25 (144A)	2,000	2,138

Telecommunications—(Continued)
CommScope, Inc. 5.500%, 06/15/24 (144A)	707,000	739,699
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	770,000	697,497
Digicel, Ltd. 6.000%, 04/15/21 (144A)	1,687,000	1,646,748
eircom Finance DAC 4.500%, 05/31/22 (EUR)	100,000	122,917
Frontier Communications Corp. 6.250%, 09/15/21	242,000	198,972
6.875%, 01/15/25 (a)	2,840,000	2,122,900
7.125%, 03/15/19	694,000	687,060
7.125%, 01/15/23 (a)	575,000	441,313
7.625%, 04/15/24	362,000	275,120
8.125%, 10/01/18	322,000	325,220
GTT Communications, Inc. 7.875%, 12/31/24 (144A)	465,000	494,063
Hughes Satellite Systems Corp. 5.250%, 08/01/26	862,000	896,480
6.625%, 08/01/26	96,000	102,720
7.625%, 06/15/21	231,000	262,305
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	884,000	749,190
7.250%, 10/15/20 (a)	694,000	667,975
9.750%, 07/15/25 (144A)	895,000	903,950
Koninklijke KPN NV 6.875%, 5Y GBP Swap + 5.505%, 03/14/73 (GBP) (b)	100,000	148,271
Level 3 Financing, Inc. 5.125%, 05/01/23 (a)	636,000	646,733
5.250%, 03/15/26	2,313,000	2,370,108
5.375%, 01/15/24	323,000	330,671
5.375%, 05/01/25	235,000	241,609
5.625%, 02/01/23	338,000	348,541
Matterhorn Telecom S.A. 3.875%, 05/01/22 (EUR)	175,000	213,523
Nokia Oyj 3.375%, 06/12/22	251,000	253,196
4.375%, 06/12/27	79,000	81,271
6.625%, 05/15/39 (a)	1,078,000	1,244,012
Orange S.A. 4.000%, 5Y EUR Swap + 3.361%, 10/01/21 (EUR) (b)	100,000	128,398
OTE plc 3.500%, 07/09/20 (EUR)	100,000	124,306
SoftBank Group Corp. 4.750%, 09/19/24	300,000	298,454
4.750%, 07/30/25 (EUR)	232,000	303,815
6.000%, 5Y USD ICE Swap + 4.226%, 07/19/23 (b)	690,000	696,210
6.875%, 5Y USD ICE Swap + 4.854%, 07/19/27 (b)	675,000	694,508
Sprint Capital Corp. 6.875%, 11/15/28	2,037,000	2,281,440
6.900%, 05/01/19	580,000	618,425
8.750%, 03/15/32	2,601,000	3,326,029

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	1,168,000	$1,277,500
9.000%, 11/15/18 (144A)	1,148,000	1,233,147
Sprint Corp. 7.125%, 06/15/24	3,499,000	3,936,375
7.250%, 09/15/21	666,000	740,092
7.875%, 09/15/23	2,626,000	3,046,160
T-Mobile USA, Inc. 4.000%, 04/15/22 (a)	472,000	488,765
5.125%, 04/15/25	481,000	502,645
5.375%, 04/15/27 (a)	288,000	310,406
6.000%, 03/01/23	731,000	770,291
6.375%, 03/01/25	146,000	157,198
6.500%, 01/15/24	620,000	660,610
6.836%, 04/28/23	155,000	163,719
Telecom Italia Capital S.A. 6.000%, 09/30/34	2,288,000	2,531,100
6.375%, 11/15/33	588,000	676,935
7.200%, 07/18/36	60,000	74,097
7.721%, 06/04/38	30,000	38,484
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	90,000	161,152
Telecom Italia S.p.A. 3.625%, 01/19/24 (EUR)	100,000	132,798
5.303%, 05/30/24 (144A) (a)	400,000	435,000
5.875%, 05/19/23 (GBP)	100,000	156,180
Telefonaktiebolaget LM Ericsson 1.875%, 03/01/24 (EUR)	110,000	126,853
Telefonica Europe B.V. 3.750%, 5Y EUR Swap + 3.858%, 03/15/22 (EUR) (b)	100,000	124,384
4.200%, 5Y EUR Swap + 3.806%, 12/04/19 (EUR) (b)	300,000	375,346
5.000%, 6Y EUR Swap + 3.804%, 03/31/20 (EUR) (b)	400,000	509,541
Telesat Canada / Telesat LLC 8.875%, 11/15/24 (144A) (a)	1,002,000	1,128,502
Trilogy International Partners LLC / Trilogy International Finance, Inc. 8.875%, 05/01/22 (144A)	248,000	258,540
ViaSat, Inc. 5.625%, 09/15/25 (144A)	420,000	422,646
Wind Acquisition Finance S.A. 4.000%, 07/15/20 (EUR)	407,000	486,036
4.750%, 07/15/20 (144A)	200,000	202,188
6.500%, 04/30/20 (144A) (a)	200,000	207,024
7.375%, 04/23/21 (144A)	1,875,000	1,950,000
Xplornet Communications, Inc. 9.625%, 10.625% PIK, 06/01/22 (144A) (c)	210,000	223,650

		54,152,140

Textiles—0.0%
Springs Industries, Inc. 6.250%, 06/01/21	133,000	137,156

Transportation—0.4%
CMA CGM S.A. 7.750%, 01/15/21 (EUR)	100,000	124,265
Hapag-Lloyd AG 5.125%, 07/15/24 (EUR)	100,000	122,300
Silk Bidco A/S 7.500%, 02/01/22 (EUR)	145,000	178,848
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	640,137
XPO Logistics, Inc. 5.750%, 06/15/21 (EUR)	100,000	122,584
6.125%, 09/01/23 (144A)	79,000	82,456
6.500%, 06/15/22 (144A)	1,281,000	1,345,050

		2,615,640

Trucking & Leasing—0.2%
Park Aerospace Holdings, Ltd. 3.625%, 03/15/21 (144A)	659,000	660,647
4.500%, 03/15/23 (144A)	329,000	328,543
5.250%, 08/15/22 (144A)	312,000	324,480

		1,313,670

Total Corporate Bonds & Notes (Cost $585,716,364)		605,246,588

Floating Rate Loans (j)—7.5%

Aerospace/Defense—0.2%
Accudyne Industries LLC Term Loan, 5.013%, 2M LIBOR + 3.750%, 08/02/24	1,153,000	1,157,324
Sequa Mezzanine Holdings LLC 1st Lien Term Loan, 6.814%, 3M LIBOR + 5.500%, 11/28/21	406,980	411,219
2nd Lien Term Loan, 10.314%, 3M LIBOR + 9.000%, 04/28/22	142,000	145,151

		1,713,694

Air Freight & Logistics—0.1%
Ceva Logistics Canada ULC Term Loan, 6.814%, 3M LIBOR + 5.500%, 03/19/21	52,921	51,333
Ceva Logistics U.S. Holdings, Inc. Term Loan, 6.814%, 3M LIBOR + 5.500%, 03/19/21	507,103	491,890

		543,223

Airlines—0.0%
Northwest Airlines, Inc. Term Loan, 2.682%, 6M LIBOR + 1.230%, 09/10/18 (e) (g) (h)	91,667	90,328
Northwest Airlines, Inc. Term Loan, 2.682%, 6M LIBOR + 1.230%, 09/10/18 (e) (g) (h)	90,833	89,507

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
Northwest Airlines, Inc. Term Loan, 2.682%, 6M LIBOR + 1.230%, 09/10/18 (e) (g) (h)	90,333	$88,509

	272,833	268,344

Chemicals—0.5%
Alpha 3 B.V. Term Loan B1, 4.333%, 3M LIBOR + 3.000%, 01/31/24	289,275	290,782
Ascend Performance Materials Operations LLC Term Loan B, 6.583%, 3M LIBOR + 5.250%, 08/12/22	2,878,454	2,907,238
Tronox Blocked Borrower LLC Term Loan B, 09/22/24	72,860	73,219
Tronox Finance LLC Term Loan B, 09/22/24	168,140	168,967

		3,440,206

Commercial Services—0.2%
Albany Molecular Research, Inc. 1st Lien Term Loan, 4.583%, 3M LIBOR + 3.250%, 08/30/24	353,000	354,710
2nd Lien Term Loan, 8.333%, 3M LIBOR + 7.000%, 08/30/25	59,000	59,903
Element Materials Technology Group U.S. Holdings, Inc. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 06/28/24	62,419	62,991
Garda World Security Corp. Term Loan, 5.315%, 3M LIBOR + 4.000%, 05/24/24	259,208	261,881
Laureate Education, Inc. Term Loan B, 5.735%, 1M LIBOR + 4.500%, 04/26/24	283,575	285,052
Parexel International Corp. Term Loan B, 08/07/24	287,000	289,368

		1,313,905

Computers—0.1%
Tempo Acquisition LLC Term Loan, 4.235%, 1M LIBOR + 3.000%, 05/01/24	538,650	539,772

Electrical Components & Equipment—0.1%
Cortes NP Acquisition Corp. Term Loan B, 5.239%, 1M LIBOR + 4.000%, 11/30/23	701,749	707,012

Environmental Control—0.0%
HD Supply Waterworks, Ltd. Term Loan B, 4.455%, 6M LIBOR + 3.000%, 08/01/24	302,000	303,586

Food—0.0%
Chobani LLC 1st Lien Term Loan, 5.485%, 1M LIBOR + 4.250%, 10/07/23	143,278	144,024

Healthcare - Products—0.4%
DJO Finance LLC Term Loan, 4.486%, 1M LIBOR + 3.250%, 06/08/20	1,199,555	1,199,105
Immucor, Inc. Term Loan B, 6.235%, 1M LIBOR + 5.000%, 06/15/21	1,444,800	1,466,111

		2,665,216

Healthcare - Services—0.1%
Ortho-Clinical Diagnostics S.A. Term Loan B, 5.083%, 3M LIBOR + 3.750%, 06/30/21	85,496	85,861
Surgery Center Holdings, Inc. Term Loan B, 4.490%, 1M LIBOR + 3.250%, 09/02/24	315,000	312,883
Team Health Holdings, Inc. 1st Lien Term Loan, 3.985%, 1M LIBOR + 2.750%, 02/06/24	115,420	113,833

		512,577

Household Products—0.0%
Diamond (BC) B.V. Term Loan, 4.316%, 3M LIBOR + 3.000%, 09/06/24	266,000	265,783

Insurance—0.2%
Alliant Holdings I, Inc. Term Loan B, 4.564%, 3M LIBOR + 3.250%, 08/12/22	309,276	310,900
Asurion LLC 2nd Lien Term Loan, 1M LIBOR + 6.000%, 08/04/25 (k)	541,000	554,271
USI, Inc. Term Loan B, 4.314%, 3M LIBOR + 3.000%, 05/16/24	206,000	205,378

		1,070,549

Internet—0.0%
Ascend Learning LLC Term Loan B, 4.485%, 1M LIBOR + 3.250%, 07/12/24	144,000	144,900

IT Services—0.2%
Applied Systems, Inc. 2nd Lien Term Loan, 8.324%, 3M LIBOR + 7.000%, 09/19/25	65,000	66,869
McAfee, LLC Term Loan B, 09/21/24	630,000	633,701

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

IT Services—(Continued)
Peak 10, Inc. 1st Lien Term Loan, 4.811%, 3M LIBOR + 3.500%, 08/01/24	352,000	$352,843
2nd Lien Term Loan, 8.561%, 3M LIBOR + 7.250%, 08/01/25	148,000	149,172

		1,202,585

Leisure Time—0.0%
Hayward Industries, Inc. 1st Lien Term Loan, 1M LIBOR + 3.500%, 08/05/24	131,000	132,010

Lodging—1.1%
Caesars Entertainment Operating Co. Term Loan B7, 03/01/22 (d)	1,223,170	1,564,128
Caesars Entertainment Resort Properties LLC Term Loan B, 4.735%, 1M LIBOR + 3.500%, 10/11/20	5,637,478	5,655,450
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 4.240%, 1M LIBOR + 3.000%, 04/27/24	269,002	268,806

		7,488,384

Media—1.0%
iHeartCommunications, Inc. Term Loan D, 8.083%, 3M LIBOR + 6.750%, 01/30/19	1,737,630	1,344,926
Information Resources, Inc. 1st Lien Term Loan, 5.487%, 1M LIBOR + 4.250%, 01/18/24	175,120	176,915
Ligado Networks LLC 2nd Lien Term Loan, 12/07/20 (d)	1,270,628	778,259
Term Loan, 12/07/20 (d)	5,129,560	4,826,059

		7,126,159

Miscellaneous Manufacturing—0.1%
Gates Global LLC Term Loan B, 4.583%, 3M LIBOR + 3.250%, 04/01/24	614,641	617,994

Office/Business Equipment—0.4%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.522%, 2M LIBOR + 4.250%, 06/21/24	2,856,840	2,873,721

Oil & Gas—0.7%
BCP Renaissance Parent LLC Term Loan B, 09/19/24	604,000	611,266
California Resources Corp. Second Out Term Loan, 11.609%, 12/31/21	91,745	98,144
Term Loan A, 4.235%, 10/01/19	1,122,231	1,080,147
Chesapeake Energy Corp. Term Loan, 8.814%, 3M LIBOR + 7.500%, 08/23/21	2,106,553	2,271,787

Oil & Gas—(Continued)
CITGO Holding, Inc. Term Loan B, 9.796%, 3M LIBOR + 8.500%, 05/12/18	913,499	922,711

		4,984,055

Oil & Gas Services—0.1%
Weatherford International, Ltd. Term Loan, 3.540%, 1M LIBOR + 2.300%, 07/13/20	635,872	617,193

Retail—0.2%
Neiman Marcus Group, Ltd. LLC Term Loan, 4.481%, 1M LIBOR + 3.250%, 10/25/20	678,518	507,828
Staples, Inc. Term Loan B, 5.310%, 3M LIBOR + 4.000%, 08/06/24	563,000	560,890

		1,068,718

Semiconductors—0.0%
CEVA Intercompany B.V. Term Loan, 6.814%, 3M LIBOR + 5.500%, 03/19/21	356,404	345,712

Software—0.9%
Almonde, Inc. 1st Lien Term Loan, 4.817%, 06/13/24	799,000	803,247
2nd Lien Term Loan, 8.567%, 06/13/25	174,000	177,853
Applied Systems, Inc. 1st Lien Term Loan, 4.574%, 3M LIBOR + 3.250%, 3M LIBOR + 3.250%, 09/19/24	280,000	283,033
BMC Software Finance, Inc. Term Loan, 5.235%, 1M LIBOR + 4.000%, 09/10/22	912,325	918,444
Cypress Intermediate Holdings III, Inc. 2nd Lien Term Loan, 7.985%, 1M LIBOR + 6.750%, 04/27/25	81,000	83,633
Kronos, Inc. 2nd Lien Term Loan, 9.561%, 3M LIBOR + 8.250%, 11/01/24	1,310,000	1,354,867
Project Alpha Intermediate Holding, Inc. Term Loan B, 4.810%, 3M LIBOR + 3.500%, 04/26/24	392,018	384,912
Veritas Bermuda, Ltd. Term Loan B, 5.833%, 3M LIBOR + 4.500%, 01/27/23	2,342,230	2,361,052

		6,367,041

Telecommunications—0.9%
CenturyLink, Inc. Term Loan B, 2.750%, 01/31/25	1,821,000	1,767,996
CSC Holdings LLC 1st Lien Term Loan, 3.484%, 1M LIBOR + 2.250%, 07/17/25	137,954	137,251

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Digicel International Finance, Ltd. Term Loan B, 5.070%, 3M LIBOR + 3.750%, 05/28/24	980,000	$987,657
Intelsat Jackson Holdings S.A. Term Loan B2, 4.071%, 3M LIBOR + 2.750%, 06/30/19	3,443,680	3,436,865

		6,329,769

Transportation—0.0%
CEVA Group plc Letter of Credit, 6.500%, 3M LIBOR + 5.500%, 03/19/21	348,940	336,728

Total Floating Rate Loans (Cost $53,049,687)		53,122,860

Asset-Backed Securities—2.1%

Asset-Backed - Other—2.1%
ALM XIV, Ltd. 4.764%, 3M USD LIBOR + 3.450%, 07/28/26 (144A) (b)	250,000	251,396
AMMC CLO, Ltd. 6.317%, 3M USD LIBOR + 5.000%, 05/26/28 (144A) (b)	500,000	508,741
Anchorage Capital CLO, Ltd. 5.514%, 3M USD LIBOR + 4.200%, 07/28/28 (144A) (b)	1,000,000	1,012,531
Apidos CLO 4.563%, 3M USD LIBOR + 3.250%, 07/22/26 (144A) (b)	550,000	553,098
Ares CLO, Ltd. 8.104%, 3M USD LIBOR + 6.800%, 10/15/26 (144A) (b)	500,000	501,618
8.554%, 3M USD LIBOR + 7.250%, 07/18/28 (144A) (b)	1,000,000	1,016,077
Ballyrock CLO, Ltd. 4.004%, 3M USD LIBOR + 2.700%, 10/15/28 (144A) (b)	1,000,000	1,002,564
Carlyle Global Market Strategies CLO, Ltd. 3.954%, 3M USD LIBOR + 2.650%, 07/15/25 (144A) (b)	500,000	502,710
8.307%, 3M USD LIBOR + 7.000%, 10/20/29 (144A) (b)	750,000	762,113
Cedar Funding CLO, Ltd. 4.618%, 10/17/30 (144A) (b)	270,000	269,992
CIFC Funding, Ltd. 3.213%, 3M USD LIBOR + 1.900%, 07/22/26 (144A) (b)	1,000,000	1,004,460
HPS Loan Management, Ltd. 7.756%, 3M USD LIBOR + 6.450%, 07/19/27 (144A) (b)	800,000	807,963
Madison Park Funding, Ltd. 4.557%, 3M USD LIBOR + 3.250%, 07/20/26 (144A) (b)	250,000	249,588

Asset-Backed - Other—(Continued)
Neuberger Berman CLO, Ltd. 7.754%, 3M USD LIBOR + 6.450%, 01/15/28 (144A) (b)	500,000	501,014
OCP CLO, Ltd. 2.907%, 3M USD LIBOR + 1.600%, 10/20/26 (144A) (b)	500,000	500,281
Octagon Investment Partners 26, Ltd. 6.254%, 3M USD LIBOR + 4.950%, 04/15/27 (144A) (b)	500,000	507,502
Octagon Investment Partners 27, Ltd. 8.404%, 3M USD LIBOR + 7.100%, 07/15/27 (144A) (b)	1,000,000	1,010,029
Octagon Investment Partners, Ltd. 2.994%, 3M USD LIBOR + 1.680%, 10/25/25 (144A) (b)	1,500,000	1,500,469
OneMain Financial Issuance Trust 4.320%, 07/18/25 (144A)	200,000	200,052
Race Point CLO, Ltd. 2.514%, 10/15/30 (144A) (b)	500,000	502,290
Sound Point CLO, Ltd. 5.557%, 3M USD LIBOR + 4.250%, 10/20/28 (144A) (b)	500,000	507,770
Symphony CLO, Ltd. 6.104%, 3M USD LIBOR + 4.800%, 04/15/28 (144A) (b)	250,000	253,635
Westcott Park CLO, Ltd. 5.657%, 3M USD LIBOR + 4.350%, 07/20/28 (144A) (b)	500,000	512,253
8.507%, 3M USD LIBOR + 7.200%, 07/20/28 (144A) (b)	500,000	510,751

Total Asset-Backed Securities (Cost $14,398,947)		14,948,897

Convertible Preferred Stock—1.0%

Entertainment—1.0%
Stars Group, Inc. (The) Zero Coupon, 12/31/49 (Cost $5,743,250)	6,232,000	7,235,663

Preferred Stocks—0.8%

Banks—0.8%
GMAC Capital Trust, 7.100%, 02/15/40 (a) (b)	143,228	3,781,219
Morgan Stanley, 5.850%, 12/31/49 (a) (b)	60,125	1,643,818

		5,425,037

Diversified Financial Services—0.0%
Marsico Parent Superholdco LLC, 12/14/19 (144A) (g) (h) (l)	25	0

Total Preferred Stocks (Cost $5,308,233)		5,425,037

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—0.6%

Security Description	Shares/ Principal Amount*	Value

Chemicals—0.0%
Advanced Emissions Solutions, Inc. (a)	11,202	$122,886

Media—0.1%
Altice USA, Inc. - Class A (l)	16,138	440,729

Metals & Mining—0.1%
Teck Resources, Ltd. - Class B	16,590	349,883

Oil, Gas & Consumable Fuels—0.2%
Gener8 Maritime, Inc. (e) (l)	266,132	1,200,255
Halcon Resources Corp. (e) (i) (l)	73,298	498,427

		1,698,682

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (l)	22,900	1,412,014

Total Common Stocks (Cost $7,213,415)		4,024,194

Convertible Bonds—0.3%

Media—0.2%
DISH Network Corp. 3.375%, 08/15/26	936,000	1,047,150

Real Estate—0.0%
Aroundtown S.A. 1.500%, 01/18/21	100,000	141,385

Semiconductors—0.1%
Micron Technology, Inc. 3.000%, 11/15/43 (a)	398,000	549,986

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22	100,000	118,426

Total Convertible Bonds (Cost $1,626,023)		1,856,947

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (e) (g) (h)	1,395,000	0
Lear Corp. (e) (g) (h)	1,530,000	0

		0

Chemicals—0.0%
Momentive Performance Materials, Inc. (h)	1,398,000	0

		0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (e)	489,000	30,563

Diversified Financial Services—(Continued)
Lehman Brothers Holdings, Inc. (e)	1,740,000	108,750

		139,313

Total Escrow Shares (Cost $0)		139,313

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (e) (i) (l) (Cost $16)	1,601	368

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $13,049,755 on 10/02/17, collateralized by $13,580,000 U.S. Treasury Note at 1.125% due 09/30/21 with a value of $13,314,959.	13,049,625	13,049,625

Total Short-Term Investments (Cost $13,049,625)		13,049,625

Securities Lending Reinvestments (m)—5.1%

Certificates of Deposit—2.8%
Bank of China, Ltd. 1.540%, 10/23/17	500,000	500,000
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (b)	1,000,000	1,000,209
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (b)	1,500,000	1,500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (b)	1,500,000	1,500,148
Credit Suisse AG New York 1.494%, 1M LIBOR + 0.260%, 10/16/17 (b)	1,000,000	1,000,048
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (b)	1,000,000	1,000,000
Mizuho Bank, Ltd., New York 1.494%, 1M LIBOR + 0.260%, 10/18/17 (b)	2,500,000	2,500,085
Norinchukin Bank New York 1.486%, 1M LIBOR + 0.250%, 10/13/17 (b)	2,000,000	2,000,074
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (b)	3,000,000	3,000,246

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (b)	1,000,000	$999,970
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (b)	2,000,000	2,000,200
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (b)	1,000,000	1,000,322
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (b)	1,700,000	1,700,410

		19,701,712

Commercial Paper—1.0%
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (b)	2,500,000	2,500,427
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (b)	500,000	500,027
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (b)	1,000,000	1,000,232
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (b)	2,700,000	2,700,500

		6,701,186

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,415,191 on 10/02/17, collateralized by $2,353,388 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,443,368.	1,415,067	1,415,067
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,200,105 on 10/02/17, collateralized by $1,221,609 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $100,010 on 10/02/17, collateralized by $100,591 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $102,000.	100,000	100,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $800,083 on 10/02/17, collateralized by $814,864 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $816,000.	800,000	800,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $100,010 on 10/02/17, collateralized by $100,496 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $102,000.	100,000	100,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $251,330 on 01/02/18, collateralized by $1,346 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $277,884.	250,000	250,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $500,043 on 10/02/17, collateralized by $479,646 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $510,389.	500,000	500,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $100,009 on 10/02/17, collateralized by $95,929 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $102,078.	100,000	100,000
Merrill Lynch Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,857,589 on 01/02/18, collateralized By various Common Stock with a value of $3,080,000.	2,800,000	2,800,000

		7,265,067

Time Deposits—0.3%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	74,954	74,954
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	73,455	73,455
Landesbank Hessen-Thuringen 1.170%, 10/02/17	89,983	89,983
Standard Chartered plc 1.200%, 10/02/17	96,095	96,095

		2,334,487

Total Securities Lending Reinvestments (Cost $35,999,554)		36,002,452

Total Purchased Options—0.0% (Cost $142,043)		14,263

Total Investments—104.8% (Cost $722,247,157)		741,066,207
Other assets and liabilities (net)—(4.8)%		(34,214,648)

Net Assets—100.0%		$706,851,559

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $34,701,810 and the collateral received consisted of cash in the amount of $35,999,554. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Illiquid security. As of September 30, 2017, these securities represent 0.8% of net assets.
(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2017, the value of securities pledged amounted to $1,054,800.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.4% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $3,221,295, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	This loan will settle after September 30, 2017, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $316,870,671, which is 44.8% of net assets.
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(EURIBOR)—	Euro InterBank Offered Rate
(GBP)—	British Pound
(LIBOR)—	London Interbank Offered Rate

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
HMH Publishing Co., Ltd. 06/22/19	06/22/12	1,601	$16	$368
Halcon Resources Corp.	01/25/17	73,298	531,535	498,427
Sterling Entertainment Enterprises LLC, 9.750%, 12/15/19	12/28/12	2,750,000	2,750,000	2,722,500

				$3,221,295

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Credit Suisse International	1.550%	06/30/17	06/29/18	USD	1,003,750	$1,003,750

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	7,853,000	Westpac Banking Corp.	10/04/17	$6,227,795	$(66,035)
EUR	199,000	Australia & New Zealand Banking Corp.	10/04/17	237,944	2,733
EUR	13,391,000	Deutsche Bank AG	10/04/17	15,984,569	156,880
EUR	51,000	Deutsche Bank AG	10/04/17	61,116	836
EUR	220,000	HSBC Bank plc	10/04/17	262,895	2,863
EUR	90,000	National Australia Bank Ltd.	10/04/17	107,167	790
EUR	177,000	Nomura International plc	10/04/17	212,005	2,797
EUR	13,391,000	Royal Bank of Scotland plc	10/04/17	15,873,584	45,896
EUR	3,000	Standard Chartered Bank	10/04/17	3,605	59
EUR	56,000	UBS AG	10/04/17	67,131	941
EUR	27,017,000	Deutsche Bank AG	11/06/17	32,014,199	25,075
GBP	100,000	HSBC Bank plc	10/04/17	133,538	(466)
GBP	147,000	Nomura International plc	10/04/17	194,353	(2,634)
GBP	4,193,000	UBS AG	10/04/17	5,422,794	(196,015)
GBP	20,000	Australia & New Zealand Banking Corp.	11/06/17	26,886	57
GBP	4,440,000	Standard Chartered Bank	11/06/17	5,950,966	(5,089)

Net Unrealized Depreciation					$(31,312)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	12/07/17	(4)	EUR	(761,191)	$6,308
U.S. Treasury Note 10 Year Futures	12/19/17	(2)	USD	(250,625)	2,841
United Kingdom Long Gilt Bond Futures	12/27/17	(1)	GBP	(165,999)	5,024

Net Unrealized Appreciation					$14,173

Purchased Options

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Paid	Market Value	Unrealized Depreciation
Put - Euro-Bund Futures	EUR 160.00	11/24/17	6	$8,643	$5,318	$(3,375)
Put - Euro-Bund Futures	EUR 158.00	11/24/17	3	3,827	993	(2,840)

Totals				$12,470	$6,311	$(6,215)

Options on Exchange-Traded Securities	Strike Price	Expiration Date	Number of Contracts	Premiums Paid	Market Value	Unrealized Depreciation
Put - SPDR S&P 500 ETF Trust	$241.000	10/20/17	284	$129,573	$7,952	$(121,621)

Written Options

Options on Exchange-Traded Securities	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Put - SPDR S&P 500 ETF Trust	$231.000	10/20/17	(284)	$(70,930)	$(3,408)	$67,522

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.28.V1	5.000%	Quarterly	06/20/22	3.137%	USD	1,325,000	$101,926	$93,040	$8,886
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/21	6.158%	USD	280,000	(10,839)	(11,186)	347

Totals							$91,087	$81,854	$9,233

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Jaguar Land Rover Automotive plc	5.000%	Quarterly	06/20/22	Barclays Bank plc	1.636%	EUR	40,000	$7,313	$7,586	$(273)
Jaguar Land Rover Automotive plc	5.000%	Quarterly	12/20/22	Barclays Bank plc	1.813%	EUR	40,000	7,579	7,534	45
Ladbrokes Coral Group plc	1.000%	Quarterly	06/20/22	Citibank N.A.	2.777%	EUR	60,000	(5,626)	(7,053)	1,427
Saipem Finance International B.V.	5.000%	Quarterly	06/20/22	Credit Suisse International	2.977%	EUR	100,000	10,584	7,245	3,339

Totals								$19,850	$15,312	$4,538

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,452,383	$—	$2,452,383
Aerospace/Defense	—	8,236,248	—	8,236,248
Airlines	—	1,575,416	—	1,575,416
Apparel	—	294,932	—	294,932
Auto Manufacturers	—	2,507,905	—	2,507,905
Auto Parts & Equipment	—	3,024,945	—	3,024,945
Banks	—	19,551,854	—	19,551,854
Building Materials	—	4,339,041	—	4,339,041
Chemicals	—	19,693,482	—	19,693,482
Coal	—	7,783,530	—	7,783,530
Commercial Services	—	27,906,041	—	27,906,041
Computers	—	5,246,532	—	5,246,532
Distribution/Wholesale	—	8,115,021	—	8,115,021
Diversified Financial Services	—	25,387,980	—	25,387,980
Electric	—	8,035,430	—	8,035,430
Electrical Components & Equipment	—	133,350	—	133,350
Electronics	—	1,342,387	—	1,342,387
Energy-Alternate Sources	—	1,038,635	—	1,038,635
Engineering & Construction	—	2,319,164	—	2,319,164
Entertainment	—	8,272,681	0	8,272,681
Environmental Control	—	2,659,963	—	2,659,963
Food	—	7,900,157	—	7,900,157
Food Service	—	502,810	—	502,810
Forest Products & Paper	—	525,806	—	525,806
Gas	—	1,351,880	—	1,351,880
Healthcare-Products	—	6,530,591	—	6,530,591
Healthcare-Services	—	40,221,181	—	40,221,181
Holding Companies-Diversified	—	162,393	—	162,393
Home Builders	—	6,566,379	—	6,566,379
Home Furnishings	—	646,775	—	646,775
Household Products/Wares	—	1,287,660	—	1,287,660
Insurance	—	8,514,979	—	8,514,979
Internet	—	9,033,097	—	9,033,097
Investment Company Security	—	120,367	—	120,367
Iron/Steel	—	6,229,261	—	6,229,261
Leisure Time	—	1,737,003	—	1,737,003

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Lodging	$—	$11,132,585	$—	$11,132,585
Machinery-Construction & Mining	—	5,241,142	—	5,241,142
Machinery-Diversified	—	686,459	—	686,459
Media	—	66,773,730	2,722,500	69,496,230
Metal Fabricate/Hardware	—	5,259,273	—	5,259,273
Mining	—	28,394,402	—	28,394,402
Miscellaneous Manufacturing	—	7,242,095	—	7,242,095
Office/Business Equipment	—	1,872,551	—	1,872,551
Oil & Gas	—	48,998,386	—	48,998,386
Oil & Gas Services	—	4,814,700	—	4,814,700
Packaging & Containers	—	15,481,966	—	15,481,966
Pharmaceuticals	—	12,959,840	—	12,959,840
Pipelines	—	20,627,409	—	20,627,409
Real Estate	—	2,502,925	0	2,502,925
Real Estate Investment Trusts	—	12,256,024	—	12,256,024
Retail	—	12,267,192	—	12,267,192
Semiconductors	—	6,077,374	—	6,077,374
Software	—	28,872,732	—	28,872,732
Storage/Warehousing	—	1,597,438	—	1,597,438
Telecommunications	—	54,152,140	—	54,152,140
Textiles	—	137,156	—	137,156
Transportation	—	2,615,640	—	2,615,640
Trucking & Leasing	—	1,313,670	—	1,313,670
Total Corporate Bonds & Notes	—	602,524,088	2,722,500	605,246,588
Floating Rate Loans
Aerospace/Defense	—	1,713,694	—	1,713,694
Air Freight & Logistics	—	543,223	—	543,223
Airlines	—	—	268,344	268,344
Chemicals	—	3,440,206	—	3,440,206
Commercial Services	—	1,313,905	—	1,313,905
Computers	—	539,772	—	539,772
Electrical Components & Equipment	—	707,012	—	707,012
Environmental Control	—	303,586	—	303,586
Food	—	144,024	—	144,024
Healthcare-Products	—	2,665,216	—	2,665,216
Healthcare-Services	—	512,577	—	512,577
Household Products	—	265,783	—	265,783
Insurance	—	1,070,549	—	1,070,549
Internet	—	144,900	—	144,900
IT Services	—	1,202,585	—	1,202,585
Leisure Time	—	132,010	—	132,010
Lodging	—	7,488,384	—	7,488,384
Media	—	7,126,159	—	7,126,159
Miscellaneous Manufacturing	—	617,994	—	617,994
Office/Business Equipment	—	2,873,721	—	2,873,721
Oil & Gas	—	4,984,055	—	4,984,055
Oil & Gas Services	—	617,193	—	617,193
Retail	—	1,068,718	—	1,068,718
Semiconductors	—	345,712	—	345,712
Software	—	6,367,041	—	6,367,041
Telecommunications	—	6,329,769	—	6,329,769
Transportation	—	336,728	—	336,728
Total Floating Rate Loans	—	52,854,516	268,344	53,122,860
Total Asset-Backed Securities*	—	14,948,897	—	14,948,897
Total Convertible Preferred Stock*	—	7,235,663	—	7,235,663
Preferred Stocks
Banks	5,425,037	—	—	5,425,037
Diversified Financial Services	—	—	0	0
Total Preferred Stocks	5,425,037	—	0	5,425,037

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$4,024,194	$—	$—	$4,024,194
Total Convertible Bonds*	—	1,856,947	—	1,856,947
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Chemicals	—	—	0	0
Diversified Financial Services	—	139,313	—	139,313
Total Escrow Shares	—	139,313	0	139,313
Total Warrant*	—	368	—	368
Total Short-Term Investment*	—	13,049,625	—	13,049,625
Purchased Options	14,263	—	—	14,263
Total Securities Lending Reinvestments*	—	36,002,452	—	36,002,452
Total Investments	$9,463,494	$728,611,869	$2,990,844	$741,066,207

Collateral for Securities Loaned (Liability)	$—	$(35,999,554)	$—	$(35,999,554)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$238,927	$—	$238,927
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(270,239)	—	(270,239)
Total Forward Contracts	$—	$(31,312)	$—	$(31,312)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$14,173	$—	$—	$14,173
Total Futures Contracts	$14,173	$—	$—	$14,173
Written Options
Options on Exchange-Traded Futures Contracts at Value	$(3,408)	$—	$—	$(3,408)
Total Written Options	$(3,408)	$—	$—	$(3,408)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,233	$—	$9,233
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$25,476	$—	$25,476
OTC Swap Contracts at Value (Liabilities)	—	(5,626)	—	(5,626)
Total OTC Swap Contracts	$—	$19,850	$—	$19,850
Total Reverse Repurchase Agreements (Liability)	$—	$(1,003,750)	$—	$(1,003,750)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 2 to Level 3 in the amount of $535,408 were due to a lack of observable inputs.

BHFTI-78

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—94.0% of Net Assets

Security Description	Shares	Value

Australia—0.4%
BHP Billiton plc	347,600	$6,127,626

Brazil—12.8%
Ambev S.A.	3,257,600	21,640,877
Banco Bradesco S.A. (ADR)	3,753,836	41,554,965
BRF S.A. (a)	1,240,468	17,887,430
Lojas Renner S.A.	2,658,400	30,267,560
Multiplan Empreendimentos Imobiliarios S.A.	858,537	19,877,972
Ultrapar Participacoes S.A.	1,360,600	32,352,994
Vale S.A. (ADR)	2,384,000	24,006,880

		187,588,678

Chile—2.4%
Banco Santander Chile (ADR)	612,000	18,182,520
SACI Falabella	1,664,000	16,183,736

		34,366,256

China—10.0%
China Mobile, Ltd.	4,054,000	41,010,401
China Resources Land, Ltd.	2,584,000	7,933,008
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	4,454,585	21,500,568
Kweichow Moutai Co., Ltd. - Class A	359,086	27,974,739
Midea Group Co., Ltd. - Class A	2,534,099	16,895,724
Shanghai International Airport Co., Ltd. - Class A	2,918,822	16,706,111
Tencent Holdings, Ltd.	337,600	14,595,172

		146,615,723

Hong Kong—7.4%
AIA Group, Ltd.	6,481,000	48,065,031
Hang Lung Group, Ltd. (b)	5,521,000	19,882,791
Hang Lung Properties, Ltd.	3,338,000	7,932,860
Hong Kong Exchanges and Clearing, Ltd.	708,859	19,221,144
Swire Pacific, Ltd. - Class B (b)	7,634,000	13,243,356

		108,345,182

Hungary—1.1%
Richter Gedeon Nyrt	620,000	15,399,309

India—14.7%
Hero MotoCorp, Ltd.	368,900	21,417,644
Hindustan Unilever, Ltd.	1,506,000	27,019,500
Housing Development Finance Corp., Ltd.	2,187,400	57,997,452
ITC, Ltd.	8,830,500	34,877,301
Kotak Mahindra Bank, Ltd.	989,300	15,182,385
Tata Consultancy Services, Ltd.	450,268	16,811,119
UltraTech Cement, Ltd.	690,063	40,756,510

		214,061,911

Indonesia—5.3%
Astra International Tbk PT	66,173,600	38,809,055
Bank Central Asia Tbk PT	14,160,500	21,348,073
Indocement Tunggal Prakarsa Tbk PT (b)	11,755,100	16,570,037

		76,727,165

Luxembourg—0.7%
Tenaris S.A. (ADR)	354,482	10,035,386

Malaysia—1.3%
Public Bank Bhd	3,815,000	18,468,194

Mexico—6.9%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	419,877	40,110,850
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR) (c)	113,900	21,734,398
Grupo Financiero Banorte S.A.B. de C.V. - Class O	5,686,000	39,146,283

		100,991,531

Philippines—3.8%
Ayala Corp.	138,120	2,638,209
Ayala Land, Inc.	37,180,000	31,876,009
Bank of the Philippine Islands (b)	10,545,370	20,645,438

		55,159,656

Poland—1.0%
Bank Pekao S.A.	423,300	14,850,521

Portugal—1.1%
Jeronimo Martins SGPS S.A.	834,000	16,451,529

Russia—3.6%
Lukoil PJSC (ADR) (London-Traded Shares)	398,360	21,085,385
Lukoil PJSC (ADR)	3,440	182,423
Magnit PJSC	177,500	31,096,421

		52,364,229

South Africa—3.2%
Massmart Holdings, Ltd.	1,380,135	11,371,906
MTN Group, Ltd.	1,998,700	18,375,039
Truworths International, Ltd.	3,059,299	17,461,662

		47,208,607

South Korea—2.3%
AmorePacific Group	92,062	9,925,487
NAVER Corp.	36,553	23,828,456

		33,753,943

Taiwan—5.0%
Taiwan Mobile Co., Ltd.	3,852,000	13,731,039
Taiwan Semiconductor Manufacturing Co., Ltd.	8,323,000	59,860,081

		73,591,120

Thailand—4.2%
Siam Cement PCL (The)	2,062,850	30,927,286
Siam Commercial Bank PCL (The)	6,702,000	30,746,807

		61,674,093

BHFTI-79

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Turkey—3.8%
Akbank Turk A/S	6,575,000	$17,366,563
BIM Birlesik Magazalar A/S	1,102,000	22,980,256
Turkiye Garanti Bankasi A/S	5,726,000	15,569,421

		55,916,240

United Kingdom—1.0%
Standard Chartered plc (a)	1,529,057	15,197,624

United States—2.0%
Yum China Holdings, Inc. (a)	710,700	28,406,679

Total Common Stocks (Cost $1,108,814,633)		1,373,301,202

Preferred Stocks—5.5%

South Korea—5.5%
AmorePacific Corp.	36,665	4,992,546
Samsung Electronics Co., Ltd.	41,843	75,580,413

Total Preferred Stocks (Cost $44,292,396)		80,572,959

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $5,783,708 on 10/02/17, collateralized by $5,830,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $5,902,974.	5,783,650	5,783,650

Total Short-Term Investments (Cost $5,783,650)		5,783,650

Securities Lending Reinvestments (d) – 0.0%

Repurchase Agreements—0.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $27,993 on 10/02/17, collateralized by $46,552 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $28,551.	27,991	27,991
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $3,783 on 10/02/17, collateralized by $3,805 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $3,859.	3,783	3,783

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $20,542 on 10/02/17, collateralized by $20,922 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $20,951.	20,540	20,540
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $3,216 on 10/02/17, collateralized by $3,232 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $3,280.	3,216	3,216
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $13,883 on 10/02/17, collateralized by $13,317 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $14,170.	13,882	13,882
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $2,724 on 10/02/17, collateralized by $2,613 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $2,781.	2,724	2,724
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $30,003 on 10/02/17, collateralized by $74,574 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $30,603.	30,000	30,000
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $30,003 on 10/02/17, collateralized by $50,529 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $30,600.	30,000	30,000

		132,136

Time Deposits—0.0%
ABN AMRO Bank NV 1.060%, 10/02/17	4,000	4,000
Credit Agricole S.A. 1.080%, 10/02/17	1,717	1,717

BHFTI-80

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Credit Industriel et Commercial 1.100%, 10/02/17	4,000	$4,000
DZ Bank AG 1.060%, 10/02/17	4,000	4,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	1,683	1,683
Landesbank Hessen-Thuringen 1.170%, 10/02/17	2,062	2,062
Standard Chartered plc 1.200%, 10/02/17	2,202	2,202
Svenska 1.050%, 10/02/17	4,000	4,000

		23,664

Total Securities Lending Reinvestments (Cost $155,800)		155,800

Total Investments—99.9% (Cost $1,159,046,479)		1,459,813,611
Other assets and liabilities (net)— 0.1%		1,420,099

Net Assets—100.0%		$1,461,233,710

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Illiquid security. As of September 30, 2017, these securities represent 4.8% of net assets.
(c)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $152,656 and the collateral received consisted of cash in the amount of $155,800. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Banks	18.4
Real Estate Management & Development	6.9
Beverages	6.1
Construction Materials	6.0
Food & Staples Retailing	5.6
Technology Hardware, Storage & Peripherals	5.2
Wireless Telecommunication Services	5.0
Automobiles	4.1
Semiconductors & Semiconductor Equipment	4.1
Thrifts & Mortgage Finance	4.0

BHFTI-81

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,127,626	$—	$6,127,626
Brazil	187,588,678	—	—	187,588,678
Chile	34,366,256	—	—	34,366,256
China	—	146,615,723	—	146,615,723
Hong Kong	—	108,345,182	—	108,345,182
Hungary	—	15,399,309	—	15,399,309
India	—	214,061,911	—	214,061,911
Indonesia	—	76,727,165	—	76,727,165
Luxembourg	10,035,386	—	—	10,035,386
Malaysia	—	18,468,194	—	18,468,194
Mexico	100,991,531	—	—	100,991,531
Philippines	—	55,159,656	—	55,159,656
Poland	—	14,850,521	—	14,850,521
Portugal	—	16,451,529	—	16,451,529
Russia	182,423	52,181,806	—	52,364,229
South Africa	—	47,208,607	—	47,208,607
South Korea	—	33,753,943	—	33,753,943
Taiwan	—	73,591,120	—	73,591,120
Thailand	61,674,093	—	—	61,674,093
Turkey	—	55,916,240	—	55,916,240
United Kingdom	—	15,197,624	—	15,197,624
United States	28,406,679	—	—	28,406,679
Total Common Stocks	423,245,046	950,056,156	—	1,373,301,202
Total Preferred Stocks*	—	80,572,959	—	80,572,959
Total Short-Term Investment*	—	5,783,650	—	5,783,650
Total Securities Lending Reinvestments*	—	155,800	—	155,800
Total Investments	$423,245,046	$1,036,568,565	$—	$1,459,813,611

Collateral for Securities Loaned (Liability)	$—	$(155,800)	$—	$(155,800)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-82

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—94.6% of Net Assets

Security Description	Shares	Value

Brazil—0.8%
Ambev S.A. (ADR)	1,308,894	$8,625,611

Canada—3.5%
Canadian Pacific Railway, Ltd. (a)	231,727	38,937,088

Chile—0.2%
Sociedad Quimica y Minera de Chile S.A. (ADR)	35,357	1,967,971

China—6.2%
Alibaba Group Holding, Ltd. (ADR) (b)	278,839	48,158,283
NetEase, Inc. (ADR)	26,249	6,924,749
Ping An Insurance Group Co. of China, Ltd. - Class H	699,000	5,393,363
Tencent Holdings, Ltd.	205,100	8,866,913

		69,343,308

Denmark—0.3%
Genmab A/S (b)	18,026	3,984,377

France—4.2%
BNP Paribas S.A.	46,151	3,724,078
Eiffage S.A.	131,929	13,660,962
Schneider Electric SE (b)	146,334	12,736,891
Vallourec S.A. (a) (b)	627,853	3,740,051
Zodiac Aerospace	436,705	12,627,636

		46,489,618

Germany—23.0%
Allianz SE	190,316	42,728,882
Beiersdorf AG	186,939	20,113,592
Deutsche Boerse AG	490,528	53,169,777
Deutsche Post AG	601,142	26,761,059
Deutsche Telekom AG	868,389	16,200,924
Linde AG (b)	239,314	49,908,054
SAP SE	117,074	12,825,497
Wirecard AG	370,229	33,872,588

		255,580,373

Hong Kong—2.5%
AIA Group, Ltd.	3,846,572	28,527,327

Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk PT	5,734,400	6,516,112

Italy—5.0%
Assicurazioni Generali S.p.A.	1,046,650	19,523,547
Intesa Sanpaolo S.p.A.	6,318,971	22,345,436
UniCredit S.p.A. (b)	628,146	13,378,156

		55,247,139

Japan—8.2%
Calbee, Inc.	308,400	10,871,769
FANUC Corp.	19,100	3,872,697
Fujitsu, Ltd.	268,000	1,996,820
Japan Tobacco, Inc.	863,292	28,300,284

Japan—(Continued)
Nintendo Co., Ltd.	66,900	24,795,806
NTT DoCoMo, Inc.	522,792	11,949,525
Sumitomo Metal Mining Co., Ltd.	307,353	9,881,098

		91,667,999

Mexico—0.1%
Wal-Mart de Mexico S.A.B. de C.V.	264,400	605,463

Netherlands—6.3%
Akzo Nobel NV	144,786	13,370,158
ASML Holding NV	93,580	15,963,926
ING Groep NV	2,199,487	40,564,756

		69,898,840

Russia—1.1%
MMC Norilsk Nickel PJSC (ADR)	703,425	12,109,509

South Korea—2.8%
LG Household & Health Care, Ltd.	4,811	3,932,215
Samsung Electronics Co., Ltd.	12,147	27,302,910

		31,235,125

Spain—1.6%
Grifols S.A.	278,326	8,108,836
Grifols S.A. (ADR)	439,978	9,631,118

		17,739,954

Switzerland—7.0%
Ferguson plc	228,985	15,025,173
Glencore plc (b)	2,342,799	10,739,849
Idorsia, Ltd. (b)	31,610	565,368
Nestle S.A.	443,142	37,113,753
Swatch Group AG (The) - Bearer Shares	34,167	14,212,457

		77,656,600

Taiwan—1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,018,000	14,513,714

United Kingdom—11.2%
BAE Systems plc	2,042,734	17,287,815
Coca-Cola European Partners plc	718,469	29,902,680
ConvaTec Group plc (144A)	3,566,869	13,095,389
Experian plc	596,799	11,989,527
Liberty Global plc - Class A (b)	365,563	12,396,241
Liberty Global plc - Class C (b)	651,889	21,316,770
London Stock Exchange Group plc	145,991	7,499,815
Prudential plc	210,783	5,047,103
Unilever NV	100,997	5,979,723

		124,515,063

United States—8.7%
Allegion plc	73,733	6,375,692
Amazon.com, Inc. (b)	9,939	9,554,858
Aon plc	247,038	36,092,252
Medtronic plc	424,473	33,011,265

BHFTI-83

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
WABCO Holdings, Inc. (b)	79,598	$11,780,504

		96,814,571

Total Common Stocks (Cost $880,837,506)		1,051,975,762

Equity Linked Security—2.9%

United Kingdom—2.9%
Ryanair Holdings plc (HSBC Bank plc), 10/29/18 (c) (Cost $22,495,426)	1,681,145	32,426,957

Preferred Stock—1.4%

Germany—1.4%
Henkel AG & Co. KGaA , (Cost $12,834,807)	111,846	15,225,016

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $11,388,919 on 10/02/17, collateralized by $11,705,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $11,618,278.	11,388,805	11,388,805

Total Short-Term Investments (Cost $11,388,805)		11,388,805

Securities Lending Reinvestments (d)—4.0%

Repurchase Agreements—3.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $6,426,459 on 10/02/17, collateralized by $10,686,864 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $6,554,415.	6,425,897	6,425,897
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $7,000,613 on 10/02/17, collateralized by $7,126,053 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $7,140,001.	7,000,000	7,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $7,000,700 on 10/02/17, collateralized by $7,041,370 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $7,140,035.	7,000,000	7,000,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $500,052 on 10/02/17, collateralized by $509,290 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $79,830 on 10/02/17, collateralized by $80,218 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $81,419.	79,822	79,822
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $7,000,595 on 10/02/17, collateralized by $6,715,049 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $7,145,444.	7,000,000	7,000,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $67,606 on 10/02/17, collateralized by $64,848 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $69,005.	67,600	67,600
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $7,000,688 on 10/02/17, collateralized by $17,400,684 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $7,140,703.	7,000,000	7,000,000
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $7,000,688 on 10/02/17, collateralized by $11,790,086 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $7,140,007.	7,000,000	7,000,000

		42,073,319

BHFTI-84

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.2%
ABN AMRO Bank NV 1.060%, 10/02/17	100,000	$100,000
Australia New Zealand Bank 1.070%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	42,622	42,622
Credit Industriel et Commercial 1.100%, 10/02/17	100,000	100,000
DZ Bank AG 1.060%, 10/02/17	100,000	100,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	41,770	41,770
Landesbank Hessen-Thuringen 1.170%, 10/02/17	51,168	51,168
Standard Chartered plc 1.200%, 10/02/17	54,644	54,644
Svenska 1.050%, 10/02/17	100,000	100,000

		1,590,204

Total Securities Lending Reinvestments (Cost $43,663,523)		43,663,523

Total Investments—103.9% (Cost $971,220,067)		1,154,680,063
Other assets and liabilities (net)—(3.9)%		(43,088,410)

Net Assets—100.0%		$1,111,591,653

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $42,676,965 and the collateral received consisted of cash in the amount of $43,663,523. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $13,095,389, which is 1.2% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Insurance	12.3
Banks	10.7
Chemicals	5.9
Internet Software & Services	5.8
Capital Markets	5.5
Food Products	4.3
Health Care Equipment & Supplies	4.1
Road & Rail	3.5
Beverages	3.5
Software	3.4

BHFTI-85

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,625,611	$—	$—	$8,625,611
Canada	38,937,088	—	—	38,937,088
Chile	1,967,971	—	—	1,967,971
China	55,083,032	14,260,276	—	69,343,308
Denmark	—	3,984,377	—	3,984,377
France	—	46,489,618	—	46,489,618
Germany	49,908,054	205,672,319	—	255,580,373
Hong Kong	—	28,527,327	—	28,527,327
Indonesia	—	6,516,112	—	6,516,112
Italy	—	55,247,139	—	55,247,139
Japan	—	91,667,999	—	91,667,999
Mexico	605,463	—	—	605,463
Netherlands	—	69,898,840	—	69,898,840
Russia	—	12,109,509	—	12,109,509
South Korea	—	31,235,125	—	31,235,125
Spain	9,631,118	8,108,836	—	17,739,954
Switzerland	—	77,656,600	—	77,656,600
Taiwan	—	14,513,714	—	14,513,714
United Kingdom	63,615,691	60,899,372	—	124,515,063
United States	96,814,571	—	—	96,814,571
Total Common Stocks	325,188,599	726,787,163	—	1,051,975,762
Total Equity Linked Security*	—	32,426,957	—	32,426,957
Total Preferred Stock*	—	15,225,016	—	15,225,016
Total Short-Term Investment*	—	11,388,805	—	11,388,805
Total Securities Lending Reinvestments*	—	43,663,523	—	43,663,523
Total Investments	$325,188,599	$829,491,464	$—	$1,154,680,063

Collateral for Securities Loaned (Liability)	$—	$(43,663,523)	$—	$(43,663,523)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $8,839,686 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTI-86

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—94.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
J.D. Power & Associates 1st Lien Term Loan, 5.583%, 3M LIBOR + 4.250%, 09/07/23	967,307	$972,749
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 5.235%, 1M LIBOR + 4.000%, 12/19/23	992,500	1,001,184

		1,973,933

Aerospace/Defense—1.8%
Accudyne Industries LLC Term Loan, 5.013%, 2M LIBOR + 3.750%, 08/02/24	675,000	677,531
Flying Fortress, Inc. Term Loan, 3.333%, 3M LIBOR + 2.000%, 10/30/22	2,729,167	2,747,930
TransDigm, Inc. Extended Term Loan F, 4.269%, 1M LIBOR + 3.000%, 06/09/23	3,299,320	3,310,663
Term Loan D, 4.327%, 3M LIBOR + 3.000%, 06/04/21	1,741,500	1,748,166
Term Loan G, 4.257%, 1M LIBOR + 3.000%, 08/22/24	4,755,522	4,769,394
Wesco Aircraft Hardware Corp. Term Loan A, 4.240%, 1M LIBOR + 3.000%, 10/04/21	1,472,500	1,465,137

		14,718,821

Auto Components—1.1%
American Axle & Manufacturing, Inc. Term Loan B, 3.490%, 1M LIBOR + 2.250%, 04/06/24	2,937,813	2,937,507
CS Intermediate Holdco 2 LLC Term Loan B, 3.583%, 3M LIBOR + 2.250%, 11/02/23	1,300,373	1,305,713
Dayco Products LLC Term Loan B, 6.317%, 3M LIBOR + 5.000%, 05/19/23	997,500	1,004,981
Federal-Mogul Holdings Corp. Term Loan C, 4.983%, 1M LIBOR + 3.750%, 04/15/21	3,292,329	3,310,506
Visteon Corp. Delayed Draw Term Loan B, 3.579%, 3M LIBOR + 2.250%, 03/24/24	685,417	688,844

		9,247,551

Auto Manufacturers—0.3%
FCA U.S. LLC Term Loan B, 3.240%, 1M LIBOR + 2.000%, 12/31/18	2,460,873	2,472,255

Auto Parts & Equipment—0.8%
Dragon Merger Sub LLC 1st Lien Term Loan, 5.313%, 3M LIBOR + 4.000%, 07/24/24	800,000	809,500
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 3.240%, 1M LIBOR + 2.000%, 04/30/19	2,433,333	2,441,444
Horizon Global Corp. Term Loan B, 5.735%, 1M LIBOR + 4.500%, 06/30/21	376,667	381,140

Auto Parts & Equipment—(Continued)
TI Group Automotive Systems LLC Term Loan, 3.985%, 1M LIBOR + 2.750%, 06/30/22	1,666,000	1,671,728
Tower Automotive Holdings USA LLC Term Loan B, 4.000%, 1M LIBOR + 2.750%, 03/07/24	1,233,521	1,239,174

		6,542,986

Banks—0.1%
Freedom Mortgage Corp. 1st Lien Term Loan, 6.956%, 6M LIBOR + 5.500%, 02/23/22	1,065,289	1,084,597

Beverages—0.3%
Flavors Holdings, Inc. 1st Lien Term Loan, 7.083%, 3M LIBOR + 5.750%, 04/03/20	680,000	642,600
Jacobs Douwe Egberts International B.V. Term Loan B5, 3.563%, 3M LIBOR + 2.250%, 07/02/22	1,857,207	1,868,235
Refresco Group B.V. Term Loan B, 09/26/24 (b)	325,000	327,438

		2,838,273

Building Materials—1.0%
CPG International, Inc. Term Loan, 5.083%, 3M LIBOR + 3.750%, 05/03/24	1,936,236	1,944,405
Henry Co. LLC Term Loan B, 5.735%, 1M LIBOR + 4.500%, 10/05/23	297,750	300,541
Quikrete Holdings, Inc. 1st Lien Term Loan, 3.985%, 1M LIBOR + 2.750%, 11/15/23	3,749,859	3,749,859
Summit Materials Cos. I LLC Term Loan B, 3.985%, 1M LIBOR + 2.750%, 07/17/22	1,595,824	1,610,453
Tank Holding Corp. Term Loan, 5.546%, 3M LIBOR + 4.250%, 03/16/22	642,712	643,783

		8,249,041

Capital Markets—1.4%
Armor Holding II LLC 1st Lien Term Loan, 5.840%, 3M LIBOR + 4.500%, 06/26/20	2,093,463	2,116,321
Corporate Capital Trust, Inc. Term Loan B, 4.625%, 3M LIBOR + 3.250%, 05/20/19	1,134,428	1,137,945
Donnelley Financial Solutions, Inc. Term Loan B, 7.250%, PRIME + 3.000%, 09/30/23	300,000	301,403
Guggenheim Partners LLC Term Loan, 3.985%, 1M LIBOR + 2.750%, 07/21/23	3,958,994	3,990,171
NXT Capital, Inc. Term Loan, 5.740%, 1M LIBOR + 4.500%, 11/22/22	2,432,558	2,466,005

BHFTI-87

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Capital Markets—(Continued)
Salient Partners L.P. Term Loan, 9.804%, 3M LIBOR + 8.500%, 05/19/21	709,000	$687,730
Sheridan Investment Partners II L.P. Term Loan A, 4.820%, 3M LIBOR + 3.500%, 12/16/20	98,367	83,039
Term Loan B, 4.820%, 3M LIBOR + 3.500%, 12/16/20	707,134	596,939
Term Loan M, 4.820%, 3M LIBOR + 3.500%, 12/16/20	36,686	30,969
Virtus Investment Partners, Inc. Term Loan, 5.066%, 3M LIBOR + 3.750%, 06/01/24	475,000	481,531

		11,892,053

Chemicals—3.9%
Alpha 3 B.V. Term Loan B1, 4.333%, 3M LIBOR + 3.000%, 01/31/24	523,688	526,415
Aruba Investments, Inc. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 02/02/22	294,709	295,750
Ashland, Inc. Term Loan B, 3.292%, 3M LIBOR + 2.000%, 05/17/24	523,688	526,306
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 3.333%, 3M LIBOR + 2.000%, 06/01/24	3,391,500	3,412,520
Emerald Performance Materials LLC 1st Lien Term Loan, 4.735%, 1M LIBOR + 3.500%, 08/01/21	480,295	483,597
Ferro Corp. Term Loan B, 3.735%, 1M LIBOR + 2.500%, 02/14/24	398,000	400,301
Flint Group GmbH Term Loan C, 4.313%, 3M LIBOR + 3.000%, 09/07/21	137,605	134,681
Flint Group U.S. LLC 1st Lien Term Loan B2, 4.313%, 3M LIBOR + 3.000%, 09/07/21	832,395	814,707
Gemini HDPE LLC Term Loan B, 4.311%, 3M LIBOR + 3.000%, 08/07/21	1,903,873	1,914,978
Huntsman International LLC Term Loan B2, 4.235%, 1M LIBOR + 3.000%, 04/01/23	799,700	805,198
Ineos U.S. Finance LLC Term Loan, 3.985%, 1M LIBOR + 2.750%, 03/31/22	682,586	687,151
Term Loan, 3.985%, 1M LIBOR + 2.750%, 04/01/24	620,313	624,577
Kraton Polymers LLC Term Loan, 4.235%, 1M LIBOR + 3.000%, 01/06/22	1,222,613	1,238,890

Chemicals—(Continued)
MacDermid, Inc. Term Loan B5, 4.735%, 1M LIBOR + 3.500%, 06/07/20	303,395	305,183
Term Loan B6, 4.235%, 1M LIBOR + 3.000%, 06/07/23	3,000,899	3,017,779
Minerals Technologies, Inc. Term Loan B, 3.517%, 1M LIBOR + 2.250%, 02/14/24	964,423	969,848
Orion Engineered Carbons GmbH Term Loan, 3.833%, 3M LIBOR + 2.500%, 07/25/21	464,610	466,352
OXEA Finance LLC Term Loan B2, 4.482%, 3M LIBOR + 3.250%, 01/15/20	1,106,258	1,101,188
PolyOne Corp. Term Loan B3, 3.234%, 1M LIBOR + 2.000%, 11/11/22	960,409	967,012
PQ Corp. Term Loan, 4.562%, 3M LIBOR + 3.250%, 11/04/22	2,147,867	2,170,497
Sonneborn LLC Term Loan, 4.985%, 1M LIBOR + 3.750%, 12/10/20	350,861	353,493
Sonneborn Refined Products B.V. Term Loan, 4.985%, 1M LIBOR + 3.750%, 12/10/20	61,917	62,381
Tata Chemicals North America, Inc. Term Loan B, 4.125%, 3M LIBOR + 2.750%, 08/07/20	840,404	846,182
Trinseo Materials Operating SCA Term Loan, 3.735%, 1M LIBOR + 2.500%, 08/16/24	1,298,500	1,309,320
Tronox Blocked Borrower LLC Term Loan B, 09/22/24 (b)	975,000	979,799
Tronox Finance LLC Term Loan B, 09/22/24 (b)	2,250,000	2,261,074
Unifrax Corp. Term Loan B, 5.083%, 3M LIBOR + 3.750%, 04/04/24	523,688	528,434
Univar, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 07/01/22	3,209,807	3,225,105
Venator Materials Corp. Term Loan B, 4.312%, 3M LIBOR + 3.000%, 08/08/24	850,000	854,781
Versum Materials, Inc. Term Loan, 3.833%, 3M LIBOR + 2.500%, 09/29/23	594,000	597,805

		31,881,304

Coal—0.2%
Murray Energy Corp. Term Loan B2, 8.583%, 3M LIBOR + 7.250%, 04/16/20	1,902,784	1,748,875

BHFTI-88

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—5.2%
Acosta Holdco, Inc. Term Loan, 4.485%, 1M LIBOR + 3.250%, 09/26/21	2,707,122	$2,414,395
Albany Molecular Research, Inc. 1st Lien Term Loan, 4.583%, 3M LIBOR + 3.250%, 08/30/24	675,000	678,270
Avatar Purchaser, Inc. 1st Lien Term Loan, 09/06/24 (b)	1,225,000	1,225,000
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.235%, 1M LIBOR + 3.000%, 12/18/20	850,950	855,271
Bright Horizons Family Solutions, Inc. Term Loan B, 3.485%, 1M LIBOR + 2.250%, 11/07/23	1,962,507	1,975,591
Cast & Crew Payroll LLC 1st Lien Term Loan, 4.333%, 3M LIBOR + 3.000%, 08/12/22	973,125	977,079
Element Materials Technology Group U.S. Holdings, Inc. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 06/28/24	350,000	353,208
Garda World Security Corp. Term Loan, 5.315%, 3M LIBOR + 4.000%, 05/24/24	1,858,150	1,877,314
Hertz Corp. (The) Term Loan B, 3.985%, 1M LIBOR + 2.750%, 06/30/23	1,012,188	1,007,443
IAP Worldwide Services, Inc. 2nd Lien Term Loan, 8.000%, 07/18/19 (c) (d) (e)	332,035	267,886
Revolver, 1.375%, 07/18/18 (c) (d) (e) (f)	248,024	246,982
IPC Corp. Term Loan B, 5.820%, 3M LIBOR + 4.500%, 08/06/21	1,657,500	1,591,200
Jaguar Holding Co. II Term Loan, 4.037%, 3M LIBOR + 2.750%, 08/18/22	6,647,420	6,688,209
KAR Auction Services, Inc. Term Loan B4, 3.625%, 3M LIBOR + 2.250%, 03/11/21	2,998,705	3,018,070
Live Nation Entertainment, Inc. Term Loan B3, 3.500%, 1M LIBOR + 2.250%, 10/31/23	2,615,559	2,628,310
LSC Communications, Inc. Term Loan B, 7.235%, 1M LIBOR + 6.000%, 09/30/22	979,167	986,510
Merrill Communications LLC Term Loan, 6.561%, 3M LIBOR + 5.250%, 06/01/22	612,046	615,106
Monitronics International, Inc. Term Loan B2, 6.833%, 3M LIBOR + 5.500%, 09/30/22	3,085,772	3,069,186
Parexel International Corp. Term Loan B, 08/07/24 (b)	2,475,000	2,495,419

Commercial Services—(Continued)
Prime Security Services Borrower LLC 1st Lien Term Loan, 3.985%, 1M LIBOR + 2.750%, 05/02/22	3,005,668	3,032,671
Rent-A-Center, Inc. Term Loan B, 4.240%, 1M LIBOR + 3.000%, 03/19/21	120,083	119,782
ServiceMaster Co. Term Loan B, 3.735%, 1M LIBOR + 2.500%, 11/08/23	2,853,438	2,867,100
SGS Cayman L.P. Term Loan B, 6.708%, 1 Week LIBOR + 5.375%, 04/23/21	196,964	189,332
Weight Watchers International, Inc. Term Loan B2, 4.529%, 3M LIBOR + 3.250%, 04/02/20	4,132,467	4,088,559

		43,267,893

Commercial Services & Supplies—0.0%
Clean Harbors, Inc. Term Loan B, 3.235%, 1M LIBOR + 2.000%, 06/27/24	274,313	275,456

Computers—1.1%
Avast Software B.V. Term Loan B, 4.583%, 3M LIBOR + 3.250%, 09/29/23	1,877,484	1,888,549
Exact Merger Sub LLC 1st Lien Term Loan, 09/19/24 (b)	575,000	577,156
Harland Clarke Holdings Corp. Term Loan B6, 6.833%, 3M LIBOR + 5.500%, 02/09/22	1,140,222	1,146,431
MTS Systems Corp. Term Loan B, 4.490%, 1M LIBOR + 3.250%, 07/05/23	1,287,000	1,298,261
SkillSoft Corp. 1st Lien Term Loan, 5.985%, 1M LIBOR + 4.750%, 04/28/21	3,884,133	3,676,576
Tempo Acquisition LLC Term Loan, 4.235%, 1M LIBOR + 3.000%, 05/01/24	822,938	824,652

		9,411,625

Construction Materials—0.2%
Fairmount Santrol, Inc. Term Loan B2, 4.735%, 1M LIBOR + 3.500%, 09/05/19	1,827,266	1,810,515

Cosmetics/Personal Care—0.3%
Coty, Inc. Term Loan B, 3.732%, 1M LIBOR + 2.500%, 10/27/22	812,666	809,598
Galleria Co. Term Loan B, 4.250%, 1M LIBOR + 3.000%, 09/29/23	1,675,000	1,676,027

		2,485,625

BHFTI-89

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Distributors—0.3%
American Builders & Contractors Supply Co., Inc. Term Loan B, 3.735%, 1M LIBOR + 2.500%, 10/31/23	2,487,500	$2,500,326
PFS Holding Corp. 1st Lien Term Loan, 4.740%, 1M LIBOR + 3.500%, 01/31/21	241,250	225,870

		2,726,196

Diversified Consumer Services—0.3%
Coinamatic Canada, Inc. 1st Lien Term Loan, 4.485%, 1M LIBOR + 3.250%, 05/14/22	43,703	43,881
KUEHG Corp. 1st Lien Term Loan, 5.083%, 3M LIBOR + 3.750%, 08/13/22	2,049,352	2,052,938
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 4.485%, 1M LIBOR + 3.250%, 05/14/22	249,546	250,560

		2,347,379

Diversified Financial Services—3.8%
AlixPartners LLP Term Loan B, 4.333%, 3M LIBOR + 3.000%, 04/04/24	2,863,243	2,875,770
Altisource Solutions S.a.r.l. Term Loan B, 4.735%, 1M LIBOR + 3.500%, 12/09/20	423,840	396,290
Aptean, Inc. 1st Lien Term Loan, 5.590%, 3M LIBOR + 4.250%, 12/20/22	1,268,625	1,281,470
Aretec Group, Inc. 2nd Lien Term Loan, 2.000%, 05/23/21	3,082,947	3,082,947
Term Loan, 8.000%, 11/23/20	1,501,209	1,509,653
Citco Funding LLC Term Loan, 4.235%, 1M LIBOR + 3.000%, 03/31/22	3,055,849	3,083,223
Clipper Acquisitions Corp. Term Loan B, 3.566%, 3M LIBOR + 2.250%, 02/06/20	1,455,523	1,461,436
Delos Finance S.a.r.l. Term Loan B, 3.333%, 3M LIBOR + 2.000%, 10/06/23	2,675,000	2,694,825
Focus Financial Partners LLC 1st Lien Term Loan, 4.549%, 3M LIBOR + 3.250%, 07/03/24	1,050,000	1,060,106
GreenSky Holdings LLC Term Loan, 5.250%, 1M LIBOR + 4.000%, 08/26/24	1,550,000	1,550,000
GTCR Valor Cos., Inc. Term Loan B1, 5.583%, 3M LIBOR + 4.250%, 06/16/23	700,000	708,625
Harbourvest Partners LLC Term Loan, 3.804%, 3M LIBOR + 2.500%, 02/04/21	630,784	630,784

Diversified Financial Services—(Continued)
Lightstone Generation LLC Term Loan B, 5.735%, 1M LIBOR + 4.500%, 01/30/24	1,748,273	1,745,404
Term Loan C, 5.735%, 1M LIBOR + 4.500%, 01/30/24	108,935	108,756
LPL Holdings, Inc. 1st Lien Term Loan B, 3.652%, 3M LIBOR + 2.250%, 09/23/24	1,321,688	1,325,818
MIP Delaware LLC Term Loan B1, 4.333%, 3M LIBOR + 3.000%, 03/09/20	177,304	177,969
NFP Corp. Term Loan B, 4.735%, 1M LIBOR + 3.500%, 01/08/24	2,039,104	2,056,219
PGX Holdings, Inc. 1st Lien Term Loan, 6.490%, 1M LIBOR + 5.250%, 09/29/20	1,465,482	1,466,398
Walker & Dunlop, Inc. Term Loan B, 5.485%, 1M LIBOR + 4.250%, 12/11/20	665,996	672,656
Walter Investment Management Corp. Term Loan, 4.985%, 1M LIBOR + 3.750%, 12/18/20	3,702,210	3,404,182

		31,292,531

Electric—1.4%
Calpine Construction Finance Co. L.P. Term Loan B1, 3.490%, 1M LIBOR + 2.250%, 05/03/20	981,438	982,664
Term Loan B2, 3.740%, 1M LIBOR + 2.500%, 01/31/22	984,558	984,404
Calpine Corp. 1st Lien Term Loan, 2.990%, 11/30/17	225,000	225,492
Term Loan B5, 4.090%, 01/15/24	4,137,324	4,134,473
Term Loan B8, 2.990%, 12/31/19	447,750	448,430
Dayton Power & Light Co. (The) Term Loan B, 4.490%, 1M LIBOR + 3.250%, 08/24/22	545,875	554,234
Granite Acquisition, Inc. Term Loan B, 5.296%, 12/19/21	2,429,164	2,450,252
Term Loan C, 5.333%, 3M LIBOR + 4.000%, 12/19/21	109,579	110,530
Invenergy Thermal Operating I LLC Term Loan B, 6.833%, 3M LIBOR + 5.500%, 10/19/22	391,249	376,251
Longview Power LLC Term Loan B, 7.240%, 1M LIBOR + 6.000%, 04/13/21	1,246,313	769,598
Talen Energy Supply LLC Term Loan B2, 5.235%, 1M LIBOR + 4.000%, 04/15/24	695,800	683,189

		11,719,517

BHFTI-90

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electrical Components & Equipment—0.5%
Electrical Components International, Inc. Term Loan B, 6.085%, 3M LIBOR + 4.750%, 05/28/21	1,284,145	$1,294,178
Electro Rent Corp. 1st Lien Term Loan, 6.272%, 2M LIBOR + 5.000%, 01/19/24	1,191,000	1,202,166
Pelican Products, Inc. Term Loan, 5.583%, 3M LIBOR + 4.250%, 04/11/20	1,545,693	1,554,871

		4,051,215

Electronics—0.9%
EIG Investors Corp. Term Loan, 5.318%, 3M LIBOR + 4.000%, 02/09/23	4,280,870	4,328,585
Excelitas Technologies Corp. 1st Lien Term Loan, 6.340%, 3M LIBOR + 5.000%, 10/31/20	1,779,242	1,785,173
Vantiv LLC Term Loan B1, 09/18/24 (b)	250,000	250,437
Term Loan B4, 08/07/24 (b)	925,000	927,746

		7,291,941

Energy Equipment & Services—0.5%
EnergySolutions LLC Term Loan, 6.090%, 3M LIBOR + 4.750%, 05/29/20	1,374,627	1,396,105
Seadrill Partners Finco LLC Term Loan B, 4.333%, 3M LIBOR + 3.000%, 02/21/21	3,138,196	2,317,034

		3,713,139

Energy-Alternate Sources—0.1%
Green Plains Renewable Energy, Inc. Term Loan B, 6.700%, 1 Week LIBOR + 5.500%, 08/18/23	950,000	953,959

Entertainment—1.5%
Amaya Holdings B.V. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 08/01/21	4,771,986	4,794,519
CDS U.S. Intermediate Holdings, Inc. 1st Lien Term Loan, 5.083%, 3M LIBOR + 3.750%, 07/08/22	1,901,452	1,907,870
Cyan Blue Holdco 3, Ltd. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 07/26/24	274,313	276,255
Gateway Casinos & Entertainment, Ltd. Term Loan B1, 5.083%, 3M LIBOR + 3.750%, 02/22/23	374,063	376,868
National CineMedia LLC Term Loan, 3.990%, 1M LIBOR + 2.750%, 11/26/19	500,000	498,985

Entertainment—(Continued)
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 4.333%, 3M LIBOR + 3.000%, 03/31/24	2,367,498	2,305,775
Seminole Hard Rock Entertainment, Inc. Term Loan B, 4.083%, 3M LIBOR + 2.750%, 05/14/20	263,313	264,410
Sesac Holdco II LLC 1st Lien Term Loan, 4.485%, 1M LIBOR + 3.250%, 02/23/24	522,375	521,940
WMG Acquisition Corp. Term Loan D, 3.737%, 1M LIBOR + 2.500%, 11/01/23	1,795,999	1,802,734

		12,749,356

Environmental Control—0.8%
Advanced Disposal Services, Inc. Term Loan B3, 3.947%, 1 Week LIBOR + 2.750%, 11/10/23	3,463,361	3,492,042
Darling International, Inc. Term Loan B, 3.785%, 1M LIBOR + 2.500%, 01/06/21	671,875	680,055
GFL Environmental, Inc. Term Loan B, 4.083%, 3M LIBOR + 2.750%, 09/29/23	792,000	797,445
HD Supply Waterworks, Ltd. Term Loan B, 4.455%, 6M LIBOR + 3.000%, 08/01/24	725,000	728,806
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 5.750%, 1M LIBOR + 4.500%, 08/10/24	425,000	429,117
Wrangler Buyer Corp. Term Loan B, 09/20/24 (b)	500,000	502,813

		6,630,278

Food—2.8%
Albertson’s LLC Term Loan B4, 3.985%, 1M LIBOR + 2.750%, 08/25/21	1,477,404	1,425,117
Term Loan B5, 4.330%, 3M LIBOR + 3.000%, 12/21/22	1,488,778	1,435,392
Term Loan B6, 4.317%, 3M LIBOR + 3.000%, 06/22/23	4,046,216	3,895,928
Blue Buffalo Co., Ltd. Term Loan B, 3.235%, 1M LIBOR + 2.000%, 05/27/24	947,625	956,509
Centerplate, Inc. Term Loan A, 5.132%, 1M LIBOR + 3.750%, 11/26/19	454,756	455,040
Del Monte Foods, Inc. 1st Lien Term Loan, 4.575%, 3M LIBOR + 3.250%, 02/18/21	1,475,262	1,275,641
Dole Food Co., Inc. Term Loan B, 4.018%, 2M LIBOR + 2.750%, 04/06/24	1,639,688	1,647,202

BHFTI-91

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
High Liner Foods, Inc. Term Loan B, 4.553%, 3M LIBOR + 3.250%, 04/24/21	781,451	$784,381
JBS USA LLC Term Loan B, 3.804%, 3M LIBOR + 2.500%, 10/30/22	5,099,375	5,042,645
Nomad Foods Europe Midco, Ltd. Term Loan B2, 3.984%, 1M LIBOR + 2.750%, 05/15/24	1,187,552	1,196,088
NPC International, Inc. 1st Lien Term Loan, 4.738%, 3M LIBOR + 3.500%, 04/19/24	1,571,063	1,583,172
Pinnacle Foods Finance LLC Term Loan B, 3.232%, 1M LIBOR + 2.000%, 02/02/24	744,375	747,166
Post Holdings, Inc. Incremental Term Loan, 3.490%, 1M LIBOR + 2.250%, 05/24/24	1,571,063	1,576,071
Supervalu, Inc. Delayed Draw Term Loan, 4.735%, 06/08/24	485,717	467,048
Term Loan B, 4.735%, 06/08/24	809,529	778,413

		23,265,813

Food Products—0.0%
American Seafoods Group LLC 1st Lien Term Loan, 4.557%, 3M LIBOR + 3.250%, 08/21/23	325,000	326,381

Forest Products & Paper—0.1%
Expera Specialty Solutions LLC Term Loan B, 5.985%, 1M LIBOR + 4.750%, 11/03/23	990,000	997,425

Hand/Machine Tools—0.5%
Apex Tool Group LLC Term Loan B, 4.500%, 1M LIBOR + 3.250%, 01/31/20	1,806,840	1,758,657
Milacron LLC Amended Term Loan B, 4.235%, 1M LIBOR + 3.000%, 09/28/23	2,654,938	2,670,979

		4,429,636

Health Care Technology—0.1%
Press Ganey Holdings, Inc. 1st Lien Term Loan, 4.485%, 1M LIBOR + 3.250%, 10/21/23	719,563	724,285

Healthcare-Products—2.5%
Alere, Inc. Term Loan B, 4.490%, 3M LIBOR + 3.250%, 06/18/22	1,594,174	1,596,666
Avantor, Inc. 1st Lien Term Loan, 09/07/24 (b)	1,175,000	1,178,672

Healthcare-Products—(Continued)
Carestream Dental Equiment, Inc. 1st Lien Term Loan, 4.583%, 3M LIBOR + 3.250%, 09/01/24	350,000	349,854
CeramTec Acquisition Corp. Term Loan B2, 4.067%, 3M LIBOR + 2.750%, 08/30/20	30,406	30,558
CHG Healthcare Services, Inc. Term Loan B, 4.561%, 3M LIBOR + 3.250%, 06/07/23	2,094,115	2,118,109
Convatec, Inc. Term Loan B, 3.583%, 3M LIBOR + 2.250%, 10/31/23	572,125	575,701
DJO Finance LLC Term Loan, 4.486%, 1M LIBOR + 3.250%, 06/08/20	3,389,209	3,387,938
Faenza Acquisition GmbH Term Loan B1, 4.067%, 3M LIBOR + 2.750%, 08/30/20	244,785	246,009
Term Loan B3, 4.067%, 3M LIBOR + 2.750%, 08/30/20	74,239	74,610
Greatbatch, Ltd. Term Loan B, 4.740%, 1M LIBOR + 3.500%, 10/27/22	2,096,221	2,106,440
Kinetic Concepts, Inc. Term Loan B, 4.583%, 3M LIBOR + 3.250%, 02/02/24	2,543,625	2,536,472
Mallinckrodt International Finance S.A. Term Loan B, 4.083%, 3M LIBOR + 2.750%, 09/24/24	4,058,232	4,058,232
Medical Depot Holdings, Inc. 1st Lien Term Loan, 6.833%, 3M LIBOR + 5.500%, 01/03/23	686,875	648,668
New Millennium HoldCo, Inc. Term Loan, 7.500%, 1M LIBOR + 6.500%, 12/21/20	278,951	143,660
Sterigenics-Nordion Holdings LLC Term Loan B, 4.235%, 1 Week LIBOR + 3.000%, 05/15/22	710,554	711,442
Tecomet, Inc. Term Loan B, 5.061%, 3M LIBOR + 3.750%, 05/02/24	748,125	752,178

		20,515,209

Healthcare-Services—5.8%
Acadia Healthcare Co., Inc. Term Loan B1, 3.985%, 1M LIBOR + 2.750%, 02/11/22	736,780	742,997
Term Loan B2, 3.982%, 1M LIBOR + 2.750%, 02/16/23	1,488,636	1,501,476
ADMI Corp. Term Loan B, 5.065%, 3M LIBOR + 3.750%, 04/30/22	957,936	967,714
Alliance Healthcare Services, Inc. Term Loan B, 4.561%, 3M LIBOR + 3.250%, 06/03/19	1,135,881	1,138,247

BHFTI-92

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.833%, 3M LIBOR + 5.500%, 08/04/21	485,000	$487,425
BioClinica, Inc. 1st Lien Term Loan, 5.563%, 3M LIBOR + 4.250%, 10/20/23	645,125	634,911
CareCore National LLC Term Loan B, 5.235%, 1M LIBOR + 4.000%, 03/05/21	3,036,929	3,074,891
Community Health Systems, Inc. Term Loan G, 4.067%, 3M LIBOR + 2.750%, 12/31/19	1,689,744	1,684,580
Term Loan H, 4.317%, 3M LIBOR + 3.000%, 01/27/21	1,956,857	1,949,246
Concentra, Inc. 1st Lien Term Loan, 4.321%, 3M LIBOR + 3.000%, 06/01/22	476,731	478,355
CPI Holdco LLC 1st Lien Term Loan, 5.340%, 3M LIBOR + 4.000%, 03/21/24	646,751	652,410
DaVita HealthCare Partners, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 06/24/21	3,096,000	3,120,037
Envision Healthcare Corp. Term Loan B, 4.240%, 1M LIBOR + 3.000%, 12/01/23	6,726,551	6,777,699
Equian LLC Delayed Draw Term Loan, 5.059%, 05/20/24	93,882	95,115
Term Loan B, 5.066%, 05/20/24	305,118	309,122
GHX Ultimate Parent Corp. 1st Lien Term Loan, 4.583%, 3M LIBOR + 3.250%, 06/28/24	872,813	879,359
INC Research LLC Term Loan B, 3.485%, 1M LIBOR + 2.250%, 08/01/24	425,000	426,859
Kindred Healthcare, Inc. Term Loan, 4.813%, 3M LIBOR + 3.500%, 04/09/21	3,053,091	3,057,863
MMM Holdings, Inc. Term Loan, 10.250%, 3M LIBOR + 8.750%, 06/30/19	950,964	931,945
MPH Acquisition Holdings LLC Term Loan B, 4.333%, 3M LIBOR + 3.000%, 06/07/23	3,682,133	3,712,816
MSO of Puerto Rico, Inc. Term Loan, 10.250%, 3M LIBOR + 8.750%, 06/30/19	691,346	677,519
National Mentor Holdings, Inc. Term Loan B, 4.331%, 3M LIBOR + 3.000%, 01/31/21	1,041,021	1,051,594
Opal Acquisition, Inc. Term Loan B, 5.319%, 3M LIBOR + 4.000%, 11/27/20	1,686,606	1,595,108

Healthcare-Services—(Continued)
Ortho-Clinical Diagnostics S.A. Term Loan B, 5.083%, 3M LIBOR + 3.750%, 06/30/21	3,274,204	3,288,188
PharMerica Corp. 1st Lien Term Loan, 09/26/24 (b)	750,000	754,219
RadNet, Inc. Term Loan, 5.060%, 3M LIBOR + 3.750%, 06/30/23	1,551,153	1,562,786
Select Medical Corp. Term Loan B, 4.810%, 3M LIBOR + 3.500%, 03/01/21	1,567,125	1,584,011
Surgery Center Holdings, Inc. Term Loan B, 4.490%, 1M LIBOR + 3.250%, 09/02/24	925,000	918,785
Team Health Holdings, Inc. 1st Lien Term Loan, 3.985%, 1M LIBOR + 2.750%, 02/06/24	1,940,250	1,913,572
U.S. Anesthesia Partners, Inc. Term Loan, 4.485%, 1M LIBOR + 3.250%, 06/23/24	1,596,000	1,588,020

		47,556,869

Hotels, Restaurants & Leisure—1.0%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 3.523%, 1M LIBOR + 2.250%, 02/16/24	6,682,324	6,683,019
Aristocrat Leisure, Ltd. Incremental Term Loan, 09/19/24 (b)	500,000	501,375
Eldorado Resorts LLC Term Loan B, 3.563%, 3M LIBOR + 2.250%, 04/17/24	811,864	812,033

		7,996,427

Household Products/Wares—0.9%
KIK Custom Products, Inc. Term Loan B, 5.737%, 1M LIBOR + 4.500%, 08/26/22	1,402,096	1,415,065
Libbey Glass, Inc. Term Loan B, 4.235%, 1M LIBOR + 3.000%, 04/09/21	399,580	369,611
Prestige Brands, Inc. Term Loan B5, 3.985%, 1M LIBOR + 2.750%, 01/26/24	648,791	652,592
Spectrum Brands, Inc. Term Loan B, 3.313%, 3M LIBOR + 2.000%, 06/23/22	1,925,464	1,937,979
Spin Holdco, Inc. Term Loan B, 5.014%, 2M LIBOR + 3.750%, 11/14/22	3,058,692	3,072,392

		7,447,639

Industrial Conglomerates—0.3%
IG Investment Holdings LLC Term Loan, 5.333%, 3M LIBOR + 4.000%, 10/31/21	2,344,271	2,366,736

BHFTI-93

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—3.6%
Alliant Holdings I, Inc. Term Loan B, 4.564%, 3M LIBOR + 3.250%, 08/12/22	2,350,994	$2,363,343
AmWINS Group, Inc. Term Loan B, 3.984%, 1M LIBOR + 2.750%, 01/25/24	2,558,181	2,566,352
Asurion LLC 2nd Lien Term Loan, 7.235%, 1M LIBOR + 6.000%, 08/04/25	1,500,000	1,536,796
Term Loan B4, 3.985%, 1M LIBOR + 2.750%, 08/04/22	5,045,013	5,067,085
Term Loan B5, 4.235%, 1M LIBOR + 3.000%, 11/03/23	3,024,310	3,042,401
Camelot UK Holdco, Ltd. Term Loan B, 4.735%, 1M LIBOR + 3.500%, 10/03/23	2,011,523	2,021,423
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, 5.083%, 3M LIBOR + 3.750%, 12/10/19	1,796,291	1,762,610
Hub International, Ltd. Term Loan B, 4.312%, 3M LIBOR + 3.000%, 10/02/20	3,781,840	3,809,977
UFC Holdings LLC 1st Lien Term Loan, 4.490%, 1M LIBOR + 3.250%, 08/18/23	1,980,000	1,990,520
USI Holdings Corp. Term Loan B, 07/26/24 (b)	550,000	548,969
USI, Inc. Term Loan B, 4.314%, 3M LIBOR + 3.000%, 05/16/24	2,150,000	2,143,505
VF Holding Corp. Reprice Term Loan, 4.485%, 1M LIBOR + 3.250%, 06/30/23	3,244,731	3,260,504

		30,113,485

Internet—2.5%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 4.490%, 1M LIBOR + 3.250%, 10/19/23	2,054,250	2,067,946
Ascend Learning LLC Term Loan B, 4.485%, 1M LIBOR + 3.250%, 07/12/24	1,400,000	1,408,750
Getty Images, Inc. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 10/18/19	4,435,950	3,850,165
Go Daddy Operating Co. LLC Term Loan B, 3.735%, 1M LIBOR + 2.500%, 02/15/24	5,106,685	5,125,519
Match Group, Inc. Term Loan B, 3.809%, 3M LIBOR + 2.500%, 11/16/22	481,250	485,160
SurveyMonkey, Inc. Term Loan, 5.840%, 3M LIBOR + 4.500%, 04/13/24	1,596,000	1,613,955

Internet—(Continued)
Tibco Software, Inc. Term Loan B, 4.740%, 1M LIBOR + 3.500%, 12/04/20	523,681	526,720
Uber Technologies Term Loan B, 5.237%, 1M LIBOR + 4.000%, 07/13/23	4,433,981	4,451,163
Vivid Seats, Ltd. 1st Lien Term Loan, 5.235%, 1M LIBOR + 4.000%, 06/30/24	972,563	973,778

		20,503,156

Internet Software & Services—0.7%
Answers Finance LLC 2nd Lien Term Loan, 12.150%, PRIME + 7.900%, 09/15/21	150,648	144,999
Extreme Reach, Inc. 1st Lien Term Loan, 7.590%, 3M LIBOR + 6.250%, 02/07/20	2,398,410	2,394,412
Sutherland Global Services, Inc. Term Loan B, 6.708%, 3M LIBOR + 5.375%, 04/23/21	846,147	813,359
Travelport Finance (Luxembourg) S.a.r.l. Term Loan, 4.061%, 3M LIBOR + 2.750%, 09/02/21	2,091,739	2,093,050

		5,445,820

Investment Company Securities—0.4%
FinCo I LLC Term Loan B, 2.750%, 1M LIBOR + 2.750%, 06/14/22	1,100,000	1,111,962
LSF9 Atlantis Holdings LLC Term Loan, 7.237%, 1M LIBOR + 6.000%, 05/01/23	944,063	950,947
TKC Holdings, Inc. 1st Lien Term Loan, 5.522%, 2M LIBOR + 4.250%, 02/01/23	970,125	978,250

		3,041,159

IT Services—0.0%
Global Payments, Inc. Term Loan B2, 3.235%, 1M LIBOR + 2.000%, 04/21/23	334,005	335,605

Leisure Products—0.8%
Bombardier Recreational Products, Inc. Term Loan B, 4.240%, 1M LIBOR + 3.000%, 06/30/23	4,306,500	4,338,028
Sabre GLBL, Inc. Incremental Term Loan B, 3.485%, 1M LIBOR + 2.250%, 02/22/24	933,550	938,947
Steinway Musical Instruments, Inc. 1st Lien Term Loan, 5.061%, 3M LIBOR + 3.750%, 09/19/19	1,649,397	1,606,101

		6,883,076

BHFTI-94

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—0.5%
ClubCorp Club Operations, Inc. Incremental Term Loan, 4.588%, 3M LIBOR + 3.250%, 08/15/24	1,700,000	$1,692,258
Delta 2 (LUX) S.a.r.l. Term Loan B3, 4.235%, 1M LIBOR + 3.000%, 02/01/24	675,000	678,222
Hayward Industries, Inc. 1st Lien Term Loan, 4.735%, 1M LIBOR + 3.500%, 08/05/24	425,000	428,276
SRAM LLC Incremental Term Loan, 4.566%, 2M LIBOR + 3.250%, 03/15/24	1,476,801	1,482,339

		4,281,095

Lodging—1.7%
Boyd Gaming Corp. Term Loan B3, 3.694%, 1 Week LIBOR + 2.500%, 09/15/23	950,849	954,679
Caesars Entertainment Operating Co. Extended Term Loan B6, 0.000%, 03/01/22 (g)	1,282,347	1,551,640
CityCenter Holdings LLC Term Loan B, 3.735%, 1M LIBOR + 2.500%, 04/18/24	1,895,250	1,904,874
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 4.240%, 1M LIBOR + 3.000%, 04/27/24	1,221,938	1,221,047
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 3.735%, 1M LIBOR + 2.500%, 11/30/23	893,250	899,182
Hilton Worldwide Finance LLC Term Loan B2, 3.237%, 1M LIBOR + 2.000%, 10/25/23	4,320,081	4,342,130
MGM Growth Properties Operating Partnership L.P. Term Loan B, 3.485%, 1M LIBOR + 2.250%, 04/25/23	1,871,500	1,879,186
Playa Resorts Holding B.V. Term Loan B, 4.320%, 3M LIBOR + 3.000%, 04/05/24	997,500	997,604
Tropicana Entertainment, Inc. Term Loan, 4.235%, 1M LIBOR + 3.000%, 11/27/20	217,333	219,099

		13,969,441

Machinery—0.7%
Allison Transmission, Inc. Term Loan B3, 3.240%, 1M LIBOR + 2.000%, 09/23/22	1,014,676	1,020,042
CPM Holdings, Inc. Term Loan B, 5.485%, 1M LIBOR + 4.250%, 04/11/22	1,261,815	1,279,953
Delachaux S.A. Term Loan B2, 4.831%, 3M LIBOR + 3.500%, 10/28/21	417,088	421,259

Machinery—(Continued)
Dynacast International LLC Term Loan B, 4.583%, 3M LIBOR + 3.250%, 01/28/22	1,205,560	1,213,848
Global Brass & Copper, Inc. Term Loan B, 4.500%, 1M LIBOR + 3.250%, 07/18/23	816,750	823,897
Paladin Brands Holding, Inc. Term Loan B, 0.000%, 08/15/22 (b)	950,000	955,937

		5,714,936

Machinery-Diversified—1.1%
Clark Equipment Co. Term Loan B, 4.083%, 3M LIBOR + 2.750%, 05/18/24	2,114,375	2,129,131
Engineered Machinery Holdings, Inc. 1st Lien Delayed Draw Term Loan, 4.275%, 07/19/24 (f)	106,416	106,615
1st Lien Term Loan, 4.556%, 2M LIBOR + 3.250%, 07/19/24	818,584	820,119
EWT Holdings III Corp. 1st Lien Term Loan, 5.083%, 3M LIBOR + 3.750%, 01/15/21	3,931,731	3,980,878
Gardner Denver, Inc. Term Loan B, 4.083%, 3M LIBOR + 2.750%, 07/30/24	1,225,000	1,227,367
Welbilt, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 03/03/23	835,897	842,428

		9,106,538

Marine—0.2%
Stena International S.a.r.l. Term Loan B, 4.340%, 3M LIBOR + 3.000%, 03/03/21	1,640,500	1,480,551

Media—5.6%
ALM Media Holdings, Inc. 1st Lien Term Loan, 5.833%, 3M LIBOR + 4.500%, 07/31/20	393,125	365,606
AMC Entertainment, Inc. Term Loan, 3.484%, 12/15/22	2,063,250	2,062,631
Term Loan B, 3.484%, 12/15/23	522,375	521,134
AP NMT Acquisition B.V. 1st Lien Term Loan, 7.049%, 3M LIBOR + 5.750%, 08/13/21	1,143,284	1,105,175
Atlantic Broadband Finance LLC Term Loan B, 3.735%, 1M LIBOR + 2.500%, 11/30/19	698,029	700,646
CBS Radio, Inc. Term Loan B, 10/17/23 (b)	450,000	453,600
Term Loan B, 4.737%, 1M LIBOR + 3.500%, 10/17/23	1,725,387	1,739,946
Charter Communications Operating LLC Term Loan E, 3.240%, 1M LIBOR + 2.000%, 07/01/20	1,268,688	1,274,337
Term Loan I Add, 3.490%, 1M LIBOR + 2.250%, 01/15/24	2,043,875	2,054,520

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Crossmark Holdings, Inc. 1st Lien Term Loan, 4.833%, 3M LIBOR + 3.500%, 12/20/19	1,407,211	$956,024
Cumulus Media Holdings, Inc. Term Loan, 4.490%, 1M LIBOR + 3.250%, 12/23/20	4,197,113	3,473,111
Entercom Radio LLC Term Loan, 4.737%, 1M LIBOR + 3.500%, 11/01/23	906,458	909,858
Entravision Communications Corp. Term Loan, 3.833%, 3M LIBOR + 2.500%, 05/31/20	1,701,333	1,705,056
EW Scripps Co. (The) Term Loan B, 08/16/24 (b)	350,000	351,641
Global Eagle Entertainment, Inc. 1st Lien Term Loan, 8.456%, 1 Week LIBOR + 7.000%, 01/06/23	1,110,938	1,086,636
Gray Television, Inc. Term Loan B, 3.737%, 1M LIBOR + 2.500%, 02/07/24	223,313	224,918
Hubbard Radio LLC Term Loan B, 4.490%, 1M LIBOR + 3.250%, 05/27/22	531,667	533,660
iHeartCommunications, Inc. Extended Term Loan E, 8.833%, 3M LIBOR + 7.500%, 07/30/19	425,533	327,660
Term Loan D, 8.083%, 3M LIBOR + 6.750%, 01/30/19	1,323,104	1,024,082
Information Resources, Inc. 1st Lien Term Loan, 5.487%, 1M LIBOR + 4.250%, 01/18/24	1,791,000	1,809,358
Kasima LLC Term Loan B, 3.826%, 3M LIBOR + 2.500%, 05/17/21	307,353	309,786
Mediacom Illinois LLC Term Loan K, 3.450%, 1 Week LIBOR + 2.250%, 02/15/24	461,991	464,070
MH Sub I LLC 1st Lien Term Loan, 4.820%, 3M LIBOR + 3.750%, 09/13/24	475,000	473,091
Mission Broadcasting, Inc. Term Loan B2, 3.737%, 1M LIBOR + 2.500%, 01/17/24	292,351	293,419
Nexstar Broadcasting, Inc. Term Loan B2, 3.737%, 1M LIBOR + 2.500%, 01/17/24	2,335,295	2,343,829
Numericable Group S.A. Term Loan B11, 4.061%, 3M LIBOR + 2.750%, 07/31/25	1,795,500	1,792,836
ProQuest LLC Term Loan B, 4.985%, 1M LIBOR + 3.750%, 10/24/21	1,640,973	1,657,383
Raycom TV Broadcasting LLC Term Loan B, 3.987%, 1M LIBOR + 2.750%, 07/25/24	1,025,000	1,030,125

Media—(Continued)
Sinclair Television Group, Inc. Term Loan B2, 3.490%, 1M LIBOR + 2.250%, 01/03/24	1,768,851	1,774,194
Springer Science+Business Media Deutschland GmbH Term Loan B9, 4.735%, 3M LIBOR + 3.500%, 08/14/20	854,127	856,690
Univision Communications, Inc. Term Loan C5, 3.985%, 1M LIBOR + 2.750%, 03/15/24	7,380,817	7,323,785
Ziggo Secured Finance Partnership Term Loan E, 3.734%, 1M LIBOR + 2.500%, 04/15/25	5,125,000	5,130,340

		46,129,147

Metal Fabricate/Hardware—1.5%
Ameriforge Group, Inc. Term Loan, 7.166%, PIK + 5.000%, 06/08/22 (c) (d) (e)	756,363	801,064
Penn Engineering & Manufacturing Corp. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 06/27/24	249,375	249,998
Rexnord LLC Term Loan B, 4.060%, 3M LIBOR + 2.750%, 08/21/23	5,836,957	5,864,058
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.817%, 3M LIBOR + 5.500%, 09/30/23	569,250	576,081
Zekelman Industries, Inc. Term Loan B, 4.073%, 3M LIBOR + 2.750%, 06/14/21	4,895,904	4,920,384

		12,411,585

Mining—0.2%
Neenah Foundry Co. Term Loan, 7.771%, 2M LIBOR + 6.500%, 04/26/19	1,440,451	1,429,648
New Day Aluminum LLC First Out Term Loan, 4.000%, PIK + 6.000%, 10/28/20 (c) (d) (e)	28,988	17,393
Noranda Aluminum Acquisition Corp. Term Loan B, 0.000%, 02/28/19 (c) (d) (e) (g)	481,897	76,766

		1,523,807

Miscellaneous Manufacturing—1.1%
Filtration Group Corp. 1st Lien Term Loan, 4.235%, 1M LIBOR + 3.000%, 11/21/20	1,353,338	1,363,368
Gates Global LLC Term Loan B, 4.583%, 3M LIBOR + 3.250%, 04/01/24	3,506,783	3,525,912
Husky Injection Molding Systems, Ltd. 1st Lien Term Loan, 4.485%, 1M LIBOR + 3.250%, 06/30/21	2,965,664	2,989,256

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Werner FinCo L.P. Term Loan, 5.235%, 1M LIBOR + 4.000%, 07/24/24	1,025,000	$1,029,165

		8,907,701

Multi-Utilities—0.1%
Lonestar Generation LLC Term Loan B, 5.567%, 3M LIBOR + 4.250%, 02/22/21	533,437	511,433

Office/Business Equipment—0.6%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.522%, 2M LIBOR + 4.250%, 06/21/24	498,750	501,697
CDW LLC Term Loan B, 3.340%, 3M LIBOR + 2.000%, 08/17/23	4,164,975	4,191,006

		4,692,703

Oil & Gas—2.4%
Apro LLC Term Loan B, 5.240%, 1M LIBOR + 4.000%, 08/08/24	250,000	252,188
BCP Raptor LLC Term Loan B, 5.522%, 1 Week LIBOR + 4.250%, 06/24/24	673,313	679,765
Bronco Midstream Funding LLC Term Loan B, 5.316%, 3M LIBOR + 4.000%, 08/15/20	2,002,346	2,032,381
CITGO Holding, Inc. Term Loan B, 9.796%, 3M LIBOR + 8.500%, 05/12/18	686,894	693,821
Citgo Petroleum Corp. Term Loan B, 4.796%, 3M LIBOR + 3.500%, 07/29/21	2,410,594	2,417,121
Crestwood Holdings LLC Term Loan B1, 9.234%, 1M LIBOR + 8.000%, 06/19/19	1,339,646	1,341,320
Emerald Expositions Holding, Inc. Term Loan B, 4.333%, 3M LIBOR + 3.000%, 05/22/24	1,072,313	1,080,020
Fieldwood Energy LLC 1st Lien Last Out Term Loan, 8.458%, 3M LIBOR + 7.125%, 09/30/20	297,370	206,672
1st Lien Term Loan, 4.208%, 3M LIBOR + 2.875%, 09/28/18	1,051,437	977,836
1st Lien Term Loan, 8.333%, 3M LIBOR + 7.000%, 08/31/20	225,000	199,500
2nd Lien Term Loan, 8.458%, 3M LIBOR + 7.125%, 09/30/20	377,630	154,828
MEG Energy Corp. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 12/31/23	5,436,984	5,419,993

Oil & Gas—(Continued)
Oxbow Carbon LLC Term Loan B, 4.735%, 1M LIBOR + 3.500%, 01/19/20	633,750	639,295
Paragon Offshore Finance Co. Takeback Term Loan B, 7.304%, 07/18/22	51,930	43,361
Term Loan B, 0.000%, 07/18/21 (b) (c) (d) (e)	8,505	0
Sheridan Production Partners I LLC Term Loan B2, 4.820%, 3M LIBOR + 3.500%, 10/01/19	1,052,042	894,236
Term Loan B2 I-A, 4.820%, 3M LIBOR + 3.500%, 10/01/19	139,404	118,494
Term Loan B2 I-M, 4.820%, 3M LIBOR + 3.500%, 10/01/19	85,149	72,377
Southcross Energy Partners L.P. 1st Lien Term Loan, 5.583%, 3M LIBOR + 4.250%, 08/04/21	482,734	427,220
Southcross Holdings Borrower L.P. Term Loan B, 3.500%, 04/13/23	56,598	49,524
TPF II Power LLC Term Loan B, 4.985%, 1M LIBOR + 3.750%, 10/02/23	665,313	668,818
Ultra Resources, Inc. 1st Lien Term Loan, 4.309%, 2M LIBOR + 3.000%, 04/12/24	1,375,000	1,377,292

		19,746,062

Packaging & Containers—2.6%
Berry Plastics Group, Inc. Term Loan M, 3.485%, 1M LIBOR + 2.250%, 10/01/22	818,346	820,604
BWAY Holding Co. Term Loan B, 4.481%, 1M LIBOR + 3.250%, 04/03/24	1,945,125	1,951,204
Consolidated Container Co. LLC 1st Lien Term Loan, 4.735%, 1M LIBOR + 3.500%, 05/22/24	375,000	377,871
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.299%, 3M LIBOR + 3.000%, 12/29/23	4,716,938	4,724,013
Multi Color Corp. Term Loan B, 09/20/24 (b)	325,000	326,625
Reynolds Group Holdings, Inc. Term Loan, 3.985%, 1M LIBOR + 3.000%, 02/05/23	8,549,919	8,594,293
Ring Container Technologies Group LLC 1st Lien Term Loan, 09/27/24 (b)	450,000	451,125
SIG Combibloc U.S. Acquisition, Inc. Term Loan, 4.235%, 1M LIBOR + 3.000%, 03/13/22	3,082,576	3,098,164
Signode Industrial Group U.S., Inc. Term Loan B, 4.031%, 3M LIBOR + 2.750%, 05/04/21	998,438	1,000,310

		21,344,209

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—4.3%
Akorn, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.250%, 04/16/21	895,627	$907,371
Alkermes, Inc. Term Loan B, 4.070%, 3M LIBOR + 2.750%, 09/25/21	357,143	359,821
Amneal Pharmaceuticals LLC Term Loan, 4.833%, 3M LIBOR + 3.500%, 11/01/19	4,410,028	4,442,186
Arbor Pharmaceuticals, Inc. Term Loan B, 6.333%, 3M LIBOR + 5.000%, 07/05/23	2,541,132	2,576,073
Auris Luxembourg III S.a.r.l. Term Loan B7, 4.333%, 3M LIBOR + 3.000%, 01/17/22	1,718,666	1,728,333
Change Healthcare Holdings, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 03/01/24	7,263,500	7,288,014
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.500%, 1M LIBOR + 4.250%, 04/29/24	4,513,688	4,564,467
Genoa, a QoL Healthcare Co. LLC 1st Lien Term Loan, 4.485%, 1M LIBOR + 3.250%, 10/28/23	569,261	573,174
Grifols Worldwide Operations USA, Inc. Term Loan, 3.447%, 3M LIBOR + 2.250%, 01/31/25	3,233,750	3,243,487
HLF Financing S.a.r.l. Term Loan B, 6.735%, 1M LIBOR + 5.500%, 02/15/23	1,395,625	1,409,799
Horizon Pharma, Inc. Term Loan B, 5.000%, 1M LIBOR + 3.750%, 03/29/24	1,166,435	1,177,370
Indivior Finance S.a.r.l. Term Loan B, 7.320%, 3M LIBOR + 6.000%, 12/19/19	781,842	788,683
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.990%, 1M LIBOR + 4.750%, 04/01/22	6,282,924	6,401,514

		35,460,292

Pipelines—0.3%
Energy Transfer Equity L.P. Term Loan B, 3.981%, 1M LIBOR + 2.750%, 02/02/24	2,220,000	2,232,290

Professional Services—0.2%
Trans Union LLC Term Loan B3, 3.235%, 1M LIBOR + 2.000%, 04/10/23	1,484,678	1,484,029

Real Estate—1.3%
Americold Realty Operating Partnership L.P. Term Loan B, 4.985%, 1M LIBOR + 3.750%, 12/01/22	408,775	413,970

Real Estate—(Continued)
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.566%, 3M LIBOR + 3.250%, 11/04/21	3,850,583	3,864,221
RE/MAX International, Inc. Term Loan B, 4.083%, 3M LIBOR + 2.750%, 12/15/23	1,905,306	1,913,642
Realogy Corp. Term Loan B, 3.485%, 1M LIBOR + 2.250%, 07/20/22	2,567,437	2,584,287
RHP Hotel Properties L.P. Term Loan B, 3.560%, 3M LIBOR + 2.250%, 05/11/24	2,298,000	2,312,362

		11,088,482

Real Estate Investment Trusts—0.5%
ESH Hospitality, Inc. Term Loan B, 3.735%, 1M LIBOR + 2.500%, 08/30/23	1,262,274	1,269,287
Quality Care Properties, Inc. 1st Lien Term Loan, 6.485%, 1M LIBOR + 5.250%, 10/31/22	2,506,063	2,521,725

		3,791,012

Retail—4.7%
Alphabet Holding Co., Inc. 1st Lien Term Loan, 4.833%, 3M LIBOR + 3.500%, 09/26/24	2,250,000	2,232,891
Ascena Retail Group, Inc. Term Loan B, 5.750%, 1M LIBOR + 4.500%, 08/21/22	2,014,923	1,656,015
Bass Pro Group LLC Term Loan B, 6.235%, 1M LIBOR + 5.000%, 12/16/23	1,225,000	1,157,625
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 4.982%, 1M LIBOR + 3.750%, 02/03/24	922,688	886,501
David’s Bridal, Inc. Term Loan B, 5.340%, 3M LIBOR + 4.000%, 10/11/19	1,612,459	1,265,781
Evergreen Acqco 1 L.P. Term Loan, 5.064%, 3M LIBOR + 3.750%, 07/09/19	1,449,696	1,358,485
General Nutrition Centers, Inc. Term Loan, 3.740%, 1M LIBOR + 2.500%, 03/04/19	1,315,033	1,260,240
Golden Nugget, Inc. Incremental Term Loan, 4.488%, 3M LIBOR + 3.250%, 10/04/23	3,181,772	3,202,454
Harbor Freight Tools USA, Inc. Term Loan B, 4.485%, 1M LIBOR + 3.250%, 08/18/23	1,517,938	1,524,474
J. Crew Group, Inc. Term Loan B, 4.287%, 3M LIBOR + 3.000%, 03/05/21 (c) (d) (e)	3,143,929	1,617,552

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Men’s Wearhouse, Inc. (The) Term Loan B, 4.770%, 1M LIBOR + 3.500%, 06/18/21	868,527	$845,451
Michaels Stores, Inc. Term Loan B1, 3.985%, 1M LIBOR + 2.750%, 01/30/23	2,689,687	2,688,425
Neiman Marcus Group, Ltd. LLC Term Loan, 4.481%, 1M LIBOR + 3.250%, 10/25/20	1,979,781	1,481,743
Party City Holdings, Inc. Term Loan, 4.321%, 3M LIBOR + 3.000%, 08/19/22	2,446,656	2,455,640
PetSmart, Inc. Term Loan B2, 4.240%, 1M LIBOR + 3.000%, 03/11/22	3,920,509	3,338,035
Pier 1 Imports (U.S.), Inc. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 04/30/21	1,485,210	1,435,084
Pilot Travel Centers LLC Term Loan B, 3.235%, 3M LIBOR + 2.000%, 05/25/23	1,446,985	1,458,441
Pizza Hut Holdings LLC 1st Lien Term Loan B, 3.234%, 1M LIBOR + 2.000%, 06/16/23	965,274	970,790
Rite Aid Corp. 2nd Lien Term Loan, 5.990%, 1M LIBOR + 4.750%, 08/21/20	450,000	453,094
Sage Automotive Interiors, Inc. 1st Lien Term Loan, 6.235%, 1M LIBOR + 5.000%, 10/27/22	694,750	699,961
Serta Simmons Bedding LLC 1st Lien Term Loan, 4.802%, 3M LIBOR + 3.500%, 11/08/23	4,228,750	4,114,223
Toys “R” Us Property Co. I LLC Term Loan B, 6.235%, 1M LIBOR + 5.000%, 08/21/19	3,008,521	2,841,172

		38,944,077

Semiconductors—0.8%
Bright Bidco B.V. Term Loan B, 5.816%, 3M LIBOR + 4.500%, 06/30/24	1,770,563	1,789,375
Cypress Semiconductor Corp. Term Loan B, 3.990%, 1M LIBOR + 2.750%, 07/05/21	1,021,250	1,028,654
Entegris, Inc. Term Loan B, 3.485%, 1M LIBOR + 2.250%, 04/30/21	181,296	182,429
Lattice Semiconductor Corp. Term Loan, 5.481%, 1M LIBOR + 4.250%, 03/10/21	1,824,024	1,837,704
M/A-COM Technology Solutions Holdings, Inc. Add on Term Loan, 3.487%, 1M LIBOR + 2.250%, 05/17/24	1,156,057	1,154,612

Semiconductors—(Continued)
Microsemi Corp. Term Loan B, 3.553%, 3M LIBOR + 2.250%, 01/15/23	346,710	347,856

		6,340,630

Software—6.9%
Almonde, Inc. 1st Lien Term Loan, 4.817%, 3M LIBOR + 3.500%, 06/13/24	2,475,000	2,488,155
Applied Systems, Inc. 1st Lien Term Loan, 09/19/24 (b)	2,125,000	2,148,020
Campaign Monitor Finance Pty, Ltd. 1st Lien Term Loan, 6.583%, 3M LIBOR + 5.250%, 03/18/21 (c) (d) (e)	707,442	699,164
DigiCert, Inc. Term Loan B1, 09/20/24 (b)	900,000	909,788
Eze Castle Software, Inc. 1st Lien Term Loan, 4.333%, 3M LIBOR + 3.000%, 04/06/20	2,565,484	2,578,311
First Data Corp. Term Loan, 3.487%, 1M LIBOR + 2.250%, 07/08/22	2,405,003	2,410,566
Term Loan, 3.737%, 1M LIBOR + 2.500%, 04/26/24	1,905,146	1,912,831
Hyland Software, Inc. 1st Lien Term Loan, 4.485%, 1M LIBOR + 3.250%, 07/01/22	3,176,194	3,210,188
Infoblox, Inc. 1st Lien Term Loan, 6.235%, 1M LIBOR + 5.000%, 11/07/23	1,571,063	1,584,319
Infor (U.S.), Inc. Term Loan B6, 4.083%, 3M LIBOR + 2.750%, 02/01/22	7,765,093	7,759,635
Informatica Corp. Term Loan, 4.833%, 3M LIBOR + 3.500%, 08/05/22	4,714,215	4,722,634
ION Trading Finance, Ltd. Term Loan B1, 4.083%, 3M LIBOR + 2.750%, 08/11/23	2,291,735	2,288,871
Kronos, Inc. Term Loan B, 4.811%, 3M LIBOR + 3.500%, 11/01/23	5,533,257	5,570,778
MA FinanceCo. LLC Term Loan B2, 3.811%, 3M LIBOR + 2.500%, 11/19/21	1,901,085	1,903,659
Term Loan B3, 3.987%, 1M LIBOR + 2.750%, 06/21/24	457,873	458,568
Mitel Networks Corp. 1st Lien Term Loan B, 07/27/23 (b)	425,000	427,258
Quintiles IMS, Inc. Term Loan B, 3.333%, 3M LIBOR + 2.000%, 03/07/24	1,806,064	1,819,797
Term Loan B2, 01/31/25 (b)	1,050,000	1,056,563
Renaissance Learning, Inc. 1st Lien Term Loan, 5.083%, 3M LIBOR + 3.750%, 04/09/21	1,731,548	1,744,102

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Rocket Software, Inc. 1st Lien Term Loan, 5.583%, 3M LIBOR + 4.250%, 10/14/23	1,113,750	$1,126,976
Seattle Spinco, Inc. Term Loan B3, 3.987%, 1M LIBOR + 2.750%, 06/21/24	3,092,127	3,096,821
SS&C Technologies, Inc. Term Loan B1, 3.485%, 1M LIBOR + 2.250%, 07/08/22	1,581,258	1,591,264
Term Loan B2, 3.485%, 1M LIBOR + 2.250%, 07/08/22	83,630	84,159
Synchronoss Technologies, Inc. Term Loan, 5.735%, 1M LIBOR + 4.500%, 01/19/24	746,250	714,223
Syncsort, Inc. Term Loan B, 6.314%, 3M LIBOR + 5.000%, 08/09/24	1,400,000	1,386,000
Veritas Bermuda, Ltd. Term Loan B, 5.833%, 3M LIBOR + 4.500%, 01/27/23	2,197,896	2,215,558
Wall Street Systems Delaware, Inc. Term Loan B, 4.833%, 3M LIBOR + 3.500%, 08/26/23	674,410	677,642

		56,585,850

Technology Hardware, Storage & Peripherals—0.3%
Western Digital Corp. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 04/29/23	2,651,575	2,674,777

Telecommunications—5.7%
CenturyLink, Inc. Term Loan B, 2.750%, 01/31/25	4,850,000	4,708,831
Colorado Buyer, Inc. Term Loan B, 4.310%, 3M LIBOR + 3.000%, 05/01/24	1,521,188	1,529,174
CommScope, Inc. Term Loan B5, 3.235%, 1M LIBOR + 2.000%, 12/29/22	814,150	817,076
Consolidated Communications, Inc. Term Loan B, 4.240%, 1M LIBOR + 3.000%, 10/04/23	1,020,742	998,286
CPI International, Inc. 1st Lien Term Loan, 4.735%, 1M LIBOR + 3.500%, 07/26/24	625,000	626,269
CSC Holdings LLC 1st Lien Term Loan, 3.484%, 1M LIBOR + 2.250%, 07/17/25	2,454,785	2,442,276
Digicel International Finance, Ltd. Term Loan B, 5.070%, 3M LIBOR + 3.750%, 05/28/24	725,000	730,664
Frontier Communications Corp. Term Loan B1, 4.990%, 1M LIBOR + 3.750%, 06/15/24	1,820,438	1,735,592

Telecommunications—(Continued)
Intelsat Jackson Holdings S.A. Term Loan B2, 4.071%, 3M LIBOR + 2.750%, 06/30/19	4,875,000	4,865,352
Level 3 Financing, Inc. Term Loan B, 3.486%, 1M LIBOR + 2.250%, 02/22/24	2,550,000	2,552,277
MCC Iowa LLC Term Loan H, 3.700%, 1 Week LIBOR + 2.500%, 01/29/21	909,625	916,726
Onvoy LLC 1st Lien Term Loan B, 5.833%, 1 Week LIBOR + 4.500%, 02/10/24	871,124	870,579
Radiate Holdco LLC 1st Lien Term Loan, 4.235%, 1M LIBOR + 3.000%, 02/01/24	671,625	663,545
Sprint Communications, Inc. 1st Lien Term Loan B, 3.750%, 1M LIBOR + 2.500%, 02/02/24	3,283,500	3,292,589
Switch, Ltd. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 06/27/24	224,438	226,457
Syniverse Holdings, Inc. Term Loan, 4.311%, 3M LIBOR + 3.000%, 04/23/19	1,709,691	1,655,730
Term Loan B, 4.333%, 3M LIBOR + 3.000%, 04/23/19	1,847,521	1,789,210
Telenet Financing USD LLC Term Loan AI, 3.984%, 1M LIBOR + 2.750%, 06/30/25	2,875,000	2,886,581
Telesat Canada Term Loan B4, 4.240%, 1M LIBOR + 3.000%, 11/17/23	4,578,837	4,623,398
UPC Financing Partnership Term Loan AP, 3.984%, 1M LIBOR + 2.750%, 04/15/25	2,500,000	2,511,830
Virgin Media Bristol LLC Term Loan I, 3.984%, 1M LIBOR + 2.750%, 01/31/25	6,450,000	6,481,747

		46,924,189

Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp. Term Loan B, 6.231%, 1M LIBOR + 5.000%, 12/05/20	360,938	360,336

Trading Companies & Distributors—0.1%
DXP Enterprises, Inc. Term Loan B, 6.735%, 1M LIBOR + 5.500%, 08/14/23	475,000	473,516
Solenis International L.P. 1st Lien Term Loan, 4.567%, 3M LIBOR + 3.250%, 07/31/21	289,911	289,755
STS Operating, Inc. Term Loan, 4.984%, 3M LIBOR + 3.750%, 02/12/21	303,655	306,312

		1,069,583

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation—0.2%
Hanjin International Corp. Term Loan B, 09/20/20 (b)	475,000	$476,187
Kenan Advantage Group, Inc. Term Loan, 4.235%, 1M LIBOR + 3.000%, 07/31/22	575,498	576,278
Term Loan B, 4.235%, 1M LIBOR + 3.000%, 07/31/22	176,136	176,374
PODS LLC Term Loan B2, 4.485%, 1M LIBOR + 3.250%, 02/02/22	322,511	324,779

		1,553,618

Trucking & Leasing—0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B1, 3.486%, 1M LIBOR + 2.250%, 09/20/20	249,375	250,488
Term Loan B2, 3.986%, 1M LIBOR + 2.750%, 04/03/22	5,910,188	5,928,657

		6,179,145

Wireless Telecommunication Services—0.2%
SBA Senior Finance II LLC Term Loan B1, 3.490%, 1M LIBOR + 2.250%, 03/24/21	1,910,812	1,918,907

Total Floating Rate Loans (Cost $788,351,644)		781,751,460

Common Stocks—0.5%

Capital Markets—0.1%
RCS Capital Corp. (h) (i)	35,138	1,036,578

Commercial Services—0.1%
IAP Worldwide Services LLC (c) (d) (e) (h) (i)	44	457,134

Gas Utilities—0.0%
Southcross Holding GP LLC (c) (d) (e) (h) (i)	59	0
Southcross Holding L.P. - Class A (h) (i)	59	33,040

		33,040

Health Care Providers & Services—0.0%
Millennium Health LLC (h) (i)	31,600	35,550

Internet Software & Services—0.1%
Answers Corp. (h) (i)	29,070	460,274

Metals & Mining—0.1%
Ameriforge Group, Inc. (h) (i)	48,529	1,698,515

Oil, Gas & Consumable Fuels—0.1%
Paragon Offshore Finance Co. (d) (h) (i)	1,527	28,250
Paragon Offshore Finance Co. - Class A (d) (h) (i)	1,527	1,412

Oil, Gas & Consumable Fuels—(Continued)
Paragon Offshore Finance Co. - Class B (d) (h) (i)	764	13,752
Samson Resources II LLC - Class A (h) (i)	19,666	465,429

		508,843

Total Common Stocks (Cost $2,906,995)		4,229,934

Short-Term Investment—6.1%

Repurchase Agreement—6.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $50,863,754 on 10/02/17, collateralized by $51,380,000 U.S. Treasury Note at 2.000% due 11/30/22 with a value of $51,881,674.	50,863,245	50,863,245

Total Short-Term Investments (Cost $50,863,245)		50,863,245

Total Investments—101.2% (Cost $842,121,884)		836,844,639
Unfunded Loan Commitments—(0.0)% (Cost $(234,505))		(234,505)
Net Investments—101.2% (Cost $841,887,379)		836,610,134
Other assets and liabilities (net)—(1.2)%		(9,891,220)

Net Assets—100.0%		$826,718,914

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This loan will settle after September 30, 2017, at which time the interest rate will be determined.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.5% of net assets.
(d)	Illiquid security. As of September 30, 2017, these securities represent 0.5% of net assets.

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Non-income producing security.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$1,973,933	$—	$1,973,933
Aerospace/Defense	—	14,718,821	—	14,718,821
Auto Components	—	9,247,551	—	9,247,551
Auto Manufacturers	—	2,472,255	—	2,472,255
Auto Parts & Equipment	—	6,542,986	—	6,542,986
Banks	—	1,084,597	—	1,084,597
Beverages	—	2,838,273	—	2,838,273
Building Materials	—	8,249,041	—	8,249,041
Capital Markets	—	11,892,053	—	11,892,053
Chemicals	—	31,881,304	—	31,881,304
Coal	—	1,748,875	—	1,748,875
Commercial Services (Less Unfunded Loan Commitments of $223,222)	—	42,753,025	291,646	43,044,671
Commercial Services & Supplies	—	275,456	—	275,456
Computers	—	9,411,625	—	9,411,625
Construction Materials	—	1,810,515	—	1,810,515
Cosmetics/Personal Care	—	2,485,625	—	2,485,625
Distributors	—	2,726,196	—	2,726,196
Diversified Consumer Services	—	2,347,379	—	2,347,379
Diversified Financial Services	—	31,292,531	—	31,292,531
Electric	—	11,719,517	—	11,719,517
Electrical Components & Equipment	—	4,051,215	—	4,051,215
Electronics	—	7,291,941	—	7,291,941
Energy Equipment & Services	—	3,713,139	—	3,713,139
Energy-Alternate Sources	—	953,959	—	953,959
Entertainment	—	12,749,356	—	12,749,356
Environmental Control	—	6,630,278	—	6,630,278
Food	—	23,265,813	—	23,265,813
Food Products	—	326,381	—	326,381
Forest Products & Paper	—	997,425	—	997,425
Hand/Machine Tools	—	4,429,636	—	4,429,636

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Technology	$—	$724,285	$—	$724,285
Healthcare-Products	—	20,515,209	—	20,515,209
Healthcare-Services	—	47,556,869	—	47,556,869
Hotels, Restaurants & Leisure	—	7,996,427	—	7,996,427
Household Products/Wares	—	7,447,639	—	7,447,639
Industrial Conglomerates	—	2,366,736	—	2,366,736
Insurance	—	30,113,485	—	30,113,485
Internet	—	20,503,156	—	20,503,156
Internet Software & Services	—	5,445,820	—	5,445,820
Investment Company Securities	—	3,041,159	—	3,041,159
IT Services	—	335,605	—	335,605
Leisure Products	—	6,883,076	—	6,883,076
Leisure Time	—	4,281,095	—	4,281,095
Lodging	—	13,969,441	—	13,969,441
Machinery	—	5,714,936	—	5,714,936
Machinery-Diversified (Less Unfunded Loan Commitments of $11,283)	—	9,095,255	—	9,095,255
Marine	—	1,480,551	—	1,480,551
Media	—	46,129,147	—	46,129,147
Metal Fabricate/Hardware	—	11,610,521	801,064	12,411,585
Mining	—	1,429,648	94,159	1,523,807
Miscellaneous Manufacturing	—	8,907,701	—	8,907,701
Multi-Utilities	—	511,433	—	511,433
Office/Business Equipment	—	4,692,703	—	4,692,703
Oil & Gas	—	19,746,062	0	19,746,062
Packaging & Containers	—	21,344,209	—	21,344,209
Pharmaceuticals	—	35,460,292	—	35,460,292
Pipelines	—	2,232,290	—	2,232,290
Professional Services	—	1,484,029	—	1,484,029
Real Estate	—	11,088,482	—	11,088,482
Real Estate Investment Trusts	—	3,791,012	—	3,791,012
Retail	—	37,326,525	1,617,552	38,944,077
Semiconductors	—	6,340,630	—	6,340,630
Software	—	55,886,686	699,164	56,585,850
Technology Hardware, Storage & Peripherals	—	2,674,777	—	2,674,777
Telecommunications	—	46,924,189	—	46,924,189
Thrifts & Mortgage Finance	—	360,336	—	360,336
Trading Companies & Distributors	—	1,069,583	—	1,069,583
Transportation	—	1,553,618	—	1,553,618
Trucking & Leasing	—	6,179,145	—	6,179,145
Wireless Telecommunication Services	—	1,918,907	—	1,918,907
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	778,013,370	3,503,585	781,516,955
Common Stocks
Capital Markets	—	1,036,578	—	1,036,578
Commercial Services	—	—	457,134	457,134
Gas Utilities	—	33,040	0	33,040
Health Care Providers & Services	—	35,550	—	35,550
Internet Software & Services	—	460,274	—	460,274
Metals & Mining	—	1,698,515	—	1,698,515
Oil, Gas & Consumable Fuels	—	508,843	—	508,843
Total Common Stocks	—	3,772,800	457,134	4,229,934
Total Short-Term Investment*	—	50,863,245	—	50,863,245
Total Net Investments	$—	$832,649,415	$3,960,719	$836,610,134

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 2 to Level 3 in the amount of $2,798,332 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—37.8% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
Lockheed Martin Corp. 1.850%, 11/23/18	1,600,000	$1,601,338

Agriculture—0.6%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,100,000	3,147,051
Reynolds American, Inc. 2.300%, 06/12/18	3,200,000	3,214,063

		6,361,114

Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC 2.597%, 11/04/19 (a)	3,000,000	3,024,202

Auto Parts & Equipment—0.4%
Delphi Automotive plc 3.150%, 11/19/20	4,500,000	4,604,239

Banks—12.4%
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A) (a)	4,600,000	4,682,443
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/21 (EUR)	4,100,000	5,260,141
Banco Popular Espanol S.A. 1.000%, 03/03/22 (EUR)	1,100,000	1,341,949
Bank of America Corp. 2.151%, 11/09/20	2,700,000	2,692,247
2.344%, 3M USD LIBOR + 1.040%, 01/15/19 (b)	6,600,000	6,664,858
2.600%, 01/15/19	2,500,000	2,520,206
2.650%, 04/01/19	1,500,000	1,513,500
Bank of New York Mellon Corp. (The) 2.184%, 3M USD LIBOR + 0.870%, 08/17/20 (b)	3,900,000	3,968,387
BB&T Corp. 2.050%, 06/19/18	1,000,000	1,002,809
Capital One Financial Corp. 2.500%, 05/12/20	1,700,000	1,707,915
3.050%, 03/09/22 (a)	2,700,000	2,730,831
Citigroup, Inc. 2.074%, 3M USD LIBOR + 0.770%, 04/08/19 (b)	1,600,000	1,609,636
2.400%, 02/18/20	4,600,000	4,634,272
Depfa ACS Bank 2.125%, 10/13/17 (CHF)	2,750,000	2,837,042
Deutsche Bank AG 2.626%, 3M USD LIBOR + 1.310%, 08/20/20 (b)	3,700,000	3,745,736
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	1,994,534
Goldman Sachs Group, Inc. (The) 2.520%, 3M USD LIBOR + 1.200%, 09/15/20 (a) (b)	8,700,000	8,864,737
HSBC Holdings plc 3.400%, 03/08/21 (a)	1,500,000	1,546,702

Banks—(Continued)
HSBC USA, Inc. 2.000%, 08/07/18	4,600,000	4,614,916
Industrial & Commercial Bank of China, Ltd. 3.231%, 11/13/19	2,700,000	2,742,079
ING Bank NV 2.025%, 3M USD LIBOR + 0.690%, 10/01/19 (144A) (b)	6,300,000	6,343,430
Intesa Sanpaolo S.p.A. 3.875%, 01/16/18	3,900,000	3,921,531
3.875%, 01/15/19 (a)	6,100,000	6,227,106
JPMorgan Chase & Co. 1.850%, 03/22/19 (a)	6,500,000	6,505,947
2.200%, 10/22/19 (a)	4,000,000	4,023,855
2.400%, 06/07/21 (a)	1,100,000	1,103,748
Morgan Stanley 2.457%, 3M USD LIBOR + 1.140%, 01/27/20 (b)	7,900,000	8,021,854
2.800%, 06/16/20 (a)	2,700,000	2,745,035
Norddeutsche Landesbank Girozentrale 2.000%, 02/05/19 (144A)	4,000,000	4,004,804
Regions Financial Corp. 2.000%, 05/15/18	3,200,000	3,199,898
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,700,344
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	4,000,000	4,002,139
Wells Fargo & Co. 2.193%, 3M USD LIBOR + 0.880%, 07/22/20 (b)	7,800,000	7,917,210
2.500%, 03/04/21	1,100,000	1,107,545
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,703,201
Woori Bank 4.750%, 04/30/24 (144A)	2,400,000	2,495,808

		135,698,395

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,400,000	3,455,218
Coca-Cola Femsa S.A.B. de C.V. 2.375%, 11/26/18 (a)	1,528,000	1,538,232

		4,993,450

Biotechnology—1.6%
Amgen, Inc. 1.915%, 3M USD LIBOR + 0.600%, 05/22/19 (a) (b)	4,500,000	4,531,643
Baxalta, Inc. 2.000%, 06/22/18	1,400,000	1,403,069
2.875%, 06/23/20	3,300,000	3,349,301
Biogen, Inc. 2.900%, 09/15/20 (a)	4,500,000	4,610,366
Celgene Corp. 2.300%, 08/15/18	3,000,000	3,017,050

		16,911,429

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.1%
E.I. du Pont de Nemours & Co. 2.200%, 05/01/20 (a)	600,000	$603,861

Computers—0.7%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	2,800,000	2,855,601
Hewlett Packard Enterprise Co. 2.100%, 10/04/19 (144A)	1,200,000	1,200,407
3.231%, 3M USD LIBOR + 1.930%, 10/05/18 (b)	3,600,000	3,655,582

		7,711,590

Cosmetics/Personal Care—0.3%
Colgate-Palmolive Co. 0.900%, 05/01/18	2,000,000	1,993,662
Procter & Gamble Co. (The) 1.700%, 11/03/21	1,500,000	1,483,426

		3,477,088

Diversified Financial Services—1.3%
Capital One Bank USA N.A. 2.300%, 06/05/19	5,900,000	5,916,601
Navient Corp. 5.500%, 01/15/19 (a)	1,400,000	1,446,732
6.625%, 07/26/21 (a)	500,000	535,000
Protective Life Global Funding 1.722%, 04/15/19 (144A) (a)	1,900,000	1,893,647
2.262%, 04/08/20 (144A)	3,100,000	3,100,382
Seven & Seven, Ltd. 2.452%, 6M USD LIBOR + 1.000%, 09/11/19 (144A) (b)	640,000	636,469
Springleaf Finance Corp. 6.000%, 06/01/20	600,000	633,000

		14,161,831

Electric—2.0%
Calpine Corp. 5.375%, 01/15/23 (a)	6,400,000	6,232,960
Dominion Energy, Inc. 2.500%, 12/01/19	1,900,000	1,916,292
Engie S.A. 1.625%, 10/10/17 (144A)	1,000,000	999,990
PSEG Power LLC 3.000%, 06/15/21 (a)	3,300,000	3,360,350
Southern Co. (The) 2.350%, 07/01/21	2,800,000	2,784,426
2.450%, 09/01/18	3,000,000	3,020,952
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	1,100,000	1,097,470
2.750%, 05/07/19 (144A)	1,100,000	1,110,604
Talen Energy Supply LLC 9.500%, 07/15/22 (144A) (a)	800,000	740,000

		21,263,044

Food—0.8%
Kraft Heinz Foods Co. 2.000%, 07/02/18	2,400,000	2,404,929
3.500%, 06/06/22 (a)	3,300,000	3,417,391
Kroger Co. (The) 2.600%, 02/01/21 (a)	3,200,000	3,203,638

		9,025,958

Gas—0.5%
Sempra Energy 2.850%, 11/15/20	5,700,000	5,788,705

Healthcare-Products—0.7%
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,400,000	1,414,868
Stryker Corp. 2.000%, 03/08/19	4,400,000	4,409,274
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	2,019,962

		7,844,104

Healthcare-Services—0.6%
HCA, Inc. 4.250%, 10/15/19 (a)	1,400,000	1,449,000
Tenet Healthcare Corp. 5.500%, 03/01/19 (a)	4,300,000	4,380,625
7.500%, 01/01/22 (144A) (a)	400,000	423,500

		6,253,125

Holding Companies-Diversified—0.3%
Hutchison Whampoa International, Ltd. 1.625%, 10/31/17 (144A)	3,200,000	3,199,254

Home Builders—2.0%
Beazer Homes USA, Inc. 5.750%, 06/15/19 (a)	14,500,000	15,225,000
KB Home 4.750%, 05/15/19	1,000,000	1,028,750
Lennar Corp. 6.950%, 06/01/18	5,500,000	5,665,000

		21,918,750

Insurance—2.4%
Jackson National Life Global Funding 2.250%, 04/29/21 (144A)	4,200,000	4,182,861
2.300%, 04/16/19 (144A)	1,500,000	1,505,386
Metropolitan Life Global Funding I 3.875%, 04/11/22 (144A)	1,200,000	1,274,566
New York Life Global Funding 2.100%, 01/02/19 (144A)	4,000,000	4,021,341
2.150%, 06/18/19 (144A)	5,000,000	5,018,626
Nuveen Finance LLC 2.950%, 11/01/19 (144A)	3,100,000	3,151,575
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,741,412

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Prudential Financial, Inc. 2.095%, 3M USD LIBOR + 0.780%, 08/15/18 (b)	3,000,000	$3,017,500

		25,913,267

Internet—0.7%
Alibaba Group Holding, Ltd. 2.500%, 11/28/19 (a)	4,000,000	4,032,716
Amazon.com, Inc. 2.400%, 02/22/23 (144A) (a)	1,700,000	1,695,841
JD.com, Inc. 3.125%, 04/29/21	2,200,000	2,197,906

		7,926,463

Lodging—0.4%
Marriott International, Inc. 2.875%, 03/01/21	4,800,000	4,867,670

Machinery-Diversified—0.1%
CNH Industrial Capital LLC 3.875%, 10/15/21	1,200,000	1,233,150

Media—1.4%
CBS Corp. 2.300%, 08/15/19	5,400,000	5,429,496
CSC Holdings LLC 7.625%, 07/15/18 (a)	2,500,000	2,595,000
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	3,000,000	3,009,982
Time Warner, Inc. 2.100%, 06/01/19	4,000,000	4,006,595

		15,041,073

Mining—0.0%
FMG Resources August 2006 Pty, Ltd. 4.750%, 05/15/22 (144A) (a)	500,000	506,250

Oil & Gas—1.4%
Anadarko Petroleum Corp. 4.850%, 03/15/21 (a)	2,300,000	2,439,127
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	1,016,000	660,400
Devon Energy Corp. 3.250%, 05/15/22	2,500,000	2,529,577
Sanchez Energy Corp. 7.750%, 06/15/21 (a)	1,200,000	1,137,000
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	2,000,000	2,001,380
2.500%, 04/28/20 (144A)	3,500,000	3,508,166
Statoil ASA 1.772%, 3M USD LIBOR + 0.460%, 11/08/18 (b)	3,100,000	3,112,770

		15,388,420

Oil & Gas Services—0.2%
Petrofac, Ltd. 3.400%, 10/10/18 (144A)	1,200,000	1,191,750
Weatherford International, Ltd. 7.750%, 06/15/21 (a)	700,000	728,000

		1,919,750

Packaging & Containers—0.1%
Owens-Brockway Glass Container, Inc. 5.000%, 01/15/22 (144A) (a)	1,000,000	1,058,750

Pharmaceuticals—0.5%
Allergan Funding SCS 2.350%, 03/12/18	4,000,000	4,011,652
Valeant Pharmaceuticals International, Inc. 5.375%, 03/15/20 (144A)	1,700,000	1,697,875

		5,709,527

Pipelines—1.3%
Enable Midstream Partners L.P. 2.400%, 05/15/19	2,200,000	2,193,513
Energy Transfer L.P. 4.150%, 10/01/20	1,600,000	1,671,020
EnLink Midstream Partners L.P. 2.700%, 04/01/19	500,000	501,435
Enterprise Products Operating LLC 2.550%, 10/15/19	1,600,000	1,614,768
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	2,000,000	2,022,232
Kinder Morgan, Inc. 3.050%, 12/01/19	2,600,000	2,647,016
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,200,000	2,380,986
Williams Partners L.P. 4.125%, 11/15/20	600,000	628,239

		13,659,209

Real Estate Investment Trusts—0.2%
American Tower Corp. 3.400%, 02/15/19	2,200,000	2,240,132

Retail—0.8%
Dollar General Corp. 1.875%, 04/15/18	2,900,000	2,903,016
KSouth Africa, Ltd. 3.000%, 12/31/22 (144A) (c)	613,667	24,608
25.000%, 12/31/22 (144A) (c)	96,609	96,609
Penske Automotive Group, Inc. 3.750%, 08/15/20 (a)	2,000,000	2,040,000
PetSmart, Inc. 7.125%, 03/15/23 (144A) (a)	2,000,000	1,559,600
Walgreen Co. 3.100%, 09/15/22 (a)	2,100,000	2,139,393

		8,763,226

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.7%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20 (144A)	3,800,000	$3,820,991
Maxim Integrated Products, Inc. 2.500%, 11/15/18 (a)	4,200,000	4,225,597

		8,046,588

Software—0.5%
Fiserv, Inc. 2.700%, 06/01/20	5,500,000	5,563,596

Telecommunications—1.7%
AT&T, Inc. 2.450%, 06/30/20	3,700,000	3,726,374
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20 (a)	500,000	481,250
Juniper Networks, Inc. 3.125%, 02/26/19	4,100,000	4,163,964
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	260,000	279,284
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,800,000	1,827,000
T-Mobile USA, Inc. 4.000%, 04/15/22 (a)	500,000	517,760
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	1,800,000	1,814,570
Verizon Communications, Inc. 3.069%, 3M USD LIBOR + 1.750%, 09/14/18 (a) (b)	5,500,000	5,586,246

		18,396,448

Trucking & Leasing—0.2%
DAE Funding LLC 4.000%, 08/01/20 (144A) (a)	900,000	918,000
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	900,000	936,000

		1,854,000

Total Corporate Bonds & Notes (Cost $408,318,971)		412,528,996

U.S. Treasury & Government Agencies—34.6%

Agency Sponsored Mortgage - Backed—10.5%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	651,266	684,927
4.500%, 03/01/25	1,343,760	1,415,708
Fannie Mae ARM Pool 2.300%, 1Y CMT + 1.675%, 11/01/32 (b)	15,923	16,678
2.450%, 1Y CMT + 1.950%, 05/01/19 (b)	592	592

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.555%, 1Y CMT + 2.055%, 01/01/20 (b)	30,113	30,447
2.556%, 6M USD LIBOR + 1.181%, 03/01/28 (b)	10,474	10,636
2.561%, 1Y CMT + 1.686%, 03/01/33 (b)	11,952	12,374
2.567%, 6M USD LIBOR + 1.174%, 11/01/33 (b)	3,629	3,789
2.652%, 1Y CMT + 1.881%, 08/01/29 (b)	6,381	6,642
2.652%, 6M USD LIBOR + 1.210%, 11/01/33 (b)	6,939	7,071
2.710%, 1Y CMT + 1.922%, 02/01/25 (b)	76,791	79,481
2.777%, 1Y CMT + 2.152%, 12/01/33 (b)	65,123	69,068
2.784%, 1Y CMT + 2.034%, 10/01/35 (b)	28,035	28,226
2.790%, 6M USD LIBOR + 1.415%, 06/01/32 (b)	9,905	9,937
2.795%, 1Y CMT + 1.998%, 10/01/32 (b)	27,503	28,867
2.803%, 6M USD LIBOR + 1.428%, 12/01/32 (b)	324,949	343,310
2.811%, 1Y CMT + 2.010%, 06/01/25 (b)	55,256	56,266
2.813%, 6M USD LIBOR + 1.436%, 02/01/36 (b)	62,920	64,843
2.832%, 6M USD LIBOR + 1.413%, 11/01/34 (b)	6,301	6,464
2.839%, 6M USD LIBOR + 1.404%, 03/01/35 (b)	37,877	38,981
2.855%, 1Y CMT + 2.105%, 07/01/25 (b)	1,218	1,263
2.859%, 1Y CMT + 2.081%, 07/01/33 (b)	49,743	51,576
2.875%, 6M H15. + 2.000%, 05/01/19 (b)	8,240	8,267
2.877%, 1Y CMT + 2.120%, 04/01/27 (b)	5,949	6,208
2.895%, 1Y CMT + 2.270%, 09/01/30 (b)	61,921	64,522
2.895%, 1Y CMT + 2.270%, 01/01/32 (b)	11,507	11,648
2.915%, 6M USD LIBOR + 1.415%, 09/01/32 (b)	14,357	14,703
2.921%, 6M USD LIBOR + 1.554%, 12/01/34 (b)	41,652	43,120
2.949%, 6M USD LIBOR + 1.546%, 09/01/35 (b)	22,016	22,793
2.963%, 1Y CMT + 2.157%, 03/01/30 (b)	1,103	1,159
2.969%, 1Y CMT + 2.285%, 02/01/35 (b)	46,092	48,681

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.973%, 6M USD LIBOR + 1.585%, 03/01/36 (b)	204,582	$212,220
2.980%, 12M USD LIBOR + 1.480%, 12/01/32 (b)	24,701	26,065
2.990%, 1Y CMT + 2.197%, 11/01/35 (b)	2,914,299	3,060,447
2.991%, 1Y CMT + 2.190%, 09/01/33 (b)	3,356	3,424
2.995%, 6M USD LIBOR + 1.620%, 11/01/32 (b)	63,461	66,684
3.009%, 6M USD LIBOR + 1.570%, 11/01/35 (b)	138,246	143,305
3.032%, 6M USD LIBOR + 1.648%, 03/01/37 (b)	14,284	14,826
3.033%, 6M USD LIBOR + 1.643%, 04/01/36 (b)	62,138	64,630
3.034%, 1Y CMT + 2.172%, 07/01/33 (b)	28,437	29,433
3.063%, 1Y CMT + 2.255%, 01/01/32 (b)	7,672	7,936
3.073%, 1Y CMT + 2.207%, 09/01/33 (b)	9,364	9,742
3.075%, 3Y H15. + 1.575%, 06/01/26 (b)	230	230
3.078%, 12M USD LIBOR + 1.777%, 10/01/36 (b)	7,977	8,385
3.090%, 1Y CMT + 2.270%, 01/01/29 (b)	12,411	12,597
3.104%, 1Y CMT + 2.035%, 07/01/35 (b)	47,662	49,650
3.106%, 1Y CMT + 2.339%, 04/01/36 (b)	4,881	5,183
3.107%, 12M USD LIBOR + 1.386%, 12/01/32 (b)	20,724	21,916
3.125%, 1Y CMT + 2.250%, 02/01/34 (b)	73,685	74,859
3.127%, 1Y CMT + 2.270%, 08/01/30 (b)	14,153	14,523
3.131%, 6M USD LIBOR + 1.756%, 06/01/28 (b)	2,298	2,402
3.139%, 12M USD LIBOR + 1.700%, 10/01/33 (b)	34,167	35,760
3.140%, 12M USD LIBOR + 1.750%, 02/01/36 (b)	11,158	11,754
3.150%, 1Y CMT + 2.275%, 06/01/35 (b)	48,227	49,009
3.165%, 1Y CMT + 2.225%, 09/01/36 (b)	1,309	1,379
3.175%, 1Y CMT + 2.175%, 06/01/30 (b)	9,177	9,366
3.175%, 12M USD LIBOR + 1.550%, 02/01/44 (b)	29,796	30,833
3.190%, 1Y CMT + 2.065%, 12/01/25 (b)	10,918	10,996

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 3.198%, 1Y CMT + 2.198%, 06/01/33 (b)	24,341	24,870
3.210%, 12M USD LIBOR + 1.585%, 02/01/36 (b)	27,453	28,660
3.212%, 1Y CMT + 2.246%, 03/01/38 (b)	24,896	26,236
3.227%, 12M USD LIBOR + 1.727%, 11/01/36 (b)	3,150	3,304
3.229%, 1Y CMT + 2.360%, 11/01/34 (b)	3,401,522	3,609,290
3.238%, 1Y CMT + 2.353%, 07/01/28 (b)	6,675	6,926
3.271%, 12M USD LIBOR + 1.521%, 07/01/33 (b)	34,549	36,118
3.275%, 1Y CMT + 2.241%, 09/01/37 (b)	57,499	60,906
3.280%, 12M USD LIBOR + 1.530%, 02/01/33 (b)	36,955	37,415
3.285%, 12M USD LIBOR + 1.535%, 07/01/33 (b)	58,812	62,448
3.303%, 1Y CMT + 2.178%, 08/01/33 (b)	104,446	109,237
3.308%, 12M USD LIBOR + 1.579%, 03/01/33 (b)	50,718	53,233
3.312%, 12M USD LIBOR + 1.588%, 01/01/36 (b)	72,081	75,548
3.319%, 1Y CMT + 2.223%, 07/01/35 (b)	30,774	32,297
3.328%, 12M USD LIBOR + 1.711%, 09/01/35 (a) (b)	4,063,606	4,281,698
3.331%, 1Y CMT + 2.792%, 02/01/33 (b)	129,610	132,524
3.338%, 12M USD LIBOR + 1.713%, 02/01/32 (b)	75,398	75,915
3.373%, 12M USD LIBOR + 1.677%, 11/01/36 (b)	2,580,007	2,714,401
3.375%, 12M USD LIBOR + 1.625%, 08/01/37 (b)	24,070	25,206
3.395%, 12M USD LIBOR + 1.645%, 09/01/39 (b)	4,031	4,204
3.403%, 12M USD LIBOR + 1.778%, 12/01/35 (b)	133,439	137,635
3.405%, 1Y CMT + 2.280%, 07/01/32 (b)	3,060	3,084
3.406%, 12M USD LIBOR + 1.623%, 05/01/33 (b)	15,228	16,018
3.407%, 12M USD LIBOR + 1.667%, 08/01/34 (b)	14,453	15,285
3.410%, 12M USD LIBOR + 1.690%, 11/01/35 (b)	26,942	28,311
3.415%, 1Y CMT + 2.290%, 08/01/32 (b)	49,858	52,058
3.423%, 12M USD LIBOR + 1.819%, 09/01/37 (b)	4,692	4,950

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 3.425%, 1Y CMT + 2.300%, 09/01/32 (b)	4,612	$4,654
3.456%, 12M USD LIBOR + 1.831%, 03/01/36 (b)	32,327	33,757
3.458%, 12M USD LIBOR + 1.708%, 09/01/32 (b)	86,518	87,343
3.458%, 12M USD LIBOR + 1.814%, 03/01/36 (b)	13,525	14,377
3.470%, 12M USD LIBOR + 1.720%, 08/01/35 (b)	763,421	804,438
3.500%, 12M USD LIBOR + 1.750%, 04/01/34 (b)	142,742	150,769
3.505%, 12M USD LIBOR + 1.902%, 03/01/36 (b)	49,322	51,679
3.525%, 1Y CMT + 2.525%, 05/01/32 (b)	6,002	6,033
3.525%, 12M USD LIBOR + 1.775%, 04/01/34 (b)	18,332	18,833
3.560%, 12M USD LIBOR + 1.810%, 04/01/35 (b)	603,809	638,884
3.560%, 12M USD LIBOR + 1.810%, 04/01/40 (b)	7,353	7,725
3.564%, 6M USD LIBOR + 2.106%, 09/01/33 (b)	71,861	75,928
3.588%, 12M USD LIBOR + 1.838%, 03/01/37 (b)	10,613	11,207
3.602%, 12M USD LIBOR + 1.735%, 05/01/34 (b)	10,425	10,990
3.610%, 12M USD LIBOR + 1.905%, 11/01/35 (b)	1,142,787	1,211,429
3.623%, 6M USD LIBOR + 2.123%, 08/01/33 (b)	63,742	68,237
3.625%, 6M USD LIBOR + 2.250%, 10/01/33 (b)	52,730	53,875
3.625%, 6M USD LIBOR + 2.250%, 05/01/34 (b)	64,525	67,744
3.635%, 1Y CMT + 2.510%, 08/01/35 (b)	6,408	6,578
3.650%, 6M USD LIBOR + 2.275%, 08/01/32 (b)	28,313	28,899
3.708%, 12M USD LIBOR + 1.833%, 08/01/32 (b)	56,387	57,316
3.825%, 6M USD LIBOR + 2.325%, 02/01/25 (b)	7,976	8,034
4.629%, 6M USD LIBOR + 3.254%, 05/01/34 (b)	116,790	119,522
Fannie Mae Connecticut Avenue Securities (CMO) 2.187%, 1M USD LIBOR + 0.950%, 05/25/24 (b)	61,456	61,506
3.837%, 1M USD LIBOR + 2.600%, 05/25/24 (b)	1,310,000	1,364,921
4.137%, 1M USD LIBOR + 2.900%, 07/25/24 (b)	1,980,000	2,067,855

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Connecticut Avenue Securities (CMO) 4.237%, 1M USD LIBOR + 3.000%, 07/25/24 (b)	5,625,000	5,922,206
4.787%, 1M USD LIBOR + 3.550%, 07/25/29 (b)	2,980,000	3,142,791
5.237%, 1M USD LIBOR + 4.000%, 05/25/25 (b)	4,246,391	4,496,621
5.537%, 1M USD LIBOR + 4.300%, 02/25/25 (b)	4,878,937	5,225,989
5.787%, 1M USD LIBOR + 4.550%, 02/25/25 (b)	4,618,516	4,929,026
6.137%, 1M USD LIBOR + 4.900%, 11/25/24 (b)	2,883,457	3,266,044
6.237%, 1M USD LIBOR + 5.000%, 11/25/24 (b)	1,803,498	2,023,385
6.237%, 1M USD LIBOR + 5.000%, 07/25/25 (b)	6,800,200	7,459,488
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 2.587%, 1M USD LIBOR + 1.350%, 03/25/29 (b)	250,000	253,095
3.087%, 1M USD LIBOR + 1.850%, 10/25/27 (b)	4,560,000	4,658,423
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 3.437%, 1M USD LIBOR + 2.200%, 02/25/24 (b)	801,146	826,873
3.437%, 1M USD LIBOR + 2.200%, 03/25/25 (b)	798,636	805,335
3.437%, 1M USD LIBOR + 2.200%, 10/25/28 (b)	2,500,000	2,540,738
3.487%, 1M USD LIBOR + 2.250%, 11/25/28 (b)	1,770,000	1,819,905
3.637%, 1M USD LIBOR + 2.400%, 01/25/25 (b)	386,286	386,883
3.737%, 1M USD LIBOR + 2.500%, 08/25/24 (b)	1,900,512	1,916,741
3.837%, 1M USD LIBOR + 2.600%, 12/25/27 (b)	4,089,217	4,176,128
3.887%, 1M USD LIBOR + 2.650%, 10/25/24 (b)	546,712	548,720
3.887%, 1M USD LIBOR + 2.650%, 03/25/28 (b)	4,980,772	5,090,024
3.987%, 1M USD LIBOR + 2.750%, 09/25/28 (b)	1,050,000	1,084,732
4.037%, 1M USD LIBOR + 2.800%, 05/25/28 (b)	4,542,479	4,691,867
4.087%, 1M USD LIBOR + 2.850%, 04/25/28 (b)	4,136,593	4,291,121
4.137%, 1M USD LIBOR + 2.900%, 07/25/28 (b)	390,000	403,002
4.537%, 1M USD LIBOR + 3.300%, 10/25/27 (b)	1,860,000	2,062,401

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 5.037%, 1M USD LIBOR + 3.800%, 03/25/25 (b)	5,220,000	$5,621,401
5.137%, 1M USD LIBOR + 3.900%, 12/25/27 (b)	5,385,000	5,901,610
5.237%, 1M USD LIBOR + 4.000%, 08/25/24 (b)	440,757	470,139
5.387%, 1M USD LIBOR + 4.150%, 01/25/25 (b)	920,000	988,724
5.787%, 1M USD LIBOR + 4.550%, 10/25/24 (b)	936,304	1,014,541
5.937%, 1M USD LIBOR + 4.700%, 03/25/28 (b)	1,000,000	1,128,789
6.787%, 1M USD LIBOR + 5.550%, 07/25/28 (b)	900,000	1,055,736

		114,058,589

U.S. Treasury—24.1%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/21 (d)	5,577,390	5,594,819
0.125%, 01/15/22 (d)	16,223,250	16,274,064
0.125%, 07/15/22 (d)	5,109,504	5,134,008
1.375%, 01/15/20 (d)	10,901,160	11,291,790
1.875%, 07/15/19 (d)	10,730,959	11,178,943
U.S. Treasury Notes 1.000%, 08/15/18	5,000,000	4,984,766
1.375%, 02/28/19 (a)	24,000,000	23,984,063
1.500%, 02/28/19	24,000,000	24,022,500
1.625%, 06/30/19	22,000,000	22,062,734
1.625%, 08/31/19	15,000,000	15,042,188
3.125%, 05/15/19 (a)	45,000,000	46,216,406
3.375%, 11/15/19	14,000,000	14,546,875
3.500%, 05/15/20	23,000,000	24,142,812
3.625%, 08/15/19 (a)	36,900,000	38,371,676

		262,847,644

Total U.S. Treasury & Government Agencies (Cost $379,098,823)		376,906,233

Asset-Backed Securities—11.0%

Asset-Backed - Credit Card—2.1%
American Express Credit Account Master Trust 2.494%, 1M LIBOR + 1.260%, 09/15/20 (b)	1,825,000	1,833,338
Chase Issuance Trust 1.514%, 1M LIBOR + 0.280%, 04/15/20 (b)	4,580,000	4,585,936
1.590%, 02/18/20	1,000,000	1,000,808
1.604%, 1M LIBOR + 0.370%, 04/15/21 (b)	5,340,000	5,363,493
Discover Card Execution Note Trust 1.664%, 1M LIBOR + 0.430%, 07/15/21 (b)	5,610,000	5,637,348
Discover Card Execution Note Trust 1.684%, 1M LIBOR + 0.450%, 04/15/21 (b)	4,020,000	4,036,355

		22,457,278

Asset-Backed - Home Equity—0.3%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.597%, 1M USD LIBOR + 0.360%, 10/25/35 (b)	672,879	674,080
GSAA Home Equity Trust 2.182%, 1M USD LIBOR + 0.945%, 02/25/35 (b)	2,063,680	2,046,749
Home Loan Trust 5.980%, 06/25/34	238,655	245,126
NovaStar Mortgage Funding Trust 2.887%, 1M LIBOR + 1.650%, 03/25/35 (b)	72,905	73,021
RAAC Trust 1.937%, 1M USD LIBOR + 0.700%, 03/25/34 (b)	317,656	309,877

		3,348,853

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 7.640%, 03/15/28 (b)	295,613	299,319

Asset-Backed - Other—8.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.062%, 1M USD LIBOR + 0.825%, 06/25/34 (b)	916,187	921,400
Atrium X 3.254%, 3M USD LIBOR + 1.950%, 07/16/25 (144A) (b)	980,000	985,004
Atrium XI 3.463%, 3M USD LIBOR + 2.150%, 10/23/25 (144A) (b)	3,650,000	3,654,878
BlueMountain Fuji U.S. CLO I, Ltd. 3.637%, 3M USD LIBOR + 2.350%, 07/20/29 (144A) (b)	600,000	599,932
BlueMountain Fuji U.S. CLO, Ltd. Zero Coupon, 10/20/30 (144A) (b)	2,000,000	2,010,000
Carlyle Global Market Strategies 3.638%, 3M USD LIBOR + 2.350%, 07/20/29 (144A) (b)	500,000	503,510
Carlyle Global Market Strategies CLO, Ltd. 2.757%, 3M USD LIBOR + 1.450%, 01/20/29 (144A) (b)	1,710,000	1,725,082
Carlyle U.S. CLO, Ltd. 3.732%, 3M USD LIBOR + 2.400%, 07/20/31 (144A) (b)	642,000	645,772
Catamaran CLO, Ltd. 4.254%, 3M USD LIBOR + 2.950%, 10/18/26 (144A) (b)	2,384,800	2,396,004
Cent CLO, Ltd. 2.611%, 3M USD LIBOR + 1.300%, 01/30/25 (144A) (b)	3,374,045	3,379,822
2.722%, 3M USD LIBOR + 1.410%, 11/07/26 (144A) (b)	1,710,000	1,713,632
4.262%, 3M USD LIBOR + 2.950%, 11/07/26 (144A) (b)	2,650,000	2,660,931

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Centerline REIT, Inc. 4.760%, 1M LIBOR + 4.760%, 09/21/45 (144A) (b)	743,639	$746,977
5.040%, 09/21/45 (144A)	1,780,000	1,745,290
Colony American Homes 2.186%, 1M LIBOR + 0.950%, 07/17/31 (144A) (b)	958,731	959,930
2.384%, 1M LIBOR + 1.150%, 05/17/31 (144A) (b)	3,229,413	3,242,927
2.434%, 1M LIBOR + 1.200%, 07/17/32 (144A) (b)	3,970,891	3,988,409
3.084%, 1M LIBOR + 1.850%, 05/17/31 (144A) (b)	460,000	461,687
Countrywide Asset-Backed Certificates 1.987%, 1M USD LIBOR + 0.750%, 03/25/34 (b)	280,319	281,766
2.287%, 1M USD LIBOR + 1.050%, 12/25/34 (b)	215,716	216,429
Dryden 34 Senior Loan Fund Zero Coupon, 3M USD LIBOR + 1.160%, 10/15/26 (144A) (b)	900,000	905,179
Dryden 49 Senior Loan Fund 3.678%, 3M USD LIBOR + 2.350%, 07/18/30 (144A) (b)	380,000	383,326
Dryden 50 Senior Loan Fund 3.507%, 3M USD LIBOR + 2.250%, 07/15/30 (144A) (b)	500,000	502,613
Eaton Vance CLO, Ltd. 2.504%, 3M USD LIBOR + 1.200%, 07/15/26 (144A) (b)	2,592,000	2,599,994
Flatiron CLO, Ltd. 3.558%, 3M USD LIBOR + 2.400%, 07/17/26 (144A) (b)	1,150,000	1,154,553
Galaxy CLO, Ltd. 2.554%, 3M USD LIBOR + 1.250%, 04/15/25 (144A) (b)	4,283,484	4,287,879
GSAMP Trust 2.242%, 1M USD LIBOR + 1.005%, 06/25/35 (b)	481,349	483,875
Highbridge Loan Management, Ltd. 5.800%, 10/20/24 (144A)	510,000	510,232
Invitation Homes Trust 2.335%, 1M LIBOR + 1.100%, 09/17/31 (144A) (b)	3,081,012	3,089,882
2.534%, 1M LIBOR + 1.300%, 08/17/32 (144A) (b)	4,601,748	4,634,193
2.584%, 1M LIBOR + 1.350%, 06/17/32 (144A) (b)	4,515,189	4,547,403
2.684%, 1M LIBOR + 1.450%, 03/17/32 (144A) (b)	1,500,850	1,511,859
2.834%, 1M LIBOR + 1.600%, 09/17/31 (144A) (b)	2,950,000	2,949,996
Madison Park Funding, Ltd. 3.009%, 3M USD LIBOR + 1.700%, 07/27/30 (144A) (b)	1,600,000	1,597,520
3.659%, 07/27/30 (144A) (b)	500,000	502,632
Morgan Stanley ABS Capital I, Inc. Trust 1.972%, 1M USD LIBOR + 0.735%, 01/25/35 (b)	273,463	274,382

Asset-Backed - Other—(Continued)
NZCG Funding, Ltd. 2.867%, 3M USD LIBOR + 1.550%, 04/27/27 (144A) (b)	4,969,875	4,972,663
Octagon Investment Partners LLC 3.610%, 3M USD LIBOR + 2.400%, 07/20/30 (144A) (b)	126,643	127,721
Octagon Investment Partners, Ltd. 2.439%, 3M USD LIBOR + 1.130%, 08/12/26 (144A) (b)	400,000	403,655
2.724%, 3M USD LIBOR + 1.420%, 07/15/27 (144A) (b)	3,645,114	3,645,133
Structured Asset Investment Loan Trust 2.277%, 1M USD LIBOR + 1.040%, 12/25/34 (b)	369,684	370,445
TCI-Cent CLO, Ltd. 3.663%, 3M USD LIBOR + 2.350%, 07/25/30 (144A) (b)	254,559	255,685
Towd Point Mortgage Trust 2.500%, 10/25/56 (144A) (b)	2,516,610	2,514,063
2.750%, 10/25/56 (144A) (b)	2,299,718	2,311,824
2.750%, 04/25/57 (144A) (b)	3,299,061	3,316,742
2.750%, 06/25/57 (144A) (b)	2,875,561	2,888,663
3.000%, 03/25/54 (144A) (b)	943,955	952,447
Tricon American Homes Trust 2.571%, 1M LIBOR + 1.250%, 05/17/32 (144A) (b)	4,310,484	4,338,664
Voya CLO, Ltd. 2.784%, 3M USD LIBOR + 1.480%, 04/18/27 (144A) (b)	1,190,000	1,192,107
3.668%, 3M USD LIBOR + 2.350%, 07/20/30 (144A) (b)	221,301	222,456
West CLO, Ltd. 2.675%, 07/18/26 (144A) (b)	1,230,000	1,234,961
3.175%, 07/18/26 (144A) (b)	2,170,000	2,175,024

		93,697,153

Total Asset-Backed Securities (Cost $118,895,966)		119,802,603

Floating Rate Loans (e)—6.5%

Aerospace/Defense—0.3%
FGI Operating Co. LLC Term Loan, 5.500%, 1M LIBOR + 4.250%, 04/19/19	3,630,748	2,831,983

Air Freight & Logistics—0.1%
XPO Logistics, Inc. Term Loan B, 3.554%, 3M LIBOR + 2.250%, 11/01/21	1,190,103	1,194,476

Airlines—0.0%
Air Canada Term Loan B, 3.568%, 3M LIBOR + 2.250%, 10/06/23	33,034	33,275
United Airlines, Inc. Term Loan B, 3.561%, 3M LIBOR + 2.250%, 04/01/24	148,129	148,851

		182,126

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (e)—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.1%
Navistar International Corp. Term Loan B, 5.240%, 1M LIBOR + 4.000%, 08/07/20	879,666	$887,546

Auto Parts & Equipment—0.0%
TI Group Automotive Systems LLC Term Loan, 3.985%, 1M LIBOR + 2.750%, 06/30/22	95,836	96,166

Chemicals—0.2%
Ashland, Inc. Term Loan B, 3.292%, 3M LIBOR + 2.000%, 05/17/24	1,390,254	1,397,206
Chemours Company (The) Term Loan B, 3.740%, 1M LIBOR + 2.500%, 05/12/22	445,843	448,908
OCI Beaumont LLC Term Loan B3, 8.064%, 3M LIBOR + 6.750%, 08/20/19	578,869	584,657

		2,430,771

Coal—0.2%
Bowie Resource Holdings LLC 1st Lien Term Loan, 6.985%, 08/14/20	1,331,296	1,293,021
2nd Lien Delayed Draw Term Loan, 11.985%, 02/16/21	371,429	347,905

		1,640,926

Commercial Services—0.4%
Avis Budget Car Rental LLC Term Loan B, 3.340%, 3M LIBOR + 2.000%, 03/15/22	1,188,957	1,185,241
Hertz Corp. (The) Term Loan B, 3.985%, 1M LIBOR + 2.750%, 06/30/23	1,691,436	1,683,508
WEX, Inc. Term Loan B2, 3.985%, 1M LIBOR + 2.750%, 06/30/23	1,288,495	1,302,185

		4,170,934

Computers—0.2%
Abacus Innovations Corp. Term Loan B, 3.250%, 1M LIBOR + 2.000%, 08/16/23	188,149	189,043
Dell, Inc. Term Loan A3, 3.200%,1 Week LIBOR + 2.000%, 12/31/18	657,570	658,803
Sungard Availability Services Capital, Inc. Term Loan B, 8.226%, 3M LIBOR + 5.000%, 03/31/19	1,521,605	1,425,234

		2,273,080

Diversified Financial Services—0.3%
Doncasters Finance U.S. LLC Term Loan, 4.833%, 3M LIBOR + 3.500%, 04/09/20	997,324	967,820

Diversified Financial Services—(Continued)
Lightstone Generation LLC Term Loan B, 5.735%, 01/30/24	2,331,396	2,327,571
Term Loan C, 5.735%, 01/30/24	145,270	145,031

		3,440,422

Electric—0.3%
Calpine Construction Finance Co. L.P. Term Loan B1, 3.490%, 1M LIBOR + 2.250%, 05/03/20	1,984,456	1,986,936
EFS Cogen Holdings I LLC Term Loan B, 4.840%, 3M LIBOR + 3.500%, 06/28/23	109,636	111,189
NRG Energy, Inc. Term Loan B, 3.583%, 3M LIBOR + 2.250%, 06/30/23	1,298,612	1,301,145

		3,399,270

Entertainment—0.3%
Greektown Holdings LLC Term Loan B, 4.235%, 1M LIBOR + 3.000%, 03/21/24	3,035,036	3,040,727
Lions Gate Entertainment Corp. Term Loan A, 3.235%, 1M LIBOR + 2.000%, 12/08/21	434,258	434,937

		3,475,664

Food—0.4%
Aramark Services, Inc. Term Loan A, 2.985%, 1M LIBOR + 1.750%, 03/09/22	306,360	307,988
JBS USA LLC Term Loan B, 3.804%, 3M LIBOR + 2.500%, 10/30/22	4,368,626	4,320,025

		4,628,013

Forest Products & Paper—0.2%
Appvion, Inc. Term Loan, 7.801%, 3M LIBOR + 6.500%, 06/28/19	1,033,832	993,771
Caraustar Industries, Inc. Term Loan B, 6.833%, 3M LIBOR + 5.500%, 03/14/22	1,184,005	1,186,596

		2,180,367

Healthcare-Services—0.4%
Cyanco Intermediate Corp. Term Loan B, 5.735%, 1M LIBOR + 4.500%, 05/01/20	1,816,368	1,830,559
INC Research LLC Term Loan B, 3.485%, 1M LIBOR + 2.250%, 08/01/24	625,610	628,347
U.S. Renal Care, Inc. Term Loan B, 5.583%, 3M LIBOR + 4.250%, 12/31/22	2,238,608	2,175,647

		4,634,553

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (e)—(Continued)

Security Description	Principal Amount*	Value

Hotels, Restaurants & Leisure—0.1%
Aristocrat Leisure, Ltd. Incremental Term Loan, 09/19/24 (f)	738,000	$740,030
Eldorado Resorts LLC Term Loan B, 3.563%, 3M LIBOR + 2.250%, 04/17/24	692,680	692,824

		1,432,854

Household Products/Wares—0.1%
Spectrum Brands, Inc. Term Loan B, 3.313%, 3M LIBOR + 2.000%, 06/23/22	1,434,392	1,443,716

Industrial Conglomerates—0.1%
OSG Bulk Ships, Inc. Term Loan, 5.570%, 3M LIBOR + 4.250%, 08/05/19	764,336	729,463

Internet Software & Services—0.2%
Onsite U.S. Finco LLC Term Loan, 5.737%, 1M LIBOR + 4.500%, 07/30/21	1,797,326	1,464,821
Rackspace Hosting, Inc. 2017 1st Lien Term Loan, 4.311%, 3M LIBOR + 3.000%, 11/03/23	1,122,331	1,122,531

		2,587,352

IT Services—0.0%
Global Payments Inc. Term Loan A2, 2.947%, 1 Week LIBOR + 1.750%, 05/02/22	523,970	524,079

Leisure Time—0.0%
Aristocrat Leisure, Ltd. Term Loan B, 3.307%, 3M LIBOR + 2.250%, 10/20/21	111,482	111,792

Machinery—0.3%
Allison Transmission, Inc. Term Loan B3, 3.240%, 1M LIBOR + 2.000%, 09/23/22	707,811	711,553
Harsco Corp. Term Loan B, 6.250%, 1M LIBOR + 5.000%, 11/02/23	194,108	197,829
UTEX Industries, Inc. 1st Lien Term Loan, 5.235%, 1M LIBOR + 4.000%, 05/22/21	2,620,223	2,371,302

		3,280,684

Media—0.2%
Altice U.S. Finance I Corp. Term Loan, 3.485%, 1M LIBOR + 2.250%, 07/28/25	166,785	166,915
AMC Entertainment, Inc. Term Loan, 3.484%, 12/15/22	1,293,915	1,293,527

Media—(Continued)
AMC Entertainment, Inc. Term Loan B, 3.484%, 12/15/23	427,461	426,446

		1,886,888

Oil & Gas—0.4%
Fieldwood Energy LLC 1st Lien Term Loan, 4.208%, 3M LIBOR + 2.875%, 09/28/18	3,636,576	3,382,015
Oxbow Carbon LLC Term Loan B, 4.735%, 1M LIBOR + 3.500%, 01/19/20	477,710	481,890

		3,863,905

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 5.830%, 3M LIBOR + 4.500%, 06/18/20	850,514	846,261

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.500%, 1M LIBOR + 4.250%, 04/29/24	383,191	387,502
RPI Finance Trust Term Loan A3, 3.083%, 3M LIBOR + 1.750%, 10/14/21	243,040	243,647
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.990%, 1M LIBOR + 4.750%, 04/01/22	774,979	789,607

		1,420,756

Retail—0.6%
Ascena Retail Group, Inc. Term Loan B, 5.750%, 1M LIBOR + 4.500%, 08/21/22	2,261,969	1,859,056
Dollar Tree, Inc. Term Loan A, 2.750%, 1M LIBOR + 1.500%, 07/06/20	268,088	268,676
Evergreen Acqco 1 L.P. Term Loan, 5.064%, 3M LIBOR + 3.750%, 07/09/19	2,485,018	2,328,668
PetSmart, Inc. Term Loan B2, 4.240%, 1M LIBOR + 3.000%, 03/11/22	1,910,165	1,626,370
Smart & Final Stores LLC 1st Lien Term Loan, 4.833%, 3M LIBOR + 3.500%, 11/15/22	628,686	608,253

		6,691,023

Semiconductors—0.2%
MKS Instruments, Inc. Term Loan B2, 3.485%, 1 Week LIBOR + 2.250%, 05/01/23	127,659	128,916

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (e)—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
ON Semiconductor Corp. Term Loan B, 3.485%, 1M LIBOR + 2.250%, 03/31/23	1,578,366	$1,585,848

		1,714,764

Software—0.3%
BMC Software Finance, Inc. Revolver Term Loan, 0.500%, 09/10/18 (g)	1,825,218	1,834,800
Quintiles IMS, Inc. Term Loan B2, 01/31/25 (f)	1,077,955	1,084,693

		2,919,493

Technology Hardware, Storage & Peripherals—0.1%
Western Digital Corp. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 04/29/23	550,301	555,116

Telecommunications—0.3%
CommScope, Inc. Term Loan B5, 3.235%, 1M LIBOR + 2.000%, 12/29/22	416,654	418,152
Consolidated Communications, Inc. Term Loan B, 4.240%, 1M LIBOR + 3.000%, 10/04/23	161,462	157,910
CSC Holdings LLC 1st Lien Term Loan, 3.484%, 1M LIBOR + 2.250%, 07/17/25	1,805,586	1,796,385
Global Tel*Link Corp. 1st Lien Term Loan, 5.333%, 3M LIBOR + 4.000%, 05/23/20	184,804	186,392
UPC Financing Partnership Term Loan AP, 3.984%, 1M LIBOR + 2.750%, 04/15/25	202,921	203,881

		2,762,720

Total Floating Rate Loans (Cost $72,649,439)		70,237,163

Mortgage-Backed Securities—3.8%

Collateralized Mortgage Obligations—1.9%
Adjustable Rate Mortgage Trust 3.516%, 02/25/35 (b)	1,834,484	1,827,364
American Home Mortgage Investment Trust 2.955%, 6M USD LIBOR + 1.500%, 10/25/34 (b)	1,099,583	1,087,679
CHL Mortgage Pass-Through Trust 3.135%, 07/25/34 (b)	628,284	629,428
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	168,115	172,402
First Horizon Alternative Mortgage Securities Trust 2.809%, 12/25/34 (b)	712,883	701,302

Collateralized Mortgage Obligations—(Continued)
Impac Secured Assets Corp. 2.002%, 1M USD LIBOR + 0.765%, 02/25/35 (b)	1,120,000	1,120,628
MASTR Alternative Loan Trust 5.000%, 02/25/18	41,344	42,643
5.000%, 08/25/18	103,582	103,984
5.500%, 12/25/18	76,615	76,866
5.500%, 04/25/19	160,750	162,514
5.512%, 11/25/19 (b)	215,087	217,898
Merrill Lynch Mortgage Investors Trust 1.977%, 1M USD LIBOR + 0.740%, 03/25/28 (b)	568,527	544,136
2.094%, 6M USD LIBOR + 0.680%, 01/25/29 (b)	674,546	671,149
3.135%, 04/25/35 (b)	319,620	309,985
3.345%, 10/25/36 (b)	1,126,986	1,111,830
New York Mortgage Trust 1.912%, 1M USD LIBOR + 0.675%, 02/25/36 (b)	405,887	361,502
Sequoia Mortgage Trust 1.876%, 1M USD LIBOR + 0.640%, 11/20/34 (b)	395,493	391,304
Structured Adjustable Rate Mortgage Loan Trust 1.677%, 1M USD LIBOR + 0.440%, 08/25/35 (b)	870,269	852,158
3.216%, 09/25/34 (b)	1,902,716	1,898,875
Structured Asset Mortgage Investments Trust 1.937%, 1M USD LIBOR + 0.700%, 02/19/35 (b)	721,028	712,007
1.977%, 1M USD LIBOR + 0.740%, 12/19/33 (b)	292,432	282,935
Thornburg Mortgage Securities Trust 1.877%, 1M. USD LIBOR + 0.640%, 09/25/43 (b)	437,937	423,015
WaMu Mortgage Pass-Through Certificates Trust 1.467%, 1M USD LIBOR + 0.230%, 04/25/45 (b)	1,942,845	1,905,608
1.527%, 1M USD LIBOR + 0.290%, 07/25/45 (b)	1,083,948	1,067,423
1.567%, 1M USD LIBOR + 0.330%, 01/25/45 (b)	2,391,847	2,361,193
Wells Fargo Mortgage-Backed Securities Trust 3.119%, 02/25/35 (b)	1,013,163	1,031,098
3.296%, 06/25/35 (b)	672,658	675,707

		20,742,633

Commercial Mortgage-Backed Securities—1.9%
Banc of America Commercial Mortgage Trust 5.695%, 07/10/46 (b)	273,245	276,641
5.879%, 09/10/45 (b)	869,895	869,429
Bear Stearns Commercial Mortgage Securities Trust 5.276%, 10/12/42 (b)	800,000	728,000
CD Commercial Mortgage Trust 5.437%, 07/15/44 (b)	561,105	560,339

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust 1.567%, 02/10/48 (b) (h)	3,812,027	$299,506
5.482%, 10/15/49	978,758	921,837
Colony Multifamily Mortgage Trust 2.543%, 04/20/50 (144A)	988,794	984,694
Core Industrial Trust 3.040%, 02/10/34 (144A)	2,110,000	2,157,702
CSAIL Commercial Mortgage Trust 1.001%, 06/15/57 (b) (h)	15,871,588	740,833
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (b)	960,000	976,667
Greenwich Capital Commercial Mortgage Trust 5.959%, 07/10/38 (b)	2,193,755	2,073,081
GS Mortgage Securities Corp. II 1.024%, 05/10/50 (b) (h)	19,990,886	909,170
JPMorgan Chase Commercial Mortgage Securities Trust 5.115%, 07/15/41	4,448	4,442
5.888%, 12/15/44 (b)	1,452,345	1,448,830
LB-UBS Commercial Mortgage Trust 5.276%, 02/15/41 (b)	448,050	448,165
Merrill Lynch Mortgage Trust 5.540%, 11/12/37 (b)	679,117	678,395
Multi Security Asset Trust L.P. 5.880%, 11/28/35 (144A) (b)	4,350,000	4,367,841
Resource Capital Corp., Ltd. 2.634%, 1M LIBOR + 1.400%, 08/15/32 (144A) (b)	340,126	339,557
Wachovia Bank Commercial Mortgage Trust 6.138%, 10/15/35 (144A) (b)	279,541	284,312
Wells Fargo Commercial Mortgage Trust 1.800%, 11/15/49 (b) (h)	14,345,345	1,433,843

		20,503,284

Total Mortgage-Backed Securities (Cost $41,268,261)		41,245,917

Foreign Government—1.6%

Sovereign—1.6%
Brazil Notas do Tesouro Nacional 6.000%, 08/15/18 (BRL) (d)	600,000	583,579
10.000%, 01/01/21 (BRL)	5,500,000	1,801,091
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	4,000,000	4,024,908
Export-Import Bank of Korea 2.250%, 01/21/20	5,000,000	4,982,040
Indonesia Treasury Bonds 8.250%, 07/15/21 (IDR)	16,800,000,000	1,334,620
Japan Bank for International Cooperation 2.125%, 06/01/20	1,700,000	1,701,328
Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Mexican Bonos 7.750%, 12/14/17 (MXN)	19,000,000	1,043,894
8.500%, 12/13/18 (MXN)	17,100,000	954,604
Serbia International Bonds 5.250%, 11/21/17 (144A)	1,200,000	1,204,594

Total Foreign Government (Cost $17,338,831)		17,630,658

Investment Company Security—1.2%
PowerShares Senior Loan Portfolio (Cost $13,419,122)	580,000	13,432,800

Municipals—0.7%
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,595,606
State of Pennsylvania, General Obligation, Ltd. 5.000%, 01/15/20	2,800,000	3,035,592
State of Texas, General Obligation Unlimited 5.000%, 04/01/21	1,185,000	1,337,782

Total Municipals (Cost $7,953,884)		7,968,980

Common Stocks—0.1%

Diversified Financial Services—0.0%
Edcon Holdings, Ltd. (i) (j) (k)	8,217,950	6,070
Edcon Holdings, Ltd. (i) (j) (k)	817,800	604

		6,674

Oil, Gas & Consumable Fuels—0.1%
Energy XXI Gulf Coast, Inc. (a) (l)	38,479	397,873
Halcon Resources Corp. (a) (l)	65,445	445,026
Linn Energy, Inc. (l)	8,053	291,116

		1,134,015

Paper & Forest Products—0.0%
Verso Corp. - Class A (l)	1,665	8,475

Total Common Stocks (Cost $3,433,840)		1,149,164

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/20 (l)	5,835	3,209

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Warrant—(Continued)

Security Description	Principal Amount*	Value

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (l)	175	$2

Total Warrants (Cost $0)		3,211

Short-Term Investments—2.5%

Discount Note—1.4%
Federal Home Loan Bank 0.355%, 10/02/17 (m)	14,835,000	14,834,712

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $12,145,634 on 10/02/17, collateralized by $12,640,000 U.S. Treasury Note at 1.125% due 09/30/21 with a value of $12,393,305.	12,145,512	12,145,512

Total Short-Term Investments (Cost $26,980,224)		26,980,224

Securities Lending Reinvestments (n)—8.9%

Certificates of Deposit—5.5%
ABN AMRO Bank NV Zero Coupon, 11/21/17	3,986,148	3,993,360
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (b)	1,500,000	1,499,862
Bank of China, Ltd. 1.540%, 10/23/17	2,500,000	2,500,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (b)	500,000	500,097
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (b)	2,000,000	2,000,928
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (b)	2,500,000	2,500,295
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (b)	2,500,000	2,500,135
1.647%, 1M LIBOR + 0.410%, 10/27/17 (b)	250,000	250,052
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (b)	3,000,000	3,000,108
1.461%, 1M LIBOR + 0.230%, 11/07/17 (b)	2,000,000	2,000,000
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV 1.380%, 10/27/17	2,500,000	2,500,275

Certificates of Deposit—(Continued)
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	998,704	999,490
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (b)	1,000,000	1,000,000
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (b)	1,000,000	999,988
1.436%, 1M LIBOR + 0.200%, 02/12/18 (b)	2,500,000	2,501,866
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (b)	4,500,000	4,499,842
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (b)	4,000,000	4,000,128
1.406%, 1M LIBOR + 0.170%, 11/13/17 (b)	1,000,000	1,000,046
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (b)	1,500,000	1,499,933
Standard Chartered plc 1.460%, 02/02/18	2,000,000	2,000,506
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (b)	2,000,000	1,999,940
1.432%, 1M LIBOR + 0.200%, 02/05/18 (b)	1,000,000	1,000,104
1.462%, 3M LIBOR + 0.150%, 02/08/18 (b)	100,000	99,995
Sumitomo Mitsui Trust Bank, Ltd., New York 1.401%, 1M LIBOR + 0.170%, 12/04/17 (b)	2,000,000	2,000,000
1.404%, 1M LIBOR + 0.170%, 02/16/18 (b)	1,000,000	1,000,043
1.406%, 1M LIBOR + 0.170%, 11/13/17 (b)	1,500,000	1,500,122
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (b)	3,000,000	3,000,408
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (b)	600,000	600,535
1.624%, 3M LIBOR + 0.320%, 01/10/18 (b)	1,500,000	1,500,483
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (b)	1,000,000	999,993
1.694%, 3M LIBOR + 0.380%, 10/26/17 (b)	750,000	750,181

		60,198,708

Commercial Paper—2.2%
Barton Capital S.A. 1.320%, 12/11/17	1,993,400	1,994,768

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (b)	1,500,000	$1,501,305
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (b)	2,000,000	2,000,108
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (b)	1,000,000	1,000,046
Kells Funding LLC 1.400%, 03/01/18	1,985,767	1,987,954
Macquarie Bank, Ltd., London 1.340%, 10/27/17	4,982,878	4,995,347
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (b)	1,000,000	1,000,516
Sheffield Receivables Co. 1.330%, 10/05/17	2,491,688	2,499,838
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (b)	6,000,000	6,001,392
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (b)	1,000,000	1,000,185

		23,981,459

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $485,943 on 10/02/17, collateralized by $808,098 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $495,619.	485,901	485,901
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $400,040 on 10/02/17, collateralized by $402,364 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $408,002.	400,000	400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,100,219 on 10/02/17, collateralized by $2,139,017 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,142,001.	2,100,000	2,100,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	300,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $502,660 on 01/02/18, collateralized by $2,692 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $555,768.	500,000	500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $100,009 on 10/02/17, collateralized by $95,929 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $102,078.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $6,043,890 on 01/02/18, collateralized by various Common Stock with a value of $6,600,001.	6,000,000	6,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $714,397 on 01/02/18, collateralized by various Common Stock with a value of $770,000.	700,000	700,000

		10,585,901

Time Deposits—0.2%
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000
Svenska 1.050%, 10/02/17	1,000,000	1,000,000

		2,600,000

Total Securities Lending Reinvestments (Cost $97,355,883)		97,366,068

Total Investments—108.7% (Cost $1,186,713,244)		1,185,252,017
Unfunded Loan Commitments—(0.2)% (Cost $(1,825,218))		(1,825,218)
Net Investments—108.5% (Cost $1,184,888,026)		1,183,426,799
Other assets and liabilities (net)—(8.5)%		(92,782,959)

Net Assets—100.0%		$1,090,643,840

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $94,455,542 and the collateral received consisted of cash in the amount of $97,324,485. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Principal amount of security is adjusted for inflation.
(e)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(f)	This loan will settle after September 30, 2017, at which time the interest rate will be determined.
(g)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(h)	Interest only security.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent less than 0.05% of net assets.
(j)	Illiquid security. As of September 30, 2017, these securities represent 0.0% of net assets.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Non-income producing security.
(m)	The rate shown represents current yield to maturity.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $201,853,683, which is 18.5% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(EUR)—	Euro
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(IDR)—	Indonesian Rupiah
(LIBOR)—	London InterBank Offered Rate
(MXN)—	Mexican Peso

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,400,000	Deutsche Bank AG	10/26/17	USD	1,905,480	$(23,411)
EUR	5,800,000	Deutsche Bank AG	10/26/17	USD	6,420,600	442,830
EUR	3,000,000	Goldman Sachs Bank USA	10/26/17	USD	3,382,350	167,700
EUR	3,400,000	Goldman Sachs Bank USA	10/26/17	USD	4,016,080	7,310
INR	51,540,000	Deutsche Bank AG	10/26/17	USD	784,326	2,565
INR	45,300,000	JPMorgan Chase Bank N.A.	10/26/17	USD	688,450	3,171
MXN	22,000,000	JPMorgan Chase Bank N.A.	10/26/17	USD	1,209,988	(6,435)
MXN	120,300,000	JPMorgan Chase Bank N.A.	10/26/17	USD	6,155,751	425,494

Contracts to Deliver
AUD	4,331,148	Deutsche Bank AG	10/26/17	USD	3,186,989	(209,479)
AUD	4,000,000	JPMorgan Chase Bank N.A.	10/26/17	USD	2,946,140	(190,642)
CAD	1,800,000	JPMorgan Chase Bank N.A.	10/26/17	USD	1,431,656	(11,186)
CAD	1,160,000	JPMorgan Chase Bank N.A.	10/26/17	USD	886,708	(43,124)
CAD	800,000	JPMorgan Chase Bank N.A.	10/26/17	USD	587,587	(53,676)
EUR	253,765	Barclays Bank plc	10/26/17	USD	277,917	(22,376)
EUR	2,962,067	Citibank N.A.	10/26/17	USD	3,244,708	(260,454)
EUR	8,571,294	Deutsche Bank AG	10/26/17	USD	9,394,995	(747,845)
EUR	3,500,000	Deutsche Bank AG	10/26/17	USD	3,838,450	(303,275)

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	9,213,000	Goldman Sachs Bank USA	10/26/17	USD	10,094,684	$(807,519)
EUR	2,576,608	JPMorgan Chase Bank N.A.	10/26/17	USD	2,823,627	(225,401)
EUR	1,035,310	JPMorgan Chase Bank N.A.	10/26/17	USD	1,134,974	(90,160)
GBP	1,310,000	Deutsche Bank AG	10/26/17	USD	1,703,852	(52,866)
JPY	99,997,600	Citibank N.A.	10/26/17	USD	883,519	(6,070)
JPY	88,300,000	HSBC Bank plc	10/26/17	USD	780,035	(5,491)
JPY	361,284,375	JPMorgan Chase Bank N.A.	10/26/17	USD	3,190,924	(23,100)
JPY	73,371,250	JPMorgan Chase Bank N.A.	10/26/17	USD	648,199	(4,519)
MXN	41,000,000	JPMorgan Chase Bank N.A.	10/26/17	USD	2,309,053	66,068

Cross Currency Contracts to Buy
GBP	830,000	JPMorgan Chase Bank N.A.	10/26/17	SEK	9,156,975	(12,653)
SEK	9,530,088	JPMorgan Chase Bank N.A.	10/26/17	GBP	830,000	58,521

Net Unrealized Depreciation						$(1,926,023)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/17	31	CAD	3,361,491	$(66,412)
U.S. Treasury Note 2 Year Futures	12/29/17	1,081	USD	233,175,079	(478,062)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/17	(43)	USD	(5,388,438)	63,714
U.S. Treasury Note 5 Year Futures	12/29/17	(160)	USD	(18,800,000)	146,460

Net Unrealized Depreciation					$(334,300)

Swap Agreements

OTC Cross-Currency Swaps

Receive	Pay	Payment Frequency	Maturity Date(a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	Annually	10/13/17	Citibank N.A.	$2,241,399	CHF	2,000,000	$175,470	$—	$175,470
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	Annually	10/13/17	JPMorgan Chase Bank N.A.	781,250	CHF	750,000	5,783	1,057	4,726

Totals								$181,253	$1,057	$180,196

(a)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements—(Continued)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation(1)
Pay	3M LIBOR-BBA	1.325%	Quarterly	03/20/18	Citibank N.A.	Markit iBoxx $ Liquid High Yield Index	USD	2,350,000	$57,703	$—	$57,703
Pay	3M LIBOR-BBA	1.325%	Quarterly	06/20/18	Citibank N.A.	Markit iBoxx $ Liquid High Yield Index	USD	2,350,000	73,289	—	73,289

Totals									$130,992	$—	$130,992

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.000%	Quarterly	12/20/19	USD	21,900,000	$81,094	$85,045	$(3,951)
Pay	3M LIBOR	2.000%	Quarterly	12/20/19	USD	21,800,000	80,723	129,405	(48,682)
Receive	3M CPURNSA	1.960%	Maturity	08/31/24	USD	21,900,000	143,520	—	143,520

Totals							$305,337	$214,450	$90,887

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Unrealized Appreciation/ (Depreciation)(1)
CDX.NA.HY.29	(5.000%)	Quarterly	12/20/22	3.259%	USD	4,700,000	$(18,552)
ITRX.EUR.28	(1.000%)	Quarterly	12/20/22	0.567%	EUR	20,600,000	3,253
Olin Corp. 1.000%, due 12/20/21	(1.000%)	Quarterly	12/20/21	0.847%	USD	1,000,000	(31,482)

Net Unrealized Depreciation							$(46,781)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.29	1.000%	Quarterly	12/20/22	0.559%	USD	22,900,000	$496,445	$479,165	$17,280

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.000%, due 06/01/19	(5.000%)	Quarterly	06/20/21	JPMorgan Chase Bank N.A.	1.058%	USD	600,000	$(84,663)	$(63,915)	$(20,748)
AES Corp. 1.000%, due 06/01/19	(5.000%)	Quarterly	06/21/21	JPMorgan Chase Bank N.A.	1.059%	USD	500,000	(70,578)	(56,973)	(13,605)
AES Corp. 1.000%, due 06/01/19	(5.000%)	Quarterly	06/21/21	JPMorgan Chase Bank N.A.	1.059%	USD	500,000	(70,578)	(51,976)	(18,602)
AES Corp. 1.000%, due 06/01/19	(5.000%)	Quarterly	06/21/21	JPMorgan Chase Bank N.A.	1.059%	USD	1,500,000	(211,733)	(170,919)	(40,814)
AES Corp. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	JPMorgan Chase Bank N.A.	1.555%	USD	1,300,000	(198,218)	(177,082)	(21,136)

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	JPMorgan Chase Bank N.A.	1.555%	USD	2,000,000	$(304,951)	$(281,770)	$(23,181)
Best Buy Co., Inc. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	Barclays Bank plc	1.068%	USD	350,000	(61,634)	(59,024)	(2,610)
Best Buy Co., Inc. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	Citibank N.A.	1.068%	USD	500,000	(88,049)	(85,097)	(2,952)
Best Buy Co., Inc. 6.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	Citibank N.A.	1.068%	USD	660,000	(116,225)	(107,750)	(8,475)
Best Buy Co., Inc. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	JPMorgan Chase Bank N.A.	1.068%	USD	650,000	(114,464)	(116,574)	2,110
CSC Holdings LLC 5.000%, due 09/20/18	(5.000%)	Quarterly	09/20/18	Barclays Bank plc	0.209%	USD	2,500,000	(117,052)	(146,999)	29,947
Gap, Inc. (The) 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Citibank N.A.	1.439%	USD	475,000	9,277	30,384	(21,107)
Gap, Inc. (The) 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Citibank N.A.	1.439%	USD	315,000	6,152	19,506	(13,354)
Gap, Inc. (The) 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Citibank N.A.	1.439%	USD	185,000	3,613	11,373	(7,760)
Kohl’s Corp. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Barclays Bank plc	1.580%	USD	1,025,000	26,366	59,662	(33,296)
L Brands, Inc. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Citibank N.A.	2.077%	USD	975,000	45,981	65,133	(19,152)
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	Quarterly	06/20/18	Citibank N.A.	0.157%	USD	5,500,000	(193,677)	(628,661)	434,984
Macy’s Retail Holdings, Inc. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Barclays Bank plc	2.342%	USD	925,000	54,126	68,500	(14,374)
Nabors Industries, Inc. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/20	JPMorgan Chase Bank N.A.	1.411%	USD	975,000	10,592	26,968	(16,376)
Nabors Industries, Inc. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/20	JPMorgan Chase Bank N.A.	1.411%	USD	975,000	10,592	24,413	(13,821)
Nabors Industries, Inc. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	JPMorgan Chase Bank N.A.	3.158%	USD	775,000	71,262	19,417	51,845
Olin Corp. 5.500%, due 08/15/22	(1.000%)	Quarterly	06/20/21	Citibank N.A.	0.684%	USD	2,200,000	(25,093)	168,529	(193,622)
Springleaf Finance Corp. 5.000%, due 06/20/20	(5.000%)	Quarterly	06/20/20	Barclays Bank plc	1.402%	USD	600,000	(56,764)	(55,619)	(1,145)
Target Corp. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Citibank N.A.	0.488%	USD	310,000	(7,180)	(5,045)	(2,135)
Target Corp. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Citibank N.A.	0.488%	USD	615,000	(14,245)	(10,589)	(3,656)
Target Corp. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Citibank N.A.	0.488%	USD	620,000	(14,361)	(9,791)	(4,570)
Target Corp. 1.000%, due 06/20/22	(1.000%)	Quarterly	06/20/22	Citibank N.A.	0.488%	USD	630,000	(14,592)	(9,645)	(4,947)
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	03/20/19	Barclays Bank plc	1.237%	USD	1,800,000	(98,643)	(145,060)	46,417
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	03/20/19	Citibank N.A.	1.237%	USD	2,500,000	(137,004)	(220,999)	83,995

Totals								$(1,761,743)	$(1,909,603)	$147,860

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements—(Continued)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Tower Corp. 1.000%, due 06/20/22	1.000%	Quarterly	06/20/21	Goldman Sachs & Co.	1.382%	USD	2,700,000	$(36,378)	$(12,706)	$(23,672)
Brazilian Government International Bond 1.000%, due 12/20/22	1.000%	Quarterly	06/20/22	Credit Suisse International	1.755%	USD	3,600,000	(119,831)	(182,088)	62,257
Nabors Industries, Inc. 1.000%, due 06/20/22	1.000%	Quarterly	06/20/22	JPMorgan Chase Bank N.A.	3.158%	USD	775,000	(71,262)	(96,867)	25,605
Nabors Industries, Inc. 1.000%, due 06/20/22	1.000%	Quarterly	06/20/22	JPMorgan Chase Bank N.A.	3.158%	USD	975,000	(89,652)	(125,396)	35,744
Nabors Industries, Inc. 1.000%, due 06/20/22	1.000%	Quarterly	06/20/22	JPMorgan Chase Bank N.A.	3.158%	USD	975,000	(89,652)	(121,898)	32,246
Simon Property Group L.P. 1.000%, due 06/20/22	1.000%	Quarterly	06/20/22	Citibank N.A.	0.664%	USD	1,300,000	19,734	4,387	15,347
Simon Property Group L.P. 1.000%, due 06/20/22	1.000%	Quarterly	06/20/22	Citibank N.A.	0.664%	USD	650,000	9,867	1,228	8,639
Simon Property Group L.P. 1.000%, due 06/20/22	1.000%	Quarterly	06/20/22	JPMorgan Chase Bank N.A.	0.664%	USD	2,175,000	33,016	21,123	11,893
United Mexico States 5.950%, due 03/19/19	1.000%	Quarterly	06/20/20	Citibank N.A.	0.575%	USD	1,600,000	18,192	(20,033)	38,225

Totals								$(325,966)	$(532,250)	$206,284

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bespoke 58% HY/42% IG 0-3% CDX Tranche	1.000%	Quarterly	06/20/19	Citibank N.A.	7.849%	USD	570,000	$(72,994)	$(153,900)	$80,906
Bespoke 5-8% Mezzanine Tranche	0.500%	Quarterly	06/20/18	Citibank N.A.	1.607%	USD	3,300,000	(26,476)	—	(26,476)
Bespoke Hong Kong 3-5% CDX Tranche	1.000%	Quarterly	12/20/18	Citibank N.A.	0.944%	USD	3,000,000	2,057	(126,283)	128,340
Bespoke Verona 0-3% Equity Tranche	1.000%	Quarterly	12/20/19	Citibank N.A.	9.668%	USD	900,000	(176,675)	220,500	43,825
Bespoke Verona 7-15% Mezzanine Tranche	0.400%	Quarterly	12/20/19	Citibank N.A.	0.387%	USD	1,650,000	478	—	478

Totals								$(273,610)	$(59,683)	$227,073

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(CDS)—	Credit Default Swap
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price Index for all Urban Consumers Non-Seasonally Adjusted
(ITRX.EUR.28)—	Markit iTraxx Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$412,528,996	$—	$412,528,996
Total U.S. Treasury & Government Agencies*	—	376,906,233	—	376,906,233
Total Asset-Backed Securities*	—	119,802,603	—	119,802,603
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	68,411,945	—	68,411,945
Total Mortgage-Backed Securities*	—	41,245,917	—	41,245,917
Total Foreign Government*	—	17,630,658	—	17,630,658
Total Investment Company Security	13,432,800	—	—	13,432,800
Total Municipals	—	7,968,980	—	7,968,980
Common Stocks
Diversified Financial Services	—	—	6,674	6,674
Oil, Gas & Consumable Fuels	1,134,015	—	—	1,134,015
Paper & Forest Products	8,475	—	—	8,475
Total Common Stocks	1,142,490	—	6,674	1,149,164
Total Warrant*	3,211	—	—	3,211

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$26,980,224	$—	$26,980,224
Total Securities Lending Reinvestments*	—	97,366,068	—	97,366,068
Total Net Investments	$14,578,501	$1,168,841,624	$6,674	$1,183,426,799

Collateral for Securities Loaned (Liability)	$—	$(97,324,485)	$—	$(97,324,485)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,173,659	$—	$1,173,659
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,099,682)	—	(3,099,682)
Total Forward Contracts	$—	$(1,926,023)	$—	$(1,926,023)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$210,174	$—	$—	$210,174
Futures Contracts (Unrealized Depreciation)	(544,474)	—	—	(544,474)
Total Futures Contracts	$(334,300)	$—	$—	$(334,300)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$164,053	$—	$164,053
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(102,667)	—	(102,667)
Total Centrally Cleared Swap Contracts	$—	$61,386	$—	$61,386
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$633,550	$—	$633,550
OTC Swap Contracts at Value (Liabilities)	—	(2,682,624)	—	(2,682,624)
Total OTC Swap Contracts	$—	$(2,049,074)	$—	$(2,049,074)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 2 to Level 1 in the amount of $548,442 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—67.8% of Net Assets

Security Description	Principal Amount*	Value

Argentina—4.3%
Argentine Bonos del Tesoro 15.500%, 10/17/26 (ARS)	437,168,000	$29,052,719
16.000%, 10/17/23 (ARS)	110,898,000	7,186,208
18.200%, 10/03/21 (ARS)	318,309,000	19,023,917
21.200%, 09/19/18 (ARS)	16,929,000	970,924
22.750%, 03/05/18 (ARS)	1,004,000	58,302
23.450%, BADLAR+ 2.000%, 04/03/22 (ARS) (a)	20,147,000	1,207,264

		57,499,334

Brazil—4.6%
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/20 (BRL)	83,081,000	21,010,287
Zero Coupon, 07/01/21 (BRL)	14,410,000	3,296,795
Brazil Notas do Tesouro Nacional 6.000%, 08/15/22 (BRL) (b)	4,846,000	4,817,343
10.000%, 01/01/19 (BRL)	6,700,000	2,235,686
10.000%, 01/01/21 (BRL)	36,775,000	12,332,917
10.000%, 01/01/23 (BRL)	51,875,000	16,598,300

		60,291,328

Colombia—4.1%
Colombian TES 6.000%, 04/28/28 (COP)	5,915,600,000	1,921,486
7.000%, 05/04/22 (COP)	653,000,000	230,312
7.000%, 06/30/32 (COP)	7,946,000,000	2,717,344
7.500%, 08/26/26 (COP)	9,819,300,000	3,556,066
7.750%, 09/18/30 (COP)	108,388,100,000	40,207,292
10.000%, 07/24/24 (COP)	10,589,000,000	4,329,374
Colombian TES Corto Plazo Zero Coupon, 12/12/17 (COP)	1,101,000,000	370,750
Zero Coupon, 03/13/18 (COP)	1,258,000,000	417,992

		53,750,616

India—8.3%
India Government Bonds 6.840%, 12/19/22 (INR)	365,000,000	5,643,983
7.680%, 12/15/23 (INR)	1,164,000,000	18,648,449
8.080%, 08/02/22 (INR)	1,344,000,000	21,701,114
8.120%, 12/10/20 (INR)	3,400,000,000	54,461,421
8.200%, 02/15/22 (INR)	547,000,000	8,864,574

		109,319,541

Indonesia—4.5%
Indonesia Treasury Bonds 5.625%, 05/15/23 (IDR)	96,951,000,000	6,995,790
7.000%, 05/15/22 (IDR)	81,607,000,000	6,270,937
8.375%, 03/15/24 (IDR)	81,624,000,000	6,703,567
8.375%, 09/15/26 (IDR)	45,918,000,000	3,838,716
8.375%, 03/15/34 (IDR)	49,720,000,000	4,064,275
8.750%, 05/15/31 (IDR)	22,479,000,000	1,933,471
9.000%, 03/15/29 (IDR)	11,396,000,000	993,529
10.000%, 09/15/24 (IDR)	186,070,000,000	16,402,784
10.000%, 02/15/28 (IDR)	34,960,000,000	3,202,444

Indonesia—(Continued)
Indonesia Treasury Bonds 10.500%, 08/15/30 (IDR)	2,470,000,000	239,513
11.500%, 09/15/19 (IDR)	7,238,000,000	592,270
12.800%, 06/15/21 (IDR)	78,179,000,000	7,123,431
12.900%, 06/15/22 (IDR)	1,823,000,000	170,598

		58,531,325

Mexico—16.4%
Mexican Bonos 4.750%, 06/14/18 (MXN)	441,200,000	23,847,333
5.000%, 12/11/19 (MXN)	753,040,000	39,871,421
7.750%, 12/14/17 (MXN)	950,800,000	52,238,654
8.500%, 12/13/18 (MXN)	114,740,000	6,405,340
Mexican Udibonos 2.500%, 12/10/20 (MXN) (b)	14,304,502	772,105
3.500%, 12/14/17 (MXN) (b)	26,421,736	1,459,115
4.000%, 06/13/19 (MXN) (b)	18,120,587	1,010,514
Mexico Cetes 5.913%, 11/09/17 (MXN) (c)	3,335,134,000	18,169,429
6.546%, 02/01/18 (MXN) (c)	4,169,816,000	22,345,955
6.735%, 03/01/18 (MXN) (c)	1,203,304,000	6,413,326
6.766%, 04/26/18 (MXN) (c)	1,531,624,000	8,075,637
6.825%, 01/04/18 (MXN) (c)	1,049,688,000	5,656,210
6.834%, 10/26/17 (MXN) (c)	2,761,963,000	15,087,962
6.844%, 10/12/17 (MXN) (c)	1,006,535,000	5,513,446
6.860%, 11/23/17 (MXN) (c)	1,015,952,000	5,519,671
6.938%, 12/07/17 (MXN) (c)	640,854,000	3,472,190

		215,858,308

Peru—0.1%
Peru Government Bonds 7.840%, 08/12/20 (PEN)	5,663,000	1,929,025

Republic of Korea—6.0%
Korea Treasury Bonds 2.000%, 09/10/22 (KRW)	16,818,000,000	14,614,194
3.000%, 03/10/23 (KRW)	7,056,000,000	6,427,148
3.000%, 09/10/24 (KRW)	17,132,000,000	15,636,467
3.375%, 09/10/23 (KRW)	19,356,000,000	17,983,749
3.500%, 03/10/24 (KRW)	12,686,000,000	11,925,660
3.750%, 06/10/22 (KRW)	12,689,000,000	11,869,685

		78,456,903

South Africa—1.8%
Republic of South Africa Government Bonds 6.250%, 03/31/36 (ZAR)	30,466,000	1,622,678
7.000%, 02/28/31 (ZAR)	35,057,000	2,157,075
8.000%, 01/31/30 (ZAR)	44,963,000	3,056,056
8.250%, 03/31/32 (ZAR)	117,253,000	7,919,119
8.500%, 01/31/37 (ZAR)	14,554,000	967,812
8.875%, 02/28/35 (ZAR)	92,755,000	6,473,184
10.500%, 12/21/26 (ZAR)	21,499,000	1,782,009

		23,977,933

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—12.7%
Korea Treasury Bonds 1.375%, 09/10/21 (KRW)	100,181,400,000	$85,250,448
1.875%, 03/10/22 (KRW)	71,589,000,000	61,868,935
4.250%, 06/10/21 (KRW)	20,715,400,000	19,482,044

		166,601,427

Thailand—4.5%
Thailand Government Bonds 3.875%, 06/13/19 (THB)	1,900,000,000	59,271,682

Ukraine—0.5%
Ukraine Government International Bonds Zero Coupon, 05/31/40 (144A)	12,785,000	6,884,722

Total Foreign Government (Cost $885,011,762)		892,372,144

Short-Term Investments—23.9%

Discount Note—13.0%
Federal Home Loan Bank 0.355%, 10/02/17 (c)	170,775,000	170,775,000

Repurchase Agreement—8.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $110,448,062 on 10/02/17, collateralized by $111,570,000 U.S. Treasury Note at 2.000% due 11/30/22 with a value of $112,659,370.	110,446,957	110,446,957

U.S. Treasury—2.5%
U.S. Treasury Bills 0.920%, 10/26/17 (c)	33,000,000	32,979,402

Total Short-Term Investments (Cost $314,197,553)		314,201,359

Total Investments—91.7% (Cost $1,199,209,315)		1,206,573,503
Other assets and liabilities (net)—8.2%		108,953,880

Net Assets—100.0%		$1,315,527,383

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage- backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $6,884,722, which is 0.5% of net assets.
(ARS)—	Argentine Peso
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(PEN)—	Peruvian Nuevo Sol
(THB)—	Thai Baht
(ZAR)—	South African Rand

Top Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Global Government Investment Grade	30.4%
Global Government High Yield	37.4%

67.8%

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	354,603,177	JPMorgan Chase Bank N.A.	12/04/17	USD	111,342,369	$(313,758)
IDR	1,027,733,773,145	JPMorgan Chase Bank N.A.	03/19/18	USD	76,730,907	(1,577,617)
INR	69,899,500	HSBC Bank plc	11/08/17	USD	1,067,494	(1,947)
INR	3,617,565,000	HSBC Bank plc	11/16/17	USD	56,147,214	(1,050,300)
INR	14,658,000	JPMorgan Chase Bank N.A.	02/15/18	USD	224,954	(3,964)
KRW	6,146,000,000	Citibank N.A.	10/16/17	USD	5,373,317	(6,598)
KRW	19,207,000,000	HSBC Bank plc	10/18/17	USD	16,774,673	(2,594)

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	40,188,000	JPMorgan Chase Bank N.A.	11/15/17	USD	29,623,780	$(1,883,734)
AUD	5,331,000	Citibank N.A.	02/22/18	USD	3,937,637	(237,455)
AUD	383,100	Citibank N.A.	03/09/18	USD	287,676	(12,311)
AUD	190,000	Citibank N.A.	03/09/18	USD	142,667	(6,112)
AUD	26,541,000	Citibank N.A.	03/13/18	USD	19,710,806	(1,071,279)
AUD	39,798,000	JPMorgan Chase Bank N.A.	03/13/18	USD	29,450,520	(1,712,037)
AUD	960,000	JPMorgan Chase Bank N.A.	03/16/18	USD	715,536	(36,138)
AUD	29,844,000	JPMorgan Chase Bank N.A.	03/20/18	USD	22,402,399	(964,302)
EUR	9,359,372	UBS AG, Stamford	10/06/17	USD	11,114,160	50,511
EUR	3,488,374	Bank of America N.A.	10/10/17	USD	3,994,188	(130,292)
EUR	5,723,000	HSBC Bank plc	10/10/17	USD	6,553,150	(213,441)
EUR	3,672,600	JPMorgan Chase Bank N.A.	10/10/17	USD	4,199,912	(142,388)
EUR	263,000	Standard Chartered Bank	10/10/17	USD	301,161	(9,797)
EUR	10,800,000	Goldman Sachs & Co.	10/11/17	USD	13,000,824	230,766
EUR	2,021,800	Deutsche Bank AG	10/12/17	USD	2,313,445	(77,284)
EUR	1,079,000	JPMorgan Chase Bank N.A.	10/12/17	USD	1,234,727	(41,164)
EUR	8,953,000	Standard Chartered Bank	10/12/17	USD	10,246,708	(339,992)
EUR	16,311,000	JPMorgan Chase Bank N.A.	10/13/17	USD	18,693,629	(594,743)
EUR	19,673,416	Bank of America N.A.	10/16/17	USD	23,389,134	120,893
EUR	3,821,000	HSBC Bank plc	10/16/17	USD	4,554,479	35,287
EUR	1,565,000	JPMorgan Chase Bank N.A.	10/16/17	USD	1,868,227	17,262
EUR	4,296,000	Morgan Stanley & Co.	10/16/17	USD	5,146,780	65,793
EUR	315,257	Bank of America N.A.	10/17/17	USD	374,778	1,895
EUR	2,440,000	Goldman Sachs & Co.	10/17/17	USD	2,797,399	(88,602)
EUR	413,121	JPMorgan Chase Bank N.A.	10/17/17	USD	473,238	(15,396)
EUR	19,463,000	Standard Chartered Bank	10/17/17	USD	22,306,252	(714,340)
EUR	1,631,000	Goldman Sachs & Co.	10/18/17	USD	1,941,493	12,265
EUR	13,034,000	JPMorgan Chase Bank N.A.	10/18/17	USD	14,933,341	(483,926)
EUR	137,040	JPMorgan Chase Bank N.A.	10/18/17	USD	163,218	1,120
EUR	4,966,000	Morgan Stanley & Co.	10/18/17	USD	5,910,484	36,451
EUR	336,460	UBS AG, Stamford	10/18/17	USD	387,306	(10,676)
EUR	4,520,000	UBS AG, Stamford	10/20/17	USD	5,414,734	67,687
EUR	3,566,100	Deutsche Bank AG	10/24/17	USD	4,145,270	(74,228)
EUR	97,042,524	Deutsche Bank AG	10/30/17	USD	113,544,605	(1,314,937)
EUR	18,927,100	Bank of America N.A.	10/31/17	USD	22,192,403	(210,898)
EUR	4,635,008	Barclays Bank plc	10/31/17	USD	5,444,373	(41,913)
EUR	4,190,725	Citibank N.A.	10/31/17	USD	4,911,341	(49,064)
EUR	5,318,000	Goldman Sachs & Co.	11/02/17	USD	6,297,735	2,352
EUR	1,620,000	HSBC Bank plc	11/02/17	USD	1,912,844	(4,892)
EUR	4,170,000	Bank of America N.A.	11/03/17	USD	4,940,303	3,647
EUR	649,410	Citibank N.A.	11/08/17	USD	766,982	(2,024)
EUR	20,579,043	Deutsche Bank AG	11/08/17	USD	24,320,519	(48,386)
EUR	708,000	Deutsche Bank AG	11/09/17	USD	838,736	306
EUR	419,000	HSBC Bank plc	11/10/17	USD	494,285	(1,931)
EUR	20,376,830	Citibank N.A.	11/14/17	USD	24,018,129	(118,929)
EUR	11,794,828	Deutsche Bank AG	11/14/17	USD	13,913,179	(58,202)
EUR	830,000	JPMorgan Chase Bank N.A.	11/14/17	USD	978,720	(4,443)
EUR	309,733	Deutsche Bank AG	11/15/17	USD	367,185	277
EUR	900,000	Goldman Sachs & Co.	11/15/17	USD	1,067,958	1,821
EUR	446,000	Standard Chartered Bank	11/15/17	USD	529,181	851
EUR	7,408,999	Goldman Sachs & Co.	11/17/17	USD	8,722,021	(55,576)
EUR	137,043	JPMorgan Chase Bank N.A.	11/20/17	USD	161,445	(938)
EUR	13,037,000	UBS AG, Stamford	11/20/17	USD	15,641,923	194,278
EUR	1,399,267	Deutsche Bank AG	11/22/17	USD	1,651,954	(6,223)
EUR	3,696,678	HSBC Bank plc	11/22/17	USD	4,361,156	(19,528)
EUR	989,372	Bank of America N.A.	11/24/17	USD	1,173,692	1,131
EUR	2,341,000	Barclays Bank plc	11/24/17	USD	2,765,681	(8,772)

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,287,000	Deutsche Bank AG	11/24/17	USD	1,528,699	$3,401
EUR	12,323,000	JPMorgan Chase Bank N.A.	11/24/17	USD	14,637,506	32,815
EUR	281,896	UBS AG, Stamford	11/24/17	USD	334,350	259
EUR	1,115,456	Bank of America N.A.	11/30/17	USD	1,338,871	16,463
EUR	1,673,320	Deutsche Bank AG	11/30/17	USD	2,020,869	37,096
EUR	5,010,000	Standard Chartered Bank	11/30/17	USD	5,898,999	(40,511)
EUR	1,120,359	Bank of America N.A.	12/01/17	USD	1,341,697	13,407
EUR	3,488,374	Bank of America N.A.	12/07/17	USD	4,173,490	36,220
EUR	6,270,000	Goldman Sachs & Co.	12/07/17	USD	7,508,952	72,626
EUR	8,039,372	UBS AG, Stamford	12/07/17	USD	9,606,768	71,937
EUR	11,794,821	Deutsche Bank AG	12/14/17	USD	14,175,311	179,938
EUR	1,529,000	Bank of America N.A.	12/15/17	USD	1,840,358	25,973
JPY	578,374,700	Barclays Bank plc	10/11/17	USD	5,345,274	203,369
JPY	133,330,000	Standard Chartered Bank	10/12/17	USD	1,208,170	22,779
JPY	159,950,000	JPMorgan Chase Bank N.A.	10/20/17	USD	1,481,718	59,160
JPY	698,590,000	Barclays Bank plc	10/24/17	USD	6,460,709	246,523
JPY	359,980,000	Goldman Sachs & Co.	10/27/17	USD	3,239,561	37,001
JPY	2,580,000,000	Citibank N.A.	11/09/17	USD	23,075,066	109,007
JPY	94,232,353	Citibank N.A.	11/09/17	USD	918,211	79,395
JPY	229,154,000	Citibank N.A.	11/14/17	USD	2,233,949	193,667
JPY	108,840,000	Citibank N.A.	11/14/17	USD	971,916	2,854
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/14/17	USD	903,961	79,787
JPY	8,128,806,420	Goldman Sachs & Co.	11/15/17	USD	71,842,881	(535,487)
JPY	791,049,590	UBS AG, Stamford	11/15/17	USD	7,010,054	(33,400)
JPY	655,568,000	JPMorgan Chase Bank N.A.	11/16/17	USD	5,854,279	16,886
JPY	93,849,000	Standard Chartered Bank	11/16/17	USD	834,451	(1,212)
JPY	406,893,200	Citibank N.A.	11/20/17	USD	3,615,061	(8,691)
JPY	306,357,000	Deutsche Bank AG	11/21/17	USD	2,855,836	127,329
JPY	151,705,000	Barclays Bank plc	11/24/17	USD	1,392,952	41,642
JPY	79,941,000	HSBC Bank plc	11/27/17	USD	725,417	13,250
JPY	350,622,000	Standard Chartered Bank	11/27/17	USD	3,218,340	94,766
JPY	462,800,000	Citibank N.A.	12/08/17	USD	4,266,480	141,194
JPY	693,100,000	HSBC Bank plc	12/11/17	USD	6,388,018	208,684
JPY	895,640,000	Citibank N.A.	12/12/17	USD	7,998,178	12,576
JPY	119,465,000	Citibank N.A.	12/13/17	USD	1,090,482	25,252
JPY	635,480,000	HSBC Bank plc	12/13/17	USD	5,814,967	148,604
JPY	588,770,000	JPMorgan Chase Bank N.A.	12/13/17	USD	5,218,621	(31,246)
JPY	248,300,000	JPMorgan Chase Bank N.A.	12/18/17	USD	2,277,637	62,905
JPY	119,300,000	Morgan Stanley & Co.	12/18/17	USD	1,099,337	35,230
JPY	596,690,000	Barclays Bank plc	01/11/18	USD	5,287,344	(42,823)
JPY	296,207,000	Deutsche Bank AG	01/11/18	USD	2,627,113	(18,872)
JPY	174,225,000	Goldman Sachs & Co.	01/11/18	USD	1,543,084	(13,249)
JPY	554,560,000	Barclays Bank plc	01/16/18	USD	4,897,555	(57,610)
JPY	44,450,000	Citibank N.A.	01/16/18	USD	392,481	(4,694)
JPY	183,890,000	HSBC Bank plc	01/16/18	USD	1,622,893	(20,221)
JPY	360,500,000	JPMorgan Chase Bank N.A.	01/16/18	USD	3,204,900	(16,279)
JPY	55,370,000	JPMorgan Chase Bank N.A.	01/22/18	USD	497,793	2,884
JPY	248,150,000	Standard Chartered Bank	01/22/18	USD	2,238,106	20,088
JPY	105,570,000	Deutsche Bank AG	01/24/18	USD	950,328	6,618
JPY	2,940,787,800	JPMorgan Chase Bank N.A.	01/24/18	USD	26,581,050	292,815
JPY	353,334,000	Citibank N.A.	01/25/18	USD	3,196,349	37,661
JPY	544,000,000	JPMorgan Chase Bank N.A.	01/25/18	USD	4,919,893	56,716
JPY	342,205,982	Deutsche Bank AG	01/29/18	USD	3,088,056	28,186
JPY	189,600,000	JPMorgan Chase Bank N.A.	01/29/18	USD	1,715,348	20,020
JPY	2,961,408,150	Deutsche Bank AG	01/30/18	USD	26,410,489	(70,680)
JPY	411,460,000	Barclays Bank plc	01/31/18	USD	3,726,318	46,807
JPY	443,025,359	HSBC Bank plc	01/31/18	USD	4,003,844	42,058

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	408,503,000	Citibank N.A.	02/13/18	USD	3,721,360	$65,718
JPY	109,790,000	Citibank N.A.	02/14/18	USD	985,835	3,285
JPY	105,370,000	Barclays Bank plc	02/15/18	USD	966,609	23,563
JPY	108,840,000	Citibank N.A.	02/15/18	USD	1,004,013	29,912
JPY	470,663,000	JPMorgan Chase Bank N.A.	02/15/18	USD	4,357,224	144,863
JPY	105,370,000	Deutsche Bank AG	02/16/18	USD	946,678	3,582
JPY	290,134,020	Goldman Sachs & Co.	02/16/18	USD	2,675,797	79,002
JPY	164,870,000	HSBC Bank plc	02/16/18	USD	1,481,312	5,671
JPY	653,133,000	JPMorgan Chase Bank N.A.	02/16/18	USD	5,854,282	8,526
JPY	338,124,000	Deutsche Bank AG	02/20/18	USD	3,084,932	57,954
JPY	639,006,000	HSBC Bank plc	02/22/18	USD	5,873,217	152,040
JPY	457,974,000	JPMorgan Chase Bank N.A.	02/22/18	USD	4,227,895	127,542
JPY	149,920,000	Deutsche Bank AG	02/26/18	USD	1,383,920	41,358
JPY	445,120,000	HSBC Bank plc	02/27/18	USD	4,026,413	40,064
JPY	468,190,000	Barclays Bank plc	02/28/18	USD	4,343,377	150,193
JPY	54,700,000	Barclays Bank plc	02/28/18	USD	505,840	15,938
JPY	256,658,000	Deutsche Bank AG	02/28/18	USD	2,372,575	73,905
JPY	446,759,000	JPMorgan Chase Bank N.A.	02/28/18	USD	4,126,532	125,287
JPY	244,017,000	JPMorgan Chase Bank N.A.	02/28/18	USD	2,253,137	67,682
JPY	150,260,000	JPMorgan Chase Bank N.A.	02/28/18	USD	1,363,162	17,410
JPY	36,614,000	Deutsche Bank AG	03/01/18	USD	335,087	7,149
JPY	488,094,000	HSBC Bank plc	03/01/18	USD	4,469,316	97,631
JPY	338,400,000	JPMorgan Chase Bank N.A.	03/05/18	USD	3,033,658	2,071
JPY	159,900,000	HSBC Bank plc	03/06/18	USD	1,424,753	(7,804)
JPY	210,400,000	Deutsche Bank AG	03/13/18	USD	1,949,376	63,669
JPY	493,277,635	Barclays Bank plc	03/19/18	USD	4,500,035	77,602
JPY	109,701,956	Citibank N.A.	03/20/18	USD	996,611	13,035
JPY	160,844,000	Deutsche Bank AG	03/22/18	USD	1,455,944	13,678
JPY	465,903,000	Citibank N.A.	03/23/18	USD	4,214,505	36,589
JPY	250,376,450	Barclays Bank plc	03/26/18	USD	2,267,533	21,953
JPY	109,471,259	JPMorgan Chase Bank N.A.	03/26/18	USD	1,003,895	22,068
JPY	200,950,000	Morgan Stanley & Co.	03/26/18	USD	1,819,211	16,928
JPY	66,105,000	JPMorgan Chase Bank N.A.	03/30/18	USD	589,955	(3,058)
JPY	100,800,000	Citibank N.A.	04/13/18	USD	928,049	23,082
JPY	177,260,000	Bank of America N.A.	04/18/18	USD	1,632,574	40,708
JPY	733,680,000	JPMorgan Chase Bank N.A.	04/23/18	USD	6,850,260	259,634
JPY	157,477,000	HSBC Bank plc	05/15/18	USD	1,407,930	(8,462)
JPY	796,134,720	Citibank N.A.	05/16/18	USD	7,145,829	(15,239)
JPY	8,630,050	Bank of America N.A.	05/18/18	USD	77,462	(172)
JPY	406,893,100	Citibank N.A.	05/18/18	USD	3,650,035	(10,304)
JPY	8,604,125	Bank of America N.A.	05/21/18	USD	78,371	956
JPY	8,634,400	HSBC Bank plc	05/21/18	USD	78,817	1,130
JPY	8,627,500	Bank of America N.A.	05/22/18	USD	79,064	1,435
JPY	275,190,000	JPMorgan Chase Bank N.A.	05/22/18	USD	2,521,960	45,832
JPY	427,709,000	Bank of America N.A.	05/25/18	USD	3,916,749	67,612
JPY	930,530,000	HSBC Bank plc	06/18/18	USD	8,668,188	282,424
JPY	929,100,000	Deutsche Bank AG	06/19/18	USD	8,566,608	193,250
JPY	599,020,000	Citibank N.A.	06/20/18	USD	5,484,025	85,148
JPY	930,710,000	Deutsche Bank AG	06/22/18	USD	8,487,233	97,923
JPY	811,652,000	Barclays Bank plc	06/29/18	USD	7,368,038	48,964
KRW	6,146,000,000	Citibank N.A.	10/16/17	USD	5,494,859	128,140
KRW	19,207,000,000	HSBC Bank plc	10/18/17	USD	16,820,212	48,133
KRW	23,804,000,000	HSBC Bank plc	10/24/17	USD	21,223,252	435,359
KRW	6,255,000,000	HSBC Bank plc	11/02/17	USD	5,576,854	113,774
KRW	8,216,000,000	Citibank N.A.	11/15/17	USD	7,257,309	80,385
KRW	5,503,000,000	Citibank N.A.	11/16/17	USD	4,864,745	57,652
KRW	23,877,000,000	HSBC Bank plc	11/17/17	USD	21,050,915	193,146

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	14,004,000,000	HSBC Bank plc	11/27/17	USD	12,524,259	$289,631
KRW	16,897,000,000	HSBC Bank plc	12/05/17	USD	15,007,150	243,669
KRW	7,689,000,000	Deutsche Bank AG	12/20/17	USD	6,901,535	181,823
KRW	18,754,082,042	HSBC Bank plc	01/10/18	USD	16,606,085	210,588
KRW	6,146,000,000	Citibank N.A.	01/16/18	USD	5,375,197	1,517
KRW	13,933,000,000	Citibank N.A.	02/21/18	USD	12,266,796	76,145
KRW	17,622,000,000	Goldman Sachs & Co.	03/07/18	USD	15,687,706	265,185
KRW	72,000,000,000	Goldman Sachs & Co.	03/08/18	USD	64,096,857	1,082,272
KRW	11,175,000,000	HSBC Bank plc	03/20/18	USD	9,885,881	103,216
KRW	9,199,917,958	HSBC Bank plc	03/27/18	USD	8,155,956	101,196
KRW	19,207,000,000	HSBC Bank plc	04/18/18	USD	16,811,379	(10,752)
KRW	7,690,000,000	Deutsche Bank AG	05/18/18	USD	6,922,315	184,498
ZAR	68,491,975	HSBC Bank plc	12/15/17	USD	5,163,049	162,654

Cross Currency Contracts to Buy
BRL	29,034,000	Citibank N.A.	10/25/17	EUR	7,718,163	5,969
IDR	58,860,000,000	JPMorgan Chase Bank N.A.	10/19/17	AUD	5,830,609	(208,730)

Net Unrealized Depreciation						$(4,353,208)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	1.817%	Semi-Annually	02/03/25	USD	8,640,000	$203,202	$—	$203,202
Receive	3M LIBOR	1.914%	Semi-Annually	01/22/25	USD	35,110,000	581,762	—	581,762
Receive	3M LIBOR	1.937%	Semi-Annually	01/29/25	USD	6,480,000	97,756	—	97,756
Receive	3M LIBOR	1.942%	Semi-Annually	01/30/25	USD	5,480,000	81,189	—	81,189
Receive	3M LIBOR	1.970%	Semi-Annually	01/23/25	USD	43,890,000	561,687	—	561,687
Receive	3M LIBOR	1.973%	Semi-Annually	01/27/25	USD	25,900,000	327,032	—	327,032
Receive	3M LIBOR	2.378%	Semi-Annually	11/18/46	USD	24,800,000	828,920	—	828,920
Receive	3M LIBOR	2.537%	Semi-Annually	04/13/47	USD	32,700,000	(30,852)	—	(30,852)
Receive	3M LIBOR	2.587%	Semi-Annually	07/27/47	USD	36,300,000	(435,673)	—	(435,673)
Receive	3M LIBOR	2.731%	Semi-Annually	07/07/24	USD	14,050,000	(543,003)	—	(543,003)
Receive	3M LIBOR	2.794%	Semi-Annually	03/13/47	USD	24,900,000	(1,416,021)	—	(1,416,021)
Receive	3M LIBOR	3.018%	Semi-Annually	08/22/23	USD	26,870,000	(1,426,837)	216,853	(1,643,690)
Receive	3M LIBOR	3.848%	Semi-Annually	08/20/43	USD	15,360,000	(4,040,933)	—	(4,040,933)

Totals							$(5,211,771)	$216,853	$(5,428,624)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(LIBOR)—	London Interbank Offered Rate
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$892,372,144	$—	$892,372,144
Total Short-Term Investments*	—	314,201,359	—	314,201,359
Total Investments	$—	$1,206,573,503	$—	$1,206,573,503

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$10,569,360	$—	$10,569,360
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(14,922,568)	—	(14,922,568)
Total Forward Contracts	$—	$(4,353,208)	$—	$(4,353,208)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,681,548	$—	$2,681,548
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(8,110,172)	—	(8,110,172)
Total Centrally Cleared Swap Contracts	$—	$(5,428,624)	$—	$(5,428,624)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Boeing Co. (The)	113,595	$28,876,985
General Dynamics Corp.	84,080	17,285,166
Lockheed Martin Corp.	85,887	26,649,877
Northrop Grumman Corp.	32,033	9,216,535

		82,028,563

Air Freight & Logistics—0.4%
FedEx Corp.	42,050	9,485,639

Airlines—0.3%
Spirit Airlines, Inc. (a) (b)	209,665	7,004,908

Automobiles—0.4%
Tesla, Inc. (a) (b)	28,999	9,891,559

Banks—5.5%
Bank of America Corp.	2,484,793	62,964,655
Citigroup, Inc.	396,163	28,816,897
Huntington Bancshares, Inc.	861,761	12,030,183
PNC Financial Services Group, Inc. (The)	225,187	30,348,452

		134,160,187

Beverages—3.3%
Anheuser-Busch InBev S.A. (ADR)	67,834	8,092,596
Constellation Brands, Inc. - Class A	90,443	18,038,856
Monster Beverage Corp. (a) (b)	400,325	22,117,956
PepsiCo, Inc.	295,171	32,890,905

		81,140,313

Biotechnology—1.7%
Aduro Biotech, Inc. (a)	141,969	1,511,970
Alder Biopharmaceuticals, Inc. (a)	104,993	1,286,164
Alnylam Pharmaceuticals, Inc. (a) (b)	12,520	1,470,975
Biogen, Inc. (a)	2,873	899,594
Biohaven Pharmaceutical Holding Co., Ltd. (a)	62,063	2,319,915
Bluebird Bio, Inc. (a) (b)	14,131	1,940,893
Calithera Biosciences, Inc. (a) (b)	51,800	815,850
Celgene Corp. (a)	76,655	11,177,832
Coherus Biosciences, Inc. (a) (b)	120,022	1,602,294
GlycoMimetics, Inc. (a) (b)	119,928	1,677,793
Incyte Corp. (a)	26,640	3,109,954
Ironwood Pharmaceuticals, Inc. (a) (b)	147,969	2,333,471
Jounce Therapeutics, Inc. (a)	4,500	70,110
Karyopharm Therapeutics, Inc. (a)	112,522	1,235,491
Loxo Oncology, Inc. (a) (b)	33,200	3,058,384
Otonomy, Inc. (a)	102,536	333,242
Ra Pharmaceuticals, Inc. (a)	75,054	1,095,788
Regeneron Pharmaceuticals, Inc. (a)	3,818	1,707,104
Syndax Pharmaceuticals, Inc. (a)	104,000	1,216,800
TESARO, Inc. (a) (b)	23,842	3,078,002
Trevena, Inc. (a)	188,677	481,126

		42,422,752

Capital Markets—1.4%
FactSet Research Systems, Inc.	17,387	3,131,573
Financial Engines, Inc.	62,724	2,179,659

Capital Markets—(Continued)
Goldman Sachs Group, Inc. (The)	18,608	4,413,632
Intercontinental Exchange, Inc.	128,254	8,811,050
Legg Mason, Inc.	46,321	1,820,878
Northern Trust Corp.	36,511	3,356,456
TD Ameritrade Holding Corp.	171,773	8,382,522
WisdomTree Investments, Inc. (b)	146,350	1,489,843

		33,585,613

Chemicals—2.2%
Cabot Corp.	71,604	3,995,503
Celanese Corp. - Series A	85,386	8,903,198
DowDuPont, Inc.	246,554	17,068,933
Monsanto Co.	36,715	4,399,191
PPG Industries, Inc.	122,734	13,336,277
Praxair, Inc.	28,017	3,915,096
Westlake Chemical Corp. (b)	41,520	3,449,897

		55,068,095

Communications Equipment—0.6%
Arista Networks, Inc. (a)	71,780	13,610,206

Construction Materials—0.4%
CRH plc (ADR) (b)	19,993	756,935
Martin Marietta Materials, Inc.	22,357	4,610,684
Vulcan Materials Co.	30,329	3,627,349

		8,994,968

Consumer Finance—1.5%
American Express Co.	215,473	19,491,688
Capital One Financial Corp.	214,322	18,144,500

		37,636,188

Containers & Packaging—1.2%
Ardagh Group S.A.	167,443	3,584,955
Ball Corp.	315,210	13,018,173
International Paper Co.	200,668	11,401,956
Owens-Illinois, Inc. (a) (b)	83,840	2,109,414

		30,114,498

Diversified Telecommunication Services—1.6%
Verizon Communications, Inc.	793,511	39,270,859

Electric Utilities—3.3%
Avangrid, Inc. (b)	282,633	13,402,457
Edison International	196,236	15,143,532
Exelon Corp.	216,959	8,172,846
NextEra Energy, Inc.	178,757	26,196,838
PG&E Corp.	280,031	19,067,311

		81,982,984

Electrical Equipment—1.4%
AMETEK, Inc.	264,920	17,495,317
Eaton Corp. plc	222,131	17,057,439

		34,552,756

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.1%
Flex, Ltd. (a)	222,951	$3,694,298

Energy Equipment & Services—0.1%
Helix Energy Solutions Group, Inc. (a)	190,442	1,407,366
Tesco Corp. (a)	220,920	1,204,014

		2,611,380

Equity Real Estate Investment Trusts—3.3%
Alexandria Real Estate Equities, Inc. (b)	92,501	11,004,844
American Tower Corp.	186,123	25,439,292
Apartment Investment & Management Co. - Class A	176,739	7,751,773
Equinix, Inc.	20,787	9,277,238
Invitation Homes, Inc.	388,770	8,805,640
Outfront Media, Inc.	102,325	2,576,543
Prologis, Inc.	135,760	8,615,330
Simon Property Group, Inc.	53,906	8,679,405

		82,150,065

Food & Staples Retailing—0.8%
Costco Wholesale Corp.	83,813	13,769,638
Sysco Corp.	118,855	6,412,227

		20,181,865

Food Products—2.2%
Blue Buffalo Pet Products, Inc. (a) (b)	122,635	3,476,702
Campbell Soup Co. (b)	145,439	6,809,454
Fresh Del Monte Produce, Inc. (b)	78,139	3,552,199
Hostess Brands, Inc. (a) (b)	1,070,004	14,616,255
Post Holdings, Inc. (a) (b)	230,355	20,333,436
Simply Good Foods Co. (The) (a) (b)	467,230	5,471,263

		54,259,309

Gas Utilities—0.2%
UGI Corp.	120,540	5,648,504

Health Care Equipment & Supplies—3.9%
Abbott Laboratories	210,838	11,250,316
Baxter International, Inc.	158,499	9,945,812
Becton Dickinson & Co.	59,487	11,656,478
Boston Scientific Corp. (a)	675,415	19,701,855
ConforMIS, Inc. (a) (b)	140,400	494,208
Medtronic plc	395,400	30,750,258
Stryker Corp.	86,988	12,354,036

		96,152,963

Health Care Providers & Services—3.8%
Brookdale Senior Living, Inc. (a)	163,665	1,734,849
Cardinal Health, Inc.	182,929	12,241,609
Cigna Corp.	82,540	15,430,027
HCA Healthcare, Inc. (a)	101,422	8,072,177
McKesson Corp.	119,041	18,285,888
UnitedHealth Group, Inc.	190,682	37,345,070

		93,109,620

Hotels, Restaurants & Leisure—1.4%
Hilton Worldwide Holdings, Inc.	92,849	6,448,363
McDonald’s Corp.	147,644	23,132,862
Wingstop, Inc. (b)	20,181	671,018
Wynn Resorts, Ltd. (b)	35,415	5,274,002

		35,526,245

Household Durables—0.6%
Installed Building Products, Inc. (a)	32,101	2,080,145
Mohawk Industries, Inc. (a)	46,351	11,472,336

		13,552,481

Independent Power and Renewable Electricity Producers—0.3%
NRG Energy, Inc.	251,913	6,446,454

Industrial Conglomerates—1.0%
General Electric Co.	1,017,814	24,610,743

Insurance—4.6%
Allstate Corp. (The)	100,610	9,247,065
American International Group, Inc.	415,603	25,513,868
Assured Guaranty, Ltd.	404,685	15,276,859
Athene Holding, Ltd. - Class A (a)	90,455	4,870,097
Hartford Financial Services Group, Inc. (The)	170,172	9,432,634
Marsh & McLennan Cos., Inc.	297,467	24,930,709
Prudential Financial, Inc.	95,273	10,129,426
XL Group, Ltd.	350,643	13,832,866

		113,233,524

Internet & Direct Marketing Retail—3.0%
Amazon.com, Inc. (a)	34,384	33,055,059
Expedia, Inc. (b)	92,686	13,341,223
Netflix, Inc. (a)	59,955	10,872,839
Wayfair, Inc. - Class A (a)	238,806	16,095,524

		73,364,645

Internet Software & Services—5.8%
Alphabet, Inc. - Class A (a)	55,876	54,407,579
Blucora, Inc. (a)	106,916	2,704,975
eBay, Inc. (a)	596,851	22,954,889
Facebook, Inc. - Class A (a)	370,453	63,299,304

		143,366,747

IT Services—4.1%
Accenture plc - Class A	34,422	4,649,380
Alliance Data Systems Corp.	27,393	6,068,919
Cognizant Technology Solutions Corp. - Class A	37,636	2,730,115
FleetCor Technologies, Inc. (a)	54,106	8,373,986
Genpact, Ltd.	211,360	6,076,600
Global Payments, Inc.	193,779	18,414,818
PayPal Holdings, Inc. (a)	195,622	12,525,677
Total System Services, Inc.	38,597	2,528,103
Visa, Inc. - Class A (b)	311,186	32,749,215
WEX, Inc. (a) (b)	65,180	7,314,500

		101,431,313

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	64,541	$12,211,157

Machinery—2.9%
AGCO Corp. (b)	41,264	3,044,045
Caterpillar, Inc.	21,341	2,661,436
Deere & Co.	48,671	6,112,591
Fortive Corp.	271,451	19,216,017
Illinois Tool Works, Inc.	133,022	19,681,935
PACCAR, Inc.	35,433	2,563,223
Pentair plc	275,773	18,741,533

		72,020,780

Marine—0.1%
Kirby Corp. (a) (b)	26,158	1,725,120

Media—3.2%
Charter Communications, Inc. - Class A (a)	62,887	22,854,394
Cinemark Holdings, Inc.	47,149	1,707,265
Comcast Corp. - Class A	851,861	32,779,611
Liberty Media Corp.-Liberty Formula One - Class C (a)	115,840	4,412,346
New York Times Co. (The) - Class A (b)	105,191	2,061,744
Scripps Networks Interactive, Inc. - Class A	6,968	598,481
Twenty-First Century Fox, Inc. - Class A	206,258	5,441,086
Viacom, Inc. - Class B	333,646	9,288,705

		79,143,632

Metals & Mining—0.2%
Alcoa Corp. (a)	47,897	2,232,958
Steel Dynamics, Inc.	65,801	2,268,161

		4,501,119

Multi-Utilities—0.6%
Sempra Energy (b)	122,414	13,971,110

Oil, Gas & Consumable Fuels—5.4%
Andeavor	63,710	6,571,687
Antero Resources Corp. (a) (b)	168,331	3,349,787
BP plc (ADR)	154,296	5,929,595
Chevron Corp.	154,639	18,170,082
Diamondback Energy, Inc. (a) (b)	98,551	9,654,056
Extraction Oil & Gas, Inc. (a) (b)	489,832	7,538,514
Exxon Mobil Corp.	29,887	2,450,136
Kinder Morgan, Inc.	644,728	12,365,883
Marathon Petroleum Corp.	108,575	6,088,886
Newfield Exploration Co. (a) (b)	760,761	22,571,779
ONEOK, Inc.	67,210	3,724,106
Parsley Energy, Inc. - Class A (a)	224,305	5,908,194
PDC Energy, Inc. (a) (b)	85,248	4,179,709
Pioneer Natural Resources Co.	17,594	2,595,819
QEP Resources, Inc. (a)	709,618	6,081,426
RSP Permian, Inc. (a)	49,867	1,724,900
Suncor Energy, Inc.	175,457	6,146,259
TransCanada Corp. (b)	106,318	5,255,299
WPX Energy, Inc. (a)	244,660	2,813,590

		133,119,707

Personal Products—0.9%
Coty, Inc. - Class A (b)	1,111,994	18,381,261
Herbalife, Ltd. (a) (b)	62,668	4,250,770

		22,632,031

Pharmaceuticals—4.3%
Aerie Pharmaceuticals, Inc. (a) (b)	42,337	2,057,578
Allergan plc	97,688	20,021,156
AstraZeneca plc (ADR) (b)	299,296	10,140,149
Bristol-Myers Squibb Co.	475,826	30,329,149
Dermira, Inc. (a) (b)	57,484	1,552,068
Eli Lilly & Co.	229,700	19,648,538
Kala Pharmaceuticals, Inc. (a)	59,000	1,347,560
Mylan NV (a)	310,058	9,726,519
MyoKardia, Inc. (a) (b)	93,120	3,990,192
Revance Therapeutics, Inc. (a) (b)	65,707	1,810,228
Teva Pharmaceutical Industries, Ltd. (ADR)	320,232	5,636,083

		106,259,220

Professional Services—0.7%
Dun & Bradstreet Corp. (The)	7,900	919,639
Equifax, Inc.	36,064	3,822,423
IHS Markit, Ltd. (a) (b)	104,224	4,594,194
TransUnion (a) (b)	158,204	7,476,721

		16,812,977

Road & Rail—0.6%
J.B. Hunt Transport Services, Inc.	28,680	3,185,774
Knight-Swift Transportation Holdings, Inc. (a)	101,232	4,206,190
Norfolk Southern Corp.	48,951	6,473,280
Schneider National, Inc. - Class B	51,566	1,304,620

		15,169,864

Semiconductors & Semiconductor Equipment—4.8%
Advanced Micro Devices, Inc. (a) (b)	811,996	10,352,949
Applied Materials, Inc.	149,600	7,792,664
Broadcom, Ltd.	15,039	3,647,559
KLA-Tencor Corp.	46,000	4,876,000
Microchip Technology, Inc. (b)	175,726	15,776,680
Micron Technology, Inc. (a)	564,932	22,218,776
NVIDIA Corp.	105,204	18,807,319
QUALCOMM, Inc.	348,378	18,059,916
Texas Instruments, Inc.	181,063	16,230,487

		117,762,350

Software—3.9%
Adobe Systems, Inc. (a)	62,029	9,253,486
Atlassian Corp. plc - Class A (a)	129,231	4,542,470
Autodesk, Inc. (a)	50,282	5,644,657
Guidewire Software, Inc. (a) (b)	52,603	4,095,670
HubSpot, Inc. (a) (b)	65,422	5,498,719
Microsoft Corp.	427,376	31,835,238
Salesforce.com, Inc. (a)	111,792	10,443,609
ServiceNow, Inc. (a)	100,838	11,851,490
Splunk, Inc. (a) (b)	30,795	2,045,712

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
SS&C Technologies Holdings, Inc. (b)	49,345	$1,981,202
Workday, Inc. - Class A (a) (b)	89,068	9,386,876

		96,579,129

Specialty Retail—1.1%
Advance Auto Parts, Inc. (b)	84,056	8,338,355
L Brands, Inc. (b)	47,907	1,993,410
O’Reilly Automotive, Inc. (a) (b)	40,766	8,779,774
TJX Cos., Inc. (The)	68,407	5,043,648
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,584	3,748,979

		27,904,166

Technology Hardware, Storage & Peripherals—3.3%
Apple, Inc.	460,583	70,985,052
NetApp, Inc.	216,769	9,485,811

		80,470,863

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.	96,287	3,878,440
NIKE, Inc. - Class B	335,406	17,390,801

		21,269,241

Tobacco—1.9%
Altria Group, Inc.	427,648	27,121,436
British American Tobacco plc (ADR)	295,148	18,431,993

		45,553,429

Total Common Stocks (Cost $2,054,555,016)		2,437,396,139

Warrant—0.0%

Food Products—0.0%
Simply Good Foods Co. (The), Expires 07/07/22 (a) (Cost $313,044)	155,743	331,733

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $35,246,013 on 10/02/17, collateralized by $35,645,000 U.S. Treasury Note at 1.750% due 12/31/20 with a value of $35,953,401.	35,245,660	35,245,660

Total Short-Term Investments (Cost $35,245,660)		35,245,660

Securities Lending Reinvestments (c)—10.4%
Security Description	Principal Amount*	Value

Certificates of Deposit—6.3%
ABN AMRO Bank NV Zero Coupon, 11/21/17	1,993,074	1,996,680
Banco Del Estado De Chile New York 1.457%, 1M LIBOR + 0.220%, 10/19/17 (d)	4,000,000	4,000,152
Bank of China, Ltd. 1.540%, 10/23/17	5,000,000	5,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	3,000,000	3,000,579
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	2,000,000	2,000,928
BNP Paribas New York 1.434%, 1M LIBOR + 0.200%, 02/15/18 (d)	9,000,000	9,002,025
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	2,500,000	2,500,135
1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	2,000,000	2,000,418
Chiba Bank, Ltd., New York 1.360%, 11/07/17	4,000,000	4,000,000
1.360%, 11/20/17	3,000,000	3,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	2,500,000	2,500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	2,500,000	2,500,247
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	1,000,000	1,000,036
1.461%, 1M LIBOR + 0.230%, 11/07/17 (d)	5,000,000	5,000,000
1.494%, 1M LIBOR + 0.260%, 10/16/17 (d)	5,500,000	5,500,264
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV Zero Coupon, 11/07/17	2,989,571	2,996,490
Zero Coupon, 11/22/17	1,992,870	1,996,620
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	3,994,815	3,997,960
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (d)	2,000,000	2,000,050
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	10,000,000	9,999,880
1.494%, 1M LIBOR + 0.260%, 10/18/17 (d)	3,500,000	3,500,119
1.515%, 1M LIBOR + 0.280%, 10/11/17 (d)	1,500,000	1,500,035

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	4,500,000	$4,501,575
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	2,000,000	1,999,930
1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	9,000,000	9,000,414
Norinchukin Bank New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	3,500,000	3,500,161
1.407%, 1M LIBOR + 0.170%, 02/23/18 (d)	5,000,000	5,000,210
1.486%, 1M LIBOR + 0.250%, 10/13/17 (d)	1,500,000	1,500,056
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	3,000,000	2,999,865
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	1,000,000	1,000,082
Standard Chartered plc 1.460%, 02/02/18	10,000,000	10,002,530
Sumitomo Mitsui Banking Corp., New York 1.462%, 3M LIBOR + 0.150%, 02/08/18 (d)	5,000,000	4,999,770
1.476%, 1M LIBOR + 0.240%, 10/12/17 (d)	2,500,000	2,500,077
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (d)	5,000,000	5,000,370
1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	7,000,000	7,000,700
1.495%, 1M LIBOR + 0.260%, 10/11/17 (d)	2,500,000	2,500,095
Swedbank AB 1.140%, 10/02/17	3,000,000	2,999,997
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	6,000,000	6,005,352
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	2,200,000	2,200,530

		153,704,326

Commercial Paper—1.7%
Barton Capital S.A. 1.320%, 12/11/17	3,488,450	3,490,844
1.330%, 10/13/17	4,983,190	4,998,260
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (d)	4,000,000	4,000,684
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	4,000,000	4,000,184

Commercial Paper—(Continued)
Kells Funding LLC 1.400%, 03/01/18	1,985,767	1,987,954
Macquarie Bank, Ltd., London 1.340%, 10/27/17	3,986,302	3,996,278
1.350%, 11/13/17	1,993,850	1,996,868
Sheffield Receivables Co. 1.330%, 10/05/17	3,986,700	3,999,740
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (d)	4,000,000	4,000,244
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	6,000,000	6,001,392
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	3,700,000	3,700,685

		42,173,133

Repurchase Agreements—1.9%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,753,103 on 10/02/17, collateralized by $2,915,318 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,788,008.	1,752,949	1,752,949
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $10,000,875 on 10/02/17, collateralized by $10,180,076 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $10,200,001.	10,000,000	10,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $400,040 on 10/02/17, collateralized by $402,364 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $408,002.	400,000	400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	300,000

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $2,513,300 on 01/02/18, collateralized by $13,461 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $2,778,839.	2,500,000	$2,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $5,017,833 on 10/06/17, collateralized by $4,796,463 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $5,103,888.	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $14,492,059 on 01/02/18, collateralized by various Common Stock with a value of $15,620,000.	14,200,000	14,200,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $5,036,575 on 01/02/18, collateralized by various Common Stock with a value of $5,500,001.	5,000,000	5,000,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $7,000,688 on 10/02/17, collateralized by $17,400,684 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $7,140,703.	7,000,000	7,000,000
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $1,002,170 on 10/02/17, collateralized by $45,048 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $1,109,361.	1,000,000	1,000,000

		47,352,949

Time Deposits—0.5%
Australia New Zealand Bank 1.070%, 10/02/17	4,000,000	4,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Royal Bank of Canada New York 1.070%, 10/02/17	7,000,000	7,000,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000

		12,600,000

Total Securities Lending Reinvestments (Cost $255,808,655)		255,830,408

Total Investments—110.9% (Cost $2,345,922,375)		2,728,803,940
Other assets and liabilities (net)—(10.9)%		(267,351,754)

Net Assets—100.0%		$2,461,452,186

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $250,940,349 and the collateral received consisted of cash in the amount of $255,747,539. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London InterBank Offered Rate

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,437,396,139	$—	$—	$2,437,396,139
Total Warrant*	331,733	—	—	331,733
Total Short-Term Investment*	—	35,245,660	—	35,245,660
Total Securities Lending Reinvestments*	—	255,830,408	—	255,830,408
Total Investments	$2,437,727,872	$291,076,068	$—	$2,728,803,940

Collateral for Securities Loaned (Liability)	$—	$(255,747,539)	$—	$(255,747,539)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-138

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	4,895,339	$62,268,713
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,751,857	70,634,854
Brighthouse Small Cap Value Portfolio (Class A) (b)	1,951,692	31,519,828
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,588,908	60,751,428
Brighthouse/Artisan International Portfolio (Class A) (b)	6,158,802	66,699,823
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	105,550	26,098,210
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	5,494,563	80,495,345
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	3,172,871	97,058,133
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,422,525	67,178,151
Clarion Global Real Estate Portfolio (Class A) (b)	4,208,266	49,952,113
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,142,315	109,701,741
Frontier Mid Cap Growth Portfolio (Class A) (a)	726,815	26,732,249
Harris Oakmark International Portfolio (Class A) (b)	5,136,623	85,216,572
Invesco Comstock Portfolio (Class A) (b)	7,037,892	107,046,342
Invesco Mid Cap Value Portfolio (Class A) (b)	432,218	8,588,179
Invesco Small Cap Growth Portfolio (Class A) (b)	2,601,763	37,803,613
Jennison Growth Portfolio (Class A) (a)	6,750,441	106,859,479
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,807,267	31,229,568
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,274,915	32,599,539

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	4,383,648	53,261,326
MFS Value Portfolio (Class A) (a)	6,275,041	99,208,404
MFS Value Portfolio II (Formerly BlackRock Large Cap Value Portfolio) (Class A) (a)	1,502,846	13,525,615
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	696,839	13,170,254
Neuberger Berman Genesis Portfolio (Class A) (a)	994,716	21,296,871
Oppenheimer Global Equity Portfolio (Class A) (b)	1,834,385	44,667,264
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,444,474	106,134,029
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,995,851	100,450,891
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,705,069	30,864,835
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,152,444	26,828,903
Van Eck Global Natural Resources Portfolio (Class A) (a)	7,077,383	69,924,540
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,409,893	17,172,503

Total Mutual Funds (Cost $1,549,437,657)		1,754,939,315

Total Investments—100.0% (Cost $1,549,437,657)		1,754,939,315
Other assets and liabilities (net)—0.0%		(549,169)

Net Assets—100.0%		$1,754,390,146

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

BHFTI-139

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,754,939,315	$—	$—	$1,754,939,315
Total Investments	$1,754,939,315	$—	$—	$1,754,939,315

BHFTI-140

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—68.7% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—68.7%
Baillie Gifford International Stock Portfolio (Class A) (a)	24,870,920	$316,358,098
BlackRock Bond Income Portfolio (Class A) (a)	7,428,102	792,875,573
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,560,842	62,933,167
BlackRock High Yield Portfolio (Class A) (b)	15,459,787	120,122,549
Brighthouse Small Cap Value Portfolio (Class A) (b)	7,630,525	123,232,975
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	15,815,159	171,910,776
Brighthouse/Artisan International Portfolio (Class A) (b)	23,385,723	253,267,380
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	743,172	183,756,807
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	12,249,399	179,453,692
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	16,825,801	172,127,948
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	29,453,027	283,043,593
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	27,883,099	286,080,600
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,021,255	61,830,181
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,099,393	62,269,785
Clarion Global Real Estate Portfolio (Class A) (b)	8,784,526	104,272,320
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,464,861	61,882,424
Frontier Mid Cap Growth Portfolio (Class A) (a)	4,489,687	165,130,698
Harris Oakmark International Portfolio (Class A) (b)	27,229,846	451,743,153
Invesco Comstock Portfolio (Class A) (b)	4,134,674	62,888,389
Invesco Small Cap Growth Portfolio (Class A) (b)	6,623,142	96,234,260
Jennison Growth Portfolio (Class A) (a)	4,796,939	75,935,537
JPMorgan Core Bond Portfolio (Class A) (b)	55,012,790	564,431,230
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,275,029	91,152,499
MFS Research International Portfolio (Class A) (b)	25,948,508	315,274,376
MFS Value Portfolio (Class A) (a)	3,938,567	62,268,748
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	3,291,504	62,209,423
Neuberger Berman Genesis Portfolio (Class A) (a)	4,095,444	87,683,450
Oppenheimer Global Equity Portfolio (Class A) (b)	5,253,541	127,923,712
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	23,009,149	226,410,030
PIMCO Total Return Portfolio (Class A) (b)	54,412,829	629,556,435

Affiliated Investment Companies—(Continued)
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,857,283	62,274,706
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	10,574,261	120,652,314
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	5,445,082	126,761,501
TCW Core Fixed Income Portfolio (Class A) (b)	61,046,460	621,452,963
Van Eck Global Natural Resources Portfolio (Class A) (a)	17,343,081	171,349,640
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	14,887,453	181,329,177
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	28,207,827	390,114,241
Western Asset Management U.S. Government Portfolio (Class A) (a)	33,982,388	395,894,821

Total Mutual Funds (Cost $8,037,707,090)		8,324,089,171

U.S. Treasury & Government Agencies—26.9%

Agency Sponsored Mortgage - Backed—1.8%
Fannie Mae 30 Yr. Pool 3.500%, TBA (c)	215,000,000	221,643,156
Fannie Mae Pool 2.920%, 03/01/35	2,950,000	2,782,474
3.180%, 07/01/35	2,838,729	2,847,566

		227,273,196

Federal Agencies—1.4%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	10,500,000	10,686,301
6.250%, 07/15/32	30,000,000	42,180,540
Federal National Mortgage Association 1.875%, 09/24/26	36,006,000	34,179,128
6.625%, 11/15/30	19,200,000	27,175,469
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	24,600,000	23,772,527
Zero Coupon, 07/15/20	18,900,000	17,989,496
Zero Coupon, 04/15/30	19,500,000	13,499,249
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	1,744,093

		171,226,803

U.S. Treasury—23.7%
U.S. Treasury Bonds 2.250%, 08/15/46	32,500,000	28,575,879
2.500%, 02/15/46	87,700,000	81,557,574
2.500%, 05/15/46	21,000,000	19,513,594
2.750%, 08/15/42	29,400,000	29,043,984
2.750%, 11/15/42	196,000,000	193,458,125
2.750%, 08/15/47	27,500,000	26,902,734
2.875%, 05/15/43	126,000,000	127,004,063

BHFTI-141

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds—(Continued)
2.875%, 08/15/45	51,300,000	$51,520,430
2.875%, 11/15/46 (d)	114,100,000	114,505,590
3.000%, 11/15/44	96,000,000	98,898,750
3.000%, 02/15/47 (d)	96,900,000	99,674,519
3.000%, 05/15/47	95,000,000	97,753,516
3.125%, 02/15/42	93,900,000	99,299,250
3.125%, 02/15/43	89,700,000	94,651,019
3.125%, 08/15/44	13,100,000	13,819,988
3.375%, 05/15/44	99,895,000	110,106,922
3.625%, 08/15/43	25,200,000	28,918,969
4.250%, 11/15/40	177,700,000	222,971,851
4.375%, 05/15/40	31,300,000	39,901,387
4.375%, 05/15/41	51,000,000	65,238,164
4.625%, 02/15/40	113,700,000	149,644,301
8.000%, 11/15/21 (e)	57,700,000	71,899,609
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (f)	3,742,344	3,569,174
2.000%, 01/15/26 (f)	4,686,730	5,270,825
3.625%, 04/15/28 (f)	6,053,960	7,923,963
U.S. Treasury Notes 1.125%, 02/28/21	125,000,000	122,558,594
1.250%, 03/31/21 (e)	116,600,000	114,709,804
1.500%, 03/31/23	85,000,000	82,748,828
1.625%, 05/15/26	150,000,000	142,277,343
2.000%, 05/31/21	137,500,000	138,724,609
2.000%, 05/31/24	185,313,000	183,763,898
2.000%, 11/15/26 (d)	93,500,000	91,115,020
2.125%, 12/31/21 (e)	111,000,000	112,253,086

		2,869,775,362

Total U.S. Treasury & Government Agencies (Cost $3,255,536,858)		3,268,275,361

Corporate Bonds & Notes—2.4%

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	6,660,697
Reynolds American, Inc. 2.300%, 06/12/18	1,200,000	1,205,273

		7,865,970

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 2.220%, 3M USD LIBOR + 0.900%, 06/15/18 (g)	10,000,000	10,041,000

Banks—1.4%
Banco del Estado de Chile 2.000%, 11/09/17 (144A)	5,000,000	5,000,450
Bank of America Corp. 6.875%, 04/25/18	5,900,000	6,069,826
6.875%, 11/15/18	600,000	632,370
Bank of New York Mellon Corp. (The) 4.950%, 3M USD LIBOR + 3.420%, 06/20/20 (g)	6,800,000	7,059,250

Banks—(Continued)
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	5,138,287
Credit Suisse AG 2.300%, 05/28/19	10,700,000	10,769,796
Goldman Sachs Group, Inc. (The) 2.520%, 3M USD LIBOR + 1.200%, 09/15/20 (g)	18,800,000	19,155,983
HSBC Holdings plc 5.250%, 03/14/44	3,000,000	3,525,213
HSBC USA, Inc. 1.919%, 3M USD LIBOR + 0.610%, 11/13/19 (g)	20,000,000	20,085,178
JPMorgan Chase & Co. 1.864%, 3M USD LIBOR + 0.550%, 04/25/18 (g)	20,000,000	20,051,985
2.268%, 3M USD LIBOR + 0.955%, 01/23/20 (g)	20,000,000	20,308,760
6.125%, 3M USD LIBOR + 3.330%, 04/30/24 (g)	3,000,000	3,303,750
Mizuho Financial Group, Inc. 2.632%, 04/12/21 (144A)	5,200,000	5,195,722
PNC Bank N.A. 1.736%, 3M USD LIBOR + 0.420%, 06/01/18 (g)	15,000,000	15,040,950
2.250%, 07/02/19	8,000,000	8,059,832
Wells Fargo & Co. 5.900%, 3M USD LIBOR + 3.110%, 06/15/24 (g)	8,600,000	9,363,250
Westpac Banking Corp. 1.747%, 3M USD LIBOR + 0.430%, 05/25/18 (g)	15,000,000	15,034,711

		173,795,313

Biotechnology—0.1%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,316,944
Baxalta, Inc. 2.103%, 3M USD LIBOR + 0.780%, 06/22/18 (g)	8,500,000	8,530,295

		11,847,239

Diversified Financial Services—0.2%
American Express Credit Corp. 1.871%, 3M USD LIBOR + 0.550%, 03/18/19 (g)	5,000,000	5,030,100
Charles Schwab Corp. (The) 1.500%, 03/10/18	10,000,000	10,003,309
LeasePlan Corp. NV 3.000%, 10/23/17 (144A)	5,100,000	5,103,174
Navient Corp. 8.450%, 06/15/18	5,840,000	6,085,280

		26,221,863

BHFTI-142

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.1%
Electricite de France S.A. 2.150%, 01/22/19 (144A)	6,200,000	$6,224,139
Ohio Power Co. 5.375%, 10/01/21	949,000	1,056,081

		7,280,220

Insurance—0.0%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	4,005,711

Miscellaneous Manufacturing—0.1%
Siemens Financieringsmaatschappij NV 1.597%, 3M USD LIBOR + 0.280%, 05/25/18 (144A) (g) (h)	15,000,000	15,024,510

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A. 9.250%, 04/23/19 (144A)	4,200,000	4,588,500
Statoil ASA 2.450%, 01/17/23	5,400,000	5,390,114

		9,978,614

Pharmaceuticals—0.1%
Forest Laboratories LLC 4.875%, 02/15/21 (144A)	5,000,000	5,369,316

Semiconductors—0.1%
QUALCOMM, Inc. 1.586%, 3M USD LIBOR + 0.270%, 05/18/18 (g)	10,000,000	10,013,651

Software—0.0%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,384,003

Telecommunications—0.0%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	2,918,674

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	3,097,000	3,178,145

Total Corporate Bonds & Notes (Cost $290,352,480)		291,924,229

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	20,717,114

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 4.106%, 07/15/46 (144A)	94,155	95,257

Total Mortgage-Backed Securities (Cost $20,694,937)		20,812,371

Asset-Backed Security—0.1%

Asset-Backed - Credit Card—0.1%
Chase Issuance Trust 1.554%, 1M LIBOR + 0.320%, 02/18/20 (g) (Cost $13,000,000)	13,000,000	13,014,199

Municipals—0.1%
Los Angeles Community College District, Build America Bonds 6.750%, 08/01/49	400,000	609,596
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,064,961
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,503,485

Total Municipals (Cost $11,012,921)		11,178,042

Foreign Government—0.1%

Sovereign—0.1%
Export-Import Bank of Korea 1.750%, 02/27/18 (Cost $6,698,147)	6,700,000	6,692,302

Short-Term Investments—3.5%

Repurchase Agreements—3.5%
Barclays Bank plc Repurchase Agreement dated 09/29/17 at 1.220% to be repurchased at $238,524,248 on 10/02/17, collateralized by $239,675,000 U.S. Treasury Note at 2.250% due 11/15/24 with a value of $240,854,652.	238,500,000	238,500,000
Deutsche Bank AG Repurchase Agreement dated 09/29/17 at 1.210% to be repurchased at $122,212,322 on 10/02/17, collateralized by $105,360,000 U.S. Treasury Bond at 3.750% due 11/15/43 with a value of $123,501,675.	122,200,000	122,200,000

BHFTI-143

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $4,433,789 on 10/02/17, collateralized by $4,480,000 U.S. Treasury Note at 2.000% due 11/30/22 with a value of $4,523,743.	4,433,744	$4,433,744
J.P. Morgan Securities LLC Repurchase Agreement dated 09/29/17 at 1.120% to be repurchased at $60,001,867 on 10/02/17, collateralized by $61,493,000 U.S. Treasury Note at 1.750% due 02/28/22 with a value of $61,195,373.	60,000,000	60,000,000

Total Short-Term Investments (Cost $425,133,744)		425,133,744

Total Investments—102.0% (Cost $12,060,136,177)		12,361,119,419
Other assets and liabilities (net)—(2.0)%		(242,944,627)

Net Assets—100.0%		$12,118,174,792

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of this security has been transferred in a secured- borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against futures contracts. As of September 30, 2017, the value of securities pledged amounted to $187,628,367.
(f)	Principal amount of security is adjusted for inflation.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $15,024,510, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $86,348,403, which is 0.7% of net assets.
(LIBOR)—	London InterBank Offered Rate

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Siemens Financieringsmaatschappij NV, 1.597%, 05/25/18	05/18/15	$15,000,000	$15,000,000	$15,024,510

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	20,900,000	Goldman Sachs & Co.	10/03/17	$190,003	$4,267
JPY	20,900,000	Goldman Sachs & Co.	11/02/17	185,943	(43)

Net Unrealized Appreciation					$4,224

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
S&P 500 Index E-Mini Futures	12/15/17	40,127	USD	5,048,177,235	$90,567,773

(JPY)—	Japanese Yen
(USD)—	United States Dollar

BHFTI-144

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,324,089,171	$—	$—	$8,324,089,171
Total U.S. Treasury & Government Agencies*	—	3,268,275,361	—	3,268,275,361
Total Corporate Bonds & Notes*	—	291,924,229	—	291,924,229
Total Mortgage-Backed Securities*	—	20,812,371	—	20,812,371
Total Asset-Backed Security*	—	13,014,199	—	13,014,199
Total Municipals	—	11,178,042	—	11,178,042
Total Foreign Government*	—	6,692,302	—	6,692,302
Total Short-Term Investments*	—	425,133,744	—	425,133,744
Total Investments	$8,324,089,171	$4,037,030,248	$—	$12,361,119,419

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,267	$—	$4,267
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(43)	—	(43)
Total Forward Contracts	$—	$4,224	$—	$4,224
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$90,567,773	$—	$—	$90,567,773

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-145

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Auto Components—0.5%
Standard Motor Products, Inc.	46,300	$2,233,975
Tenneco, Inc.	56,500	3,427,855

		5,661,830

Banks—14.6%
Associated Banc-Corp.	277,716	6,734,613
Bank of Hawaii Corp. (a)	81,400	6,785,504
Boston Private Financial Holdings, Inc.	260,300	4,307,965
Community Bank System, Inc. (a)	94,300	5,210,075
East West Bancorp, Inc.	301,000	17,993,780
First Citizens BancShares, Inc. - Class A	33,929	12,685,714
First Financial Bancorp (a)	222,200	5,810,530
First Interstate BancSystem, Inc. - Class A	96,500	3,691,125
First Midwest Bancorp, Inc.	206,900	4,845,598
Great Western Bancorp, Inc.	179,500	7,409,760
Hancock Holding Co.	330,106	15,993,636
Independent Bank Corp./Rockland Trust	25,800	1,925,970
NBT Bancorp, Inc.	118,100	4,336,632
Prosperity Bancshares, Inc.	74,400	4,890,312
Renasant Corp. (a)	175,178	7,515,136
S&T Bancorp, Inc.	93,600	3,704,688
UMB Financial Corp. (a)	150,834	11,235,624
Umpqua Holdings Corp.	268,900	5,246,239
Valley National Bancorp	479,800	5,781,590
Webster Financial Corp.	186,800	9,816,340
WesBanco, Inc.	126,800	5,201,336

		151,122,167

Beverages—0.5%
Cott Corp.	315,132	4,730,131

Building Products—2.5%
CSW Industrials, Inc. (b)	164,260	7,284,931
Simpson Manufacturing Co., Inc. (a)	266,720	13,079,949
USG Corp. (a) (b)	168,200	5,491,730

		25,856,610

Capital Markets—3.0%
Apollo Investment Corp.	456,901	2,791,665
Artisan Partners Asset Management, Inc. - Class A (a)	174,654	5,693,721
Legg Mason, Inc.	84,500	3,321,695
Main Street Capital Corp. (a)	88,700	3,525,825
New Mountain Finance Corp. (a)	193,057	2,751,062
Stifel Financial Corp.	107,300	5,736,258
Westwood Holdings Group, Inc.	102,318	6,882,932

		30,703,158

Chemicals—6.4%
A. Schulman, Inc.	91,510	3,125,066
HB Fuller Co.	134,900	7,832,294
Ingevity Corp. (b)	43,189	2,698,017
Innospec, Inc.	165,185	10,183,655
KMG Chemicals, Inc. (a)	50,849	2,790,593
Minerals Technologies, Inc.	35,189	2,486,103

Chemicals—(Continued)
Olin Corp.	262,500	8,990,625
PolyOne Corp.	92,188	3,690,286
PQ Group Holdings, Inc. (b)	85,031	1,466,785
Quaker Chemical Corp.	30,575	4,523,571
Scotts Miracle-Gro Co. (The)	34,500	3,358,230
Sensient Technologies Corp.	70,325	5,409,399
Trinseo S.A.	112,100	7,521,910
Venator Materials plc (b)	102,600	2,318,760

		66,395,294

Commercial Services & Supplies—3.7%
ACCO Brands Corp. (b)	297,938	3,545,462
Brady Corp. - Class A	130,217	4,941,735
Deluxe Corp. (a)	139,816	10,200,975
Ennis, Inc.	334,204	6,567,109
Knoll, Inc.	144,152	2,883,040
LSC Communications, Inc.	86,239	1,423,806
UniFirst Corp.	25,100	3,802,650
Viad Corp. (a)	80,341	4,892,767

		38,257,544

Communications Equipment—1.6%
CommScope Holding Co., Inc. (a) (b)	172,990	5,744,998
NETGEAR, Inc. (a) (b)	101,645	4,838,302
NetScout Systems, Inc. (b)	125,090	4,046,661
Viavi Solutions, Inc. (b)	156,100	1,476,706

		16,106,667

Construction & Engineering—1.5%
MasTec, Inc. (b)	239,575	11,116,280
Primoris Services Corp.	135,223	3,978,261

		15,094,541

Construction Materials—0.9%
Eagle Materials, Inc.	87,088	9,292,290

Containers & Packaging—1.9%
Berry Global Group, Inc. (b)	203,803	11,545,440
Silgan Holdings, Inc.	276,988	8,151,757

		19,697,197

Distributors—0.2%
Core-Mark Holding Co., Inc. (a)	80,799	2,596,880

Diversified Consumer Services—0.4%
Liberty Tax, Inc.	70,299	1,012,306
Service Corp. International	90,500	3,122,250

		4,134,556

Diversified Telecommunication Services—0.2%
Consolidated Communications Holdings, Inc.	98,572	1,880,754

Electric Utilities—1.7%
ALLETE, Inc.	49,300	3,810,397

BHFTI-146

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
El Paso Electric Co.	90,900	$5,022,225
Hawaiian Electric Industries, Inc. (a)	254,990	8,509,016

		17,341,638

Electrical Equipment—1.2%
Atkore International Group, Inc. (b)	361,315	7,049,256
EnerSys	61,590	4,260,180
Regal-Beloit Corp.	12,700	1,003,300

		12,312,736

Electronic Equipment, Instruments & Components—3.7%
AVX Corp.	222,849	4,062,537
Badger Meter, Inc. (a)	55,297	2,709,553
Novanta, Inc. (b)	250,490	10,921,364
Orbotech, Ltd. (b)	108,580	4,583,162
Tech Data Corp. (b)	49,576	4,404,827
TTM Technologies, Inc. (b)	176,400	2,711,268
Vishay Intertechnology, Inc. (a)	500,061	9,401,147

		38,793,858

Energy Equipment & Services—2.3%
C&J Energy Services, Inc. (b)	88,223	2,644,043
Dril-Quip, Inc. (b)	53,500	2,362,025
Helix Energy Solutions Group, Inc. (b)	335,600	2,480,084
Oil States International, Inc. (b)	144,273	3,657,321
Patterson-UTI Energy, Inc. (a)	513,234	10,747,120
TETRA Technologies, Inc. (a) (b)	546,498	1,562,984

		23,453,577

Equity Real Estate Investment Trusts—5.8%
Acadia Realty Trust (a)	36,778	1,052,586
Alexander & Baldwin, Inc.	62,400	2,890,992
Brandywine Realty Trust	350,000	6,121,500
Education Realty Trust, Inc.	81,867	2,941,481
Gramercy Property Trust	202,462	6,124,476
Healthcare Realty Trust, Inc.	132,400	4,281,816
Highwoods Properties, Inc.	112,200	5,844,498
LaSalle Hotel Properties (a)	274,788	7,974,348
Lexington Realty Trust	427,800	4,372,116
Life Storage, Inc.	42,900	3,509,649
Ramco-Gershenson Properties Trust	202,100	2,629,321
Summit Hotel Properties, Inc.	223,400	3,572,166
Washington Real Estate Investment Trust	261,599	8,569,983

		59,884,932

Food & Staples Retailing—0.2%
SUPERVALU, Inc. (b)	84,965	1,847,989

Food Products—2.1%
J&J Snack Foods Corp.	33,000	4,332,900
Nomad Foods, Ltd. (b)	464,266	6,764,356
Pinnacle Foods, Inc.	60,100	3,435,917
TreeHouse Foods, Inc. (a) (b)	111,150	7,528,189

		22,061,362

Gas Utilities—0.5%
Southwest Gas Holdings, Inc.	72,900	5,658,498

Health Care Equipment & Supplies—2.6%
Analogic Corp. (a)	103,592	8,675,830
Haemonetics Corp. (a) (b)	181,610	8,148,841
Halyard Health, Inc. (b)	32,400	1,458,972
STERIS plc	68,800	6,081,920
Teleflex, Inc.	10,500	2,540,685

		26,906,248

Health Care Providers & Services—1.4%
AMN Healthcare Services, Inc. (a) (b)	82,482	3,769,427
Owens & Minor, Inc. (a)	208,072	6,075,703
Patterson Cos., Inc. (a)	125,491	4,850,227

		14,695,357

Hotels, Restaurants & Leisure—3.3%
Cheesecake Factory, Inc. (The) (a)	70,300	2,961,036
Choice Hotels International, Inc.	71,700	4,581,630
Denny’s Corp. (a) (b)	650,706	8,101,290
DineEquity, Inc. (a)	116,129	4,991,224
International Speedway Corp. - Class A	87,500	3,150,000
Ruby Tuesday, Inc. (a) (b)	270,082	577,976
Sonic Corp. (a)	117,700	2,995,465
Texas Roadhouse, Inc.	44,100	2,167,074
Wendy’s Co. (The) (a)	283,532	4,403,252

		33,928,947

Household Durables—1.5%
Dixie Group, Inc. (The) (b)	194,365	777,460
Helen of Troy, Ltd. (b)	83,302	8,071,964
Meritage Homes Corp. (b)	138,900	6,167,160

		15,016,584

Household Products—1.4%
Central Garden and Pet Co. (b)	132,341	5,140,125
Energizer Holdings, Inc. (a)	66,528	3,063,614
HRG Group, Inc. (b)	380,600	5,941,166

		14,144,905

Insurance—5.6%
American Equity Investment Life Holding Co.	212,500	6,179,500
Aspen Insurance Holdings, Ltd.	69,462	2,806,265
Brown & Brown, Inc.	136,670	6,586,127
Hanover Insurance Group, Inc. (The)	61,100	5,922,423
Infinity Property & Casualty Corp.	34,400	3,240,480
ProAssurance Corp.	146,294	7,994,967
Selective Insurance Group, Inc.	164,600	8,863,710
Stewart Information Services Corp. (a)	116,418	4,395,944
Validus Holdings, Ltd.	248,704	12,238,724

		58,228,140

IT Services—1.6%
Conduent, Inc. (b)	224,690	3,520,892

BHFTI-147

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
DST Systems, Inc.	150,729	$8,272,008
Sykes Enterprises, Inc. (b)	178,257	5,197,974

		16,990,874

Leisure Products—0.1%
Vista Outdoor, Inc. (a) (b)	50,600	1,160,764

Life Sciences Tools & Services—0.1%
VWR Corp. (b)	38,265	1,266,954

Machinery—6.3%
Altra Industrial Motion Corp.	98,600	4,742,660
Barnes Group, Inc.	78,400	5,522,496
Douglas Dynamics, Inc. (a)	194,180	7,650,692
EnPro Industries, Inc.	37,600	3,027,928
Franklin Electric Co., Inc.	184,887	8,292,182
Global Brass & Copper Holdings, Inc.	74,973	2,534,087
Hillenbrand, Inc.	159,836	6,209,628
ITT, Inc.	190,900	8,451,143
Kadant, Inc.	72,934	7,187,646
Mueller Industries, Inc.	334,662	11,696,437

		65,314,899

Marine—0.2%
Kirby Corp. (b)	34,900	2,301,655

Media—1.8%
AH Belo Corp. - Class A	433,328	1,993,309
Cable One, Inc.	5,400	3,899,448
Cinemark Holdings, Inc.	83,000	3,005,430
Gannett Co., Inc.	189,821	1,708,389
Meredith Corp. (a)	76,800	4,262,400
New Media Investment Group, Inc. (a)	227,156	3,359,637

		18,228,613

Metals & Mining—0.4%
Compass Minerals International, Inc. (a)	69,978	4,541,572

Mortgage Real Estate Investment Trusts—0.4%
Apollo Commercial Real Estate Finance, Inc. (a)	212,551	3,849,299

Multi-Utilities—0.6%
Black Hills Corp. (a)	83,600	5,757,532

Oil, Gas & Consumable Fuels—2.1%
Andeavor	39,719	4,097,015
Oasis Petroleum, Inc. (b)	338,900	3,090,768
QEP Resources, Inc. (b)	272,648	2,336,593
SM Energy Co.	217,200	3,853,128
Whiting Petroleum Corp. (a) (b)	455,118	2,484,944
WPX Energy, Inc. (b)	547,308	6,294,042

		22,156,490

Paper & Forest Products—2.0%
KapStone Paper and Packaging Corp.	163,900	3,522,211
Neenah Paper, Inc.	139,102	11,900,176
Schweitzer-Mauduit International, Inc.	133,707	5,543,492

		20,965,879

Pharmaceuticals—0.6%
Catalent, Inc. (b)	58,500	2,335,320
Innoviva, Inc. (b)	267,939	3,783,299

		6,118,619

Professional Services—0.9%
Korn/Ferry International	228,045	8,991,814

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	26,138	3,228,043

Road & Rail—0.8%
Saia, Inc. (b)	45,300	2,838,045
Werner Enterprises, Inc. (a)	136,200	4,978,110

		7,816,155

Semiconductors & Semiconductor Equipment—2.6%
Cirrus Logic, Inc. (b)	62,800	3,348,496
DSP Group, Inc. (b)	155,208	2,017,704
MaxLinear, Inc. (b)	131,000	3,111,250
ON Semiconductor Corp. (b)	365,400	6,748,938
Teradyne, Inc.	191,800	7,152,222
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a) (b)	140,300	4,314,225

		26,692,835

Software—1.8%
ACI Worldwide, Inc. (b)	78,628	1,791,146
Manhattan Associates, Inc. (a) (b)	31,305	1,301,349
PTC, Inc. (b)	91,000	5,121,480
Synopsys, Inc. (b)	134,100	10,799,073

		19,013,048

Specialty Retail—0.9%
Asbury Automotive Group, Inc. (b)	33,700	2,059,070
Buckle, Inc. (The) (a)	153,627	2,588,615
Christopher & Banks Corp. (a) (b)	447,352	608,399
Guess?, Inc. (a)	219,688	3,741,286

		8,997,370

Technology Hardware, Storage & Peripherals—0.3%
GlassBridge Enterprises, Inc. (a) (b) (c)	114,401	227,658
Super Micro Computer, Inc. (a) (b)	117,500	2,596,750

		2,824,408

Textiles, Apparel & Luxury Goods—1.5%
Delta Apparel, Inc. (b)	132,371	2,847,300
Steven Madden, Ltd. (b)	194,108	8,404,877

BHFTI-148

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Wolverine World Wide, Inc.	150,400	$4,339,040

		15,591,217

Trading Companies & Distributors—0.7%
H&E Equipment Services, Inc.	185,600	5,419,520
WESCO International, Inc. (b)	39,600	2,306,700

		7,726,220

Total Common Stocks (Cost $842,914,709)		1,005,338,650

Preferred Stock—0.4%

Diversified Financial Services—0.4%
Steel Partners Holdings L.P., 6.000%, 02/07/26 (Cost $5,815,058)	186,266	4,097,852

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $25,190,552 on 10/02/17, collateralized by $25,610,000 U.S. Treasury Notes with rates ranging from 1.375% - 1.750%, maturity dates ranging from 12/31/20 - 01/31/21, with a value of $25,697,067.	25,190,300	25,190,300

Total Short-Term Investments (Cost $25,190,300)		25,190,300

Securities Lending Reinvestments (d)—11.9%

Certificates of Deposit—7.1%
ABN AMRO Bank NV Zero Coupon, 11/21/17	1,494,806	1,497,510
Banco Del Estado De Chile New York 1.382%, 1M LIBOR + 0.150%, 01/05/18 (e)	1,000,000	999,922
Bank of China, Ltd. 1.540%, 10/23/17	2,000,000	2,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (e)	2,000,000	2,000,386
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (e)	1,250,000	1,250,580
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (e)	1,000,000	1,000,118
1.434%, 1M LIBOR + 0.200%, 02/15/18 (e)	2,000,000	2,000,450

Certificates of Deposit—(Continued)
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (e)	3,000,000	3,000,162
1.647%, 1M LIBOR + 0.410%, 10/27/17 (e)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,500,000	1,500,000
1.360%, 11/20/17	1,000,000	1,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	500,000	500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	500,000	500,049
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (e)	2,500,000	2,500,090
1.494%, 1M LIBOR + 0.260%, 10/16/17 (e)	500,000	500,024
1.511%, 1M LIBOR + 0.280%, 10/06/17 (e)	1,000,000	1,000,012
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV Zero Coupon, 11/22/17	498,217	499,155
1.380%, 10/27/17	3,500,000	3,500,385
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	998,704	999,490
Landesbank Hessen-Thuringen 1.300%, 10/06/17	2,000,000	2,000,046
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (e)	3,000,000	3,000,075
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (e)	1,000,000	1,000,747
1.494%, 1M LIBOR + 0.260%, 10/18/17 (e)	2,250,000	2,250,076
1.515%, 1M LIBOR + 0.280%, 10/11/17 (e)	1,000,000	1,000,023
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (e)	2,000,000	2,000,700
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (e)	4,000,000	3,999,860
Norinchukin Bank New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (e)	1,000,000	1,000,046
1.407%, 1M LIBOR + 0.170%, 02/23/18 (e)	3,000,000	3,000,126
1.486%, 1M LIBOR + 0.250%, 10/13/17 (e)	500,000	500,019
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (e)	1,500,000	1,499,932

BHFTI-149

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Royal Bank of Canada New York 1.440%, 3M LIBOR + 0.130%, 06/12/18 (e)	3,000,000	$3,000,066
1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	500,000	500,041
Standard Chartered plc 1.460%, 02/02/18	4,000,000	4,001,012
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (e)	2,500,000	2,499,925
1.462%, 3M LIBOR + 0.150%, 02/08/18 (e)	500,000	499,977
1.476%, 1M LIBOR + 0.240%, 10/12/17 (e)	1,000,000	1,000,031
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (e)	250,000	250,019
1.406%, 1M LIBOR + 0.170%, 11/13/17 (e)	1,000,000	1,000,081
1.488%, 1M LIBOR + 0.250%, 10/26/17 (e)	2,000,000	2,000,200
1.495%, 1M LIBOR + 0.260%, 10/11/17 (e)	1,500,000	1,500,057
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (e)	3,000,000	3,000,408
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (e)	2,000,000	2,001,784

		73,753,785

Commercial Paper—2.4%
Barton Capital S.A. 1.320%, 12/11/17	1,495,050	1,496,076
1.330%, 10/05/17	1,993,572	1,999,860
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (e)	2,000,000	2,000,342
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (e)	2,000,000	2,000,108
1.386%, 1M LIBOR + 0.150%, 11/13/17 (e)	1,500,000	1,500,069
LMA S.A. & LMA Americas 1.420%, 12/11/17	4,224,687	4,239,311
Sheffield Receivables Co. 1.330%, 10/05/17	2,491,688	2,499,838
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (e)	3,000,000	3,000,183
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18	4,000,000	4,000,928
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (e)	2,000,000	2,000,370

		24,737,085

Repurchase Agreements—1.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $372,415 on 10/02/17, collateralized by $619,306 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $379,830.	372,382	372,382
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,800,245 on 10/02/17, collateralized by $2,850,421 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,856,000.	2,800,000	2,800,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $508,123 on 01/02/18, collateralized by various Common Stock with a value of $550,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $400,040 on 10/02/17, collateralized by $402,364 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $408,002.	400,000	400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,900,198 on 10/02/17, collateralized by $1,935,301 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,938,001.	1,900,000	1,900,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	300,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $2,513,300 on 01/02/18, collateralized by $13,461 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $2,778,839.	2,500,000	2,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $3,525,603 on 01/02/18, collateralized by various Common Stock with a value of $3,850,001.	3,500,000	3,500,000

BHFTI-150

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,041,135 on 01/02/18, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	$2,000,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $4,000,393 on 10/02/17, collateralized by $9,943,248 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $4,080,402.	4,000,000	4,000,000

		18,272,382

Time Deposits—0.6%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Australia New Zealand Bank 1.070%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000

Time Deposits—(Continued)
Svenska 1.050%, 10/02/17	1,000,000	1,000,000

		6,600,000

Total Securities Lending Reinvestments (Cost $123,351,831)		123,363,252

Total Investments—111.9% (Cost $997,271,898)		1,157,990,054
Other assets and liabilities (net)—(11.9)%		(123,473,148)

Net Assets—100.0%		$1,034,516,906

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $120,569,092 and the collateral received consisted of cash in the amount of $123,319,105. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Illiquid security. As of September 30, 2017, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London InterBank Offered Rate

BHFTI-151

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,005,338,650	$—	$—	$1,005,338,650
Total Preferred Stock*	4,097,852	—	—	4,097,852
Total Short-Term Investment*	—	25,190,300	—	25,190,300
Total Securities Lending Reinvestments*	—	123,363,252	—	123,363,252
Total Investments	$1,009,436,502	$148,553,552	$—	$1,157,990,054

Collateral for Securities Loaned (Liability)	$—	$(123,319,105)	$—	$(123,319,105)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-152

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia—5.1%
Dexus Property Group (REIT)	3,209,304	$24,010,030
GPT Group (The) (REIT)	4,025,901	15,722,813
Mirvac Group (REIT)	8,366,738	15,081,176
Scentre Group (REIT)	5,926,416	18,320,261

		73,134,280

Austria—0.6%
BUWOG AG (a)	276,523	8,295,665

Canada—1.9%
Canadian Real Estate Investment Trust (REIT)	217,800	8,052,185
H&R Real Estate Investment Trust (REIT)	337,700	5,829,740
Pure Industrial Real Estate Trust (REIT)	929,300	4,736,805
Smart Real Estate Investment Trust (REIT)	361,500	8,529,401

		27,148,131

France—4.8%
Gecina S.A. (REIT)	128,730	20,875,313
Klepierre (REIT)	625,732	24,562,835
Unibail-Rodamco SE (Euronext Paris) (REIT)	49,036	11,924,378
Unibail-Rodamco SE (REIT)	50,248	12,232,317

		69,594,843

Germany—5.1%
ADO Properties S.A.	199,097	9,843,325
Aroundtown S.A.	1,034,147	7,404,240
Deutsche Wohnen SE	263,041	11,170,490
LEG Immobilien AG	116,471	11,782,073
Vonovia SE	799,351	34,015,572

		74,215,700

Hong Kong—8.6%
CK Asset Holdings, Ltd.	6,109,000	50,810,097
I-CABLE Communications, Ltd. (a)	385,937	12,855
Link REIT (The) (REIT)	4,150,700	33,677,087
Sun Hung Kai Properties, Ltd.	1,636,000	26,701,423
Swire Properties, Ltd.	2,728,000	9,262,410
Wharf Holdings, Ltd. (The)	456,300	4,066,830

		124,530,702

Japan—9.5%
AEON REIT Investment Corp. (REIT)	4,105	4,155,402
Hulic Co., Ltd.	1,128,900	11,069,297
Kenedix Office Investment Corp. (REIT)	1,650	9,071,721
Mitsubishi Estate Co., Ltd.	398,256	6,930,088
Mitsui Fudosan Co., Ltd.	1,751,974	38,024,840
Mori Hills REIT Investment Corp. (REIT)	6,599	7,911,817
Nippon Building Fund, Inc. (REIT)	1,410	7,029,940
Nippon Prologis REIT, Inc. (REIT)	10,183	21,461,083
Nomura Real Estate Holdings, Inc.	763,200	16,314,301
Orix JREIT, Inc. (REIT)	10,812	15,529,913

		137,498,402

Singapore—1.9%
CapitaLand, Ltd.	4,522,400	11,961,537
City Developments, Ltd.	1,002,300	8,394,023
Mapletree Logistics Trust (REIT)	8,200,700	7,502,602

		27,858,162

Spain—1.3%
Axiare Patrimonio SOCIMI S.A. (REIT)	148,278	3,030,373
Hispania Activos Inmobiliarios SOCIMI S.A. (REIT)	339,363	6,116,727
Inmobiliaria Colonial S.A. (REIT)	907,496	9,012,190

		18,159,290

Sweden—0.9%
Castellum AB	383,781	6,023,138
Fabege AB	369,747	7,583,960

		13,607,098

United Kingdom—5.7%
Derwent London plc (REIT)	272,730	10,211,448
Hammerson plc (REIT)	1,701,419	12,244,777
Land Securities Group plc (REIT) (a)	1,999,688	26,080,113
Safestore Holdings plc (REIT)	730,808	4,281,379
Segro plc (REIT)	2,192,260	15,760,246
Shaftesbury plc (REIT)	452,953	6,166,865
UNITE Group plc (The) (REIT)	754,299	6,949,504

		81,694,332

United States—53.5%
Alexandria Real Estate Equities, Inc. (REIT)	250,000	29,742,500
AvalonBay Communities, Inc. (REIT)	184,901	32,990,036
Boston Properties, Inc. (REIT) (b)	47,166	5,795,758
Brandywine Realty Trust (REIT)	254,800	4,456,452
Brixmor Property Group, Inc. (REIT)	501,651	9,431,039
Camden Property Trust (REIT)	171,800	15,711,110
CubeSmart (REIT) (b)	595,860	15,468,526
CyrusOne, Inc. (REIT) (b)	186,700	11,002,231
DCT Industrial Trust, Inc. (REIT)	326,327	18,900,860
DiamondRock Hospitality Co. (REIT) (b)	665,500	7,287,225
Equinix, Inc. (REIT)	51,505	22,986,681
Equity Residential (REIT)	357,291	23,556,196
Essex Property Trust, Inc. (REIT)	99,452	25,263,792
Extra Space Storage, Inc. (REIT) (b)	404,858	32,356,251
Forest City Realty Trust, Inc. (REIT) - Class A	412,404	10,520,426
GGP, Inc. (REIT) (b)	1,673,047	34,749,186
Healthcare Trust of America, Inc. (REIT) - Class A (b)	578,769	17,247,316
Hilton Worldwide Holdings, Inc.	103,600	7,195,020
Host Hotels & Resorts, Inc. (REIT) (b)	734,540	13,581,645
Hudson Pacific Properties, Inc. (REIT)	472,936	15,857,544
Invitation Homes, Inc. (REIT) (b)	280,600	6,355,590
Kilroy Realty Corp. (REIT)	197,600	14,053,312
Kimco Realty Corp. (REIT) (b)	1,252,712	24,490,520
MGM Growth Properties LLC (REIT) - Class A (b)	232,200	7,014,762
Park Hotels & Resorts, Inc. (REIT)	298,600	8,229,416

BHFTI-153

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
ProLogis, Inc. (REIT)	825,492	$52,385,722
Public Storage (REIT)	43,498	9,308,137
Regency Centers Corp. (REIT)	419,025	25,996,311
Simon Property Group, Inc. (REIT)	477,004	76,802,414
SL Green Realty Corp. (REIT) (b)	250,349	25,365,361
Spirit Realty Capital, Inc. (REIT)	482,993	4,139,250
Starwood Waypoint Homes (REIT) (b)	387,100	14,078,827
STORE Capital Corp. (REIT) (b)	512,200	12,738,414
Sun Communities, Inc. (REIT)	219,912	18,842,060
Sunstone Hotel Investors, Inc. (REIT)	579,407	9,311,070
Ventas, Inc. (REIT)	503,840	32,815,099
VEREIT, Inc. (REIT)	3,047,902	25,267,108
Vornado Realty Trust (REIT) (b)	363,852	27,972,942
Welltower, Inc. (REIT)	345,046	24,249,833

		773,515,942

Total Common Stocks (Cost $1,386,916,367)		1,429,252,547

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $11,125,419 on 10/02/17, collateralized by $11,210,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $11,350,316.	11,125,308	11,125,308

Total Short-Term Investments (Cost $11,125,308)		11,125,308

Securities Lending Reinvestments (c)—8.3%

Certificates of Deposit—4.1%
ABN AMRO Bank NV Zero Coupon, 02/22/18	1,987,499	1,989,260
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	1,500,000	1,499,862
Bank of China, Ltd. 1.540%, 10/23/17	2,500,000	2,500,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	2,000,000	2,000,386
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	2,000,000	2,000,108
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
Credit Suisse AG New York 1.461%, 1M LIBOR + 0.230%, 11/07/17 (d)	4,000,000	4,000,000
1.487%, 1M LIBOR + 0.250%, 10/25/17 (d)	2,000,000	2,000,140

Certificates of Deposit—(Continued)
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV 1.380%, 10/27/17	3,000,000	3,000,330
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	3,495,463	3,498,215
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (d)	2,000,000	2,000,000
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	1,000,000	999,988
1.515%, 1M LIBOR + 0.280%, 10/11/17 (d)	2,000,000	2,000,046
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	1,500,000	1,499,947
1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	1,500,000	1,500,069
Norinchukin Bank New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	2,500,000	2,500,115
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	1,500,000	1,499,933
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (d)	5,000,000	5,004,425
Standard Chartered plc 1.460%, 02/02/18	1,000,000	1,000,253
Sumitomo Mitsui Banking Corp. 1.462%, 3M LIBOR + 0.150%, 02/08/18 (d)	500,000	499,977
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (d)	2,500,000	2,500,185
1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	2,000,000	2,000,162
1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	1,500,000	1,500,150
1.495%, 1M LIBOR + 0.260%, 10/11/17 (d)	500,000	500,019
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	3,500,000	3,503,122
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	2,000,000	1,999,986
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	1,500,000	1,500,361

		59,497,031

BHFTI-154

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.7%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	1,993,747	$1,999,866
Barton Capital S.A. 1.320%, 12/11/17	1,993,400	1,994,768
1.330%, 10/05/17	1,993,572	1,999,860
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	2,500,000	2,502,175
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	2,000,000	2,000,092
Kells Funding LLC 1.400%, 03/01/18	1,985,767	1,987,954
Macquarie Bank, Ltd., London 1.340%, 10/27/17	3,488,014	3,496,743
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (d)	3,500,000	3,501,806
Sheffield Receivables Co. 1.330%, 10/05/17	1,993,350	1,999,870
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (d)	500,000	500,030
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	1,500,000	1,500,348
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	1,500,000	1,500,278

		24,983,790

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,986,902 on 10/02/17, collateralized by $4,967,062 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $3,046,374.	2,986,641	2,986,641
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $6,500,569 on 10/02/17, collateralized by $6,617,049 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $6,630,001.	6,500,000	6,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $900,090 on 10/02/17, collateralized by $905,319 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $918,004.	900,000	900,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $800,083 on 10/02/17, collateralized by $803,966 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $816,002.	800,000	800,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $5,529,260 on 01/02/18, collateralized by $29,613 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $6,113,445.	5,500,000	5,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,632,908 on 01/02/18, collateralized by various Common Stock with a value of $1,760,000.	1,600,000	1,600,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $4,000,393 on 10/02/17, collateralized by $9,943,248 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $4,080,402.	4,000,000	4,000,000

		22,286,641

Time Deposits—1.0%
ABN AMRO Bank NV 1.060%, 10/02/17	5,000,000	5,000,000
Australia New Zealand Bank 1.070%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	400,000	400,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	400,000	400,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	500,000	500,000
Nordea Bank New York 1.050%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	500,000	500,000

		14,800,000

Total Securities Lending Reinvestments (Cost $121,552,159)		121,567,462

Total Investments—108.0% (Cost $1,519,593,834)		1,561,945,317
Other assets and liabilities (net)—(8.0)%		(116,162,475)

Net Assets—100.0%		$1,445,782,842

BHFTI-155

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $118,904,601 and the collateral received consisted of cash in the amount of $121,517,452. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London InterBank Offered Rate
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Retail REIT’s	21.0
Office REIT’s	13.2
Diversified REIT’s	11.0
Residential REIT’s	9.9
Real Estate Operating Companies	8.7
Industrial REIT’s	8.4
Diversified Real Estate Activities	7.8
Specialized REIT’s	6.6
Health Care REITs	5.1
Real Estate Development	3.5

BHFTI-156

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$73,134,280	$—	$73,134,280
Austria	—	8,295,665	—	8,295,665
Canada	27,148,131	—	—	27,148,131
France	11,924,378	57,670,465	—	69,594,843
Germany	—	74,215,700	—	74,215,700
Hong Kong	—	124,530,702	—	124,530,702
Japan	—	137,498,402	—	137,498,402
Singapore	—	27,858,162	—	27,858,162
Spain	—	18,159,290	—	18,159,290
Sweden	—	13,607,098	—	13,607,098
United Kingdom	—	81,694,332	—	81,694,332
United States	773,515,942	—	—	773,515,942
Total Common Stocks	812,588,451	616,664,096	—	1,429,252,547
Total Short-Term Investment*	—	11,125,308	—	11,125,308
Total Securities Lending Reinvestments*	—	121,567,462	—	121,567,462
Total Investments	$812,588,451	$749,356,866	$—	$1,561,945,317

Collateral for Securities Loaned (Liability)	$—	$(121,517,452)	$—	$(121,517,452)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-157

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
Engility Holdings, Inc. (a)	57,266	$1,985,985
L3 Technologies, Inc.	582,900	109,835,847

		111,821,832

Auto Components—0.4%
Adient plc (b)	140,683	11,815,965

Biotechnology—22.7%
Aduro Biotech, Inc. (a)	31,570	336,221
Agios Pharmaceuticals, Inc. (a) (b)	170,800	11,400,900
Amgen, Inc.	1,435,100	267,574,395
Biogen, Inc. (a)	867,860	271,744,323
Bioverativ, Inc. (a) (b)	433,930	24,764,385
ImmunoGen, Inc. (a) (b)	499,700	3,822,705
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	25,265,584
ProQR Therapeutics NV (a) (b)	88,300	428,255
Spark Therapeutics, Inc. (a)	53,520	4,771,843
Vertex Pharmaceuticals, Inc. (a)	809,672	123,102,531

		733,211,142

Building Products—1.8%
Johnson Controls International plc	1,406,834	56,681,342

Communications Equipment—0.1%
ARRIS International plc (a)	122,915	3,501,848

Construction & Engineering—0.7%
Fluor Corp.	519,410	21,867,161

Diversified Telecommunication Services—0.2%
AT&T, Inc.	157,745	6,178,872

Electronic Equipment, Instruments & Components—3.8%
Dolby Laboratories, Inc. - Class A	295,300	16,985,656
Fitbit, Inc. - Class A (a) (b)	54,350	378,276
TE Connectivity, Ltd.	1,269,625	105,455,053

		122,818,985

Energy Equipment & Services—4.7%
Core Laboratories NV (b)	514,070	50,738,709
Frank’s International NV (b)	30,500	235,460
National Oilwell Varco, Inc. (b)	916,878	32,760,051
Weatherford International plc (a) (b)	14,614,500	66,934,410

		150,668,630

Health Care Equipment & Supplies—2.1%
Medtronic plc	861,379	66,989,445
Wright Medical Group NV (a) (b)	58,679	1,518,026

		68,507,471

Health Care Providers & Services—9.1%
UnitedHealth Group, Inc.	1,509,050	295,547,442

Internet & Direct Marketing Retail—2.1%
Liberty Expedia Holdings, Inc. - Class A (a)	167,951	8,919,877
Liberty Interactive Corp. - Class A (a) (b)	1,867,200	44,009,904

Internet & Direct Marketing Retail—(Continued)
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	1,907,087
Liberty Ventures - Series A (a) (b)	251,927	14,498,399

		69,335,267

Internet Software & Services—1.4%
Facebook, Inc. - Class A (a)	100,500	17,172,435
LogMeIn, Inc.	85,873	9,450,324
Twitter, Inc. (a) (b)	1,100,000	18,557,000

		45,179,759

Machinery—0.7%
Pentair plc (b)	339,804	23,093,080

Media—18.1%
AMC Networks, Inc. - Class A (a)	825,825	48,285,988
CBS Corp. - Class B	323,200	18,745,600
Comcast Corp. - Class A	7,239,200	278,564,416
Liberty Braves Group - Class A (a) (b)	47,058	1,193,861
Liberty Braves Group - Class C (a)	94,117	2,378,337
Liberty Broadband Corp. - Class A (a)	117,647	11,079,994
Liberty Broadband Corp. - Class C (a)	305,883	29,150,650
Liberty Global plc - Class A (a) (b)	299,400	10,152,654
Liberty Global plc - Class C (a)	299,400	9,790,380
Liberty Global plc LiLAC - Class A (a) (b)	52,325	1,243,242
Liberty Global plc LiLAC - Class C (a) (b)	52,325	1,219,173
Liberty Media Corp.-Liberty Formula One - Class A (a) (b)	117,647	4,292,939
Liberty Media Corp.-Liberty Formula One - Class C (a)	235,294	8,962,348
Liberty SiriusXM Group - Class A (a)	470,588	19,717,637
Liberty SiriusXM Group - Class C (a)	941,176	39,407,039
Lions Gate Entertainment Corp. - Class B (a) (b)	348,621	11,082,662
Madison Square Garden Co. (The) - Class A (a)	286,049	61,243,091
MSG Networks, Inc. - Class A (a) (b)	858,150	18,192,780
Viacom, Inc. - Class B	344,700	9,596,448

		584,299,239

Metals & Mining—1.0%
Freeport-McMoRan, Inc. (a)	1,270,800	17,842,032
Nucor Corp.	274,700	15,394,188

		33,236,220

Oil, Gas & Consumable Fuels—6.1%
Anadarko Petroleum Corp.	3,869,860	189,042,661
Newfield Exploration Co. (a) (b)	255,400	7,577,718

		196,620,379

Pharmaceuticals—5.4%
Allergan plc (b)	786,777	161,249,946
Teva Pharmaceutical Industries, Ltd. (ADR)	298,100	5,246,560
Valeant Pharmaceuticals International, Inc. (a)	653,070	9,358,493

		175,854,999

BHFTI-158

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—6.3%
Broadcom, Ltd.	536,161	$130,040,489
Cree, Inc. (a) (b)	887,200	25,010,168
Intel Corp. (b)	1,288,348	49,060,292

		204,110,949

Software—4.9%
Autodesk, Inc. (a)	944,300	106,007,118
Citrix Systems, Inc. (a)	616,100	47,328,802
Nuance Communications, Inc. (a)	400,000	6,288,000

		159,623,920

Technology Hardware, Storage & Peripherals—3.7%
Seagate Technology plc (b)	2,448,500	81,216,745
Western Digital Corp.	444,489	38,403,850

		119,620,595

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	3,165,514

Total Common Stocks (Cost $2,154,118,128)		3,196,760,611

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group NV, Expires 03/01/19 (a) (Cost $573,350)	229,340	355,477

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $36,099,011 on 10/02/17, collateralized by $36,370,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $36,825,243.	36,098,650	36,098,650

Total Short-Term Investments (Cost $36,098,650)		36,098,650

Securities Lending Reinvestments (c)—9.9%

Certificates of Deposit—6.2%
Banco Del Estado De Chile New York 1.382%, 1M LIBOR + 0.150%, 01/05/18 (d)	4,000,000	3,999,688
1.457%, 1M LIBOR + 0.220%, 10/19/17 (d)	7,000,000	7,000,266
Bank of China, Ltd. 1.540%, 10/23/17	5,000,000	5,000,000

Certificates of Deposit—(Continued)
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	8,000,000	8,001,544
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	6,000,000	6,000,708
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	2,750,000	2,750,575
Chiba Bank, Ltd., New York 1.360%, 11/07/17	4,000,000	4,000,000
1.360%, 11/20/17	3,000,000	3,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	2,000,000	2,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	2,500,000	2,500,248
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	4,000,000	4,000,144
1.494%, 1M LIBOR + 0.260%, 10/16/17 (d)	3,000,000	3,000,144
1.511%, 1M LIBOR + 0.280%, 10/06/17 (d)	5,000,000	5,000,060
DNB Bank ASA New York 1.120%, 10/05/17	5,000,000	4,999,985
KBC Bank NV Zero Coupon, 11/07/17	996,524	998,830
Zero Coupon, 11/22/17	2,989,305	2,994,930
1.380%, 10/27/17	7,500,000	7,500,825
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	4,993,519	4,997,450
Landesbank Hessen-Thuringen 1.300%, 10/06/17	5,000,000	5,000,115
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (d)	10,500,000	10,500,262
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (d)	2,000,000	2,001,493
1.494%, 1M LIBOR + 0.260%, 10/18/17 (d)	5,000,000	5,000,170
1.515%, 1M LIBOR + 0.280%, 10/11/17 (d)	5,000,000	5,000,115
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	11,500,000	11,504,025
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	5,000,000	4,999,825
1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	2,500,000	2,500,115
1.801%, 3M LIBOR + 0.490%, 11/01/17 (d)	3,003,094	3,000,903

BHFTI-159

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (d)	6,000,000	$6,000,192
1.407%, 1M LIBOR + 0.170%, 02/23/18 (d)	2,500,000	2,500,105
1.486%, 1M LIBOR + 0.250%, 10/13/17 (d)	2,000,000	2,000,074
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	5,000,000	4,999,775
Royal Bank of Canada New York 1.440%, 3M LIBOR + 0.130%, 06/12/18 (d)	5,000,000	5,000,110
1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	5,000,000	5,000,410
Standard Chartered plc 1.460%, 02/02/18	5,000,000	5,001,265
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	7,500,000	7,500,780
1.476%, 1M LIBOR + 0.240%, 10/12/17 (d)	3,500,000	3,500,109
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	5,000,000	5,000,500
1.495%, 1M LIBOR + 0.260%, 10/11/17 (d)	2,000,000	2,000,076
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	5,000,000	5,000,680
Swedbank AB 1.140%, 10/02/17	4,000,000	3,999,996
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	5,100,000	5,104,549
1.624%, 3M LIBOR + 0.320%, 01/10/18 (d)	5,000,000	5,001,610
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	2,500,000	2,499,983
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	2,300,000	2,300,554

		199,663,188

Commercial Paper—1.8%
Barton Capital S.A. 1.320%, 12/11/17	3,488,450	3,490,844
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (d)	4,000,000	4,000,684
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	3,000,000	3,000,162
Kells Funding LLC 1.400%, 03/01/18	4,964,417	4,969,885

Commercial Paper—(Continued)
Macquarie Bank, Ltd., London 1.340%, 10/27/17	9,965,756	9,990,694
Ridgefield Funding Co. LLC 1.350%, 11/17/17	4,980,313	4,991,470
1.431%, 1M LIBOR + 0.200%, 03/07/18 (d)	3,000,000	3,000,000
Sheffield Receivables Co. 1.330%, 10/05/17	4,983,375	4,999,675
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	12,000,000	12,002,784
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	3,900,000	3,900,722

		57,345,876

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,616,645 on 10/02/17, collateralized by $2,688,395 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,648,833.	1,616,503	1,616,503
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $1,000,100 on 10/02/17, collateralized by $1,005,910 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $1,020,005.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,000,208 on 10/02/17, collateralized by $2,037,159 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,040,001.	2,000,000	2,000,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $900,094 on 10/02/17, collateralized by $904,461 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $918,003.	900,000	900,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $2,513,300 on 01/02/18, collateralized by $13,461 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $2,778,839.	2,500,000	2,500,000

BHFTI-160

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $15,109,725 on 01/02/18, collateralized by various Common Stock with a value of $16,500,004.	15,000,000	$15,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $3,776,100 on 01/02/18, collateralized by various Common Stock with a value of $4,070,000.	3,700,000	3,700,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $2,000,197 on 10/02/17, collateralized by $4,971,624 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $2,040,201.	2,000,000	2,000,000
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $9,019,530 on 10/02/17, collateralized by $405,428 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $9,984,251.	9,000,000	9,000,000

		37,716,503

Time Deposits—0.7%
ABN AMRO Bank NV 1.060%, 10/02/17	5,000,000	5,000,000
Australia New Zealand Bank 1.070%, 10/02/17	7,000,000	7,000,000
Credit Agricole S.A. 1.080%, 10/02/17	400,000	400,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000

Time Deposits—(Continued)
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	900,000	900,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	500,000	500,000
Nordea Bank New York 1.050%, 10/02/17	4,000,000	4,000,000
Standard Chartered plc 1.200%, 10/02/17	600,000	600,000

		23,400,000

Total Securities Lending Reinvestments (Cost $318,099,391)		318,125,567

Total Investments—109.9% (Cost $2,508,889,519)		3,551,340,305
Other assets and liabilities (net)—(9.9)%		(318,498,712)

Net Assets—100.0%		$3,232,841,593

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $311,591,537 and the collateral received consisted of cash in the amount of $318,021,169. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London InterBank Offered Rate

BHFTI-161

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,196,760,611	$—	$—	$3,196,760,611
Total Rights*	355,477	—	—	355,477
Total Short-Term Investment*	—	36,098,650	—	36,098,650
Total Securities Lending Reinvestments*	—	318,125,567	—	318,125,567
Total Investments	$3,197,116,088	$354,224,217	$—	$3,551,340,305

Collateral for Securities Loaned (Liability)	$—	$(318,021,169)	$—	$(318,021,169)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-162

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Australia—3.2%
AMP, Ltd.	17,028,082	$64,750,869
Orica, Ltd.	2,865,758	44,614,749

		109,365,618

China—1.9%
Baidu, Inc. (ADR) (a)	259,675	64,318,901

France—14.5%
BNP Paribas S.A.	1,651,176	133,238,899
Bureau Veritas S.A.	2,146,100	55,390,164
Danone S.A.	523,113	41,044,341
Kering	50,500	20,102,531
LVMH Moet Hennessy Louis Vuitton SE	46,600	12,847,439
Pernod-Ricard S.A.	255,450	35,321,121
Publicis Groupe S.A.	1,096,410	76,542,755
Safran S.A.	565,900	57,817,428
Sanofi	64,300	6,391,686
Valeo S.A.	754,900	56,098,778

		494,795,142

Germany—15.0%
Allianz SE	558,600	125,414,329
Bayerische Motoren Werke AG	1,349,500	136,896,666
Continental AG	348,900	88,556,189
Daimler AG	2,051,800	163,616,315

		514,483,499

Hong Kong—0.2%
Melco Resorts & Entertainment, Ltd. (ADR)	222,856	5,375,287

India—0.9%
Infosys, Ltd. (ADR) (b)	2,172,800	31,701,152

Indonesia—1.9%
Bank Mandiri Persero Tbk PT	132,419,100	66,250,103

Italy—2.9%
Intesa Sanpaolo S.p.A.	28,441,100	100,574,724

Japan—5.7%
Daiwa Securities Group, Inc.	3,524,700	19,985,335
Komatsu, Ltd.	417,400	11,888,756
Olympus Corp.	1,049,800	35,565,766
Omron Corp.	55,700	2,837,068
Toyota Motor Corp.	2,064,100	123,225,555

		193,502,480

Mexico—2.0%
Grupo Televisa S.A.B. (ADR)	2,789,708	68,822,096

Netherlands—4.3%
Akzo Nobel NV	143,061	13,210,865
ASML Holding NV	230,450	39,312,745
EXOR NV	1,082,405	68,634,170

Netherlands—(Continued)
Koninklijke Philips NV	664,572	27,487,541

		148,645,321

South Korea—0.3%
Samsung Electronics Co., Ltd.	4,420	9,934,870

Sweden—5.9%
Atlas Copco AB - B Shares	117,094	4,554,046
Hennes & Mauritz AB - B Shares (b)	4,687,800	121,623,406
SKF AB - B Shares	2,388,890	52,208,350
Volvo AB - B Shares	1,311,291	25,280,566

		203,666,368

Switzerland—14.7%
Cie Financiere Richemont S.A.	626,747	57,280,652
Credit Suisse Group AG (a)	9,869,954	156,253,944
Ferguson plc	127,500	8,366,092
Glencore plc (a)	28,903,520	132,499,387
Kuehne & Nagel International AG	195,355	36,172,285
LafargeHolcim, Ltd. (a)	1,209,205	70,783,058
Nestle S.A.	99,200	8,308,137
Swatch Group AG (The) - Bearer Shares	84,140	34,999,740

		504,663,295

Taiwan—0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	847,000	6,091,732

United Kingdom—22.0%
Ashtead Group plc	2,340,500	56,495,211
CNH Industrial NV	9,048,000	108,660,107
Diageo plc	1,373,900	45,166,216
Experian plc	2,188,000	43,956,315
G4S plc	5,565,200	20,757,119
Liberty Global plc - Class A (a)	536,300	18,185,933
Liberty Global plc - Class C (a)	1,209,700	39,557,190
Lloyds Banking Group plc	179,183,000	162,639,998
Meggitt plc	3,570,218	24,928,123
Royal Bank of Scotland Group plc (a)	17,912,301	64,412,027
Schroders plc	1,574,884	70,871,555
Schroders plc (non-voting shares)	10,427	340,622
Smiths Group plc	925,207	19,576,071
WPP plc	4,142,100	76,884,111

		752,430,598

United States—2.1%
Willis Towers Watson plc	459,274	70,833,829

Total Common Stocks (Cost $2,774,934,487)		3,345,455,015

BHFTI-163

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investment—2.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $76,245,083 on 10/02/17, collateralized by $79,320,000 U.S. Treasury Note at 1.125% due 09/30/21 with a value of $77,771,912.	76,244,321	$76,244,321

Total Short-Term Investments (Cost $76,244,321)		76,244,321

Securities Lending Reinvestments (c)—1.2%

Certificate of Deposit—0.1%
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $320,753 on 10/02/17, collateralized by $533,395 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $327,140.	320,725	320,725
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $7,600,665 on 10/02/17, collateralized by $7,736,858 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $7,752,001.	7,600,000	7,600,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $1,100,110 on 10/02/17, collateralized by $1,106,501 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $1,122,005.	1,100,000	1,100,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $5,400,563 on 10/02/17, collateralized by $5,500,329 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $5,508,002.	5,400,000	5,400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,000,104 on 10/02/17, collateralized by $1,004,957 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $1,020,003.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $4,500,443 on 10/02/17, collateralized by $7,579,341 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $4,590,005.	4,500,000	4,500,000

		19,920,725

Time Deposits—0.5%
ABN AMRO Bank NV 1.060%, 10/02/17	2,000,000	2,000,000
Australia New Zealand Bank 1.070%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	2,000,000	2,000,000
Credit Industriel et Commercial 1.100%, 10/02/17	2,000,000	2,000,000
DZ Bank AG 1.060%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	2,000,000	2,000,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	2,000,000	2,000,000
Nordea Bank New York 1.050%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	2,000,000	2,000,000
Svenska 1.050%, 10/02/17	2,000,000	2,000,000

		19,000,000

Total Securities Lending Reinvestments (Cost $40,920,725)		40,920,723

Total Investments—101.1% (Cost $2,892,099,533)		3,462,620,059
Other assets and liabilities (net)—(1.1)%		(37,836,342)

Net Assets—100.0%		$3,424,783,717

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $38,962,228 and the collateral received consisted of cash in the amount of $40,920,725. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

BHFTI-164

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Banks	15.4
Automobiles	12.4
Media	8.2
Capital Markets	7.2
Machinery	5.9
Insurance	5.7
Auto Components	4.2
Diversified Financial Services	3.9
Metals & Mining	3.9
Textiles, Apparel & Luxury Goods	3.7

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation
CHF	52,257,000	State Street Bank and Trust	03/21/18	$55,047,408	$438,462

(CHF)—	Swiss Franc

BHFTI-165

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$109,365,618	$—	$109,365,618
China	64,318,901	—	—	64,318,901
France	—	494,795,142	—	494,795,142
Germany	—	514,483,499	—	514,483,499
Hong Kong	5,375,287	—	—	5,375,287
India	31,701,152	—	—	31,701,152
Indonesia	—	66,250,103	—	66,250,103
Italy	—	100,574,724	—	100,574,724
Japan	—	193,502,480	—	193,502,480
Mexico	68,822,096	—	—	68,822,096
Netherlands	—	148,645,321	—	148,645,321
South Korea	—	9,934,870	—	9,934,870
Sweden	—	203,666,368	—	203,666,368
Switzerland	—	504,663,295	—	504,663,295
Taiwan	—	6,091,732	—	6,091,732
United Kingdom	57,743,123	694,687,475	—	752,430,598
United States	70,833,829	—	—	70,833,829
Total Common Stocks	298,794,388	3,046,660,627	—	3,345,455,015
Total Short-Term Investment*	—	76,244,321	—	76,244,321
Total Securities Lending Reinvestments*	—	40,920,723	—	40,920,723
Total Investments	$298,794,388	$3,163,825,671	$—	$3,462,620,059

Collateral for Securities Loaned (Liability)	$—	$(40,920,725)	$—	$(40,920,725)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$438,462	$—	$438,462

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-166

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—4.2% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.2%
U.S. Treasury Floating Rate Notes 1.227%, 3M USTBMM + 0.174%, 07/31/18 (a)	28,160,000	$28,201,973
1.243%, 3M USTBMM + 0.190%, 04/30/18 (a)	29,992,000	30,026,230
1.325%, 3M USTBMM + 0.272%, 01/31/18 (a)	11,050,000	11,060,304

Total U.S. Treasury & Government Agencies (Cost $69,244,844)		69,288,507

Commodity-Linked Securities—2.0%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 09/24/18 (a)	7,850,000	8,153,520
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 08/15/18 (a)	16,150,000	14,609,760
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 09/17/18 (144A) (a)	10,930,000	10,232,136

Total Commodity-Linked Securities (Cost $34,930,000)		32,995,416

Short-Term Investments—91.6%

Certificate of Deposit—8.9%
Banco del Estado de Chile 1.310%, 10/12/17 (b)	30,000,000	30,001,154
Bank of America N.A. 1.400%, 02/16/18 (b)	30,000,000	30,003,551
DG Bank New York 1.330%, 12/15/17 (b)	31,000,000	31,001,980
Societe Generale (NY) 1.340%, 10/31/17 (b)	18,000,000	18,002,335
Sumitomo Mitsui Trust Bank, Ltd. (NY) 1.160%, 10/03/17 (b)	36,000,000	35,999,940

		145,008,960

Commercial Paper—58.5%
American Honda Finance Corp. 1.225%, 11/21/17 (b)	28,000,000	27,952,388
1.255%, 12/19/17 (b)	14,000,000	13,962,137
Apple, Inc. 1.158%, 10/30/17 (b)	10,930,000	10,919,543
1.215%, 12/18/17 (b)	20,000,000	19,948,000

Commercial Paper—(Continued)
Bank Nederlandse Gemeenten N.V. 1.179%, 10/16/17 (b)	25,000,000	$24,985,538
BMW U.S. Capital LLC 1.099%, 10/30/17 (b)	10,000,000	9,990,175
1.149%, 12/01/17 (b)	20,000,000	19,959,190
Chevron Corp. 0.884%, 10/05/17 (b)	33,000,000	32,994,104
Collateralized Commercial Paper Co. LLC 1.452%, 1M USD LIBOR + 0.220%, 04/03/18 (a)	30,000,000	30,004,500
DBS Bank, Ltd. 1.372%, 01/19/18 (b)	35,000,000	34,858,771
Exxon Mobil Corp. 0.563%, 10/02/17 (b)	40,000,000	39,996,440
Fairway Finance Co. LLC 0.958%, 10/04/17 (b)	30,000,000	29,994,967
Gotham Funding Corp. 0.659%, 10/02/17 (b)	5,000,000	4,999,527
Johnson & Johnson 1.081%, 10/25/17 (b)	40,000,000	39,968,020
Liberty Funding LLC 1.372%, 01/19/18 (b)	37,000,000	36,840,341
L’Oreal U.S.A., Inc. 1.041%, 10/12/17 (b)	16,000,000	15,993,656
1.049%, 10/13/17 (b)	30,000,000	29,987,178
Manhattan Asset Funding Co. LLC 1.245%, 10/24/17 (b)	37,000,000	36,967,959
Microsoft Corp. 1.073%, 11/02/17 (b)	25,000,000	24,973,721
1.099%, 10/24/17 (b)	20,400,000	20,384,317
Nederlandse Waterschapsbank NV 0.644%, 10/02/17 (b)	19,000,000	18,998,187
Nestle Capital Corp. 1.079%, 10/11/17 (b)	19,848,000	19,840,921
NRW Bank 0.636%, 10/02/17 (b)	30,000,000	29,997,013
Old Line Funding LLC 1.334%, 11/06/17 (b)	40,000,000	39,946,462
Oversea-Chinese Banking Corp., Ltd. 1.310%, 11/01/17 (b)	25,000,000	25,000,991
PACCAR Financial Corp. 1.071%, 10/31/17 (b)	15,000,000	14,983,987
PepsiCo, Inc. 1.004%, 10/10/17 (b)	30,000,000	29,989,687
Proctor & Gamble Co. 1.230%, 01/17/18 (b)	25,000,000	24,907,035
Regency Market No. 1 LLC 1.196%, 10/24/17 (b)	19,500,000	19,483,113
Ridgefield Funding Co. LLC 1.354%, 12/14/17 (b)	30,000,000	29,915,577
Siemens Capital Co. LLC 1.216%, 12/27/17 (b)	40,000,000	39,882,520
Total Capital Canada, Ltd. 1.202%, 11/15/17 (b)	20,000,000	19,968,641
Toyota Motor Credit Corp. 1.414%, 1M USD LIBOR + 0.180%, 06/15/18 (a)	30,000,000	29,995,800

BHFTI-167

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 1.456%, 1M USD LIBOR + 0.230%, 06/12/18 (a)	20,000,000	$20,000,000
United Overseas Bank, Ltd. 1.291%, 12/06/17 (b)	19,000,000	18,954,565
Victory Receivables Corp. 1.305%, 12/19/17 (b)	40,000,000	39,880,120
Wal-Mart Stores, Inc. 1.004%, 10/10/17 (b)	29,000,000	28,990,297

		956,415,388

Mutual Funds—16.2%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 1.000% (c) (d)	190,392,938	190,392,938
STIT-Government & Agency Portfolio, Institutional Class 0.030% (c) (d)	44,206,256	44,206,256
STIT-Treasury Portfolio Institutional Class 0.891% (c) (d)	29,470,837	29,470,837

		264,070,031

U.S. Treasury—8.0%
U.S. Treasury Bills 0.782%, 10/05/17 (b) (e)	27,000,000	26,998,366
1.023%, 12/07/17 (b) (e)	65,790,000	65,671,195
U.S. Treasury Bills 1.081%, 01/04/18 (b) (e)	38,950,000	38,844,961

		131,514,522

Total Short-Term Investments (Cost $1,497,028,889)		1,497,008,901

Total Investments—97.8% (Cost $1,601,203,733)		1,599,292,824
Other assets and liabilities (net)—2.2%		36,395,510

Net Assets—100.0%		$1,635,688,334

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2017.
(d)	Affiliated Issuer.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $61,580,111.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $10,232,136 which is 0.63% of net assets.
(EMTN)—	Euro Medium Term Note
(LIBOR)—	London InterBank Offered Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/17	1,635	AUD	162,930,406	$(3,327,031)
Brent Crude Oil Futures	10/31/17	476	USD	27,032,040	1,982,540
Canada Government Bond 10 Year Futures	12/18/17	2,520	CAD	273,256,662	(5,329,590)
Euro Stoxx 50 Index Futures	12/15/17	2,970	EUR	125,526,330	4,063,585
Euro-Bund Futures	12/07/17	608	EUR	115,701,050	(876,938)
FTSE 100 Index Futures	12/15/17	1,340	GBP	131,608,441	(731,189)
Gasoline RBOB Futures	10/31/17	624	USD	41,696,928	(440,440)
Hang Seng Index Futures	10/30/17	562	HKD	98,977,354	(138,864)
New York Harbor ULSD Futures	10/31/17	230	USD	17,484,600	887,217
Russell 2000 Index Mini Futures	12/15/17	1,240	USD	92,559,800	4,462,925

BHFTI-168

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/15/17	797	USD	100,266,585	$1,206,039
Silver Futures	12/27/17	566	USD	47,193,080	(1,477,607)
TOPIX Index Futures	12/07/17	937	JPY	139,477,894	7,087,349
U.S. Treasury Long Bond Futures	12/19/17	868	USD	132,641,250	(2,222,657)
United Kingdom Long Gilt Bond Futures	12/27/17	1,778	GBP	295,146,442	(7,114,072)
WTI Light Sweet Crude Oil Futures	02/16/18	268	USD	14,000,320	753,750

Net Unrealized Depreciation					$(1,214,983)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
0.300%	Monthly	12/21/17	Macquarie Bank, Ltd.	Aluminum Dynamic Selection Index	USD	15,872,711	$(317,035)	$—	$(317,035)
0.280%	Monthly	09/05/18	Merrill Lynch International	Aluminum Annual Excess Return Index	USD	4,384,365	—	—	—
0.330%	Monthly	10/23/17	Barclays Bank plc	Barclays Commodity Strategy 1452 Excess Return Index (a)	USD	31,929,328	(135,504)	—	(135,504)
0.450%	Monthly	07/06/18	Barclays Bank plc	Barclays Commodity Strategy 1719 Excess Return Index (b)	USD	39,787,891	(820,519)	—	(820,519)
0.550%	Monthly	07/06/18	Canadian Imperial Bank of Commerce	CIBC Custom 5 Agriculture Commodity Index (c)	USD	37,930,348	(495,886)	—	(495,886)
0.300%	Monthly	04/10/18	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper Excess Return Index	USD	33,031,534	(1,248,423)	—	(1,248,423)
0.120%	Monthly	01/12/18	Cargill, Inc.	Cargill Gold Index 1	USD	21,349,789	—	—	—
0.400%	Monthly	07/10/18	Goldman Sachs International	Goldman Sachs Alpha Basket B823 Excess Return Strategy (d)	USD	39,676,323	(679,195)	—	(679,195)
0.000%	Monthly	10/31/17	Goldman Sachs International	Hang Seng Index	HKD	227,108,568	(14,058)	—	(14,058)
0.250%	Monthly	04/25/18	JPMorgan Chase Bank N.A.	JPMorgan Contag Beta Gas Oil Excess Return Index	USD	20,002,330	304,366	—	304,366
0.250%	Monthly	09/04/18	Merrill Lynch International	MLCX Natural Gas Annual Excess Return Index	USD	16,285,910	—	—	—
0.250%	Monthly	09/14/18	Merrill Lynch International	MLCX Dynamic Enhanced Copper Excess Return Index	USD	1,894,489	—	—	—
0.140%	Monthly	06/27/18	Merrill Lynch International	Merrill Lynch Gold Excess Return Index	USD	28,529,945	86,600	—	86,600
0.470%	Monthly	07/10/18	Cargill, Inc.	Monthly Rebalance Commodity Excess Return Index (e)	USD	42,811,333	—	—	—
0.380%	Monthly	10/16/17	Morgan Stanley Capital Services, LLC	S&P GSCI Aluminum Dynamic Roll Excess Return	USD	23,381,644	58,956	—	58,956
0.090%	Monthly	10/16/17	JPMorgan Chase Bank N.A.	S&P GSCI Gold Index Excess Return	USD	23,033,204	(225,456)	—	(225,456)

Totals							$(3,486,154)	$—	$(3,486,154)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-169

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

(a)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Barclays Bank plc, as of September 30, 2017:

Futures Contracts—Long	Notional Value	Component Weighting
Copper	$31,929,328	100.0%

(b)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Barclays Bank plc, as of September 30, 2017:

Futures Contracts—Long	Notional Value	Component Weighting
Sugar No. 11	$7,718,851	19.4%
Cotton No. 2	7,519,911	18.9%
Soybean Meal	7,480,123	18.8%
Soybean	7,320,972	18.4%
Corn No. 2 Yellow	3,063,668	7.7%
Coffee “C”	2,108,758	5.3%
Soybean Oil	1,909,819	4.8%
Wheat	1,909,819	4.8%
Live Cattle	477,455	1.2%
Lean Hogs	198,939	0.5%
Cocoa	79,576	0.2%

(c)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Canadian Imperial Bank of Commerce, as of September 30, 2017:

Futures Contracts—Long	Notional Value	Component Weighting
Sugar No. 11	$7,358,487	19.4%
Cotton No. 2	7,168,836	18.9%
Soybean Meal	7,130,905	18.8%
Soybean	6,979,184	18.4%
Corn No. 2 Yellow	2,920,637	7.7%
Coffee “C”	2,010,308	5.3%
Soybean Oil	1,820,657	4.8%
Wheat	1,820,657	4.8%
Live Cattle	455,164	1.2%
Lean Hogs	189,652	0.5%
Cocoa	75,861	0.2%

(d)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of September 30, 2017:

Futures Contracts—Long	Notional Value	Component Weighting
Sugar No. 11	$7,697,207	19.4%
Cotton No. 2	7,498,825	18.9%
Soybean Meal	7,459,149	18.8%
Soybean	7,300,443	18.4%
Corn No. 2 Yellow	3,055,077	7.7%
Coffee “C”	2,102,845	5.3%
Soybean Oil	1,904,463	4.8%
Wheat	1,904,463	4.8%
Live Cattle	476,116	1.2%
Lean Hogs	198,382	0.5%
Cocoa	79,353	0.2%

BHFTI-170

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

(e)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of September 30, 2017:

Futures Contracts—Long	Notional Value	Component Weighting
Sugar No. 11	$8,305,398	19.4%
Cotton No. 2	8,091,342	18.9%
Soybean Meal	8,048,530	18.8%
Soybean	7,877,285	18.4%
Corn No. 2 Yellow	3,296,473	7.7%
Coffee “C”	2,269,001	5.3%
Soybean Oil	2,054,944	4.8%
Wheat	2,054,944	4.8%
Live Cattle	513,736	1.2%
Lean Hogs	214,057	0.5%
Cocoa	85,623	0.2%

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

BHFTI-171

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$69,288,507	$—	$69,288,507
Total Commodity-Linked Securities	—	32,995,416	—	32,995,416
Short-Term Investments
Certificate of Deposit	—	145,008,960	—	145,008,960
Commercial Paper	—	956,415,388	—	956,415,388
Mutual Funds	264,070,031	—	—	264,070,031
U.S. Treasury	—	131,514,522	—	131,514,522
Total Short-Term Investments	264,070,031	1,232,938,870	—	1,497,008,901
Total Investments	$264,070,031	$1,335,222,793	$—	$1,599,292,824

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$20,443,405	$—	$—	$20,443,405
Futures Contracts (Unrealized Depreciation)	(21,658,388)	—	—	(21,658,388)
Total Futures Contracts	$(1,214,983)	$—	$—	$(1,214,983)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$449,922	$—	$449,922
OTC Swap Contracts at Value (Liabilities)	—	(3,936,076)	—	(3,936,076)
Total OTC Swap Contracts	$—	$(3,486,154)	$—	$(3,486,154)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-172

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Arconic, Inc.	886,990	$22,068,311
Textron, Inc.	774,603	41,735,610

		63,803,921

Automobiles—2.3%
General Motors Co.	1,637,431	66,119,464

Banks—22.3%
Bank of America Corp.	5,308,291	134,512,094
Citigroup, Inc.	2,412,075	175,454,336
Citizens Financial Group, Inc. (a)	915,889	34,684,716
Fifth Third Bancorp (a)	1,917,342	53,647,229
JPMorgan Chase & Co.	1,048,228	100,116,256
KeyCorp	638,191	12,010,755
PNC Financial Services Group, Inc. (The)	448,626	60,461,326
U.S. Bancorp	213,617	11,447,735
Wells Fargo & Co.	1,016,567	56,063,670

		638,398,117

Biotechnology—3.0%
AbbVie, Inc.	382,201	33,962,381
Biogen, Inc. (b)	94,003	29,434,219
Gilead Sciences, Inc.	294,086	23,826,848

		87,223,448

Building Products—1.5%
Johnson Controls International plc	1,051,024	42,345,757

Capital Markets—6.1%
Bank of New York Mellon Corp. (The)	813,572	43,135,587
Goldman Sachs Group, Inc. (The)	135,809	32,212,537
Morgan Stanley	1,277,645	61,544,160
State Street Corp.	400,459	38,259,853

		175,152,137

Chemicals—0.8%
CF Industries Holdings, Inc. (a)	642,611	22,594,203

Communications Equipment—2.7%
Cisco Systems, Inc.	2,340,244	78,702,406

Consumer Finance—1.6%
Ally Financial, Inc. (a)	1,884,081	45,707,805

Containers & Packaging—0.9%
International Paper Co.	474,749	26,975,238

Electric Utilities—0.6%
FirstEnergy Corp. (a)	563,541	17,373,969

Electrical Equipment—2.3%
Eaton Corp. plc	605,917	46,528,366
Emerson Electric Co. (a)	322,481	20,264,706

		66,793,072

Energy Equipment & Services—0.9%
Halliburton Co.	585,372	26,944,673

Food & Staples Retailing—1.9%
CVS Health Corp.	297,867	24,222,545
Wal-Mart Stores, Inc.	392,259	30,651,118

		54,873,663

Food Products—1.2%
Danone S.A.	432,114	33,904,404

Health Care Equipment & Supplies—0.7%
Medtronic plc	267,894	20,834,116

Health Care Providers & Services—2.9%
Anthem, Inc.	204,800	38,887,424
Cardinal Health, Inc.	344,773	23,072,209
McKesson Corp.	131,242	20,160,084

		82,119,717

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	729,318	47,092,063

Household Products—0.3%
Reckitt Benckiser Group plc	94,582	8,642,408

Industrial Conglomerates—0.9%
General Electric Co.	1,105,320	26,726,638

Insurance—3.1%
Aflac, Inc.	192,595	15,675,307
Allstate Corp. (The)	345,781	31,780,731
American International Group, Inc.	663,825	40,752,217

		88,208,255

Internet Software & Services—1.6%
eBay, Inc. (b)	1,192,424	45,860,627

IT Services—1.5%
Cognizant Technology Solutions Corp. - Class A	278,002	20,166,265
PayPal Holdings, Inc. (b)	358,523	22,956,228

		43,122,493

Machinery—2.1%
Caterpillar, Inc.	334,864	41,760,889
Ingersoll-Rand plc (a)	192,280	17,145,608

		58,906,497

Media—2.7%
CBS Corp. - Class B	263,393	15,276,794
Charter Communications, Inc. - Class A (b)	39,011	14,177,377
Comcast Corp. - Class A	484,987	18,662,300
Twenty-First Century Fox, Inc. - Class B	1,110,233	28,632,909

		76,749,380

BHFTI-173

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.5%
Alcoa Corp. (b)	281,868	$13,140,686

Oil, Gas & Consumable Fuels—14.5%
BP plc (ADR)	1,354,148	52,039,908
Canadian Natural Resources, Ltd.	889,484	29,790,852
Chevron Corp.	445,172	52,307,710
Devon Energy Corp.	1,121,610	41,174,303
Hess Corp. (a)	703,603	32,991,945
Marathon Oil Corp. (a)	2,648,932	35,919,518
Occidental Petroleum Corp.	365,642	23,477,873
QEP Resources, Inc. (a) (b)	1,375,603	11,788,918
Royal Dutch Shell plc - Class A (ADR)	1,030,487	62,426,902
Suncor Energy, Inc.	2,122,072	74,336,182

		416,254,111

Personal Products—0.7%
Unilever NV (a)	339,926	20,069,231

Pharmaceuticals—6.6%
Merck & Co., Inc.	533,375	34,152,001
Mylan NV (a) (b)	736,489	23,103,660
Novartis AG	317,496	27,244,752
Pfizer, Inc.	1,604,527	57,281,614
Sanofi (ADR)	981,062	48,847,077

		190,629,104

Semiconductors & Semiconductor Equipment—2.7%
Intel Corp.	1,071,196	40,791,144
QUALCOMM, Inc.	683,082	35,410,971

		76,202,115

Software—1.7%
Microsoft Corp.	636,342	47,401,116

Specialty Retail—0.8%
Advance Auto Parts, Inc. (a)	231,817	22,996,246

Technology Hardware, Storage & Peripherals—0.8%
NetApp, Inc. (a)	520,668	22,784,432

Wireless Telecommunication Services—0.7%
Vodafone Group plc	7,078,544	19,827,509

Total Common Stocks (Cost $2,181,788,597)		2,774,479,021

Mutual Fund—0.5%

Investment Company Security—0.5%
Altaba, Inc. (a) (b) (Cost $7,202,047)	208,997	13,843,962

Short-Term Investment—2.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $78,709,180 on 10/02/17, collateralized by $79,295,000 U.S. Treasury Notes with rates ranging from 1.875% - 2.000%, maturity dates ranging from 12/31/21 - 01/31/22, with a value of $80,285,504.	78,708,393	78,708,393

Total Short-Term Investments (Cost $78,708,393)		78,708,393

Securities Lending Reinvestments (c)—6.2%

Certificates of Deposit—2.7%
ABN AMRO Bank NV Zero Coupon, 11/21/17	3,487,880	3,494,190
Zero Coupon, 02/22/18	993,749	994,630
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	3,000,000	2,999,724
Bank of China, Ltd. 1.540%, 10/23/17	2,000,000	2,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	2,000,000	2,000,386
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	6,000,000	6,002,784
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	2,000,000	2,000,236
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	1,000,000	1,000,209
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	3,000,000	3,000,108
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV 1.380%, 10/27/17	4,500,000	4,500,495
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	1,997,408	1,998,980
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (d)	2,000,000	2,000,000
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (d)	4,000,000	4,002,986
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	2,000,000	2,000,700
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	5,000,000	4,999,825
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (d)	5,000,000	5,000,160
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	1,500,000	1,499,933

BHFTI-174

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered plc 1.460%, 02/02/18	2,000,000	$2,000,506
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	6,500,000	6,499,805
Sumitomo Mitsui Trust Bank, Ltd., New York 1.401%, 1M LIBOR + 0.170%, 12/04/17 (d)	3,500,000	3,500,000
1.404%, 1M LIBOR + 0.170%, 02/16/18 (d)	1,000,000	1,000,043
1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	3,000,000	3,000,300
Swedbank AB 1.140%, 10/02/17	3,000,000	2,999,997
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	4,250,000	4,249,970
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	2,000,000	2,000,482

		76,746,443

Commercial Paper—1.1%
Barton Capital S.A. 1.320%, 12/11/17	1,993,400	1,994,768
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	5,000,000	5,004,350
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	2,000,000	2,000,108
1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	2,000,000	2,000,092
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (d)	6,500,000	6,503,354
Sheffield Receivables Co. 1.330%, 10/05/17	2,990,025	2,999,805
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (d)	4,000,000	4,000,244
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	3,000,000	3,000,696
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	2,000,000	2,000,370

		32,502,743

Repurchase Agreements—1.4%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,911,761 on 10/02/17, collateralized by $3,179,158 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,949,826.	1,911,594	1,911,594
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $2,235,739 on 01/02/18, collateralized by various Common Stock with a value of $2,420,000.	2,200,000	2,200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $10,800,945 on 10/02/17, collateralized by $10,994,482 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $11,016,001.	10,800,000	10,800,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $1,400,140 on 10/02/17, collateralized by $1,408,274 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $1,428,007.	1,400,000	1,400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,200,125 on 10/02/17, collateralized by $1,205,949 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $1,224,004.	1,200,000	1,200,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $502,660 on 01/02/18, collateralized by $2,692 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $555,768.	500,000	500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $1,000,086 on 10/02/17, collateralized by $959,293 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,020,778.	1,000,000	1,000,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $10,035,667 on 10/06/17, collateralized by $9,592,927 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $10,207,777.	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $6,043,890 on 01/02/18, collateralized by various Common Stock with a value of $6,600,001.	6,000,000	6,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,551,419 on 01/02/18, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $2,000,197 on 10/02/17, collateralized by $4,971,624 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $2,040,201.	2,000,000	2,000,000

		39,511,594

BHFTI-175

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—1.0%
ABN AMRO Bank NV 1.060%, 10/02/17	5,000,000	$5,000,000
Australia New Zealand Bank 1.070%, 10/02/17	2,000,000	2,000,000
Credit Agricole S.A. 1.080%, 10/02/17	600,000	600,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
DZ Bank AG 1.060%, 10/02/17	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	600,000	600,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	700,000	700,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Royal Bank of Canada New York 1.070%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	800,000	800,000
Svenska 1.050%, 10/02/17	5,000,000	5,000,000

		27,700,000

Total Securities Lending Reinvestments (Cost $176,441,149)		176,460,780

Total Investments—106.1% (Cost $2,444,140,186)		3,043,492,156
Other assets and liabilities (net)—(6.1)%		(175,901,839)

Net Assets—100.0%		$2,867,590,317

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $174,135,740 and the collateral received consisted of cash in the amount of $176,363,219. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London InterBank Offered Rate

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	24,702,291	Barclays Bank plc	10/06/17	$20,004,147	$206,044
CAD	1,904,725	Barclays Bank plc	10/06/17	1,563,227	36,650
CAD	24,702,720	Canadian Imperial Bank of Commerce	10/06/17	19,996,211	197,765
CAD	24,702,291	Goldman Sachs & Co.	10/06/17	20,007,526	209,422
CAD	24,702,291	Royal Bank of Canada	10/06/17	20,010,362	212,259
CHF	5,400,793	Barclays Bank plc	10/06/17	5,650,588	72,163
CHF	5,400,793	Canadian Imperial Bank of Commerce	10/06/17	5,650,724	72,299
CHF	5,400,843	Goldman Sachs & Co.	10/06/17	5,650,038	71,560
CHF	5,400,793	Royal Bank of Canada	10/06/17	5,651,907	73,481
EUR	28,458,443	Barclays Bank plc	10/06/17	33,948,702	308,171
EUR	28,458,443	Canadian Imperial Bank of Commerce	10/06/17	33,946,938	306,407
EUR	28,457,064	Goldman Sachs & Co.	10/06/17	33,944,155	305,254
EUR	28,458,443	Royal Bank of Canada	10/06/17	33,949,784	309,252
GBP	11,023,907	Barclays Bank plc	10/06/17	14,359,289	(414,251)
GBP	2,689,810	Barclays Bank plc	10/06/17	3,617,956	13,243
GBP	11,023,907	Canadian Imperial Bank of Commerce	10/06/17	14,361,064	(412,476)
GBP	977,964	Canadian Imperial Bank of Commerce	10/06/17	1,315,050	4,444
GBP	11,023,944	Goldman Sachs & Co.	10/06/17	14,359,128	(414,462)

BHFTI-176

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	1,404,114	Goldman Sachs & Co.	10/06/17	$1,883,029	$1,325
GBP	11,023,907	Royal Bank of Canada	10/06/17	14,358,859	(414,681)
GBP	412,451	Royal Bank of Canada	10/06/17	554,898	2,157

Net Unrealized Appreciation					$746,026

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$63,803,921	$—	$—	$63,803,921
Automobiles	66,119,464	—	—	66,119,464
Banks	638,398,117	—	—	638,398,117
Biotechnology	87,223,448	—	—	87,223,448
Building Products	42,345,757	—	—	42,345,757
Capital Markets	175,152,137	—	—	175,152,137
Chemicals	22,594,203	—	—	22,594,203
Communications Equipment	78,702,406	—	—	78,702,406
Consumer Finance	45,707,805	—	—	45,707,805
Containers & Packaging	26,975,238	—	—	26,975,238
Electric Utilities	17,373,969	—	—	17,373,969
Electrical Equipment	66,793,072	—	—	66,793,072
Energy Equipment & Services	26,944,673	—	—	26,944,673
Food & Staples Retailing	54,873,663	—	—	54,873,663
Food Products	—	33,904,404	—	33,904,404
Health Care Equipment & Supplies	20,834,116	—	—	20,834,116
Health Care Providers & Services	82,119,717	—	—	82,119,717
Hotels, Restaurants & Leisure	47,092,063	—	—	47,092,063
Household Products	—	8,642,408	—	8,642,408
Industrial Conglomerates	26,726,638	—	—	26,726,638

BHFTI-177

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$88,208,255	$—	$—	$88,208,255
Internet Software & Services	45,860,627	—	—	45,860,627
IT Services	43,122,493	—	—	43,122,493
Machinery	58,906,497	—	—	58,906,497
Media	76,749,380	—	—	76,749,380
Metals & Mining	13,140,686	—	—	13,140,686
Oil, Gas & Consumable Fuels	416,254,111	—	—	416,254,111
Personal Products	20,069,231	—	—	20,069,231
Pharmaceuticals	163,384,352	27,244,752	—	190,629,104
Semiconductors & Semiconductor Equipment	76,202,115	—	—	76,202,115
Software	47,401,116	—	—	47,401,116
Specialty Retail	22,996,246	—	—	22,996,246
Technology Hardware, Storage & Peripherals	22,784,432	—	—	22,784,432
Wireless Telecommunication Services	—	19,827,509	—	19,827,509
Total Common Stocks	2,684,859,948	89,619,073	—	2,774,479,021
Total Mutual Fund*	13,843,962	—	—	13,843,962
Total Short-Term Investment*	—	78,708,393	—	78,708,393
Total Securities Lending Reinvestments*	—	176,460,780	—	176,460,780
Total Investments	$2,698,703,910	$344,788,246	$—	$3,043,492,156

Collateral for Securities Loaned (Liability)	$—	$(176,363,219)	$—	$(176,363,219)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,401,896	$—	$2,401,896
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,655,870)	—	(1,655,870)
Total Forward Contracts	$—	$746,026	$—	$746,026

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-178

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Textron, Inc.	669,822	$36,090,009

Banks—14.8%
Comerica, Inc.	443,344	33,809,413
First Horizon National Corp.	718,184	13,753,224
KeyCorp	2,265,154	42,630,198
Wintrust Financial Corp.	450,272	35,260,800
Zions Bancorp (a)	778,482	36,728,781

		162,182,416

Building Products—2.2%
Johnson Controls International plc	607,167	24,462,758

Capital Markets—3.0%
Stifel Financial Corp. (a)	621,648	33,233,302

Chemicals—5.7%
Eastman Chemical Co.	453,591	41,045,449
WR Grace & Co.	294,279	21,232,230

		62,277,679

Communications Equipment—4.8%
ARRIS International plc (b)	771,533	21,980,975
Ciena Corp. (a) (b)	1,389,866	30,535,356

		52,516,331

Construction & Engineering—2.1%
Fluor Corp.	545,375	22,960,288

Containers & Packaging—0.7%
Bemis Co., Inc.	155,636	7,092,333

Diversified Financial Services—2.9%
Voya Financial, Inc. (a)	786,676	31,380,506

Electric Utilities—4.2%
Edison International	281,784	21,745,271
FirstEnergy Corp.	801,046	24,696,248

		46,441,519

Electronic Equipment, Instruments & Components—4.6%
Keysight Technologies, Inc. (b)	904,419	37,678,095
Zebra Technologies Corp. - Class A (a) (b)	116,110	12,607,224

		50,285,319

Energy Equipment & Services—2.2%
TechnipFMC plc (b)	857,132	23,931,125

Equity Real Estate Investment Trusts—6.7%
Forest City Realty Trust, Inc. - Class A (a)	1,011,423	25,801,401
Liberty Property Trust	550,929	22,621,145
Life Storage, Inc. (a)	306,846	25,103,071

		73,525,617

Health Care Providers & Services—4.6%
AmerisourceBergen Corp. (a)	288,527	23,875,609
HealthSouth Corp. (a)	575,568	26,677,577

		50,553,186

Hotels, Restaurants & Leisure—3.4%
Royal Caribbean Cruises, Ltd.	309,974	36,744,318

Insurance—6.4%
Arthur J. Gallagher & Co.	531,120	32,690,436
Willis Towers Watson plc	245,469	37,858,684

		70,549,120

IT Services—2.2%
Teradata Corp. (a) (b)	696,772	23,543,926

Machinery—1.3%
Ingersoll-Rand plc	160,851	14,343,084

Marine—2.1%
Kirby Corp. (a) (b)	355,908	23,472,133

Media—2.3%
Regal Entertainment Group - Class A (a)	1,593,213	25,491,408

Oil, Gas & Consumable Fuels—5.3%
Devon Energy Corp.	938,967	34,469,479
Marathon Oil Corp.	1,710,338	23,192,183

		57,661,662

Pharmaceuticals—2.9%
Mylan NV (b)	1,013,048	31,779,316

Road & Rail—1.7%
Ryder System, Inc.	226,346	19,137,554

Software—0.4%
Citrix Systems, Inc. (b)	54,852	4,213,731

Specialty Retail—1.7%
Advance Auto Parts, Inc. (a)	190,158	18,863,674

Technology Hardware, Storage & Peripherals—1.9%
Diebold Nixdorf, Inc. (a)	932,325	21,303,626

Textiles, Apparel & Luxury Goods—3.7%
Coach, Inc.	543,087	21,875,544
Hanesbrands, Inc. (a)	766,498	18,886,511

		40,762,055

Total Common Stocks (Cost $955,057,944)		1,064,797,995

BHFTI-179

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investment—3.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $33,547,121 on 10/02/17, collateralized by $33,795,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $34,218,012.	33,546,786	$33,546,786

Total Short-Term Investments (Cost $33,546,786)		33,546,786

Securities Lending Reinvestments (c)—14.1%

Certificates of Deposit—7.8%
ABN AMRO Bank NV Zero Coupon, 11/21/17	996,537	998,340
Zero Coupon, 02/22/18	1,490,624	1,491,945
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	2,500,000	2,499,770
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	2,000,000	2,000,386
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	5,000,000	5,002,320
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	4,000,000	4,000,216
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	1,000,000	1,000,036
Credit Suisse AG New York 1.461%, 1M LIBOR + 0.230%, 11/07/17 (d)	1,000,000	1,000,000
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (d)	1,000,000	1,000,070
Credit Suisse AG New York 1.511%, 1M LIBOR + 0.280%, 10/06/17 (d)	2,500,000	2,500,030
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV 1.380%, 10/27/17	5,000,000	5,000,550
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	1,498,056	1,499,235
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (d)	1,000,000	1,000,746

Certificates of Deposit—(Continued)
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	6,000,000	6,002,100
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	1,000,000	999,965
Natixis New York 1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	1,000,000	1,000,046
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (d)	5,000,000	5,000,160
Norinchukin Bank New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	2,500,000	2,500,115
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	1,500,000	1,499,932
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (d)	6,400,000	6,405,664
Standard Chartered plc 1.460%, 02/02/18	2,000,000	2,000,506
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	2,000,000	1,999,940
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	1,000,000	1,000,104
Sumitomo Mitsui Banking Corp., New York 1.462%, 3M LIBOR + 0.150%, 02/08/18 (d)	400,000	399,982
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (d)	1,000,000	1,000,074
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 02/16/18 (d)	1,000,000	1,000,043
Sumitomo Mitsui Trust Bank, Ltd., New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	1,000,000	1,000,081
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	3,000,000	3,000,300
Sumitomo Mitsui Trust Bank, Ltd., New York 1.495%, 1M LIBOR + 0.260%, 10/11/17 (d)	1,000,000	1,000,038
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	3,000,000	3,000,408
Swedbank AB 1.140%, 10/02/17	3,000,000	2,999,997
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	1,800,000	1,801,606

BHFTI-180

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (d)	3,000,000	$3,000,966
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	4,000,000	3,999,972
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	2,000,000	2,000,482

		85,606,328

Commercial Paper—3.6%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	3,987,493	3,999,732
Barton Capital S.A. 1.320%, 12/11/17	1,993,400	1,994,768
1.330%, 10/05/17	1,993,572	1,999,860
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	4,250,000	4,253,697
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	4,000,000	4,000,216
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	2,000,000	2,000,092
Kells Funding LLC 1.400%, 03/01/18	1,489,325	1,490,966
Macquarie Bank, Ltd., London 1.340%, 10/27/17	4,982,878	4,995,347
Ridgefield Funding Co. LLC 1.431%, 1M LIBOR + 0.200%, 03/07/18 (d)	5,000,000	5,000,000
Sheffield Receivables Co. 1.330%, 10/05/17	2,990,025	2,999,805
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	5,000,000	5,001,160
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	2,000,000	2,000,370

		39,736,013

Repurchase Agreements—2.3%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,790,592 on 10/02/17, collateralized by $2,977,661 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,826,244.	1,790,436	1,790,436

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,219,494 on 01/02/18, collateralized by various Common Stock with a value of $1,320,000.	1,200,000	1,200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,000,175 on 10/02/17, collateralized by $2,036,015 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $200,020 on 10/02/17, collateralized by $201,182 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,400,146 on 10/02/17, collateralized by $1,426,011 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,428,001.	1,400,000	1,400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $200,021 on 10/02/17, collateralized by $200,991 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,759,310 on 01/02/18, collateralized by $9,422 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,945,187.	1,750,000	1,750,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,000,085 on 10/02/17, collateralized by $959,293 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,020,778.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000

BHFTI-181

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $5,017,833 on 10/06/17, collateralized by $4,796,463 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $5,103,888.	5,000,000	$5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $8,058,520 on 01/02/18, collateralized by various Common Stock with a value of $8,800,002.	8,000,000	8,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,551,419 on 01/02/18, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000

		25,240,436

Time Deposits—0.4%
Australia New Zealand Bank 1.070%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	100,000	100,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000

Time Deposits—(Continued)
Standard Chartered plc 1.200%, 10/02/17	100,000	100,000

		4,400,000

Total Securities Lending Reinvestments (Cost $154,959,323)		154,982,777

Total Investments—114.3% (Cost $1,143,564,053)		1,253,327,558
Other assets and liabilities (net)—(14.3)%		(156,947,167)

Net Assets—100.0%		$1,096,380,391

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $150,477,430 and the collateral received consisted of cash in the amount of $154,912,345. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London InterBank Offered Rate

BHFTI-182

Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,064,797,995	$—	$—	$1,064,797,995
Total Short-Term Investment*	—	33,546,786	—	33,546,786
Total Securities Lending Reinvestments*	—	154,982,777	—	154,982,777
Total Investments	$1,064,797,995	$188,529,563	$—	$1,253,327,558

Collateral for Securities Loaned (Liability)	$—	$(154,912,345)	$—	$(154,912,345)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-183

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
BWX Technologies, Inc.	206,151	$11,548,579
Orbital ATK, Inc.	96,928	12,906,932
TransDigm Group, Inc.	36,329	9,287,509

		33,743,020

Auto Components—0.8%
Visteon Corp. (a)	82,017	10,151,244

Banks—4.1%
BankUnited, Inc.	217,805	7,747,324
Cathay General Bancorp (b)	279,528	11,237,026
Cullen/Frost Bankers, Inc. (b)	115,968	11,007,682
MB Financial, Inc.	227,505	10,242,275
Sterling Bancorp	374,015	9,219,470

		49,453,777

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a)	36,033	5,628,355

Biotechnology—6.5%
ACADIA Pharmaceuticals, Inc. (a)	307,498	11,583,450
Agios Pharmaceuticals, Inc. (a)	171,357	11,438,080
Exelixis, Inc. (a)	542,513	13,145,090
Halozyme Therapeutics, Inc. (a)	776,471	13,487,301
Momenta Pharmaceuticals, Inc. (a)	515,482	9,536,417
Neurocrine Biosciences, Inc. (a) (b)	188,555	11,554,650
Repligen Corp. (a)	216,711	8,304,366

		79,049,354

Building Products—1.8%
A.O. Smith Corp.	204,723	12,166,688
Masonite International Corp. (a)	135,655	9,387,326

		21,554,014

Capital Markets—2.6%
Evercore, Inc. - Class A	109,648	8,799,252
Financial Engines, Inc.	210,865	7,327,559
MarketAxess Holdings, Inc. (b)	56,355	10,398,061
WisdomTree Investments, Inc.	475,095	4,836,467

		31,361,339

Chemicals—1.6%
Ingevity Corp. (a)	155,685	9,725,642
PolyOne Corp.	255,663	10,234,190

		19,959,832

Commercial Services & Supplies—1.6%
Brink’s Co. (The)	170,195	14,338,929
Pitney Bowes, Inc.	403,196	5,648,776

		19,987,705

Construction Materials—1.1%
Martin Marietta Materials, Inc.	62,270	12,841,942

Containers & Packaging—1.1%
Berry Global Group, Inc. (a)	231,968	13,140,987

Distributors—1.0%
Pool Corp.	108,475	11,733,741

Electrical Equipment—0.8%
Acuity Brands, Inc.	53,985	9,246,551

Electronic Equipment, Instruments & Components—5.5%
Cognex Corp.	134,965	14,883,940
II-VI, Inc. (a)	148,509	6,111,146
Littelfuse, Inc.	63,949	12,526,330
National Instruments Corp.	227,929	9,611,766
Trimble, Inc. (a) (b)	279,873	10,985,015
Zebra Technologies Corp. - Class A (a)	119,381	12,962,389

		67,080,586

Energy Equipment & Services—0.7%
Patterson-UTI Energy, Inc.	412,857	8,645,226

Equity Real Estate Investment Trusts—1.7%
CubeSmart	263,589	6,842,770
Highwoods Properties, Inc.	138,544	7,216,757
Physicians Realty Trust	381,412	6,762,435

		20,821,962

Food Products—0.7%
Lancaster Colony Corp.	67,434	8,100,172

Health Care Equipment & Supplies—7.9%
Align Technology, Inc. (a)	72,311	13,469,370
Cantel Medical Corp.	113,040	10,644,977
DexCom, Inc. (a) (b)	116,563	5,702,845
Halyard Health, Inc. (a) (b)	237,122	10,677,603
Hill-Rom Holdings, Inc.	121,305	8,976,570
ICU Medical, Inc. (a) (b)	49,227	9,148,838
Integra LifeSciences Holdings Corp. (a)	191,147	9,649,100
Nevro Corp. (a)	97,666	8,875,886
NuVasive, Inc. (a) (b)	124,491	6,904,271
NxStage Medical, Inc. (a)	428,033	11,813,711

		95,863,171

Health Care Providers & Services—3.6%
Chemed Corp.	46,176	9,329,861
HealthEquity, Inc. (a) (b)	302,021	15,276,222
HealthSouth Corp.	193,890	8,986,801
Select Medical Holdings Corp. (a) (b)	542,380	10,413,696

		44,006,580

Health Care Technology—1.1%
Evolent Health, Inc. - Class A (a) (b)	349,090	6,213,802
Medidata Solutions, Inc. (a)	98,388	7,680,167

		13,893,969

BHFTI-184

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—4.8%
Dunkin’ Brands Group, Inc.	170,342	$9,041,753
Jack in the Box, Inc.	82,756	8,434,492
Penn National Gaming, Inc. (a)	505,985	11,834,989
Six Flags Entertainment Corp.	141,577	8,627,702
Texas Roadhouse, Inc.	206,863	10,165,248
Wendy’s Co. (The)	615,310	9,555,764

		57,659,948

Household Durables—0.6%
CalAtlantic Group, Inc. (b)	185,673	6,801,202

Insurance—2.5%
American Equity Investment Life Holding Co.	333,160	9,688,293
American Financial Group, Inc.	102,248	10,577,556
Hanover Insurance Group, Inc. (The)	42,898	4,158,103
RLI Corp. (b)	112,989	6,481,049

		30,905,001

Internet Software & Services—3.6%
2U, Inc. (a)	156,496	8,770,036
CoStar Group, Inc. (a)	52,107	13,977,703
LogMeIn, Inc.	84,154	9,261,148
Q2 Holdings, Inc. (a) (b)	278,973	11,619,225

		43,628,112

IT Services—3.6%
Booz Allen Hamilton Holding Corp.	343,600	12,847,204
EPAM Systems, Inc. (a)	105,267	9,256,127
Euronet Worldwide, Inc. (a)	134,946	12,791,531
ExlService Holdings, Inc. (a)	159,305	9,290,668

		44,185,530

Leisure Products—0.8%
Brunswick Corp.	163,238	9,136,431

Life Sciences Tools & Services—2.2%
Bio-Techne Corp. (b)	85,946	10,390,012
Pacific Biosciences of California, Inc. (a) (b)	915,465	4,806,191
PerkinElmer, Inc.	167,495	11,552,130

		26,748,333

Machinery—4.9%
ITT, Inc.	223,131	9,878,009
John Bean Technologies Corp.	114,930	11,619,423
Lincoln Electric Holdings, Inc.	103,650	9,502,632
Timken Co. (The)	196,951	9,561,971
WABCO Holdings, Inc. (a)	70,306	10,405,288
Wabtec Corp. (b)	112,869	8,549,827

		59,517,150

Media—0.4%
IMAX Corp. (a)	234,987	5,322,456

Oil, Gas & Consumable Fuels—3.0%
Centennial Resource Development, Inc. - Class A (a) (b)	553,312	9,943,016
Energen Corp. (a)	188,762	10,321,506
Laredo Petroleum, Inc. (a)	569,533	7,364,062
Parsley Energy, Inc. - Class A (a)	336,261	8,857,115

		36,485,699

Pharmaceuticals—3.0%
Catalent, Inc. (a)	236,546	9,442,917
GW Pharmaceuticals plc (ADR) (a)	74,298	7,540,504
Nektar Therapeutics (a)	483,351	11,600,424
Prestige Brands Holdings, Inc. (a)	150,114	7,519,210

		36,103,055

Road & Rail—3.2%
Knight-Swift Transportation Holdings, Inc. (a)	353,407	14,684,061
Landstar System, Inc.	95,656	9,532,120
Old Dominion Freight Line, Inc.	129,747	14,286,442

		38,502,623

Semiconductors & Semiconductor Equipment—5.0%
Cavium, Inc. (a)	138,372	9,124,250
Integrated Device Technology, Inc. (a)	343,176	9,121,618
MKS Instruments, Inc.	125,351	11,839,402
Monolithic Power Systems, Inc.	89,044	9,487,638
Power Integrations, Inc.	116,706	8,542,879
Silicon Laboratories, Inc. (a) (b)	159,404	12,736,380

		60,852,167

Software—10.5%
Aspen Technology, Inc. (a)	217,062	13,633,664
CommVault Systems, Inc. (a)	198,653	12,078,102
Fair Isaac Corp.	100,881	14,173,781
Guidewire Software, Inc. (a)	174,439	13,581,821
Pegasystems, Inc. (b)	102,292	5,897,134
Proofpoint, Inc. (a) (b)	107,096	9,340,913
Qualys, Inc. (a) (b)	235,277	12,187,349
RealPage, Inc. (a)	273,454	10,910,815
Take-Two Interactive Software, Inc. (a)	238,615	24,393,611
Ultimate Software Group, Inc. (The) (a) (b)	58,114	11,018,414

		127,215,604

Specialty Retail—1.2%
Five Below, Inc. (a) (b)	174,796	9,592,804
Urban Outfitters, Inc. (a) (b)	223,740	5,347,386

		14,940,190

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc.	87,442	8,634,897
G-III Apparel Group, Ltd. (a)	217,337	6,307,120
Steven Madden, Ltd. (a)	239,156	10,355,455

		25,297,472

BHFTI-185

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.7%
Watsco, Inc.	54,557	$8,787,496

Total Common Stocks (Cost $841,836,352)		1,208,351,996

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $6,725,962 on 10/02/17, collateralized by $7,000,000 U.S. Treasury Note at 1.125% due 09/30/21 with a value of $6,863,381.	6,725,895	6,725,895

Total Short-Term Investments (Cost $6,725,895)		6,725,895

Securities Lending Reinvestments (c)—5.8%

Certificates of Deposit—3.2%
ABN AMRO Bank NV Zero Coupon, 11/21/17	1,993,074	1,996,680
Bank of China, Ltd. 1.540%, 10/23/17	1,500,000	1,500,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	3,000,000	3,000,579
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	2,000,000	2,000,418
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	2,000,000	2,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	1,500,000	1,500,149
Credit Suisse AG New York 1.494%, 1M LIBOR + 0.260%, 10/16/17 (d)	1,000,000	1,000,048
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (d)	1,500,000	1,500,000
Mizuho Bank, Ltd., New York 1.494%, 1M LIBOR + 0.260%, 10/18/17 (d)	3,000,000	3,000,102
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	4,500,000	4,501,575
Norinchukin Bank New York 1.486%, 1M LIBOR + 0.250%, 10/13/17 (d)	3,500,000	3,500,129
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	1,500,000	1,500,123

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	2,000,000	1,999,940
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	2,250,000	2,250,225
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (d)	4,500,000	4,501,449
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	2,600,000	2,600,627

		38,352,044

Commercial Paper—0.9%
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (d)	3,500,000	3,500,599
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	500,000	500,027
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (d)	2,000,000	2,000,122
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	1,000,000	1,000,232
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	4,000,000	4,000,740

		11,001,720

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $203,282 on 10/02/17, collateralized by $338,048 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $207,330.	203,264	203,264
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $203,249 on 10/02/17, collateralized by various Common Stock with a value of $220,000.	200,000	200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,900,254 on 10/02/17, collateralized by $2,952,222 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,958,000.	2,900,000	2,900,000

BHFTI-186

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $300,030 on 10/02/17, collateralized by $301,773 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $306,001.	300,000	$300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,000,208 on 10/02/17, collateralized by $2,037,159 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,040,001.	2,000,000	2,000,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	300,000
Deutsche Bank AG, London
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,005,320 on 01/02/18, collateralized by $5,384 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,111,535.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,300,111 on 10/02/17, collateralized by $1,247,080 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,327,011.	1,300,000	1,300,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $1,007,315 on 01/02/18, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $4,388,440 on 10/02/17, collateralized by various Common Stock with a value of $4,730,000.	4,300,000	4,300,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $500,049 on 10/02/17, collateralized by $842,149 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $510,001.	500,000	500,000

		15,203,264

Time Deposits—0.5%
ABN AMRO Bank NV 1.060%, 10/02/17	2,000,000	2,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000
Svenska 1.050%, 10/02/17	2,000,000	2,000,000

		6,600,000

Total Securities Lending Reinvestments (Cost $71,149,416)		71,157,028

Total Investments—106.0% (Cost $919,711,663)		1,286,234,919
Other assets and liabilities (net)—(6.0)%		(72,795,499)

Net Assets—100.0%		$1,213,439,420

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $68,735,977 and the collateral received consisted of cash in the amount of $71,146,338. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.

BHFTI-187

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London InterBank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,208,351,996	$—	$—	$1,208,351,996
Total Short-Term Investment*	—	6,725,895	—	6,725,895
Total Securities Lending Reinvestments*	—	71,157,028	—	71,157,028
Total Investments	$1,208,351,996	$77,882,923	$—	$1,286,234,919

Collateral for Securities Loaned (Liability)	$—	$(71,146,338)	$—	$(71,146,338)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—57.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—31.7%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	415,480	$425,040
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	1,605,546	1,705,158
6.000%, 07/01/28	339,862	382,280
Fannie Mae 30 Yr. Pool 3.500%, 07/01/42	1,251,415	1,292,316
3.500%, 08/01/42	762,468	786,600
4.000%, 06/01/47	1,991,362	2,141,173
4.500%, 02/01/40	535,751	583,402
5.000%, 09/01/35	1,194,773	1,316,168
6.000%, 12/01/39	407,247	462,747
Fannie Mae ARM Pool 1.662%, 1M LIBOR + 0.430%, 07/01/24 (a)	5,000,000	4,970,158
1.672%, 1M LIBOR + 0.440%, 09/01/24 (a)	3,000,000	2,980,653
1.692%, 1M LIBOR + 0.460%, 11/01/23 (a)	4,646,519	4,648,137
1.712%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,763,499	3,762,152
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	1,122,205	1,248,753
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,939,157	3,922,366
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	172,459	4,776
Fannie Mae Pool 2.330%, 11/01/22	17,810,000	17,889,576
2.360%, 05/01/23	8,941,201	8,975,572
2.420%, 05/01/23	5,570,316	5,608,346
2.450%, 11/01/22	3,000,000	3,038,538
2.450%, 09/01/28	5,127,433	4,961,325
2.480%, 10/01/28	9,036,855	8,700,889
2.520%, 05/01/23	25,000,000	25,284,234
2.530%, 05/01/23	4,035,365	4,085,021
2.540%, 05/01/23	5,000,000	5,063,450
2.600%, 09/01/28	1,010,000	988,099
2.640%, 04/01/23	1,866,732	1,902,737
2.640%, 05/01/23	2,233,596	2,273,307
2.690%, 10/01/23	2,000,000	2,036,141
2.700%, 05/01/23	5,000,000	5,104,578
2.720%, 03/01/23	3,054,522	3,125,072
2.730%, 07/01/28	3,000,000	2,945,027
2.740%, 06/01/23	2,839,446	2,904,369
2.810%, 09/01/31	1,573,778	1,562,296
2.890%, 05/01/27	1,957,226	1,943,431
2.920%, 12/01/24	1,000,000	1,022,186
2.970%, 06/01/30	2,750,000	2,748,180
2.980%, 09/01/36	1,596,175	1,575,024
2.990%, 01/01/25	1,235,944	1,268,936
3.000%, 01/01/43	4,519,175	4,546,348
3.050%, 04/01/22	3,285,276	3,387,611
3.110%, 12/01/24	1,500,000	1,551,596
3.200%, 11/01/20	10,103,845	10,409,715
3.235%, 10/01/26	1,426,410	1,477,836
3.240%, 12/01/26	1,500,000	1,548,125

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 3.260%, 12/01/26	987,921	1,021,828
3.290%, 08/01/26	2,000,000	2,073,596
3.340%, 02/01/27	1,500,000	1,575,125
3.380%, 12/01/23	2,000,000	2,100,179
3.430%, 10/01/23	11,625,076	12,227,566
3.440%, 11/01/21	3,850,264	4,023,452
3.450%, 01/01/24	990,189	1,043,863
3.490%, 09/01/23	3,887,283	4,100,169
3.500%, 08/01/26	410,864	422,033
3.500%, 02/01/33	4,900,585	5,118,038
3.500%, 05/01/33	5,079,025	5,304,126
3.500%, 12/01/42	5,876,436	6,080,113
3.500%, 03/01/43	7,181,675	7,439,533
3.500%, 05/01/43	23,682,907	24,533,937
3.500%, 06/01/43	5,786,224	5,993,987
3.500%, 07/01/43	3,431,158	3,554,513
3.500%, 08/01/43	7,902,130	8,186,357
3.550%, 02/01/30	1,500,000	1,573,242
3.560%, 03/01/24	7,135,277	7,570,021
3.563%, 01/01/21	10,334,237	10,776,027
3.630%, 10/01/29	1,441,262	1,521,967
3.670%, 07/01/23	2,500,000	2,669,084
3.725%, 06/01/18	1,495,327	1,504,314
3.730%, 07/01/22	5,645,655	5,946,922
3.760%, 10/01/23	1,441,129	1,538,202
3.760%, 11/01/23	1,100,000	1,172,839
3.770%, 12/01/20	2,222,625	2,329,087
3.817%, 05/01/22	7,764,736	8,183,534
3.970%, 07/01/21	4,571,536	4,850,783
4.000%, 10/01/32	1,636,668	1,740,270
4.000%, 12/01/40	468,292	497,564
4.000%, 07/01/42	2,867,126	3,041,451
4.260%, 12/01/19	2,641,113	2,764,212
4.330%, 04/01/20	3,713,872	3,900,270
4.770%, 06/01/19	3,277,310	3,419,019
5.855%, 10/01/17	198,249	198,007
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (c)	2,154,820	1,754,125
Zero Coupon, 10/25/43 (c)	1,066,923	868,811
Zero Coupon, 12/25/43 (c)	2,372,060	1,954,228
1.364%, 03/25/27 (a)	302,914	303,220
1.737%, 1M USD LIBOR + 0.500%, 05/25/35 (a)	2,073,250	2,073,466
1.737%, 1M LIBOR + 0.500%, 10/25/42 (a)	1,080,557	1,090,634
1.837%, 1M LIBOR + 0.600%, 10/25/43 (a)	2,501,205	2,525,409
1.837%, 1M LIBOR + 0.600%, 12/25/43 (a)	2,829,242	2,855,326
2.137%, 1M LIBOR + 0.900%, 03/25/38 (a)	370,733	378,518
2.237%, 1M LIBOR + 1.000%, 08/25/32 (a)	839,675	864,791
3.500%, 02/25/43	6,192,222	6,398,626
5.000%, 03/25/40	7,273,373	7,915,363

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO) 5.293%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (b)	5,205,025	$978,718
5.500%, 12/25/35	1,260,300	1,421,548
6.000%, 01/25/36	1,024,810	1,023,703
6.500%, 07/18/28	193,322	216,557
Fannie Mae-ACES (CMO) 2.207%, 01/25/22	10,000,000	10,007,764
2.280%, 12/27/22	9,391,000	9,358,870
2.488%, 05/25/26	1,600,000	1,559,608
2.569%, 12/25/26 (a)	4,800,000	4,671,637
2.614%, 10/25/21 (a)	2,000,000	2,033,549
2.723%, 10/25/24	2,000,000	2,016,955
3.061%, 05/25/27 (a)	3,090,000	3,136,143
3.103%, 07/25/24 (a)	1,394,000	1,434,635
3.303%, 04/25/29	2,736,000	2,777,532
3.346%, 03/25/24 (a)	2,500,000	2,618,276
3.501%, 01/25/24 (a)	2,500,000	2,636,926
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,383,287	1,445,772
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	4,072,513	4,304,868
4.000%, 05/01/43	842,287	895,049
4.000%, 06/01/43	579,620	614,156
4.000%, 08/01/43	6,668,160	7,079,906
5.000%, 08/01/39	1,034,081	1,144,744
Freddie Mac ARM Non-Gold Pool 3.461%, 12M USD LIBOR + 1.843%, 07/01/40 (a)	1,934,583	2,031,508
Freddie Mac Gold Pool 3.500%, 12/01/32	4,534,434	4,744,500
3.500%, 01/01/33	6,854,095	7,169,735
3.500%, 02/01/33	9,887,700	10,346,680
3.500%, 03/01/33	6,242,238	6,530,909
3.500%, 04/01/33	8,918,838	9,332,466
3.500%, 05/01/33	3,600,866	3,767,015
3.500%, 06/01/43	3,578,730	3,703,350
4.000%, 09/01/32	1,372,241	1,469,086
4.000%, 11/01/32	3,496,812	3,771,006
4.000%, 12/01/32	1,757,293	1,896,858
4.000%, 01/01/33	896,571	967,780
4.000%, 02/01/33	876,660	946,277
4.000%, 01/01/46	3,069,229	3,272,994
5.000%, 02/01/34	404,515	431,335
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.522%, 01/25/23	2,085,000	2,103,904
2.615%, 01/25/23	7,275,000	7,346,138
2.838%, 09/25/22	1,849,000	1,887,535
3.117%, 06/25/27	2,487,000	2,539,555
3.243%, 04/25/27	1,996,000	2,060,927
3.326%, 05/25/27	1,072,000	1,102,486
3.389%, 03/25/24	5,714,000	6,011,559
3.490%, 01/25/24	4,000,000	4,232,034

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO) 1.684%, 1M LIBOR + 0.450%, 08/15/42 (a)	5,425,108	5,495,042
1.914%, 1M LIBOR + 0.680%, 11/15/37 (a)	979,856	992,785
1.934%, 1M LIBOR + 0.700%, 03/15/24 (a)	518,177	520,856
2.584%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	643,203
3.000%, 02/15/26	1,915,000	1,977,300
3.500%, 08/15/39	2,843,981	2,951,156
3.500%, 06/15/48	6,011,785	6,197,061
5.000%, 08/15/35	1,650,000	1,814,821
5.136%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (b)	4,348,751	745,396
5.166%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (b)	2,612,360	261,050
5.750%, 06/15/35	6,703,796	7,554,606
6.000%, 07/15/35	5,210,514	5,714,987
6.000%, 03/15/36	2,985,436	3,462,862
6.500%, 05/15/28	414,394	462,019
6.500%, 03/15/37	856,182	967,189
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (c)	1,145,286	913,436
3.000%, 01/15/43	6,081,927	6,036,897
3.000%, 01/15/44	8,409,222	8,441,805
FREMF Mortgage Trust (CMO) 3.695%, 11/25/49 (144A) (a)	1,700,000	1,652,893
3.810%, 01/25/48 (144A) (a)	2,430,000	2,448,078
3.966%, 07/25/49 (144A) (a)	1,635,000	1,664,251
4.208%, 11/25/47 (144A) (a)	2,060,000	2,051,371
Ginnie Mae II ARM Pool 2.625%, 1Y CMT + 1.500%, 04/20/41 (a)	563,076	580,867
Ginnie Mae II Pool
4.371%, 06/20/63 (a)	8,705,225	9,112,097
4.452%, 05/20/63 (a)	13,755,915	14,363,215
4.459%, 05/20/63 (a)	9,782,772	10,198,812
4.484%, 04/20/63 (a)	4,559,479	4,774,125
Government National Mortgage Association (CMO) 1.531%, 1M USD LIBOR + 0.300%, 08/20/60 (a)	75,016	75,008
1.531%, 1M USD LIBOR + 0.300%, 11/20/62 (a)	136,381	136,358
1.571%, 1M USD LIBOR + 0.340%, 12/20/62 (a)	2,179,362	2,165,366
1.631%, 1M USD LIBOR + 0.400%, 02/20/62 (a)	4,388,636	4,388,869
1.641%, 1M USD LIBOR + 0.410%, 03/20/63 (a)	710,969	707,826
1.650%, 02/20/63	14,114,753	14,023,662
1.650%, 04/20/63	8,574,449	8,468,879
1.651%, 1M USD LIBOR + 0.420%, 02/20/63 (a)	1,619,258	1,610,974
1.681%, 1M USD LIBOR + 0.450%, 02/20/63 (a)	6,959,078	6,938,554

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 1.701%, 1M USD LIBOR + 0.470%, 03/20/63 (a)	3,538,688	$3,530,653
1.701%, 1M USD LIBOR + 0.470%, 07/20/64 (a)	3,969,988	3,960,407
1.701%, 1M USD LIBOR + 0.470%, 09/20/64 (a)	1,647,810	1,642,898
1.711%, 1M USD LIBOR + 0.480%, 04/20/63 (a)	8,070,928	8,054,536
1.731%, 1M USD LIBOR + 0.500%, 01/20/63 (a)	2,083,128	2,085,949
1.731%, 1M USD LIBOR + 0.500%, 04/20/63 (a)	6,064,787	6,054,989
1.731%, 1M USD LIBOR + 0.500%, 06/20/64 (a)	5,117,533	5,108,486
1.731%, 1M USD LIBOR + 0.500%, 07/20/64 (a)	2,338,698	2,334,616
1.736%, 1M LIBOR + 0.500%, 09/20/37 (a)	277,627	278,898
1.781%, 1M USD LIBOR + 0.550%, 04/20/62 (a)	572,373	573,640
1.831%, 1M USD LIBOR + 0.600%, 04/20/64 (a)	12,889,016	12,921,106
1.831%, 1M USD LIBOR + 0.600%, 05/20/64 (a)	9,089,083	9,115,041
1.881%, 1M USD LIBOR + 0.650%, 07/20/63 (a)	5,787,018	5,808,067
1.881%, 1M USD LIBOR + 0.650%, 01/20/64 (a)	1,364,060	1,369,189
1.881%, 1M USD LIBOR + 0.650%, 02/20/64 (a)	4,790,855	4,808,532
1.881%, 1M USD LIBOR + 0.650%, 03/20/64 (a)	1,663,032	1,671,067
1.921%, 1M USD LIBOR + 0.690%, 02/20/64 (a)	1,988,412	2,001,907
1.931%, 1M USD LIBOR + 0.700%, 09/20/63 (a)	4,005,661	4,025,697
1.981%, 1M USD LIBOR + 0.750%, 09/20/63 (a)	4,053,751	4,080,574
2.231%, 1M USD LIBOR + 1.000%, 12/20/66 (a)	1,625,678	1,656,253
4.488%, 04/20/43 (a)	2,104,841	2,212,739
4.500%, 01/16/25	1,068,733	1,174,413
4.734%, 11/20/42 (a)	8,464,124	9,153,980
5.000%, 12/20/33	1,565,703	1,720,504
5.000%, 09/20/38	3,338,443	3,416,666
5.000%, 06/16/39	583,677	622,465
5.000%, 07/20/39	3,124,912	3,449,789
5.000%, 10/20/39	3,354,222	3,770,356
5.220%, 06/20/40 (a)	3,889,634	4,268,956
5.500%, 02/20/33	67,997	69,410
5.500%, 07/16/33 (b)	1,124,573	227,019

		758,262,222

Federal Agencies—2.1%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	43,119,000	41,041,751
Tennessee Valley Authority 1.750%, 10/15/18	850,000	852,852
5.250%, 09/15/39 (d)	600,000	786,801
5.880%, 04/01/36	1,000,000	1,381,588
6.235%, 07/15/45	4,250,000	4,711,563
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	618,686
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	805,330
Zero Coupon, 06/15/35	750,000	413,154

		50,611,725

U.S. Treasury—23.5%
U.S. Treasury Bonds 2.750%, 08/15/42	3,300,000	3,260,039
2.750%, 11/15/42	1,250,000	1,233,789
2.875%, 05/15/43	4,000,000	4,031,875
3.125%, 11/15/41	3,480,000	3,681,867
3.125%, 02/15/43	3,700,000	3,904,223
3.500%, 02/15/39	1,450,000	1,637,254
3.625%, 08/15/43	4,400,000	5,049,344
3.875%, 08/15/40	4,230,000	5,029,734
4.250%, 05/15/39	200,000	250,195
4.250%, 11/15/40	2,000,000	2,509,531
4.375%, 02/15/38	18,100,000	23,001,141
4.375%, 11/15/39	25,650,000	32,637,621
4.375%, 05/15/40	4,200,000	5,354,180
4.375%, 05/15/41	1,200,000	1,535,016
4.500%, 05/15/38	1,000,000	1,291,563
4.500%, 08/15/39	6,000,000	7,757,578
5.250%, 11/15/28	7,000,000	8,982,148
5.250%, 02/15/29 (d)	3,500,000	4,507,754
5.500%, 08/15/28	15,000,000	19,545,703
6.000%, 02/15/26	12,525,000	16,132,787
6.125%, 08/15/29	5,000,000	6,940,039
U.S. Treasury Coupon Strips Zero Coupon, 02/15/20	2,075,000	2,001,390
Zero Coupon, 08/15/20 (d)	2,360,000	2,252,934
Zero Coupon, 02/15/21 (d)	25,050,000	23,641,448
Zero Coupon, 05/15/21	16,285,000	15,286,251
Zero Coupon, 08/15/21 (d)	3,095,000	2,887,572
Zero Coupon, 11/15/21 (d)	14,940,000	13,850,861
Zero Coupon, 02/15/22	3,975,000	3,657,769
Zero Coupon, 05/15/22 (d)	14,560,000	13,312,181
Zero Coupon, 08/15/22 (d)	6,000,000	5,447,570
Zero Coupon, 11/15/22 (d)	6,250,000	5,632,699
Zero Coupon, 02/15/23 (d)	18,035,000	16,139,213
Zero Coupon, 05/15/23 (d)	57,400,000	51,018,156
Zero Coupon, 08/15/23	2,765,000	2,440,267
Zero Coupon, 11/15/23 (d)	2,300,000	2,015,891
Zero Coupon, 02/15/24	4,900,000	4,263,950
Zero Coupon, 08/15/24	2,500,000	2,145,987
Zero Coupon, 11/15/24	1,500,000	1,277,921
Zero Coupon, 02/15/25	2,000,000	1,692,065

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips Zero Coupon, 05/15/25 (d)	5,500,000	$4,622,288
Zero Coupon, 08/15/25	648,000	540,471
Zero Coupon, 11/15/26	366,129	294,351
Zero Coupon, 08/15/27	400,000	314,808
Zero Coupon, 11/15/27	570,000	445,565
Zero Coupon, 05/15/28 (d)	3,030,000	2,333,702
Zero Coupon, 08/15/28 (d)	1,750,000	1,338,605
Zero Coupon, 05/15/29	1,000,000	746,778
Zero Coupon, 08/15/29 (d)	800,000	593,255
Zero Coupon, 11/15/29	1,000,000	735,236
Zero Coupon, 02/15/30 (d)	8,300,000	6,057,461
Zero Coupon, 05/15/30	700,000	507,189
Zero Coupon, 08/15/30	3,925,000	2,815,281
Zero Coupon, 11/15/30	4,400,000	3,130,893
Zero Coupon, 02/15/31 (d)	2,800,000	1,978,014
Zero Coupon, 05/15/31	10,500,000	7,352,599
Zero Coupon, 08/15/31	7,800,000	5,421,870
Zero Coupon, 11/15/31	3,000,000	2,068,796
Zero Coupon, 02/15/32	12,900,000	8,820,889
Zero Coupon, 05/15/32	12,800,000	8,686,913
Zero Coupon, 08/15/32	6,900,000	4,641,036
Zero Coupon, 08/15/33	400,000	260,880
Zero Coupon, 11/15/33	13,000,000	8,411,625
Zero Coupon, 02/15/34	4,400,000	2,823,063
Zero Coupon, 05/15/34	19,000,000	12,092,735
Zero Coupon, 08/15/34	5,000,000	3,158,273
Zero Coupon, 05/15/35	4,000,000	2,465,129
U.S. Treasury Inflation Indexed Bonds 1.750%, 01/15/28 (e)	584,240	654,037
2.375%, 01/15/25 (e)	20	23
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (e)	1,622,325	1,627,406
U.S. Treasury Notes 1.750%, 01/31/23	7,100,000	7,013,469
1.750%, 05/15/23	2,500,000	2,463,574
2.000%, 11/30/20	7,000,000	7,070,820
2.000%, 08/15/25	4,000,000	3,931,563
2.125%, 01/31/21	2,000,000	2,027,813
2.125%, 08/15/21	21,000,000	21,268,242
2.125%, 05/15/25	12,000,000	11,922,187
2.250%, 11/15/25	1,000,000	999,961
2.250%, 02/15/27	2,000,000	1,987,891
2.500%, 08/15/23	2,300,000	2,359,297
2.625%, 11/15/20	22,500,000	23,161,816
2.750%, 02/15/24	2,300,000	2,388,766
3.125%, 05/15/21 (d)	27,000,000	28,315,195
3.625%, 02/15/21	25,000,000	26,583,985

		563,671,256

Total U.S. Treasury & Government Agencies (Cost $1,362,178,514)		1,372,545,203

Corporate Bonds & Notes—28.3%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.4%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	249,000	251,480
Airbus SE 3.150%, 04/10/27 (144A)	409,000	415,776
3.950%, 04/10/47 (144A)	150,000	155,432
BAE Systems Holdings, Inc. 4.750%, 10/07/44 (144A)	338,000	368,188
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,078,278
Carlyle Global Market Strategies CLO, Ltd. 1.000%, 07/15/19 (f) (g) (h)	178,168	176,387
Harris Corp. 3.832%, 04/27/25	600,000	622,323
4.854%, 04/27/35	500,000	550,849
L3 Technologies, Inc. 3.850%, 12/15/26	187,000	194,018
Lockheed Martin Corp. 3.100%, 01/15/23	193,000	198,786
4.090%, 09/15/52 (144A)	287,000	286,997
4.500%, 05/15/36	450,000	491,940
Northrop Grumman Corp. 1.750%, 06/01/18 (d)	418,000	418,504
3.200%, 02/01/27	179,000	180,113
3.850%, 04/15/45	182,000	177,178
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	493,481
Rockwell Collins, Inc. 3.200%, 03/15/24	251,000	255,644
4.350%, 04/15/47	133,000	137,762
United Technologies Corp. 7.500%, 09/15/29	1,568,000	2,178,535

		8,631,671

Agriculture—0.1%
BAT Capital Corp. 4.390%, 08/15/37 (144A)	68,000	69,782
Bunge, Ltd. Finance Corp. 3.750%, 09/25/27	706,000	704,847
Reynolds American, Inc. 7.000%, 08/04/41	570,000	736,775

		1,511,404

Airlines—0.2%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	323,231	343,640
American Airlines Pass-Through Trust 3.000%, 10/15/28	1,403,000	1,392,477
3.350%, 10/15/29	409,000	414,113
3.600%, 10/15/29	250,000	253,750
3.650%, 06/15/28	152,918	155,105
3.650%, 02/15/29	444,000	456,654
4.950%, 01/15/23	941,759	1,008,934

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines Pass-Through Trust 3.450%, 07/07/28 (d)	464,000	$470,380
4.300%, 08/15/25	455,141	483,382

		4,978,435

Auto Manufacturers—0.9%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	700,000	700,087
2.300%, 09/09/26	236,000	223,240
2.900%, 02/16/24 (d)	450,000	455,126
BMW U.S. Capital LLC 2.250%, 09/15/23 (144A)	540,000	527,044
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	328,000	328,297
2.000%, 08/03/18 (144A)	300,000	300,811
2.300%, 01/06/20 (144A)	1,600,000	1,606,640
2.375%, 08/01/18 (144A)	378,000	380,066
2.875%, 03/10/21 (144A)	500,000	507,460
Ford Motor Co. 7.450%, 07/16/31	1,800,000	2,331,176
Ford Motor Credit Co. LLC 2.021%, 05/03/19	678,000	677,601
2.145%, 01/09/18	309,000	309,386
3.336%, 03/18/21	950,000	971,577
3.339%, 03/28/22	1,753,000	1,781,373
3.810%, 01/09/24	655,000	668,007
4.134%, 08/04/25	200,000	205,451
General Motors Co. 5.150%, 04/01/38	400,000	410,116
6.600%, 04/01/36	1,104,000	1,311,450
General Motors Financial Co., Inc. 3.450%, 01/14/22	700,000	714,966
3.450%, 04/10/22	682,000	693,206
3.700%, 05/09/23	683,000	696,032
3.950%, 04/13/24	1,200,000	1,229,045
4.000%, 01/15/25	200,000	203,973
4.000%, 10/06/26	910,000	911,645
4.300%, 07/13/25	1,360,000	1,404,183
4.350%, 01/17/27 (d)	437,000	449,061
Hyundai Capital America 2.400%, 10/30/18 (144A)	239,000	239,867
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	789,000	790,250
1.900%, 09/14/21 (144A)	98,000	96,025
2.650%, 09/26/18 (144A)	300,000	302,809
Toyota Motor Credit Corp. 1.375%, 01/10/18	700,000	699,881
1.450%, 01/12/18	206,000	206,047

		22,331,898

Auto Parts & Equipment—0.0%
Lear Corp. 3.800%, 09/15/27	206,000	205,218

Banks—7.1%
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	1,160,000	1,168,257
4.750%, 07/28/25 (144A)	500,000	530,845
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A)	1,300,000	1,314,367
2.850%, 08/06/20 (144A)	250,000	254,481
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	208,118
Bank of America Corp. 2.000%, 01/11/18	2,740,000	2,743,026
2.250%, 04/21/20	312,000	312,695
2.503%, 10/21/22	120,000	118,870
2.600%, 01/15/19 (d)	1,225,000	1,234,901
2.625%, 10/19/20	485,000	490,184
2.650%, 04/01/19	660,000	665,940
3.300%, 01/11/23	5,118,000	5,243,143
3.705%, 3M USD LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,539,438
4.000%, 01/22/25	1,071,000	1,108,261
4.125%, 01/22/24	1,780,000	1,893,679
4.250%, 10/22/26	520,000	544,016
5.000%, 05/13/21	210,000	228,500
5.625%, 07/01/20	1,000,000	1,089,141
6.500%, 07/15/18	997,000	1,033,314
Bank of Montreal 2.375%, 01/25/19	575,000	579,344
2.550%, 11/06/22	500,000	500,595
Bank of New York Mellon Corp. (The) 2.200%, 05/15/19	354,000	356,065
3.250%, 09/11/24	1,200,000	1,226,894
4.150%, 02/01/21	670,000	710,809
5.450%, 05/15/19	278,000	293,732
Bank of Nova Scotia (The) 1.450%, 04/25/18	300,000	299,899
1.850%, 04/14/20	700,000	697,246
1.875%, 09/20/21 (144A)	300,000	294,240
2.800%, 07/21/21	500,000	509,308
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.700%, 09/09/18 (144A)	1,000,000	1,008,290
4.100%, 09/09/23 (144A)	1,114,000	1,187,829
Barclays Bank plc 4.375%, 01/12/26	599,000	625,412
Barclays plc 3.650%, 03/16/25	254,000	254,532
3.684%, 01/10/23	386,000	395,871
4.836%, 05/09/28	275,000	284,881
BB&T Corp. 2.450%, 01/15/20	833,000	841,846
6.850%, 04/30/19	525,000	564,474
BNZ International Funding, Ltd. 2.650%, 11/03/22 (144A)	842,000	838,295
2.900%, 02/21/22 (144A)	300,000	302,131
BPCE S.A. 1.625%, 01/26/18	1,200,000	1,199,720
3.375%, 12/02/26 (d)	700,000	713,380
4.625%, 07/11/24 (144A)	400,000	418,115

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	850,000	$845,131
2.100%, 10/05/20	200,000	199,953
Capital One Financial Corp. 2.450%, 04/24/19	176,000	177,078
3.200%, 02/05/25	236,000	235,862
3.750%, 04/24/24	671,000	692,933
3.750%, 07/28/26	860,000	851,683
4.200%, 10/29/25	650,000	667,942
Capital One N.A. 1.500%, 03/22/18	500,000	499,684
2.400%, 09/05/19	300,000	301,348
Citigroup, Inc. 1.750%, 05/01/18	776,000	776,231
2.350%, 08/02/21	192,000	190,624
2.400%, 02/18/20	450,000	453,353
2.500%, 09/26/18	441,000	443,934
2.750%, 04/25/22 (d)	1,900,000	1,909,135
2.900%, 12/08/21	600,000	607,392
3.200%, 10/21/26	485,000	477,339
3.400%, 05/01/26	825,000	826,782
3.668%, 3M USD LIBOR + 1.390%, 07/24/28 (a)	700,000	706,856
3.700%, 01/12/26	250,000	256,317
3.875%, 03/26/25	1,300,000	1,330,139
4.125%, 07/25/28	117,000	120,386
4.300%, 11/20/26	1,500,000	1,562,367
4.400%, 06/10/25	566,000	595,857
4.750%, 05/18/46	800,000	870,866
5.500%, 09/13/25	692,000	776,675
Citizens Financial Group, Inc. 2.375%, 07/28/21	110,000	109,303
4.300%, 12/03/25	193,000	202,031
Comerica, Inc. 3.800%, 07/22/26	1,116,000	1,130,365
Commonwealth Bank of Australia 2.000%, 09/06/21 (144A)	500,000	491,447
4.500%, 12/09/25 (144A)	352,000	368,279
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	742,086
4.375%, 08/04/25	250,000	262,524
4.625%, 12/01/23	872,000	937,038
Credit Agricole S.A.
4.125%, 01/10/27 (144A) (d)	677,000	707,600
4.375%, 03/17/25 (144A)	295,000	306,674
Credit Suisse AG 1.700%, 04/27/18	279,000	279,220
2.300%, 05/28/19	250,000	251,631
3.000%, 10/29/21	1,379,000	1,415,820
3.625%, 09/09/24	250,000	259,608
5.300%, 08/13/19	300,000	317,791
Credit Suisse Group AG 3.574%, 01/09/23 (144A)	250,000	256,014
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	970,000	988,064
4.550%, 04/17/26	433,000	464,177

Banks—(Continued)
Danske Bank A/S 2.000%, 09/08/21 (144A)	366,000	360,436
2.700%, 03/02/22 (144A)	372,000	374,037
Deutsche Bank AG 3.125%, 01/13/21	77,000	77,812
3.700%, 05/30/24	667,000	676,623
4.250%, 10/14/21	900,000	942,800
4.296%, 5Y USD Swap + 2.248%, 05/24/28 (a)	400,000	396,635
Discover Bank 4.200%, 08/08/23	914,000	969,868
4.250%, 03/13/26	1,229,000	1,271,543
Fifth Third Bancorp 8.250%, 03/01/38	500,000	760,190
Fifth Third Bank 2.375%, 04/25/19	650,000	655,381
Goldman Sachs Group, Inc. (The) 2.600%, 04/23/20	714,000	720,437
3.272%, 09/29/25 (a)	1,209,000	1,210,575
3.500%, 01/23/25	392,000	397,704
3.500%, 11/16/26	600,000	601,626
3.625%, 01/22/23	1,300,000	1,346,944
3.691%, 3M USD LIBOR + 1.510%, 06/05/28 (a)	1,674,000	1,687,028
3.750%, 05/22/25	1,859,000	1,911,306
3.850%, 01/26/27	2,090,000	2,135,279
5.375%, 03/15/20	3,126,000	3,358,166
5.750%, 01/24/22	1,000,000	1,120,802
5.950%, 01/18/18	1,600,000	1,620,285
7.500%, 02/15/19	3,000,000	3,222,027
HSBC Bank plc 1.500%, 05/15/18 (144A)	821,000	820,307
4.750%, 01/19/21 (144A)	1,600,000	1,721,411
HSBC Holdings plc 2.650%, 01/05/22	2,940,000	2,950,806
3.600%, 05/25/23	550,000	572,357
3.900%, 05/25/26 (d)	200,000	209,318
4.041%, 3M USD LIBOR + 1.546%, 03/13/28 (a)	240,000	250,579
4.250%, 08/18/25	300,000	310,901
4.375%, 11/23/26	1,006,000	1,048,727
HSBC USA, Inc. 1.625%, 01/16/18	500,000	500,187
Huntington Bancshares, Inc. 2.300%, 01/14/22	813,000	805,222
Industrial & Commercial Bank of China, Ltd. 2.351%, 11/13/17	626,000	626,320
2.452%, 10/20/21	750,000	740,136
ING Bank NV 1.650%, 08/15/19 (144A)	300,000	297,542
2.000%, 11/26/18 (144A)	284,000	284,155
5.800%, 09/25/23 (144A)	716,000	817,488
ING Groep NV 3.950%, 03/29/27 (d)	217,000	226,121
Intesa Sanpaolo S.p.A. 3.875%, 07/14/27 (144A)	562,000	564,269

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
KeyCorp 5.100%, 03/24/21 (d)	896,000	$976,511
Lloyds Banking Group plc 3.000%, 01/11/22	300,000	302,484
3.750%, 01/11/27	973,000	989,968
4.582%, 12/10/25	400,000	420,305
Macquarie Bank, Ltd. 1.600%, 10/27/17 (144A)	1,220,000	1,220,165
2.600%, 06/24/19 (144A)	979,000	986,639
2.850%, 07/29/20 (144A)	250,000	253,351
4.000%, 07/29/25 (144A)	250,000	262,398
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,572,000	1,698,139
Manufacturers & Traders Trust Co. 6.625%, 12/04/17	970,000	978,323
Mitsubishi UFJ Financial Group, Inc. 2.527%, 09/13/23	250,000	246,043
Mizuho Bank, Ltd. 1.800%, 03/26/18 (144A)	484,000	484,479
3.600%, 09/25/24 (144A)	950,000	985,765
Morgan Stanley 1.875%, 01/05/18	517,000	517,508
2.750%, 05/19/22	250,000	251,383
3.591%, 3M USD LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,070,975
3.625%, 01/20/27	700,000	709,509
3.700%, 10/23/24	500,000	517,987
3.875%, 04/29/24	700,000	732,558
5.000%, 11/24/25	1,269,000	1,390,792
5.500%, 01/26/20	1,430,000	1,535,689
5.500%, 07/28/21	807,000	895,151
5.625%, 09/23/19	3,030,000	3,236,356
5.750%, 01/25/21	2,500,000	2,760,413
6.625%, 04/01/18	1,757,000	1,799,941
National Australia Bank, Ltd. 2.400%, 12/09/19 (144A)	400,000	403,004
Nordea Bank AB 1.625%, 05/15/18 (144A)	1,400,000	1,400,331
4.875%, 01/27/20 (144A)	500,000	531,561
Northern Trust Corp. 3.375%, 08/23/21	300,000	311,478
3.375%, 3M USD LIBOR + 1.131%, 05/08/32 (a)	251,000	251,092
PNC Financial Services Group, Inc. (The) 4.375%, 08/11/20	650,000	691,398
5.125%, 02/08/20	800,000	856,080
6.700%, 06/10/19	650,000	701,231
Regions Financial Corp. 3.200%, 02/08/21	268,000	273,875
Royal Bank of Canada 1.875%, 02/05/20	2,000,000	1,995,499
2.000%, 10/01/18	1,819,000	1,824,671
2.000%, 12/10/18	69,000	69,197
2.200%, 07/27/18	153,000	153,789
4.650%, 01/27/26	495,000	529,991

Banks—(Continued)
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	1,200,000	1,253,520
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	402,000	402,195
Societe Generale S.A. 4.250%, 04/14/25 (144A)	500,000	512,436
Stadshypotek AB 1.875%, 10/02/19 (144A)	1,500,000	1,494,882
Standard Chartered plc 5.200%, 01/26/24 (144A)	1,000,000	1,076,290
State Street Corp. 3.100%, 05/15/23	407,000	414,101
3.700%, 11/20/23	1,608,000	1,716,443
Sumitomo Mitsui Financial Group, Inc. 2.442%, 10/19/21	318,000	316,413
2.784%, 07/12/22 (d)	800,000	803,098
2.846%, 01/11/22	900,000	908,396
3.010%, 10/19/26	212,000	207,105
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 10/18/19 (144A)	1,000,000	998,432
SunTrust Banks, Inc. 2.750%, 05/01/23	2,000,000	1,990,793
Toronto-Dominion Bank (The) 1.750%, 07/23/18	300,000	300,218
2.250%, 11/05/19 (d)	255,000	256,956
2.500%, 12/14/20	500,000	505,923
3.625%, 5Y USD Swap + 2.205%, 09/15/31 (a)	433,000	431,155
U.S. Bancorp 2.375%, 07/22/26	1,570,000	1,492,102
3.150%, 04/27/27	500,000	502,918
U.S. Bank N.A. 2.125%, 10/28/19	350,000	352,436
UBS Group Funding Switzerland AG 2.859%, 08/15/23 (144A) (a)	276,000	275,101
3.491%, 05/23/23 (144A)	762,000	780,175
4.125%, 09/24/25 (144A)	300,000	315,573
Wachovia Corp. 5.750%, 02/01/18	500,000	506,907
Wells Fargo & Co. 2.500%, 03/04/21	179,000	180,228
3.300%, 09/09/24	770,000	782,680
3.500%, 03/08/22 (d)	1,900,000	1,973,405
4.100%, 06/03/26	1,291,000	1,342,020
4.600%, 04/01/21	3,470,000	3,726,955
4.650%, 11/04/44	595,000	636,619
4.750%, 12/07/46	383,000	420,482
5.375%, 11/02/43	1,005,000	1,181,719
Wells Fargo Bank N.A. 6.000%, 11/15/17	2,491,000	2,504,202
Westpac Banking Corp. 1.375%, 05/30/18 (144A)	2,000,000	1,997,424
3.350%, 03/08/27 (d)	600,000	610,187
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	450,000	462,334

		170,100,825

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/19	310,000	$310,801
3.300%, 02/01/23	3,722,000	3,858,874
3.650%, 02/01/26	492,000	508,980
3.700%, 02/01/24	508,000	533,297
4.700%, 02/01/36	1,500,000	1,653,800
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	777,835
Coca-Cola Femsa S.A.B. de C.V. 3.875%, 11/26/23	350,000	369,692
Constellation Brands, Inc. 4.250%, 05/01/23	100,000	107,189
Dr Pepper Snapple Group, Inc. 3.430%, 06/15/27 (144A)	175,000	175,905
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	1,397,863
Molson Coors Brewing Co. 3.000%, 07/15/26	375,000	364,704
PepsiCo, Inc. 3.450%, 10/06/46	800,000	759,038

		10,817,978

Biotechnology—0.3%
Amgen, Inc. 3.625%, 05/15/22	100,000	104,435
3.625%, 05/22/24 (d)	873,000	910,409
4.563%, 06/15/48	2,696,000	2,923,997
5.700%, 02/01/19	100,000	105,041
Baxalta, Inc. 5.250%, 06/23/45	89,000	102,571
Biogen, Inc. 5.200%, 09/15/45	133,000	153,700
Celgene Corp. 3.250%, 08/15/22	490,000	505,701
3.625%, 05/15/24	591,000	615,695
3.950%, 10/15/20	500,000	526,864
5.700%, 10/15/40	165,000	195,743
Gilead Sciences, Inc.
2.500%, 09/01/23	79,000	78,203
3.250%, 09/01/22	630,000	650,698
3.500%, 02/01/25	115,000	119,762
3.650%, 03/01/26	115,000	119,986
3.700%, 04/01/24	704,000	743,518
4.000%, 09/01/36	201,000	207,045

		8,063,368

Building Materials—0.1%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	214,973
Johnson Controls International plc 3.625%, 07/02/24	277,000	286,971
4.950%, 07/02/64	737,000	787,248
5.000%, 03/30/20	635,000	676,221

Building Materials—(Continued)
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	495,498

		2,460,911

Chemicals—0.5%
Agrium, Inc. 3.375%, 03/15/25	87,000	87,530
4.125%, 03/15/35	620,000	629,892
5.250%, 01/15/45 (d)	712,000	815,911
Air Liquide Finance S.A. 2.250%, 09/27/23 (144A) (d)	350,000	337,551
CF Industries, Inc. 4.500%, 12/01/26 (144A)	617,000	645,571
7.125%, 05/01/20	1,000,000	1,110,000
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 3.400%, 12/01/26 (144A)	339,000	345,345
Dow Chemical Co. (The) 3.000%, 11/15/22	106,000	107,958
4.125%, 11/15/21	106,000	112,308
4.250%, 10/01/34	1,000,000	1,032,789
8.850%, 09/15/21	640,000	775,712
E.I. du Pont de Nemours & Co. 4.150%, 02/15/43	107,000	108,270
Monsanto Co. 4.700%, 07/15/64	100,000	101,123
Mosaic Co. (The) 4.250%, 11/15/23	1,980,000	2,056,133
5.450%, 11/15/33 (d)	1,163,000	1,202,028
Potash Corp. of Saskatchewan, Inc. 3.000%, 04/01/25 (d)	440,000	430,137
3.250%, 12/01/17	100,000	100,244
Praxair, Inc. 1.250%, 11/07/18	900,000	896,534
2.650%, 02/05/25	261,000	256,120
Rohm & Haas Co. 7.850%, 07/15/29	418,000	573,588
Sherwin-Williams Co. (The) 3.125%, 06/01/24	247,000	248,241
3.450%, 06/01/27	204,000	205,419

		12,178,404

Commercial Services—0.3%
Ecolab, Inc. 2.250%, 01/12/20	297,000	298,991
3.250%, 01/14/23	700,000	720,989
Equifax, Inc. 2.300%, 06/01/21	211,000	206,142
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	960,423
4.500%, 08/16/21 (144A)	1,740,000	1,857,290
7.000%, 10/15/37 (144A)	500,000	657,672
President & Fellows of Harvard College 3.300%, 07/15/56	714,000	683,515

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Western Union Co. (The) 3.600%, 03/15/22	995,000	$1,010,189
6.200%, 06/21/40	200,000	211,782

		6,606,993

Computers—0.5%
Apple, Inc. 2.150%, 02/09/22 (d)	540,000	539,101
2.400%, 05/03/23	1,679,000	1,675,814
2.450%, 08/04/26	519,000	500,760
2.850%, 05/11/24	409,000	413,967
2.900%, 09/12/27	1,680,000	1,667,563
3.000%, 02/09/24	1,347,000	1,380,337
3.000%, 06/20/27	675,000	674,595
3.200%, 05/11/27	514,000	523,311
3.350%, 02/09/27	363,000	373,740
3.450%, 02/09/45	625,000	592,294
3.750%, 09/12/47	1,200,000	1,183,792
3.850%, 08/04/46	362,000	365,926
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A) (d)	1,477,000	1,640,282
DXC Technology Co. 4.250%, 04/15/24	310,000	326,157
HP Enterprise Services LLC 7.450%, 10/15/29	700,000	853,172
International Business Machines Corp. 6.500%, 01/15/28	300,000	384,510

		13,095,321

Cosmetics/Personal Care—0.0%
Procter & Gamble Co. (The) 2.850%, 08/11/27	750,000	746,989

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	204,686

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 05/26/22	468,000	479,218
3.650%, 07/21/27 (d)	791,000	784,917
AIG Global Funding 1.650%, 12/15/17 (144A) (d)	314,000	314,160
Air Lease Corp. 2.125%, 01/15/20	798,000	796,741
3.000%, 09/15/23	484,000	482,827
3.625%, 04/01/27	100,000	100,068
3.875%, 04/01/21 (d)	300,000	313,325
American Express Credit Corp. 2.125%, 03/18/19 (d)	116,000	116,631
2.250%, 08/15/19	500,000	504,152
2.375%, 05/26/20	500,000	505,132
2.600%, 09/14/20	115,000	116,750

Diversified Financial Services—(Continued)
Ameriprise Financial, Inc. 2.875%, 09/15/26	635,000	619,642
Blackstone Holdings Finance Co. LLC 6.625%, 08/15/19 (144A)	1,200,000	1,300,543
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A) (d)	480,000	475,787
Brookfield Finance, Inc. 4.700%, 09/20/47	208,000	209,497
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	608,900
8.800%, 07/15/19	300,000	334,307
CDP Financial, Inc. 4.400%, 11/25/19 (144A)	600,000	631,690
CME Group, Inc. 3.000%, 03/15/25	440,000	446,124
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	439,000	443,996
E*TRADE Financial Corp. 3.800%, 08/24/27	177,000	179,117
GE Capital International Funding Co. 2.342%, 11/15/20	6,696,000	6,766,487
4.418%, 11/15/35	3,526,000	3,834,164
International Lease Finance Corp. 5.875%, 08/15/22	298,000	333,678
8.625%, 01/15/22	850,000	1,041,712
Invesco Finance plc 4.000%, 01/30/24	500,000	530,667
Jefferies Group LLC 4.850%, 01/15/27	130,000	136,453
5.125%, 01/20/23	300,000	327,684
6.875%, 04/15/21	475,000	536,783
Legg Mason, Inc. 3.950%, 07/15/24 (d)	700,000	717,256
National Rural Utilities Cooperative Finance Corp. 2.950%, 02/07/24	210,000	211,975
ORIX Corp. 2.900%, 07/18/22	362,000	363,374
Private Export Funding Corp. 2.800%, 05/15/22	1,000,000	1,035,592
3.550%, 01/15/24	7,383,000	7,911,985
Protective Life Global Funding 1.999%, 09/14/21 (144A)	750,000	730,882
Synchrony Financial 3.700%, 08/04/26	981,000	960,781
TD Ameritrade Holding Corp. 2.950%, 04/01/22	295,000	301,068

		35,504,065

Electric—2.0%
Alabama Power Co. 3.550%, 12/01/23	461,000	481,410
4.150%, 08/15/44	218,000	229,721
Arizona Public Service Co. 2.200%, 01/15/20	142,000	142,549
3.350%, 06/15/24	696,000	712,874
4.500%, 04/01/42	200,000	219,674

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Baltimore Gas & Electric Co. 3.750%, 08/15/47	350,000	$348,483
5.200%, 06/15/33	1,510,000	1,711,281
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	364,000	367,369
3.750%, 11/15/23 (d)	1,736,000	1,829,427
6.125%, 04/01/36	333,000	427,443
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	945,473
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	975,155
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	1,118,000	1,122,958
CMS Energy Corp. 3.875%, 03/01/24	170,000	178,402
8.750%, 06/15/19	885,000	981,928
Commonwealth Edison Co. 3.650%, 06/15/46	162,000	159,401
Consolidated Edison Co. of New York, Inc. 3.875%, 06/15/47	700,000	718,232
Consumers Energy Co. 4.350%, 08/31/64	191,000	201,931
5.650%, 04/15/20	200,000	217,666
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	524,721
Dominion Energy, Inc. 2.750%, 01/15/22	232,000	234,158
2.850%, 08/15/26 (d)	183,000	176,162
DTE Electric Co.
3.900%, 06/01/21	1,000,000	1,054,643
5.700%, 10/01/37	300,000	375,236
DTE Energy Co. 3.500%, 06/01/24	449,000	457,787
3.850%, 12/01/23	225,000	235,719
Duke Energy Carolinas LLC 4.300%, 06/15/20	619,000	656,120
6.000%, 01/15/38	600,000	785,829
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	348,719
Duke Energy Ohio, Inc. 3.800%, 09/01/23 (d)	815,000	869,743
Duke Energy Progress LLC 3.700%, 10/15/46	377,000	373,199
4.100%, 03/15/43	200,000	209,781
4.375%, 03/30/44	247,000	269,197
5.300%, 01/15/19	200,000	209,377
5.700%, 04/01/35	360,000	441,717
Enel Finance International NV 3.625%, 05/25/27 (144A)	480,000	480,976
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	781,512
Entergy Corp. 2.950%, 09/01/26	194,000	187,611

Electric—(Continued)
Entergy Louisiana LLC 2.400%, 10/01/26	414,000	393,534
3.050%, 06/01/31	195,000	188,597
Entergy Mississippi, Inc. 2.850%, 06/01/28	170,000	164,050
Exelon Corp. 3.497%, 06/01/22	600,000	618,056
Exelon Generation Co. LLC 2.950%, 01/15/20	300,000	305,307
3.400%, 03/15/22	243,000	248,899
4.000%, 10/01/20	100,000	104,520
6.250%, 10/01/39	160,000	176,211
FirstEnergy Corp. 4.850%, 07/15/47	289,000	303,290
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,559,469
Fortis, Inc. 3.055%, 10/04/26	1,500,000	1,447,645
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	337,662
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	236,526
Kansas City Power & Light Co. 3.150%, 03/15/23	604,000	613,599
5.300%, 10/01/41	315,000	368,828
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	408,341
MidAmerican Energy Co. 3.700%, 09/15/23	1,100,000	1,161,302
Nevada Power Co. 5.375%, 09/15/40	223,000	263,465
6.650%, 04/01/36	360,000	487,033
7.125%, 03/15/19 (d)	200,000	214,794
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	438,205
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	424,683
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	314,653
Northern States Power Co. 6.250%, 06/01/36	200,000	264,085
6.500%, 03/01/28	628,000	775,324
Ohio Power Co. 5.375%, 10/01/21	305,000	339,415
6.600%, 02/15/33	258,000	336,448
Pacific Gas & Electric Co. 4.000%, 12/01/46	204,000	213,814
4.250%, 05/15/21	782,000	830,034
6.050%, 03/01/34	1,200,000	1,562,795
PacifiCorp 3.600%, 04/01/24	315,000	329,747
5.500%, 01/15/19	500,000	522,845
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	111,570
PPL Capital Funding, Inc. 4.000%, 09/15/47	222,000	220,644

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	$300,885
4.125%, 06/15/44	208,000	220,279
Progress Energy, Inc. 7.000%, 10/30/31	200,000	269,790
PSEG Power LLC 2.450%, 11/15/18	568,000	570,787
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	400,561
Public Service Co. of New Hampshire 3.500%, 11/01/23	272,000	284,569
Public Service Co. of Oklahoma 5.150%, 12/01/19	1,010,000	1,073,141
6.625%, 11/15/37	600,000	805,726
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	702,899
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	577,733
South Carolina Electric & Gas Co. 6.050%, 01/15/38	250,000	317,788
Southern California Edison Co. 5.550%, 01/15/36	500,000	609,573
Southern Co. (The) 2.150%, 09/01/19	855,000	856,993
Southern Power Co. 4.950%, 12/15/46	468,000	497,622
5.150%, 09/15/41	400,000	435,132
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	276,551
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	499,000	497,852
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	491,669
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	206,630
Virginia Electric & Power Co. 2.750%, 03/15/23	400,000	404,634
2.950%, 01/15/22	489,000	498,802
3.450%, 02/15/24	102,000	105,873
4.450%, 02/15/44	126,000	138,219
6.000%, 05/15/37	685,000	887,939

		48,360,621

Electronics—0.1%
Arrow Electronics, Inc. 3.000%, 03/01/18	49,000	49,222
3.250%, 09/08/24	439,000	434,062
3.875%, 01/12/28	376,000	375,197
Koninklijke Philips NV 3.750%, 03/15/22	1,680,000	1,770,820

		2,629,301

Engineering & Construction—0.0%
Fluor Corp. 3.375%, 09/15/21	550,000	568,600

Engineering & Construction—(Continued)
Mexico City Airport Trust 5.500%, 07/31/47 (144A) (d)	208,000	210,579

		779,179

Environmental Control—0.0%
Republic Services, Inc. 5.500%, 09/15/19	650,000	693,323
Waste Management, Inc. 3.125%, 03/01/25	257,000	259,932

		953,255

Food—0.4%
Danone S.A. 2.589%, 11/02/23 (144A)	1,000,000	982,395
Kraft Heinz Foods Co. 3.950%, 07/15/25	260,000	267,790
5.000%, 07/15/35	1,400,000	1,525,223
6.125%, 08/23/18	700,000	726,959
6.500%, 02/09/40	400,000	500,966
6.875%, 01/26/39	731,000	939,129
Kroger Co. (The) 4.000%, 02/01/24	229,000	237,462
7.500%, 04/01/31	1,140,000	1,493,969
8.000%, 09/15/29	610,000	807,175
McCormick & Co., Inc. 3.150%, 08/15/24	269,000	271,387
3.400%, 08/15/27	396,000	397,617
Smithfield Foods, Inc. 4.250%, 02/01/27 (144A)	169,000	174,710
Tyson Foods, Inc. 3.950%, 08/15/24	1,456,000	1,531,631

		9,856,413

Forest Products & Paper—0.1%
International Paper Co. 3.000%, 02/15/27 (d)	429,000	416,749
7.300%, 11/15/39	350,000	483,000
8.700%, 06/15/38	250,000	373,291

		1,273,040

Gas—0.4%
Atmos Energy Corp.
4.125%, 10/15/44	450,000	471,617
4.150%, 01/15/43	460,000	487,644
8.500%, 03/15/19	200,000	218,828
CenterPoint Energy Resources Corp. 4.500%, 01/15/21	429,000	451,350
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	334,958
Korea Gas Corp. 1.875%, 07/18/21 (144A)	400,000	387,830
Nisource Finance Corp. 4.800%, 02/15/44	162,000	179,027
6.250%, 12/15/40	510,000	633,049

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Sempra Energy 2.875%, 10/01/22	1,625,000	$1,630,538
3.550%, 06/15/24	709,000	723,977
4.050%, 12/01/23	1,054,000	1,115,229
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	172,000	168,249
3.500%, 09/15/21	1,000,000	1,032,702
3.950%, 10/01/46	212,000	202,408
4.400%, 06/01/43	375,000	384,359
6.000%, 10/01/34	1,000,000	1,186,093
Southwest Gas Corp. 3.800%, 09/29/46	332,000	320,402

		9,928,260

Healthcare-Products—0.2%
Abbott Laboratories 3.875%, 09/15/25	464,000	479,550
Becton Dickinson & Co. 2.675%, 12/15/19	127,000	128,525
3.734%, 12/15/24	85,000	86,823
Covidien International Finance S.A. 2.950%, 06/15/23	377,000	381,946
Medtronic, Inc. 3.125%, 03/15/22	398,000	409,755
4.375%, 03/15/35	895,000	985,211
Stryker Corp. 4.100%, 04/01/43	600,000	599,596
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	286,000	279,912
3.150%, 01/15/23	1,066,000	1,084,928
4.150%, 02/01/24	515,000	549,679

		4,985,925

Healthcare-Services—0.3%
Aetna, Inc. 2.800%, 06/15/23	269,000	270,655
6.625%, 06/15/36	297,000	402,552
Anthem, Inc. 2.300%, 07/15/18	751,000	754,249
3.500%, 08/15/24	1,035,000	1,064,763
4.650%, 08/15/44	324,000	353,467
5.950%, 12/15/34	272,000	331,981
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	457,507
Magellan Health, Inc. 4.400%, 09/22/24	1,000,000	996,542
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26 (d)	210,000	201,469
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	141,258
4.750%, 01/30/20	400,000	422,959
Roche Holdings, Inc. 3.350%, 09/30/24 (144A)	660,000	684,147
Texas Health Resources 4.330%, 11/15/55	250,000	260,771

Healthcare-Services—(Continued)
UnitedHealth Group, Inc. 2.875%, 03/15/23	250,000	254,921
4.625%, 07/15/35	320,000	366,745
5.800%, 03/15/36	675,000	850,835

		7,814,821

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,186,144

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	600,000	596,954

Insurance—1.3%
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,000,000	1,333,617
Allstate Corp. (The) 3.150%, 06/15/23	407,000	416,862
American International Group, Inc. 3.875%, 01/15/35	259,000	253,624
4.125%, 02/15/24	868,000	921,761
Aon plc 3.500%, 06/14/24	935,000	961,391
Arch Capital Finance LLC 5.031%, 12/15/46	306,000	340,909
Athene Global Funding 2.750%, 04/20/20 (144A)	844,000	850,698
4.000%, 01/25/22 (144A)	368,000	383,125
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	905,299
Berkshire Hathaway, Inc. 3.000%, 02/11/23	1,000,000	1,029,169
Chubb INA Holdings, Inc. 2.700%, 03/13/23	400,000	403,139
2.875%, 11/03/22	260,000	264,804
3.150%, 03/15/25	131,000	133,107
3.350%, 05/15/24	435,000	450,387
CNA Financial Corp. 6.950%, 01/15/18	550,000	557,871
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M USD LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	751,410
Great-West Lifeco Finance Delaware L.P. 4.150%, 06/03/47 (144A)	720,000	739,705
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	166,740
Jackson National Life Global Funding 3.050%, 04/29/26 (144A)	300,000	294,942
3.250%, 01/30/24 (144A)	460,000	466,677
Liberty Mutual Group, Inc. 4.950%, 05/01/22 (144A)	700,000	764,389
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	1,038,752

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Lincoln National Corp. 4.200%, 03/15/22	350,000	$370,069
6.250%, 02/15/20	800,000	873,131
Manulife Financial Corp. 4.061%, 5Y USD Swap + 1.647%, 02/24/32 (a)	950,000	959,503
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	453,000	455,897
2.750%, 01/30/22	58,000	58,563
3.500%, 03/10/25	621,000	642,150
Massachusetts Mutual Life Insurance Co. 5.625%, 05/15/33 (144A)	720,000	848,953
7.625%, 11/15/23 (144A)	550,000	668,484
MassMutual Global Funding II 5.250%, 07/31/18 (144A)	880,000	903,539
Nationwide Mutual Insurance Co. 8.250%, 12/01/31 (144A)	1,000,000	1,429,274
9.375%, 08/15/39 (144A)	200,000	331,806
New York Life Global Funding 1.550%, 11/02/18 (144A)	317,000	316,698
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	850,000	1,396,058
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	1,678,000	1,678,948
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	254,576
Progressive Corp. (The) 2.450%, 01/15/27	600,000	570,567
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	2,150,000	2,819,234
Reliance Standard Life Global Funding II 2.500%, 01/15/20 (144A)	240,000	241,104
3.050%, 01/20/21 (144A)	149,000	151,314
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	480,000	496,081
Voya Financial, Inc. 3.125%, 07/15/24	500,000	493,453
3.650%, 06/15/26 (d)	150,000	150,357
XLIT, Ltd. 6.375%, 11/15/24	921,000	1,077,937

		30,616,074

Internet—0.3%
Amazon.com, Inc. 3.800%, 12/05/24 (d)	1,020,000	1,090,130
3.875%, 08/22/37 (144A)	800,000	814,141
4.250%, 08/22/57 (144A)	1,000,000	1,026,065
4.800%, 12/05/34	815,000	923,163
eBay, Inc. 2.600%, 07/15/22	1,990,000	1,984,473
4.000%, 07/15/42	700,000	626,122

		6,464,094

Iron/Steel—0.1%
Nucor Corp. 4.000%, 08/01/23	1,049,000	1,112,502
6.400%, 12/01/37	250,000	324,116
Vale Overseas, Ltd. 6.250%, 08/10/26	382,000	433,455
6.875%, 11/21/36	750,000	858,750

		2,728,823

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 2.750%, 08/20/21	360,000	365,200
3.250%, 12/01/24	393,000	403,212
3.750%, 11/24/23	769,000	817,329
7.150%, 02/15/19	1,000,000	1,072,028

		2,657,769

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	600,000	876,747
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	127,532
3.800%, 12/15/26 (d)	188,000	193,520
Xylem, Inc. 3.250%, 11/01/26	118,000	117,836
4.375%, 11/01/46	160,000	167,068

		1,482,703

Media—1.2%
21st Century Fox America, Inc. 3.700%, 10/15/25 (d)	700,000	721,206
6.150%, 02/15/41	500,000	624,973
6.550%, 03/15/33	370,000	468,750
6.900%, 03/01/19	900,000	961,290
CBS Corp. 3.700%, 08/15/24	874,000	897,564
4.850%, 07/01/42	255,000	269,374
4.900%, 08/15/44	135,000	140,065
5.900%, 10/15/40	125,000	146,450
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834%, 10/23/55	400,000	485,554
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	2,174,000	2,324,040
5.375%, 05/01/47 (144A)	1,000,000	1,038,867
6.384%, 10/23/35	275,000	321,647
Comcast Corp. 4.200%, 08/15/34	556,000	591,060
4.250%, 01/15/33	1,880,000	2,021,595
6.500%, 11/15/35	308,000	411,250
COX Communications, Inc. 3.250%, 12/15/22 (144A)	1,010,000	1,018,826
4.800%, 02/01/35 (144A) (d)	1,100,000	1,089,175

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Discovery Communications LLC 3.300%, 05/15/22	625,000	$630,067
3.950%, 03/20/28	315,000	312,743
4.375%, 06/15/21	1,240,000	1,309,507
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	232,400
Historic TW, Inc. 6.625%, 05/15/29	113,000	140,952
9.150%, 02/01/23	450,000	580,175
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	1,000,000	1,003,327
NBCUniversal Media LLC 2.875%, 01/15/23	1,000,000	1,016,423
Sky plc 3.750%, 09/16/24 (144A)	431,000	442,213
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,049,515
Thomson Reuters Corp. 3.950%, 09/30/21	2,252,000	2,351,564
5.850%, 04/15/40	100,000	117,043
Time Warner Cable LLC 4.125%, 02/15/21	1,300,000	1,349,858
Time Warner, Inc. 3.550%, 06/01/24	2,970,000	3,021,311
Viacom, Inc. 3.250%, 03/15/23	222,000	218,533
3.875%, 04/01/24	380,000	380,500
4.850%, 12/15/34	410,000	386,368
6.875%, 04/30/36	798,000	886,510
Walt Disney Co. (The) 1.850%, 07/30/26	156,000	143,498
3.000%, 07/30/46	60,000	52,137

		29,156,330

Mining—0.1%
Anglo American Capital PLC 3.625%, 09/11/24 (144A) (d)	336,000	335,161
Anglo American Capital plc 4.000%, 09/11/27 (144A) (d)	336,000	332,079
Barrick Gold Corp. 6.450%, 10/15/35	700,000	865,966
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	98,000	100,169
5.000%, 09/30/43	414,000	488,394
Vale Canada, Ltd. 7.200%, 09/15/32	500,000	540,000

		2,661,769

Miscellaneous Manufacturing—0.3%
Eaton Corp. 6.950%, 03/20/19	282,000	301,373
General Electric Co. 3.450%, 05/15/24	393,000	411,760
4.375%, 09/16/20	1,060,000	1,135,252
5.500%, 01/08/20	616,000	664,688
6.000%, 08/07/19	673,000	724,792

Miscellaneous Manufacturing—(Continued)
Illinois Tool Works, Inc. 1.950%, 03/01/19	252,000	252,953
Ingersoll-Rand Global Holding Co., Ltd. 2.875%, 01/15/19	400,000	404,559
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	322,851
Parker-Hannifin Corp. 3.300%, 11/21/24	143,000	146,898
4.100%, 03/01/47 (144A)	250,000	256,030
4.450%, 11/21/44	333,000	356,591
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	510,859
3.300%, 09/15/46 (144A)	350,000	321,530
6.125%, 08/17/26 (144A)	800,000	984,668
Textron, Inc. 3.650%, 03/15/27	342,000	345,313

		7,140,117

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,436,916

Oil & Gas—2.1%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	1,001,842
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,112,614
Anadarko Petroleum Corp. 8.700%, 03/15/19 (d)	1,600,000	1,746,224
Apache Corp. 3.250%, 04/15/22	870,000	882,444
5.100%, 09/01/40	650,000	679,855
BP Capital Markets plc 1.375%, 11/06/17	500,000	499,930
1.375%, 05/10/18	518,000	517,677
3.017%, 01/16/27	105,000	103,345
3.224%, 04/14/24	1,000,000	1,018,564
3.245%, 05/06/22	1,475,000	1,527,957
3.535%, 11/04/24 (d)	300,000	309,506
3.588%, 04/14/27	550,000	565,809
3.814%, 02/10/24	650,000	684,600
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	500,000	500,354
3.900%, 02/01/25	512,000	524,825
5.850%, 02/01/35	150,000	169,817
6.450%, 06/30/33	200,000	236,778
Cenovus Energy, Inc. 3.000%, 08/15/22	660,000	646,215
6.750%, 11/15/39	1,100,000	1,266,306
Chevron Corp. 2.355%, 12/05/22	690,000	690,881
2.411%, 03/03/22	500,000	503,283
2.895%, 03/03/24	537,000	544,565
3.191%, 06/24/23	425,000	441,462
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	848,000	849,369

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	$394,652
Concho Resources, Inc. 3.750%, 10/01/27	213,000	213,948
4.875%, 10/01/47	50,000	52,177
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	907,059
Devon Energy Corp. 4.000%, 07/15/21	300,000	311,864
Ecopetrol S.A. 4.125%, 01/16/25 (d)	433,000	434,082
5.875%, 09/18/23	282,000	313,161
Encana Corp. 6.500%, 08/15/34	150,000	175,532
7.200%, 11/01/31	400,000	490,060
8.125%, 09/15/30	450,000	582,491
Eni USA, Inc. 7.300%, 11/15/27	480,000	601,707
EOG Resources, Inc. 4.100%, 02/01/21	880,000	926,984
5.100%, 01/15/36	314,000	349,376
EQT Corp. 3.900%, 10/01/27	458,000	458,081
Exxon Mobil Corp. 2.726%, 03/01/23	945,000	961,058
4.114%, 03/01/46	440,000	475,420
Hess Corp. 6.000%, 01/15/40	600,000	621,193
7.125%, 03/15/33	600,000	698,974
Marathon Oil Corp. 2.800%, 11/01/22 (d)	900,000	874,953
6.600%, 10/01/37 (d)	200,000	230,084
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	377,813
Nabors Industries, Inc. 4.625%, 09/15/21	1,975,000	1,937,475
5.000%, 09/15/20 (d)	300,000	306,000
Noble Energy, Inc. 3.850%, 01/15/28	500,000	500,987
5.625%, 05/01/21	218,000	224,540
6.000%, 03/01/41	360,000	411,186
Noble Holding International, Ltd. 5.750%, 03/16/18 (d)	48,000	48,360
Occidental Petroleum Corp. 3.000%, 02/15/27	350,000	344,578
Petro-Canada 5.950%, 05/15/35	210,000	253,330
7.875%, 06/15/26	544,000	692,617
9.250%, 10/15/21	243,000	303,787
Petroleos Mexicanos 4.625%, 09/21/23 (d)	800,000	826,320
4.875%, 01/18/24	317,000	328,729
5.625%, 01/23/46	738,000	686,340
6.375%, 01/23/45	918,000	934,065
6.500%, 03/13/27 (144A)	742,000	822,307
6.750%, 09/21/47	716,000	761,752
6.875%, 08/04/26	1,305,000	1,484,437

Oil & Gas—(Continued)
Shell International Finance B.V. 2.875%, 05/10/26	1,509,000	1,501,470
3.400%, 08/12/23	420,000	440,370
3.750%, 09/12/46	806,000	776,494
4.000%, 05/10/46	1,585,000	1,603,046
4.125%, 05/11/35	600,000	633,607
4.300%, 09/22/19	800,000	839,183
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	1,246,000	1,340,209
Statoil ASA 1.150%, 05/15/18	389,000	388,215
2.650%, 01/15/24	393,000	389,082
3.250%, 11/10/24	399,000	410,057
6.700%, 01/15/18	180,000	182,848
7.250%, 09/23/27	1,040,000	1,385,179
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	804,567
Tosco Corp. 7.800%, 01/01/27	900,000	1,183,557
Total Capital International S.A. 3.700%, 01/15/24	654,000	690,397
Valero Energy Corp. 7.500%, 04/15/32	180,000	236,979

		51,146,961

Oil & Gas Services—0.2%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	360,000	416,352
Halliburton Co. 4.850%, 11/15/35	270,000	292,707
6.750%, 02/01/27	650,000	755,048
7.450%, 09/15/39	200,000	281,473
8.750%, 02/15/21	350,000	419,320
Schlumberger Investment S.A. 2.400%, 08/01/22 (144A)	600,000	599,239
3.300%, 09/14/21 (144A)	650,000	672,468
3.650%, 12/01/23	614,000	651,770

		4,088,377

Pharmaceuticals—0.8%
AbbVie, Inc. 2.850%, 05/14/23	200,000	201,557
3.200%, 11/06/22	556,000	570,115
3.600%, 05/14/25	1,787,000	1,852,719
4.300%, 05/14/36	27,000	28,346
4.500%, 05/14/35	2,340,000	2,518,085
Allergan Funding SCS 3.850%, 06/15/24	1,038,000	1,082,856
4.550%, 03/15/35	652,000	695,627
Allergan, Inc. 2.800%, 03/15/23	172,000	170,816
3.375%, 09/15/20 (d)	474,000	489,365
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	423,000	425,447
3.375%, 10/08/24 (144A)	472,000	480,572

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cardinal Health, Inc. 3.410%, 06/15/27	400,000	$401,368
3.750%, 09/15/25	150,000	155,310
Express Scripts Holding Co. 3.000%, 07/15/23	900,000	901,082
3.500%, 06/15/24 (d)	300,000	304,400
4.800%, 07/15/46	156,000	164,726
Forest Laboratories LLC 5.000%, 12/15/21 (144A)	1,504,000	1,643,722
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	96,087
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	839,870
Merck & Co., Inc. 2.400%, 09/15/22	343,000	345,593
2.800%, 05/18/23	625,000	641,532
3.700%, 02/10/45	60,000	60,908
Mylan NV 5.250%, 06/15/46 (d)	223,000	241,899
Mylan, Inc. 3.125%, 01/15/23 (144A)	300,000	299,741
Novartis Capital Corp. 3.400%, 05/06/24	863,000	904,051
Pfizer, Inc. 3.000%, 12/15/26 (d)	450,000	455,661
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	445,000	442,231
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	500,000	485,665
Teva Pharmaceutical Finance Netherlands B.V. 2.800%, 07/21/23 (d)	1,137,000	1,084,461
4.100%, 10/01/46 (d)	60,000	50,542
Zoetis, Inc. 1.875%, 02/01/18	93,000	93,190

		18,127,544

Pipelines—1.1%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	270,486
APT Pipelines, Ltd. 4.250%, 07/15/27 (144A)	687,000	706,800
Boardwalk Pipelines L.P. 4.450%, 07/15/27	132,000	134,401
4.950%, 12/15/24	833,000	886,540
5.950%, 06/01/26	191,000	213,657
Buckeye Partners L.P. 2.650%, 11/15/18	400,000	401,652
3.950%, 12/01/26	111,000	109,506
4.875%, 02/01/21	600,000	636,927
5.850%, 11/15/43	575,000	624,597
Enbridge, Inc. 3.700%, 07/15/27	538,000	545,455
5.500%, 12/01/46	350,000	402,047
Energy Transfer L.P. 3.600%, 02/01/23	114,000	115,933
4.050%, 03/15/25	273,000	276,779

Pipelines—(Continued)
Energy Transfer L.P. 4.750%, 01/15/26	308,000	324,223
4.900%, 02/01/24	244,000	258,799
6.050%, 06/01/41	1,167,000	1,260,656
6.500%, 02/01/42	134,000	151,608
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	270,000	291,627
EnLink Midstream Partners L.P. 4.150%, 06/01/25	261,000	263,106
5.600%, 04/01/44	201,000	207,029
Enterprise Products Operating LLC 3.350%, 03/15/23	417,000	427,720
3.750%, 02/15/25	515,000	533,750
3.900%, 02/15/24	662,000	694,039
4.950%, 10/15/54	179,000	189,645
5.100%, 02/15/45	379,000	422,304
6.875%, 03/01/33	150,000	189,300
Gulf South Pipeline Co. L.P. 4.000%, 06/15/22	200,000	206,004
Magellan Midstream Partners L.P. 4.200%, 12/01/42	269,000	254,781
4.250%, 02/01/21	659,000	695,236
5.150%, 10/15/43	201,000	222,743
6.400%, 07/15/18	1,420,000	1,469,009
MPLX L.P. 4.875%, 12/01/24	529,000	570,031
5.200%, 03/01/47	215,000	225,102
ONEOK Partners L.P. 3.200%, 09/15/18	145,000	146,740
3.375%, 10/01/22	44,000	44,443
4.900%, 03/15/25	1,000,000	1,069,466
5.000%, 09/15/23	96,000	103,669
6.650%, 10/01/36	950,000	1,148,072
Phillips 66 Partners L.P. 3.550%, 10/01/26	117,000	114,463
4.900%, 10/01/46	255,000	255,223
Plains All American Pipeline L.P. / PAA Finance Corp. 3.600%, 11/01/24 (d)	1,875,000	1,831,683
3.650%, 06/01/22	176,000	176,930
4.900%, 02/15/45	814,000	756,742
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	266,017
8.000%, 03/01/32	210,000	285,703
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	117,000	116,072
4.250%, 04/01/24	233,000	240,420
4.950%, 01/15/43	394,000	370,632
5.300%, 04/01/44	200,000	198,752
5.350%, 05/15/45	633,000	632,573
6.100%, 02/15/42	500,000	536,856
TC PipeLines L.P. 3.900%, 05/25/27	254,000	254,417
TransCanada PipeLines, Ltd. 2.500%, 08/01/22	350,000	349,962

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
TransCanada PipeLines, Ltd. 3.750%, 10/16/23	910,000	$957,948
7.125%, 01/15/19	490,000	522,135
7.250%, 08/15/38	200,000	278,590
Western Gas Partners L.P. 4.650%, 07/01/26	280,000	293,476
5.450%, 04/01/44	178,000	188,488
Williams Partners L.P. 3.900%, 01/15/25	262,000	267,388

		25,588,352

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	621,554
Mitsui Fudosan Co., Ltd. 3.650%, 07/20/27 (144A)	793,000	815,347
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	579,000	590,342
3.875%, 03/20/27 (144A)	603,000	620,466
ProLogis L.P. 3.750%, 11/01/25	89,000	93,137

		2,740,846

Real Estate Investment Trusts—0.9%
American Tower Corp. 2.250%, 01/15/22	500,000	491,889
3.375%, 10/15/26	287,000	283,691
3.500%, 01/31/23	790,000	817,211
AvalonBay Communities, Inc. 2.850%, 03/15/23	400,000	400,975
2.900%, 10/15/26 (d)	165,000	160,944
3.900%, 10/15/46	150,000	146,866
Boston Properties L.P. 2.750%, 10/01/26	300,000	283,017
3.800%, 02/01/24	500,000	522,870
3.850%, 02/01/23	800,000	844,530
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	500,335
Crown Castle International Corp. 4.000%, 03/01/27	166,000	169,746
4.875%, 04/15/22	835,000	906,858
DDR Corp. 4.700%, 06/01/27	226,000	232,834
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	272,534
Duke Realty L.P. 3.625%, 04/15/23	1,128,000	1,162,813
EPR Properties 4.500%, 06/01/27	497,000	503,209
Equity Commonwealth 5.875%, 09/15/20	800,000	853,458
ERP Operating L.P. 2.375%, 07/01/19	538,000	542,362

Real Estate Investment Trusts—(Continued)
ERP Operating L.P. 2.850%, 11/01/26 (d)	230,000	223,745
4.625%, 12/15/21	150,000	162,332
4.750%, 07/15/20	578,000	616,102
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	385,724
4.500%, 10/15/37 (144A)	372,000	376,639
Government Properties Income Trust 4.000%, 07/15/22	627,000	632,349
HCP, Inc. 3.400%, 02/01/25	303,000	301,948
3.875%, 08/15/24	1,986,000	2,038,674
Kimco Realty Corp. 3.800%, 04/01/27 (d)	600,000	605,984
Liberty Property L.P. 3.250%, 10/01/26	199,000	194,477
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	448,524
Realty Income Corp. 3.000%, 01/15/27	410,000	390,490
4.650%, 03/15/47	225,000	233,968
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	724,277
Simon Property Group L.P. 2.750%, 02/01/23	200,000	200,759
4.375%, 03/01/21	1,185,000	1,259,958
UDR, Inc. 2.950%, 09/01/26	233,000	223,679
Ventas Realty L.P. 3.500%, 02/01/25	197,000	197,769
3.750%, 05/01/24	647,000	665,314
3.850%, 04/01/27	369,000	375,549
VEREIT Operating Partnership L.P. 4.600%, 02/06/24	960,000	1,007,946
Welltower, Inc. 4.000%, 06/01/25	300,000	312,757
4.500%, 01/15/24	1,024,000	1,099,463
5.250%, 01/15/22	600,000	660,035

		22,434,604

Retail—0.4%
Advance Auto Parts, Inc. 4.500%, 01/15/22	1,001,000	1,060,127
AutoZone, Inc. 3.750%, 06/01/27 (d)	344,000	347,199
CVS Health Corp. 2.125%, 06/01/21	509,000	504,293
5.300%, 12/05/43	303,000	354,222
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	802,970	903,374
6.204%, 10/10/25 (144A)	659,482	734,684
8.353%, 07/10/31 (144A)	161,256	209,784
Darden Restaurants, Inc. 3.850%, 05/01/27	296,000	301,009

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Home Depot, Inc. (The) 2.125%, 09/15/26	193,000	$181,239
2.625%, 06/01/22	700,000	711,126
3.500%, 09/15/56	134,000	123,566
3.750%, 02/15/24	586,000	620,398
4.200%, 04/01/43	207,000	220,661
4.400%, 03/15/45	143,000	157,422
Lowe’s Cos., Inc. 3.120%, 04/15/22	900,000	928,175
3.125%, 09/15/24	276,000	282,229
McDonald’s Corp. 4.700%, 12/09/35	84,000	92,602
6.300%, 10/15/37	152,000	197,273
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	493,679
Target Corp. 3.500%, 07/01/24	484,000	506,355
Wal-Mart Stores, Inc. 3.300%, 04/22/24	575,000	603,068
Walgreen Co. 4.400%, 09/15/42	200,000	201,276
Walgreens Boots Alliance, Inc. 4.500%, 11/18/34	349,000	363,795

		10,097,556

Savings & Loans—0.0%
Nationwide Building Society 2.450%, 07/27/21 (144A)	200,000	200,072
4.000%, 09/14/26 (144A)	449,000	446,757

		646,829

Semiconductors—0.2%
Analog Devices, Inc. 3.125%, 12/05/23	293,000	297,219
4.500%, 12/05/36	336,000	350,079
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.625%, 01/15/24 (144A)	1,205,000	1,237,989
3.875%, 01/15/27 (144A)	1,121,000	1,154,597
Intel Corp. 3.150%, 05/11/27	200,000	203,088
3.700%, 07/29/25	260,000	274,953
4.000%, 12/15/32	1,000,000	1,096,041
QUALCOMM, Inc. 2.600%, 01/30/23	69,000	69,163
3.250%, 05/20/27	627,000	632,252

		5,315,381

Software—0.5%
Microsoft Corp. 2.400%, 08/08/26	400,000	386,624
2.875%, 02/06/24	1,252,000	1,279,443
3.300%, 02/06/27 (d)	502,000	519,772
3.500%, 02/12/35	296,000	301,294
3.950%, 08/08/56	180,000	185,486

Software—(Continued)
Microsoft Corp. 4.000%, 02/12/55	310,000	322,094
4.100%, 02/06/37	924,000	1,001,355
4.500%, 02/06/57	810,000	916,593
Oracle Corp. 2.500%, 10/15/22	3,410,000	3,435,017
3.850%, 07/15/36	800,000	827,952
3.900%, 05/15/35	230,000	241,208
4.300%, 07/08/34	1,676,000	1,831,469
VMware, Inc. 2.950%, 08/21/22	933,000	938,572

		12,186,879

Telecommunications—1.8%
America Movil S.A.B. de C.V. 3.125%, 07/16/22 (d)	1,600,000	1,639,817
AT&T, Inc. 3.000%, 06/30/22	841,000	849,188
3.400%, 05/15/25	891,000	878,883
3.600%, 02/17/23	5,315,000	5,468,529
3.950%, 01/15/25	587,000	602,919
4.450%, 04/01/24	532,000	564,472
4.500%, 05/15/35	1,000,000	987,287
4.550%, 03/09/49	149,000	137,419
4.750%, 05/15/46	296,000	284,661
4.900%, 08/14/37	2,260,000	2,284,060
5.350%, 09/01/40	726,000	762,959
6.150%, 09/15/34 (d)	415,000	476,107
6.300%, 01/15/38	200,000	235,311
6.350%, 03/15/40	530,000	615,285
6.375%, 03/01/41	300,000	351,263
6.500%, 09/01/37	650,000	775,182
Cisco Systems, Inc. 3.000%, 06/15/22	278,000	287,344
3.625%, 03/04/24	700,000	743,045
5.900%, 02/15/39	900,000	1,185,394
Crown Castle Towers LLC 6.113%, 01/15/20 (144A)	1,000,000	1,068,485
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	980,000	991,496
Qwest Corp. 6.875%, 09/15/33 (d)	587,000	574,442
Rogers Communications, Inc. 8.750%, 05/01/32	940,000	1,354,622
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,869,000	1,897,035
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	210,000	211,700
4.103%, 03/08/27	588,000	608,352
5.134%, 04/27/20	551,000	591,053
5.213%, 03/08/47	547,000	601,993
Verizon Communications, Inc. 2.946%, 03/15/22	1,712,000	1,741,009
3.000%, 11/01/21	1,500,000	1,530,782

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc. 3.450%, 03/15/21	534,000	$555,152
4.125%, 03/16/27	400,000	417,365
4.400%, 11/01/34	1,263,000	1,263,807
4.500%, 08/10/33	2,329,000	2,386,270
4.522%, 09/15/48	369,000	357,255
4.672%, 03/15/55	339,000	322,931
4.812%, 03/15/39	4,185,000	4,320,205
4.862%, 08/21/46	1,516,000	1,536,716
5.012%, 08/21/54	204,000	204,596
5.250%, 03/16/37	548,000	600,957
Vodafone Group plc 1.500%, 02/19/18	300,000	299,837
6.150%, 02/27/37	500,000	610,817

		43,176,002

Transportation—0.4%
Burlington Northern Santa Fe LLC 3.050%, 09/01/22 (d)	300,000	309,034
7.950%, 08/15/30	1,185,000	1,704,807
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	1,012,539
Canadian Pacific Railway Co. 4.500%, 01/15/22	300,000	321,197
6.125%, 09/15/15	100,000	127,211
6.500%, 05/15/18	680,000	698,833
7.125%, 10/15/31	872,000	1,189,999
CSX Corp. 3.250%, 06/01/27	324,000	324,890
6.000%, 10/01/36	300,000	375,433
FedEx Corp. 3.900%, 02/01/35	382,000	387,208
4.100%, 04/15/43	100,000	99,763
Norfolk Southern Corp. 3.850%, 01/15/24	679,000	720,374
7.050%, 05/01/37	150,000	204,286
Ryder System, Inc. 2.450%, 09/03/19	555,000	558,988
Union Pacific Corp. 3.600%, 09/15/37	163,000	164,945
3.750%, 03/15/24	650,000	689,568
4.100%, 09/15/67	200,000	200,441

		9,089,516

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 06/15/19 (144A)	175,000	176,283
2.875%, 07/17/18 (144A)	80,000	80,746
3.375%, 02/01/22 (144A)	848,000	870,701
4.250%, 01/17/23 (144A) (d)	948,000	1,010,250

		2,137,980

Water—0.1%
American Water Capital Corp. 3.400%, 03/01/25	319,000	329,591
3.850%, 03/01/24	1,130,000	1,193,890

		1,523,481

Total Corporate Bonds & Notes (Cost $677,106,626)		678,446,982

Asset-Backed Securities—8.4%

Asset-Backed - Automobile—2.6%
American Credit Acceptance Receivables Trust 1.500%, 06/12/20 (144A)	853,644	853,096
1.700%, 11/12/20 (144A)	297,279	297,202
1.720%, 06/15/20 (144A)	609,235	609,074
2.910%, 02/13/23 (144A)	977,000	981,066
4.260%, 08/12/22 (144A)	867,000	880,561
AmeriCredit Automobile Receivables Trust 1.420%, 10/08/19	593,159	593,050
1.600%, 11/09/20	274,000	273,875
1.830%, 12/08/21	750,000	744,588
2.300%, 02/18/22	785,000	786,472
2.690%, 06/19/23	409,000	409,377
2.710%, 08/18/22	421,000	422,325
3.130%, 01/18/23	945,000	950,216
Carfinance Capital Auto Trust 1.440%, 11/16/20 (144A)	316,513	316,336
1.750%, 06/15/21 (144A)	221,879	221,819
2.720%, 04/15/20 (144A)	116,914	117,191
CarMax Auto Owner Trust 0.980%, 01/15/19	148,532	148,500
1.280%, 05/15/19	123,341	123,307
Carnow Auto Receivables Trust 2.260%, 05/15/19 (144A)	983,213	983,924
3.490%, 02/15/21 (144A)	1,550,000	1,554,219
CPS Auto Receivables Trust 1.310%, 06/15/20 (144A)	163,294	163,260
1.490%, 04/15/19 (144A)	3,859	3,858
1.530%, 07/15/19 (144A)	103,905	103,872
1.820%, 09/15/20 (144A)	274,666	274,498
2.860%, 06/15/23 (144A)	1,533,000	1,528,288
3.270%, 06/15/22 (144A)	1,050,000	1,056,854
3.770%, 08/17/20 (144A)	558,000	566,419
3.790%, 06/15/23 (144A)	564,000	561,991
4.000%, 02/16/21 (144A)	223,000	227,265
4.350%, 11/16/20 (144A)	450,000	460,510
Credit Acceptance Auto Loan Trust 2.560%, 10/15/25 (144A)	1,197,000	1,200,491
3.020%, 04/15/26 (144A)	4,025,000	4,014,229
3.040%, 12/15/25 (144A)	524,000	524,150
3.350%, 06/15/26 (144A)	489,000	487,096
3.480%, 02/17/26 (144A)	440,000	444,352
Drive Auto Receivables Trust 2.510%, 01/15/21 (144A)	563,000	565,964
2.560%, 06/15/20 (144A)	677,349	678,985

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Drive Auto Receivables Trust 2.750%, 09/15/23	3,399,000	$3,394,145
2.840%, 04/15/22	2,135,000	2,148,857
2.980%, 01/18/22 (144A)	898,000	907,537
3.840%, 03/15/23	2,425,000	2,454,659
4.120%, 07/15/22 (144A)	1,177,000	1,201,744
4.160%, 05/15/24 (144A)	1,195,000	1,215,367
4.180%, 03/15/24 (144A)	2,076,000	2,144,032
DT Auto Owner Trust 1.560%, 06/15/20 (144A)	223,069	222,928
2.020%, 08/17/20 (144A)	618,000	617,719
3.030%, 01/17/23 (144A)	1,823,000	1,822,205
3.550%, 11/15/22 (144A)	1,089,000	1,089,481
3.580%, 05/15/23 (144A)	969,000	969,212
3.770%, 10/17/22 (144A)	1,068,400	1,073,336
Exeter Automobile Receivables Trust 2.050%, 12/15/21 (144A)	1,383,000	1,381,940
2.210%, 07/15/20 (144A)	551,860	552,033
2.770%, 11/15/19 (144A)	163,309	163,585
2.840%, 08/16/21 (144A)	785,000	786,981
3.260%, 12/16/19 (144A)	298,579	300,356
3.950%, 12/15/22 (144A)	580,000	586,912
First Investors Auto Owner Trust 1.530%, 11/16/20 (144A)	646,352	645,288
1.670%, 11/16/20 (144A)	80,244	80,247
Flagship Credit Auto Trust 1.430%, 12/16/19 (144A)	21,907	21,908
1.630%, 06/15/20 (144A)	173,285	173,259
2.550%, 02/18/20 (144A)	97,229	97,446
2.710%, 11/15/22 (144A)	1,195,000	1,186,319
2.840%, 11/16/20 (144A)	892,000	896,210
3.950%, 12/15/20 (144A)	440,000	446,699
GLS Auto Receivables Trust 2.730%, 10/15/20 (144A)	682,483	682,377
4.390%, 01/15/21 (144A)	540,000	541,103
GM Financial Automobile Leasing Trust 1.530%, 09/20/18	156,683	156,708
1.730%, 06/20/19	503,000	503,276
Nissan Auto Receivables Owner Trust 1.110%, 05/15/19	100,153	100,077
OneMain Direct Auto Receivables Trust 2.040%, 01/15/21 (144A)	239,275	239,406
4.580%, 09/15/21 (144A)	533,000	539,672
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,979,000	2,002,668
Sierra Auto Receivables Securitization Trust 2.850%, 01/18/22 (144A)	266,441	267,126
Skopos Auto Receivables Trust 3.550%, 02/15/20 (144A)	29,422	29,428
Tricolor Auto Securitization Trust 5.090%, 05/15/20 (144A) (g)	1,655,721	1,653,981
USASF Receivables LLC 5.750%, 09/15/30 (144A) (g)	2,710,000	2,705,458
Westlake Automobile Receivables Trust 1.570%, 06/17/19 (144A)	585,338	585,403
2.460%, 01/18/22 (144A)	1,036,000	1,033,214

Asset-Backed - Automobile—(Continued)
Westlake Automobile Receivables Trust 2.700%, 10/17/22 (144A)	720,000	723,227
4.100%, 06/15/21 (144A)	500,000	508,272
World Omni Auto Receivables Trust 1.320%, 01/15/20	264,678	264,658

		63,244,739

Asset-Backed - Credit Card—0.1%
Continental Credit Card 4.560%, 01/15/23 (144A)	1,481,898	1,481,697

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 1.987%, 1M USD LIBOR + 0.750%, 02/25/35 (a)	213,292	213,130

Asset-Backed - Other—5.7%
AJAX Mortgage Loan Trust 4.125%, 10/25/56 (144A)	1,508,640	1,510,455
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,194,760	1,235,531
3.678%, 12/17/36 (144A)	95,035	99,065
4.201%, 12/17/36 (144A)	400,000	424,266
4.290%, 10/17/36 (144A)	300,000	319,656
4.596%, 12/17/36 (144A)	250,000	267,354
5.036%, 10/17/45 (144A)	1,900,000	2,070,021
5.639%, 04/17/52 (144A)	500,000	543,853
6.231%, 10/17/36 (144A)	650,000	726,376
6.418%, 12/17/36 (144A)	300,000	340,244
American Tower Trust I 1.551%, 03/15/43 (144A)	1,145,000	1,142,914
3.070%, 03/15/48 (144A)	1,920,000	1,925,131
AXIS Equipment Finance Receivables LLC 2.210%, 11/20/21 (144A)	1,439,239	1,435,136
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	881,096	877,402
BCC Funding XIII LLC 2.200%, 12/20/21 (144A)	1,379,910	1,378,749
CAM Mortgage Trust 3.220%, 08/01/57 (144A)	988,560	989,249
Camillo 5.000%, 12/05/23 (144A) (g)	3,561,416	3,553,625
CLUB Credit Trust 2.390%, 04/17/23 (144A)	672,433	672,756
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	1,011,439	991,264
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (f) (g) (h)	1,078,519	115,725
COOF Securitization Trust, Ltd. 2.919%, 06/25/40 (144A) (a) (b)	1,863,777	172,619
Engs Commercial Finance Trust 2.630%, 02/22/22 (144A)	787,280	785,563
FirstKey Lending Trust 2.553%, 03/09/47 (144A)	1,956,571	1,954,390
3.417%, 03/09/47 (144A)	1,442,000	1,451,091

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
GLC Trust 3.000%, 07/15/21 (144A)	61,642	$61,589
GMAT Trust 6.967%, 11/25/43 (144A)	312,946	313,428
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	591,398	591,961
Goodgreen Trust 3.740%, 10/15/52 (144A)	704,665	717,733
Green Tree Agency Advance Funding Trust I 2.380%, 10/15/48 (144A)	733,000	729,496
3.122%, 10/15/48 (144A)	1,067,000	1,060,875
HERO Funding Trust 3.080%, 09/20/42 (144A)	1,017,296	1,013,129
4.460%, 09/20/47 (144A)	2,538,124	2,644,017
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	1,248,066	1,249,211
Kabbage Asset Securitization LLC 4.571%, 03/15/22 (144A)	6,515,000	6,676,508
KGS-Alpha SBA COOF Trust 0.663%, 05/25/39 (144A) (a) (b)	5,923,298	94,311
0.857%, 08/25/38 (144A) (a) (b)	6,238,300	152,227
1.597%, 03/25/39 (144A) (a) (b)	5,281,919	225,211
3.280%, 04/25/40 (144A) (a) (b)	1,565,777	130,011
LendingClub Issuance Trust 3.000%, 01/17/23 (144A)	407,699	409,023
3.750%, 06/15/22 (144A)	319,252	321,170
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	1,512,000	1,512,657
LV Tower 52 Issuer LLC 5.750%, 02/15/23 (144A) (g)	2,567,815	2,571,025
7.750%, 02/15/23 (144A) (g)	1,308,639	1,315,182
Mariner Finance Issuance Trust 3.620%, 02/20/29 (144A)	1,631,000	1,639,981
Marlette Funding Trust 2.827%, 03/15/24 (144A)	2,473,192	2,483,819
3.060%, 01/17/23 (144A)	804,840	807,633
Murray Hill Marketplace Trust 4.190%, 11/25/22 (144A)	716,755	719,731
Nationstar HECM Loan Trust 2.013%, 08/25/26 (144A)	623,257	631,268
2.239%, 06/25/26 (144A) (a)	303,958	306,757
2.942%, 05/25/27 (144A)	305,000	305,979
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	1,720,000	1,707,231
New Residential Advance Receivables Trust Advance Receivables Backed Notes 3.020%, 10/15/49 (144A)	268,000	267,755
3.513%, 10/15/49 (144A)	625,000	624,905
NRPL Trust 3.875%, 11/01/54 (144A)	864,835	866,460
NRZ Advance Receivables Trust Advance Receivables Backed 2.751%, 06/15/49 (144A)	882,000	875,076
Ocwen Master Advance Receivables Trust 2.499%, 09/15/48 (144A)	785,000	785,394
2.521%, 08/17/48 (144A)	3,612,000	3,596,586

Asset-Backed - Other—(Continued)
Ocwen Master Advance Receivables Trust 3.064%, 08/17/48 (144A)	1,374,073	1,377,203
3.607%, 08/17/48 (144A)	980,777	983,700
4.246%, 08/17/48 (144A)	1,776,686	1,756,361
OnDeck Asset Securitization Trust II LLC 4.210%, 05/17/20 (144A)	632,000	635,932
7.630%, 05/17/20 (144A)	285,000	292,182
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	817	818
2.470%, 09/18/24 (144A)	675,256	676,026
3.020%, 09/18/24 (144A)	1,864,000	1,868,570
3.190%, 03/18/26 (144A)	2,877,000	2,905,149
3.240%, 06/18/24 (144A)	321,000	321,205
3.660%, 02/20/29 (144A)	1,785,000	1,827,215
3.850%, 03/18/26 (144A)	450,000	455,010
6.000%, 02/20/29 (144A)	1,000,000	1,035,472
Oportun Funding II LLC 3.690%, 07/08/21 (144A)	3,332,000	3,363,546
Oportun Funding IV LLC 3.230%, 06/08/23 (144A)	1,187,000	1,194,821
4.850%, 11/08/21 (144A)	1,085,492	1,100,794
Oportun Funding LLC 3.280%, 11/08/21 (144A)	2,250,000	2,257,864
3.970%, 06/08/23 (144A) (a)	2,500,000	2,470,103
Prosper Marketplace Issuance Trust 2.410%, 09/15/23 (144A)	1,984,000	1,986,453
2.560%, 06/15/23 (144A)	1,315,778	1,320,708
Purchasing Power Funding LLC 4.750%, 12/15/19 (144A)	2,000,000	2,006,876
5.500%, 02/27/19 (144A) (g)	617,482	617,482
RBSHD Trust 7.685%, 10/25/47 (144A) (g)	754,679	756,317
Renew Financial 3.670%, 09/20/52 (144A)	993,545	990,728
Rice Park Financing Trust 4.625%, 10/31/41 (144A) (g)	4,305,001	4,305,001
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	892,580	901,701
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	2,816,650	2,835,849
Springleaf Funding Trust 3.160%, 11/15/24 (144A)	2,305,000	2,321,100
3.620%, 11/15/24 (144A)	725,000	730,166
SPS Servicer Advance Receivables Trust 2.530%, 11/16/48 (144A)	2,525,000	2,504,638
Trafigura Securitisation Finance plc 2.184%, 1M USD LIBOR + 0.950%, 10/15/18 (144A) (a) (g)	3,188,000	3,188,401
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,221,000	1,214,049
U.S. Residential Opportunity Fund Trust 3.475%, 07/27/36 (144A)	1,038,933	1,039,758
Upstart Securitization Trust 2.639%, 06/20/24 (144A)	1,325,728	1,325,048
Vericrest Opportunity Loan Trust LLC 3.125%, 06/25/47 (144A)	2,040,722	2,045,947

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Vericrest Opportunity Loan Trust LLC 3.250%, 05/25/47 (144A)	1,062,799	$1,065,702
3.250%, 04/25/59 (144A)	1,639,977	1,646,274
3.375%, 04/25/47 (144A)	1,969,541	1,980,279
3.500%, 02/25/47 (144A)	1,342,566	1,350,817
3.500%, 03/25/47 (144A)	3,326,090	3,351,281
3.500%, 02/25/55 (144A)	1,394,915	1,401,488
3.875%, 04/25/55 (144A)	208,230	208,304
4.250%, 02/25/55 (144A)	498,459	500,818
Verizon Owner Trust 1.420%, 01/20/21 (144A)	250,000	248,833
1.920%, 12/20/21 (144A)	3,648,000	3,645,149
VM DEBT LLC 6.500%, 10/02/24 (144A) (g)	2,795,000	2,795,000
VML LLC 3.875%, 04/27/54 (144A)	52,344	52,285

		135,248,197

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 2.037%, 1M USD LIBOR + 0.800%, 12/27/22 (144A) (a)	141,007	141,162
2.037%, 1M USD LIBOR + 0.800%, 12/26/44 (144A) (a)	1,053,399	1,048,619

		1,189,781

Total Asset-Backed Securities (Cost $201,901,799)		201,377,544

Mortgage-Backed Securities—3.5%

Collateralized Mortgage Obligations—1.8%
Banc of America Funding Trust 3.177%, 05/20/34 (a)	1,053,203	1,069,141
Bear Stearns ALT-A Trust 1.877%, 1M USD LIBOR + 0.640%, 07/25/34 (a)	1,567,946	1,563,220
Countrywide Alternative Loan Trust 1.917%, 1M USD LIBOR + 0.680%, 08/25/34 (a)	146,624	147,636
Global Mortgage Securitization, Ltd. 1.557%, 1M USD LIBOR + 0.320%, 11/25/32 (144A) (a)	539,067	511,203
HarborView Mortgage Loan Trust 3.114%, 05/19/34 (a)	1,208,031	1,231,735
Headlands Residential LLC 3.875%, 08/25/22 (144A)	3,600,000	3,685,720
Homeowner Assistance Program Reverse Mortgage Loan Trust 4.000%, 05/26/53 (144A) (g)	1,077,279	1,071,354
Impac CMB Trust 1.977%, 1M USD LIBOR + 0.740%, 11/25/34 (a)	3,039,575	3,023,549
JPMorgan Mortgage Trust 3.728%, 08/25/34 (a)	209,844	211,873

Collateralized Mortgage Obligations—(Continued)
MASTR Asset Securitization Trust 5.500%, 12/25/33	489,212	497,234
Merrill Lynch Mortgage Investors Trust 1.697%, 1M USD LIBOR + 0.460%, 04/25/29 (a)	574,692	553,592
1.737%, 1M USD LIBOR + 0.500%, 05/25/29 (a)	1,375,711	1,345,580
1.857%, 1M USD LIBOR + 0.620%, 10/25/28 (a)	628,687	613,775
1.877%, 1M USD LIBOR + 0.640%, 10/25/28 (a)	1,214,634	1,190,995
2.094%, 6M USD LIBOR + 0.680%, 01/25/29 (a)	778,322	774,403
Sequoia Mortgage Trust 1.836%, 1M USD LIBOR + 0.600%, 12/20/34 (a)	1,568,339	1,543,324
1.876%, 1M USD LIBOR + 0.640%, 01/20/34 (a)	836,954	813,868
1.896%, 1M USD LIBOR + 0.660%, 07/20/33 (a)	1,030,750	971,300
1.916%, 1M USD LIBOR + 0.680%, 10/20/34 (a)	1,641,914	1,570,446
1.996%, 1M USD LIBOR + 0.760%, 04/20/33 (a)	853,499	814,647
Springleaf Mortgage Loan Trust 1.780%, 12/25/65 (144A) (a)	1,032,864	1,031,391
1.870%, 09/25/57 (144A) (a)	539,568	538,823
3.520%, 12/25/65 (144A) (a)	2,177,000	2,172,468
3.790%, 09/25/57 (144A) (a)	1,274,000	1,275,738
4.480%, 12/25/65 (144A) (a)	3,000,000	2,991,886
Structured Adjustable Rate Mortgage Loan Trust 3.448%, 06/25/34 (a)	541,869	545,599
Structured Asset Mortgage Investments Trust 2.137%, 1M USD LIBOR + 0.900%, 05/19/33 (a)	1,499,051	1,481,263
Structured Asset Mortgage Investments Trust II 1.937%, 1M USD LIBOR + 0.700%, 01/19/34 (a)	1,408,002	1,370,052
1.937%, 1M USD LIBOR + 0.700%, 03/19/34 (a)	1,551,042	1,510,794
Structured Asset Securities Corp. Mortgage Loan Trust 1.837%, 1M USD LIBOR + 0.600%, 10/25/27 (a)	336,398	331,573
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.363%, 11/25/33 (a)	849,799	855,648
Thornburg Mortgage Securities Trust 1.877%, 1M USD LIBOR + 0.640%, 09/25/43 (a)	768,310	742,132
2.660%, 12/25/44 (a)	1,049,665	1,052,541
3.061%, 04/25/45 (a)	2,501,299	2,506,927
Wells Fargo Mortgage-Backed Securities Trust 3.396%, 03/25/35 (a)	1,448,935	1,486,276

		43,097,706

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—1.7%
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	$1,131,224
BAMLL Re-REMIC Trust 1.836%, 09/27/44 (144A) (a)	2,704,000	2,662,121
BB-UBS Trust 2.892%, 06/05/30 (144A)	240,000	237,777
3.430%, 11/05/36 (144A)	2,950,000	3,019,537
Citigroup Commercial Mortgage Trust 2.110%, 01/12/30 (144A)	506,952	506,798
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.249%, 07/10/45 (144A) (a) (b)	120,000,000	1,458,396
2.029%, 1M LIBOR + 0.800%, 08/13/27 (144A) (a)	990,000	990,310
2.087%, 1M LIBOR + 0.850%, 02/13/32 (144A) (a)	2,605,000	2,606,219
2.837%, 1M LIBOR + 1.600%, 02/13/32 (144A) (a)	1,000,000	1,003,848
Commercial Mortgage Trust 3.086%, 04/12/35 (144A) (a)	1,871,000	1,888,866
4.353%, 08/10/30 (144A)	3,000,000	3,242,111
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	957,340
GS Mortgage Securities Corp. II 2.706%, 12/10/27 (144A)	256,062	258,857
GS Mortgage Securities Corp. Trust 2.318%, 01/10/30 (144A)	733,000	732,985
3.551%, 04/10/34 (144A)	3,500,000	3,650,300
GS Mortgage Securities Trust 5.565%, 08/10/44 (144A) (a)	500,000	491,779
Hilton USA Trust 2.134%, 1M LIBOR + 0.900%, 07/15/29 (144A) (a)	570,000	570,575
JPMorgan Chase Commercial Mortgage Securities Trust 5.716%, 02/15/51	314,264	313,984
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	801,660
Morgan Stanley Bank of America Merrill Lynch Trust 3.669%, 02/15/47	3,000,000	3,122,679
Morgan Stanley Re-REMIC Trust 0.250%, 07/27/49 (144A)	1,401,177	1,312,637
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	537,082
UBS-Barclays Commercial Mortgage Trust 3.244%, 04/10/46	2,228,000	2,299,978
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,428,395
3.808%, 12/13/29 (144A)	2,500,000	2,608,988
Wells Fargo Commercial Mortgage Trust 2.800%, 03/18/28 (144A) (a)	1,000,000	1,008,288
2.819%, 08/15/50	1,200,000	1,214,438
WF-RBS Commercial Mortgage Trust 4.349%, 03/15/45 (144A) (a)	300,000	277,562

		40,334,734

Total Mortgage-Backed Securities (Cost $82,108,250)		83,432,440

Foreign Government—1.0%
Security Description	Principal Amount*	Value

Electric—0.1%
Hydro-Quebec 8.050%, 07/07/24	1,100,000	1,431,700
9.400%, 02/01/21	845,000	1,021,498

		2,453,198

Provincial—0.0%
Province of Quebec Canada 7.125%, 02/09/24	200,000	249,990

Sovereign—0.9%
Colombia Government International Bonds 4.000%, 02/26/24	923,000	961,766
5.000%, 06/15/45	749,000	770,534
5.625%, 02/26/44	200,000	223,600
7.375%, 09/18/37	200,000	263,800
Israel Government AID Bonds
Zero Coupon, 11/01/24	6,960,000	5,808,909
Zero Coupon, 02/15/25	2,000,000	1,652,607
Zero Coupon, 08/15/25	2,500,000	2,032,318
Mexico Government International Bonds 3.600%, 01/30/25 (d)	537,000	550,425
3.625%, 03/15/22	2,948,000	3,089,504
4.000%, 10/02/23	1,374,000	1,452,593
4.125%, 01/21/26 (d)	389,000	409,811
4.350%, 01/15/47	228,000	221,730
4.600%, 01/23/46	222,000	224,220
5.550%, 01/21/45	737,000	847,181
5.750%, 10/12/10	500,000	536,000
Panama Government International Bonds 4.000%, 09/22/24	323,000	344,803
Peruvian Government International Bonds 5.625%, 11/18/50 (d)	73,000	92,163
Poland Government International Bonds 4.000%, 01/22/24 (d)	930,000	1,000,717
Republic of South Africa Government Bonds 5.875%, 09/16/25	384,000	414,720

		20,897,401

Total Foreign Government (Cost $23,547,437)		23,600,589

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $25,278,355 on 10/02/17, collateralized by $25,535,000 U.S. Treasury Note at 2.000% due 11/30/22 with a value of $25,784,324.	25,278,102	25,278,102

Total Short-Term Investments (Cost $25,278,102)		25,278,102

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (i)—5.6%

Security Description	Principal Amount*	Value

Certificates of Deposit—3.2%
ABN AMRO Bank NV Zero Coupon, 11/21/17	3,986,148	$3,993,360
Banco Del Estado De Chile New York 1.382%, 1M LIBOR + 0.150%, 01/05/18 (a)	4,000,000	3,999,688
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (a)	4,000,000	4,000,772
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (a)	1,000,000	1,000,118
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (a)	3,250,000	3,250,175
1.647%, 1M LIBOR + 0.410%, 10/27/17 (a)	1,500,000	1,500,313
Chiba Bank, Ltd., New York 1.360%, 11/07/17	2,000,000	2,000,000
1.360%, 11/20/17	1,000,000	1,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (a)	500,000	500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (a)	500,000	500,050
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (a)	4,000,000	4,000,144
1.494%, 1M LIBOR + 0.260%, 10/16/17 (a)	500,000	500,024
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV	996,524	998,830
Zero Coupon, 11/07/17	4,000,000	4,000,440
1.380%, 10/26/17	4,000,000	4,000,092
Landesbank Hessen-Thuringen 1.300%, 10/06/17	1,500,000	1,500,000
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (a)	2,000,000	2,001,493
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (a)	2,000,000	2,000,068
1.494%, 1M LIBOR + 0.260%, 10/18/17 (a)	1,500,000	1,500,525
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (a)	4,500,000	4,499,842
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (a)	3,000,000	3,000,096
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (a)	1,000,000	1,000,037
1.486%, 1M LIBOR + 0.250%, 10/13/17 (a)	2,000,000	1,999,910

Certificates of Deposit—(Continued)
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (a)	1,000,000	1,000,082
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (a)	5,000,000	5,001,265
Standard Chartered plc 1.460%, 02/02/18	3,000,000	2,999,910
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (a)	1,700,000	1,700,177
1.432%, 1M LIBOR + 0.200%, 02/05/18 (a)	1,500,000	1,500,150
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (a)	3,500,000	3,500,476
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (a)	2,000,000	1,999,998
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (a)	1,500,000	1,499,990
1.694%, 3M LIBOR + 0.380%, 10/26/17 (a)	1,700,000	1,700,410

		75,648,429

Commercial Paper—1.5%
Barton Capital S.A. 1.320%, 12/11/17	996,700	997,384
1.330%, 10/05/17	3,987,143	3,999,720
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (a)	2,000,000	2,000,342
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (a)	1,000,000	1,000,054
Kells Funding LLC 1.400%, 03/01/18	1,985,767	1,987,954
LMA S.A. & LMA Americas 1.420%, 12/11/17	4,473,198	4,488,682
Macquarie Bank, Ltd., London 1.340%, 10/27/17	3,986,302	3,996,278
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (a)	1,500,000	1,500,774
Ridgefield Funding Co. LLC 1.350%, 11/17/17	996,063	998,294
1.431%, 1M LIBOR + 0.200%, 03/07/18 (a)	2,000,000	2,000,000
Sheffield Receivables Co. 1.330%, 10/05/17	2,491,688	2,499,838
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (a)	3,500,000	3,500,213

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18	4,000,000	$4,000,928
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (a)	2,500,000	2,500,463

		35,470,924

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $835,358 on 10/02/17, collateralized by $1,389,157 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $851,991.	835,285	835,285
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,100,184 on 10/02/17, collateralized by $2,137,816 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,142,000.	2,100,000	2,100,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,524,368 on 01/02/18, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $200,020 on 10/02/17, collateralized by $201,182 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,400,146 on 10/02/17, collateralized by $1,426,011 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,428,001.	1,400,000	1,400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $200,021 on 10/02/17, collateralized by $200,991 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $204,001.	200,000	200,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $5,026,600 on 01/02/18, collateralized by $26,921 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $5,557,677.	5,000,000	5,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,000,085 on 10/02/17, collateralized by $959,293 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,020,778.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,551,419 on 01/02/18, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000

		14,935,285

Time Deposits—0.3%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	100,000	100,000
National Bank of Canada 1.060%, 10/02/17	2,000,000	2,000,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Standard Chartered plc 1.200%, 10/02/17	100,000	100,000

		6,400,000

Total Securities Lending Reinvestments (Cost $132,443,389)		132,454,638

Total Investments—105.1% (Cost $2,504,564,117)		2,517,135,498
Other assets and liabilities (net)—(5.1)%		(123,223,007)

Net Assets—100.0%		$2,393,912,491

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $129,152,398 and the collateral received consisted of cash in the amount of $132,384,817. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Principal amount of security is adjusted for inflation.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.05% of net assets.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $24,824,938, which is 1.0% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $352,079,632, which is 14.7% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Camillo, 5.000%, 12/05/23	11/17/16	$3,561,416	$3,561,416	$3,553,625
Carlyle Global Market Strategies CLO, Ltd., 1.000%, 07/15/19	05/22/14	178,168	590,944	176,387
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	115,725
Homeowner Assistance Program Reverse Mortgage Loan Trust, 4.000%, 05/26/53	05/03/13	1,077,279	1,061,976	1,071,354
LV Tower 52 Issuer LLC, 5.750%, 02/15/23	08/04/15	2,567,815	2,564,929	2,571,025
LV Tower 52 Issuer LLC, 7.750%, 02/15/23	08/04/15	1,308,639	1,307,765	1,315,182
Purchasing Power Funding LLC, 5.500%, 02/27/19	11/04/16	617,482	614,395	617,482
RBSHD Trust, 7.685%, 10/25/47	09/27/13	754,679	754,679	756,317
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	4,305,001	4,291,473	4,305,001
Trafigura Securitisation Finance plc, 2.184%, 10/15/18	01/30/14	3,188,000	3,188,000	3,188,401
Tricolor Auto Securitization Trust, 5.090%, 05/15/20	02/21/17	1,655,721	1,655,721	1,653,981
USASF Receivables LLC, 5.750%, 09/15/30	09/06/17	2,710,000	2,703,225	2,705,458
VM DEBT LLC, 6.500%, 10/02/24	03/23/17	2,795,000	2,788,012	2,795,000

				$24,824,938

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,372,545,203	$—	$1,372,545,203
Corporate Bonds & Notes
Aerospace/Defense	—	8,455,284	176,387	8,631,671
Agriculture	—	1,511,404	—	1,511,404
Airlines	—	4,978,435	—	4,978,435
Auto Manufacturers	—	22,331,898	—	22,331,898
Auto Parts & Equipment	—	205,218	—	205,218
Banks	—	170,100,825	—	170,100,825
Beverages	—	10,817,978	—	10,817,978
Biotechnology	—	8,063,368	—	8,063,368
Building Materials	—	2,460,911	—	2,460,911
Chemicals	—	12,178,404	—	12,178,404
Commercial Services	—	6,606,993	—	6,606,993
Computers	—	13,095,321	—	13,095,321
Cosmetics/Personal Care	—	746,989	—	746,989
Distribution/Wholesale	—	204,686	—	204,686
Diversified Financial Services	—	35,504,065	—	35,504,065
Electric	—	48,360,621	—	48,360,621
Electronics	—	2,629,301	—	2,629,301
Engineering & Construction	—	779,179	—	779,179
Environmental Control	—	953,255	—	953,255
Food	—	9,856,413	—	9,856,413
Forest Products & Paper	—	1,273,040	—	1,273,040
Gas	—	9,928,260	—	9,928,260
Healthcare-Products	—	4,985,925	—	4,985,925
Healthcare-Services	—	7,814,821	—	7,814,821
Holding Companies-Diversified	—	1,186,144	—	1,186,144
Household Products/Wares	—	596,954	—	596,954
Insurance	—	30,616,074	—	30,616,074
Internet	—	6,464,094	—	6,464,094
Iron/Steel	—	2,728,823	—	2,728,823
Machinery-Construction & Mining	—	2,657,769	—	2,657,769
Machinery-Diversified	—	1,482,703	—	1,482,703
Media	—	29,156,330	—	29,156,330
Mining	—	2,661,769	—	2,661,769
Miscellaneous Manufacturing	—	7,140,117	—	7,140,117
Multi-National	—	1,436,916	—	1,436,916
Oil & Gas	—	51,146,961	—	51,146,961
Oil & Gas Services	—	4,088,377	—	4,088,377
Pharmaceuticals	—	18,127,544	—	18,127,544

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$25,588,352	$—	$25,588,352
Real Estate	—	2,740,846	—	2,740,846
Real Estate Investment Trusts	—	22,434,604	—	22,434,604
Retail	—	10,097,556	—	10,097,556
Savings & Loans	—	646,829	—	646,829
Semiconductors	—	5,315,381	—	5,315,381
Software	—	12,186,879	—	12,186,879
Telecommunications	—	43,176,002	—	43,176,002
Transportation	—	9,089,516	—	9,089,516
Trucking & Leasing	—	2,137,980	—	2,137,980
Water	—	1,523,481	—	1,523,481
Total Corporate Bonds & Notes	—	678,270,595	176,387	678,446,982
Asset-Backed Securities
Asset-Backed - Automobile	—	63,244,739	—	63,244,739
Asset-Backed - Credit Card	—	1,481,697	—	1,481,697
Asset-Backed - Home Equity	—	213,130	—	213,130
Asset-Backed - Other	—	135,132,472	115,725	135,248,197
Asset-Backed - Student Loan	—	1,189,781	—	1,189,781
Total Asset-Backed Securities	—	201,261,819	115,725	201,377,544
Total Mortgage-Backed Securities*	—	83,432,440	—	83,432,440
Total Foreign Government*	—	23,600,589	—	23,600,589
Total Short-Term Investment*	—	25,278,102	—	25,278,102
Total Securities Lending Reinvestments*	—	132,454,638	—	132,454,638
Total Investments	$—	$2,516,843,386	$292,112	$2,517,135,498

Collateral for Securities Loaned (Liability)	$—	$(132,384,817)	$—	$(132,384,817)

* See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of

Level 3 assets for the period ended September 30, 2017 is not presented.

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—36.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus SE	30,125	$2,867,375
BAE Systems plc	100,435	849,989
General Dynamics Corp.	6,683	1,373,891
Northrop Grumman Corp.	4,429	1,274,312
Safran S.A.	11,088	1,132,850
Thales S.A.	8,387	949,056
United Technologies Corp.	4,669	541,977

		8,989,450

Air Freight & Logistics—0.1%
Deutsche Post AG	37,770	1,681,408
FedEx Corp.	1,011	228,061
Yamato Holdings Co., Ltd.	45,300	915,252

		2,824,721

Airlines—0.2%
Delta Air Lines, Inc.	22,962	1,107,228
Japan Airlines Co., Ltd.	28,800	974,867
Ryanair Holdings plc (ADR) (a)	9,671	1,019,517
United Continental Holdings, Inc. (a)	11,591	705,660

		3,807,272

Auto Components—0.3%
Bridgestone Corp.	89,100	4,046,199
Delphi Automotive plc	7,707	758,369
Lear Corp.	1,611	278,832
NGK Spark Plug Co., Ltd.	49,200	1,048,842

		6,132,242

Automobiles—1.0%
Astra International Tbk PT	2,230,400	1,308,070
Daimler AG	44,021	3,510,359
Ford Motor Co.	63,235	756,923
Honda Motor Co., Ltd.	68,900	2,042,547
Hyundai Motor Co.	11,280	1,483,560
Mahindra & Mahindra, Ltd. (GDR)	80,140	1,546,702
Mazda Motor Corp.	58,900	903,388
Renault S.A.	13,380	1,314,592
Suzuki Motor Corp.	78,200	4,105,560
Toyota Motor Corp.	77,200	4,608,794

		21,580,495

Banks—4.6%
Australia & New Zealand Banking Group, Ltd.	90,529	2,110,331
Banco Santander Chile (ADR)	31,930	948,640
Banco Santander S.A.	746,771	5,213,758
Bank Central Asia Tbk PT	722,600	1,089,377
Bank of America Corp.	167,184	4,236,443
Bank Rakyat Indonesia Persero Tbk PT	1,358,500	1,543,690
Bankia S.A.	225,632	1,088,300
BNP Paribas S.A.	58,331	4,706,923
Capitec Bank Holdings, Ltd.	11,790	748,343
Citigroup, Inc.	53,914	3,921,704
Comerica, Inc.	5,945	453,366
Commonwealth Bank of Australia	32,330	1,914,693

Banks—(Continued)
Credicorp, Ltd.	7,410	1,519,198
Credit Agricole S.A.	115,164	2,094,038
DBS Group Holdings, Ltd.	348,200	5,357,716
Erste Group Bank AG (a)	25,174	1,090,760
Grupo Financiero Banorte S.A.B. de C.V. - Class O	129,810	893,700
Hang Seng Bank, Ltd.	17,300	422,231
HDFC Bank, Ltd. (ADR)	68,526	6,603,851
HSBC Holdings plc	620,808	6,128,297
HSBC Holdings plc	28,400	279,152
ING Groep NV	345,599	6,373,822
Intesa Sanpaolo S.p.A.	141,074	498,872
Itau Unibanco Holding S.A. (ADR) (b)	178,170	2,440,929
KeyCorp	46,783	880,456
Lloyds Banking Group plc	1,322,687	1,200,570
Mitsubishi UFJ Financial Group, Inc.	866,200	5,628,393
Nordea Bank AB	38,440	522,154
Oversea-Chinese Banking Corp., Ltd.	278,600	2,296,866
Public Bank Bhd	162,700	787,621
Regions Financial Corp.	12,201	185,821
Sberbank of Russia PJSC	71,260	238,441
Sberbank of Russia PJSC (ADR)	172,620	2,463,287
Siam Commercial Bank PCL (The)	305,000	1,399,250
Societe Generale S.A.	26,774	1,566,284
Standard Chartered plc (a)	154,473	1,535,340
Sumitomo Mitsui Financial Group, Inc.	75,500	2,904,307
Sumitomo Mitsui Trust Holdings, Inc.	22,100	798,588
SunTrust Banks, Inc.	5,100	304,827
SVB Financial Group (a)	1,540	288,119
Svenska Handelsbanken AB - A Shares	74,361	1,123,984
UniCredit S.p.A. (a)	60,080	1,279,574
United Overseas Bank, Ltd.	172,000	2,980,725
Wells Fargo & Co.	62,039	3,421,451
Westpac Banking Corp.	19,065	480,280
Zions Bancorp	3,953	186,503

		94,150,975

Beverages—0.8%
Ambev S.A. (ADR)	279,590	1,842,498
Anheuser-Busch InBev S.A.	20,377	2,435,593
Britvic plc	75,187	761,242
Coca-Cola Co. (The)	13,752	618,977
Constellation Brands, Inc. - Class A	6,408	1,278,076
Heineken NV	15,125	1,497,017
Kirin Holdings Co., Ltd.	32,100	755,785
Molson Coors Brewing Co. - Class B	19,083	1,557,936
PepsiCo, Inc.	26,364	2,937,740
Pernod-Ricard S.A.	9,473	1,309,834
Suntory Beverage & Food, Ltd.	20,200	900,310
Tsingtao Brewery Co., Ltd. - Class H	166,000	637,130

		16,532,138

Biotechnology—0.5%
AbbVie, Inc.	2,809	249,608
Alexion Pharmaceuticals, Inc. (a)	2,650	371,768
Amgen, Inc.	680	126,786

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Biogen, Inc. (a)	5,144	$1,610,689
BioMarin Pharmaceutical, Inc. (a)	1,057	98,375
Celgene Corp. (a)	14,319	2,087,997
CSL, Ltd.	5,853	615,346
Gilead Sciences, Inc.	20,391	1,652,079
Shire plc	36,187	1,843,506
Vertex Pharmaceuticals, Inc. (a)	5,904	897,644

		9,553,798

Building Products—0.1%
Allegion plc	10,262	887,355
Daikin Industries, Ltd.	11,500	1,165,763
Masco Corp.	13,405	522,929

		2,576,047

Capital Markets—0.8%
3i Group plc	231,043	2,827,035
Ameriprise Financial, Inc.	1,677	249,051
Bank of New York Mellon Corp. (The)	24,320	1,289,446
BlackRock, Inc.	373	166,765
Charles Schwab Corp. (The)	42,671	1,866,429
Credit Suisse Group AG (a)	22,255	352,325
Deutsche Bank AG	9,656	166,964
Deutsche Boerse AG	12,227	1,325,321
Intercontinental Exchange, Inc.	15,893	1,091,849
Macquarie Group, Ltd.	15,751	1,125,772
Morgan Stanley	50,736	2,443,953
Schroders plc	24,564	1,105,408
State Street Corp.	13,367	1,277,083
UBS Group AG (a)	89,755	1,534,013

		16,821,414

Chemicals—1.0%
Air Liquide S.A.	18,543	2,471,329
Albemarle Corp.	1,704	232,272
Asahi Kasei Corp.	219,000	2,698,338
BASF SE	2,960	314,998
Celanese Corp. - Series A	4,691	489,131
Chr Hansen Holding A/S	8,767	751,912
Covestro AG	12,136	1,043,493
DowDuPont, Inc.	42,014	2,908,629
Eastman Chemical Co.	16,321	1,476,887
Linde AG	4,760	992,680
Mitsui Chemicals, Inc.	21,400	650,766
Mosaic Co. (The)	3,767	81,330
Shin-Etsu Chemical Co., Ltd.	10,500	939,692
Sumitomo Chemical Co., Ltd.	810,000	5,065,298

		20,116,755

Commercial Services & Supplies—0.0%
Rentokil Initial plc	171,046	689,589

Communications Equipment—0.1%
Cisco Systems, Inc.	21,836	734,345
Harris Corp.	1,230	161,966

Communications Equipment—(Continued)
Nokia Oyj	223,527	1,342,311

		2,238,622

Construction & Engineering—0.0%
Kajima Corp.	78,000	775,477

Construction Materials—0.2%
HeidelbergCement AG	5,076	521,761
LafargeHolcim, Ltd. (a)	4,078	238,396
LafargeHolcim, Ltd. (a)	29,505	1,727,130
Siam Cement PCL (The)	67,800	1,016,492
Vulcan Materials Co.	1,239	148,184

		3,651,963

Consumer Finance—0.1%
American Express Co.	15,784	1,427,821
Capital One Financial Corp.	9,782	828,144

		2,255,965

Containers & Packaging—0.0%
Crown Holdings, Inc. (a)	7,900	471,788
WestRock Co.	8,682	492,530

		964,318

Diversified Consumer Services—0.0%
H&R Block, Inc.	4,500	119,160

Diversified Financial Services—0.4%
AMP, Ltd.	117,883	448,261
Berkshire Hathaway, Inc. - Class B (a)	18,842	3,454,115
FirstRand, Ltd.	444,380	1,710,335
ORIX Corp.	36,900	595,667
Remgro, Ltd.	81,963	1,244,100
Voya Financial, Inc.	7,012	279,709

		7,732,187

Diversified Telecommunication Services—0.7%
AT&T, Inc.	39,782	1,558,261
Deutsche Telekom AG	134,372	2,506,884
Nippon Telegraph & Telephone Corp.	117,500	5,388,697
Telecom Italia S.p.A. (a)	2,287,291	2,145,130
Telefonica S.A.	77,830	846,621
Verizon Communications, Inc.	30,302	1,499,646

		13,945,239

Electric Utilities—0.6%
American Electric Power Co., Inc.	8,395	589,665
Duke Energy Corp.	6,113	513,003
Edison International	9,127	704,331
Enel S.p.A.	757,791	4,563,252
Exelon Corp.	16,477	620,689
Iberdrola S.A.	162,298	1,260,660
Kyushu Electric Power Co., Inc.	36,600	389,430
NextEra Energy, Inc.	14,720	2,157,216

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
PG&E Corp.	8,748	$595,651
Xcel Energy, Inc.	26,637	1,260,463

		12,654,360

Electrical Equipment—0.6%
Eaton Corp. plc	20,110	1,544,247
Mabuchi Motor Co., Ltd.	24,000	1,202,296
Mitsubishi Electric Corp.	406,200	6,354,042
Nidec Corp.	10,200	1,255,297
Schneider Electric SE (a)	22,678	1,973,890

		12,329,772

Electronic Equipment, Instruments & Components—0.2%
Delta Electronics, Inc.	262,867	1,355,564
Hitachi, Ltd.	202,000	1,424,894
Keyence Corp.	1,200	639,757
TE Connectivity, Ltd.	15,146	1,258,027

		4,678,242

Energy Equipment & Services—0.0%
Halliburton Co.	1,789	82,347
TechnipFMC plc (a)	25,164	697,765

		780,112

Equity Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc.	4,911	876,221
Boston Properties, Inc.	2,558	314,327
Brixmor Property Group, Inc.	6,155	115,714
Dexus	118,744	888,369
Digital Realty Trust, Inc.	1,719	203,409
Equinix, Inc.	979	436,928
Equity Residential	1,792	118,146
Extra Space Storage, Inc. (b)	5,886	470,409
Federal Realty Investment Trust	3,356	416,849
First Real Estate Investment Trust	820,000	807,025
Goodman Group	182,650	1,185,717
HCP, Inc.	10,765	299,590
Lippo Malls Indonesia Retail Trust	2,848,700	903,146
Mapletree Logistics Trust	1,189,500	1,088,242
Mid-America Apartment Communities, Inc.	2,158	230,647
Omega Healthcare Investors, Inc.	3,361	107,249
Prologis, Inc.	7,716	489,657
Public Storage	4,399	941,342
Regency Centers Corp.	2,343	145,360
SBA Communications Corp. (a)	840	121,002
Vornado Realty Trust	4,759	365,872

		10,525,221

Food & Staples Retailing—0.6%
Bid Corp., Ltd.	75,189	1,688,358
Costco Wholesale Corp.	9,811	1,611,849
Magnit PJSC (GDR)	43,410	1,777,640
President Chain Store Corp.	170,000	1,434,257
Seven & i Holdings Co., Ltd.	37,200	1,436,825
Shoprite Holdings, Ltd.	69,550	1,062,909

Food & Staples Retailing—(Continued)
Wal-Mart de Mexico S.A.B. de C.V.	319,340	731,273
Wal-Mart Stores, Inc.	1,418	110,803
Walgreens Boots Alliance, Inc. (b)	22,024	1,700,693
Wesfarmers, Ltd.	46,930	1,522,083

		13,076,690

Food Products—0.8%
Archer-Daniels-Midland Co.	4,056	172,421
Associated British Foods plc	19,761	846,170
J.M. Smucker Co. (The)	639	67,050
Kraft Heinz Co. (The)	2,187	169,602
Marine Harvest ASA (a)	286,886	5,680,953
McCormick & Co., Inc.	1,179	121,013
Mondelez International, Inc. - Class A	45,120	1,834,579
Nestle S.A.	58,329	4,885,134
Tiger Brands, Ltd.	29,330	817,562
WH Group, Ltd.	2,035,500	2,167,358

		16,761,842

Gas Utilities—0.0%
Tokyo Gas Co., Ltd.	22,400	549,282

Health Care Equipment & Supplies—0.5%
Abbott Laboratories	29,912	1,596,104
Becton Dickinson & Co.	5,387	1,055,583
Boston Scientific Corp. (a)	47,757	1,393,072
Cooper Cos., Inc. (The)	559	132,544
Danaher Corp.	7,634	654,844
Hoya Corp.	51,400	2,787,862
Koninklijke Philips NV	28,156	1,164,568
Zimmer Biomet Holdings, Inc.	7,141	836,140

		9,620,717

Health Care Providers & Services—0.4%
AmerisourceBergen Corp.	2,766	228,887
Cigna Corp.	8,544	1,597,215
HCA Healthcare, Inc. (a)	1,397	111,187
Humana, Inc.	2,563	624,424
Medipal Holdings Corp.	36,100	627,380
Spire Healthcare Group plc	220,758	666,672
UnitedHealth Group, Inc.	20,097	3,935,998

		7,791,763

Hotels, Restaurants & Leisure—0.3%
Carnival Corp.	2,800	180,796
Hilton Worldwide Holdings, Inc.	3,432	238,352
InterContinental Hotels Group plc	25,991	1,371,563
McDonald’s Corp.	1,432	224,366
Royal Caribbean Cruises, Ltd.	9,614	1,139,644
Sands China, Ltd.	287,200	1,499,976
Sodexo S.A.	8,152	1,017,629
Starbucks Corp. (b)	17,947	963,933
Whitbread plc	9,174	463,018
Yum! Brands, Inc.	3,720	273,829

		7,373,106

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.3%
Barratt Developments plc	94,190	$775,658
D.R. Horton, Inc.	10,736	428,688
Haseko Corp.	155,500	2,073,891
Mohawk Industries, Inc. (a)	650	160,882
Newell Brands, Inc.	2,405	102,621
Panasonic Corp.	86,100	1,248,324
PulteGroup, Inc. (b)	4,273	116,781
Sony Corp.	26,000	967,760
Taylor Wimpey plc	285,080	746,850
Toll Brothers, Inc. (b)	11,075	459,280

		7,080,735

Household Products—0.2%
Kimberly-Clark Corp.	10,463	1,231,286
Procter & Gamble Co. (The)	17,578	1,599,246
Reckitt Benckiser Group plc	3,446	314,878
Unilever Indonesia Tbk PT	168,400	611,786

		3,757,196

Independent Power and Renewable Electricity Producers—0.0%
Electric Power Development Co., Ltd.	12,700	319,055

Industrial Conglomerates—1.1%
Bidvest Group, Ltd. (The)	70,469	899,429
CK Hutchison Holdings, Ltd.	494,500	6,346,066
General Electric Co.	89,680	2,168,462
Honeywell International, Inc.	21,794	3,089,082
Jardine Matheson Holdings, Ltd.	31,300	1,983,293
KOC Holding A/S	117,430	539,114
Siemens AG	61,310	8,637,646

		23,663,092

Insurance—2.1%
AIA Group, Ltd.	1,410,600	10,461,431
Allianz SE	5,010	1,124,822
American International Group, Inc.	21,790	1,337,688
Arthur J. Gallagher & Co.	13,552	834,126
Assicurazioni Generali S.p.A.	57,872	1,079,508
Aviva plc	169,131	1,167,281
AXA S.A.	197,904	5,987,105
Chubb, Ltd.	11,537	1,644,599
Everest Re Group, Ltd.	466	106,430
Hartford Financial Services Group, Inc. (The)	11,206	621,149
Lincoln National Corp.	1,596	117,274
MS&AD Insurance Group Holdings, Inc.	22,300	719,719
NN Group NV	22,288	934,131
Ping An Insurance Group Co. of China, Ltd. - Class H	431,500	3,329,379
Prudential Financial, Inc.	11,464	1,218,852
Prudential plc	358,141	8,575,524
Sanlam, Ltd.	145,490	728,097
Swiss Re AG	13,056	1,182,743
XL Group, Ltd. (b)	4,262	168,136
Zurich Insurance Group AG	4,466	1,363,901

		42,701,895

Internet & Direct Marketing Retail—0.3%
Amazon.com, Inc. (a)	4,083	3,925,192
JD.com, Inc. (ADR) (a)	26,050	995,110
Priceline Group, Inc. (The) (a)	311	569,385

		5,489,687

Internet Software & Services—1.4%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	28,464	4,916,017
Alphabet, Inc. - Class A (a)	4,161	4,051,649
Alphabet, Inc. - Class C (a)	4,216	4,043,608
Baidu, Inc. (ADR) (a)	10,250	2,538,822
Facebook, Inc. - Class A (a)	32,232	5,507,482
Tencent Holdings, Ltd.	169,100	7,310,556

		28,368,134

IT Services—1.2%
Accenture plc - Class A	21,838	2,949,659
Atos SE	14,744	2,289,387
Automatic Data Processing, Inc.	1,086	118,721
Capgemini SE	43,158	5,054,857
Cielo S.A.	146,407	1,016,064
Fidelity National Information Services, Inc.	10,781	1,006,838
Fujitsu, Ltd.	143,000	1,065,467
Infosys, Ltd. (ADR) (b)	144,420	2,107,088
International Business Machines Corp.	5,313	770,810
Otsuka Corp.	15,300	983,166
Tata Consultancy Services, Ltd.	61,130	2,282,338
Vantiv, Inc. - Class A (a) (b)	6,375	449,246
Visa, Inc. - Class A	37,915	3,990,175
WEX, Inc. (a) (b)	2,708	303,892

		24,387,708

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	7,902	507,308
Illumina, Inc. (a)	2,725	542,820
Thermo Fisher Scientific, Inc.	4,103	776,288

		1,826,416

Machinery—0.6%
Cargotec Oyj - B Shares	13,908	874,586
Deere & Co.	7,755	973,950
DMG Mori Co., Ltd.	40,300	723,939
Fortive Corp.	1,621	114,751
Ingersoll-Rand plc	21,488	1,916,085
PACCAR, Inc.	11,985	866,995
Parker-Hannifin Corp.	1,491	260,955
Snap-on, Inc.	3,876	577,563
Stanley Black & Decker, Inc.	11,708	1,767,557
THK Co., Ltd.	64,300	2,201,648
Wartsila Oyj Abp	16,056	1,137,977
WEG S.A.	117,882	796,512

		12,212,518

Media—0.7%
Charter Communications, Inc. - Class A (a)	5,815	2,113,287
Comcast Corp. - Class A	73,928	2,844,750

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Dentsu, Inc.	10,600	$465,564
DISH Network Corp. - Class A (a)	10,644	577,224
I-CABLE Communications, Ltd. (a)	26,899	896
Informa plc	110,604	997,008
ITV plc	325,834	762,861
Sirius XM Holdings, Inc. (b)	20,573	113,563
Time Warner, Inc.	3,956	405,292
Twenty-First Century Fox, Inc. - Class A (b)	53,136	1,401,728
Vivendi S.A.	55,428	1,403,650
Walt Disney Co. (The)	18,103	1,784,413
WPP plc	84,843	1,574,824

		14,445,060

Metals & Mining—0.8%
Alcoa Corp. (a)	5,715	266,433
ArcelorMittal (a)	44,760	1,155,545
BHP Billiton plc	223,552	3,938,659
BHP Billiton, Ltd.	109,973	2,223,324
Newmont Mining Corp.	5,276	197,903
Nippon Steel & Sumitomo Metal Corp.	23,100	530,909
Norsk Hydro ASA	102,384	744,493
Nucor Corp.	2,200	123,288
Outokumpu Oyj	97,886	1,016,940
Rio Tinto plc	117,237	5,457,306
Rio Tinto, Ltd.	17,058	893,764
Vale S.A. (ADR)	90,065	906,955

		17,455,519

Multi-Utilities—0.4%
Centrica plc	432,272	1,083,306
CMS Energy Corp.	12,062	558,712
Engie S.A.	210,087	3,565,889
NiSource, Inc.	14,098	360,768
RWE AG (a)	149,560	3,397,424

		8,966,099

Multiline Retail—0.2%
Dollar Tree, Inc. (a)	7,932	688,656
Lojas Renner S.A.	143,280	1,631,333
Marui Group Co., Ltd. (b)	55,700	798,314
Takashimaya Co., Ltd.	48,000	449,974

		3,568,277

Oil, Gas & Consumable Fuels—1.4%
Anadarko Petroleum Corp.	13,756	671,981
BP plc	250,885	1,604,072
Cabot Oil & Gas Corp. (b)	4,869	130,246
Chevron Corp. (b)	16,024	1,882,820
CNOOC, Ltd.	702,000	908,270
Concho Resources, Inc. (a)	5,593	736,710
Diamondback Energy, Inc. (a)	8,683	850,587
EOG Resources, Inc.	16,672	1,612,849
EQT Corp. (b)	7,800	508,872
Exxon Mobil Corp.	36,731	3,011,207
Galp Energia SGPS S.A.	37,419	663,630

Oil, Gas & Consumable Fuels—(Continued)
JXTG Holdings, Inc.	195,900	1,010,258
Kinder Morgan, Inc.	45,583	874,282
Lukoil PJSC (ADR)	21,560	1,143,327
Occidental Petroleum Corp.	21,653	1,390,339
Oil Search, Ltd.	112,180	618,558
Phillips 66	5,200	476,372
Pioneer Natural Resources Co. (b)	10,638	1,569,530
Repsol S.A.	34,263	632,116
Royal Dutch Shell plc - A Shares	61,705	1,859,479
Royal Dutch Shell plc - B Shares	83,727	2,574,760
Total S.A.	37,193	2,000,365
Ultrapar Participacoes S.A.	69,660	1,656,409
Valero Energy Corp.	6,508	500,660

		28,887,699

Personal Products—0.1%
Unilever NV	20,659	1,223,156

Pharmaceuticals—2.4%
Allergan plc (b)	7,876	1,614,186
Aspen Pharmacare Holdings, Ltd.	26,600	596,730
AstraZeneca plc	42,451	2,830,044
Bayer AG	29,516	4,022,257
Bristol-Myers Squibb Co.	29,040	1,851,010
Eli Lilly & Co.	19,558	1,672,991
GlaxoSmithKline plc	174,940	3,489,812
Johnson & Johnson	18,655	2,425,337
Kyowa Hakko Kirin Co., Ltd.	45,000	766,227
Merck & Co., Inc.	23,970	1,534,799
Merck KGaA	22,903	2,548,787
Mylan NV (a)	3,600	112,932
Novartis AG	55,836	4,791,361
Novo Nordisk A/S - Class B	66,552	3,195,052
Otsuka Holdings Co., Ltd.	19,400	771,038
Pfizer, Inc.	103,831	3,706,767
Roche Holding AG	25,905	6,613,071
Sanofi	57,520	5,717,727
Teva Pharmaceutical Industries, Ltd. (ADR)	38,260	673,376

		48,933,504

Real Estate Management & Development—0.6%
CK Asset Holdings, Ltd.	150,500	1,251,747
Deutsche Wohnen SE	66,913	2,841,576
Mitsui Fudosan Co., Ltd.	48,800	1,059,155
Savills plc	16,065	200,532
Sumitomo Realty & Development Co., Ltd.	26,000	787,537
Sun Hung Kai Properties, Ltd.	39,000	636,525
TAG Immobilien AG	128,125	2,152,397
Vonovia SE	46,855	1,993,867
Wharf Holdings, Ltd. (The)	97,000	864,525

		11,787,861

Road & Rail—0.3%
Central Japan Railway Co.	6,400	1,122,746
East Japan Railway Co.	15,300	1,413,405

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Norfolk Southern Corp.	9,158	$1,211,054
Union Pacific Corp.	22,711	2,633,795

		6,381,000

Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.	22,884	1,971,914
ASML Holding NV	40,190	6,856,061
Broadcom, Ltd.	10,537	2,555,644
Infineon Technologies AG	157,543	3,960,477
Microchip Technology, Inc. (b)	8,501	763,220
NVIDIA Corp. (b)	5,206	930,677
Renesas Electronics Corp. (a)	73,200	798,688
SUMCO Corp.	322,000	5,073,887
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	176,720	6,635,836
Texas Instruments, Inc.	32,267	2,892,414
Tokyo Electron, Ltd.	41,100	6,335,951
Ulvac, Inc.	76,400	4,809,412

		43,584,181

Software—0.8%
Adobe Systems, Inc. (a)	19,828	2,957,941
Microsoft Corp.	112,675	8,393,161
Oracle Corp.	3,003	145,195
SAP SE	33,376	3,656,353
Symantec Corp.	6,520	213,921
Workday, Inc. - Class A (a) (b)	2,588	272,749

		15,639,320

Specialty Retail—0.5%
Best Buy Co., Inc. (b)	9,238	526,197
Dixons Carphone plc	153,319	397,811
Home Depot, Inc. (The)	18,386	3,007,214
Lowe’s Cos., Inc.	22,838	1,825,670
Mr. Price Group, Ltd.	29,300	389,651
O’Reilly Automotive, Inc. (a)	3,394	730,966
Ross Stores, Inc.	11,731	757,471
TJX Cos., Inc. (The)	27,045	1,994,028

		9,629,008

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	61,708	9,510,437
HP, Inc.	43,396	866,184
Samsung Electronics Co., Ltd. (GDR)	4,860	5,501,520

		15,878,141

Textiles, Apparel & Luxury Goods—0.2%
adidas AG	5,174	1,170,411
Burberry Group plc	40,166	948,827
Cie Financiere Richemont S.A.	13,013	1,189,305
NIKE, Inc. - Class B	14,097	730,929

		4,039,472

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	189,750	5,031,095

Tobacco—0.7%
Altria Group, Inc.	1,641	104,072
British American Tobacco plc	73,603	4,601,715
Imperial Brands plc	59,694	2,547,292
ITC, Ltd.	466,187	1,841,271
Japan Tobacco, Inc.	39,900	1,307,995
Philip Morris International, Inc.	29,601	3,286,007

		13,688,352

Trading Companies & Distributors—0.4%
Brenntag AG	24,673	1,374,933
Ferguson plc	24,152	1,584,767
HD Supply Holdings, Inc. (a)	7,240	261,147
Mitsubishi Corp.	99,900	2,323,441
Mitsui & Co., Ltd.	97,300	1,439,202
Sumitomo Corp.	41,300	594,571

		7,578,061

Transportation Infrastructure—0.1%
Atlantia S.p.A.	30,966	977,627
CCR S.A.	155,000	866,726

		1,844,353

Wireless Telecommunication Services—0.2%
KDDI Corp.	25,400	670,106
MTN Group, Ltd.	70,560	648,693
T-Mobile U.S., Inc. (a)	6,077	374,708
Vodafone Group plc	738,144	2,067,594

		3,761,101

Total Common Stocks (Cost $632,956,479)		743,726,629

Corporate Bonds & Notes—24.0%

Aerospace/Defense—0.6%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	279,000	281,779
Airbus SE 3.150%, 04/10/27 (144A)	245,000	249,059
3.950%, 04/10/47 (144A)	150,000	155,432
Arconic, Inc. 5.900%, 02/01/27	630,000	695,205
BAE Systems Finance, Inc. 7.500%, 07/01/27 (144A)	300,000	393,444
Boeing Co. (The) 7.250%, 06/15/25	11,000	14,119
8.625%, 11/15/31	200,000	308,779
General Dynamics Corp. 2.625%, 11/15/27 (b)	590,000	570,977

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Harris Corp. 2.700%, 04/27/20	70,000	$70,735
3.832%, 04/27/25	1,420,000	1,472,831
4.854%, 04/27/35	100,000	110,170
L3 Technologies, Inc. 3.850%, 12/15/26	136,000	141,104
Lockheed Martin Corp. 2.500%, 11/23/20	215,000	218,321
3.100%, 01/15/23	96,000	98,878
3.550%, 01/15/26	1,280,000	1,321,146
3.800%, 03/01/45	440,000	429,304
4.070%, 12/15/42	267,000	271,413
4.090%, 09/15/52 (144A)	514,000	513,995
Northrop Grumman Corp. 3.250%, 08/01/23	400,000	412,272
3.850%, 04/15/45	485,000	472,149
Northrop Grumman Systems Corp. 7.750%, 02/15/31	200,000	281,989
Raytheon Co. 3.150%, 12/15/24	91,000	93,253
Rockwell Collins, Inc. 2.800%, 03/15/22	1,115,000	1,126,934
3.200%, 03/15/24	850,000	865,728
4.350%, 04/15/47	50,000	51,790
United Technologies Corp. 2.800%, 05/04/24	600,000	600,537
3.125%, 05/04/27	425,000	423,346
3.750%, 11/01/46	60,000	57,861
4.150%, 05/15/45	260,000	267,704
5.400%, 05/01/35	525,000	617,314
5.700%, 04/15/40	250,000	310,400
6.700%, 08/01/28	233,000	300,425
8.875%, 11/15/19	41,000	46,725

		13,245,118

Agriculture—0.5%
Altria Group, Inc. 2.850%, 08/09/22	732,000	747,491
3.875%, 09/16/46	470,000	459,421
4.000%, 01/31/24	360,000	382,376
Archer-Daniels-Midland Co. 4.016%, 04/16/43	150,000	154,447
BAT Capital Corp. 2.764%, 08/15/22 (144A) (b)	490,000	492,753
3.222%, 08/15/24 (144A)	200,000	200,493
3.557%, 08/15/27 (144A)	795,000	802,991
4.390%, 08/15/37 (144A)	710,000	728,609
BAT International Finance plc 2.750%, 06/15/20 (144A)	255,000	258,967
Bunge, Ltd. Finance Corp. 3.000%, 09/25/22	150,000	150,172
3.250%, 08/15/26	185,000	178,265
3.500%, 11/24/20	26,000	26,761
3.750%, 09/25/27	695,000	693,865
Cargill, Inc. 4.760%, 11/23/45 (144A)	399,000	463,511

Agriculture—(Continued)
Imperial Brands Finance plc 3.750%, 07/21/22 (144A)	375,000	389,912
Philip Morris International, Inc. 2.125%, 05/10/23	1,230,000	1,197,985
2.375%, 08/17/22	1,790,000	1,781,590
Reynolds American, Inc. 4.450%, 06/12/25	737,000	789,945

		9,899,554

Airlines—0.2%
Air Canada Pass-Through Trust 3.600%, 03/15/27 (144A)	551,757	564,171
American Airlines Pass-Through Trust 3.200%, 06/15/28	487,000	487,146
3.350%, 10/15/29	714,000	722,925
3.600%, 10/15/29	200,000	203,000
3.650%, 06/15/28	21,428	21,734
3.650%, 02/15/29	202,000	207,757
4.950%, 01/15/23	418,721	448,589
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	34,537	36,178
Delta Air Lines Pass-Through Trust 4.750%, 05/07/20	45,084	47,113
6.821%, 08/10/22	474,593	546,921
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	201,387	210,208
United Airlines Pass-Through Trust 3.100%, 07/07/28	232,000	231,668
3.450%, 07/07/28 (b)	490,000	496,738

		4,224,148

Auto Manufacturers—0.7%
American Honda Finance Corp. 2.300%, 09/09/26	110,000	104,052
2.900%, 02/16/24 (b)	100,000	101,139
BMW U.S. Capital LLC 1.850%, 09/15/21 (144A)	600,000	589,478
Daimler Finance North America LLC 2.200%, 05/05/20 (144A)	380,000	380,449
2.250%, 09/03/19 (144A)	160,000	160,668
2.250%, 03/02/20 (144A)	430,000	430,999
2.375%, 08/01/18 (144A)	665,000	668,635
2.450%, 05/18/20 (144A)	630,000	634,425
3.300%, 05/19/25 (144A)	290,000	293,368
8.500%, 01/18/31	115,000	172,125
Ford Motor Co. 4.750%, 01/15/43	20,000	19,608
5.291%, 12/08/46 (b)	390,000	406,928
6.375%, 02/01/29	500,000	585,510
6.625%, 02/15/28	250,000	294,366
7.450%, 07/16/31	415,000	537,466
9.980%, 02/15/47	400,000	632,476
Ford Motor Credit Co. LLC 3.339%, 03/28/22	580,000	589,388
3.664%, 09/08/24	420,000	421,415

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC 4.134%, 08/04/25	240,000	$246,541
4.389%, 01/08/26	360,000	374,450
5.750%, 02/01/21	300,000	328,976
General Motors Co. 5.000%, 04/01/35	1,285,000	1,311,436
5.150%, 04/01/38	200,000	205,058
6.600%, 04/01/36	842,000	1,000,218
General Motors Financial Co., Inc. 3.100%, 01/15/19	304,000	308,289
3.450%, 01/14/22	400,000	408,552
3.700%, 05/09/23	102,000	103,946
4.000%, 10/06/26	287,000	287,519
4.300%, 07/13/25	530,000	547,218
4.350%, 01/17/27 (b)	487,000	500,440
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	146,000	146,231
2.600%, 09/28/22 (144A)	550,000	550,496
Toyota Motor Credit Corp. 2.625%, 01/10/23	400,000	403,965
4.250%, 01/11/21	150,000	159,652

		13,905,482

Auto Parts & Equipment—0.0%
Lear Corp. 3.800%, 09/15/27	75,000	74,715

Banks—5.7%
ABN AMRO Bank NV 2.450%, 06/04/20 (144A)	280,000	282,106
2.500%, 10/30/18 (144A)	350,000	352,491
4.750%, 07/28/25 (144A)	400,000	424,676
ANZ New Zealand International, Ltd. 2.875%, 01/25/22 (144A)	500,000	504,981
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	275,000	286,162
6.750%, 5Y USD ICE Swap + 5.168%, 06/15/26 (144A) (c)	530,000	598,900
Bank of America Corp. 2.503%, 10/21/22	1,300,000	1,287,756
2.625%, 10/19/20	1,775,000	1,793,971
2.816%, 3M USD LIBOR + 0.930%, 07/21/23 (c)	545,000	545,161
2.881%, 3M USD LIBOR + 1.021%, 04/24/23 (c)	625,000	627,710
3.705%, 3M USD LIBOR + 1.512%, 04/24/28 (c)	1,845,000	1,874,106
3.824%, 3M USD LIBOR + 1.575%, 01/20/28 (c)	115,000	118,244
3.950%, 04/21/25	1,610,000	1,656,890
4.000%, 04/01/24 (b)	486,000	513,436
4.125%, 01/22/24	826,000	878,752
4.244%, 3M USD LIBOR + 1.814%, 04/24/38 (c)	360,000	380,519
4.250%, 10/22/26	142,000	148,558

Banks—(Continued)
Bank of America Corp. 4.443%, 3M USD LIBOR + 1.990%, 01/20/48 (c)	145,000	157,016
4.450%, 03/03/26	647,000	684,031
6.875%, 04/25/18	800,000	823,027
7.625%, 06/01/19	250,000	272,827
Bank of Montreal 2.350%, 09/11/22	750,000	742,463
2.375%, 01/25/19	100,000	100,755
2.550%, 11/06/22	213,000	213,254
Bank of New York Mellon Corp. (The) 2.200%, 08/16/23	225,000	220,162
2.500%, 04/15/21	231,000	233,309
2.661%, 3M USD LIBOR + 0.634%, 05/16/23 (c)	1,000,000	1,004,151
3.550%, 09/23/21	352,000	368,154
4.500%, 3M USD LIBOR + 2.460%, 06/20/23 (c)	335,000	333,953
4.600%, 01/15/20	200,000	211,564
4.625%, 3M USD LIBOR + 3.131%, 09/20/26 (c)	166,000	169,353
Bank of Nova Scotia (The) 1.875%, 09/20/21 (144A)	750,000	735,600
2.450%, 03/22/21	355,000	357,180
2.450%, 09/19/22	710,000	706,311
Barclays Bank plc 4.375%, 01/12/26	200,000	208,819
Barclays plc 4.337%, 01/10/28	604,000	623,627
5.250%, 08/17/45	326,000	371,357
BB&T Corp. 2.450%, 01/15/20	139,000	140,476
3.950%, 03/22/22	175,000	184,664
BPCE S.A. 2.650%, 02/03/21	250,000	252,196
3.375%, 12/02/26 (b)	250,000	254,779
4.000%, 04/15/24	500,000	530,796
5.150%, 07/21/24 (144A)	785,000	846,240
Branch Banking & Trust Co. 2.850%, 04/01/21	610,000	622,202
Capital One Financial Corp. 3.050%, 03/09/22	545,000	551,223
3.750%, 07/28/26	315,000	311,954
4.200%, 10/29/25	100,000	102,760
Capital One N.A. 1.500%, 03/22/18	500,000	499,684
Citigroup, Inc. 2.150%, 07/30/18	181,000	181,519
2.500%, 07/29/19	215,000	216,800
2.750%, 04/25/22	1,000,000	1,004,808
2.876%, 3M USD LIBOR + 0.950%, 07/24/23 (c)	2,125,000	2,127,704
3.200%, 10/21/26	181,000	178,141
3.887%, 3M USD LIBOR + 1.563%, 01/10/28 (c)	1,245,000	1,278,106
4.125%, 07/25/28	74,000	76,142

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc. 4.400%, 06/10/25	925,000	$973,794
4.450%, 09/29/27	1,100,000	1,161,090
4.600%, 03/09/26	205,000	218,251
4.750%, 05/18/46	145,000	157,845
5.500%, 09/13/25	101,000	113,359
6.625%, 01/15/28	2,400,000	2,968,503
Comerica, Inc. 3.800%, 07/22/26 (b)	172,000	174,214
Commonwealth Bank of Australia 1.750%, 11/07/19 (144A)	1,040,000	1,034,644
2.500%, 09/18/22 (144A)	300,000	299,595
Cooperatieve Rabobank UA 3.750%, 07/21/26 (b)	590,000	598,581
4.375%, 08/04/25	477,000	500,897
4.625%, 12/01/23	500,000	537,293
Credit Agricole S.A. 2.750%, 06/10/20 (144A)	330,000	335,073
4.125%, 01/10/27 (144A) (b)	326,000	340,735
Credit Suisse AG 1.750%, 01/29/18	975,000	975,764
3.625%, 09/09/24	1,000,000	1,038,432
Credit Suisse Group AG 3.574%, 01/09/23 (144A)	2,039,000	2,088,050
4.282%, 01/09/28 (144A) (b)	840,000	874,958
Credit Suisse Group Funding Guernsey, Ltd. 4.875%, 05/15/45	250,000	279,392
Danske Bank A/S 2.200%, 03/02/20 (144A)	610,000	611,343
2.700%, 03/02/22 (144A)	200,000	201,095
Deutsche Bank AG 4.250%, 10/14/21	1,635,000	1,712,754
Discover Bank 3.100%, 06/04/20	895,000	915,907
4.250%, 03/13/26	250,000	258,654
Fifth Third Bancorp 8.250%, 03/01/38	50,000	76,019
Fifth Third Bank 3.850%, 03/15/26	590,000	606,132
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	2,019,000	2,001,730
2.375%, 01/22/18	1,230,000	1,232,894
2.600%, 04/23/20	631,000	636,688
2.750%, 09/15/20	625,000	633,076
2.905%, 3M USD LIBOR + 0.990%, 07/24/23 (b) (c)	1,715,000	1,716,233
2.908%, 3M USD LIBOR + 1.053%, 06/05/23 (b) (c)	3,465,000	3,467,747
3.272%, 3M USD LIBOR + 1.201%, 09/29/25 (c)	403,000	403,525
3.500%, 01/23/25	281,000	285,089
3.625%, 01/22/23	500,000	518,055
3.691%, 3M USD LIBOR + 1.510%, 06/05/28 (c)	349,000	351,716
3.750%, 05/22/25	362,000	372,186
3.850%, 01/26/27	700,000	715,165
4.250%, 10/21/25	27,000	28,149

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 5.150%, 05/22/45	700,000	801,344
5.375%, 03/15/20	510,000	547,877
5.950%, 01/18/18	490,000	496,212
6.125%, 02/15/33	1,000,000	1,255,844
HSBC Bank plc 4.125%, 08/12/20 (144A)	845,000	890,082
4.750%, 01/19/21 (144A)	950,000	1,022,088
HSBC Bank USA N.A. 5.875%, 11/01/34	1,500,000	1,870,175
HSBC Holdings plc 3.262%, 3M USD LIBOR + 1.055%, 03/13/23 (c)	1,410,000	1,439,153
3.900%, 05/25/26 (b)	206,000	215,597
4.041%, 3M USD LIBOR + 1.546%, 03/13/28 (c)	1,010,000	1,054,518
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (c)	355,000	380,848
HSBC USA, Inc. 1.625%, 01/16/18	300,000	300,112
2.750%, 08/07/20	610,000	620,962
Huntington Bancshares, Inc. 2.300%, 01/14/22	373,000	369,431
3.150%, 03/14/21	132,000	135,338
Huntington National Bank (The) 2.200%, 11/06/18	520,000	521,653
ING Bank NV 5.800%, 09/25/23 (144A)	560,000	639,376
Intesa Sanpaolo S.p.A. 3.875%, 07/14/27 (144A)	905,000	908,654
KeyBank N.A. 2.350%, 03/08/19	500,000	504,082
3.400%, 05/20/26	455,000	452,797
KeyCorp 5.100%, 03/24/21	200,000	217,971
Lloyds Bank plc 2.050%, 01/22/19	720,000	721,287
Lloyds Banking Group plc 3.750%, 01/11/27	1,074,000	1,092,729
4.582%, 12/10/25	200,000	210,153
Macquarie Bank, Ltd. 1.600%, 10/27/17 (144A)	507,000	507,068
2.600%, 06/24/19 (144A)	115,000	115,897
4.000%, 07/29/25 (144A)	400,000	419,836
Mitsubishi UFJ Financial Group, Inc. 2.665%, 07/25/22	300,000	299,639
2.998%, 02/22/22	192,000	194,642
Mizuho Bank, Ltd. 2.450%, 04/16/19 (144A)	200,000	201,318
2.700%, 10/20/20 (144A)	580,000	586,977
Morgan Stanley 1.875%, 01/05/18	650,000	650,639
2.375%, 07/23/19	375,000	377,388
2.487%, 3M USD LIBOR + 1.180%, 01/20/22 (c)	1,015,000	1,029,280
2.650%, 01/27/20	15,000	15,172

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 2.750%, 05/19/22	300,000	$301,660
3.591%, 3M USD LIBOR + 1.340%, 07/22/28 (c)	1,310,000	1,314,881
3.625%, 01/20/27	300,000	304,075
3.750%, 02/25/23	333,000	347,718
3.875%, 04/29/24	540,000	565,116
3.950%, 04/23/27	530,000	539,158
3.971%, 3M USD LIBOR + 1.455%, 07/22/38 (c)	430,000	432,455
4.300%, 01/27/45	160,000	167,723
4.350%, 09/08/26	1,000,000	1,046,908
4.375%, 01/22/47	405,000	430,837
5.500%, 01/26/20	100,000	107,391
5.625%, 09/23/19	1,100,000	1,174,915
6.250%, 08/09/26	875,000	1,048,813
MUFG Americas Holdings Corp. 3.000%, 02/10/25	145,000	142,920
MUFG Union Bank N.A. 2.250%, 05/06/19 (b)	415,000	416,311
National Australia Bank, Ltd. 2.800%, 01/10/22	350,000	353,930
National City Bank of Indiana 4.250%, 07/01/18	250,000	254,914
Northern Trust Corp. 3.375%, 3M USD LIBOR + 1.131%, 05/08/32 (c)	570,000	570,209
PNC Bank N.A. 2.150%, 04/29/21	710,000	707,097
4.200%, 11/01/25	250,000	268,146
6.875%, 04/01/18	350,000	359,050
Royal Bank of Canada 4.650%, 01/27/26	375,000	401,509
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	400,000	417,840
Santander UK plc 2.500%, 03/14/19	233,000	235,116
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	445,000	445,216
2.450%, 05/27/20 (144A)	535,000	539,633
Societe Generale S.A. 4.250%, 04/14/25 (144A)	350,000	358,705
Standard Chartered plc 5.200%, 01/26/24 (144A)	350,000	376,702
State Street Bank and Trust Co. 5.250%, 10/15/18	215,000	222,411
State Street Corp. 2.653%, 3M USD LIBOR + 0.635%, 05/15/23 (c)	985,000	990,467
3.100%, 05/15/23	90,000	91,570
3.300%, 12/16/24	136,000	140,514
3.700%, 11/20/23	369,000	393,885
Sumitomo Mitsui Financial Group, Inc. 2.784%, 07/12/22 (b)	450,000	451,743
2.846%, 01/11/22	400,000	403,731

Banks—(Continued)
SunTrust Banks, Inc. 2.500%, 05/01/19	113,000	113,964
2.750%, 05/01/23	300,000	298,619
3.300%, 05/15/26	380,000	375,568
5.050%, 3M USD LIBOR + 3.102%, 06/15/22 (c)	535,000	547,037
Swedbank AB 2.800%, 03/14/22 (144A)	500,000	506,126
Toronto-Dominion Bank (The) 2.125%, 07/02/19 (b)	348,000	349,765
2.125%, 04/07/21	485,000	483,620
2.500%, 12/14/20	275,000	278,257
3.625%, 5Y USD Swap + 2.205%, 09/15/31 (c)	100,000	99,574
U.S. Bancorp 3.150%, 04/27/27	250,000	251,459
UBS AG 2.375%, 08/14/19	1,150,000	1,159,726
UBS Group Funding Switzerland AG 2.859%, 08/15/23 (144A) (c)	1,776,000	1,770,216
3.491%, 05/23/23 (144A)	285,000	291,798
Wachovia Corp. 6.605%, 10/01/25	222,000	265,487
Wells Fargo & Co. 2.550%, 12/07/20	320,000	323,682
3.000%, 04/22/26	300,000	294,673
3.069%, 01/24/23	1,240,000	1,261,243
3.450%, 02/13/23	900,000	922,160
3.584%, 3M USD LIBOR + 1.310%, 05/22/28 (c)	805,000	814,777
4.100%, 06/03/26	189,000	196,469
4.300%, 07/22/27	49,000	51,824
4.480%, 01/16/24	55,000	59,116
4.650%, 11/04/44	2,015,000	2,155,945
4.750%, 12/07/46	840,000	922,206
4.900%, 11/17/45	424,000	472,949
5.625%, 12/11/17	700,000	705,510
Westpac Banking Corp. 1.600%, 08/19/19	427,000	425,064
2.500%, 06/28/22	450,000	449,784
2.600%, 11/23/20	815,000	826,084
3.350%, 03/08/27 (b)	200,000	203,396
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	490,000	503,430
4.875%, 11/19/19	400,000	424,305

		116,779,394

Beverages—0.6%
Anheuser-Busch Cos. LLC 6.750%, 12/15/27	65,000	80,932
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	200,000	203,248
3.300%, 02/01/23	373,000	386,717
3.650%, 02/01/26	1,950,000	2,017,299
4.700%, 02/01/36 (b)	2,770,000	3,054,017
4.900%, 02/01/46	962,000	1,086,644

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	1,675,000	$1,793,510
6.500%, 07/15/18	250,000	259,364
6.625%, 08/15/33	150,000	193,558
8.000%, 11/15/39	50,000	77,097
Brown-Forman Corp. 4.500%, 07/15/45	113,000	121,682
Coca-Cola Co. (The) 7.375%, 07/29/93	100,000	150,621
Coca-Cola Femsa S.A.B. de C.V. 3.875%, 11/26/23	200,000	211,253
Constellation Brands, Inc. 2.700%, 05/09/22	225,000	225,768
4.250%, 05/01/23	80,000	85,751
Diageo Capital plc 4.828%, 07/15/20	250,000	269,290
4.850%, 05/15/18	46,000	46,889
Diageo Investment Corp. 2.875%, 05/11/22	200,000	205,024
Dr Pepper Snapple Group, Inc. 2.000%, 01/15/20	92,000	91,665
2.550%, 09/15/26	163,000	153,667
3.430%, 06/15/27 (144A)	75,000	75,388
Heineken NV 4.000%, 10/01/42 (144A)	575,000	567,454
PepsiCo, Inc. 3.100%, 07/17/22	741,000	769,187
3.450%, 10/06/46	885,000	839,686
4.450%, 04/14/46	94,000	104,255
5.500%, 01/15/40	150,000	188,031

		13,257,997

Biotechnology—0.4%
Amgen, Inc. 2.650%, 05/11/22	975,000	982,961
3.625%, 05/15/22	410,000	428,182
4.400%, 05/01/45	380,000	402,301
4.563%, 06/15/48	901,000	977,196
4.663%, 06/15/51	265,000	290,656
Baxalta, Inc. 3.600%, 06/23/22	329,000	340,904
4.000%, 06/23/25	520,000	545,487
Celgene Corp. 3.625%, 05/15/24	500,000	520,893
5.700%, 10/15/40	206,000	244,382
Gilead Sciences, Inc. 2.500%, 09/01/23	59,000	58,405
3.250%, 09/01/22	125,000	129,107
3.500%, 02/01/25	95,000	98,933
3.650%, 03/01/26	230,000	239,972
3.700%, 04/01/24	583,000	615,726
4.000%, 09/01/36	190,000	195,714
4.150%, 03/01/47	70,000	71,710
4.600%, 09/01/35	1,080,000	1,192,389

		7,334,918

Building Materials—0.1%
CRH America, Inc. 3.875%, 05/18/25 (144A)	334,000	348,998
Johnson Controls International plc 3.625%, 07/02/24	98,000	101,527
3.900%, 02/14/26 (b)	128,000	134,807
4.500%, 02/15/47	135,000	143,268
4.950%, 07/02/64	50,000	53,409
Martin Marietta Materials, Inc. 3.450%, 06/01/27	453,000	449,821
Masco Corp. 3.500%, 04/01/21	170,000	174,568
3.500%, 11/15/27	190,000	188,208
4.500%, 05/15/47	255,000	255,700
Owens Corning 4.300%, 07/15/47	440,000	419,714
Vulcan Materials Co. 4.500%, 06/15/47	180,000	182,603

		2,452,623

Chemicals—0.3%
Agrium, Inc. 3.375%, 03/15/25	390,000	392,378
Air Liquide Finance S.A. 1.750%, 09/27/21 (144A)	450,000	439,792
CF Industries, Inc. 4.500%, 12/01/26 (144A)	515,000	538,847
Dow Chemical Co. (The) 3.000%, 11/15/22	82,000	83,514
4.125%, 11/15/21	27,000	28,607
8.550%, 05/15/19 (b)	45,000	49,689
E.I. du Pont de Nemours & Co. 6.500%, 01/15/28	40,000	49,787
Mosaic Co. (The) 4.250%, 11/15/23	177,000	183,806
4.875%, 11/15/41	100,000	94,191
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	23,000	27,565
7.375%, 08/01/18	800,000	827,101
Potash Corp. of Saskatchewan, Inc. 5.875%, 12/01/36	400,000	472,944
PPG Industries, Inc. 3.600%, 11/15/20	155,000	160,665
Praxair, Inc. 2.200%, 08/15/22	30,000	29,873
2.450%, 02/15/22	300,000	302,234
Sherwin-Williams Co. (The) 2.750%, 06/01/22	300,000	302,020
3.125%, 06/01/24	103,000	103,518
3.450%, 06/01/27	260,000	261,808
4.500%, 06/01/47	100,000	104,945
Union Carbide Corp. 7.500%, 06/01/25	701,000	849,699
7.750%, 10/01/96	100,000	133,383
7.875%, 04/01/23	30,000	36,644

		5,473,010

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.1%
California Institute of Technology 4.700%, 11/01/2111	165,000	$174,343
ERAC USA Finance LLC 6.700%, 06/01/34 (144A)	500,000	623,616
President & Fellows of Harvard College 3.300%, 07/15/56	143,000	136,895
University of Pennsylvania 4.674%, 09/01/2112	254,000	279,445
Western Union Co. (The) 3.600%, 03/15/22	300,000	304,580

		1,518,879

Computers—0.5%
Apple, Inc. 2.150%, 02/09/22	1,004,000	1,002,329
2.850%, 05/11/24	1,671,000	1,691,292
2.900%, 09/12/27	300,000	297,779
3.000%, 02/09/24	1,044,000	1,069,838
3.000%, 06/20/27	94,000	93,944
3.200%, 05/11/27	970,000	987,570
3.250%, 02/23/26	1,248,000	1,281,940
3.450%, 02/09/45	250,000	236,918
3.850%, 05/04/43	333,000	335,468
4.375%, 05/13/45	130,000	141,263
4.500%, 02/23/36	700,000	787,649
Dell International LLC / EMC Corp. 5.450%, 06/15/23 (144A)	335,000	366,624
6.020%, 06/15/26 (144A) (b)	1,167,000	1,296,012
DXC Technology Co. 4.250%, 04/15/24	129,000	135,723
HP Enterprise Services LLC 7.450%, 10/15/29	138,000	168,197
International Business Machines Corp. 3.450%, 02/19/26	330,000	340,858
3.625%, 02/12/24	210,000	220,354

		10,453,758

Cosmetics/Personal Care—0.0%
Procter & Gamble Co. (The) 2.850%, 08/11/27	400,000	398,394
Unilever Capital Corp. 2.000%, 07/28/26	160,000	147,776

		546,170

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	157,000	169,135

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 05/26/22	585,000	599,023
3.650%, 07/21/27 (b)	407,000	403,870
3.950%, 02/01/22	1,880,000	1,956,837

Diversified Financial Services—(Continued)
Air Lease Corp. 2.125%, 01/15/20	143,000	142,774
2.625%, 07/01/22	128,000	127,082
3.000%, 09/15/23	90,000	89,782
3.375%, 06/01/21	365,000	376,492
3.625%, 04/01/27	620,000	620,421
American Express Co. 2.500%, 08/01/22	820,000	819,061
American Express Credit Corp. 3.300%, 05/03/27	90,000	90,883
Blackstone Holdings Finance Co. LLC 4.450%, 07/15/45 (144A)	66,000	67,779
5.875%, 03/15/21 (144A)	250,000	278,161
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	220,000	218,069
Brookfield Finance, Inc. 4.700%, 09/20/47	87,000	87,626
Capital One Bank USA N.A. 2.250%, 02/13/19	435,000	436,253
3.375%, 02/15/23	1,735,000	1,760,737
China Overseas Finance Investment Cayman V, Ltd. Zero Coupon, 01/05/23	1,800,000	1,913,850
E*TRADE Financial Corp. 3.800%, 08/24/27	62,000	62,742
GE Capital International Funding Co. 3.373%, 11/15/25	845,000	873,934
4.418%, 11/15/35	2,732,000	2,970,771
GTP Acquisition Partners LLC 3.482%, 06/16/25 (144A)	269,000	268,118
Intercontinental Exchange, Inc. 4.000%, 10/15/23	118,000	126,616
International Lease Finance Corp. 8.625%, 01/15/22	300,000	367,663
Invesco Finance plc 3.750%, 01/15/26	97,000	101,035
5.375%, 11/30/43	75,000	90,149
Jefferies Group LLC 5.125%, 04/13/18	75,000	76,316
6.875%, 04/15/21	375,000	423,776
Legg Mason, Inc. 5.625%, 01/15/44	80,000	86,823
National Rural Utilities Cooperative Finance Corp. 2.700%, 02/15/23	285,000	284,788
2.850%, 01/27/25	340,000	338,766
2.950%, 02/07/24	87,000	87,818
8.000%, 03/01/32	400,000	587,501
ORIX Corp. 2.900%, 07/18/22	151,000	151,573
Synchrony Financial 3.700%, 08/04/26	720,000	705,160
4.250%, 08/15/24	355,000	368,894
Visa, Inc. 2.800%, 12/14/22	265,000	270,974
4.150%, 12/14/35	300,000	327,452

		18,559,569

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—1.8%
AEP Transmission Co. LLC 3.100%, 12/01/26	265,000	$265,712
Alabama Power Co. 5.500%, 10/15/17	147,000	147,176
5.700%, 02/15/33	150,000	178,661
Appalachian Power Co. 5.800%, 10/01/35	150,000	180,216
Arizona Public Service Co. 8.750%, 03/01/19	165,000	180,240
Atlantic City Electric Co. 7.750%, 11/15/18	135,000	143,553
Baltimore Gas & Electric Co. 2.800%, 08/15/22	143,000	144,238
3.350%, 07/01/23	565,000	584,526
Berkshire Hathaway Energy Co. 3.500%, 02/01/25	1,200,000	1,241,501
CenterPoint Energy Houston Electric LLC 5.600%, 07/01/23	381,000	425,820
6.950%, 03/15/33	100,000	136,068
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	240,000	243,789
Cleveland Electric Illuminating Co. (The) 5.500%, 08/15/24	187,000	213,723
7.880%, 11/01/17	315,000	316,397
CMS Energy Corp. 2.950%, 02/15/27	115,000	110,892
3.450%, 08/15/27	320,000	321,205
3.875%, 03/01/24	138,000	144,821
Commonwealth Edison Co. 2.550%, 06/15/26	410,000	397,170
2.950%, 08/15/27	585,000	582,330
3.750%, 08/15/47	400,000	401,455
5.875%, 02/01/33	150,000	182,518
6.450%, 01/15/38	175,000	238,210
Consolidated Edison Co. of New York, Inc. 5.700%, 12/01/36	300,000	367,939
Consolidated Edison, Inc. 2.000%, 05/15/21	580,000	574,338
Consumers Energy Co. 3.950%, 05/15/43	200,000	207,318
Dominion Energy, Inc. 2.850%, 08/15/26 (b)	848,000	816,312
3.900%, 10/01/25	375,000	390,868
5.250%, 08/01/33	400,000	457,850
DTE Electric Co. 5.450%, 02/15/35	30,000	35,472
5.700%, 10/01/37	250,000	312,697
Duke Energy Carolinas LLC 3.875%, 03/15/46	90,000	92,378
6.000%, 12/01/28	200,000	248,011
6.000%, 01/15/38	60,000	78,583
Duke Energy Corp. 3.150%, 08/15/27 (b)	225,000	223,055
3.750%, 04/15/24	660,000	690,303
3.950%, 08/15/47	100,000	99,129
6.250%, 06/15/18	375,000	386,840

Electric—(Continued)
Duke Energy Indiana LLC 3.750%, 05/15/46	370,000	368,646
Duke Energy Progress LLC 4.150%, 12/01/44	305,000	325,317
6.125%, 09/15/33	500,000	637,508
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	240,000	238,342
Edison International 2.400%, 09/15/22	100,000	99,220
2.950%, 03/15/23	425,000	430,388
EDP Finance B.V. 3.625%, 07/15/24 (144A)	500,000	504,105
5.250%, 01/14/21 (144A) (b)	425,000	458,878
Electricite de France S.A. 4.875%, 01/22/44 (144A)	165,000	174,856
Emera U.S. Finance L.P. 4.750%, 06/15/46	255,000	273,445
Enel Finance International NV 3.625%, 05/25/27 (144A)	520,000	521,057
Entergy Arkansas, Inc. 3.050%, 06/01/23	311,000	317,713
Entergy Corp. 2.950%, 09/01/26	580,000	560,899
4.000%, 07/15/22	270,000	285,739
Entergy Mississippi, Inc. 2.850%, 06/01/28	245,000	236,426
Exelon Corp. 2.450%, 04/15/21	60,000	60,005
3.497%, 06/01/22	530,000	545,949
4.450%, 04/15/46	115,000	120,431
Exelon Generation Co. LLC 2.950%, 01/15/20	500,000	508,845
3.400%, 03/15/22	195,000	199,734
FirstEnergy Corp. 3.900%, 07/15/27	270,000	274,195
4.850%, 07/15/47	125,000	131,181
Florida Power & Light Co. 4.950%, 06/01/35	300,000	348,963
5.625%, 04/01/34	110,000	137,233
Georgia Power Co. 5.400%, 06/01/40	120,000	141,228
Gulf Power Co. 3.300%, 05/30/27	520,000	526,435
Indiana Michigan Power Co. 3.200%, 03/15/23	250,000	255,805
3.750%, 07/01/47	225,000	221,197
ITC Holdings Corp. 3.250%, 06/30/26	190,000	187,854
3.650%, 06/15/24	285,000	293,235
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	505,000	528,524
6.150%, 06/01/37	100,000	118,263
Kansas City Power & Light Co. 3.150%, 03/15/23	100,000	101,589
6.375%, 03/01/18	150,000	152,766
7.150%, 04/01/19	250,000	268,587

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Louisville Gas & Electric Co. 5.125%, 11/15/40	125,000	$148,643
Metropolitan Edison Co. 3.500%, 03/15/23 (144A)	220,000	226,123
4.000%, 04/15/25 (144A)	230,000	236,367
MidAmerican Energy Co. 3.700%, 09/15/23	300,000	316,719
Nevada Power Co. 5.375%, 09/15/40	96,000	113,420
6.500%, 08/01/18	425,000	441,760
6.650%, 04/01/36	150,000	202,931
NextEra Energy Capital Holdings, Inc. 2.400%, 09/15/19	159,000	160,028
Niagara Mohawk Power Corp. 4.278%, 10/01/34 (144A)	264,000	281,895
Northern States Power Co. 2.150%, 08/15/22	500,000	496,759
Oncor Electric Delivery Co. LLC 2.150%, 06/01/19 (b)	240,000	240,102
2.950%, 04/01/25	30,000	29,909
Pacific Gas & Electric Co. 2.450%, 08/15/22	91,000	90,995
2.950%, 03/01/26	105,000	104,477
3.250%, 06/15/23	300,000	310,365
3.400%, 08/15/24	595,000	616,046
3.500%, 06/15/25	305,000	314,786
4.250%, 03/15/46	205,000	220,607
5.800%, 03/01/37	255,000	325,137
6.050%, 03/01/34	250,000	325,582
PacifiCorp 5.500%, 01/15/19	65,000	67,970
5.900%, 08/15/34	15,000	18,624
6.100%, 08/01/36	116,000	151,216
6.250%, 10/15/37	260,000	348,541
7.700%, 11/15/31	40,000	58,115
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	400,000	394,936
PPL Capital Funding, Inc. 3.500%, 12/01/22	775,000	804,550
4.000%, 09/15/47	317,000	315,064
PPL Electric Utilities Corp. 4.750%, 07/15/43	42,000	48,521
Progress Energy, Inc. 7.000%, 10/30/31	325,000	438,409
PSEG Power LLC 2.450%, 11/15/18	45,000	45,221
4.150%, 09/15/21 (b)	110,000	115,914
Public Service Co. of Colorado 3.950%, 03/15/43	200,000	204,496
5.125%, 06/01/19	150,000	158,385
5.800%, 08/01/18	130,000	134,373
Public Service Co. of New Hampshire 3.500%, 11/01/23	55,000	57,542
Public Service Co. of Oklahoma 5.150%, 12/01/19	50,000	53,126
6.625%, 11/15/37	100,000	134,288

Electric—(Continued)
Public Service Electric & Gas Co. 2.250%, 09/15/26	203,000	191,614
3.650%, 09/01/42	56,000	55,507
Rochester Gas & Electric Corp. 3.100%, 06/01/27 (144A)	383,000	382,756
San Diego Gas & Electric Co. 5.350%, 05/15/35	100,000	118,282
6.000%, 06/01/26	100,000	120,080
Sierra Pacific Power Co. 2.600%, 05/01/26	1,241,000	1,198,745
6.750%, 07/01/37	150,000	201,470
Southern California Edison Co. 3.500%, 10/01/23	239,000	250,994
4.000%, 04/01/47	315,000	331,575
4.650%, 10/01/43	200,000	230,351
Southern Power Co. 4.950%, 12/15/46	335,000	356,204
5.150%, 09/15/41	200,000	217,566
5.250%, 07/15/43 (b)	95,000	104,405
Southwestern Electric Power Co. 3.900%, 04/01/45	165,000	165,524
Southwestern Public Service Co. 3.700%, 08/15/47	470,000	467,541
Toledo Edison Co. (The) 6.150%, 05/15/37	250,000	307,293
7.250%, 05/01/20	15,000	16,562
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	300,000	313,684
Union Electric Co. 2.950%, 06/15/27	774,000	766,864
Virginia Electric & Power Co. 1.200%, 01/15/18	33,000	32,960
2.750%, 03/15/23	165,000	166,912
3.450%, 02/15/24	122,000	126,632
Xcel Energy, Inc. 3.300%, 06/01/25	215,000	218,327
3.350%, 12/01/26 (b)	370,000	374,793
4.700%, 05/15/20	245,000	258,883

		38,043,338

Electrical Components & Equipment—0.0%
Emerson Electric Co. 6.000%, 08/15/32	70,000	87,663

Electronics—0.0%
Arrow Electronics, Inc. 3.000%, 03/01/18	26,000	26,118
3.875%, 01/12/28	390,000	389,167
Koninklijke Philips NV 3.750%, 03/15/22	100,000	105,406
6.875%, 03/11/38	100,000	134,717

		655,408

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22	100,000	$101,965

Environmental Control—0.0%
Republic Services, Inc. 5.500%, 09/15/19	600,000	639,990

Food—0.4%
Conagra Brands, Inc. 6.625%, 08/15/39	70,000	80,775
7.125%, 10/01/26	19,000	23,449
Kellogg Co. 4.000%, 12/15/20	64,000	67,566
7.450%, 04/01/31	500,000	675,568
Kraft Heinz Foods Co. 3.950%, 07/15/25	808,000	832,209
4.375%, 06/01/46 (b)	385,000	380,162
5.000%, 06/04/42	105,000	111,870
5.200%, 07/15/45	339,000	371,344
6.125%, 08/23/18	590,000	612,722
6.875%, 01/26/39	300,000	385,416
Kroger Co. (The) 2.300%, 01/15/19	70,000	70,247
2.650%, 10/15/26	515,000	471,006
3.700%, 08/01/27	395,000	389,855
3.875%, 10/15/46 (b)	290,000	252,293
7.700%, 06/01/29	310,000	405,382
8.000%, 09/15/29	400,000	529,295
McCormick & Co., Inc. 2.700%, 08/15/22	150,000	150,708
3.150%, 08/15/24	505,000	509,480
3.400%, 08/15/27	132,000	132,539
Mondelez International Holdings Netherlands B.V. 2.000%, 10/28/21 (144A) (b)	475,000	466,407
Smithfield Foods, Inc. 4.250%, 02/01/27 (144A)	92,000	95,109
Sysco Corp. 2.500%, 07/15/21	155,000	155,988
3.750%, 10/01/25	83,000	86,185
4.850%, 10/01/45	73,000	80,236
5.375%, 09/21/35	100,000	117,440
Tyson Foods, Inc. 2.650%, 08/15/19	96,000	97,144
3.950%, 08/15/24	200,000	210,389
4.550%, 06/02/47	95,000	101,662
4.875%, 08/15/34 (b)	250,000	276,160

		8,138,606

Forest Products & Paper—0.0%
International Paper Co. 3.800%, 01/15/26	565,000	580,514

Gas—0.2%
Atmos Energy Corp. 8.500%, 03/15/19	350,000	382,949

Gas—(Continued)
Dominion Energy Gas Holdings LLC 2.500%, 12/15/19	160,000	161,329
2.800%, 11/15/20	433,000	440,127
4.600%, 12/15/44	142,000	148,673
4.800%, 11/01/43	765,000	825,991
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	690,000	669,916
NiSource Finance Corp. 3.950%, 03/30/48	380,000	374,515
Nisource Finance Corp. 6.250%, 12/15/40	75,000	93,095
6.800%, 01/15/19	35,000	37,109
Piedmont Natural Gas Co., Inc. 3.640%, 11/01/46	355,000	337,886
Sempra Energy 2.400%, 03/15/20	120,000	120,453
3.250%, 06/15/27	195,000	192,578
9.800%, 02/15/19 (b)	200,000	220,497
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	425,000	417,650
5.875%, 03/15/41	147,000	178,035
6.000%, 10/01/34	250,000	296,523

		4,897,326

Healthcare - Products—0.5%
Abbott Laboratories 3.750%, 11/30/26	695,000	713,140
4.750%, 11/30/36	365,000	403,129
5.125%, 04/01/19	158,000	165,500
Becton Dickinson & Co. 2.894%, 06/06/22	135,000	135,439
4.685%, 12/15/44	300,000	317,124
Becton Dickinson and Co. 3.363%, 06/06/24	1,167,000	1,177,888
Covidien International Finance S.A. 2.950%, 06/15/23	365,000	369,788
6.000%, 10/15/17	200,000	200,287
Medtronic, Inc. 3.125%, 03/15/22	385,000	396,371
3.150%, 03/15/22	975,000	1,009,566
3.500%, 03/15/25	335,000	349,375
4.375%, 03/15/35	759,000	835,503
4.625%, 03/15/45	492,000	559,622
Stryker Corp. 4.100%, 04/01/43	55,000	54,963
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	897,000	877,905
3.150%, 01/15/23	228,000	232,048
3.200%, 08/15/27	785,000	776,536
4.150%, 02/01/24	286,000	305,259
Zimmer Biomet Holdings, Inc. 2.000%, 04/01/18	525,000	525,539

		9,404,982

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare - Services—0.4%
Aetna, Inc. 3.500%, 11/15/24	250,000	$260,886
Anthem, Inc. 2.300%, 07/15/18	510,000	512,206
3.125%, 05/15/22	100,000	102,120
3.300%, 01/15/23	35,000	36,050
3.500%, 08/15/24	165,000	169,745
5.100%, 01/15/44	605,000	697,183
5.950%, 12/15/34	700,000	854,364
Ascension Health 3.945%, 11/15/46	196,000	199,865
Cigna Corp. 4.000%, 02/15/22	240,000	253,362
Howard Hughes Medical Institute 3.500%, 09/01/23	200,000	210,566
Laboratory Corp. of America Holdings 3.200%, 02/01/22	215,000	220,054
3.250%, 09/01/24	190,000	190,553
3.600%, 09/01/27	205,000	206,184
Magellan Health, Inc. 4.400%, 09/22/24	292,000	290,990
Mayo Clinic 4.128%, 11/15/52	78,000	82,533
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26 (b)	120,000	115,125
Quest Diagnostics, Inc. 3.450%, 06/01/26	91,000	91,818
Roche Holdings, Inc. 2.250%, 09/30/19 (144A)	300,000	301,866
2.375%, 01/28/27 (144A)	660,000	626,725
UnitedHealth Group, Inc. 2.750%, 02/15/23	46,000	46,506
2.875%, 03/15/22	400,000	409,039
2.875%, 03/15/23	300,000	305,905
3.100%, 03/15/26	875,000	885,233
3.750%, 07/15/25	205,000	217,548
3.950%, 10/15/42	250,000	256,490
4.700%, 02/15/21	64,000	68,943
5.800%, 03/15/36	425,000	535,711
6.625%, 11/15/37	175,000	243,100

		8,390,670

Holding Companies - Diversified—0.0%
Hutchison Whampoa International, Ltd. 2.000%, 11/08/17 (144A)	200,000	200,049

Household Products/Wares—0.1%
Kimberly-Clark Corp. 5.300%, 03/01/41	225,000	274,902
Reckitt Benckiser Treasury Services plc 2.375%, 06/24/22 (144A)	520,000	518,282
2.750%, 06/26/24 (144A)	385,000	382,220

		1,175,404

Housewares—0.0%
Newell Brands, Inc. 5.500%, 04/01/46	155,000	183,337

Insurance—0.8%
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	785,000	1,046,889
American International Group, Inc. 3.875%, 01/15/35	670,000	656,092
4.500%, 07/16/44	191,000	199,335
4.700%, 07/10/35	150,000	161,024
4.800%, 07/10/45	245,000	267,340
Aon Corp. 5.000%, 09/30/20	200,000	215,334
Athene Global Funding 2.750%, 04/20/20 (144A)	352,000	354,794
4.000%, 01/25/22 (144A)	184,000	191,562
Berkshire Hathaway, Inc. 3.125%, 03/15/26	530,000	536,012
Chubb INA Holdings, Inc. 2.300%, 11/03/20	60,000	60,440
2.700%, 03/13/23	200,000	201,570
CNA Financial Corp. 7.250%, 11/15/23	153,000	184,788
Great-West Lifeco Finance Delaware L.P. 4.150%, 06/03/47 (144A)	300,000	308,210
Guardian Life Global Funding 2.000%, 04/26/21 (144A) (b)	165,000	162,928
2.500%, 05/08/22 (144A)	250,000	248,436
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	63,000	67,337
Jackson National Life Global Funding 2.250%, 04/29/21 (144A)	1,320,000	1,314,613
3.250%, 01/30/24 (144A)	173,000	175,511
Liberty Mutual Group, Inc. 4.950%, 05/01/22 (144A)	220,000	240,237
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	500,000	649,220
Lincoln National Corp. 6.250%, 02/15/20	375,000	409,280
Manulife Financial Corp. 4.061%, 5Y USD Swap + 1.647%, 02/24/32 (c)	890,000	898,903
4.150%, 03/04/26	750,000	799,012
Marsh & McLennan Cos., Inc. 2.750%, 01/30/22	120,000	121,165
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	121,000	196,246
MassMutual Global Funding II 2.000%, 04/15/21 (144A)	440,000	435,550
Nationwide Mutual Insurance Co. 7.875%, 04/01/33 (144A)	200,000	281,273
8.250%, 12/01/31 (144A)	135,000	192,952
9.375%, 08/15/39 (144A)	138,000	228,946
New York Life Global Funding 2.000%, 04/13/21 (144A)	140,000	139,049

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
New York Life Insurance Co. 5.875%, 05/15/33 (144A)	400,000	$504,978
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	200,000	328,484
Pricoa Global Funding I 2.200%, 05/16/19 (144A)	280,000	281,223
2.200%, 06/03/21 (144A)	423,000	421,911
2.550%, 11/24/20 (144A)	280,000	283,134
Principal Life Global Funding II 3.000%, 04/18/26 (144A)	234,000	232,270
Prudential Financial, Inc. 5.100%, 08/15/43	200,000	232,214
5.200%, 3M USD LIBOR + 3.040%, 03/15/44 (c)	445,000	473,091
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	800,000	1,049,017
Reliance Standard Life Global Funding II 2.375%, 05/04/20 (144A)	475,000	473,551
Swiss Re Treasury U.S. Corp. 4.250%, 12/06/42 (144A)	120,000	122,723
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	200,000	206,700
4.900%, 09/15/44 (144A)	136,000	153,596
Travelers Cos., Inc. (The) 3.900%, 11/01/20	25,000	26,313
6.750%, 06/20/36	175,000	242,511
Travelers Property Casualty Corp. 6.375%, 03/15/33	100,000	129,227
Voya Financial, Inc. 3.125%, 07/15/24	645,000	636,554

		16,741,545

Internet—0.1%
Amazon.com, Inc. 2.800%, 08/22/24 (144A)	415,000	416,594
3.150%, 08/22/27 (144A)	470,000	473,356
3.875%, 08/22/37 (144A)	740,000	753,081
4.050%, 08/22/47 (144A)	165,000	168,155
4.250%, 08/22/57 (144A)	300,000	307,819
4.800%, 12/05/34	189,000	214,083
Priceline Group, Inc. (The) 2.750%, 03/15/23	71,000	70,928

		2,404,016

Iron/Steel—0.1%
Nucor Corp. 4.000%, 08/01/23	290,000	307,555
5.200%, 08/01/43	218,000	253,690
5.850%, 06/01/18	550,000	564,408
Vale Overseas, Ltd. 6.250%, 08/10/26	1,086,000	1,232,284
6.875%, 11/21/36	200,000	229,000

		2,586,937

Machinery - Construction & Mining—0.1%
Caterpillar Financial Services Corp. 1.931%, 10/01/21	147,000	145,137
Caterpillar, Inc. 7.300%, 05/01/31	584,000	809,361

		954,498

Machinery - Diversified—0.1%
Deere & Co. 5.375%, 10/16/29	1,175,000	1,423,901
8.100%, 05/15/30	61,000	89,136
John Deere Capital Corp. 2.450%, 09/11/20	75,000	75,855
2.800%, 01/27/23	122,000	124,207
Roper Technologies, Inc. 3.000%, 12/15/20	83,000	84,682
3.800%, 12/15/26 (b)	284,000	292,339
Xylem, Inc. 4.375%, 11/01/46	190,000	198,393

		2,288,513

Media—0.9%
21st Century Fox America, Inc. 4.750%, 09/15/44	265,000	282,680
4.950%, 10/15/45	95,000	103,931
5.400%, 10/01/43	340,000	394,029
7.125%, 04/08/28	220,000	276,668
7.250%, 05/18/18	265,000	273,690
7.280%, 06/30/28	400,000	512,546
7.300%, 04/30/28	218,000	279,389
7.625%, 11/30/28	100,000	132,106
CBS Corp. 3.375%, 02/15/28	490,000	475,789
3.700%, 08/15/24	265,000	272,145
4.000%, 01/15/26	167,000	172,554
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.750%, 02/15/28 (144A)	435,000	425,668
4.908%, 07/23/25	1,530,000	1,635,594
5.375%, 05/01/47 (144A)	55,000	57,138
6.384%, 10/23/35	499,000	583,643
Comcast Corp. 3.150%, 02/15/28	660,000	657,566
3.200%, 07/15/36	610,000	572,557
3.400%, 07/15/46	142,000	130,881
4.250%, 01/15/33	303,000	325,821
4.600%, 08/15/45	700,000	770,122
4.750%, 03/01/44	135,000	150,914
5.650%, 06/15/35	996,000	1,221,858
6.500%, 11/15/35	185,000	247,017
7.050%, 03/15/33	187,000	256,080
COX Communications, Inc. 3.150%, 08/15/24 (144A)	385,000	382,584
3.500%, 08/15/27 (144A)	235,000	231,278

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Discovery Communications LLC 2.950%, 03/20/23	190,000	$190,502
3.950%, 03/20/28	508,000	504,359
5.000%, 09/20/37	510,000	517,860
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	232,400
8.500%, 03/11/32 (b)	100,000	134,966
Historic TW, Inc. 6.875%, 06/15/18	100,000	103,445
9.150%, 02/01/23	286,000	368,733
NBCUniversal Media LLC 5.950%, 04/01/41	300,000	387,564
Time Warner Cable LLC 5.000%, 02/01/20	585,000	618,485
5.500%, 09/01/41	460,000	477,630
Time Warner Cos., Inc. 7.570%, 02/01/24	50,000	62,176
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	715,000	971,877
Time Warner, Inc. 3.800%, 02/15/27	710,000	710,165
4.750%, 03/29/21	500,000	538,367
Viacom, Inc. 3.250%, 03/15/23	44,000	43,313
3.450%, 10/04/26 (b)	540,000	518,912
4.375%, 03/15/43	389,000	335,116
4.850%, 12/15/34	240,000	226,167
6.875%, 04/30/36	375,000	416,593
Walt Disney Co. (The) 1.850%, 07/30/26	136,000	125,101
3.000%, 02/13/26	300,000	302,030
3.700%, 12/01/42	265,000	258,025

		18,868,034

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 2.500%, 01/15/23	300,000	300,732
4.200%, 06/15/35	60,000	62,974

		363,706

Mining—0.1%
Anglo American Capital PLC 3.625%, 09/11/24 (144A) (b)	370,000	369,076
Anglo American Capital plc 4.000%, 09/11/27 (144A) (b)	200,000	197,666
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	194,000	198,295
4.125%, 02/24/42	185,000	192,905
5.000%, 09/30/43	195,000	230,041
Glencore Funding LLC 4.000%, 03/27/27 (144A) (b)	315,000	316,907
4.625%, 04/29/24 (144A)	200,000	211,850
Newcrest Finance Pty, Ltd. 5.750%, 11/15/41 (144A)	58,000	64,692

Mining—(Continued)
Rio Tinto Finance USA plc 2.875%, 08/21/22	5,000	5,083
Rio Tinto Finance USA, Ltd. 7.125%, 07/15/28	280,000	372,376
Vale Canada, Ltd. 7.200%, 09/15/32	200,000	216,000

		2,374,891

Miscellaneous Manufacturing—0.3%
Eaton Corp. 3.103%, 09/15/27	210,000	207,466
5.800%, 03/15/37	100,000	116,799
7.650%, 11/15/29	100,000	136,230
General Electric Co. 2.700%, 10/09/22	73,000	74,317
3.450%, 05/15/24	293,000	306,986
5.000%, 3M USD LIBOR + 3.330%, 01/21/21 (c)	460,000	486,542
Illinois Tool Works, Inc. 4.875%, 09/15/41	200,000	233,457
Ingersoll-Rand Co. 6.443%, 11/15/27	300,000	355,053
Ingersoll-Rand Global Holding Co., Ltd. 4.250%, 06/15/23	135,000	145,451
6.875%, 08/15/18	272,000	283,814
Parker-Hannifin Corp. 3.300%, 11/21/24	114,000	117,108
6.550%, 07/15/18	500,000	518,551
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A)	390,000	377,336
2.350%, 10/15/26 (144A)	275,000	259,165
3.125%, 03/16/24 (144A)	500,000	510,859
3.400%, 03/16/27 (144A)	275,000	282,950
Textron, Inc. 3.375%, 03/01/28	415,000	412,032
3.650%, 03/15/27	171,000	172,657
3.875%, 03/01/25	105,000	108,737

		5,105,510

Oil & Gas—1.3%
Anadarko Petroleum Corp. 3.450%, 07/15/24	300,000	297,723
5.550%, 03/15/26	340,000	379,726
Apache Corp. 2.625%, 01/15/23	85,000	83,314
3.250%, 04/15/22	355,000	360,078
6.000%, 01/15/37	150,000	175,515
BP Capital Markets plc 2.241%, 09/26/18	650,000	653,933
3.017%, 01/16/27	200,000	196,847
3.224%, 04/14/24 (b)	1,095,000	1,115,328
3.245%, 05/06/22	600,000	621,542
3.279%, 09/19/27	305,000	304,704
3.535%, 11/04/24	560,000	577,744
3.588%, 04/14/27	715,000	735,551
3.814%, 02/10/24	1,140,000	1,200,684

BHFTI-234

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Canadian Natural Resources, Ltd. 3.800%, 04/15/24	111,000	$114,146
7.200%, 01/15/32	200,000	247,368
Cenovus Energy, Inc. 3.000%, 08/15/22	50,000	48,956
3.800%, 09/15/23	500,000	502,509
5.200%, 09/15/43	168,000	162,101
5.250%, 06/15/37 (144A)	144,000	142,899
5.700%, 10/15/19	325,000	344,402
6.750%, 11/15/39	376,000	432,846
Chevron Corp. 2.355%, 12/05/22	330,000	330,422
2.566%, 05/16/23	400,000	402,417
2.895%, 03/03/24	1,216,000	1,233,130
Concho Resources, Inc. 3.750%, 10/01/27	93,000	93,414
ConocoPhillips 5.900%, 10/15/32	550,000	668,785
ConocoPhillips Co. 4.150%, 11/15/34	610,000	629,864
ConocoPhillips Holding Co. 6.950%, 04/15/29	225,000	291,555
Encana Corp. 6.500%, 08/15/34	195,000	228,192
7.375%, 11/01/31	500,000	617,225
Eni USA, Inc. 7.300%, 11/15/27	200,000	250,711
EOG Resources, Inc. 5.100%, 01/15/36	431,000	479,557
EQT Corp. 3.900%, 10/01/27	50,000	50,009
Hess Corp. 5.800%, 04/01/47 (b)	555,000	570,379
6.000%, 01/15/40	200,000	207,064
Kerr-McGee Corp. 7.875%, 09/15/31	1,000,000	1,271,386
Marathon Oil Corp. 6.800%, 03/15/32	727,000	831,548
Marathon Petroleum Corp. 4.750%, 09/15/44	180,000	179,067
Nabors Industries, Inc. 4.625%, 09/15/21	115,000	112,815
5.000%, 09/15/20 (b)	110,000	112,200
Noble Energy, Inc. 5.050%, 11/15/44	170,000	175,459
6.000%, 03/01/41	322,000	367,783
Noble Holding International, Ltd. 5.250%, 03/15/42	124,000	81,220
8.700%, 04/01/45	218,000	180,940
Occidental Petroleum Corp. 3.400%, 04/15/26	114,000	116,442
3.500%, 06/15/25	193,000	197,527
4.625%, 06/15/45	79,000	86,400
8.450%, 02/15/29	135,000	186,510
Petro-Canada 5.350%, 07/15/33	165,000	187,046

Oil & Gas—(Continued)
Petroleos Mexicanos 6.500%, 03/13/27 (144A)	1,360,000	1,507,193
Phillips 66 4.650%, 11/15/34	229,000	242,420
4.875%, 11/15/44	595,000	645,578
Shell International Finance B.V. 2.250%, 11/10/20	111,000	111,808
2.375%, 08/21/22 (b)	440,000	441,227
2.500%, 09/12/26	220,000	211,995
2.875%, 05/10/26	164,000	163,182
3.400%, 08/12/23	350,000	366,975
3.625%, 08/21/42	25,000	23,922
3.750%, 09/12/46	288,000	277,457
4.000%, 05/10/46	345,000	348,928
4.125%, 05/11/35	350,000	369,604
5.500%, 03/25/40	86,000	104,397
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	582,000	626,004
Statoil ASA 5.100%, 08/17/40	100,000	116,274
7.250%, 09/23/27	205,000	273,040
Suncor Energy, Inc. 5.950%, 12/01/34	100,000	120,444
7.150%, 02/01/32	100,000	130,173
Tosco Corp. 8.125%, 02/15/30	526,000	724,335
Total Capital International S.A. 2.700%, 01/25/23	564,000	570,385
3.700%, 01/15/24	1,229,000	1,297,397
Valero Energy Corp. 7.500%, 04/15/32	25,000	32,914

		27,542,635

Oil & Gas Services—0.2%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	415,000	479,961
Halliburton Co. 3.800%, 11/15/25	620,000	636,622
4.850%, 11/15/35	85,000	92,148
5.000%, 11/15/45	116,000	127,229
6.700%, 09/15/38	350,000	446,163
National Oilwell Varco, Inc. 1.350%, 12/01/17	29,000	28,969
Schlumberger Holdings Corp. 2.350%, 12/21/18 (144A)	400,000	402,293
4.000%, 12/21/25 (144A)	635,000	666,095
Schlumberger Investment S.A. 3.650%, 12/01/23	358,000	380,022

		3,259,502

Pharmaceuticals—1.0%
AbbVie, Inc. 2.000%, 11/06/18 (b)	649,000	651,140
2.300%, 05/14/21	105,000	104,827
3.200%, 11/06/22	109,000	111,767

BHFTI-235

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
AbbVie, Inc. 4.300%, 05/14/36	353,000	$370,600
4.450%, 05/14/46	395,000	415,771
4.500%, 05/14/35	1,500,000	1,614,157
4.700%, 05/14/45	310,000	337,942
Allergan Funding SCS 3.800%, 03/15/25	718,000	745,650
3.850%, 06/15/24	750,000	782,410
4.550%, 03/15/35	1,295,000	1,381,651
AstraZeneca plc 3.125%, 06/12/27	330,000	326,104
3.375%, 11/16/25	167,000	169,528
Bayer U.S. Finance LLC 1.500%, 10/06/17 (144A)	285,000	285,000
Cardinal Health, Inc. 2.400%, 11/15/19	128,000	128,841
3.200%, 03/15/23	155,000	157,565
3.410%, 06/15/27	305,000	306,043
3.750%, 09/15/25	169,000	174,982
Express Scripts Holding Co. 3.400%, 03/01/27 (b)	305,000	300,680
3.500%, 06/15/24 (b)	249,000	252,652
6.125%, 11/15/41	61,000	73,416
Forest Laboratories LLC 5.000%, 12/15/21 (144A)	225,000	245,903
GlaxoSmithKline Capital plc 2.850%, 05/08/22	500,000	511,400
GlaxoSmithKline Capital, Inc. 2.800%, 03/18/23	143,000	145,403
5.375%, 04/15/34	300,000	357,454
Johnson & Johnson 3.550%, 03/01/36	350,000	360,152
3.625%, 03/03/37	295,000	306,548
4.375%, 12/05/33	46,000	52,215
6.950%, 09/01/29	300,000	413,774
McKesson Corp. 2.850%, 03/15/23	420,000	422,190
3.796%, 03/15/24 (b)	600,000	630,375
Mead Johnson Nutrition Co. 3.000%, 11/15/20	89,000	91,435
4.900%, 11/01/19	135,000	143,477
5.900%, 11/01/39	300,000	377,820
Medco Health Solutions, Inc. 4.125%, 09/15/20	450,000	472,427
Merck & Co., Inc. 2.400%, 09/15/22	35,000	35,265
2.750%, 02/10/25	409,000	410,266
2.800%, 05/18/23	27,000	27,714
6.550%, 09/15/37	150,000	207,770
Mylan NV 3.150%, 06/15/21 (b)	335,000	340,870
3.950%, 06/15/26 (b)	444,000	452,038
5.250%, 06/15/46 (b)	350,000	379,662
Mylan, Inc. 2.600%, 06/24/18	50,000	50,247
3.125%, 01/15/23 (144A)	325,000	324,719

Pharmaceuticals—(Continued)
Novartis Capital Corp. 3.400%, 05/06/24	527,000	552,069
Pfizer, Inc. 2.750%, 06/03/26	300,000	296,990
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	643,000	638,999
3.200%, 09/23/26	540,000	532,341
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21	254,000	255,811
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	250,000	246,676
Teva Pharmaceutical Finance Netherlands B.V. 3.150%, 10/01/26 (b)	238,000	219,364
4.100%, 10/01/46 (b)	760,000	640,195
Wyeth LLC 6.500%, 02/01/34	806,000	1,087,766
Zoetis, Inc. 4.700%, 02/01/43	43,000	47,588

		19,967,649

Pipelines—1.1%
APT Pipelines, Ltd. 4.250%, 07/15/27 (144A)	142,000	146,093
Boardwalk Pipelines L.P. 4.450%, 07/15/27	37,000	37,673
5.750%, 09/15/19	290,000	307,389
5.950%, 06/01/26	417,000	466,467
Buckeye Partners L.P. 3.950%, 12/01/26	140,000	138,116
5.600%, 10/15/44	310,000	323,048
5.850%, 11/15/43	255,000	276,995
Columbia Pipeline Group, Inc. 4.500%, 06/01/25	805,000	860,002
Enbridge, Inc. 2.900%, 07/15/22	350,000	352,049
3.700%, 07/15/27	450,000	456,236
Energy Transfer L.P. 2.500%, 06/15/18 (b)	576,000	578,262
4.750%, 01/15/26	128,000	134,742
5.150%, 02/01/43	195,000	190,203
6.050%, 06/01/41	446,000	481,793
7.500%, 07/01/38	200,000	245,516
EnLink Midstream Partners L.P. 2.700%, 04/01/19	281,000	281,806
Enterprise Products Operating LLC 3.350%, 03/15/23	500,000	512,854
3.700%, 02/15/26	138,000	141,731
3.750%, 02/15/25	942,000	976,296
3.900%, 02/15/24	233,000	244,276
4.875%, 08/16/77 (c)	410,000	412,050
4.900%, 05/15/46	430,000	469,765
4.950%, 10/15/54	33,000	34,962
5.250%, 08/16/77 (c)	330,000	332,887
6.125%, 10/15/39	400,000	484,901
6.875%, 03/01/33	162,000	204,444

BHFTI-236

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P. 5.625%, 09/01/41	190,000	$197,667
Kinder Morgan, Inc. 5.300%, 12/01/34	220,000	229,686
Magellan Midstream Partners L.P. 6.550%, 07/15/19	695,000	746,909
MPLX L.P. 4.000%, 02/15/25	95,000	96,606
4.125%, 03/01/27	315,000	320,726
4.875%, 12/01/24	460,000	495,679
5.200%, 03/01/47	141,000	147,625
ONEOK Partners L.P. 3.375%, 10/01/22	65,000	65,654
3.800%, 03/15/20	220,000	225,587
5.000%, 09/15/23	145,000	156,583
6.125%, 02/01/41	890,000	1,024,748
6.650%, 10/01/36	275,000	332,337
6.850%, 10/15/37	275,000	338,341
Phillips 66 Partners L.P. 4.900%, 10/01/46	308,000	308,269
Plains All American Pipeline L.P. / PAA Finance Corp. 3.850%, 10/15/23	350,000	351,341
4.650%, 10/15/25	400,000	411,929
4.700%, 06/15/44	250,000	226,228
5.750%, 01/15/20 (b)	610,000	647,895
6.650%, 01/15/37	425,000	470,535
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	102,000	111,204
8.000%, 03/01/32	70,000	95,235
Spectra Energy Partners L.P. 2.950%, 09/25/18	140,000	141,432
4.500%, 03/15/45	205,000	206,504
Sunoco Logistics Partners Operations L.P. 4.250%, 04/01/24	91,000	93,898
4.950%, 01/15/43	295,000	277,504
5.300%, 04/01/44	15,000	14,906
5.350%, 05/15/45	1,040,000	1,039,298
5.400%, 10/01/47	260,000	264,475
TC PipeLines L.P. 3.900%, 05/25/27	106,000	106,174
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	46,000	45,289
Texas Gas Transmission LLC 4.500%, 02/01/21 (144A)	210,000	218,750
TransCanada PipeLines, Ltd. 4.625%, 03/01/34	475,000	519,562
5.850%, 03/15/36	176,000	217,705
7.125%, 01/15/19	142,000	151,313
7.250%, 08/15/38	300,000	417,885
Transcanada Trust 5.300%, 3M USD LIBOR + 3.208%, 03/15/77 (c)	305,000	312,244
5.625%, 3M USD LIBOR + 3.528%, 05/20/75 (c)	55,000	58,328

Pipelines—(Continued)
Western Gas Partners L.P. 3.950%, 06/01/25	157,000	157,728
4.650%, 07/01/26	150,000	157,219
5.375%, 06/01/21	149,000	159,571
5.450%, 04/01/44	102,000	108,010
Williams Partners L.P. 3.900%, 01/15/25	217,000	221,463
4.000%, 09/15/25	700,000	715,983

		21,696,581

Real Estate—0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	580,000	591,361
3.875%, 03/20/27 (144A)	473,000	486,700
ProLogis L.P. 3.750%, 11/01/25	38,000	39,767

		1,117,828

Real Estate Investment Trusts—0.6%
American Tower Corp. 3.375%, 10/15/26	635,000	627,679
3.550%, 07/15/27	260,000	258,331
4.400%, 02/15/26	195,000	206,221
5.000%, 02/15/24	474,000	522,948
AvalonBay Communities, Inc. 2.900%, 10/15/26 (b)	124,000	120,952
Boston Properties L.P. 3.800%, 02/01/24	527,000	551,105
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	200,000	200,134
Crown Castle International Corp. 3.700%, 06/15/26	304,000	306,085
4.000%, 03/01/27	47,000	48,061
4.450%, 02/15/26	306,000	323,985
DDR Corp. 3.900%, 08/15/24	30,000	30,221
4.700%, 06/01/27	94,000	96,842
Digital Realty Trust L.P. 3.700%, 08/15/27	115,000	116,079
Duke Realty L.P. 3.250%, 06/30/26	60,000	59,334
3.625%, 04/15/23	210,000	216,481
EPR Properties 4.500%, 06/01/27	532,000	538,646
ERP Operating L.P. 4.625%, 12/15/21	60,000	64,933
4.750%, 07/15/20	190,000	202,525
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	805,000	802,346
4.500%, 10/15/37 (144A)	150,000	151,870
Government Properties Income Trust 4.000%, 07/15/22	275,000	277,346
HCP, Inc. 3.875%, 08/15/24	357,000	366,469
4.000%, 06/01/25	472,000	486,863
4.200%, 03/01/24	125,000	130,844

BHFTI-237

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Kimco Realty Corp. 3.800%, 04/01/27 (b)	200,000	$201,995
Liberty Property L.P. 3.375%, 06/15/23 (b)	75,000	76,038
4.400%, 02/15/24	155,000	165,194
National Retail Properties, Inc. 4.000%, 11/15/25	193,000	197,885
Realty Income Corp. 3.875%, 07/15/24	200,000	206,383
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	300,000	301,782
Simon Property Group L.P. 3.250%, 11/30/26	122,000	121,448
3.500%, 09/01/25	275,000	281,370
4.375%, 03/01/21	420,000	446,567
UDR, Inc. 2.950%, 09/01/26	360,000	345,598
3.700%, 10/01/20	140,000	144,600
Ventas Realty L.P. 3.750%, 05/01/24	300,000	308,492
3.850%, 04/01/27	508,000	517,016
4.125%, 01/15/26	68,000	70,821
4.375%, 02/01/45	45,000	44,507
Ventas Realty L.P. / Ventas Capital Corp. 3.250%, 08/15/22	285,000	289,905
VEREIT Operating Partnership L.P. 4.600%, 02/06/24	621,000	652,015
Welltower, Inc. 4.000%, 06/01/25	410,000	427,434

		11,505,350

Retail—0.5%
AutoZone, Inc. 3.750%, 06/01/27	206,000	207,916
CVS Health Corp. 2.125%, 06/01/21	715,000	708,388
2.875%, 06/01/26	175,000	169,062
3.875%, 07/20/25	660,000	688,388
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	85,136	91,288
5.880%, 01/10/28	442,309	493,181
Darden Restaurants, Inc. 3.850%, 05/01/27	423,000	430,158
Home Depot, Inc. (The) 2.125%, 09/15/26	77,000	72,308
2.800%, 09/14/27	545,000	534,547
3.500%, 09/15/56	380,000	350,411
4.875%, 02/15/44	250,000	290,392
5.400%, 09/15/40	200,000	247,506
5.875%, 12/16/36	100,000	129,891
Lowe’s Cos., Inc. 3.100%, 05/03/27	1,025,000	1,019,210
Macy’s Retail Holdings, Inc. 4.300%, 02/15/43	195,000	157,259
6.900%, 01/15/32	180,000	191,322

Retail—(Continued)
McDonald’s Corp. 4.600%, 05/26/45	295,000	322,081
4.875%, 07/15/40	340,000	374,072
6.300%, 10/15/37	325,000	421,801
Nordstrom, Inc. 6.950%, 03/15/28	170,000	189,752
O’Reilly Automotive, Inc. 3.600%, 09/01/27	185,000	184,880
Target Corp. 6.350%, 11/01/32	177,000	228,311
6.650%, 08/01/28	182,000	224,815
6.750%, 01/01/28	66,000	81,398
Wal-Mart Stores, Inc. 3.300%, 04/22/24	150,000	157,322
5.000%, 10/25/40	775,000	920,771
5.875%, 04/05/27 (b)	90,000	112,689
6.750%, 10/15/23	111,000	135,599
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24	978,000	1,011,840
4.500%, 11/18/34	292,000	304,378
4.800%, 11/18/44	175,000	185,928

		10,636,864

Savings & Loans—0.0%
Nationwide Building Society 4.000%, 09/14/26 (144A)	250,000	248,751

Semiconductors—0.3%
Analog Devices, Inc. 3.125%, 12/05/23	244,000	247,514
3.500%, 12/05/26	385,000	388,802
4.500%, 12/05/36	113,000	117,735
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22 (144A)	450,000	457,507
3.625%, 01/15/24 (144A)	947,000	972,926
3.875%, 01/15/27 (144A)	449,000	462,457
Intel Corp. 2.600%, 05/19/26	855,000	830,596
2.875%, 05/11/24	367,000	371,489
3.100%, 07/29/22	230,000	239,230
3.150%, 05/11/27	520,000	528,028
4.800%, 10/01/41	182,000	211,928
QUALCOMM, Inc. 2.600%, 01/30/23	35,000	35,083
2.900%, 05/20/24	1,680,000	1,685,680
3.250%, 05/20/27	439,000	442,677

		6,991,652

Software—0.5%
Microsoft Corp. 2.400%, 08/08/26	795,000	768,415
2.700%, 02/12/25 (b)	600,000	605,819
2.875%, 02/06/24	301,000	307,598
3.450%, 08/08/36	665,000	669,807

BHFTI-238

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Microsoft Corp. 3.500%, 02/12/35	418,000	$425,476
3.700%, 08/08/46	660,000	665,571
3.750%, 02/12/45	70,000	71,024
4.100%, 02/06/37	770,000	834,462
4.500%, 10/01/40	500,000	561,548
4.500%, 02/06/57	238,000	269,320
5.200%, 06/01/39	500,000	617,901
Oracle Corp. 2.400%, 09/15/23	283,000	281,398
2.500%, 05/15/22	226,000	229,321
2.500%, 10/15/22	379,000	381,780
2.650%, 07/15/26	1,630,000	1,601,100
2.950%, 05/15/25	450,000	453,776
3.850%, 07/15/36	285,000	294,958
4.000%, 07/15/46	310,000	320,760
4.125%, 05/15/45	275,000	286,931
6.125%, 07/08/39	70,000	93,335
VMware, Inc. 2.950%, 08/21/22	869,000	874,190

		10,614,490

Telecommunications—1.4%
America Movil S.A.B. de C.V. 5.000%, 03/30/20	100,000	106,964
5.625%, 11/15/17	125,000	125,612
6.375%, 03/01/35 (b)	600,000	747,729
AT&T, Inc. 3.000%, 06/30/22	97,000	97,944
3.400%, 05/15/25	1,377,000	1,358,274
3.600%, 02/17/23	956,000	983,615
3.950%, 01/15/25	95,000	97,576
4.300%, 12/15/42	227,000	211,571
4.350%, 06/15/45	530,000	486,445
4.450%, 04/01/24	56,000	59,418
4.500%, 05/15/35	1,435,000	1,416,757
4.500%, 03/09/48	825,000	761,014
4.600%, 02/15/21	100,000	106,230
4.900%, 08/14/37	706,000	713,516
5.150%, 02/14/50	475,000	477,313
5.250%, 03/01/37	1,040,000	1,094,472
5.350%, 09/01/40	90,000	94,582
5.450%, 03/01/47	140,000	148,094
5.500%, 02/01/18	149,000	150,892
5.800%, 02/15/19	151,000	158,854
6.350%, 03/15/40	225,000	261,206
BellSouth Capital Funding Corp. 7.875%, 02/15/30	550,000	730,775
BellSouth LLC 6.550%, 06/15/34	200,000	235,699
BellSouth Telecommunications LLC 6.375%, 06/01/28 (b)	350,000	407,428
British Telecommunications plc 5.950%, 01/15/18	100,000	101,214
9.125%, 12/15/30	75,000	113,506

Telecommunications—(Continued)
Cisco Systems, Inc. 5.500%, 01/15/40	110,000	137,532
5.900%, 02/15/39	750,000	987,829
Crown Castle Towers LLC 3.663%, 05/15/25 (144A)	260,000	266,500
4.883%, 08/15/20 (144A)	500,000	529,636
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A)	460,000	450,585
3.600%, 01/19/27 (144A)	1,125,000	1,138,197
Koninklijke KPN NV 8.375%, 10/01/30	250,000	347,638
Qwest Corp. 6.750%, 12/01/21 (b)	350,000	382,194
6.875%, 09/15/33 (b)	85,000	83,182
7.250%, 09/15/25 (b)	133,000	147,165
Rogers Communications, Inc. 8.750%, 05/01/32	400,000	576,435
SES Global Americas Holdings GP 2.500%, 03/25/19 (144A)	70,000	69,822
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	150,000	151,214
4.103%, 03/08/27	707,000	731,471
5.213%, 03/08/47	612,000	673,527
Verizon Communications, Inc. 2.946%, 03/15/22	399,000	405,761
3.450%, 03/15/21	180,000	187,130
4.125%, 03/16/27	470,000	490,404
4.125%, 08/15/46	935,000	849,977
4.272%, 01/15/36	1,540,000	1,512,902
4.400%, 11/01/34	1,622,000	1,623,036
4.500%, 08/10/33	775,000	794,057
4.522%, 09/15/48	304,000	294,324
4.672%, 03/15/55	131,000	124,790
4.812%, 03/15/39	1,428,000	1,474,134
4.862%, 08/21/46	493,000	499,737
5.012%, 04/15/49	195,000	199,371
5.012%, 08/21/54	767,000	769,240
5.250%, 03/16/37	274,000	300,478
Vodafone Group plc 6.250%, 11/30/32	750,000	913,733

		28,358,701

Toys/Games/Hobbies—0.0%
Hasbro, Inc. 3.500%, 09/15/27	83,000	82,260

Transportation—0.5%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	500,000	513,454
3.050%, 09/01/22	620,000	638,671
3.450%, 09/15/21	510,000	532,179
4.125%, 06/15/47	335,000	353,889
7.950%, 08/15/30	100,000	143,865
Canadian Pacific Railway Co. 2.900%, 02/01/25	785,000	781,170
4.800%, 09/15/35	360,000	406,485

BHFTI-239

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	$142,126
6.125%, 09/15/15	102,000	129,756
7.250%, 05/15/19	290,000	314,263
CSX Corp. 2.600%, 11/01/26	300,000	286,426
3.250%, 06/01/27	805,000	807,210
3.400%, 08/01/24	200,000	205,118
4.750%, 05/30/42	41,000	44,585
FedEx Corp. 3.250%, 04/01/26 (b)	82,000	83,086
3.900%, 02/01/35	96,000	97,309
4.100%, 02/01/45	450,000	444,496
JB Hunt Transport Services, Inc. 3.300%, 08/15/22	490,000	502,185
Norfolk Southern Corp. 2.900%, 06/15/26	470,000	465,856
3.150%, 06/01/27	480,000	479,551
5.590%, 05/17/25	100,000	114,744
Ryder System, Inc. 2.500%, 05/11/20	844,000	852,360
2.875%, 09/01/20	330,000	335,478
Union Pacific Corp. 3.000%, 04/15/27	395,000	397,376
3.600%, 09/15/37	174,000	176,076
3.799%, 10/01/51	378,000	370,508
4.000%, 04/15/47	215,000	225,126

		9,843,348

Trucking & Leasing—0.0%
Aviation Capital Group Corp. 2.875%, 01/20/22 (144A)	860,000	860,145
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.875%, 07/17/18 (144A)	93,000	93,868

		954,013

Water—0.0%
American Water Capital Corp. 3.850%, 03/01/24	100,000	105,654
6.593%, 10/15/37	100,000	136,784

		242,438

Total Corporate Bonds & Notes (Cost $489,291,696)		495,143,434

Convertible Bonds—18.4%

Aerospace/Defense—1.1%
Airbus SE Zero Coupon, 06/14/21 (EUR)	6,400,000	8,868,981
Zero Coupon, 07/01/22 (EUR)	4,500,000	5,746,695
MTU Aero Engines AG 0.125%, 05/17/23	2,200,000	3,311,330

Aerospace/Defense—(Continued)
Safran S.A. Zero Coupon, 12/31/20	3,559,000	4,205,828

		22,132,834

Apparel—0.3%
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	1,875,400	5,534,774

Auto Parts & Equipment—0.5%
Cie Generale des Etablissements Michelin Zero Coupon, 01/10/22	5,800,000	6,295,900
Valeo S.A. Zero Coupon, 06/16/21	2,800,000	3,189,200

		9,485,100

Banks—0.6%
Credit Agricole S.A. Zero Coupon, 10/03/19	4,380,000	4,174,510
Gunma Bank, Ltd. (The) Zero Coupon, 10/11/19	2,100,000	2,223,375
Shizuoka Bank, Ltd. (The) Zero Coupon, 04/25/18	2,200,000	2,169,750
Yamaguchi Financial Group, Inc. 0.829%, 3M USD LIBOR - 0.500%, 03/26/20 (c)	2,900,000	3,032,675

		11,600,310

Biotechnology—0.6%
Illumina, Inc. Zero Coupon, 06/15/19 (b)	9,732,000	10,267,260
0.500%, 06/15/21 (b)	1,662,000	1,889,486

		12,156,746

Building Materials—0.1%
LIXIL Group Corp. Zero Coupon, 03/04/20	230,000,000	2,102,755

Chemicals—0.6%
BASF SE 0.925%, 03/09/23	4,500,000	4,725,000
Brenntag Finance B.V. 1.875%, 12/02/22	4,000,000	4,090,000
Kansai Paint Co., Ltd. Zero Coupon, 06/17/19	230,000,000	2,317,374
Toray Industries, Inc. Zero Coupon, 08/30/19	210,000,000	2,330,482

		13,462,856

Coal—0.3%
RAG-Stiftung Zero Coupon, 02/18/21	4,100,000	5,369,137

BHFTI-240

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.4%
Macquarie Infrastructure Corp. 2.000%, 10/01/23 (b)	3,525,000	$3,414,844
2.875%, 07/15/19	2,682,000	2,847,949
Toppan Printing Co., Ltd. Zero Coupon, 12/19/19	200,000,000	1,968,451

		8,231,244

Diversified Financial Services—0.4%
Citigroup Global Markets Funding Luxembourg SCA 0.500%, 08/04/23	2,000,000	2,676,503
Criteria Caixa S.A.U. 1.000%, 11/25/17	3,000,000	3,568,748
Solidium Oy Zero Coupon, 09/04/18	1,800,000	2,194,435

		8,439,686

Electric—0.4%
Iberdrola International B.V. Zero Coupon, 11/11/22	5,300,000	6,295,392
Tohoku Electric Power Co., Inc. Zero Coupon, 12/03/18	200,000,000	1,764,053

		8,059,445

Engineering & Construction—0.3%
Shimizu Corp. Zero Coupon, 10/16/20	260,000,000	2,591,335
Vinci S.A. 0.375%, 02/16/22	3,400,000	3,767,200

		6,358,535

Food—0.1%
J Sainsbury plc 1.250%, 11/21/19	1,200,000	1,632,119

Forest Products & Paper—0.1%
Daio Paper Corp. Zero Coupon, 09/17/20	190,000,000	1,739,169

Gas—0.5%
National Grid North America, Inc. 0.900%, 11/02/20	1,600,000	2,157,935
Snam S.p.A. Zero Coupon, 03/20/22	6,600,000	8,085,262

		10,243,197

Healthcare - Products—0.1%
QIAGEN NV 0.375%, 03/19/19	1,600,000	1,866,880
Terumo Corp. Zero Coupon, 12/04/19	120,000,000	1,266,652

		3,133,532

Healthcare - Services—0.4%
Anthem, Inc. 2.750%, 10/15/42 (b)	2,956,000	7,670,820

Holding Companies - Diversified—0.4%
Industrivarden AB Zero Coupon, 05/15/19	24,000,000	3,230,979
Wendel S.A. Zero Coupon, 07/31/19	7,696,700	5,231,531

		8,462,510

Home Furnishings—0.9%
Sony Corp. Zero Coupon, 09/30/22	907,000,000	9,239,269
Steinhoff Finance Holdings GmbH 1.250%, 08/11/22 (EUR)	7,200,000	7,650,205
4.000%, 01/30/21 (EUR)	1,600,000	2,214,881

		19,104,355

Insurance—0.2%
Swiss Life Holding AG Zero Coupon, 12/02/20	2,340,000	3,547,395

Internet—0.8%
Priceline Group, Inc. (The) 0.350%, 06/15/20	7,288,000	10,517,495
0.900%, 09/15/21 (b)	5,290,000	6,070,275

		16,587,770

Investment Company Security—0.1%
Ares Capital Corp. 4.375%, 01/15/19 (b)	1,851,000	1,892,648

Miscellaneous Manufacturing—0.4%
Siemens Financieringsmaatschappij NV 1.650%, 08/16/19	7,000,000	8,515,500

Oil & Gas—1.0%
BP Capital Markets plc 1.000%, 04/28/23	3,200,000	5,054,477
Eni S.p.A. Zero Coupon, 04/13/22	3,800,000	4,628,204
TOTAL S.A. 0.500%, 12/02/22	10,400,000	10,628,800

		20,311,481

Oil & Gas Services—0.2%
TechnipFMC plc 0.875%, 01/25/21	3,600,000	4,937,744

Pharmaceuticals—0.5%
Bayer AG 0.050%, 06/15/20	6,700,000	8,809,590

BHFTI-241

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26 (b)	2,210,000	$1,991,763

		10,801,353

Real Estate—1.0%
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	4,500,000	3,279,332
1.950%, 10/17/23 (SGD)	8,500,000	6,454,348
Deutsche Wohnen SE 0.325%, 07/26/24	5,000,000	6,054,285
LEG Immobilien AG 0.500%, 07/01/21	2,800,000	5,381,783

		21,169,748

Real Estate Investment Trusts—1.1%
Derwent London Capital No.2 Jersey, Ltd. 1.125%, 07/24/19	2,000,000	2,796,579
Extra Space Storage L.P. 3.125%, 10/01/35 (b)	1,415,000	1,543,234
Fonciere Des Regions 0.875%, 04/01/19	4,013,600	4,694,456
Spirit Realty Capital, Inc. 2.875%, 05/15/19 (b)	3,376,000	3,384,440
Unibail-Rodamco SE Zero Coupon, 07/01/21 (EUR)	1,459,600	5,146,841
Zero Coupon, 01/01/22 (EUR)	1,121,300	4,492,417

		22,057,967

Semiconductors—2.4%
Intel Corp. 3.250%, 08/01/39	4,504,000	8,276,100
3.493%, 12/15/35	6,302,000	8,964,595
Novellus Systems, Inc. 2.625%, 05/15/41	3,388,000	18,612,825
STMicroelectronics NV Zero Coupon, 07/03/22	12,800,000	14,577,152

		50,430,672

Software—0.5%
Citrix Systems, Inc. 0.500%, 04/15/19 (b)	2,787,000	3,232,920
Red Hat, Inc. 0.250%, 10/01/19	4,627,000	7,119,796

		10,352,716

Telecommunications—1.7%
America Movil S.A.B. de C.V. Zero Coupon, 05/28/20	15,200,000	17,758,290
Telefonica Participaciones S.A.U. Zero Coupon, 03/09/21	3,700,000	4,369,970
Telenor East Holding II A/S 0.250%, 09/20/19	5,800,000	6,449,658

Telecommunications—(Continued)
Vodafone Group plc Zero Coupon, 11/26/20	4,600,000	6,004,843

		34,582,761

Transportation—0.1%
Deutsche Post AG 0.600%, 12/06/19	1,400,000	3,039,727

Water—0.3%
Suez Zero Coupon, 02/27/20	14,597,500	3,319,437
Veolia Environnement S.A. Zero Coupon, 03/15/21	11,027,100	3,872,345

		7,191,782

Total Convertible Bonds (Cost $353,395,743)		380,338,388

Convertible Preferred Stocks—0.8%

Banks—0.7%
Wells Fargo & Co., Series L 7.500%, 12/31/49	11,468	15,080,420

Machinery—0.1%
Stanley Black & Decker, Inc. 5.375%, 05/15/20 (b)	19,643	2,252,070

Total Convertible Preferred Stocks (Cost $15,957,570)		17,332,490

U.S. Treasury & Government Agencies—0.2%

Federal Agencies—0.1%
Federal Farm Credit Bank 5.250%, 12/28/27	585,000	713,447
Tennessee Valley Authority 5.375%, 04/01/56	350,000	476,720

		1,190,167

U.S. Treasury—0.1%
U.S. Treasury Notes 1.250%, 11/15/18	1,935,000	1,931,750

Total U.S. Treasury & Government Agencies (Cost $3,078,245)		3,121,917

Municipals—0.1%
American Municipal Power, Inc., Build America Bonds 5.939%, 02/15/47	75,000	96,931
7.499%, 02/15/50	350,000	503,510

BHFTI-242

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
Los Angeles, CA Unified School District, Build America Bonds 6.758%, 07/01/34	75,000	$104,336
Los Angeles, Department of Airports, Build America Bonds 6.582%, 05/15/39	65,000	84,462
Los Angeles, Unified School District, Build America Bonds 5.750%, 07/01/34	100,000	127,939
Ohio University, Revenue Bonds 5.590%, 12/01/2114	300,000	345,867
Port Authority of New York & New Jersey 4.458%, 10/01/62	130,000	145,499
5.647%, 11/01/40	30,000	38,834
State of California, General Obligation Unlimited, Build America Bonds 7.300%, 10/01/39	260,000	382,195
State of Massachusetts, Build America Bonds 5.456%, 12/01/39	150,000	189,187
University of California, Build America Bonds 5.770%, 05/15/43	140,000	179,260

Total Municipals (Cost $1,992,384)		2,198,020

Preferred Stocks—0.1%

Automobiles—0.0%
Volkswagen AG	2,736	446,248

Household Products—0.1%
Henkel AG & Co. KGaA	11,606	1,579,864

Total Preferred Stocks (Cost $1,784,039)		2,026,112

Foreign Government—0.1%

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	165,000	201,607
9.375%, 04/15/30	275,000	430,927

		632,534

Provincial—0.1%
Province of Quebec Canada 6.350%, 01/30/26	600,000	740,897

Sovereign—0.0%
Colombia Government International Bonds 7.375%, 09/18/37	150,000	197,850

Total Foreign Government (Cost $1,676,696)		1,571,281

Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Equity Real Estate Investment Trusts—0.0%
Mapletree Logistics Trust, Expires 10/04/17 (a) (Cost $0)	122,420	8,574

Short-Term Investments—15.4%

Repurchase Agreement—13.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $284,981,708 on 10/02/17, collateralized by $291,545,000 U.S. Government Agency Obligations with rates ranging from 0.125% - 2.125%, maturity dates ranging from 02/28/21 - 08/31/21, with a value of $290,686,792.	284,978,858	284,978,858

U.S. Treasury—1.6%
U.S. Treasury Bills 0.940%, 11/09/17 (d) (e) (f)	30,410,000	30,379,194
1.004%, 03/01/18 (d) (f)	135,000	134,369
1.048%, 02/22/18 (d) (f)	2,580,000	2,568,778
1.085%, 12/07/17 (d) (f)	200,000	199,639

		33,281,980

Total Short-Term Investments (Cost $318,261,099)		318,260,838

Securities Lending Reinvestments (g)—2.9%

Certificates of Deposit—1.8%
Banco Del Estado De Chile New York 1.382%, 1M LIBOR + 0.150%, 01/05/18 (c)	1,500,000	1,499,883
Bank of China, Ltd. 1.540%, 10/23/17	1,000,000	1,000,000
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (c)	1,500,000	1,500,177
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (c)	1,250,000	1,250,068
1.647%, 1M LIBOR + 0.410%, 10/27/17 (c)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
1.360%, 11/20/17	1,000,000	1,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (c)	1,500,000	1,500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (c)	1,500,000	1,500,148

BHFTI-243

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (c)	1,250,000	$1,250,045
1.494%, 1M LIBOR + 0.260%, 10/16/17 (c)	1,000,000	1,000,048
KBC Bank NV 1.380%, 10/26/17	1,000,000	1,000,110
Landesbank Hessen-Thuringen 1.300%, 10/06/17	1,500,000	1,500,035
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (c)	1,500,000	1,500,000
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (c)	500,000	500,373
1.494%, 1M LIBOR + 0.260%, 10/18/17 (c)	1,500,000	1,500,051
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (c)	2,000,000	2,000,700
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (c)	2,500,000	2,499,912
Norinchukin Bank New York 1.486%, 1M LIBOR + 0.250%, 10/13/17 (c)	1,000,000	1,000,037
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (c)	1,000,000	999,955
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (c)	2,000,000	1,999,940
Sumitomo Mitsui Trust Bank, Ltd., New York 1.401%, 1M LIBOR + 0.170%, 12/04/17 (c)	1,500,000	1,500,000
1.488%, 1M LIBOR + 0.250%, 10/26/17 (c)	1,500,000	1,500,150
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (c)	2,000,000	2,000,272
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (c)	2,000,000	2,000,644
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (c)	500,000	499,997
1.694%, 3M LIBOR + 0.380%, 10/26/17 (c)	1,200,000	1,200,289

		37,703,042

Commercial Paper—0.7%
Barton Capital S.A. 1.330%, 10/05/17	1,993,572	1,999,860

Commercial Paper—(Continued)
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (c)	1,000,000	1,000,171
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (c)	1,000,000	1,000,054
Kells Funding LLC 1.400%, 03/01/18	496,442	496,988
LMA S.A. & LMA Americas 1.420%, 12/11/17	1,988,088	1,994,970
Macquarie Bank, Ltd., London 1.340%, 10/27/17	1,993,151	1,998,139
Ridgefield Funding Co. LLC 1.350%, 11/17/17	996,063	998,294
Sheffield Receivables Co. 1.330%, 10/05/17	996,675	999,935
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (c)	2,000,000	2,000,464
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (c)	1,900,000	1,900,352

		14,389,227

Repurchase Agreements—0.4%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,844,783 on 10/02/17, collateralized by $3,067,777 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,881,514.	1,844,622	1,844,622
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,000,175 on 10/02/17, collateralized by $2,036,015 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,005,320 on 01/02/18, collateralized by $5,384 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,111,535.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $2,014,630 on 01/02/18, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000

BHFTI-244

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,939,078 on 01/02/18, collateralized by various Common Stock with a value of $2,090,000.	1,900,000	$1,900,000

		8,744,622

Time Deposits—0.0%
Credit Agricole S.A. 1.080%, 10/02/17	25,038	25,038
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	24,537	24,537
Landesbank Hessen-Thuringen 1.170%, 10/02/17	30,058	30,058
Standard Chartered plc 1.200%, 10/02/17	32,100	32,100

		111,733

Total Securities Lending Reinvestments (Cost $60,943,997)		60,948,624

Total Investments—98.0% (Cost $1,879,337,948)		2,024,676,307
Other assets and liabilities (net)—2.0%		41,017,557

Net Assets—100.0%		$2,065,693,864

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $59,351,434 and the collateral received consisted of cash in the amount of $60,846,282. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2017, the market value of securities pledged was $22,157,531.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $3,512,168.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $76,234,244, which is 3.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SGD)—	Singapore Dollar

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	18,648,561	Standard Chartered Bank	10/25/17	USD	14,992,526	$(368,227)
CHF	10,751,926	National Australia Bank Ltd.	10/25/17	USD	11,219,885	(100,534)
DKK	12,182,876	HSBC Bank plc	10/25/17	USD	1,970,006	(32,625)
EUR	1,759,602	Barclays Bank plc	10/25/17	USD	2,112,238	(30,124)
EUR	6,679,870	HSBC Bank plc	10/25/17	USD	7,943,601	(39,395)
EUR	2,252,934	National Australia Bank Ltd.	10/25/17	USD	2,687,667	(21,798)
EUR	1,902,657	Royal Bank of Canada	10/25/17	USD	2,255,613	(4,223)
GBP	4,451,578	Australia & New Zealand Banking Corp.	10/25/17	USD	5,907,364	62,037
GBP	872,526	Societe Generale	10/25/17	USD	1,185,301	(15,275)
GBP	778,777	State Street Bank and Trust	10/25/17	USD	1,056,458	(12,148)
HKD	3,333,836	Societe Generale	10/25/17	USD	427,271	(258)
ILS	4,725,919	Citibank N.A.	10/25/17	USD	1,340,852	(2,899)
JPY	145,156,000	Australia & New Zealand Banking Corp.	10/25/17	USD	1,315,584	(24,317)
JPY	392,315,000	Citibank N.A.	10/25/17	USD	3,557,232	(67,310)
JPY	191,827,135	National Australia Bank Ltd.	10/25/17	USD	1,715,104	(8,664)
SEK	21,024,000	State Street Bank and Trust	10/25/17	USD	2,569,729	14,658
SEK	47,645,994	Toronto Dominion Bank	10/25/17	USD	6,015,491	(158,581)

BHFTI-245

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	3,206,122	State Street Bank and Trust	10/25/17	USD	3,370,295	$54,611
EUR	3,350,000	Australia & New Zealand Banking Corp.	10/25/17	USD	3,974,299	10,286
EUR	3,100,985	Australia & New Zealand Banking Corp.	10/25/17	USD	3,654,861	(14,495)
EUR	2,207,213	Australia & New Zealand Banking Corp.	10/25/17	USD	2,652,903	41,135
EUR	1,671,090	Merrill Lynch International	10/25/17	USD	2,003,254	25,874
EUR	2,207,186	Morgan Stanley & Co. International	10/25/17	USD	2,598,178	(13,558)
EUR	4,946,855	Royal Bank of Canada	10/25/17	USD	5,951,586	98,035
EUR	127,200,518	Toronto Dominion Bank	10/25/17	USD	146,990,501	(3,524,273)
GBP	17,563,120	Societe Generale	10/25/17	USD	22,864,317	(687,175)
HKD	54,111,853	National Australia Bank Ltd.	10/25/17	USD	6,936,402	5,512
JPY	121,010,374	Citibank N.A.	10/25/17	USD	1,078,159	1,686
JPY	1,146,408,866	National Australia Bank Ltd.	10/25/17	USD	10,309,979	111,852
JPY	218,267,063	National Australia Bank Ltd.	10/25/17	USD	1,951,027	9,385
JPY	3,289,939,954	Standard Chartered Bank	10/25/17	USD	29,409,514	143,144
NOK	34,501,233	Citibank N.A.	10/25/17	USD	4,434,809	100,816
SEK	38,232,800	Morgan Stanley & Co. International	10/25/17	USD	4,619,928	(79,860)
SGD	12,275,036	State Street Bank and Trust	10/25/17	USD	9,129,637	77,885
SGD	12,137,100	State Street Bank and Trust	10/25/17	USD	8,866,630	(83,407)

Cross Currency Contracts to Buy
GBP	713,079	National Australia Bank Ltd.	10/25/17	JPY	107,587,507	(856)

Net Unrealized Depreciation						$(4,533,086)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	11/13/17	95	USD	4,961,375	$390,401
Aluminum Futures	01/15/18	67	USD	3,528,387	301,716
Aluminum Futures	03/19/18	56	USD	2,964,500	(20,469)
Australian 10 Year Treasury Bond Futures	12/15/17	614	AUD	61,186,097	(1,376,778)
Brent Crude Oil Futures	01/31/18	72	USD	4,054,320	105,630
Coffee “C” Futures	03/19/18	22	USD	1,086,112	(43,791)
Copper Futures	12/27/17	62	USD	4,580,250	533,038
Corn Futures	12/14/17	218	USD	3,872,225	(352,650)
Cotton No. 2 Futures	12/06/17	21	USD	718,725	(42,483)
Euro Stoxx 50 Index Futures	12/15/17	1,077	EUR	45,519,144	1,026,287
FTSE 100 Index Futures	12/15/17	19	GBP	1,866,090	(5,498)
Gasoline RBOB Futures	10/31/17	28	USD	1,871,016	97,143
Gold 100 oz. Futures	12/27/17	50	USD	6,424,000	110,369
Hang Seng Index Futures	10/30/17	115	HKD	20,253,373	90,419
KC Hard Red Winter Wheat Futures	12/14/17	29	USD	641,988	739
Lean Hogs Futures	12/14/17	44	USD	1,055,120	50,030
Live Cattle Futures	12/29/17	44	USD	2,028,400	(11,670)
MSCI Emerging Markets Index Mini Futures	12/15/17	725	USD	39,487,125	(659,766)
Natural Gas Futures	10/27/17	94	USD	2,826,580	(350,865)
Natural Gas Futures	12/27/17	58	USD	1,911,100	32,329
New York Harbor ULSD Futures	10/31/17	28	USD	2,128,560	412,181
Nickel Futures	11/13/17	32	USD	2,008,032	250,751
Nickel Futures	01/15/18	22	USD	1,388,112	16,896
Nickel Futures	06/18/18	21	USD	1,340,514	(162,918)
S&P 500 Index E-Mini Futures	12/15/17	2,588	USD	325,583,340	2,860,174
SPI 200 Index Futures	12/21/17	182	AUD	20,229,202	(110,889)

BHFTI-246

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Silver Futures	12/27/17	26	USD	2,167,880	$(7,038)
Soybean Futures	11/14/17	62	USD	3,001,575	90,980
Soybean Meal Futures	12/14/17	49	USD	1,547,420	46,595
Soybean Oil Futures	03/14/18	70	USD	1,395,660	8,614
Sugar No. 11 Futures	02/28/18	77	USD	1,215,984	(38,177)
TOPIX Index Futures	12/07/17	294	JPY	43,763,608	2,233,730
U.S. Treasury Long Bond Futures	12/19/17	36	USD	5,501,250	(85,612)
U.S. Treasury Note 10 Year Futures	12/19/17	152	USD	19,047,500	(212,109)
U.S. Treasury Note 2 Year Futures	12/29/17	86	USD	18,550,469	(45,864)
U.S. Treasury Note 5 Year Futures	12/29/17	22	USD	2,585,000	(6,520)
U.S. Treasury Ultra Long Bond Futures	12/19/17	61	USD	10,072,625	(133,292)
WTI Light Sweet Crude Oil Futures	02/16/18	34	USD	1,776,160	(610)
WTI Light Sweet Crude Oil Futures	12/18/17	34	USD	1,772,760	(340)
Wheat Futures	03/14/18	76	USD	1,772,700	(215,437)
Zinc Futures	11/13/17	32	USD	2,534,600	422,103
Zinc Futures	01/15/18	22	USD	1,738,550	206,734
Zinc Futures	03/19/18	22	USD	1,732,775	8,596

Futures Contracts—Short
Aluminum Futures	11/13/17	(95)	USD	(4,961,375)	(430,358)
Aluminum Futures	01/15/18	(67)	USD	(3,528,387)	(21,615)
Euro-Bund Futures	12/07/17	(420)	EUR	(79,925,068)	542,535
FTSE 100 Index Futures	12/15/17	(216)	GBP	(21,214,495)	106,382
Natural Gas Futures	10/27/17	(30)	USD	(902,100)	21,822
Nickel Futures	11/13/17	(32)	USD	(2,008,032)	(91,789)
Nickel Futures	01/15/18	(22)	USD	(1,388,112)	173,580
S&P TSX 60 Index Futures	12/14/17	(72)	CAD	(10,602,508)	(476,418)
U.S. Treasury Note 10 Year Futures	12/19/17	(94)	USD	(11,779,375)	64,131
U.S. Treasury Note 2 Year Futures	12/29/17	(352)	USD	(75,927,500)	245,309
U.S. Treasury Note Ultra 10 Year Futures	12/19/17	(216)	USD	(29,014,875)	282,034
United Kingdom Long Gilt Bond Futures	12/27/17	(247)	GBP	(41,001,784)	923,070
Zinc Futures	11/13/17	(32)	USD	(2,534,600)	(349,459)
Zinc Futures	01/15/18	(22)	USD	(1,738,550)	(9,966)

Net Unrealized Appreciation					$6,391,937

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	2.170%	Quarterly	06/05/27	USD	246,400,000	$(2,279,052)	$106,282	$(2,385,334)
Pay	3M LIBOR	2.210%	Quarterly	07/26/27	USD	166,800,000	(1,041,149)	(74,585)	(966,564)
Pay	3M LIBOR	2.210%	Quarterly	08/07/27	USD	165,800,000	(1,070,985)	(8,421)	(1,062,564)
Pay	3M LIBOR	2.241%	Quarterly	08/07/27	USD	37,200,000	(136,718)	—	(136,718)

Totals							$(4,527,904)	$23,276	$(4,551,180)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound

BHFTI-247

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

(HKD)—	Hong Kong Dollar
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,190,180	$5,799,270	$—	$8,989,450
Air Freight & Logistics	228,061	2,596,660	—	2,824,721
Airlines	2,832,405	974,867	—	3,807,272
Auto Components	1,037,201	5,095,041	—	6,132,242
Automobiles	2,303,625	19,276,870	—	21,580,495
Banks	30,385,986	63,764,989	—	94,150,975
Beverages	8,235,227	8,296,911	—	16,532,138
Biotechnology	7,094,946	2,458,852	—	9,553,798
Building Products	1,410,284	1,165,763	—	2,576,047
Capital Markets	8,384,576	8,436,838	—	16,821,414
Chemicals	5,188,249	14,928,506	—	20,116,755
Commercial Services & Supplies	—	689,589	—	689,589
Communications Equipment	896,311	1,342,311	—	2,238,622
Construction & Engineering	—	775,477	—	775,477
Construction Materials	1,164,676	2,487,287	—	3,651,963
Consumer Finance	2,255,965	—	—	2,255,965
Containers & Packaging	964,318	—	—	964,318
Diversified Consumer Services	119,160	—	—	119,160
Diversified Financial Services	3,733,824	3,998,363	—	7,732,187
Diversified Telecommunication Services	3,057,907	10,887,332	—	13,945,239
Electric Utilities	6,441,018	6,213,342	—	12,654,360
Electrical Equipment	1,544,247	10,785,525	—	12,329,772
Electronic Equipment, Instruments & Components	1,258,027	3,420,215	—	4,678,242
Energy Equipment & Services	82,347	697,765	—	780,112
Equity Real Estate Investment Trusts	5,652,722	4,872,499	—	10,525,221
Food & Staples Retailing	5,932,258	7,144,432	—	13,076,690

BHFTI-248

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food Products	$2,364,665	$14,397,177	$—	$16,761,842
Gas Utilities	—	549,282	—	549,282
Health Care Equipment & Supplies	5,668,287	3,952,430	—	9,620,717
Health Care Providers & Services	6,497,711	1,294,052	—	7,791,763
Hotels, Restaurants & Leisure	3,020,920	4,352,186	—	7,373,106
Household Durables	1,268,252	5,812,483	—	7,080,735
Household Products	2,830,532	926,664	—	3,757,196
Independent Power and Renewable Electricity Producers	—	319,055	—	319,055
Industrial Conglomerates	5,257,544	18,405,548	—	23,663,092
Insurance	6,048,254	36,653,641	—	42,701,895
Internet & Direct Marketing Retail	5,489,687	—	—	5,489,687
Internet Software & Services	21,057,578	7,310,556	—	28,368,134
IT Services	12,712,493	11,675,215	—	24,387,708
Life Sciences Tools & Services	1,826,416	—	—	1,826,416
Machinery	7,274,368	4,938,150	—	12,212,518
Media	9,240,257	5,204,803	—	14,445,060
Metals & Mining	1,494,579	15,960,940	—	17,455,519
Multi-Utilities	919,480	8,046,619	—	8,966,099
Multiline Retail	2,319,989	1,248,288	—	3,568,277
Oil, Gas & Consumable Fuels	17,016,191	11,871,508	—	28,887,699
Personal Products	—	1,223,156	—	1,223,156
Pharmaceuticals	13,591,398	35,342,106	—	48,933,504
Real Estate Management & Development	—	11,787,861	—	11,787,861
Road & Rail	3,844,849	2,536,151	—	6,381,000
Semiconductors & Semiconductor Equipment	15,749,705	27,834,476	—	43,584,181
Software	11,982,967	3,656,353	—	15,639,320
Specialty Retail	8,841,546	787,462	—	9,629,008
Technology Hardware, Storage & Peripherals	15,878,141	—	—	15,878,141
Textiles, Apparel & Luxury Goods	730,929	3,308,543	—	4,039,472
Thrifts & Mortgage Finance	—	5,031,095	—	5,031,095
Tobacco	3,390,079	10,298,273	—	13,688,352
Trading Companies & Distributors	261,147	7,316,914	—	7,578,061
Transportation Infrastructure	866,726	977,627	—	1,844,353
Wireless Telecommunication Services	374,708	3,386,393	—	3,761,101
Total Common Stocks	291,212,918	452,513,711	—	743,726,629
Total Corporate Bonds & Notes*	—	495,143,434	—	495,143,434
Total Convertible Bonds*	—	380,338,388	—	380,338,388
Total Convertible Preferred Stocks*	17,332,490	—	—	17,332,490
Total U.S. Treasury & Government Agencies*	—	3,121,917	—	3,121,917
Total Municipals	—	2,198,020	—	2,198,020
Total Preferred Stocks*	—	2,026,112	—	2,026,112
Total Foreign Government*	—	1,571,281	—	1,571,281
Total Rights*	—	8,574	—	8,574
Total Short-Term Investments*	—	318,260,838	—	318,260,838
Total Securities Lending Reinvestments*	—	60,948,624	—	60,948,624
Total Investments	$308,545,408	$1,716,130,899	$—	$2,024,676,307

Collateral for Securities Loaned (Liability)	$—	$(60,846,282)	$—	$(60,846,282)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$756,916	$—	$756,916
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,290,002)	—	(5,290,002)
Total Forward Contracts	$—	$(4,533,086)	$—	$(4,533,086)

BHFTI-249

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,654,318	$—	$—	$11,654,318
Futures Contracts (Unrealized Depreciation)	(5,262,381)	—	—	(5,262,381)
Total Futures Contracts	$6,391,937	$—	$—	$6,391,937
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(4,551,180)	$—	$(4,551,180)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-250

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
AAR Corp.	39,500	$1,492,310
Curtiss-Wright Corp.	23,700	2,477,598
DigitalGlobe, Inc. (a)	31,700	1,117,425
Moog, Inc. - Class A (a)	25,300	2,110,779

		7,198,112

Auto Components—0.5%
Cooper Tire & Rubber Co. (b)	45,500	1,701,700
Stoneridge, Inc. (a)	45,300	897,393

		2,599,093

Banks—18.5%
1st Source Corp.	31,691	1,609,903
American National Bankshares, Inc.	1,800	74,160
BancFirst Corp.	37,800	2,145,150
BancorpSouth, Inc.	109,800	3,519,090
Bank of Hawaii Corp. (b)	48,100	4,009,616
Brookline Bancorp, Inc.	22,000	341,000
Bryn Mawr Bank Corp. (b)	9,100	398,580
Cadence BanCorp (a)	4,800	110,016
Capital Bank Financial Corp. - Class A	16,700	685,535
Cathay General Bancorp	60,600	2,436,120
Central Pacific Financial Corp.	138,101	4,444,090
Central Valley Community Bancorp	7,100	158,330
Century Bancorp, Inc. - Class A	2,400	192,240
Citizens & Northern Corp.	5,600	137,536
City Holding Co.	42,509	3,056,822
Columbia Banking System, Inc. (b)	16,000	673,760
Community Bank System, Inc. (b)	39,900	2,204,475
Community Trust Bancorp, Inc.	35,916	1,670,094
East West Bancorp, Inc.	3,628	216,882
FCB Financial Holdings, Inc. - Class A (a)	72,300	3,492,090
Financial Institutions, Inc.	20,399	587,491
First Bancorp	8,900	306,249
First BanCorp (a)	355,900	1,822,208
First Citizens BancShares, Inc. - Class A	2,400	897,336
First Commonwealth Financial Corp.	357,000	5,044,410
First Community Bancshares, Inc.	17,700	515,247
First Financial Bancorp	31,800	831,570
First Financial Bankshares, Inc. (b)	22,200	1,003,440
First Financial Corp.	6,100	290,360
First Hawaiian, Inc.	28,300	857,207
First Interstate BancSystem, Inc. - Class A	29,622	1,133,042
Flushing Financial Corp.	42,900	1,274,988
Fulton Financial Corp. (b)	103,900	1,948,125
Glacier Bancorp, Inc. (b)	62,300	2,352,448
Great Southern Bancorp, Inc.	10,800	601,020
Great Western Bancorp, Inc.	30,700	1,267,296
Hancock Holding Co.	97,800	4,738,410
Heritage Financial Corp.	7,134	210,453
Hope Bancorp, Inc.	134,029	2,373,654
Independent Bank Corp.	16,100	364,665
Investors Bancorp, Inc.	286,100	3,902,404
Lakeland Financial Corp.	12,300	599,256
MainSource Financial Group, Inc.	41,704	1,495,505
Mercantile Bank Corp.	5,600	195,440

Banks—(Continued)
OFG Bancorp	165,445	1,513,822
Pacific Continental Corp.	22,985	619,446
PacWest Bancorp (b)	45,700	2,308,307
Park Sterling Corp.	15,500	192,510
Preferred Bank	5,200	313,820
Republic Bancorp, Inc. - Class A	5,700	221,673
S&T Bancorp, Inc.	6,400	253,312
Sandy Spring Bancorp, Inc.	7,800	323,232
Southside Bancshares, Inc. (b)	22,812	829,444
Southwest Bancorp, Inc.	41,700	1,148,835
State Bank Financial Corp. (b)	16,900	484,185
Stock Yards Bancorp, Inc. (b)	5,600	212,800
Tompkins Financial Corp. (b)	6,559	564,992
TriState Capital Holdings, Inc. (a)	7,500	171,750
Trustmark Corp. (b)	104,200	3,451,104
UMB Financial Corp.	65,400	4,871,646
Umpqua Holdings Corp.	173,361	3,382,273
Union Bankshares Corp.	111,474	3,935,032
Valley National Bancorp	22,174	267,197
Washington Trust Bancorp, Inc.	11,200	641,200
Webster Financial Corp.	32,800	1,723,640
West Bancorp, Inc.	3,870	94,428
Westamerica Bancorp	101,100	6,019,494

		99,731,855

Biotechnology—2.1%
Acorda Therapeutics, Inc. (a) (b)	13,700	324,005
AMAG Pharmaceuticals, Inc. (a)	58,400	1,077,480
Enanta Pharmaceuticals, Inc. (a)	19,300	903,240
Five Prime Therapeutics, Inc. (a) (b)	49,900	2,041,409
Idera Pharmaceuticals, Inc. (a)	576,100	1,284,703
Immune Design Corp. (a)	3,100	32,085
Iovance Biotherapeutics, Inc. (a)	303,800	2,354,450
MacroGenics, Inc. (a)	3,400	62,832
Radius Health, Inc. (a)	14,800	570,540
Rigel Pharmaceuticals, Inc. (a)	140,300	356,362
Syndax Pharmaceuticals, Inc. (a)	73,200	856,440
Tocagen, Inc. (a)	105,400	1,313,284
Versartis, Inc. (a)	64,900	159,005

		11,335,835

Building Products—0.0%
Gibraltar Industries, Inc. (a) (b)	7,000	218,050

Capital Markets—0.8%
Arlington Asset Investment Corp. - Class A	12,800	162,944
Investment Technology Group, Inc.	14,800	327,672
Oppenheimer Holdings, Inc. - Class A	19,809	343,686
Stifel Financial Corp.	22,700	1,213,542
Virtus Investment Partners, Inc.	20,800	2,413,840

		4,461,684

Chemicals—1.6%
American Vanguard Corp.	49,800	1,140,420
FutureFuel Corp.	49,500	779,130
Innophos Holdings, Inc.	6,300	309,897

BHFTI-251

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Minerals Technologies, Inc.	30,700	$2,168,955
Olin Corp.	24,000	822,000
Rayonier Advanced Materials, Inc.	174,500	2,390,650
Trinseo S.A.	7,000	469,700
Venator Materials plc (a)	22,300	503,980

		8,584,732

Commercial Services & Supplies—2.5%
ACCO Brands Corp. (a)	426,900	5,080,110
ARC Document Solutions, Inc. (a)	252,590	1,033,093
Ceco Environmental Corp.	90,100	762,246
Ennis, Inc.	24,500	481,425
Essendant, Inc.	35,300	464,901
Quad/Graphics, Inc.	100,907	2,281,507
VSE Corp.	36,000	2,046,960
West Corp.	45,800	1,074,926

		13,225,168

Communications Equipment—1.1%
Finisar Corp. (a)	57,000	1,263,690
Infinera Corp. (a)	197,100	1,748,277
InterDigital, Inc.	19,800	1,460,250
Sonus Networks, Inc. (a)	177,500	1,357,875

		5,830,092

Construction & Engineering—1.5%
Argan, Inc. (b)	10,510	706,798
EMCOR Group, Inc.	82,000	5,689,160
MYR Group, Inc. (a)	50,900	1,483,226

		7,879,184

Consumer Finance—0.5%
EZCORP, Inc. - Class A (a)	99,100	941,450
Nelnet, Inc. - Class A	26,600	1,343,300
Regional Management Corp. (a) (b)	16,600	401,886

		2,686,636

Containers & Packaging—0.3%
Graphic Packaging Holding Co.	107,600	1,501,020
Myers Industries, Inc.	16,100	337,295

		1,838,315

Diversified Consumer Services—1.0%
American Public Education, Inc. (a)	20,100	423,105
Ascent Capital Group, Inc. - Class A (a)	78,200	1,019,728
Houghton Mifflin Harcourt Co. (a)	56,800	684,440
K12, Inc. (a)	78,100	1,393,304
Regis Corp. (a)	131,500	1,876,505

		5,397,082

Diversified Financial Services—0.3%
FNFV Group (a)	71,500	1,226,225
Marlin Business Services Corp.	9,474	272,378

		1,498,603

Diversified Telecommunication Services—0.4%
Consolidated Communications Holdings, Inc.	85,366	1,628,783
IDT Corp. - Class B	8,300	116,864
Windstream Holdings, Inc.	321,700	569,409

		2,315,056

Electric Utilities—1.7%
El Paso Electric Co.	75,605	4,177,176
Portland General Electric Co.	96,800	4,417,952
Spark Energy, Inc. - Class A (b)	26,000	390,000

		8,985,128

Electrical Equipment—0.1%
Powell Industries, Inc.	21,100	632,789

Electronic Equipment, Instruments & Components—4.1%
Bel Fuse, Inc. - Class B	61,000	1,903,200
Benchmark Electronics, Inc. (a)	183,400	6,263,110
Insight Enterprises, Inc. (a)	26,600	1,221,472
Tech Data Corp. (a)	58,800	5,224,380
TTM Technologies, Inc. (a)	252,600	3,882,462
Vishay Intertechnology, Inc. (b)	190,000	3,572,000

		22,066,624

Energy Equipment & Services—2.4%
Archrock, Inc.	231,500	2,905,325
Natural Gas Services Group, Inc. (a)	12,200	346,480
Noble Corp. plc (a)	670,775	3,085,565
Parker Drilling Co. (a) (b)	90,400	99,440
Rowan Cos. plc - Class A (a)	347,700	4,467,945
Unit Corp. (a)	109,500	2,253,510

		13,158,265

Equity Real Estate Investment Trusts—9.7%
Alexander & Baldwin, Inc.	40,500	1,876,365
American Assets Trust, Inc.	6,800	270,436
Apartment Investment & Management Co. - Class A	57,700	2,530,722
Ashford Hospitality Prime, Inc.	86,400	820,800
Ashford Hospitality Trust, Inc.	261,995	1,747,507
CBL & Associates Properties, Inc. (b)	106,000	889,340
Cedar Realty Trust, Inc.	80,400	451,848
CoreSite Realty Corp. (b)	24,400	2,730,360
DCT Industrial Trust, Inc.	53,875	3,120,440
DiamondRock Hospitality Co.	106,600	1,167,270
EPR Properties	19,300	1,345,982
First Industrial Realty Trust, Inc.	36,900	1,110,321
First Potomac Realty Trust	143,000	1,593,020
Franklin Street Properties Corp.	14,200	150,804
Getty Realty Corp.	42,829	1,225,338
Gladstone Commercial Corp. (b)	21,400	476,578
Government Properties Income Trust	133,600	2,507,672
Highwoods Properties, Inc.	8,700	453,183
Hospitality Properties Trust	46,600	1,327,634
InfraREIT, Inc.	86,600	1,937,242
Kite Realty Group Trust (b)	35,600	720,900

BHFTI-252

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
LaSalle Hotel Properties	23,200	$673,264
LTC Properties, Inc.	28,900	1,357,722
Mack-Cali Realty Corp.	37,300	884,383
Pebblebrook Hotel Trust (b)	58,900	2,128,646
Pennsylvania Real Estate Investment Trust	130,100	1,364,749
Potlatch Corp.	53,700	2,738,700
Preferred Apartment Communities, Inc. - Class A	57,100	1,078,048
PS Business Parks, Inc.	24,700	3,297,450
RLJ Lodging Trust	168,257	3,701,654
Sabra Health Care REIT, Inc.	46,200	1,013,628
Saul Centers, Inc.	3,500	216,685
Sunstone Hotel Investors, Inc.	147,373	2,368,284
Taubman Centers, Inc.	4,000	198,800
Urstadt Biddle Properties, Inc. - Class A	22,800	494,760
Washington Prime Group, Inc.	191,747	1,597,252
Washington Real Estate Investment Trust	2,700	88,452
Xenia Hotels & Resorts, Inc.	18,100	381,005

		52,037,244

Food & Staples Retailing—0.1%
SpartanNash Co.	9,000	237,330
Village Super Market, Inc. - Class A (b)	4,500	111,330

		348,660

Food Products—1.0%
Bob Evans Farms, Inc.	21,500	1,666,465
Darling Ingredients, Inc. (a)	154,400	2,705,088
Dean Foods Co.	17,200	187,136
Fresh Del Monte Produce, Inc. (b)	12,600	572,796

		5,131,485

Gas Utilities—1.9%
Northwest Natural Gas Co.	65,500	4,218,200
Southwest Gas Holdings, Inc.	44,100	3,423,042
Spire, Inc. (b)	36,839	2,750,031

		10,391,273

Health Care Equipment & Supplies—1.2%
Halyard Health, Inc. (a) (b)	66,700	3,003,501
Wright Medical Group NV (a) (b)	126,100	3,262,207

		6,265,708

Health Care Providers & Services—1.9%
American Renal Associates Holdings, Inc. (a)	11,500	172,155
Community Health Systems, Inc. (a) (b)	200,800	1,542,144
Cross Country Healthcare, Inc. (a)	60,500	860,915
Genesis Healthcare, Inc. (a) (b)	59,900	69,484
Kindred Healthcare, Inc.	246,400	1,675,520
Molina Healthcare, Inc. (a)	26,300	1,808,388
Owens & Minor, Inc.	57,200	1,670,240
Tivity Health, Inc. (a) (b)	24,600	1,003,680
Triple-S Management Corp. - Class B (a)	25,700	608,576
WellCare Health Plans, Inc. (a)	4,500	772,830

		10,183,932

Hotels, Restaurants & Leisure—2.4%
Brinker International, Inc.	40,300	1,283,958
La Quinta Holdings, Inc. (a)	163,900	2,868,250
Penn National Gaming, Inc. (a)	116,200	2,717,918
Pinnacle Entertainment, Inc. (a)	187,500	3,995,625
Ruth’s Hospitality Group, Inc.	80,000	1,676,000
Speedway Motorsports, Inc.	11,900	253,470

		12,795,221

Household Durables—1.8%
AV Homes, Inc. (a)	8,600	147,490
Beazer Homes USA, Inc. (a)	181,800	3,406,932
Helen of Troy, Ltd. (a)	7,900	765,510
Hovnanian Enterprises, Inc. - Class A (a)	71,300	137,609
KB Home	105,800	2,551,896
MDC Holdings, Inc.	40,900	1,358,289
NACCO Industries, Inc. - Class A (b)	14,400	1,235,520

		9,603,246

Household Products—0.2%
Central Garden and Pet Co. - Class A (a)	29,800	1,108,262

Independent Power and Renewable Electricity Producers—1.2%
Atlantic Power Corp. (a)	620,200	1,519,490
Dynegy, Inc. (a)	331,700	3,247,343
Pattern Energy Group, Inc.	81,100	1,954,510

		6,721,343

Insurance—4.6%
Argo Group International Holdings, Ltd.	19,130	1,176,495
CNO Financial Group, Inc.	239,900	5,599,266
Global Indemnity, Ltd. (a)	3,400	144,160
Hallmark Financial Services, Inc. (a)	21,421	248,698
Heritage Insurance Holdings, Inc.	100,700	1,330,247
Horace Mann Educators Corp.	68,811	2,707,713
MBIA, Inc. (a) (b)	380,700	3,312,090
Navigators Group, Inc. (The)	17,100	997,785
Primerica, Inc. (b)	62,600	5,105,030
ProAssurance Corp.	38,400	2,098,560
Third Point Reinsurance, Ltd. (a)	115,700	1,804,920
Universal Insurance Holdings, Inc. (b)	16,200	372,600

		24,897,564

Internet & Direct Marketing Retail—0.3%
Liberty TripAdvisor Holdings, Inc. - Class A (a)	141,900	1,752,465

Internet Software & Services—0.0%
TechTarget, Inc. (a)	10,400	124,176

IT Services—1.6%
Convergys Corp.	5,600	144,984
EVERTEC, Inc.	10,100	160,085
Perficient, Inc. (a)	59,600	1,172,332
Travelport Worldwide, Ltd.	230,500	3,618,850
Unisys Corp. (a) (b)	398,900	3,390,650

		8,486,901

BHFTI-253

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—2.9%
AGCO Corp.	27,900	$2,058,183
Briggs & Stratton Corp.	45,000	1,057,500
Douglas Dynamics, Inc. (b)	79,842	3,145,775
Graham Corp.	7,500	156,225
Harsco Corp. (a)	64,300	1,343,870
Hurco Cos., Inc.	13,282	552,531
Kadant, Inc.	17,807	1,754,880
Wabash National Corp. (b)	246,800	5,631,976

		15,700,940

Marine—0.3%
Costamare, Inc.	295,300	1,824,954

Media—0.9%
Eros International plc (a) (b)	55,500	793,650
EW Scripps Co. (The) - Class A (a)	145,700	2,784,327
Gannett Co., Inc.	85,000	765,000
Time, Inc.	36,300	490,050
tronc, Inc. (a)	6,033	87,659

		4,920,686

Metals & Mining—2.1%
AK Steel Holding Corp. (a)	208,700	1,166,633
Carpenter Technology Corp. (b)	60,300	2,896,209
Cleveland-Cliffs, Inc. (a) (b)	70,500	504,075
Schnitzer Steel Industries, Inc. - Class A (b)	40,700	1,145,705
SunCoke Energy, Inc. (a)	242,500	2,216,450
Worthington Industries, Inc.	68,500	3,151,000

		11,080,072

Mortgage Real Estate Investment Trusts—2.1%
AG Mortgage Investment Trust, Inc.	27,500	529,100
Capstead Mortgage Corp.	300,258	2,897,490
CYS Investments, Inc.	589,100	5,089,824
Ellington Residential Mortgage REIT	56,800	824,736
Invesco Mortgage Capital, Inc.	104,300	1,786,659

		11,127,809

Multi-Utilities—1.2%
Avista Corp. (b)	72,800	3,768,856
NorthWestern Corp.	38,483	2,191,222
Unitil Corp.	15,100	746,846

		6,706,924

Multiline Retail—0.8%
Dillard’s, Inc. - Class A (b)	78,400	4,395,888

Oil, Gas & Consumable Fuels—2.8%
Bill Barrett Corp. (a)	563,600	2,417,844
Delek U.S. Holdings, Inc.	156,400	4,180,572
Denbury Resources, Inc. (a)	912,200	1,222,348
EP Energy Corp. - Class A (a) (b)	546,700	1,782,242
Pacific Ethanol, Inc. (a)	67,300	373,515
Renewable Energy Group, Inc. (a) (b)	19,900	241,785
REX American Resources Corp. (a)	44,600	4,184,818

Oil, Gas & Consumable Fuels—(Continued)
Sanchez Energy Corp. (a) (b)	114,400	551,408

		14,954,532

Paper & Forest Products—0.5%
Domtar Corp.	29,000	1,258,310
Schweitzer-Mauduit International, Inc.	38,600	1,600,356

		2,858,666

Pharmaceuticals—1.1%
Amphastar Pharmaceuticals, Inc. (a) (b)	19,100	341,317
Dermira, Inc. (a)	39,400	1,063,800
Intra-Cellular Therapies, Inc. (a)	71,500	1,128,270
Medicines Co. (The) (a) (b)	22,600	837,104
MyoKardia, Inc. (a)	26,500	1,135,525
Tetraphase Pharmaceuticals, Inc. (a)	202,700	1,386,468

		5,892,484

Professional Services—2.2%
Acacia Research Corp. (a)	118,300	538,265
Barrett Business Services, Inc.	33,760	1,908,453
CRA International, Inc.	7,900	324,295
Franklin Covey Co. (a)	3,198	64,919
FTI Consulting, Inc. (a)	115,300	4,090,844
Huron Consulting Group, Inc. (a)	64,600	2,215,780
ICF International, Inc. (a)	12,400	668,980
RPX Corp. (a)	147,800	1,962,784

		11,774,320

Real Estate Management & Development—0.7%
Forestar Group, Inc. (a)	132,900	2,320,434
Redfin Corp. (a)	5,000	125,450
St. Joe Co. (The) (a)	56,400	1,063,140

		3,509,024

Road & Rail—1.0%
ArcBest Corp.	93,600	3,130,920
Schneider National, Inc. - Class B	18,400	465,520
YRC Worldwide, Inc. (a)	115,800	1,598,040

		5,194,480

Semiconductors & Semiconductor Equipment—1.3%
Amkor Technology, Inc. (a)	219,400	2,314,670
Cypress Semiconductor Corp. (b)	215,502	3,236,840
Nanometrics, Inc. (a)	40,300	1,160,640
Xperi Corp.	19,900	503,470

		7,215,620

Software—1.6%
Aspen Technology, Inc. (a)	1,300	81,653
Fair Isaac Corp.	18,700	2,627,350
Progress Software Corp.	106,200	4,053,654
Rubicon Project, Inc. (The) (a)	79,400	308,866
TiVo Corp.	88,000	1,746,800

		8,818,323

BHFTI-254

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—2.1%
Aaron’s, Inc.	74,300	$3,241,709
Chico’s FAS, Inc.	55,200	494,040
Children’s Place, Inc. (The) (b)	40,300	4,761,445
Floor & Decor Holdings, Inc. - Class A (a)	4,700	182,971
Office Depot, Inc. (b)	335,300	1,522,262
Pier 1 Imports, Inc.	311,400	1,304,766

		11,507,193

Textiles, Apparel & Luxury Goods—1.0%
Deckers Outdoor Corp. (a)	4,700	321,527
Fossil Group, Inc. (a)	68,100	635,373
Iconix Brand Group, Inc. (a)	143,600	817,084
Movado Group, Inc. (b)	114,200	3,197,600
Perry Ellis International, Inc. (a)	13,900	328,874

		5,300,458

Thrifts & Mortgage Finance—3.4%
BankFinancial Corp.	13,285	211,099
Beneficial Bancorp, Inc.	316,855	5,259,793
Charter Financial Corp.	74,500	1,380,485
First Defiance Financial Corp.	10,100	530,149
Kearny Financial Corp.	37,291	572,417
Meridian Bancorp, Inc.	93,600	1,745,640
Northfield Bancorp, Inc.	168,100	2,916,535
Oritani Financial Corp. (b)	8,100	136,080
Provident Financial Holdings, Inc.	2,600	50,960
Territorial Bancorp, Inc.	4,600	145,222
United Community Financial Corp.	12,400	119,040
United Financial Bancorp, Inc.	28,400	519,436
Walker & Dunlop, Inc. (a)	39,700	2,077,501
Washington Federal, Inc.	50,500	1,699,325
Waterstone Financial, Inc.	25,900	505,050
WSFS Financial Corp.	5,695	277,631

		18,146,363

Tobacco—0.8%
Universal Corp.	72,067	4,129,439

Trading Companies & Distributors—1.2%
DXP Enterprises, Inc. (a)	40,000	1,259,600
MRC Global, Inc. (a)	182,600	3,193,674
Neff Corp. - Class A (a)	15,177	379,425
Titan Machinery, Inc. (a)	113,000	1,754,890

		6,587,589

Water Utilities—0.6%
American States Water Co.	41,600	2,048,800
California Water Service Group	32,600	1,243,690

		3,292,490

Total Common Stocks (Cost $437,653,019)		534,428,037

Short-Term Investment—1.1%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $5,754,555 on 10/02/17, collateralized by $5,990,000 U.S. Treasury Note at 1.125% due 09/30/21 with a value of $5,873,093.	5,754,497	5,754,497

Total Short-Term Investments (Cost $5,754,497)		5,754,497

Securities Lending Reinvestments (c)—8.8%

Certificates of Deposit—2.8%
Bank of China, Ltd. 1.540%, 10/23/17	1,000,000	1,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	2,000,000	2,000,386
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	1,000,000	1,000,209
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	1,000,000	1,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	1,000,000	1,000,099
Credit Suisse AG New York 1.494%, 1M LIBOR + 0.260%, 10/16/17 (d)	1,000,000	1,000,048
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (d)	1,000,000	1,000,000
Mizuho Bank, Ltd., New York 1.494%, 1M LIBOR + 0.260%, 10/18/17 (d)	1,500,000	1,500,051
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	500,000	500,041
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	1,750,000	1,750,182
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	1,000,000	1,000,100
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (d)	1,000,000	1,000,322
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	1,300,000	1,300,313

		15,051,751

Commercial Paper—1.0%
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (d)	2,000,000	2,000,342
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	500,000	500,027
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	1,000,000	1,000,232
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	2,100,000	2,100,389

		5,600,990

BHFTI-255

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,521,525 on 10/02/17, collateralized by $2,530,216 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,551,820.	1,521,392	$1,521,392
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $4,700,411 on 10/02/17, collateralized by $4,784,636 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $4,794,001.	4,700,000	4,700,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $600,060 on 10/02/17, collateralized by $603,546 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $612,003.	600,000	600,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $3,300,344 on 10/02/17, collateralized by $3,361,312 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $3,366,001.	3,300,000	3,300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $500,052 on 10/02/17, collateralized by $502,479 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $510,002.	500,000	500,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,005,320 on 01/02/18, collateralized by $5,384 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,111,535.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $400,034 on 10/02/17, collateralized by $383,717 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $408,311.	400,000	400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $755,486 on 01/02/18, collateralized by various Common Stock with a value of $825,000.	750,000	750,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,143,192 on 01/02/18, collateralized by various Common Stock with a value of $2,310,000.	2,100,000	2,100,000

		14,871,392

Time Deposits—2.2%
ABN AMRO Bank NV 1.060%, 10/02/17	2,000,000	2,000,000
Australia New Zealand Bank 1.070%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	200,000	200,000
Credit Industriel et Commercial 1.100%, 10/02/17	2,000,000	2,000,000
DZ Bank AG 1.060%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	200,000	200,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	300,000	300,000
Nordea Bank New York 1.050%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	300,000	300,000
Svenska 1.050%, 10/02/17	2,000,000	2,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $47,521,392)		47,524,133

Total Investments—109.1% (Cost $490,928,908)		587,706,667
Other assets and liabilities (net)—(9.1)%		(48,776,024)

Net Assets—100.0%		$538,930,643

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $46,209,880 and the collateral received consisted of cash in the amount of $47,521,392. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London InterBank Offered Rate

BHFTI-256

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
Russell 2000 Index Mini Futures	12/15/17	48	USD	3,582,960	$95,445

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,198,112	$—	$—	$7,198,112
Auto Components	2,599,093	—	—	2,599,093
Banks	99,731,855	—	—	99,731,855
Biotechnology	11,335,835	—	—	11,335,835
Building Products	218,050	—	—	218,050
Capital Markets	4,461,684	—	—	4,461,684
Chemicals	8,584,732	—	—	8,584,732
Commercial Services & Supplies	13,225,168	—	—	13,225,168
Communications Equipment	5,830,092	—	—	5,830,092
Construction & Engineering	7,879,184	—	—	7,879,184
Consumer Finance	2,686,636	—	—	2,686,636
Containers & Packaging	1,838,315	—	—	1,838,315
Diversified Consumer Services	5,397,082	—	—	5,397,082
Diversified Financial Services	1,498,603	—	—	1,498,603
Diversified Telecommunication Services	2,315,056	—	—	2,315,056
Electric Utilities	8,985,128	—	—	8,985,128
Electrical Equipment	632,789	—	—	632,789
Electronic Equipment, Instruments & Components	22,066,624	—	—	22,066,624
Energy Equipment & Services	13,158,265	—	—	13,158,265
Equity Real Estate Investment Trusts	52,037,244	—	—	52,037,244
Food & Staples Retailing	348,660	—	—	348,660
Food Products	5,131,485	—	—	5,131,485
Gas Utilities	10,391,273	—	—	10,391,273
Health Care Equipment & Supplies	6,265,708	—	—	6,265,708
Health Care Providers & Services	10,183,932	—	—	10,183,932
Hotels, Restaurants & Leisure	12,795,221	—	—	12,795,221

BHFTI-257

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Durables	$9,603,246	$—	$—	$9,603,246
Household Products	1,108,262	—	—	1,108,262
Independent Power and Renewable Electricity Producers	6,721,343	—	—	6,721,343
Insurance	24,897,564	—	—	24,897,564
Internet & Direct Marketing Retail	1,752,465	—	—	1,752,465
Internet Software & Services	124,176	—	—	124,176
IT Services	8,486,901	—	—	8,486,901
Machinery	15,700,940	—	—	15,700,940
Marine	1,824,954	—	—	1,824,954
Media	4,920,686	—	—	4,920,686
Metals & Mining	11,080,072	—	—	11,080,072
Mortgage Real Estate Investment Trusts	11,127,809	—	—	11,127,809
Multi-Utilities	6,706,924	—	—	6,706,924
Multiline Retail	4,395,888	—	—	4,395,888
Oil, Gas & Consumable Fuels	14,954,532	—	—	14,954,532
Paper & Forest Products	2,858,666	—	—	2,858,666
Pharmaceuticals	5,892,484	—	—	5,892,484
Professional Services	11,774,320	—	—	11,774,320
Real Estate Management & Development	1,188,590	2,320,434	—	3,509,024
Road & Rail	5,194,480	—	—	5,194,480
Semiconductors & Semiconductor Equipment	7,215,620	—	—	7,215,620
Software	8,818,323	—	—	8,818,323
Specialty Retail	11,507,193	—	—	11,507,193
Textiles, Apparel & Luxury Goods	5,300,458	—	—	5,300,458
Thrifts & Mortgage Finance	18,146,363	—	—	18,146,363
Tobacco	4,129,439	—	—	4,129,439
Trading Companies & Distributors	6,587,589	—	—	6,587,589
Water Utilities	3,292,490	—	—	3,292,490
Total Common Stocks	532,107,603	2,320,434	—	534,428,037
Total Short-Term Investment*	—	5,754,497	—	5,754,497
Total Securities Lending Reinvestments*	—	47,524,133	—	47,524,133
Total Investments	$532,107,603	$55,599,064	$—	$587,706,667

Collateral for Securities Loaned (Liability)	$—	$(47,521,392)	$—	$(47,521,392)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$95,445	$—	$—	$95,445

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $1,751,610 were due to the application of a systematic fair valuation model factor.

BHFTI-258

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—67.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.1%
Northrop Grumman Corp.	36,578	$10,524,222
Thales S.A.	80,692	9,130,940

		19,655,162

Banks—3.7%
HDFC Bank, Ltd.	161,104	4,479,934
M&T Bank Corp.	44,706	7,199,454
Wells Fargo & Co.	113,646	6,267,577

		17,946,965

Beverages—0.9%
Anheuser-Busch InBev S.A.	36,601	4,374,792

Building Products—2.0%
Assa Abloy AB - Class B	273,658	6,261,968
Geberit AG	6,720	3,179,087

		9,441,055

Capital Markets—6.9%
FactSet Research Systems, Inc. (a)	22,692	4,087,056
Goldman Sachs Group, Inc. (The)	37,646	8,929,255
Intercontinental Exchange, Inc.	94,312	6,479,235
London Stock Exchange Group plc	121,787	6,256,412
S&P Global, Inc.	49,101	7,674,977

		33,426,935

Chemicals—4.3%
LyondellBasell Industries NV - Class A	58,736	5,817,801
Sherwin-Williams Co. (The)	41,589	14,890,525

		20,708,326

Electronic Equipment, Instruments & Components—0.7%
Halma plc	226,532	3,400,219

Energy Equipment & Services—0.4%
Schlumberger, Ltd.	24,904	1,737,303

Food Products—3.7%
McCormick & Co., Inc.	60,445	6,204,075
Nestle S.A.	137,365	11,504,508

		17,708,583

Health Care Equipment & Supplies—1.9%
Danaher Corp.	107,791	9,246,312

Health Care Providers & Services—2.1%
UnitedHealth Group, Inc.	50,885	9,965,827

Hotels, Restaurants & Leisure—2.7%
Marriott International, Inc. - Class A	117,933	13,003,293

Household Products—1.1%
Colgate-Palmolive Co.	71,517	5,210,013

Industrial Conglomerates—3.0%
Roper Technologies, Inc.	59,693	14,529,276

Insurance—4.9%
AIA Group, Ltd.	1,635,800	12,131,581
Legal & General Group plc	2,723,555	9,486,168
Travelers Cos., Inc. (The)	17,325	2,122,659

		23,740,408

Internet & Direct Marketing Retail—3.2%
Amazon.com, Inc. (b)	7,915	7,609,085
Priceline Group, Inc. (The) (b)	4,153	7,603,396

		15,212,481

Internet Software & Services—10.8%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	117,381	20,272,873
Alphabet, Inc. - Class A (b)	10,684	10,403,224
Alphabet, Inc. - Class C (b)	6,288	6,030,884
Facebook, Inc. - Class A (b)	89,109	15,226,055

		51,933,036

IT Services—3.7%
Accenture plc - Class A	54,430	7,351,860
CGI Group, Inc. - Class A (b)	130,700	6,777,231
Nomura Research Institute, Ltd.	98,200	3,832,503

		17,961,594

Life Sciences Tools & Services—1.1%
Mettler-Toledo International, Inc. (b)	8,340	5,222,174

Machinery—1.6%
Atlas Copco AB - A Shares	177,939	7,546,229

Media—0.9%
Comcast Corp. - Class A	117,278	4,512,857

Oil, Gas & Consumable Fuels—0.8%
EOG Resources, Inc.	42,382	4,100,035

Real Estate Management & Development—0.7%
CBRE Group, Inc. - Class A (b)	88,658	3,358,365

Semiconductors & Semiconductor Equipment—1.4%
Texas Instruments, Inc.	76,563	6,863,107

Specialty Retail—1.3%
Dufry AG (b)	38,057	6,051,728

Total Common Stocks (Cost $235,003,045)		326,856,075

BHFTI-259

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—21.0%

Security Description	Principal Amount*	Value

Advertising—0.0%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22	25,000	$25,844
5.875%, 03/15/25	55,000	57,612

		83,456

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	395,000	419,194
5.400%, 02/01/27	90,000	97,470
TransDigm, Inc. 6.500%, 07/15/24	76,000	78,470
6.500%, 05/15/25	75,000	77,250

		672,384

Airlines—0.6%
Air Canada Pass-Through Trust 4.125%, 12/15/27 (144A)	166,561	174,889
American Airlines Pass-Through Trust 4.950%, 02/15/25	170,000	177,854
5.250%, 01/15/24	795,525	847,401
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	751,326	856,512
Latam Finance, Ltd. 6.875%, 04/11/24 (144A)	400,000	423,000
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	60,045	67,851
8.000%, 10/01/19	28,675	31,112
United Continental Holdings, Inc. 6.375%, 06/01/18	305,000	312,472

		2,891,091

Auto Manufacturers—0.7%
Daimler Finance North America LLC 1.750%, 10/30/19 (144A)	210,000	208,241
FCE Bank plc 0.869%, 09/13/21 (EUR)	155,000	184,903
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,998,534
General Motors Co. 5.200%, 04/01/45	100,000	100,668
General Motors Financial Co., Inc. 3.450%, 04/10/22	100,000	101,643
5.250%, 03/01/26	295,000	320,239
Hyundai Capital America 2.750%, 09/27/26 (144A)	500,000	458,400

		3,372,628

Auto Parts & Equipment—0.4%
Delphi Automotive plc 1.600%, 09/15/28 (EUR)	100,000	113,953
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	1,228,000	1,372,290

Auto Parts & Equipment—(Continued)
Tupy Overseas S.A. 6.625%, 07/17/24 (144A) (a)	200,000	210,602

		1,696,845

Banks—1.8%
Banco Nacional de Comercio Exterior SNC 3.800%, 5Y CMT + 3.000%, 08/11/26 (144A) (c)	210,000	210,263
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	150,000	157,230
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	250,486
Barclays plc 3.650%, 03/16/25 (a)	225,000	225,471
BNP Paribas S.A. 3.800%, 01/10/24 (144A) (a)	200,000	207,910
4.625%, 03/13/27 (144A)	355,000	375,816
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	300,000	298,282
Commerzbank AG 4.000%, 03/23/26 (EUR)	150,000	198,018
Commonwealth Bank of Australia 1.375%, 09/06/18 (144A)	300,000	299,326
2.250%, 03/10/20 (144A)	350,000	351,747
Cooperatieve Rabobank UA 4.375%, 08/04/25 (a)	350,000	367,534
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	200,000	207,914
7.500%, 5Y GBP Swap + 4.535%, 06/23/26 (GBP) (c)	160,000	244,952
Dexia Credit Local S.A. 2.250%, 02/18/20 (144A)	250,000	250,472
Goldman Sachs Group, Inc. (The) 3.375%, 02/01/18 (CAD)	300,000	241,753
HSBC Holdings plc 4.375%, 11/23/26 (a)	200,000	208,494
5.750%, 12/20/27 (GBP)	110,000	179,602
ING Bank NV 1.650%, 08/15/19 (144A)	210,000	208,279
Intesa Sanpaolo S.p.A. 3.928%, 09/15/26 (EUR)	160,000	203,582
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	209,540
Morgan Stanley 4.350%, 09/08/26	315,000	329,776
Royal Bank of Scotland Group plc 6.000%, 12/19/23	470,000	519,782
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	208,920
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A)	420,000	426,999
Societe Generale S.A. 4.000%, 01/12/27 (144A)	465,000	478,573
4.750%, 11/24/25 (144A)	260,000	275,269
6.750%, 5Y EUR Swap + 5.538%, 04/07/21 (EUR) (c)	195,000	254,094

BHFTI-260

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Standard Chartered plc 4.000%, 5Y EUR Swap + 2.300%, 10/21/25 (EUR) (c)	250,000	$322,111
TC Ziraat Bankasi A/S 4.250%, 07/03/19	210,000	211,470
5.125%, 09/29/23 (144A)	210,000	210,263
UniCredit S.p.A. 5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (c)	250,000	261,987
Woori Bank 5.875%, 04/13/21 (144A)	200,000	219,163

		8,615,078

Beverages—0.1%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	345,000	356,907
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	120,581

		477,488

Building Materials—0.4%
Atrium Windows & Doors, Inc. 7.750%, 05/01/19 (144A)	155,000	156,550
Cemex Finance LLC 6.000%, 04/01/24 (144A)	465,000	494,067
Cemex S.A.B. de C.V. 5.700%, 01/11/25 (144A)	200,000	213,200
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	410,000	385,912
Masco Corp. 6.500%, 08/15/32	8,000	9,540
7.750%, 08/01/29	94,000	123,779
Union Andina de Cementos S.A.A. 5.875%, 10/30/21 (144A)	450,000	474,300

		1,857,348

Chemicals—0.8%
Air Liquide Finance S.A. 1.375%, 09/27/19 (144A)	305,000	301,469
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	215,250
Chemours Co. (The) 6.625%, 05/15/23	25,000	26,594
Hexion, Inc. 7.875%, 02/15/23 (d) (e) (f)	899,000	458,490
9.200%, 03/15/21 (d) (e) (f)	1,910,000	1,031,400
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	85,752
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	314,150
Israel Chemicals, Ltd. 4.500%, 12/02/24 (144A)	380,000	392,350

Chemicals—(Continued)
Kraton Polymers LLC / Kraton Polymers Capital Corp. 10.500%, 04/15/23 (144A)	880,000	1,005,400

		3,830,855

Commercial Services—0.0%
RR Donnelley & Sons Co. 7.000%, 02/15/22	20,000	20,600

Computers—0.3%
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	165,000	183,241
8.100%, 07/15/36 (144A)	210,000	262,815
8.350%, 07/15/46 (144A)	150,000	192,650
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	169,582
Western Digital Corp. 7.375%, 04/01/23 (144A)	435,000	476,542

		1,284,830

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	33,600

Diversified Financial Services—1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 07/01/22	150,000	160,775
Ally Financial, Inc. 4.125%, 02/13/22 (a)	4,325,000	4,468,157
BOC Aviation Ltd. 3.000%, 03/30/20	200,000	201,933
International Lease Finance Corp. 5.875%, 08/15/22	150,000	167,959
Jefferies Group LLC 6.250%, 01/15/36	175,000	194,203
Navient Corp. 5.000%, 10/26/20	2,085,000	2,144,944
5.500%, 01/25/23 (a)	555,000	561,938
5.625%, 08/01/33 (e)	975,000	841,717
5.875%, 10/25/24	40,000	40,600
Quicken Loans, Inc. 5.750%, 05/01/25 (144A)	125,000	131,250
Springleaf Finance Corp. 7.750%, 10/01/21	165,000	186,401
8.250%, 10/01/23	65,000	73,775

		9,173,652

Electric—0.7%
AES Corp. 4.875%, 05/15/23	670,000	690,100
DPL, Inc. 6.750%, 10/01/19	42,000	43,890
Dynegy, Inc. 8.125%, 01/30/26 (144A)	90,000	92,700

BHFTI-261

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
EDP Finance B.V. 2.000%, 04/22/25 (EUR)	100,000	$123,785
Electricite de France S.A. 6.000%, 01/29/26 (GBP) (c)	300,000	427,157
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	430,054
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	567,015
Engie Energia Chile S.A. 5.625%, 01/15/21 (144A)	250,000	273,253
Perusahaan Listrik Negara PT 5.250%, 10/24/42 (144A)	220,000	229,154
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	478,180

		3,355,288

Energy-Alternate Sources—0.0%
Greenko Dutch B.V. 5.250%, 07/24/24 (144A)	200,000	203,450

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	39,899

Food—0.4%
BRF S.A. 7.750%, 05/22/18 (144A) (BRL)	480,000	149,661
Danone S.A. 1.691%, 10/30/19 (144A)	225,000	223,513
SUPERVALU, Inc. 6.750%, 06/01/21 (a)	1,415,000	1,340,713

		1,713,887

Forest Products & Paper—0.1%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	413,559

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	212,265
NGL Energy Partners L.P. / NGL Energy Finance Corp. 6.125%, 03/01/25	260,000	241,800
6.875%, 10/15/21	20,000	20,000
7.500%, 11/01/23	120,000	119,400

		593,465

Healthcare-Services—1.8%
HCA, Inc. 7.050%, 12/01/27	80,000	90,200
7.500%, 11/06/33	5,060,000	5,743,100
7.580%, 09/15/25	375,000	433,125
7.750%, 07/15/36	1,420,000	1,615,250
Kindred Healthcare, Inc. 8.750%, 01/15/23	10,000	9,324

Healthcare-Services—(Continued)
Tenet Healthcare Corp. 6.875%, 11/15/31	910,000	796,250

		8,687,249

Holding Companies-Diversified—0.1%
Alfa S.A.B. de CV 6.875%, 03/25/44	200,000	225,500

Home Builders—0.4%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21 (e)	700,000	626,500
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,415,975
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	30,000	30,638

		2,073,113

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A)	300,000	308,740

Housewares—0.0%
Newell Brands, Inc. 4.000%, 12/01/24	150,000	156,680

Insurance—0.5%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	200,059
Allianz SE 2.241%, 3M EURIBOR + 2.650%, 07/07/45 (EUR) (c)	200,000	242,029
Assicurazioni Generali S.p.A. 4.125%, 05/04/26 (EUR)	200,000	265,259
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A) (e)	820,000	936,853
Old Mutual plc 8.000%, 06/03/21 (GBP)	280,000	430,564
Old Republic International Corp. 4.875%, 10/01/24	175,000	188,074

		2,262,838

Internet—0.1%
Baidu, Inc. 3.250%, 08/06/18	600,000	605,602

Iron/Steel—0.2%
United States Steel Corp. 6.650%, 06/01/37 (a)	85,000	81,600
7.375%, 04/01/20	235,000	256,150
Vale S.A. 5.625%, 09/11/42	690,000	703,800

		1,041,550

BHFTI-262

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	65,000	$66,625

Media—0.5%
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	4,951
DISH DBS Corp. 5.000%, 03/15/23	160,000	163,500
5.875%, 11/15/24	570,000	597,431
Grupo Televisa S.A.B. 5.000%, 05/13/45	205,000	206,078
7.250%, 05/14/43 (MXN)	6,000,000	259,671
Myriad International Holdings B.V. 4.850%, 07/06/27 (144A)	230,000	237,820
6.000%, 07/18/20 (144A)	200,000	215,792
Time Warner Cable LLC 4.500%, 09/15/42	45,000	42,648
5.500%, 09/01/41	30,000	31,150
Viacom, Inc. 4.375%, 03/15/43	10,000	8,615
5.250%, 04/01/44	135,000	129,292
5.850%, 09/01/43	50,000	51,384
Virgin Media Finance plc 4.500%, 01/15/25 (144A) (EUR)	160,000	197,614
Ziggo Bond Finance B.V. 6.000%, 01/15/27 (144A)	175,000	181,125
Ziggo Secured Finance B.V. 5.500%, 01/15/27 (144A)	150,000	153,703

		2,480,774

Mining—0.7%
Corp. Nacional del Cobre de Chile 3.625%, 08/01/27 (144A)	350,000	348,719
4.500%, 09/16/25 (144A)	225,000	239,729
Freeport-McMoRan, Inc. 3.875%, 03/15/23 (a)	945,000	930,825
5.400%, 11/14/34	85,000	81,175
5.450%, 03/15/43	895,000	836,266
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	435,000	481,150
Hecla Mining Co. 6.875%, 05/01/21	320,000	332,016

		3,249,880

Multi-National—0.4%
Asian Development Bank 0.875%, 10/05/18	655,000	650,816
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A)	280,000	286,300
International Bank for Reconstruction & Development 2.500%, 03/12/20 (AUD)	500,000	394,456

Multi-National—(Continued)
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	458,135

		1,789,707

Oil & Gas—1.8%
Antero Resources Corp. 5.125%, 12/01/22	155,000	158,488
5.375%, 11/01/21	70,000	71,838
BP Capital Markets plc 3.216%, 11/28/23	175,000	179,271
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	580,000	377,000
Chesapeake Energy Corp. 4.875%, 04/15/22 (a)	2,145,000	1,994,850
5.750%, 03/15/23	130,000	119,925
6.125%, 02/15/21 (a)	200,000	201,500
6.625%, 08/15/20	75,000	77,250
Cimarex Energy Co. 4.375%, 06/01/24	675,000	714,067
Continental Resources, Inc. 3.800%, 06/01/24	180,000	173,700
4.500%, 04/15/23 (a)	195,000	195,487
5.000%, 09/15/22	35,000	35,569
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	202,500
Noble Energy, Inc. 5.625%, 05/01/21	127,000	130,810
Oasis Petroleum, Inc. 6.875%, 01/15/23 (a)	45,000	45,675
Petrobras Global Finance B.V. 4.375%, 05/20/23	545,000	538,732
6.250%, 12/14/26 (GBP)	200,000	282,684
Petroleos Mexicanos 5.625%, 01/23/46	265,000	246,450
7.470%, 11/12/26 (MXN)	5,600,000	279,376
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	210,000
Range Resources Corp. 4.875%, 05/15/25	130,000	128,050
5.000%, 08/15/22 (144A)	190,000	189,763
5.000%, 03/15/23 (144A) (a)	115,000	114,138
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	300,000	300,207
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	359,019
Whiting Petroleum Corp. 5.000%, 03/15/19	370,000	370,111
5.750%, 03/15/21 (a)	160,000	157,200
YPF S.A. 8.750%, 04/04/24 (144A)	590,000	678,500
16.500%, 05/09/22 (144A) (ARS)	5,400,000	293,202

		8,825,362

BHFTI-263

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.1%
FTS International, Inc. 6.250%, 05/01/22	70,000	$64,050
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	571,857

		635,907

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A)	1,230,000	1,320,712
Sealed Air Corp. 4.875%, 12/01/22 (144A)	10,000	10,638
5.500%, 09/15/25 (144A)	280,000	308,000
Silgan Holdings, Inc. 3.250%, 03/15/25 (144A) (EUR)	100,000	121,192

		1,760,542

Pharmaceuticals—1.0%
AbbVie, Inc. 2.500%, 05/14/20	4,330,000	4,381,883
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	155,000	167,955
Teva Pharmaceutical Finance Netherlands II B.V. 0.375%, 07/25/20 (EUR)	215,000	251,783

		4,801,621

Pipelines—0.6%
Enbridge Energy Partners L.P. 7.375%, 10/15/45	215,000	276,965
Enbridge, Inc. 2.900%, 07/15/22	125,000	125,732
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	475,244
5.500%, 04/15/23	95,000	97,755
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	231,856
MPLX L.P. 4.500%, 07/15/23	10,000	10,639
4.875%, 06/01/25	40,000	42,868
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	11,396
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24	530,000	575,050
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	723,379
Transportadora de Gas del Sur S.A. 9.625%, 05/14/20 (144A)	263,674	285,305

		2,856,189

Real Estate—0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	211,446

Real Estate Investment Trusts—0.4%
iStar, Inc. 4.875%, 07/01/18	70,000	70,882
5.000%, 07/01/19	1,730,000	1,752,706

		1,823,588

Retail—1.1%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	145,000	146,222
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	106,562
New Albertsons, Inc. 7.450%, 08/01/29	5,745,000	4,452,375
8.000%, 05/01/31 (a)	220,000	176,000
TRU Taj LLC / TRU Taj Finance, Inc. 1.000%, 01/19/19	94,000	96,350
12.000%, 08/15/21 (144A) (a)	92,000	87,688

		5,065,197

Semiconductors—0.1%
Micron Technology, Inc. 5.250%, 08/01/23 (144A)	170,000	177,310
5.500%, 02/01/25	104,000	110,890

		288,200

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	194,400

Software—0.1%
Nuance Communications, Inc. 1.000%, 12/15/35	595,000	557,069

Telecommunications—2.2%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	290,901
CB Escrow Corp. 8.000%, 10/15/25 (144A)	115,000	115,575
CenturyLink, Inc. 6.875%, 01/15/28	45,000	43,478
7.600%, 09/15/39	475,000	420,375
7.650%, 03/15/42	185,000	161,413
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	170,000	166,600
KT Corp. 2.500%, 07/18/26 (144A)	210,000	196,132
Level 3 Communications, Inc. 5.750%, 12/01/22	60,000	61,650
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	391,851
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	397,400
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,342,044

BHFTI-264

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sprint Capital Corp. 6.875%, 11/15/28	1,250,000	$1,400,000
8.750%, 03/15/32	350,000	447,562
Sprint Communications, Inc. 7.000%, 08/15/20	1,500,000	1,638,930
11.500%, 11/15/21	2,000,000	2,542,120
Windstream Services LLC 7.750%, 10/15/20 (a)	1,495,000	1,196,000

		10,812,031

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	156,165

Total Corporate Bonds & Notes (Cost $96,041,921)		101,265,378

Foreign Government—7.0%

Banks—0.0%
Korea Development Bank (The) 4.500%, 11/22/19 (AUD)	200,000	161,112

Diversified Financial Services—0.1%
CPPIB Capital, Inc. 0.375%, 06/20/24 (144A) (EUR)	250,000	292,858

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	258,213

Provincial—0.6%
Province of Ontario Canada 1.875%, 05/21/20	3,000,000	2,996,257

Sovereign—6.2%
Argentine Bonos del Tesoro 15.500%, 10/17/26 (ARS)	5,300,000	352,220
18.200%, 10/03/21 (ARS)	5,250,000	287,965
21.200%, 09/19/18 (ARS)	5,065,000	290,492
Argentine Republic Government International Bonds 6.875%, 04/22/21	150,000	163,500
7.625%, 04/22/46 (a)	530,000	588,300
Bonos de la Tesoreria de la Republica en pesos 4.500%, 03/01/21 (CLP)	225,000,000	362,433
Brazil Notas do Tesouro Nacional 10.000%, 01/01/19 (BRL)	1,000,000	325,795
10.000%, 01/01/21 (BRL)	6,815,000	2,231,715
10.000%, 01/01/25 (BRL)	2,635,000	854,495
10.000%, 01/01/27 (BRL)	1,200,000	386,586
Brazilian Government International Bonds 8.500%, 01/05/24 (BRL)	350,000	111,935

Sovereign—(Continued)
Canadian Government Bonds 0.500%, 03/01/22 (CAD)	685,000	520,413
1.750%, 09/01/19 (CAD)	1,485,000	1,194,986
Chile Government International Bonds 3.125%, 01/21/26	200,000	205,440
5.500%, 08/05/20 (CLP)	130,000,000	215,507
Colombia Government International Bonds 3.875%, 04/25/27 (a)	200,000	203,200
Colombian TES 7.500%, 08/26/26 (COP)	1,880,000,000	680,843
Dominican Republic International Bonds 5.500%, 01/27/25 (144A)	530,000	560,475
5.950%, 01/25/27 (144A)	185,000	198,875
8.625%, 04/20/27 (144A) (g)	200,000	243,500
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	197,742
Export-Import Bank of Korea 3.000%, 05/22/18 (144A) (NOK)	1,700,000	215,609
France Government Bond OAT 4.250%, 10/25/23 (EUR)	1,655,000	2,455,619
Hungary Government International Bonds 5.750%, 11/22/23	410,000	475,104
Indonesia Government International Bonds 2.875%, 07/08/21 (144A) (EUR)	220,000	280,027
4.125%, 01/15/25 (144A)	200,000	209,894
4.750%, 01/08/26 (144A)	200,000	218,065
Indonesia Treasury Bonds 7.000%, 05/15/22 (IDR)	9,800,000,000	753,063
8.250%, 07/15/21 (IDR)	14,200,000,000	1,128,072
8.375%, 03/15/24 (IDR)	5,900,000,000	484,552
11.500%, 09/15/19 (IDR)	2,901,000,000	237,383
Kommunalbanken AS 1.750%, 09/15/20 (144A)	200,000	199,406
Mexican Bonos 6.500%, 06/10/21 (MXN)	7,621,100	415,913
7.500%, 06/03/27 (MXN)	27,430,400	1,572,239
8.000%, 12/07/23 (MXN)	1,300,000	75,967
10.000%, 11/20/36 (MXN)	21,416,700	1,518,551
Mexico Government International Bonds 4.000%, 03/15/15 (EUR)	100,000	110,035
4.125%, 01/21/26 (a)	335,000	352,922
New Zealand Government Bonds 3.000%, 09/20/30 (NZD) (g)	1,195,000	1,008,917
5.000%, 03/15/19 (NZD)	1,015,000	765,103
Norwegian Government Bonds 2.000%, 05/24/23 (144A) (NOK)	5,567,000	730,308
Romanian Government International Bonds 2.875%, 05/26/28 (144A) (EUR)	125,000	153,662
Russian Federal Bonds - OFZ 7.500%, 02/27/19 (RUB)	20,000,000	347,728
8.150%, 02/03/27 (RUB)	25,205,000	458,699
South Africa Government Bonds 7.000%, 02/28/31 (ZAR)	10,810,000	665,145
Spain Government Bonds 0.750%, 07/30/21 (EUR)	390,000	473,127

BHFTI-265

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Spain Government Bonds 1.600%, 04/30/25 (144A) (EUR)	180,000	$221,309
4.300%, 10/31/19 (144A) (EUR)	640,000	828,121
4.400%, 10/31/23 (144A) (EUR)	525,000	758,498
Sweden Government Bonds 1.500%, 11/13/23 (144A) (SEK)	2,640,000	348,330
5.000%, 12/01/20 (SEK)	2,650,000	380,285
Thailand Government Bonds 2.125%, 12/17/26 (THB)	25,000,000	737,600
Turkey Government Bonds 11.000%, 03/02/22 (TRY)	1,240,000	350,114
United Kingdom Gilt 2.000%, 09/07/25 (GBP)	590,000	842,174
Uruguay Government International Bonds 9.875%, 06/20/22 (144A) (UYU)	5,075,000	188,750

		30,136,708

Total Foreign Government (Cost $34,026,129)		33,845,148

Convertible Bonds—1.0%

Apparel—0.0%
Iconix Brand Group, Inc. 1.500%, 03/15/18	115,000	113,850

Chemicals—0.0%
RPM International, Inc. 2.250%, 12/15/20 (a)	20,000	23,050

Home Builders—0.1%
CalAtlantic Group, Inc. 0.250%, 06/01/19	70,000	67,025
KB Home 1.375%, 02/01/19 (a)	345,000	362,034

		429,059

Insurance—0.5%
Old Republic International Corp. 3.750%, 03/15/18 (a)	1,790,000	2,288,962

Internet—0.1%
Priceline Group, Inc. (The) 0.900%, 09/15/21 (a)	595,000	682,763

Media—0.2%
DISH Network Corp. 3.375%, 08/15/26	735,000	822,281

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	45,000	60,328

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26	15,000	13,763

Semiconductors—0.1%
Rovi Corp. 0.500%, 03/01/20 (a)	485,000	487,122

Telecommunications—0.0%
CalAmp Corp. 1.625%, 05/15/20	5,000	5,331

Total Convertible Bonds (Cost $4,102,480)		4,926,509

U.S. Treasury & Government Agencies—0.4%

U.S. Treasury—0.4%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/22 (g)	1,117,282	1,117,206
U.S. Treasury Notes 0.750%, 09/30/18	530,000	526,791
1.500%, 08/15/26	380,000	355,819

Total U.S. Treasury & Government Agencies (Cost $2,021,979)		1,999,816

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $984,748)	985,000	901,068

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust 5.950%, 08/10/45 (c)	13,124	13,403
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	555,000	443,084

Total Mortgage-Backed Securities (Cost $530,507)		456,487

Convertible Preferred Stocks—0.1%

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 5.000%, 12/31/49	694	40,165
5.750%, 12/31/49	430	260,890

Total Convertible Preferred Stocks (Cost $248,513)		301,055

BHFTI-266

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loan (h)—0.0%

Security Description	Principal Amount*	Value

Multi-Utilities—0.0%
PowerTeam Services LLC 2nd Lien Term Loan, 8.583%, 3M LIBOR + 7.250%, 11/06/20 (Cost $60,000)	60,000	$59,925

Short-Term Investments—1.5%

Discount Note—0.1%
Fannie Mae 1.020%, 10/30/17 (i)	440,000	439,661

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $2,725,030 on 10/02/17, collateralized by $2,750,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $2,784,422.	2,725,002	2,725,002

U.S. Treasury—0.8%
U.S. Treasury Bills 0.807%, 10/05/17 (i)	3,380,000	3,379,796
0.948%, 10/12/17 (a) (i)	560,000	559,856

		3,939,652

Total Short-Term Investments (Cost $7,104,086)		7,104,315

Securities Lending Reinvestments (j)—6.8%

Certificates of Deposit—3.8%
ABN AMRO Bank NV Zero Coupon, 02/22/18	993,749	994,630
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (c)	1,000,000	999,908
Bank of China, Ltd. 1.540%, 10/23/17	500,000	500,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (c)	1,000,000	1,000,464
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (c)	1,000,000	1,000,118
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (c)	1,000,000	1,000,054
1.647%, 1M LIBOR + 0.410%, 10/27/17 (c)	300,000	300,063
Chiba Bank, Ltd., New York 1.360%, 11/07/17	500,000	500,000
Credit Suisse AG New York 1.511%, 1M LIBOR + 0.280%, 10/06/17 (c)	500,000	500,006

Certificates of Deposit—(Continued)
DNB Bank ASA New York 1.120%, 10/05/17	1,000,000	999,997
KBC Bank NV 1.380%, 10/26/17	1,000,000	1,000,110
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (c)	500,000	500,373
1.515%, 1M LIBOR + 0.280%, 10/11/17 (c)	200,000	200,005
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (c)	1,100,000	1,100,385
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (c)	1,000,000	1,000,042
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (c)	500,000	499,977
Sumitomo Mitsui Banking Corp., New York 1.462%, 3M LIBOR + 0.150%, 02/08/18 (c)	1,400,000	1,399,936
Sumitomo Mitsui Trust Bank, Ltd., New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (c)	500,000	500,040
1.488%, 1M LIBOR + 0.250%, 10/26/17 (c)	500,000	500,050
1.495%, 1M LIBOR + 0.260%, 10/11/17 (c)	200,000	200,008
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (c)	1,000,000	1,000,136
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (c)	1,000,000	1,000,892
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (c)	750,000	749,995
1.694%, 3M LIBOR + 0.380%, 10/26/17 (c)	100,000	100,024

		18,547,212

Commercial Paper—1.4%
Barton Capital S.A. 1.320%, 12/11/17	498,350	498,692
1.330%, 10/05/17	996,786	999,930
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (c)	1,000,000	1,000,870
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (c)	500,000	500,023
Kells Funding LLC 1.400%, 03/01/18	992,883	993,977

BHFTI-267

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
LMA S.A. & LMA Americas 1.420%, 12/11/17	745,533	$748,114
Macquarie Bank, Ltd., London 1.340%, 10/27/17	996,576	999,069
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (c)	1,000,000	1,000,232
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (c)	200,000	200,037

		6,940,944

Repurchase Agreements—0.9%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $191,619 on 10/02/17, collateralized by $318,652 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $195,434.	191,602	191,602
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,016,245 on 01/02/18, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $200,020 on 10/02/17, collateralized by $201,182 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,000,104 on 10/02/17, collateralized by $1,018,579 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,020,000.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $100,010 on 10/02/17, collateralized by $100,496 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $102,000.	100,000	100,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $251,330 on 01/02/18, collateralized by $1,346 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $277,884.	250,000	250,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $10,001 on 10/02/17, collateralized by $9,593 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $10,208.	10,000	10,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $1,259,144 on 01/02/18, collateralized by various Common Stock with a value of $1,375,000.	1,250,000	1,250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $102,057 on 01/02/18, collateralized by various Common Stock with a value of $110,000.	100,000	100,000

		4,101,602

Time Deposits—0.7%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	92,692	92,692
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	90,839	90,839
Landesbank Hessen-Thuringen 1.170%, 10/02/17	100,000	100,000
Standard Chartered plc 1.200%, 10/02/17	100,000	100,000

		3,383,531

Total Securities Lending Reinvestments (Cost $32,969,062)		32,973,289

Total Investments—106.0% (Cost $413,092,470)		510,689,065
Other assets and liabilities (net)—(6.0)%		(28,981,443)

Net Assets—100.0%		$481,707,622

BHFTI-268

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $32,489,913 and the collateral received consisted of cash in the amount of $32,959,010. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.3% of net assets.
(e)	Illiquid security. As of September 30, 2017, these securities represent 0.8% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Principal amount of security is adjusted for inflation.
(h)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(i)	The rate shown represents current yield to maturity.
(j)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $31,367,948, which is 6.5% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CMT)—	Constant Maturity Treasury
(COP)—	Colombian Peso
(EUR)—	Euro
(EURIBOR)—	Euro InterBank Offered Rate
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ICE)—	Intercontinental Exchange
(INR)—	Indian Rupee
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Country Diversification as of September 30, 2017 (Unaudited)	% of Net Assets
United States	60.6
United Kingdom	4.8
China	4.4
Switzerland	4.4
France	3.1
Sweden	3.0
Canada	2.8
Hong Kong	2.6
Brazil	1.5
Mexico	1.4

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	9,430,000	Morgan Stanley & Co.	12/20/17	USD	11,261,259	$(67,441)
GBP	670,000	UBS AG	12/20/17	USD	905,009	(5,057)
JPY	1,274,000,000	Credit Suisse International	12/20/17	USD	11,751,196	(386,161)
SEK	3,275,000	UBS AG	12/20/17	USD	403,991	(51)

Contracts to Deliver
AUD	716,000	Credit Suisse International	12/20/17	USD	574,800	13,677
BRL	11,345,000	Bank of America N.A.	12/20/17	USD	3,633,190	88,247
CAD	1,455,000	UBS AG	12/20/17	USD	1,199,545	32,863

BHFTI-269

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
IDR	18,200,000,000	Credit Suisse International	12/20/17	USD	1,355,882	$13,821
MXN	46,000,000	UBS AG	12/20/17	USD	2,569,459	74,495
MXN	22,000,000	UBS AG	12/20/17	USD	1,213,090	19,847
NOK	1,065,000	UBS AG	12/20/17	USD	137,112	3,156
NZD	2,430,000	Credit Suisse International	12/20/17	USD	1,758,712	6,178
SEK	3,275,000	UBS AG	12/20/17	USD	414,481	10,541
ZAR	9,695,000	UBS AG	12/20/17	USD	741,010	33,761

Cross Currency Contracts to Buy
EUR	633,128	Credit Suisse International	12/20/17	NOK	5,900,000	9,449

Net Unrealized Depreciation						$(152,675)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

BHFTI-270

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,524,222	$9,130,940	$—	$19,655,162
Banks	17,946,965	—	—	17,946,965
Beverages	—	4,374,792	—	4,374,792
Building Products	—	9,441,055	—	9,441,055
Capital Markets	27,170,523	6,256,412	—	33,426,935
Chemicals	20,708,326	—	—	20,708,326
Electronic Equipment, Instruments & Components	—	3,400,219	—	3,400,219
Energy Equipment & Services	1,737,303	—	—	1,737,303
Food Products	6,204,075	11,504,508	—	17,708,583
Health Care Equipment & Supplies	9,246,312	—	—	9,246,312
Health Care Providers & Services	9,965,827	—	—	9,965,827
Hotels, Restaurants & Leisure	13,003,293	—	—	13,003,293
Household Products	5,210,013	—	—	5,210,013
Industrial Conglomerates	14,529,276	—	—	14,529,276
Insurance	2,122,659	21,617,749	—	23,740,408
Internet & Direct Marketing Retail	15,212,481	—	—	15,212,481
Internet Software & Services	51,933,036	—	—	51,933,036
IT Services	14,129,091	3,832,503	—	17,961,594
Life Sciences Tools & Services	5,222,174	—	—	5,222,174
Machinery	—	7,546,229	—	7,546,229
Media	4,512,857	—	—	4,512,857
Oil, Gas & Consumable Fuels	4,100,035	—	—	4,100,035
Real Estate Management & Development	3,358,365	—	—	3,358,365
Semiconductors & Semiconductor Equipment	6,863,107	—	—	6,863,107
Specialty Retail	—	6,051,728	—	6,051,728
Total Common Stocks	243,699,940	83,156,135	—	326,856,075
Corporate Bonds & Notes
Advertising	—	83,456	—	83,456
Aerospace/Defense	—	672,384	—	672,384
Airlines	—	2,891,091	—	2,891,091
Auto Manufacturers	—	3,372,628	—	3,372,628
Auto Parts & Equipment	—	1,696,845	—	1,696,845
Banks	—	8,615,078	—	8,615,078
Beverages	—	477,488	—	477,488
Building Materials	—	1,857,348	—	1,857,348
Chemicals	—	2,340,965	1,489,890	3,830,855

BHFTI-271

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Commercial Services	$—	$20,600	$—	$20,600
Computers	—	1,284,830	—	1,284,830
Cosmetics/Personal Care	—	33,600	—	33,600
Diversified Financial Services	—	9,173,652	—	9,173,652
Electric	—	3,355,288	—	3,355,288
Energy-Alternate Sources	—	203,450	—	203,450
Engineering & Construction	—	39,899	—	39,899
Food	—	1,713,887	—	1,713,887
Forest Products & Paper	—	413,559	—	413,559
Gas	—	593,465	—	593,465
Healthcare-Services	—	8,687,249	—	8,687,249
Holding Companies-Diversified	—	225,500	—	225,500
Home Builders	—	2,073,113	—	2,073,113
Home Furnishings	—	308,740	—	308,740
Housewares	—	156,680	—	156,680
Insurance	—	2,262,838	—	2,262,838
Internet	—	605,602	—	605,602
Iron/Steel	—	1,041,550	—	1,041,550
Machinery-Diversified	—	66,625	—	66,625
Media	—	2,480,774	—	2,480,774
Mining	—	3,249,880	—	3,249,880
Multi-National	—	1,789,707	—	1,789,707
Oil & Gas	—	8,825,362	—	8,825,362
Oil & Gas Services	—	635,907	—	635,907
Packaging & Containers	—	1,760,542	—	1,760,542
Pharmaceuticals	—	4,801,621	—	4,801,621
Pipelines	—	2,856,189	—	2,856,189
Real Estate	—	211,446	—	211,446
Real Estate Investment Trusts	—	1,823,588	—	1,823,588
Retail	—	5,065,197	—	5,065,197
Semiconductors	—	288,200	—	288,200
Shipbuilding	—	194,400	—	194,400
Software	—	557,069	—	557,069
Telecommunications	—	10,812,031	—	10,812,031
Transportation	—	156,165	—	156,165
Total Corporate Bonds & Notes	—	99,775,488	1,489,890	101,265,378
Total Foreign Government*	—	33,845,148	—	33,845,148
Total Convertible Bonds*	—	4,926,509	—	4,926,509
Total U.S. Treasury & Government Agencies*	—	1,999,816	—	1,999,816
Total Municipals	—	901,068	—	901,068
Total Mortgage-Backed Securities*	—	456,487	—	456,487
Total Convertible Preferred Stocks*	—	301,055	—	301,055
Total Floating Rate Loan*	—	59,925	—	59,925
Total Short-Term Investments*	—	7,104,315	—	7,104,315
Total Securities Lending Reinvestments*	—	32,973,289	—	32,973,289
Total Investments	$243,699,940	$265,499,235	$1,489,890	$510,689,065

Collateral for Securities Loaned (Liability)	$—	$(32,959,010)	$—	$(32,959,010)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$306,035	$—	$306,035
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(458,710)	—	(458,710)
Total Forward Contracts	$—	$(152,675)	$—	$(152,675)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

BHFTI-272

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—74.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.3%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	69,308,103	$753,379,078
MetLife Mid Cap Stock index Portfolio (Class A) (a)	4,969,858	94,725,495
MetLife MSCI EAFE Index Portfolio (Class A) (a)	14,965,959	209,523,426
MetLife Russell 2000 Index Portfolio (Class A) (a)	1,711,457	36,419,803
MetLife Stock Index Portfolio (Class A) (a)	7,210,514	361,246,734

Total Mutual Funds (Cost $1,386,674,188)		1,455,294,536

Short-Term Investments—25.7%

Discount Notes—18.7%
Fannie Mae 1.014%, 10/04/17 (b)	22,000,000	21,998,790
1.040%, 11/08/17 (b)	11,700,000	11,687,973
1.045%, 11/06/17 (b) (c)	32,000,000	31,968,896
1.066%, 11/01/17 (b)	35,000,000	34,970,845
Federal Home Loan Bank 1.025%, 11/14/17 (b)	21,000,000	20,974,926
1.030%, 10/25/17 (b)	44,000,000	43,972,148
1.040%, 10/31/17 (b)	1,500,000	1,498,803
1.051%, 11/06/17 (b)	11,000,000	10,989,308
1.051%, 12/01/17 (b)	3,000,000	2,994,801
1.056%, 11/28/17 (b)	30,000,000	29,952,510
1.061%, 11/13/17 (b)	30,000,000	29,964,990
1.066%, 11/22/17 (b)	19,000,000	18,973,077
1.066%, 11/27/17 (b)	1,300,000	1,297,977
1.069%, 10/11/17 (b)	23,000,000	22,994,296
1.077%, 12/15/17 (b)	39,000,000	38,916,618
1.098%, 01/12/18 (b)	2,000,000	1,993,880
1.099%, 01/19/18 (b)	2,000,000	1,993,460
Freddie Mac 1.035%, 10/17/17 (b) (c)	38,000,000	37,984,306

		365,127,604

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $2,069,884 on 10/02/17, collateralized by $2,150,000 U.S. Treasury Note at 1.125% due 02/28/21 with a value of $2,111,874.	2,069,863	$2,069,863

U.S. Treasury—6.9%
U.S. Treasury Bills 1.027%, 11/16/17 (b) (d)	36,000,000	35,956,697
1.038%, 11/24/17 (b)	17,000,000	16,975,118
1.041%, 01/02/18 (b)	67,000,000	66,823,641
1.061%, 11/09/17 (b)	15,000,000	14,984,805

		134,740,261

Total Short-Term Investments (Cost $501,894,388)		501,937,728

Total Investments—100.0% (Cost $1,888,568,576)		1,957,232,264
Other assets and liabilities (net)—0.0%		612,395

Net Assets—100.0%		$1,957,844,659

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $26,222,218.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2017, the market value of securities pledged was $22,972,334.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
MSCI EAFE Index Futures	12/15/17	2,106	USD	208,325,520	$1,278,061
Russell 2000 Index Mini Futures	12/15/17	464	USD	34,635,280	2,092,236
S&P 500 Index E-Mini Futures	12/15/17	2,691	USD	338,541,255	7,409,830
S&P Midcap 400 Index E-Mini Futures	12/15/17	491	USD	88,168,870	3,811,908

Net Unrealized Appreciation					$14,592,035

BHFTI-273

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.060%	Quarterly	12/08/27	USD	97,000,000	$(2,503,871)	$(144,230)	$(2,359,641)
Pay	3M LIBOR	2.160%	Quarterly	09/05/27	USD	97,000,000	(1,349,406)	29,623	(1,379,029)
Pay	3M LIBOR	2.230%	Quarterly	07/19/27	USD	98,000,000	(428,515)	190,800	(619,315)
Pay	3M LIBOR	2.250%	Quarterly	11/03/27	USD	97,000,000	(709,632)	112,423	(822,055)
Pay	3M LIBOR	2.340%	Quarterly	08/03/27	USD	97,000,000	264,703	171,551	93,152
Pay	3M LIBOR	2.360%	Quarterly	10/05/27	USD	98,000,000	366,883	347,958	18,925

Totals							$(4,359,838)	$708,125	$(5,067,963)

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,455,294,536	$—	$—	$1,455,294,536
Short-Term Investments
Discount Notes	—	365,127,604	—	365,127,604
Repurchase Agreement	—	2,069,863	—	2,069,863
U.S. Treasury	—	134,740,261	—	134,740,261
Total Short-Term Investments	—	501,937,728	—	501,937,728
Total Investments	$1,455,294,536	$501,937,728	$—	$1,957,232,264

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$14,592,035	$—	$—	$14,592,035
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$112,077	$—	$112,077
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,180,040)	—	(5,180,040)
Total Centrally Cleared Swap Contracts	$—	$(5,067,963)	$—	$(5,067,963)

BHFTI-274

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia—3.7%
AMP, Ltd.	3,467,892	$13,186,983
APA Group	1,334,806	8,767,424
Brambles, Ltd.	2,946,411	20,867,915
Caltex Australia, Ltd.	404,138	10,206,352
Oil Search, Ltd.	1,833,095	10,107,651
Orica, Ltd.	657,523	10,236,462

		73,372,787

Austria—0.8%
Erste Group Bank AG (a)	368,191	15,953,282

Belgium—1.0%
KBC Groep NV	226,748	19,219,461

Brazil—0.5%
Ambev S.A. (ADR)	1,543,671	10,172,792

Canada—1.7%
Dollarama, Inc.	98,310	10,757,174
Enbridge, Inc.	322,722	13,480,482
Ritchie Bros Auctioneers, Inc.	283,537	8,964,564

		33,202,220

China—2.0%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	77,809	13,438,393
China Resources Gas Group, Ltd.	3,012,424	10,527,969
Ctrip.com International, Ltd. (ADR) (a) (b)	116,500	6,144,210
JD.com, Inc. (ADR) (a)	230,866	8,819,081

		38,929,653

Denmark—2.4%
Jyske Bank A/S	218,306	12,605,219
Novo Nordisk A/S - Class B	712,136	34,188,481

		46,793,700

France—8.8%
BNP Paribas S.A.	407,858	32,911,423
Danone S.A.	425,882	33,415,430
L’Oreal S.A.	120,957	25,700,421
Legrand S.A.	193,490	13,970,328
LVMH Moet Hennessy Louis Vuitton SE	94,950	26,177,346
Schneider Electric SE (a)	483,323	42,068,365

		174,243,313

Germany—9.0%
Bayer AG	414,441	56,477,448
GEA Group AG	469,526	21,360,074
Grand City Properties S.A.	916,394	19,348,675
LEG Immobilien AG	281,067	28,432,415
Linde AG	166,697	34,764,046
Scout24 AG	51,726	2,116,049
Symrise AG	218,518	16,605,444

		179,104,151

Hong Kong—3.7%
AIA Group, Ltd.	5,305,428	39,346,638
CLP Holdings, Ltd.	1,382,500	14,181,149
Esprit Holdings, Ltd. (a)	4,086,997	2,287,204
Techtronic Industries Co., Ltd.	3,391,500	18,136,981

		73,951,972

India—0.8%
HDFC Bank, Ltd.	551,371	15,332,368

Ireland—1.3%
Allied Irish Banks plc	2,653,325	15,945,204
Paddy Power Betfair plc	99,229	9,853,391

		25,798,595

Israel—1.2%
Check Point Software Technologies, Ltd. (a)	120,380	13,725,728
Mellanox Technologies, Ltd. (a) (b)	229,943	10,841,812

		24,567,540

Italy—3.5%
Cerved Information Solutions S.p.A.	481,981	5,697,914
Enel S.p.A.	3,697,990	22,268,491
Eni S.p.A.	1,043,229	17,282,734
Intesa Sanpaolo S.p.A.	7,005,551	24,773,351

		70,022,490

Japan—18.4%
AEON Financial Service Co., Ltd. (b)	1,072,299	22,490,928
Daikin Industries, Ltd.	250,700	25,413,632
Japan Tobacco, Inc.	743,931	24,387,413
KDDI Corp.	991,500	26,157,860
Koito Manufacturing Co., Ltd.	322,000	20,205,911
Kubota Corp.	1,575,100	28,688,146
Mitsui Fudosan Co., Ltd.	446,100	9,682,153
Nippon Paint Holdings Co., Ltd.	305,400	10,387,075
Nomura Research Institute, Ltd.	310,100	12,102,434
Ryohin Keikaku Co., Ltd.	29,300	8,635,190
Santen Pharmaceutical Co., Ltd.	1,776,600	28,014,466
Shionogi & Co., Ltd.	79,200	4,332,688
SoftBank Group Corp.	274,000	22,147,453
Sumitomo Mitsui Financial Group, Inc.	538,182	20,702,590
Sundrug Co., Ltd.	465,370	19,269,698
Terumo Corp.	515,900	20,304,296
TOTO, Ltd.	540,300	22,782,433
USS Co., Ltd.	1,161,600	23,443,938
Yamato Holdings Co., Ltd. (b)	785,466	15,869,734

		365,018,038

Malaysia—0.3%
Malaysia Airports Holdings Bhd	2,974,500	5,988,528

Netherlands—1.7%
Akzo Nobel NV	359,879	33,232,766

BHFTI-275

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—1.0%
DNB ASA	1,006,949	$20,292,163

Portugal—0.8%
Galp Energia SGPS S.A.	878,661	15,583,147

South Africa—0.3%
Clicks Group, Ltd. (b)	448,947	5,242,573

South Korea—1.3%
NAVER Corp.	21,290	13,878,692
Samsung Electronics Co., Ltd.	4,878	10,964,320

		24,843,012

Spain—2.1%
Aena SME S.A. (144A)	32,663	5,904,348
Amadeus IT Group S.A.	293,034	19,073,220
Cellnex Telecom S.A.	693,549	15,882,740

		40,860,308

Sweden—0.9%
Com Hem Holding AB (b)	521,220	7,460,886
Telefonaktiebolaget LM Ericsson - B Shares	1,918,419	11,069,523

		18,530,409

Switzerland—13.2%
Julius Baer Group, Ltd. (a)	348,293	20,643,897
Nestle S.A.	785,939	65,823,475
Roche Holding AG	221,253	56,481,829
Schindler Holding AG (Participation Certificate)	93,984	20,760,467
Sika AG	2,824	21,012,116
Swiss Re AG	153,404	13,896,865
UBS Group AG (a)	2,188,332	37,401,036
Zurich Insurance Group AG	80,559	24,602,449

		260,622,134

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,843,468	20,450,586

Thailand—0.6%
Advanced Info Service PCL	2,203,400	12,619,172

United Kingdom—11.4%
Barclays plc	7,266,967	18,857,779
BP plc	4,361,375	27,885,124
Cairn Energy plc (a)	2,565,949	6,591,108
Croda International plc	428,809	21,797,206
GKN plc	4,657,756	21,620,881
Hiscox, Ltd.	1,041,296	17,862,533
Just Eat plc (a)	1,109,978	9,952,274
Reckitt Benckiser Group plc	353,435	32,295,042
RELX NV	1,279,643	27,251,642
Rio Tinto plc	525,658	24,469,037

United Kingdom—(Continued)
WPP plc	981,707	18,222,078

		226,804,704

United States—5.5%
Aon plc (b)	140,002	20,454,292
Broadcom, Ltd.	46,450	11,265,983
Cognizant Technology Solutions Corp. - Class A	404,606	29,350,119
EPAM Systems, Inc. (a)	152,760	13,432,187
MasterCard, Inc. - Class A	180,023	25,419,248
Schlumberger, Ltd.	135,840	9,476,198

		109,398,027

Total Common Stocks (Cost $1,616,138,077)		1,960,149,891

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $15,770,788 on 10/02/17, collateralized by $15,890,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $16,088,895.	15,770,631	15,770,631

Total Short-Term Investments (Cost $15,770,631)		15,770,631

Securities Lending Reinvestments (c)—2.9%

Certificates of Deposit—0.9%
Bank of China, Ltd. 1.540%, 10/23/17	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	2,000,000	2,000,928
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	250,000	250,052
Credit Suisse AG New York 1.461%, 1M LIBOR + 0.230%, 11/07/17 (d)	1,500,000	1,500,000
DNB Bank ASA New York 1.120%, 10/05/17	1,000,000	999,997
KBC Bank NV 1.380%, 10/27/17	2,500,000	2,500,275
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	1,500,000	1,499,982
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	1,000,000	1,000,350

BHFTI-276

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis New York 1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	1,000,000	$1,000,046
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	500,000	499,977
Sumitomo Mitsui Banking Corp., New York 1.462%, 3M LIBOR + 0.150%, 02/08/18 (d)	1,000,000	999,954
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	2,500,000	2,500,250
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	750,000	750,181

		17,501,991

Commercial Paper—0.2%
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	500,000	500,023
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (d)	1,000,000	1,000,061
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	1,000,000	1,000,232
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	1,500,000	1,500,278

		4,000,594

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,876,179 on 10/02/17, collateralized by $3,119,987 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,913,535.	1,876,015	1,876,015
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $6,200,543 on 10/02/17, collateralized by $6,311,647 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $6,324,001.	6,200,000	6,200,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $508,123 on 01/02/18, collateralized by various Common Stock with a value of $550,000.	500,000	500,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $900,090 on 10/02/17, collateralized by $905,319 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $918,004.	900,000	900,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $4,400,458 on 10/02/17, collateralized by $4,481,749 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $4,488,002.	4,400,000	4,400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $800,083 on 10/02/17, collateralized by $803,966 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $816,002.	800,000	800,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $251,330 on 01/02/18, collateralized by $1,346 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $277,884.	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $714,397 on 01/02/18, collateralized by various Common Stock with a value of $770,000.	700,000	700,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $1,510,973 on 01/02/18, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $5,000,492 on 10/02/17, collateralized by $8,421,490 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $5,100,005.	5,000,000	5,000,000

		23,126,015

BHFTI-277

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.7%
ABN AMRO Bank NV 1.060%, 10/02/17	2,000,000	$2,000,000
Australia New Zealand Bank 1.070%, 10/02/17	2,000,000	2,000,000
Credit Agricole S.A. 1.080%, 10/02/17	400,000	400,000
Credit Industriel et Commercial 1.100%, 10/02/17	2,000,000	2,000,000
DZ Bank AG 1.060%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	400,000	400,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	500,000	500,000
Nordea Bank New York 1.050%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	500,000	500,000
Svenska 1.050%, 10/02/17	2,000,000	2,000,000

		13,800,000

Total Securities Lending Reinvestments (Cost $58,426,015)		58,428,600

Total Investments—102.6% (Cost $1,690,334,723)		2,034,349,122
Other assets and liabilities (net)—(2.6)%		(51,834,613)

Net Assets—100.0%		$1,982,514,509

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $56,873,471 and the collateral received consisted of cash in the amount of $58,426,015. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $5,904,348, which is 0.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London InterBank Offered Rate

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Banks	9.9
Pharmaceuticals	9.1
Chemicals	7.5
Insurance	5.9
Oil, Gas & Consumable Fuels	5.1
IT Services	5.0
Food Products	5.0
Machinery	3.6
Wireless Telecommunication Services	3.1
Capital Markets	2.9

BHFTI-278

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$73,372,787	$—	$73,372,787
Austria	—	15,953,282	—	15,953,282
Belgium	—	19,219,461	—	19,219,461
Brazil	10,172,792	—	—	10,172,792
Canada	33,202,220	—	—	33,202,220
China	28,401,684	10,527,969	—	38,929,653
Denmark	—	46,793,700	—	46,793,700
France	—	174,243,313	—	174,243,313
Germany	—	179,104,151	—	179,104,151
Hong Kong	—	73,951,972	—	73,951,972
India	15,332,368	—	—	15,332,368
Ireland	—	25,798,595	—	25,798,595
Israel	24,567,540	—	—	24,567,540
Italy	—	70,022,490	—	70,022,490
Japan	—	365,018,038	—	365,018,038
Malaysia	—	5,988,528	—	5,988,528
Netherlands	—	33,232,766	—	33,232,766
Norway	—	20,292,163	—	20,292,163
Portugal	—	15,583,147	—	15,583,147
South Africa	—	5,242,573	—	5,242,573
South Korea	—	24,843,012	—	24,843,012
Spain	—	40,860,308	—	40,860,308
Sweden	—	18,530,409	—	18,530,409
Switzerland	—	260,622,134	—	260,622,134
Taiwan	—	20,450,586	—	20,450,586
Thailand	12,619,172	—	—	12,619,172
United Kingdom	—	226,804,704	—	226,804,704
United States	109,398,027	—	—	109,398,027
Total Common Stocks	233,693,803	1,726,456,088	—	1,960,149,891
Total Short-Term Investment*	—	15,770,631	—	15,770,631
Total Securities Lending Reinvestments*	—	58,428,600	—	58,428,600
Total Investments	$233,693,803	$1,800,655,319	$—	$2,034,349,122

Collateral for Securities Loaned (Liability)	$—	$(58,426,015)	$—	$(58,426,015)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-279

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—94.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
TransDigm Group, Inc. (a)	200,307	$51,208,484

Biotechnology—1.6%
Alnylam Pharmaceuticals, Inc. (a) (b)	78,332	9,203,227
Intrexon Corp. (a) (b)	131,879	2,507,020
Juno Therapeutics, Inc. (a) (b)	127,721	5,729,564

		17,439,811

Capital Markets—7.5%
MSCI, Inc.	322,296	37,676,403
S&P Global, Inc.	267,081	41,747,431

		79,423,834

Construction Materials—3.1%
Martin Marietta Materials, Inc.	79,319	16,357,957
Vulcan Materials Co.	136,965	16,381,014

		32,738,971

Consumer Finance—1.0%
LendingClub Corp. (b)	1,758,587	10,709,795

Electronic Equipment, Instruments & Components—0.6%
Cognex Corp.	60,515	6,673,594

Health Care Equipment & Supplies—4.6%
DexCom, Inc. (a) (b)	225,773	11,045,944
Intuitive Surgical, Inc. (b)	36,234	37,896,416

		48,942,360

Health Care Technology—10.9%
athenahealth, Inc. (a) (b)	505,051	62,808,142
Veeva Systems, Inc. - Class A (b)	945,056	53,310,609

		116,118,751

Internet & Direct Marketing Retail—3.5%
Expedia, Inc.	261,256	37,605,189

Internet Software & Services—12.7%
Angie’s List, Inc. (b)	3,016,351	37,583,734
Dropbox, Inc. (b) (c) (d) (e)	460,161	4,325,513
SurveyMonkey, Inc. (b) (c) (d) (e)	303,799	1,989,883
Twitter, Inc. (a) (b)	2,291,530	38,658,111
Zillow Group, Inc. - Class C (a) (b)	1,295,360	52,086,426

		134,643,667

IT Services—3.5%
Gartner, Inc. (b)	299,820	37,300,606

Life Sciences Tools & Services—6.0%
Illumina, Inc. (a) (b)	320,162	63,776,270

Machinery—6.6%
Fortive Corp.	156,872	11,104,969

Machinery—(Continued)
Welbilt, Inc. (b)	2,568,300	59,199,315

		70,304,284

Multiline Retail—2.8%
Dollar Tree, Inc. (b)	341,933	29,686,623

Professional Services—7.1%
IHS Markit, Ltd. (b)	825,024	36,367,058
Verisk Analytics, Inc. (a) (b)	463,037	38,520,048

		74,887,106

Software—15.8%
Atlassian Corp. plc - Class A (b)	320,771	11,275,101
ServiceNow, Inc. (a) (b)	324,740	38,166,692
Snap, Inc. - Class A (a) (b)	200,121	2,909,759
Splunk, Inc. (a) (b)	558,211	37,081,957
Take-Two Interactive Software, Inc. (b)	400,390	40,931,870
Workday, Inc. - Class A (a) (b)	356,905	37,614,218

		167,979,597

Specialty Retail—1.1%
L Brands, Inc.	270,181	11,242,231

Textiles, Apparel & Luxury Goods—0.9%
Under Armour, Inc. - Class C (a) (b)	667,203	10,021,389

Total Common Stocks (Cost $857,580,620)		1,000,702,562

Convertible Preferred Stock—1.9%

Internet Software & Services—1.9%
Airbnb, Inc. - Series D (b) (c) (d) (e) (Cost $7,659,587)	188,136	19,742,992

Preferred Stocks—1.2%

Internet & Direct Marketing Retail—0.8%
Flipkart Online Pvt., Ltd. - Series D (b) (c) (d) (e)	98,557	8,683,857

Internet Software & Services—0.1%
Dropbox, Inc. - Series A (b) (c) (d) (e)	51,888	487,747

Software—0.3%
Palantir Technologies, Inc. - Series G (b) (c) (d) (e)	541,563	1,841,314
Palantir Technologies, Inc. - Series H (b) (c) (d) (e)	174,289	592,583
Palantir Technologies, Inc. - Series H-1 (b) (c) (d) (e)	174,289	592,583

		3,026,480

Total Preferred Stocks (Cost $5,614,903)		12,198,084

BHFTI-280

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investment—3.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $33,368,107 on 10/02/17, collateralized by $33,615,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $34,035,759.	33,367,773	$33,367,773

Total Short-Term Investments (Cost $33,367,773)		33,367,773

Securities Lending Reinvestments (f)—19.9%

Certificates of Deposit—13.2%
Banco Del Estado De Chile New York 1.382%, 1M LIBOR + 0.150%, 01/05/18 (g)	1,250,000	1,249,903
Bank of China, Ltd. 1.540%, 10/23/17	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (g)	2,000,000	2,000,928
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (g)	5,000,000	5,000,590
1.434%, 1M LIBOR + 0.200%, 02/15/18 (g)	1,000,000	1,000,225
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (g)	7,500,000	7,500,405
1.647%, 1M LIBOR + 0.410%, 10/27/17 (g)	1,500,000	1,500,314
Chiba Bank, Ltd., New York 1.360%, 11/07/17	4,000,000	4,000,000
1.360%, 11/20/17	2,000,000	2,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (g)	2,000,000	2,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (g)	2,500,000	2,500,247
Credit Suisse AG New York 1.495%, 1M LIBOR + 0.120%, 10/11/17 (g)	7,000,000	7,000,203
1.511%, 1M LIBOR + 0.280%, 10/06/17 (g)	5,000,000	5,000,060
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV 1.380%, 10/27/17	8,500,000	8,500,935
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	4,993,519	4,997,450
Landesbank Hessen-Thuringen 1.300%, 10/06/17	3,000,000	3,000,069

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (g)	1,000,000	1,000,000
1.485%, 1M LIBOR + 0.250%, 10/11/17 (g)	6,000,000	6,000,150
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (g)	3,000,000	2,999,964
1.494%, 1M LIBOR + 0.260%, 10/18/17 (g)	4,250,000	4,250,144
1.515%, 1M LIBOR + 0.280%, 10/11/17 (g)	4,000,000	4,000,092
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (g)	4,000,000	3,999,860
1.396%, 1M LIBOR + 0.160%, 11/13/17 (g)	5,000,000	5,000,230
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (g)	3,000,000	3,000,096
1.407%, 1M LIBOR + 0.170%, 02/23/18 (g)	2,000,000	2,000,084
1.486%, 1M LIBOR + 0.250%, 10/13/17 (g)	3,000,000	3,000,111
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (g)	3,000,000	2,999,865
Standard Chartered plc 1.460%, 02/02/18	4,000,000	4,001,012
Sumitomo Mitsui Banking Corp., New York 1.476%, 1M LIBOR + 0.240%, 10/12/17 (g)	4,000,000	4,000,124
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (g)	4,500,000	4,500,450
1.495%, 1M LIBOR + 0.260%, 10/11/17 (g)	4,000,000	4,000,152
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (g)	6,000,000	6,000,816
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (g)	8,000,000	8,007,136
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (g)	5,000,000	4,999,965
1.694%, 10/26/17 (g)	2,200,000	2,200,530

		140,212,102

Commercial Paper—5.0%
Barton Capital S.A. 1.320%, 12/11/17	3,488,450	3,490,844
1.330%, 10/05/17	7,974,287	7,999,440

BHFTI-281

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (g)	4,000,000	$4,000,684
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (g)	6,000,000	6,000,324
1.386%, 1M LIBOR + 0.150%, 11/13/17 (g)	2,500,000	2,500,115
Kells Funding LLC 1.400%, 03/01/18	4,964,417	4,969,885
LMA S.A. & LMA Americas 1.420%, 12/11/17	7,455,329	7,481,138
Sheffield Receivables Co. 1.330%, 10/05/17	7,475,063	7,499,512
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (g)	5,000,000	5,000,305
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (g)	3,800,000	3,800,703

		52,742,950

Repurchase Agreements—1.7%
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $6,031,920 on 01/02/18, collateralized by $32,306 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $6,669,213.	6,000,000	6,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,551,419 on 01/02/18, collateralized by various Common Stock with a value of $2,750,000.	2,500,000	2,500,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $10,073,150 on 01/02/18, collateralized by various Common Stock with a value of $11,000,002.	10,000,000	10,000,000

		18,500,000

Total Securities Lending Reinvestments (Cost $211,436,461)		211,455,052

Total Purchased Options (Cost $1,583,014)		459,555

Total Investments—120.2% (Cost $1,117,242,358)		1,277,926,018
Other assets and liabilities (net)—(20.2)%		(214,982,959)

Net Assets—100.0%		$1,062,943,059

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $197,961,345 and the collateral received consisted of cash in the amount of $203,774,696. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 3.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $38,256,472, which is 3.6% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London InterBank Offered Rate

BHFTI-282

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	188,136	$7,659,587	$19,742,992
Dropbox, Inc.	05/01/12	460,161	4,165,241	4,325,513
Dropbox, Inc. - Series A	05/25/12	51,888	470,125	487,747
Flipkart Online Pvt., Ltd. - Series D	10/04/13	98,557	2,264,087	8,683,857
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	1,841,314
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	592,583
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	592,583
SurveyMonkey, Inc.	11/25/14	303,799	4,997,494	1,989,883

				$38,256,472

Purchased Options

Currency Options	Strike Price	Expiration Date	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
USD Call/CNH Put	$7.550	08/16/18	198,324,093	$1,051,118	$458,129	$(592,989)
USD Call/CNY Put	7.400	11/22/17	158,415,582	531,896	1,426	(530,470)

Totals				$1,583,014	$459,555	$(1,123,459)

(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan Renminbi

BHFTI-283

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$51,208,484	$—	$—	$51,208,484
Biotechnology	17,439,811	—	—	17,439,811
Capital Markets	79,423,834	—	—	79,423,834
Construction Materials	32,738,971	—	—	32,738,971
Consumer Finance	10,709,795	—	—	10,709,795
Electronic Equipment, Instruments & Components	6,673,594	—	—	6,673,594
Health Care Equipment & Supplies	48,942,360	—	—	48,942,360
Health Care Technology	116,118,751	—	—	116,118,751
Internet & Direct Marketing Retail	37,605,189	—	—	37,605,189
Internet Software & Services	128,328,271	—	6,315,396	134,643,667
IT Services	37,300,606	—	—	37,300,606
Life Sciences Tools & Services	63,776,270	—	—	63,776,270
Machinery	70,304,284	—	—	70,304,284
Multiline Retail	29,686,623	—	—	29,686,623
Professional Services	74,887,106	—	—	74,887,106
Software	167,979,597	—	—	167,979,597
Specialty Retail	11,242,231	—	—	11,242,231
Textiles, Apparel & Luxury Goods	10,021,389	—	—	10,021,389
Total Common Stocks	994,387,166	—	6,315,396	1,000,702,562
Total Convertible Preferred Stock*	—	—	19,742,992	19,742,992
Total Preferred Stocks*	—	—	12,198,084	12,198,084
Total Short-Term Investment*	—	33,367,773	—	33,367,773
Total Purchased Option	—	459,555	—	459,555
Total Securities Lending Reinvestments*	—	211,455,052	—	211,455,052
Total Investments	$994,387,166	$245,282,380	$38,256,472	$1,277,926,018

Collateral for Securities Loaned (Liability)	$—	$(203,774,696)	$—	$(203,774,696)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-284

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2017
Common Stocks
Internet Software & Services	$6,364,897	$(49,501)	$6,315,396	$(49,501)
Convertible Preferred Stocks
Internet Software & Services	19,771,212	(28,220)	19,742,992	(28,220)
Preferred Stocks
Internet & Direct Marketing Retail	4,978,114	3,705,743	8,683,857	3,705,743
Internet Software & Services	498,125	(10,378)	487,747	(10,378)
Software	3,605,071	(578,591)	3,026,480	(578,591)

	$35,217,419	$3,039,053	$38,256,472	$3,039,053

	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$4,325,513	Market Transaction Method	Precedent Transaction	$8.15	$8.15	$8.15	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	6.8x	6.8x	6.8x	Increase
			Enterprise Value/Sales	6.4x	6.4x	6.4x	Increase
			Enterprise Value/Forward Sales	5.2x	5.2x	5.2x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	1,989,883	Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	4.6x	4.6x	4.6x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Preferred Stocks
Internet & Direct Marketing Retail	8,683,857	Market Transaction Method	Precedent Transaction	$88.11	$88.11	$88.11	Increase
Internet Software & Services	487,747	Market Transaction Method	Precedent Transaction	$8.15	$8.15	$8.15	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	6.8x	6.8x	6.8x	Increase
			Enterprise Value/Sales	6.4x	6.4x	6.4x	Increase
			Enterprise Value/Forward Sales	5.2x	5.2x	5.2x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	3,026,480	Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	9.2x	9.2x	9.2x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Convertible Preferred Stocks
Internet Software & Services	19,742,992	Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	10.7x	10.7x	10.7x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease

BHFTI-285

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

China—2.3%
Baidu, Inc. (ADR) (a)	41,840	$10,363,350
JD.com, Inc. (ADR) (a) (b)	609,470	23,281,754

		33,645,104

Denmark—0.6%
FLSmidth & Co. A/S	118,920	7,871,810

France—9.8%
Airbus SE	497,332	47,337,345
Kering	80,334	31,978,548
LVMH Moet Hennessy Louis Vuitton SE	152,267	41,979,421
Societe Generale S.A.	354,249	20,723,630

		142,018,944

Germany—7.9%
Allianz SE	127,170	28,551,629
Bayer AG	145,757	19,862,860
Linde AG (b)	69,258	14,443,501
SAP SE	294,545	32,267,507
Siemens AG	136,361	19,211,189

		114,336,686

India—2.9%
DLF, Ltd.	9,608,581	24,436,937
ICICI Bank, Ltd. (ADR)	1,349,159	11,548,801
Zee Entertainment Enterprises, Ltd.	817,804	6,511,370

		42,497,108

Italy—0.7%
Brunello Cucinelli S.p.A.	192,367	5,971,469
Tod’s S.p.A.	65,636	4,650,634

		10,622,103

Japan—14.9%
Dai-ichi Life Holdings, Inc.	1,010,700	18,170,500
FANUC Corp.	55,900	11,334,228
KDDI Corp.	695,800	18,356,671
Keyence Corp.	65,900	35,133,326
Kyocera Corp.	283,600	17,553,982
Murata Manufacturing Co., Ltd.	220,300	32,570,003
Nidec Corp.	276,900	34,077,616
Nintendo Co., Ltd.	40,000	14,825,594
Renesas Electronics Corp. (a)	432,800	4,722,296
Suzuki Motor Corp.	300,100	15,755,478
TDK Corp.	207,100	14,138,139

		216,637,833

Spain—2.7%
Banco Bilbao Vizcaya Argentaria S.A.	1,063,935	9,482,051
Industria de Diseno Textil S.A.	775,460	29,223,624

		38,705,675

Sweden—1.4%
Assa Abloy AB - Class B	893,828	20,452,983

Switzerland—2.9%
Credit Suisse Group AG (a)	711,287	11,260,579
Roche Holding AG	31,638	8,076,601
UBS Group AG (a)	1,360,175	23,246,908

		42,584,088

United Kingdom—6.0%
Circassia Pharmaceuticals plc (a) (b)	2,218,564	2,482,318
Earthport plc (a)	6,014,217	2,004,599
International Consolidated Airlines Group S.A.	1,593,680	12,676,488
Prudential plc	1,130,173	27,061,480
TechnipFMC plc (a)	460,844	12,778,599
Unilever plc	515,276	29,825,196

		86,828,680

United States—45.5%
3M Co.	102,470	21,508,453
ACADIA Pharmaceuticals, Inc. (a) (b)	320,650	12,078,885
Adobe Systems, Inc. (a)	202,230	30,168,671
Aetna, Inc.	230,320	36,623,183
Alphabet, Inc. - Class A (a)	43,630	42,483,404
Alphabet, Inc. - Class C (a)	42,108	40,386,204
Anthem, Inc.	145,210	27,572,475
Biogen, Inc. (a)	48,900	15,311,568
BioMarin Pharmaceutical, Inc. (a) (b)	72,300	6,728,961
Bluebird Bio, Inc. (a) (b)	69,990	9,613,126
Blueprint Medicines Corp. (a)	108,670	7,571,039
Centene Corp. (a)	109,070	10,554,704
Citigroup, Inc.	614,960	44,732,190
Colgate-Palmolive Co.	447,100	32,571,235
Equifax, Inc.	32,000	3,391,680
Facebook, Inc. - Class A (a)	209,270	35,757,965
FNF Group	308,380	14,635,715
Gilead Sciences, Inc.	177,540	14,384,291
Goldman Sachs Group, Inc. (The)	98,560	23,377,446
International Game Technology plc	475,151	11,664,957
Intuit, Inc.	197,440	28,064,122
Ionis Pharmaceuticals, Inc. (a) (b)	195,980	9,936,186
Loxo Oncology, Inc. (a)	47,060	4,335,167
MacroGenics, Inc. (a) (b)	256,400	4,738,272
Maxim Integrated Products, Inc.	589,290	28,115,026
PayPal Holdings, Inc. (a)	268,360	17,183,091
S&P Global, Inc.	220,790	34,511,685
Sage Therapeutics, Inc. (a) (b)	118,650	7,391,895
Shire plc	130,466	6,646,445
Tiffany & Co. (b)	200,620	18,412,904
Twitter, Inc. (a)	407,380	6,872,501
United Parcel Service, Inc. - Class B (b)	132,740	15,940,747
Walt Disney Co. (The)	202,110	19,921,983
Zimmer Biomet Holdings, Inc.	135,850	15,906,676

		659,092,852

Total Common Stocks (Cost $944,102,653)		1,415,293,866

BHFTI-286

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Preferred Stock–1.8%

Security Description	Shares/ Principal Amount*	Value

Germany—1.8%
Bayerische Motoren Werke (BMW) AG, (Cost $20,420,833)	298,937	$26,633,110

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $8,654,743 on 10/02/17, collateralized by $8,720,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $8,829,148.	8,654,657	8,654,657

Total Short-Term Investments (Cost $8,654,657)		8,654,657

Securities Lending Reinvestments (c)—4.9%

Certificates of Deposit—3.1%
ABN AMRO Bank NV Zero Coupon, 11/21/17	996,537	998,340
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	1,000,000	1,000,464
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	3,000,000	3,000,354
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	1,500,000	1,500,081
1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	500,000	500,000
1.360%, 11/20/17	1,000,000	1,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	500,000	500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	500,000	500,050
Credit Suisse AG New York 1.494%, 1M LIBOR + 0.260%, 10/16/17 (d)	2,000,000	2,000,096
1.495%, 1M LIBOR + 0.120%, 10/11/17 (d)	2,000,000	2,000,058
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV 1.380%, 10/27/17	3,000,000	3,000,330
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	998,704	999,490
Mizuho Bank, Ltd., New York 1.494%, 1M LIBOR + 0.260%, 10/18/17 (d)	3,500,000	3,500,119

Certificates of Deposit—(Continued)
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	1,000,000	1,000,350
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	1,500,000	1,499,947
1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	1,500,000	1,500,069
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (d)	1,000,000	1,000,042
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	1,000,000	999,955
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	500,000	500,041
Standard Chartered plc 1.460%, 02/02/18	2,500,000	2,500,632
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	1,000,000	999,970
1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	250,000	250,026
1.476%, 1M LIBOR + 0.240%, 10/12/17 (d)	2,000,000	2,000,062
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	3,000,000	3,000,300
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	2,000,000	2,000,272
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,750,000	1,749,988
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	700,000	700,169

		45,201,406

Commercial Paper—1.2%
Barton Capital S.A. 1.320%, 12/11/17	996,700	997,384
1.330%, 10/05/17	1,993,572	1,999,860
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (d)	1,500,000	1,500,257
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	1,500,000	1,500,081
LMA S.A. & LMA Americas 1.420%, 12/11/17	1,988,088	1,994,970
Macquarie Bank, Ltd., London 1.340%, 10/27/17	3,488,014	3,496,743

BHFTI-287

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)–(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sheffield Receivables Co. 1.330%, 10/05/17	1,993,350	$1,999,870
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	3,000,000	3,000,696
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	1,000,000	1,000,185

		17,490,046

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,259,323 on 10/02/17, collateralized by $3,757,135 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $2,304,308.	2,259,125	2,259,125
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $2,235,739 on 01/02/18, collateralized by various Common Stock with a value of $2,420,000.	2,200,000	2,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $251,330 on 01/02/18, collateralized by $1,346 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $277,884.	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $1,510,973 on 01/02/18, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,224,681 on 01/02/18, collateralized by various Common Stock with a value of $1,320,000.	1,200,000	1,200,000

		7,409,125

Time Deposits—0.1%
Credit Agricole S.A. 1.080%, 10/02/17	30,593	30,593
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	29,981	29,981
Landesbank Hessen-Thuringen 1.170%, 10/02/17	36,727	36,727
Royal Bank of Canada New York 1.070%, 10/02/17	1,000,000	1,000,000

Time Deposits—(Continued)
Standard Chartered plc 1.200%, 10/02/17	39,222	39,222

		1,136,523

Total Securities Lending Reinvestments (Cost $71,231,341)		71,237,100

Total Investments—104.9% (Cost $1,044,409,484)		1,521,818,733
Other assets and liabilities (net)—(4.9)%		(71,507,918)

Net Assets—100.0%		$1,450,310,815

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $69,043,861 and the collateral received consisted of cash in the amount of $71,200,613. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London InterBank Offered Rate

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Internet Software & Services	9.4
Software	7.3
Biotechnology	7.0
Electronic Equipment, Instruments & Components	6.8
Capital Markets	6.4
Insurance	6.1
Banks	6.0
Textiles, Apparel & Luxury Goods	5.8
Health Care Providers & Services	5.1
Specialty Retail	3.3

BHFTI-288

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$33,645,104	$—	$—	$33,645,104
Denmark	—	7,871,810	—	7,871,810
France	—	142,018,944	—	142,018,944
Germany	—	114,336,686	—	114,336,686
India	11,548,801	30,948,307	—	42,497,108
Italy	—	10,622,103	—	10,622,103
Japan	—	216,637,833	—	216,637,833
Spain	—	38,705,675	—	38,705,675
Sweden	—	20,452,983	—	20,452,983
Switzerland	—	42,584,088	—	42,584,088
United Kingdom	—	86,828,680	—	86,828,680
United States	652,446,407	6,646,445	—	659,092,852
Total Common Stocks	697,640,312	717,653,554	—	1,415,293,866
Total Preferred Stock*	—	26,633,110	—	26,633,110
Total Short-Term Investment*	—	8,654,657	—	8,654,657
Total Securities Lending Reinvestments*	—	71,237,100	—	71,237,100
Total Investments	$697,640,312	$824,178,421	$—	$1,521,818,733

Collateral for Securities Loaned (Liability)	$—	$(71,200,613)	$—	$(71,200,613)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-289

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Fund—16.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Security—16.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $41,186,714)	345,645	$41,902,543

Foreign Government—15.9%

Sovereign—15.9%
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR) (a)	6,252,799	7,977,432
France Government Bond OAT 0.250%, 07/25/24 (EUR) (a)	7,192,780	9,316,868
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (a)	4,442,280	5,931,237
United Kingdom Gilt Inflation Linked Bonds 0.625%, 03/22/40 (GBP) (a)	8,317,848	17,620,939

Total Foreign Government (Cost $38,197,409)		40,846,476

Common Stocks—13.0%

Aerospace & Defense—0.2%
Arconic, Inc.	1,071	26,646
BAE Systems plc	1,700	14,387
Boeing Co. (The)	114	28,980
Bombardier, Inc. - Class B (b)	13,521	24,490
CAE, Inc.	2,768	48,428
Elbit Systems, Ltd.	530	77,958
General Dynamics Corp.	86	17,680
L3 Technologies, Inc.	98	18,466
Leonardo S.p.A.	1,580	29,600
Lockheed Martin Corp.	59	18,307
Northrop Grumman Corp.	68	19,565
Raytheon Co.	89	16,606
Rockwell Collins, Inc.	139	18,169
Safran S.A.	295	30,140
Thales S.A.	229	25,913
TransDigm Group, Inc.	104	26,588
United Technologies Corp.	153	17,760

		459,683

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	16,057
Deutsche Post AG	876	38,997
Expeditors International of Washington, Inc.	329	19,694
FedEx Corp.	94	21,205
Yamato Holdings Co., Ltd.	800	16,163

		112,116

Airlines—0.1%
Alaska Air Group, Inc.	180	13,728
American Airlines Group, Inc.	353	16,764
Delta Air Lines, Inc.	247	11,910

Airlines—(Continued)
International Consolidated Airlines Group S.A. - Class DI	2,843	22,651
Ryanair Holdings plc (ADR) (b)	645	67,996
Singapore Airlines, Ltd.	4,000	29,651
Southwest Airlines Co.	310	17,354
United Continental Holdings, Inc. (b)	260	15,829

		195,883

Auto Components—0.1%
BorgWarner, Inc.	515	26,384
Delphi Automotive plc	206	20,270
GKN plc	6,802	31,574
Linamar Corp.	505	30,816
Magna International, Inc.	703	37,518
Nokian Renkaat Oyj	1,177	52,381

		198,943

Automobiles—0.1%
Daimler AG	344	27,432
Ferrari NV	523	57,884
Fiat Chrysler Automobiles NV (b)	2,298	41,175
General Motors Co.	445	17,969

		144,460

Banks—0.4%
ABN AMRO Group NV (144A)	1,069	32,022
Banco Bilbao Vizcaya Argentaria S.A.	3,372	30,052
Bank Hapoalim B.M.	6,281	43,957
Bank Leumi Le-Israel B.M.	8,506	45,136
Bank of America Corp.	1,000	25,340
Bank of East Asia, Ltd. (The)	6,400	27,668
Bank of Ireland Group plc (b)	5,382	44,092
Bank of Montreal	331	25,050
Bank of Nova Scotia (The)	409	26,289
Bankinter S.A.	3,025	28,617
BB&T Corp.	470	22,062
Canadian Imperial Bank of Commerce	295	25,811
Comerica, Inc.	279	21,276
Commonwealth Bank of Australia	245	14,510
Danske Bank A/S	1,272	50,870
DNB ASA	2,129	42,904
Erste Group Bank AG (b)	782	33,883
Fifth Third Bancorp	693	19,390
Fukuoka Financial Group, Inc.	5,000	23,136
Hang Seng Bank, Ltd.	1,500	36,610
Huntington Bancshares, Inc.	1,537	21,456
ING Groep NV	1,800	33,197
Intesa Sanpaolo S.p.A. - Risparmio Shares	6,879	22,765
Japan Post Bank Co., Ltd.	1,800	22,254
KBC Groep NV	400	33,904
KeyCorp	1,042	19,610
Mitsubishi UFJ Financial Group, Inc.	3,700	24,042
Mizrahi Tefahot Bank, Ltd.	2,557	45,825

BHFTI-290

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Mizuho Financial Group, Inc.	11,700	$20,517
People’s United Financial, Inc.	879	15,945
Raiffeisen Bank International AG (b)	1,007	33,755
Regions Financial Corp.	1,465	22,312
Royal Bank of Canada	347	26,848
Sumitomo Mitsui Financial Group, Inc.	500	19,234
SunTrust Banks, Inc.	236	14,106
Suruga Bank, Ltd.	900	19,435
Toronto-Dominion Bank (The)	500	28,151
U.S. Bancorp	317	16,988

		1,059,019

Beverages—0.3%
Anheuser-Busch InBev S.A.	432	51,635
Asahi Group Holdings, Ltd.	600	24,292
Brown-Forman Corp. - Class B	617	33,503
Carlsberg A/S - Class B	505	55,321
Coca-Cola Amatil, Ltd.	5,567	33,819
Coca-Cola Co. (The)	653	29,392
Coca-Cola European Partners plc	856	35,904
Constellation Brands, Inc. - Class A	167	33,308
Diageo plc	882	28,995
Dr Pepper Snapple Group, Inc.	367	32,469
Heineken Holding NV	402	37,807
Heineken NV	359	35,533
Kirin Holdings Co., Ltd.	1,400	32,963
Molson Coors Brewing Co. - Class B	401	32,738
Monster Beverage Corp. (b)	660	36,465
PepsiCo, Inc.	226	25,183
Pernod-Ricard S.A.	257	35,535
Remy Cointreau S.A.	348	41,185
Suntory Beverage & Food, Ltd.	600	26,742
Treasury Wine Estates, Ltd.	3,976	42,853

		705,642

Biotechnology—0.1%
AbbVie, Inc.	271	24,081
Alexion Pharmaceuticals, Inc. (b)	119	16,695
Amgen, Inc.	95	17,713
Biogen, Inc. (b)	61	19,100
Celgene Corp. (b)	136	19,832
CSL, Ltd.	550	57,823
Genmab A/S (b)	125	27,629
Grifols S.A.	3,073	89,530
Regeneron Pharmaceuticals, Inc. (b)	31	13,861
Shire plc	597	30,413

		316,677

Building Products—0.0%
Allegion plc	164	14,181
Johnson Controls International plc	346	13,940

		28,121

Capital Markets—0.1%
Bank of New York Mellon Corp. (The)	286	15,164

Capital Markets—(Continued)
CBOE Holdings, Inc.	217	23,356
CME Group, Inc.	155	21,030
Daiwa Securities Group, Inc.	3,000	17,010
Deutsche Boerse AG	304	32,951
E*Trade Financial Corp. (b)	516	22,503
Intercontinental Exchange, Inc.	300	20,610
Invesco, Ltd.	554	19,412
Moody’s Corp.	117	16,288
Northern Trust Corp.	163	14,985
Raymond James Financial, Inc.	244	20,576
T. Rowe Price Group, Inc.	207	18,764
UBS Group AG (b)	1,106	18,903

		261,552

Chemicals—0.7%
Agrium, Inc.	521	55,835
Air Liquide S.A.	438	58,375
Air Products & Chemicals, Inc.	274	41,434
Air Water, Inc.	1,400	25,842
Akzo Nobel NV	674	62,240
Albemarle Corp.	342	46,618
Arkema S.A.	326	39,947
CF Industries Holdings, Inc.	1,387	48,767
Chr Hansen Holding A/S	1,268	108,752
Croda International plc	618	31,414
DowDuPont, Inc.	867	60,022
Eastman Chemical Co.	359	32,486
Ecolab, Inc.	287	36,911
EMS-Chemie Holding AG	59	39,277
FMC Corp.	390	34,831
Frutarom Industries, Ltd.	1,021	78,557
Givaudan S.A.	20	43,518
International Flavors & Fragrances, Inc.	298	42,587
Israel Chemicals, Ltd.	12,542	55,836
Johnson Matthey plc	683	31,326
JSR Corp.	1,400	26,612
K&S AG	1,563	42,589
Kaneka Corp.	3,000	23,330
Koninklijke DSM NV	655	53,647
Kuraray Co., Ltd.	1,200	22,459
LyondellBasell Industries NV - Class A	401	39,719
Mitsubishi Gas Chemical Co., Inc.	1,200	28,150
Monsanto Co.	303	36,305
Mosaic Co. (The)	1,738	37,523
Novozymes A/S - B Shares	1,581	81,132
PPG Industries, Inc.	292	31,729
Praxair, Inc.	274	38,289
Sherwin-Williams Co. (The)	95	34,014
Shin-Etsu Chemical Co., Ltd.	300	26,848
Sika AG	6	44,643
Solvay S.A.	361	53,991
Sumitomo Chemical Co., Ltd.	4,000	25,014
Symrise AG	638	48,482
Teijin, Ltd.	1,000	19,726
Toray Industries, Inc.	3,000	29,110
Umicore S.A.	717	59,323

BHFTI-291

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Yara International ASA	1,903	$85,421

		1,862,631

Commercial Services & Supplies—0.1%
Brambles, Ltd.	3,912	27,707
Cintas Corp.	159	22,941
ISS A/S	666	26,785
Republic Services, Inc.	355	23,451
Stericycle, Inc. (b)	397	28,433
Waste Management, Inc.	259	20,272

		149,589

Communications Equipment—0.1%
Cisco Systems, Inc.	486	16,344
F5 Networks, Inc. (b)	201	24,233
Harris Corp.	173	22,781
Juniper Networks, Inc.	468	13,025
Motorola Solutions, Inc.	189	16,040
Nokia Oyj	14,804	88,900
Telefonaktiebolaget LM Ericsson - B Shares	12,906	74,469

		255,792

Construction & Engineering—0.0%
Boskalis Westminster	622	21,755
Jacobs Engineering Group, Inc.	214	12,470
SNC-Lavalin Group, Inc.	718	32,449

		66,674

Construction Materials—0.1%
CRH plc	1,530	57,910
Fletcher Building, Ltd.	10,732	61,997
HeidelbergCement AG	313	32,173
Martin Marietta Materials, Inc.	154	31,759
Vulcan Materials Co.	291	34,804

		218,643

Consumer Finance—0.0%
Navient Corp.	875	13,142
Synchrony Financial	391	12,141

		25,283

Containers & Packaging—0.1%
Amcor, Ltd.	3,544	42,406
Avery Dennison Corp.	416	40,909
Ball Corp.	816	33,701
CCL Industries, Inc. - Class B	629	30,438
International Paper Co.	556	31,592
Sealed Air Corp.	757	32,339
WestRock Co.	609	34,549

		245,934

Distributors—0.0%
Genuine Parts Co.	133	12,721
Jardine Cycle & Carriage, Ltd.	1,400	40,648

Distributors—(Continued)
LKQ Corp. (b)	423	15,224

		68,593

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	18,055
H&R Block, Inc.	576	15,252

		33,307

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (b)	88	16,132
Industrivarden AB - C Shares	1,131	28,675
Investor AB - B Shares	527	26,092
Leucadia National Corp.	764	19,291
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	21,744
Wendel S.A.	141	22,852

		134,786

Diversified Telecommunication Services—1.1%
AT&T, Inc.	6,882	269,568
BCE, Inc.	1,778	83,303
Bezeq The Israeli Telecommunication Corp., Ltd.	57,816	82,606
BT Group plc	15,520	59,047
CenturyLink, Inc.	11,942	225,704
Deutsche Telekom AG	3,693	68,898
Elisa Oyj	1,913	82,345
HKT Trust & HKT, Ltd.	84,000	102,283
Iliad S.A.	253	67,293
Inmarsat plc	7,728	66,647
Koninklijke KPN NV	25,129	86,307
Level 3 Communications, Inc. (b)	4,018	214,119
Nippon Telegraph & Telephone Corp.	1,800	82,550
Orange S.A.	3,560	58,294
PCCW, Ltd.	157,000	85,072
Proximus	3,105	107,125
Singapore Telecommunications, Ltd.	27,200	73,803
Spark New Zealand, Ltd.	27,685	73,083
Swisscom AG	193	98,908
TDC A/S	12,434	72,899
Telecom Italia S.p.A. (b)	48,002	45,019
Telecom Italia S.p.A. - Risparmio Shares	59,282	44,619
Telefonica Deutschland Holding AG	14,420	80,924
Telefonica S.A.	5,840	63,526
Telenor ASA	4,744	100,532
Telia Co. AB	11,233	52,963
Telstra Corp., Ltd.	27,617	75,743
TELUS Corp.	1,830	65,823
TPG Telecom, Ltd.	14,589	55,862
Verizon Communications, Inc.	5,147	254,725

		2,899,590

Electric Utilities—0.8%
Alliant Energy Corp.	1,376	57,200
American Electric Power Co., Inc.	626	43,970
AusNet Services	35,475	47,209
Chubu Electric Power Co., Inc.	2,300	28,575

BHFTI-292

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Chugoku Electric Power Co., Inc. (The)	2,900	$30,813
CK Infrastructure Holdings, Ltd.	11,000	94,856
CLP Holdings, Ltd.	7,500	76,932
Contact Energy, Ltd.	16,959	67,421
DONG Energy A/S (144A)	2,128	121,808
Duke Energy Corp.	524	43,974
Edison International	628	48,463
EDP - Energias de Portugal S.A.	19,813	74,589
Electricite de France S.A.	3,815	46,338
Emera, Inc.	1,377	52,155
Endesa S.A.	1,873	42,227
Enel S.p.A.	11,684	70,359
Entergy Corp.	600	45,816
Eversource Energy	791	47,808
Exelon Corp.	1,190	44,827
FirstEnergy Corp.	1,409	43,439
Fortis, Inc.	1,364	48,952
Fortum Oyj	3,905	77,995
HK Electric Investments & HK Electric Investments, Ltd. (144A)	67,500	61,628
Hydro One, Ltd. (144A)	2,467	44,921
Iberdrola S.A.	4,609	35,801
Kansai Electric Power Co., Inc. (The)	3,200	40,960
Kyushu Electric Power Co., Inc.	2,800	29,792
Mercury NZ, Ltd.	23,648	57,912
NextEra Energy, Inc.	341	49,974
PG&E Corp.	679	46,233
Pinnacle West Capital Corp.	615	52,004
Power Assets Holdings, Ltd.	7,500	65,129
PPL Corp.	1,139	43,225
Red Electrica Corp. S.A.	1,648	34,632
Southern Co. (The)	892	43,833
SSE plc	2,634	49,296
Terna Rete Elettrica Nazionale S.p.A.	11,385	66,499
Tohoku Electric Power Co., Inc.	2,300	29,269
Tokyo Electric Power Co. Holdings, Inc. (b)	5,800	23,421
Xcel Energy, Inc.	1,128	53,377

		2,083,632

Electrical Equipment—0.1%
ABB, Ltd.	1,108	27,394
Acuity Brands, Inc.	141	24,151
AMETEK, Inc.	388	25,624
Eaton Corp. plc	241	18,506
Emerson Electric Co.	316	19,857
Prysmian S.p.A.	1,058	35,788
Rockwell Automation, Inc.	107	19,068

		170,388

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. - Class A	346	29,286
Corning, Inc.	679	20,316
FLIR Systems, Inc.	418	16,264
Hamamatsu Photonics KK	900	27,206
Hexagon AB - B Shares	1,675	83,223
Hirose Electric Co., Ltd.	200	28,166

Electronic Equipment, Instruments & Components—(Continued)
Ingenico Group S.A.	566	53,707
Keyence Corp.	100	53,313
TE Connectivity, Ltd.	255	21,180

		332,661

Energy Equipment & Services—0.2%
Baker Hughes a GE Co.	563	20,617
Halliburton Co.	527	24,258
Helmerich & Payne, Inc.	506	26,368
National Oilwell Varco, Inc.	1,069	38,195
Petrofac, Ltd.	11,261	68,055
Saipem S.p.A. (b)	13,123	56,668
Schlumberger, Ltd.	385	26,858
TechnipFMC plc (b)	1,045	29,176
Tenaris S.A.	3,811	54,017
Transocean, Ltd. (b)	4,112	44,245

		388,457

Equity Real Estate Investment Trusts—0.2%
Alexandria Real Estate Equities, Inc.	181	21,534
American Tower Corp.	81	11,071
Apartment Investment & Management Co. - Class A	320	14,035
AvalonBay Communities, Inc.	49	8,743
CapitaLand Mall Trust (REIT)	16,900	24,941
Crown Castle International Corp.	132	13,197
Digital Realty Trust, Inc.	95	11,241
Equity Residential	312	20,570
Essex Property Trust, Inc.	49	12,447
Extra Space Storage, Inc.	152	12,148
Federal Realty Investment Trust	179	22,234
Fonciere Des Regions (REIT)	212	22,040
Gecina S.A.	143	23,189
GGP, Inc.	900	18,693
GPT Group (The) (REIT)	7,625	29,779
H&R Real Estate Investment Trust	1,522	26,274
HCP, Inc.	366	10,186
Host Hotels & Resorts, Inc.	641	11,852
Kimco Realty Corp.	1,261	24,653
Klepierre (REIT)	281	11,031
Macerich Co. (The)	190	10,444
Mid-America Apartment Communities, Inc.	203	21,697
Mirvac Group (REIT)	7,066	12,737
Nippon Prologis REIT, Inc.	2	4,215
Public Storage	65	13,909
Realty Income Corp.	243	13,897
Scentre Group	5,107	15,787
SL Green Realty Corp.	119	12,057
Suntec Real Estate Investment Trust	23,500	32,369
UDR, Inc.	346	13,158
Ventas, Inc.	163	10,616
Vicinity Centres	10,867	22,741
Vornado Realty Trust	240	18,451
Welltower, Inc.	160	11,245
Weyerhaeuser Co.	560	19,057

		582,238

BHFTI-293

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.4%
Aeon Co., Ltd.	1,800	$26,608
Alimentation Couche Tard, Inc. - Class B	972	44,325
Carrefour S.A.	1,156	23,353
Colruyt S.A.	1,368	70,117
Costco Wholesale Corp.	182	29,901
CVS Health Corp.	375	30,495
Distribuidora Internacional de Alimentacion S.A.	10,019	58,478
Empire Co., Ltd.	3,656	64,696
FamilyMart UNY Holdings Co., Ltd.	400	21,097
George Weston, Ltd.	441	38,401
ICA Gruppen AB	1,306	49,097
J Sainsbury plc	7,199	22,952
Jean Coutu Group PJC, Inc. (The) - Class A	2,399	46,721
Jeronimo Martins SGPS S.A.	2,761	54,464
Koninklijke Ahold Delhaize NV	1,317	24,636
Kroger Co. (The)	1,059	21,244
Loblaw Cos., Ltd.	712	38,860
METRO AG (b)	910	19,242
Metro, Inc.	1,203	41,371
Sysco Corp.	505	27,245
Wal-Mart Stores, Inc.	388	30,318
Walgreens Boots Alliance, Inc.	395	30,502
Wesfarmers, Ltd.	1,351	43,817
WM Morrison Supermarkets plc	7,958	24,967
Woolworths, Ltd.	2,362	46,805

		929,712

Food Products—0.5%
Ajinomoto Co., Inc.	1,300	25,376
Archer-Daniels-Midland Co.	654	27,802
Associated British Foods plc	716	30,659
Barry Callebaut AG (b)	22	33,718
Campbell Soup Co.	727	34,038
Chocoladefabriken Lindt & Spruengli AG	1	69,345
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	9	51,317
Conagra Brands, Inc.	1,136	38,329
Danone S.A.	490	38,446
General Mills, Inc.	612	31,677
Golden Agri-Resources, Ltd.	341,900	94,549
Hershey Co. (The)	282	30,786
Hormel Foods Corp.	1,248	40,111
J.M. Smucker Co. (The)	352	36,935
Kellogg Co.	493	30,748
Kerry Group plc - Class A	1,071	102,978
Kraft Heinz Co. (The)	301	23,343
Marine Harvest ASA (b)	3,243	64,218
McCormick & Co., Inc.	415	42,596
Mondelez International, Inc. - Class A	663	26,958
Nestle S.A.	374	31,323
NH Foods, Ltd.	1,000	27,513
Nisshin Seifun Group, Inc.	1,800	30,170
Nissin Foods Holdings Co., Ltd.	500	30,366
Orkla ASA	4,184	42,959
Saputo, Inc.	971	33,610
Tate & Lyle plc	3,028	26,316

Food Products—(Continued)
Toyo Suisan Kaisha, Ltd.	900	33,079
Tyson Foods, Inc. - Class A	579	40,791
WH Group, Ltd. (144A)	83,500	88,909
Wilmar International, Ltd.	18,700	44,000

		1,302,965

Gas Utilities—0.1%
APA Group	6,216	40,829
Gas Natural SDG S.A.	1,368	30,308
Hong Kong & China Gas Co., Ltd.	36,300	68,233
Osaka Gas Co., Ltd.	2,600	48,359
Toho Gas Co., Ltd.	1,000	29,294
Tokyo Gas Co., Ltd.	2,200	53,947

		270,970

Health Care Equipment & Supplies—0.3%
Abbott Laboratories	505	26,947
Baxter International, Inc.	327	20,519
Becton Dickinson & Co.	87	17,048
Boston Scientific Corp. (b)	655	19,106
C.R. Bard, Inc.	63	20,191
Cochlear, Ltd.	450	56,310
Coloplast A/S - Class B	670	54,377
Cooper Cos., Inc. (The)	107	25,371
DENTSPLY SIRONA, Inc.	281	16,807
Edwards Lifesciences Corp. (b)	178	19,457
Essilor International S.A.	607	75,099
Getinge AB - B Shares	4,937	92,718
Hologic, Inc. (b)	441	16,180
Intuitive Surgical, Inc. (b)	23	24,055
Koninklijke Philips NV	430	17,752
Medtronic plc	184	14,310
Smith & Nephew plc	3,434	62,093
Sonova Holding AG	316	53,616
Straumann Holding AG	10	6,433
Stryker Corp.	116	16,474
Terumo Corp.	800	31,486
Varian Medical Systems, Inc. (b)	180	18,011
William Demant Holding A/S (b)	1,180	31,153
Zimmer Biomet Holdings, Inc.	155	18,149

		753,662

Health Care Providers & Services—0.3%
Aetna, Inc.	147	23,374
AmerisourceBergen Corp.	202	16,715
Anthem, Inc.	133	25,254
Cardinal Health, Inc.	267	17,868
Centene Corp. (b)	234	22,644
Cigna Corp.	108	20,190
DaVita, Inc. (b)	248	14,729
Envision Healthcare Corp. (b)	481	21,621
Express Scripts Holding Co. (b)	249	15,767
Fresenius Medical Care AG & Co. KGaA	733	71,737
Fresenius SE & Co. KGaA	626	50,496
HCA Healthcare, Inc. (b)	219	17,430

BHFTI-294

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Healthscope, Ltd.	23,317	$30,674
Henry Schein, Inc. (b)	196	16,070
Humana, Inc.	79	19,247
Laboratory Corp. of America Holdings (b)	149	22,495
McKesson Corp.	99	15,207
Mediclinic International plc	3,624	31,589
Medipal Holdings Corp.	1,700	29,544
Miraca Holdings, Inc.	800	37,220
Patterson Cos., Inc.	563	21,760
Quest Diagnostics, Inc.	205	19,196
Ramsay Health Care, Ltd.	848	41,584
Ryman Healthcare, Ltd.	14,146	94,803
Sonic Healthcare, Ltd.	3,593	59,131
Suzuken Co., Ltd.	800	28,517
UnitedHealth Group, Inc.	101	19,781
Universal Health Services, Inc. - Class B	172	19,082

		823,725

Health Care Technology—0.0%
Cerner Corp. (b)	294	20,968

Hotels, Restaurants & Leisure—0.3%
Aristocrat Leisure, Ltd.	2,143	35,446
Carnival Corp.	294	18,983
Carnival plc	307	19,535
Chipotle Mexican Grill, Inc. (b)	31	9,543
Compass Group plc	1,354	28,746
Darden Restaurants, Inc.	178	14,023
Domino’s Pizza Enterprises, Ltd.	703	25,343
Flight Centre Travel Group, Ltd.	996	35,295
Genting Singapore plc	70,500	60,938
Marriott International, Inc. - Class A	134	14,775
McDonald’s Corp.	115	18,018
McDonald’s Holdings Co. Japan, Ltd.	700	30,994
Oriental Land Co., Ltd.	400	30,487
Paddy Power Betfair plc	819	81,731
Restaurant Brands International, Inc.	528	33,734
Shangri-La Asia, Ltd.	20,000	37,260
SJM Holdings, Ltd.	26,000	23,851
Sodexo S.A.	284	35,452
Starbucks Corp.	214	11,494
Tabcorp Holdings, Ltd.	8,012	26,903
Tatts Group, Ltd.	10,383	32,534
Wyndham Worldwide Corp.	207	21,820
Wynn Macau, Ltd.	9,200	24,858
Yum! Brands, Inc.	224	16,489

		688,252

Household Durables—0.1%
Electrolux AB - Series B	1,406	47,809
Husqvarna AB - B Shares	4,333	44,616
Leggett & Platt, Inc.	284	13,555
Mohawk Industries, Inc. (b)	112	27,721
Techtronic Industries Co., Ltd.	8,500	45,456

		179,157

Household Products—0.1%
Church & Dwight Co., Inc.	620	30,039
Clorox Co. (The)	204	26,910
Colgate-Palmolive Co.	368	26,809
Essity AB - Class B (b)	1,332	36,272
Henkel AG & Co. KGaA	377	45,885
Kimberly-Clark Corp.	210	24,713
Procter & Gamble Co. (The)	342	31,115
Reckitt Benckiser Group plc	343	31,341

		253,084

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	3,490	38,460
Electric Power Development Co., Ltd.	1,600	40,196
Meridian Energy, Ltd.	27,472	56,452
NRG Energy, Inc.	1,973	50,489

		185,597

Industrial Conglomerates—0.1%
3M Co.	104	21,830
CK Hutchison Holdings, Ltd.	3,500	44,917
General Electric Co.	529	12,791
Jardine Matheson Holdings, Ltd.	800	50,691
Keihan Holdings Co., Ltd.	800	23,439
Keppel Corp., Ltd.	7,100	34,032
NWS Holdings, Ltd.	16,000	31,237
Roper Technologies, Inc.	95	23,123
Smiths Group plc	1,278	27,041

		269,101

Insurance—0.4%
Admiral Group plc	962	23,439
Ageas	802	37,693
Allianz SE	173	38,841
American International Group, Inc.	195	11,971
Aon plc	96	14,025
Arthur J. Gallagher & Co.	380	23,389
Assurant, Inc.	156	14,901
Baloise Holding AG	217	34,375
Chubb, Ltd.	86	12,259
Cincinnati Financial Corp.	200	15,314
CNP Assurances	1,135	26,629
Dai-ichi Life Holdings, Inc.	1,200	21,574
Fairfax Financial Holdings, Ltd.	20	10,408
Gjensidige Forsikring ASA	2,264	39,436
Hannover Rueck SE	244	29,407
Hartford Financial Services Group, Inc. (The)	261	14,467
Japan Post Holdings Co., Ltd.	1,800	21,269
Manulife Financial Corp.	1,564	31,725
Mapfre S.A.	7,302	23,768
Marsh & McLennan Cos., Inc.	156	13,074
Medibank Private, Ltd.	7,000	16,080
MS&AD Insurance Group Holdings, Inc.	700	22,592
NN Group NV	888	37,218
Principal Financial Group, Inc.	264	16,986
Progressive Corp. (The)	304	14,720

BHFTI-295

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Sampo Oyj - A Shares	1,108	$58,605
SCOR SE	567	23,779
Sompo Holdings, Inc.	600	23,396
Sony Financial Holdings, Inc.	1,300	21,338
Swiss Life Holding AG (b)	71	25,010
Swiss Re AG	335	30,348
T&D Holdings, Inc.	1,700	24,693
Tokio Marine Holdings, Inc.	500	19,585
Torchmark Corp.	254	20,343
Travelers Cos., Inc. (The)	119	14,580
Tryg A/S	2,429	56,094
Unum Group	252	12,885
XL Group, Ltd.	404	15,938

		912,154

Internet & Direct Marketing Retail—0.0%
Amazon.com, Inc. (b)	13	12,497
Priceline Group, Inc. (The) (b)	8	14,647
TripAdvisor, Inc. (b)	376	15,239

		42,383

Internet Software & Services—0.1%
Akamai Technologies, Inc. (b)	140	6,821
Alphabet, Inc. - Class A (b)	19	18,500
Auto Trader Group plc (144A)	15,413	81,075
eBay, Inc. (b)	633	24,345
United Internet AG	1,172	73,011
VeriSign, Inc. (b)	187	19,895

		223,647

IT Services—0.3%
Accenture plc - Class A	119	16,073
Alliance Data Systems Corp.	65	14,401
Amadeus IT Group S.A.	1,525	99,260
Atos SE	411	63,818
Automatic Data Processing, Inc.	245	26,783
Capgemini SE	575	67,347
CGI Group, Inc. - Class A (b)	1,295	67,150
Cognizant Technology Solutions Corp. - Class A	178	12,912
Computershare, Ltd.	10,380	118,273
CSRA, Inc.	426	13,747
Fidelity National Information Services, Inc.	196	18,305
Fiserv, Inc. (b)	161	20,763
Global Payments, Inc.	163	15,490
International Business Machines Corp.	103	14,943
MasterCard, Inc. - Class A	158	22,310
Nomura Research Institute, Ltd.	800	31,222
NTT Data Corp.	2,000	21,407
Otsuka Corp.	500	32,130
Paychex, Inc.	297	17,808
PayPal Holdings, Inc. (b)	345	22,090
Total System Services, Inc.	244	15,982
Visa, Inc. - Class A	219	23,048
Western Union Co. (The)	722	13,862

IT Services—(Continued)
Worldpay Group plc (144A)	20,659	112,673

		881,797

Leisure Products—0.0%
Hasbro, Inc.	140	13,674
Mattel, Inc.	1,084	16,780
Sankyo Co., Ltd.	700	22,347

		52,801

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	374	24,011
Eurofins Scientific SE	118	74,572
Illumina, Inc. (b)	113	22,510
Lonza Group AG (b)	193	50,625
PerkinElmer, Inc.	295	20,346
QIAGEN NV (b)	948	29,851
Thermo Fisher Scientific, Inc.	100	18,920
Waters Corp. (b)	104	18,670

		259,505

Machinery—0.3%
Alfa Laval AB	1,206	29,486
Andritz AG	697	40,294
Caterpillar, Inc.	209	26,064
CNH Industrial NV	3,501	42,045
Cummins, Inc.	142	23,860
Dover Corp.	246	22,482
IMI plc	1,666	27,783
Ingersoll-Rand plc	210	18,726
Kone Oyj - Class B	580	30,714
MAN SE	343	38,716
Metso Oyj	803	29,461
Parker-Hannifin Corp.	139	24,328
Pentair plc	240	16,310
Sandvik AB	1,688	29,156
Schindler Holding AG	145	31,223
Schindler Holding AG (Participation Certificate)	131	28,937
SKF AB - B Shares	1,179	25,767
Snap-on, Inc.	113	16,838
Stanley Black & Decker, Inc.	166	25,061
Sumitomo Heavy Industries, Ltd.	740	29,706
Volvo AB - B Shares	1,271	24,504
Wartsila Oyj Abp	566	40,115
Yangzijiang Shipbuilding Holdings, Ltd.	41,200	43,489

		665,065

Marine—0.0%
AP Moller - Maersk A/S - Class A	15	27,568
AP Moller - Maersk A/S - Class B	15	28,498
Kuehne & Nagel International AG	191	35,366

		91,432

Media—0.2%
Altice NV - Class A (b)	1,444	28,961
Altice NV - Class B (b)	1,478	29,566

BHFTI-296

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Comcast Corp. - Class A	495	$19,048
Discovery Communications, Inc. - Class A (b)	401	8,537
Discovery Communications, Inc. - Class C (b)	364	7,375
DISH Network Corp. - Class A (b)	315	17,082
I-CABLE Communications, Ltd. (b)	831	28
Lagardere SCA	856	28,688
News Corp. - Class A	1,538	20,394
Omnicom Group, Inc.	164	12,147
Pearson plc	2,410	19,765
Schibsted ASA - B Shares	1,563	36,898
Schibsted ASA - Class A	1,356	34,938
Scripps Networks Interactive, Inc. - Class A	327	28,086
SES S.A.	1,335	29,191
Shaw Communications, Inc. - Class B	2,047	47,117
Singapore Press Holdings, Ltd.	27,900	55,952
TEGNA, Inc.	1,443	19,235
Telenet Group Holding NV (b)	1,334	88,330
Time Warner, Inc.	190	19,466
Twenty-First Century Fox, Inc. - Class A	455	12,003
Walt Disney Co. (The)	129	12,716

		575,523

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	681	30,777
Antofagasta plc	3,183	40,490
ArcelorMittal (b)	1,503	38,802
BHP Billiton, Ltd.	1,346	27,212
Boliden AB	1,530	51,858
Freeport-McMoRan, Inc. (b)	3,100	43,524
Fresnillo plc	497	9,357
Hitachi Metals, Ltd.	400	5,569
Maruichi Steel Tube, Ltd.	800	23,295
Newmont Mining Corp.	1,642	61,591
Nippon Steel & Sumitomo Metal Corp.	1,200	27,580
Norsk Hydro ASA	6,064	44,095
Nucor Corp.	593	33,232
Randgold Resources, Ltd.	277	27,044
Rio Tinto plc	660	30,723
Voestalpine AG	975	49,724
Wheaton Precious Metals Corp.	1,409	26,876

		571,749

Multi-Utilities—0.4%
AGL Energy, Ltd.	5,336	98,111
Ameren Corp.	966	55,873
Atco, Ltd. - Class I	1,185	43,497
Canadian Utilities, Ltd. - Class A	1,529	47,484
CenterPoint Energy, Inc.	1,509	44,078
Centrica plc	15,926	39,912
CMS Energy Corp.	1,029	47,663
Consolidated Edison, Inc.	637	51,393
Dominion Energy, Inc.	609	46,850
DTE Energy Co.	443	47,560
E.ON SE	5,599	63,369
Engie S.A.	3,139	53,279
Innogy SE (144A)	1,486	66,135

Multi-Utilities—(Continued)
National Grid plc	3,730	46,180
NiSource, Inc.	1,918	49,082
Public Service Enterprise Group, Inc.	1,131	52,309
RWE AG (b)	2,545	57,813
SCANA Corp.	743	36,028
Sempra Energy	423	48,277
Suez	2,981	54,398
Veolia Environnement S.A.	2,395	55,321
WEC Energy Group, Inc.	806	50,601

		1,155,213

Multiline Retail—0.1%
Canadian Tire Corp., Ltd. - Class A	369	45,939
Dollar General Corp.	329	26,665
Dollar Tree, Inc. (b)	182	15,801
Dollarama, Inc.	462	50,553
Harvey Norman Holdings, Ltd.	10,455	31,926
Macy’s, Inc.	578	12,612
Marks & Spencer Group plc	4,126	19,540
Nordstrom, Inc.	387	18,247
Target Corp.	251	14,812

		236,095

Oil, Gas & Consumable Fuels—1.1%
Anadarko Petroleum Corp.	522	25,500
Andeavor	271	27,954
Apache Corp.	509	23,312
BP plc	10,704	68,438
Cabot Oil & Gas Corp.	1,136	30,388
Caltex Australia, Ltd.	3,390	85,613
Canadian Natural Resources, Ltd.	821	27,497
Chesapeake Energy Corp. (b)	5,950	25,585
Chevron Corp.	223	26,202
Cimarex Energy Co.	267	30,350
Concho Resources, Inc. (b)	239	31,481
ConocoPhillips	517	25,876
Devon Energy Corp.	750	27,532
Enagas S.A.	2,419	68,117
Eni S.p.A.	3,981	65,952
EOG Resources, Inc.	272	26,313
EQT Corp.	508	33,142
Exxon Mobil Corp.	297	24,348
Galp Energia SGPS S.A.	5,386	95,521
Hess Corp.	588	27,571
Idemitsu Kosan Co., Ltd.	2,500	70,672
Imperial Oil, Ltd.	926	29,582
Inpex Corp.	8,300	88,459
Inter Pipeline, Ltd.	1,252	25,938
JXTG Holdings, Inc.	19,000	97,983
Kinder Morgan, Inc.	1,283	24,608
Koninklijke Vopak NV	2,824	124,038
Lundin Petroleum AB (b)	3,969	86,909
Marathon Oil Corp.	1,987	26,944
Marathon Petroleum Corp.	385	21,591
Murphy Oil Corp.	1,057	28,074
Neste Oyj	3,388	148,023

BHFTI-297

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Newfield Exploration Co. (b)	796	$23,617
Noble Energy, Inc.	866	24,560
Occidental Petroleum Corp.	418	26,840
Oil Search, Ltd.	10,238	56,452
OMV AG	1,819	106,008
ONEOK, Inc.	538	29,811
Origin Energy, Ltd. (b)	8,213	48,420
Phillips 66	289	26,475
Pioneer Natural Resources Co.	166	24,492
Range Resources Corp.	1,112	21,762
Repsol S.A.	4,799	88,536
Royal Dutch Shell plc - A Shares	1,973	59,456
Royal Dutch Shell plc - B Shares	1,809	55,630
Santos, Ltd. (b)	14,006	44,419
Showa Shell Sekiyu KK	9,400	108,414
Snam S.p.A.	14,773	71,197
Statoil ASA	5,448	109,291
Total S.A.	1,994	107,244
TransCanada Corp.	655	32,373
Valero Energy Corp.	325	25,002
Williams Cos., Inc. (The)	867	26,019
Woodside Petroleum, Ltd.	2,834	64,954

		2,750,485

Paper & Forest Products — 0.0%
Mondi plc	1,233	33,155
Stora Enso Oyj - R Shares	2,814	39,797
UPM-Kymmene Oyj	1,287	34,905

		107,857

Personal Products—0.1%
Beiersdorf AG	469	50,462
Coty, Inc. - Class A	1,709	28,250
Estee Lauder Cos., Inc. (The) - Class A	343	36,989
L’Oreal S.A.	187	39,733
Unilever NV	612	36,234
Unilever plc	621	35,945

		227,613

Pharmaceuticals—0.5%
AstraZeneca plc	648	43,200
Bayer AG	395	53,828
Bristol-Myers Squibb Co.	248	15,808
Daiichi Sankyo Co., Ltd.	1,400	31,599
Eli Lilly & Co.	216	18,477
GlaxoSmithKline plc	2,714	54,141
Hikma Pharmaceuticals plc	2,085	33,862
Johnson & Johnson	142	18,461
Kyowa Hakko Kirin Co., Ltd.	1,600	27,244
Mallinckrodt plc (b)	582	21,749
Merck & Co., Inc.	311	19,913
Merck KGaA	416	46,295
Mitsubishi Tanabe Pharma Corp.	1,600	36,779
Novartis AG	575	49,341
Novo Nordisk A/S - Class B	1,150	55,210

Pharmaceuticals—(Continued)
Orion Oyj - Class B	1,854	86,066
Otsuka Holdings Co., Ltd.	800	31,795
Perrigo Co. plc	177	14,983
Pfizer, Inc.	475	16,957
Recordati S.p.A.	902	41,601
Roche Holding AG	178	45,440
Sanofi	850	84,494
Takeda Pharmaceutical Co., Ltd.	600	33,230
Taro Pharmaceutical Industries, Ltd. (b)	696	78,432
Teva Pharmaceutical Industries, Ltd. (ADR)	2,013	35,429
UCB S.A.	1,456	103,726
Valeant Pharmaceuticals International, Inc. (b)	4,884	69,987
Vifor Pharma AG	370	43,733
Zoetis, Inc.	358	22,826

		1,234,606

Professional Services—0.1%
Equifax, Inc.	97	10,281
Experian plc	1,195	24,007
RELX NV	1,863	39,675
Robert Half International, Inc.	330	16,612
Seek, Ltd.	2,171	28,390
SGS S.A.	12	28,788
Verisk Analytics, Inc. (b)	223	18,551

		166,304

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,000	17,807
Azrieli Group, Ltd.	912	50,637
CapitaLand, Ltd.	11,800	31,211
CBRE Group, Inc. - Class A (b)	282	10,682
City Developments, Ltd.	2,900	24,287
Deutsche Wohnen SE	855	36,309
First Capital Realty, Inc.	1,716	27,065
Mitsubishi Estate Co., Ltd.	1,000	17,401
Swire Pacific, Ltd. - Class A	2,500	24,264
Swiss Prime Site AG (b)	396	35,602
Vonovia SE	784	33,362
Wharf Holdings, Ltd. (The)	3,000	26,738

		335,365

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	32,343
Canadian National Railway Co.	536	44,409
Canadian Pacific Railway, Ltd.	194	32,586
ComfortDelGro Corp., Ltd.	14,400	22,147
CSX Corp.	419	22,735
DSV A/S	507	38,354
J.B. Hunt Transport Services, Inc.	180	19,994
Kansas City Southern	254	27,605
MTR Corp., Ltd.	8,000	46,822
Odakyu Electric Railway Co., Ltd.	1,100	20,886
Ryder System, Inc.	196	16,572
Union Pacific Corp.	205	23,774

		348,227

BHFTI-298

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—0.2%
Analog Devices, Inc.	317	$27,316
ASM Pacific Technology, Ltd.	9,500	137,362
ASML Holding NV	484	82,566
Broadcom, Ltd.	78	18,918
Infineon Technologies AG	2,390	60,082
Microchip Technology, Inc.	301	27,024
NVIDIA Corp.	145	25,922
NXP Semiconductors NV (b)	507	57,337
QUALCOMM, Inc.	319	16,537
Skyworks Solutions, Inc.	165	16,813
STMicroelectronics NV	3,456	67,035
Texas Instruments, Inc.	323	28,954
Xilinx, Inc.	329	23,303

		589,169

Software—0.3%
Activision Blizzard, Inc.	316	20,385
Adobe Systems, Inc. (b)	137	20,438
Autodesk, Inc. (b)	194	21,778
CA, Inc.	808	26,971
Check Point Software Technologies, Ltd. (b)	773	88,138
Constellation Software, Inc.	119	64,923
Dassault Systemes SE	722	73,000
Dell Technologies, Inc. - Class V (b)	73	5,636
Gemalto NV	927	41,420
Intuit, Inc.	166	23,595
Microsoft Corp.	263	19,591
Nice, Ltd.	1,058	85,252
Open Text Corp.	2,232	72,018
Oracle Corp.	419	20,259
Oracle Corp. Japan	500	39,313
Red Hat, Inc. (b)	141	15,631
Sage Group plc (The)	8,689	81,389
SAP SE	680	74,494
Symantec Corp.	778	25,526
Synopsys, Inc. (b)	337	27,139

		846,896

Specialty Retail—0.2%
ABC-Mart, Inc.	300	15,841
Advance Auto Parts, Inc.	122	12,102
AutoNation, Inc. (b)	549	26,056
AutoZone, Inc. (b)	26	15,473
Bed Bath & Beyond, Inc.	376	8,825
Best Buy Co., Inc.	382	21,759
CECONOMY AG	910	10,721
Dufry AG (b)	227	36,097
Foot Locker, Inc.	302	10,636
Gap, Inc. (The)	1,026	30,298
Hennes & Mauritz AB - B Shares	1,557	40,396
Industria de Diseno Textil S.A.	1,927	72,620
Kingfisher plc	5,580	22,323
L Brands, Inc.	251	10,444
Nitori Holdings Co., Ltd.	100	14,305
O’Reilly Automotive, Inc. (b)	47	10,122
Ross Stores, Inc.	286	18,467

Specialty Retail—(Continued)
Shimamura Co., Ltd.	100	12,017
Signet Jewelers, Ltd.	399	26,553
Tiffany & Co.	185	16,979
TJX Cos., Inc. (The)	169	12,460
Tractor Supply Co.	426	26,961
Ulta Salon Cosmetics & Fragrance, Inc. (b)	45	10,173
USS Co., Ltd.	1,200	24,219

		505,847

Technology Hardware, Storage & Peripherals—0.1%
Blackberry, Ltd. (b)	4,583	51,239
Canon, Inc.	800	27,344
FUJIFILM Holdings Corp.	700	27,291
HP, Inc.	794	15,848
NetApp, Inc.	561	24,550
Western Digital Corp.	248	21,427

		167,699

Textiles, Apparel & Luxury Goods—0.2%
adidas AG	88	19,906
Christian Dior SE	69	22,099
Cie Financiere Richemont S.A.	404	36,923
Coach, Inc.	387	15,588
Gildan Activewear, Inc.	1,420	44,373
Li & Fung, Ltd.	64,000	32,133
Luxottica Group S.p.A.	868	48,578
Michael Kors Holdings, Ltd. (b)	796	38,089
NIKE, Inc. - Class B	289	14,985
Pandora A/S	764	75,414
Ralph Lauren Corp.	395	34,875
Swatch Group AG (The)	556	44,345
Swatch Group AG (The) - Bearer Shares	89	37,021
Under Armour, Inc. - Class A (b)	1,239	20,419
Under Armour, Inc. - Class C (b)	825	12,392
VF Corp.	341	21,677
Yue Yuen Industrial Holdings, Ltd.	9,500	36,219

		555,036

Tobacco—0.0%
Altria Group, Inc.	392	24,861
British American Tobacco plc (ADR)	229	14,301
Imperial Brands plc	527	22,488
Philip Morris International, Inc.	220	24,422
Swedish Match AB	1,193	41,881

		127,953

Trading Companies & Distributors—0.1%
AerCap Holdings NV (b)	452	23,102
Brenntag AG	505	28,142
Fastenal Co.	280	12,762
Ferguson plc	425	27,887
Finning International, Inc.	1,449	33,131
Marubeni Corp.	3,900	26,656
WW Grainger, Inc.	91	16,357

		168,037

BHFTI-299

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.1%
Aena SME S.A. (144A)	150	$27,115
Aeroports de Paris	168	27,166
Atlantia S.p.A.	1,323	41,768
Auckland International Airport, Ltd.	10,634	49,492
Fraport AG Frankfurt Airport Services Worldwide	407	38,661
Hutchison Port Holdings Trust - Class U	68,300	29,370
SATS, Ltd.	7,500	25,536
Sydney Airport	6,700	37,505
Transurban Group	4,862	45,469

		322,082

Water Utilities—0.1%
American Water Works Co., Inc.	434	35,115
Severn Trent plc	1,768	51,488
United Utilities Group plc	4,461	51,085

		137,688

Wireless Telecommunication Services—0.2%
KDDI Corp.	2,200	58,041
Millicom International Cellular S.A.	880	58,165
NTT DoCoMo, Inc.	3,200	73,143
Rogers Communications, Inc. - Class B	1,209	62,342
SoftBank Group Corp.	600	48,498
StarHub, Ltd.	38,000	72,940
Tele2 AB - B Shares	5,534	63,383
Vodafone Group plc	24,408	68,368

		504,880

Total Common Stocks (Cost $30,051,713)		33,440,595

U.S. Treasury & Government Agencies—8.5%

U.S. Treasury—8.5%
U.S. Treasury Inflation Indexed Bonds 3.875%, 04/15/29 (a)	6,283,833	8,547,511
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18 (a)	2,012,043	2,012,829
0.125%, 01/15/23 (a)	2,099,830	2,094,535
0.250%, 01/15/25 (a)	5,870,337	5,812,104
0.375%, 07/15/25 (a)	3,303,200	3,303,606

Total U.S. Treasury & Government Agencies (Cost $21,432,133)		21,770,585

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	344	30,648

Household Products—0.0%
Henkel AG & Co. KGaA	304	41,382

Total Preferred Stocks (Cost $62,762)		72,030

Short-Term Investments—33.5%

Mutual Funds—8.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.918% (c)	12,052,106	12,052,106
UBS Select Treasury Institutional Fund, Institutional Class, 0.850% (c)	8,540,103	8,540,103

		20,592,209

Repurchase Agreement—13.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $34,495,019 on 10/02/17, collateralized by $34,885,000 U.S. Treasury Note at 1.750% due 12/31/20 with a value of $35,186,825.	34,494,675	34,494,675

U.S. Treasury—12.1%
U.S. Treasury Bills 0.954%, 10/12/17 (d)	20,000,000	19,994,865
1.036%, 12/07/17 (d) (e)	11,300,000	11,279,593

		31,274,458

Total Short-Term Investments (Cost $86,358,845)		86,361,342

Total Investments—87.2% (Cost $217,289,576)		224,393,571
Other assets and liabilities (net)—12.8%		32,910,185

Net Assets—100.0%		$257,303,756

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2017.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $11,279,593.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $6,567,523, which is 2.6% of net assets
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound

BHFTI-300

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	2,200,000	State Street Bank and Trust	10/30/17	$1,734,892	$9,747
CAD	2,500,000	Barclays Bank plc	10/30/17	2,021,708	17,707
CHF	1,100,000	Bank of New York	10/30/17	1,133,578	(4,383)
EUR	19,435,000	Barclays Bank plc	10/25/17	23,356,921	359,730
EUR	6,500,000	State Street Bank and Trust	10/30/17	7,678,131	(15,269)
EUR	14,982	State Street Bank and Trust	10/30/17	17,723	(9)
GBP	13,590,000	Barclays Bank plc	10/25/17	18,437,196	213,509
GBP	1,400,000	Barclays Bank plc	10/30/17	1,883,717	6,068
HKD	9,400,000	State Street Bank and Trust	10/30/17	1,204,402	247
JPY	311,700,000	State Street Bank and Trust	10/30/17	2,784,214	10,812

Net Unrealized Appreciation					$598,159

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	12/18/17	76	USD	3,989,050	$766
Amsterdam Index Futures	10/20/17	14	EUR	1,776,774	35,013
Australian 10 Year Treasury Bond Futures	12/15/17	321	AUD	31,988,171	(546,767)
Bloomberg Commodity Index Futures	12/20/17	755	USD	6,387,300	(46,331)
Brent Crude Oil Futures	10/31/17	48	USD	2,725,920	209,449
Canada Government Bond 10 Year Futures	12/18/17	277	CAD	30,036,546	(590,182)
Cattle Feeder Futures	10/26/17	10	USD	761,125	47,993
Cattle Feeder Futures	11/16/17	27	USD	2,079,000	58,112
Cocoa Futures	12/13/17	97	USD	1,981,710	7,130
Coffee “C” Futures	12/18/17	17	USD	816,319	(69,691)
Copper Futures	12/27/17	36	USD	2,659,500	33,206
Corn Futures	12/14/17	73	USD	1,296,663	(136,372)
Corn Futures	03/14/18	47	USD	864,213	(35,468)
Cotton No. 2 Futures	12/06/17	71	USD	2,429,975	(185,739)
DAX Index Futures	12/15/17	6	EUR	2,268,894	47,408
Euro-BTP Futures	12/07/17	164	EUR	26,159,521	(66,164)
Euro-Bobl Futures	12/07/17	86	EUR	13,333,585	(37,745)
Euro-Bund Futures	12/07/17	42	EUR	7,992,507	(50,700)
Euro-Buxl 30 Year Bond Futures	12/07/17	29	EUR	5,595,755	(76,137)
FTSE 100 Index Futures	12/15/17	24	GBP	2,357,166	(12,076)
Gasoline RBOB Futures	10/31/17	37	USD	2,472,414	156,682
Gold 100 oz. Futures	12/27/17	55	USD	7,066,400	110,140
Goldman Sachs Commodity Index Futures	10/16/17	53	USD	5,288,075	132,953
Hang Seng Index Futures	10/30/17	12	HKD	2,113,395	13,211
IBEX 35 Index Futures	10/20/17	8	EUR	976,817	1,343
Interest Rate Swap 10 Year Futures	12/18/17	308	USD	31,242,750	(753,876)
Interest Rate Swap 5 Year Futures	12/18/17	660	USD	66,598,125	(898,722)
Japanese Government 10 Year Bond Mini Futures	12/12/17	401	JPY	53,590,207	(237,411)

BHFTI-301

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Lean Hogs Futures	12/14/17	20	USD	479,600	$(27,397)
Lean Hogs Futures	02/14/18	56	USD	1,457,120	10,351
Live Cattle Futures	12/29/17	95	USD	4,379,500	193,008
Live Cattle Futures	02/28/18	15	USD	711,750	16,474
Low Sulphur Gas Oil Futures	12/12/17	32	USD	1,708,000	174,938
MSCI Emerging Markets Index Mini Futures	12/15/17	530	USD	28,866,450	(483,450)
Natural Gas Futures	10/27/17	69	USD	2,074,830	(50,936)
New York Harbor ULSD Futures	11/30/17	19	USD	1,441,348	133,840
Nickel Futures	11/13/17	28	USD	1,757,028	(224,099)
OMX Stockholm 30 Index Futures	10/20/17	79	SEK	1,587,536	58,535
Russell 2000 Index Mini Futures	12/15/17	376	USD	28,066,520	1,642,700
S&P 500 Index E-Mini Futures	12/15/17	175	USD	22,015,875	265,125
S&P TSX 60 Index Futures	12/14/17	19	CAD	2,797,884	125,409
SPI 200 Index Futures	12/21/17	25	AUD	2,778,736	(15,772)
Silver Futures	12/27/17	39	USD	3,251,820	(10,830)
Soybean Futures	11/14/17	23	USD	1,113,488	5,681
Soybean Meal Futures	12/14/17	27	USD	852,660	29,485
Soybean Oil Futures	12/14/17	114	USD	2,244,888	(42,024)
TOPIX Index Futures	12/07/17	20	JPY	2,977,116	118,551
U.S. Treasury Long Bond Futures	12/19/17	87	USD	13,294,688	(180,072)
U.S. Treasury Note 2 Year Futures	12/29/17	351	USD	75,711,797	(212,235)
United Kingdom Long Gilt Bond Futures	12/27/17	133	GBP	22,077,883	(553,535)
Wheat Futures	12/14/17	86	USD	1,927,475	(171,249)
Zinc Futures	12/18/17	35	USD	2,770,250	38,306

Futures Contracts—Short
Zinc Futures	12/18/17	(1)	USD	(79,150)	444

Net Unrealized Depreciation					$(2,048,727)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	2.000%	Quarterly	12/20/19	USD	111,394,000	$412,481	$696,747	$(284,266)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

BHFTI-302

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Fund*	$41,902,543	$—	$—	$41,902,543
Total Foreign Government*	—	40,846,476	—	40,846,476
Common Stocks
Aerospace & Defense	281,685	177,998	—	459,683
Air Freight & Logistics	56,956	55,160	—	112,116
Airlines	143,581	52,302	—	195,883
Auto Components	114,988	83,955	—	198,943
Automobiles	17,969	126,491	—	144,460
Banks	330,634	728,385	—	1,059,019
Beverages	223,058	482,584	—	705,642
Biotechnology	111,282	205,395	—	316,677
Building Products	28,121	—	—	28,121
Capital Markets	192,688	68,864	—	261,552
Chemicals	617,070	1,245,561	—	1,862,631
Commercial Services & Supplies	95,097	54,492	—	149,589
Communications Equipment	92,423	163,369	—	255,792
Construction & Engineering	44,919	21,755	—	66,674
Construction Materials	66,563	152,080	—	218,643
Consumer Finance	25,283	—	—	25,283
Containers & Packaging	203,528	42,406	—	245,934
Distributors	27,945	40,648	—	68,593
Diversified Consumer Services	15,252	18,055	—	33,307
Diversified Financial Services	35,423	99,363	—	134,786
Diversified Telecommunication Services	1,113,242	1,786,348	—	2,899,590
Electric Utilities	810,171	1,273,461	—	2,083,632
Electrical Equipment	107,206	63,182	—	170,388
Electronic Equipment, Instruments & Components	87,046	245,615	—	332,661
Energy Equipment & Services	209,717	178,740	—	388,457
Equity Real Estate Investment Trusts	383,409	198,829	—	582,238
Food & Staples Retailing	444,079	485,633	—	929,712
Food Products	507,069	795,896	—	1,302,965
Gas Utilities	—	270,970	—	270,970
Health Care Equipment & Supplies	272,625	481,037	—	753,662
Health Care Providers & Services	348,430	475,295	—	823,725
Health Care Technology	20,968	—	—	20,968
Hotels, Restaurants & Leisure	158,879	529,373	—	688,252

BHFTI-303

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Durables	$41,276	$137,881	$—	$179,157
Household Products	139,586	113,498	—	253,084
Independent Power and Renewable Electricity Producers	88,949	96,648	—	185,597
Industrial Conglomerates	57,744	211,357	—	269,101
Insurance	256,985	655,169	—	912,154
Internet & Direct Marketing Retail	42,383	—	—	42,383
Internet Software & Services	69,561	154,086	—	223,647
IT Services	335,667	546,130	—	881,797
Leisure Products	30,454	22,347	—	52,801
Life Sciences Tools & Services	104,457	155,048	—	259,505
Machinery	173,669	491,396	—	665,065
Marine	—	91,432	—	91,432
Media	223,206	352,317	—	575,523
Metals & Mining	196,000	375,749	—	571,749
Multi-Utilities	620,695	534,518	—	1,155,213
Multiline Retail	184,629	51,466	—	236,095
Oil, Gas & Consumable Fuels	830,739	1,919,746	—	2,750,485
Paper & Forest Products	—	107,857	—	107,857
Personal Products	65,239	162,374	—	227,613
Pharmaceuticals	333,022	901,584	—	1,234,606
Professional Services	45,444	120,860	—	166,304
Real Estate Management & Development	37,747	297,618	—	335,365
Road & Rail	187,675	160,552	—	348,227
Semiconductors & Semiconductor Equipment	242,124	347,045	—	589,169
Software	452,028	394,868	—	846,896
Specialty Retail	257,308	248,539	—	505,847
Technology Hardware, Storage & Peripherals	113,064	54,635	—	167,699
Textiles, Apparel & Luxury Goods	202,398	352,638	—	555,036
Tobacco	63,584	64,369	—	127,953
Trading Companies & Distributors	85,352	82,685	—	168,037
Transportation Infrastructure	—	322,082	—	322,082
Water Utilities	35,115	102,573	—	137,688
Wireless Telecommunication Services	62,342	442,538	—	504,880
Total Common Stocks	12,765,748	20,674,847	—	33,440,595
Total U.S. Treasury & Government Agencies*	—	21,770,585	—	21,770,585
Total Preferred Stocks*	—	72,030	—	72,030
Short-Term Investments
Mutual Funds	20,592,209	—	—	20,592,209
Repurchase Agreement	—	34,494,675	—	34,494,675
U.S. Treasury	—	31,274,458	—	31,274,458
Total Short-Term Investments	20,592,209	65,769,133	—	86,361,342
Total Investments	$75,260,500	$149,133,071	$—	$224,393,571

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$617,820	$—	$617,820
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(19,661)	—	(19,661)
Total Forward Contracts	$—	$598,159	$—	$598,159
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,666,253	$—	$—	$3,666,253
Futures Contracts (Unrealized Depreciation)	(5,714,980)	—	—	(5,714,980)
Total Futures Contracts	$(2,048,727)	$—	$—	$(2,048,727)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(284,266)	$—	$(284,266)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-304

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—118.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—4.0%
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	1,000,000	$1,001,719
3.500%, TBA (a)	85,400,000	87,874,759
Fannie Mae ARM Pool 2.030%, 12M MTA + 1.200%, 07/01/44 (b)	13,514	13,748
2.030%, 12M MTA + 1.200%, 09/01/44 (b)	26,421	26,882
3.229%, 1Y CMT + 2.360%, 11/01/34 (b)	566,920	601,548
Fannie Mae REMICS (CMO) 1.297%, 1M LIBOR + 0.060%, 07/25/37 (b)	454,356	445,899
1.338%, 1M LIBOR + 0.060%, 12/25/36 (b)	50,087	49,265
1.387%, 1M LIBOR + 0.150%, 08/25/34 (b)	58,704	58,139
1.587%, 1M LIBOR + 0.350%, 07/25/37 (b)	9,862	9,851
1.617%, 1M LIBOR + 0.380%, 07/25/37 (b)	88,861	89,332
1.917%, 1M LIBOR + 0.680%, 02/25/41 (b)	1,643,473	1,670,777
3.288%, 05/25/35 (b)	320,351	337,655
Fannie Mae Whole Loan (CMO) 1.587%, 1M LIBOR + 0.350%, 05/25/42 (b)	51,612	51,900
Freddie Mac ARM Non-Gold Pool 2.859%, 1Y CMT + 2.252%, 01/01/34 (b)	78,519	82,967
Freddie Mac REMICS (CMO) 1.384%, 1M LIBOR + 0.150%, 10/15/20 (b)	55,003	54,980
1.464%, 1M LIBOR + 0.230%, 02/15/19 (b)	38,745	38,744
1.684%, 1M LIBOR + 0.450%, 08/15/33 (b)	709,083	709,942
Freddie Mac Strips (CMO) 1.684%, 1M LIBOR + 0.450%, 09/15/42 (b)	6,901,940	6,911,998
Freddie Mac Structured Pass-Through Securities (CMO) 1.497%, 1M LIBOR + 0.260%, 08/25/31 (b)	43,148	42,362
2.030%, 12M MTA + 1.200%, 10/25/44 (b)	2,398,882	2,437,790
2.030%, 12M MTA + 1.200%, 02/25/45 (b)	725,644	732,607
Government National Mortgage Association (CMO) 2.061%, 1M USD LIBOR + 0.830%, 08/20/66 (b)	290,233	292,917
2.550%, 12M USD LIBOR + 0.750%, 04/20/67 (b)	3,493,660	3,605,165

		107,140,946

U.S. Treasury—114.6%
U.S. Treasury Bonds 3.000%, 05/15/47 (c)	21,270,000	21,886,498
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (c) (d) (e)	9,657,369	9,024,225
0.750%, 02/15/42 (c) (d)	28,521,142	27,554,121
0.750%, 02/15/45 (c) (d)	23,913,330	22,806,783
0.875%, 02/15/47 (c) (d) (e)	23,348,017	23,008,683
1.000%, 02/15/46 (c) (d)	71,190,237	72,221,791
1.375%, 02/15/44 (c) (d)	82,662,782	91,201,143
1.750%, 01/15/28 (c) (d)	103,987,246	116,410,265
2.000%, 01/15/26 (c) (d)	19,555,133	21,992,238
2.125%, 02/15/40 (c) (d)	41,005,912	51,599,734
2.125%, 02/15/41 (c) (d)	12,040,968	15,234,447
2.375%, 01/15/25 (c) (d)	226,457,322	258,710,343
2.375%, 01/15/27 (c) (d)	24,329,762	28,442,386
2.500%, 01/15/29 (c) (d)	136,427,396	164,689,279
3.625%, 04/15/28 (c) (d) (e)	69,632,485	91,141,209
3.875%, 04/15/29 (c) (d)	52,036,491	70,782,029
0.125%, 04/15/18 (c) (d)	22,423,265	22,432,024
0.125%, 04/15/19 (c) (d)	44,871,012	45,038,023
0.125%, 04/15/20 (c) (d) (f) (g)	106,649,599	107,172,743
0.125%, 04/15/21 (c) (d) (e) (f) (g)	231,187,259	231,909,719
0.125%, 01/15/22 (c) (d) (e) (f)	7,170,677	7,193,136
0.125%, 04/15/22 (c) (d)	698,814	698,767
0.125%, 07/15/22 (c) (d)	193,539,878	194,468,035
0.125%, 01/15/23 (c) (d)	274,722,511	274,029,864
0.125%, 07/15/24 (c) (d)	49,755,883	49,255,057
0.125%, 07/15/26 (c) (d)	22,225,882	21,612,619
0.250%, 01/15/25 (c) (d)	83,127,054	82,302,453
0.375%, 07/15/23 (c) (d)	192,534,444	195,049,676
0.375%, 07/15/25 (c) (d)	32,173,635	32,177,579
0.375%, 01/15/27 (c) (d) (e)	1,520,070	1,501,745
0.375%, 07/15/27 (c) (d)	26,623,408	26,368,311
0.625%, 07/15/21 (c) (d) (e) (f)	24,856,228	25,547,679
0.625%, 01/15/24 (c) (d)	74,308,014	75,877,666
0.625%, 01/15/26 (c) (d)	110,375,784	111,868,304
1.250%, 07/15/20 (c) (d)	69,040,357	71,947,426
1.375%, 07/15/18 (d) (e) (f)	1,180,598	1,199,659
1.375%, 01/15/20 (c) (d)	30,286,350	31,371,625
1.625%, 01/15/18 (c) (d)	23,364,112	23,515,918
1.875%, 07/15/19 (c) (d) (f) (g)	16,396,172	17,080,661
U.S. Treasury Notes 1.875%, 02/28/22 (c) (e) (f)	105,600,000	105,633,000
1.875%, 04/30/22 (c) (e)	200,000	199,820
1.875%, 07/31/22 (c) (e)	3,800,000	3,791,688
1.875%, 08/31/24 (c)	44,700,000	43,903,781
2.000%, 11/15/26 (c)	1,400,000	1,364,289
2.125%, 05/15/25 (c) (e) (g)	26,700,000	26,526,867
2.250%, 08/15/27 (c)	12,900,000	12,812,320
2.750%, 02/15/24 (c)	101,800,000	105,728,844

		3,036,284,472

Total U.S. Treasury & Government Agencies (Cost $3,230,752,953)		3,143,425,418

BHFTI-305

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—9.5%

Security Description	Principal Amount*	Value

Banks—0.1%
Development Bank of Japan, Inc. 2.125%, 09/01/22 (144A)	2,400,000	$2,375,854

Sovereign—9.4%
Argentina POM Politica Monetaria 26.250%, 06/21/20 (ARS) (b)	49,700,000	3,056,187
Argentine Republic Government International Bond 6.875%, 01/26/27	7,600,000	8,211,800
Australia Government Bond 3.000%, 09/20/25 (AUD) (d)	5,100,000	5,537,648
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/18 (BRL)	214,200,000	66,455,801
Zero Coupon, 07/01/18 (BRL)	209,100,000	62,772,980
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (d)	7,126,848	7,631,767
Italy Buoni Poliennali Del Tesoro 0.100%, 05/15/22 (144A) (EUR) (d)	4,180,770	5,012,408
1.650%, 04/23/20 (EUR) (d)	1,201,272	1,500,660
Japan Bank for International Cooperation 2.375%, 07/21/22	1,200,000	1,204,784
Japanese Government CPI Linked Bonds 0.100%, 03/10/24 (JPY) (d)	174,590,000	1,605,095
0.100%, 03/10/27 (JPY) (d)	2,357,849,000	21,865,500
Mexican Bonos 7.750%, 05/29/31 (MXN)	120,200,000	6,995,759
New Zealand Government Bonds 2.500%, 09/20/35 (NZD) (d)	1,545,150	1,201,631
3.000%, 09/20/30 (NZD) (d)	11,600,000	9,793,673
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/26 (GBP) (d)	21,979,409	34,515,261
0.125%, 03/22/44 (GBP) (d)	39,397	80,323
0.125%, 03/22/46 (GBP) (d)	2,609,301	5,468,257
0.125%, 11/22/56 (GBP) (d)	1,391,787	3,436,064
0.125%, 11/22/65 (GBP) (d)	1,013,213	2,935,086

		249,280,684

Total Foreign Government (Cost $246,705,064)		251,656,538

Corporate Bonds & Notes—7.6%

Agriculture—0.2%
BAT Capital Corp. 1.905%, 08/14/20 (144A) (b)	4,000,000	4,007,185
BAT International Finance plc 2.750%, 06/15/20 (144A)	100,000	101,556
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	200,000	203,035
Japan Tobacco, Inc. 2.100%, 07/23/18 (144A)	100,000	100,272

		4,412,048

Auto Manufacturers—0.3%
American Honda Finance Corp. 1.669%, 11/05/21 (b)	2,200,000	2,204,136
Ford Motor Credit Co. LLC 2.943%, 01/08/19	100,000	101,126
5.000%, 05/15/18	2,000,000	2,039,777
General Motors Financial Co., Inc. 2.350%, 10/04/19	200,000	200,669
2.569%, 3M USD LIBOR + 1.270%, 10/04/19 (b)	100,000	101,533
3.100%, 01/15/19	500,000	507,054
Volkswagen Group of America Finance LLC 1.785%, 3M USD LIBOR + 0.470%, 05/22/18 (144A) (b)	1,200,000	1,200,779
2.125%, 05/23/19 (144A)	1,400,000	1,400,588
2.450%, 11/20/19 (144A)	500,000	503,044

		8,258,706

Banks—3.6%
Bank of America N.A. 1.750%, 06/05/18	15,300,000	15,316,282
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	4,800,000	5,304,000
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,850,497
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	12,256,402
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	4,900,000	4,886,609
Goldman Sachs Group, Inc. (The) 2.520%, 3M USD LIBOR + 1.200%, 09/15/20 (b)	10,000,000	10,189,353
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,340,138
JPMorgan Chase & Co. 7.900%, 3M USD LIBOR + 3.470%, 04/30/18 (b)	900,000	927,000
KBC Bank NV 8.000%, 5Y USD Swap + 7.097%, 01/25/23 (b)	400,000	406,766
Macquarie Bank, Ltd. 1.685%, 1M USD LIBOR + 0.500%, 04/04/19 (144A) (b)	5,300,000	5,299,576
Mitsubishi UFJ Financial Group, Inc. 3.196%, 3M USD LIBOR + 1.880%, 03/01/21 (b)	4,100,000	4,265,729
Nykredit Realkredit A/S 2.000%, 10/01/17 (DKK)	31,400,000	4,984,697
2.500%, 10/01/47 (DKK)	16,359,634	2,690,554
Realkredit Danmark A/S 1.000%, 04/01/18 (DKK)	4,100,000	655,661
2.500%, 10/01/47 (DKK)	14,364,044	2,359,502
Santander Holdings USA, Inc. 2.767%, 3M USD LIBOR + 1.450%, 11/24/17 (b)	500,000	500,990

BHFTI-306

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS AG 1.637%, 3M USD LIBOR + 0.320%, 12/07/18 (144A) (b)	6,800,000	$6,810,044
1.897%, 3M USD LIBOR + 0.580%, 06/08/20 (144A) (b)	7,100,000	7,126,625

		94,170,425

Commercial Services—0.0%
ERAC USA Finance LLC 2.800%, 11/01/18 (144A)	100,000	100,815
5.250%, 10/01/20 (144A)	100,000	108,143

		208,958

Computers—0.1%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	300,000	305,957
Hewlett Packard Enterprise Co. 2.450%, 10/05/17	1,133,000	1,133,053

		1,439,010

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 05/15/19	1,100,000	1,125,597
4.625%, 10/30/20	400,000	425,677
Air Lease Corp. 4.750%, 03/01/20	100,000	105,796
Ally Financial, Inc. 3.250%, 02/13/18	15,200,000	15,310,960
3.750%, 11/18/19	200,000	204,400
BRFkredit A/S 2.000%, 10/01/17 (DKK)	13,500,000	2,144,324
2.500%, 10/01/47 (DKK)	906,213	149,038
4.000%, 01/01/18 (DKK)	7,000,000	1,123,777
International Lease Finance Corp. 5.875%, 04/01/19	300,000	316,020
6.250%, 05/15/19	800,000	850,308
8.250%, 12/15/20	900,000	1,051,663
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	100,000	100,231
Navient Corp. 4.875%, 06/17/19	200,000	207,000
5.500%, 01/15/19	1,400,000	1,446,732
Nordea Kredit Realkreditaktieselskab 1.000%, 10/01/17 (DKK)	10,500,000	1,666,766
2.000%, 10/01/17 (DKK)	20,700,000	3,286,090
2.000%, 01/01/18 (DKK)	500,000	79,802
2.500%, 10/01/47 (DKK)	2,704,618	445,239
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	100,000	103,750
Springleaf Finance Corp. 8.250%, 12/15/20	100,000	113,000

Diversified Financial Services—(Continued)
Synchrony Financial 2.711%, 3M USD LIBOR + 1.400%, 11/09/17 (b)	800,000	800,831

		31,057,001

Electric—0.0%
Iberdrola Finance Ireland, Ltd. 5.000%, 09/11/19 (144A)	100,000	105,233

Home Builders—0.0%
DR Horton, Inc. 3.750%, 03/01/19	100,000	101,876

Machinery-Diversified—0.3%
John Deere Capital Corp. 1.613%, 3M USD LIBOR + 0.290%, 06/22/20 (b)	8,800,000	8,814,432

Media—0.0%
Sky plc 2.625%, 09/16/19 (144A) (h)	100,000	100,680
Time Warner Cable LLC 5.000%, 02/01/20	200,000	211,448
8.250%, 04/01/19	100,000	108,727

		420,855

Oil & Gas—0.6%
Petrobras Global Finance B.V. 4.375%, 05/20/23	300,000	296,550
5.299%, 01/27/25 (144A) (h)	5,418,000	5,409,873
5.999%, 01/27/28 (144A)	2,918,000	2,915,811
6.125%, 01/17/22	5,000,000	5,375,000
6.250%, 03/17/24	500,000	534,250
6.250%, 12/14/26 (GBP)	400,000	565,369
8.375%, 12/10/18	900,000	959,157

		16,056,010

Pharmaceuticals—0.0%
EMD Finance LLC 2.400%, 03/19/20 (144A)	100,000	100,785
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	100,000	98,671

		199,456

Pipelines—0.6%
Enable Midstream Partners L.P. 2.400%, 05/15/19	100,000	99,705
Enbridge, Inc. 2.020%, 3M USD LIBOR + 0.700%, 06/15/20 (b)	6,600,000	6,653,562
Kinder Morgan Energy Partners L.P. 9.000%, 02/01/19	100,000	108,634
Kinder Morgan, Inc. 7.250%, 06/01/18	300,000	310,566

BHFTI-307

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	100,000	$99,797
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.750%, 09/01/20	100,000	107,602
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	100,000	108,227
Spectra Energy Partners L.P. 2.016%, 3M USD LIBOR + 0.700%, 06/05/20 (b)	6,800,000	6,855,616
TransCanada PipeLines, Ltd. 3.800%, 10/01/20	600,000	627,259

		14,970,968

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	128,555

Real Estate Investment Trusts—0.2%
American Tower Corp. 2.800%, 06/01/20	300,000	304,546
Unibail-Rodamco SE 2.074%, 3M USD LIBOR + 0.770%, 04/16/19 (b)	5,800,000	5,832,428

		6,136,974

Software—0.0%
VMware, Inc. 2.300%, 08/21/20	400,000	401,171
2.950%, 08/21/22	300,000	301,792
3.900%, 08/21/27	300,000	303,266

		1,006,229

Telecommunications—0.5%
AT&T, Inc. 1.954%, 3M USD LIBOR + 0.650%, 01/15/20 (b)	4,500,000	4,521,600
2.254%, 3M USD LIBOR + 0.950%, 07/15/21 (b)	6,400,000	6,480,609
5.150%, 02/14/50	2,200,000	2,210,713
5.300%, 08/14/58	700,000	707,599
Deutsche Telekom International Finance B.V. 1.500%, 09/19/19 (144A)	100,000	98,973
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	100,000	101,500
Telefonica Emisiones S.A.U. 5.877%, 07/15/19	400,000	426,342

		14,547,336

Transportation—0.0%
AP Moeller - Maersk A/S 2.550%, 09/22/19 (144A)	100,000	100,563

Transportation—(Continued)
Ryder System, Inc. 2.450%, 09/03/19	100,000	100,718

		201,281

Total Corporate Bonds & Notes (Cost $198,422,409)		202,235,353

Asset-Backed Securities—5.5%

Asset-Backed - Home Equity—0.5%
Bear Stearns Asset-Backed Securities Trust 1.737%, 1M USD LIBOR + 0.500%, 12/25/35 (b)	600,000	597,870
Citigroup Mortgage Loan Trust, Inc. 1.382%, 1M USD LIBOR + 0.145%, 09/25/36 (144A) (b)	2,783,259	2,715,486
1.697%, 1M USD LIBOR + 0.460%, 10/25/35 (b)	3,700,000	3,347,754
First NLC Trust 1.307%, 1M USD LIBOR + 0.070%, 08/25/37 (144A) (b)	1,183,369	752,043
HSI Asset Securitization Corp. Trust 1.287%, 1M USD LIBOR + 0.050%, 10/25/36 (b)	6,304	3,488
Master Asset-Backed Securities Trust 1.737%, 1M USD LIBOR + 0.500%, 10/25/35 (b)	171,759	155,868
Morgan Stanley ABS Capital, Inc. Trust 1.897%, 1M USD LIBOR + 0.660%, 01/25/35 (b)	736,006	708,761
Nomura Home Equity Loan, Inc 1.527%, 1M USD LIBOR + 0.290%, 03/25/36 (b)	3,000,000	2,639,262
NovaStar Mortgage Funding Trust 1.707%, 1M LIBOR + 0.705%, 01/25/36 (b)	2,000,000	1,978,802
Soundview Home Loan Trust 1.297%, 1M USD LIBOR + 0.060%, 11/25/36 (144A) (b)	51,819	22,317

		12,921,651

Asset-Backed - Other—4.3%
Adagio CLO 0.660%, 10/15/29 (144A) (EUR) (b) (h)	300,000	354,570
1.100%, 10/15/29 (EUR) (h)	250,000	295,475
Alpstar CLO 2 plc 0.080%, 6M EURIBOR + 0.330%, 05/15/24 (144A) (EUR) (b)	350,656	414,413
Amortizing Residential Collateral Trust 2.362%, 1M USD LIBOR + 1.125%, 08/25/32 (b)	1,071,595	1,060,914
Atlas Senior Loan Fund II, Ltd. 2.541%, 3M USD LIBOR + 1.230%, 01/30/24 (144A) (b)	1,523,009	1,525,023

BHFTI-308

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Avery Point CLO, Ltd. 2.414%, 3M USD LIBOR + 1.100%, 04/25/26 (144A) (b)	8,100,000	$8,136,175
Bayview Opportunity Master Fund Trust 3.475%, 04/28/32 (144A) (b)	615,842	619,627
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 09/21/29 (144A) (EUR) (b)	300,000	354,597
CIT Mortgage Loan Trust 2.587%, 1M LIBOR + 1.350%, 10/25/37 (144A) (b)	5,594,839	5,622,766
Credit-Based Asset Servicing and Securitization LLC 1.354%, 1M LIBOR + 0.120%, 07/25/37 (144A) (b)	120,363	78,571
CSAB Mortgage-Backed Trust 5.720%, 09/25/36	633,089	389,928
CVP Cascade CLO-1, Ltd. 2.454%, 3M USD LIBOR + 1.150%, 01/16/26 (144A) (b)	1,200,000	1,203,607
CWABS Asset-Backed Certificates Trust 1.767%, 1M USD LIBOR + 0.530%, 02/25/36 (b)	4,900,000	4,850,633
Eaton Vance CDO X plc 1.615%, 3M USD LIBOR + 0.300%, 02/22/27 (b) (i)	162,535	162,249
Equity One Mortgage Pass-Through Trust 1.837%, 1M USD LIBOR + 0.600%, 04/25/34 (b)	105,833	93,249
Finn Square CLO, Ltd. 2.538%, 3M USD LIBOR + 1.210%, 12/24/23 (144A) (b)	565,503	567,361
First Franklin Mortgage Loan Trust 1.547%, 1M USD LIBOR + 0.310%, 07/25/36 (b)	3,300,000	3,116,683
Flagship, Ltd. 2.427%, 3M USD LIBOR + 1.120%, 01/20/26 (144A) (b)	5,600,000	5,612,706
Fortress Credit BSL, Ltd. 2.456%, 3M USD LIBOR + 1.150%, 10/19/25 (144A) (b)	3,600,000	3,603,276
GSAMP Trust 1.972%, 1M USD LIBOR + 0.735%, 09/25/35 (b)	336,497	317,682
Hildebe CLO, Ltd. 2.486%, 3M USD LIBOR + 1.180%, 07/19/26 (144A) (b)	13,500,000	13,542,080
HSI Asset Securitization Corp. Trust 1.397%, 1M USD LIBOR + 0.160%, 05/25/37 (b)	508,380	499,111
Jamestown CLO, Ltd. 2.524%, 3M USD LIBOR + 1.220%, 01/17/27 (144A) (b)	6,800,000	6,815,898
Jubilee CLO B.V. Zero Coupon, 07/12/28 (144A) (EUR) (b)	1,300,000	1,536,470

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust 1.467%, 1M USD LIBOR + 0.230%, 01/25/46 (b)	489,324	489,377
1.972%, 1M USD LIBOR + 0.735%, 08/25/35 (b)	823,014	823,098
Morgan Stanley ABS Capital, Inc. Trust 2.212%, 1M USD LIBOR + 0.975%, 07/25/34 (b)	87,894	86,789
Morgan Stanley IXIS Real Estate Capital Trust 1.287%, 1M USD LIBOR + 0.050%, 11/25/36 (b)	690	355
OHA Credit Partners, Ltd. 2.317%, 3M USD LIBOR + 1.010%, 10/20/25 (144A) (b)	6,700,000	6,708,362
OneMain Financial Issuance Trust 2.470%, 09/18/24 (144A)	1,979,359	1,981,618
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.727%, 1M USD LIBOR + 0.490%, 09/25/35 (b)	200,000	198,959
2.287%, 1M USD LIBOR + 1.050%, 10/25/34 (b)	4,000,000	4,014,397
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (b)	1,300,000	1,537,913
RAAC Trust 1.577%, 1M USD LIBOR + 0.340%, 08/25/36 (b)	764,000	727,947
Shackleton CLO, Ltd. 2.424%, 3M USD LIBOR + 1.120%, 01/13/25 (144A) (b)	900,000	901,220
Small Business Administration Participation Certificates 5.510%, 11/01/27	1,727,482	1,846,588
Structured Asset Securities Corp. Mortgage Loan Trust 1.377%, 1M USD LIBOR + 0.140%, 05/25/47 (b)	429,780	429,724
2.737%, 1M USD LIBOR + 1.500%, 04/25/35 (b)	249,478	243,777
TICP CLO, Ltd. 2.467%, 3M USD LIBOR + 1.160%, 07/20/26 (144A) (b)	10,600,000	10,620,585
U.S. Residential Opportunity Fund Trust 3.598%, 10/27/36 (144A)	1,934,298	1,927,123
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A)	3,900,000	3,901,057
3.375%, 04/25/47 (144A)	1,349,514	1,356,872
3.500%, 03/25/47 (144A)	723,715	729,055
3.875%, 04/25/55 (144A)	28,634	28,645
Vibrant CLO, Ltd. 2.213%, 3M USD LIBOR + 0.900%, 07/24/24 (144A) (b)	7,000,000	6,999,951

BHFTI-309

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
WhiteHorse, Ltd. 2.511%, 3M USD LIBOR + 1.200%, 02/03/25 (144A) (b)	8,163,937	$8,163,855

		114,490,331

Asset-Backed - Student Loan—0.7%
College Loan Corp. Trust 1.564%, 3M LIBOR + 0.250%, 01/25/24 (b)	900,000	889,869
Navient Student Loan Trust 2.387%, 1M USD LIBOR + 1.150%, 03/25/66 (144A) (b)	4,250,400	4,301,680
SLM Private Education Loan Trust 1.850%, 06/17/30 (144A)	2,727,502	2,728,548
SLM Student Loan Trust Zero Coupon, 3M EURIBOR + 0.260%, 12/15/23 (EUR) (b)	905,357	1,066,404
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (b)	1,402,424	1,649,227
2.814%, 3M USD LIBOR + 1.500%, 04/25/23 (b)	8,507,941	8,707,885

		19,343,613

Total Asset-Backed Securities (Cost $143,643,484)		146,755,595

Mortgage-Backed Securities—1.8%

Collateralized Mortgage Obligations—1.5%
Banc of America Funding Trust 1.456%, 1M USD LIBOR + 0.220%, 07/20/36 (b)	101,900	101,732
3.228%, 02/20/36 (b)	685,779	677,943
Banc of America Mortgage Trust 3.490%, 11/25/34 (b)	42,317	42,885
3.596%, 09/25/35 (b)	91,820	90,070
3.775%, 06/25/35 (b)	180,836	170,318
Bear Stearns Adjustable Rate Mortgage Trust 3.450%, 03/25/35 (b)	329,123	321,494
Bear Stearns ALT-A Trust 1.397%, 1M USD LIBOR + 0.160%, 02/25/34 (b)	169,745	157,526
3.452%, 09/25/35 (b)	1,145,889	1,014,745
Chase Mortgage Finance Trust 3.486%, 02/25/37 (b)	69,210	68,842
Citigroup Mortgage Loan Trust 1.434%, 1M USD LIBOR + 0.200%, 06/25/47 (144A) (b)	2,329,725	2,331,966
2.833%, 08/25/35 (b)	51,084	50,311
3.430%, 1Y CMT + 2.400%, 05/25/35 (b)	27,393	27,452
Countrywide Alternative Loan Trust 1.416%, 1M USD LIBOR + 0.180%, 02/20/47 (b)	952,119	791,306

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust 1.417%, 1M USD LIBOR + 0.180%, 05/25/47 (b)	281,646	270,702
1.517%, 1M USD LIBOR + 0.280%, 12/25/35 (b)	27,226	25,870
5.500%, 06/25/35	552,013	540,526
Countrywide Home Loan Mortgage Pass-Through Trust 1.817%, 1M USD LIBOR + 0.580%, 04/25/35 (b)	673,080	637,015
3.220%, 11/20/34 (b)	211,138	209,598
3.489%, 08/25/34 (b)	129,720	122,478
3.695%, 11/19/33 (b)	18,788	18,962
Countrywide Home Reperforming Loan REMIC Trust 1.577%, 1M USD LIBOR + 0.340%, 06/25/35 (144A) (b)	90,500	83,483
Credit Suisse Mortgage Capital Certificates 1.732%, 1M LIBOR + 0.500%, 11/30/37 (144A) (b)	2,600,000	2,264,104
Deutsche ALT-B Securities Mortgage Loan Trust 1.337%, 1M USD LIBOR + 0.100%, 10/25/36 (b)	25,591	19,448
5.869%, 10/25/36	451,278	425,054
5.886%, 1M USD LIBOR + 0.340%, 10/25/36	451,278	425,048
Eurosail-UK plc 1.252%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (b)	2,747,219	3,624,904
First Horizon Alternative Mortgage Securities Trust 3.192%, 06/25/34 (b)	181,827	180,214
GreenPoint Mortgage Funding Trust 1.507%, 1M USD LIBOR + 0.270%, 11/25/45 (b)	175,867	154,771
GreenPoint MTA Trust 1.677%, 1M USD LIBOR + 0.440%, 06/25/45 (b)	313,907	293,648
GSR Mortgage Loan Trust 3.204%, 09/25/35 (b)	263,892	268,780
3.506%, 11/25/35 (b)	574,543	529,871
3.511%, 12/25/34 (b)	1,107,779	1,114,705
3.542%, 05/25/35 (b)	423,683	414,907
3.571%, 01/25/35 (b)	176,197	173,800
HarborView Mortgage Loan Trust 1.517%, 1M USD LIBOR + 0.280%, 02/19/36 (b)	171,073	147,401
1.677%, 1M USD LIBOR + 0.440%, 05/19/35 (b)	83,064	77,414
1.836%, 1M USD LIBOR + 0.600%, 06/20/35 (b)	418,446	408,538
IndyMac INDA Mortgage Loan Trust 3.718%, 11/25/35 (b)	326,240	309,043

BHFTI-310

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JPMorgan Mortgage Trust 3.042%, 07/27/37 (144A) (b)	793,772	$755,938
3.507%, 06/25/35 (b)	670,589	667,030
3.601%, 08/25/35 (b)	346,456	335,213
3.642%, 02/25/35 (b)	275,090	272,269
3.645%, 07/25/35 (b)	191,444	196,136
3.676%, 07/25/35 (b)	189,665	194,112
3.715%, 08/25/35 (b)	268,807	269,838
3.725%, 09/25/35 (b)	72,734	66,941
Lehman XS Trust 1.507%, 1M USD LIBOR + 0.270%, 12/25/35 (b)	165,368	164,034
Marche Mutui S.r.l. 1.921%, 3M GBP LIBOR + 0.950%, 01/27/64 (EUR) (b)	200,026	236,983
Master Adjustable Rate Mortgages Trust 3.182%, 12/25/33 (b)	138,068	135,562
3.441%, 11/21/34 (b)	181,398	185,762
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.674%, 1M USD LIBOR + 0.440%, 12/15/30 (b)	31,869	30,859
1.934%, 1M USD LIBOR + 0.700%, 11/15/31 (b)	195,627	195,572
Merrill Lynch Mortgage Investors Trust 1.487%, 1M USD LIBOR + 0.250%, 11/25/35 (b)	49,516	47,311
2.237%, 1M USD LIBOR + 1.000%, 10/25/35 (b)	144,557	137,662
3.153%, 12/25/35 (b)	180,554	166,281
National Credit Union Administration Guaranteed Notes 1.681%, 1M LIBOR + 0.450%, 10/07/20 (b)	1,662,141	1,667,073
1.791%, 1M LIBOR + 0.560%, 12/08/20 (b)	3,543,022	3,564,585
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.937%, 1M USD LIBOR + 0.700%, 04/25/35 (b)	2,000,000	1,882,437
Residential Accredit Loans, Inc. 1.537%, 1M USD LIBOR + 0.300%, 08/25/35 (b)	127,394	112,816
2.249%, 12M MTA + 1.360%, 09/25/45 (b)	135,033	128,777
Sequoia Mortgage Trust 1.436%, 1M USD LIBOR + 0.200%, 07/20/36 (b)	983,563	935,546
1.937%, 1M USD LIBOR + 0.700%, 10/19/26 (b)	48,768	47,910
Structured Adjustable Rate Mortgage Loan Trust 2.344%, 12M MTA + 1.400%, 01/25/35 (b)	115,042	107,518
3.452%, 02/25/34 (b)	132,961	133,971
3.582%, 12/25/34 (b)	247,279	243,506

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust 1.427%, 1M USD LIBOR + 0.190%, 06/25/36 (b)	88,731	79,961
1.447%, 1M USD LIBOR + 0.210%, 05/25/36 (b)	40,653	31,830
1.487%, 1M USD LIBOR + 0.250%, 07/19/35 (b)	190,483	181,168
1.897%, 1M USD LIBOR + 0.660%, 10/19/34 (b)	86,484	83,305
Swan Trust 2.905%, 1M BBSW + 1.300%, 04/25/41 (AUD) (b)	134,389	106,373
TBW Mortgage-Backed Trust 6.015%, 07/25/37	259,710	195,995
Thrones plc 1.788%, 3M GBP LIBOR + 1.500%, 07/20/44 (GBP) (b)	42,950	57,792
WaMu Mortgage Pass-Through Certificates Trust 1.640%, 12M MTA + 0.810%, 12/25/46 (b)	88,519	86,870
1.659%, 12M MTA + 0.770%, 05/25/47 (b)	387,962	371,673
1.889%, 12M MTA + 1.000%, 02/25/46 (b)	159,460	156,055
1.889%, 12M MTA + 1.000%, 08/25/46 (b)	6,117,220	5,731,676
2.089%, 12M MTA + 1.200%, 11/25/42 (b)	19,836	18,771
2.207%, COF + 1.500%, 07/25/46 (b)	614,264	600,616
2.207%, COF + 1.500%, 11/25/46 (b)	192,148	182,344
3.165%, 12/25/35 (b)	152,588	140,594
3.471%, 08/25/35 (b)	89,487	84,734
Wells Fargo Mortgage-Backed Securities Trust 3.107%, 11/25/34 (b)	122,382	123,097
3.190%, 03/25/36 (b)	92,610	88,933
3.362%, 04/25/36 (b)	215,516	197,895
3.403%, 09/25/34 (b)	215,554	219,796
3.410%, 04/25/36 (b)	502,060	506,973

		40,714,967

Commercial Mortgage-Backed Securities—0.3%
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	26,378
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,353,904

		7,380,282

Total Mortgage-Backed Securities (Cost $44,009,067)		48,095,249

BHFTI-311

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Municipals—0.1%

Security Description	Shares/ Principal Amount*	Value
South Carolina Student Loan Corp. 1.456%, 12/01/23 (b)	1,665,217	$1,664,418
Tobacco Settlement Financing Authority, Revenue Bonds 7.467%, 06/01/47	710,000	692,406

Total Municipals (Cost $2,343,595)		2,356,824

Floating Rate Loans (j)—0.1%

Hotels, Restaurants & Leisure—0.0%
Las Vegas Sands LLC Term Loan B, 3.235%, 1M LIBOR + 2.000%, 03/29/24	98,742	99,236

Oil & Gas—0.1%
Petroleo Global Trading Term Loan, 3.597%, 3M LIBOR + 2.140%, 02/19/20	1,300,000	1,277,250

Total Floating Rate Loans (Cost $1,355,916)		1,376,486

Convertible Preferred Stock—0.0%

Banks—0.0%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,183,500

Short-Term Investments—3.9%

Certificate of Deposit—1.9%
Barclays Bank plc 0.010%, 09/04/18	10,000,000	10,007,500
1.781%, 3M USD LIBOR + 0.460%, 03/16/18 (b)	7,500,000	7,507,087
1.827%, 3M USD LIBOR + 0.470%, 05/17/18 (b)	7,100,000	7,102,946
Norinchukin Bank 2.019%, 3M USD LIBOR + 0.715%, 10/11/17 (b)	20,900,000	20,905,894
Sumitomo Mitsui Trust Bank, Ltd. 2.012%, 3M USD LIBOR + 0.710%, 10/06/17 (b)	6,000,000	6,000,930

		51,524,357

Foreign Government—1.8%
Argentina Treasury Bills 2.641%, 10/13/17 (k)	1,700,000	1,698,584
2.719%, 10/27/17 (k)	400,000	399,202
2.762%, 11/24/17 (k)	400,000	398,307
2.788%, 03/16/18 (k)	980,000	965,832
2.837%, 05/11/18 (k)	400,000	392,208
3.091%, 09/28/18 (k)	1,200,000	1,160,423
3.109%, 12/15/17 (k)	2,000,000	1,988,028

Foreign Government—(Continued)
Japan Treasury Bills 0.000%, 11/06/17 (k)	4,600,000,000	40,884,751
Mexico Cetes 3,488.451%, 01/04/18 (k)	112,400,000	605,664

		48,492,999

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $1,935,778 on 10/02/17, collateralized by $1,965,000 U.S. Treasury Note at 1.875% due 01/31/22 with a value of $1,975,082.	1,935,758	1,935,758

U.S. Treasury—0.1%
U.S. Treasury Bills 1.011%, 01/04/18 (k) (l)	1,405,000	1,401,211
1.053%, 01/18/18 (k) (l)	81,000	80,755

		1,481,966

Total Short-Term Investments (Cost $104,344,388)		103,435,080

Total Purchased Options—0.1% (Cost $2,204,650)		1,355,232

Total Investments—147.2% (Cost $3,974,681,526)		3,901,875,275
Other assets and liabilities (net)—(47.2)%		(1,251,273,272)

Net Assets—100.0%		$2,650,602,003

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of this security has been transferred in a secured- borrowing transaction.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2017, the market value of securities pledged was $14,605,035.

BHFTI-312

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2017, the market value of securities pledged was $14,157,415.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $4,102,895.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $6,160,598, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Illiquid security. As of September 30, 2017, these securities represent 0.1% of net assets.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	The rate shown represents current yield to maturity.
(l)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2017, the value of securities pledged amounted to $1,481,971.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $175,503,270, which is 6.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BBSW)—	Bank Bill Swap Rate
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(COF)—	Close Of Funds Index
(DKK)—	Danish Krone
(EUR)—	Euro
(EURIBOR)—	Euro InterBank Offered Rate
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Adagio CLO, 0.660%, 10/15/29	09/29/17	$300,000	$354,570	$354,570
Adagio CLO, 1.100%, 10/15/29	09/29/17	250,000	295,475	295,475
Petrobras Global Finance B.V., 5.299%, 01/27/25	02/04/15	5,418,000	5,108,313	5,409,873
Sky plc, 2.625%, 09/16/19	02/14/17	100,000	100,474	100,680

				$6,160,598

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
ARS	10,952,155	Citibank N.A.	12/20/17	$612,194	$(5,393)
ARS	47,635,854	Goldman Sachs Bank USA	01/12/18	2,587,499	19,578
ARS	50,917,374	Citibank N.A.	02/14/18	2,713,943	21,540
BRL	54,100,000	BNP Paribas S.A.	10/03/17	17,077,020	4,583
BRL	82,100,000	BNP Paribas S.A.	10/03/17	24,489,187	1,433,172
BRL	17,705,729	Citibank N.A.	10/03/17	5,588,930	1,500
BRL	26,800,000	Deutsche Bank AG	10/03/17	8,399,569	62,298
BRL	84,900,000	Deutsche Bank AG	10/03/17	25,404,900	1,401,535
BRL	37,300,000	Goldman Sachs Bank USA	10/03/17	11,128,349	648,801
BRL	94,900,000	JPMorgan Chase Bank N.A.	10/03/17	29,955,808	8,040
BRL	17,705,729	UBS AG Stamford	10/03/17	5,500,724	89,706
BRL	17,705,729	Citibank N.A.	11/03/17	5,613,026	(46,850)
CAD	19,049,000	Citibank N.A.	10/03/17	15,311,716	(44,914)
EUR	9,023,195	BNP Paribas S.A.	10/03/17	10,593,231	71,287

BHFTI-313

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	927,000	Goldman Sachs Bank USA	10/03/17	$1,195,134	$47,045
GBP	1,193,000	Goldman Sachs Bank USA	10/03/17	1,617,260	(18,640)
GBP	1,151,000	JPMorgan Chase Bank N.A.	10/03/17	1,560,623	(18,283)
GBP	37,065,000	JPMorgan Chase Bank N.A.	10/03/17	49,628,167	38,910
GBP	1,193,000	UBS AG Stamford	10/03/17	1,616,263	(17,644)
INR	174,266,720	Credit Suisse International	12/04/17	2,663,000	(14,167)
INR	437,211,519	Credit Suisse International	12/04/17	6,669,893	(24,332)
JPY	2,514,771,643	Citibank N.A.	10/03/17	22,293,423	55,137
MXN	2,482,000	Citibank N.A.	12/15/17	137,575	(2,857)
MXN	2,376,000	Goldman Sachs Bank USA	12/15/17	132,273	(3,308)
MXN	180,100,000	BNP Paribas S.A.	03/01/18	9,078,353	586,281
MYR	506,797	Barclays Bank plc	12/04/17	120,666	(918)
NZD	15,376,000	Citibank N.A.	10/03/17	11,057,929	48,158
RUB	398,017,580	Societe Generale Paris	10/20/17	6,823,314	70,844

Contracts to Deliver
ARS	20,349,750	BNP Paribas S.A.	02/14/18	1,075,000	(18,269)
ARS	13,802,880	JPMorgan Chase Bank N.A.	02/14/18	728,000	(13,545)
AUD	23,371,000	BNP Paribas S.A.	10/03/17	18,631,943	299,734
AUD	23,371,000	BNP Paribas S.A.	11/02/17	18,281,544	(44,319)
BRL	75,200,000	BNP Paribas S.A.	10/03/17	21,936,989	(1,806,755)
BRL	61,000,000	BNP Paribas S.A.	10/03/17	18,167,468	(1,092,750)
BRL	17,705,729	Citibank N.A.	10/03/17	5,636,972	46,542
BRL	111,700,000	Deutsche Bank AG	10/03/17	35,258,838	(9,463)
BRL	37,300,000	Goldman Sachs Bank USA	10/03/17	11,773,990	(3,160)
BRL	94,900,000	JPMorgan Chase Bank N.A.	10/03/17	27,911,765	(2,052,083)
BRL	17,705,729	UBS AG Stamford	10/03/17	5,588,930	(1,500)
BRL	5,326,658	Societe Generale Paris	11/03/17	1,672,000	(2,549)
BRL	16,080,000	BNP Paribas S.A.	01/03/18	4,453,677	(561,841)
BRL	113,500,000	Deutsche Bank AG	01/03/18	31,956,798	(3,445,021)
BRL	36,300,000	Deutsche Bank AG	01/03/18	10,060,064	(1,262,280)
BRL	26,200,000	Deutsche Bank AG	01/03/18	6,935,609	(1,236,440)
BRL	22,120,000	JPMorgan Chase Bank N.A.	01/03/18	6,114,720	(784,736)
BRL	97,200,000	BNP Paribas S.A.	07/03/18	27,731,812	(1,938,518)
BRL	83,600,000	Deutsche Bank AG	07/03/18	23,913,673	(1,605,253)
BRL	28,300,000	Deutsche Bank AG	07/03/18	8,540,045	(98,539)
CAD	520,000	Barclays Bank plc	10/03/17	429,160	12,406
CAD	18,311,000	Goldman Sachs Bank USA	10/03/17	14,613,727	(61,606)
CAD	218,000	JPMorgan Chase Bank N.A.	10/03/17	178,732	4,017
CAD	19,049,000	Citibank N.A.	11/02/17	15,315,163	45,179
CNH	1,362,900	Credit Suisse International	12/05/17	197,321	(7,086)
DKK	59,667,000	Goldman Sachs Bank USA	10/02/17	9,145,769	(330,824)
DKK	32,870,000	Goldman Sachs Bank USA	10/02/17	5,065,306	(155,262)
DKK	8,665,000	JPMorgan Chase Bank N.A.	10/02/17	1,328,051	(48,165)
DKK	14,842,000	UBS AG Stamford	10/03/17	2,262,028	(95,249)
DKK	7,790,000	BNP Paribas S.A.	01/02/18	1,187,449	(56,675)
DKK	18,695,000	UBS AG Stamford	01/02/18	2,984,506	(1,232)
DKK	4,141,000	Goldman Sachs Bank USA	04/03/18	634,199	(30,989)
EUR	1,419,000	Goldman Sachs Bank USA	10/03/17	1,665,738	(11,378)
EUR	9,023,195	JPMorgan Chase Bank N.A.	10/03/17	10,899,442	234,924
EUR	9,023,195	BNP Paribas S.A.	11/02/17	10,610,330	(71,218)
GBP	5,749,000	BNP Paribas S.A.	10/03/17	7,758,463	54,807
GBP	5,199,000	JPMorgan Chase Bank N.A.	10/03/17	7,042,700	76,043
GBP	4,198,000	JPMorgan Chase Bank N.A.	10/03/17	5,691,155	65,838
GBP	3,209,000	JPMorgan Chase Bank N.A.	10/03/17	4,351,111	51,053
GBP	2,597,000	JPMorgan Chase Bank N.A.	10/03/17	3,509,156	29,178

BHFTI-314

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	20,577,000	Societe Generale Paris	10/03/17	$26,723,552	$(849,616)
GBP	37,065,000	JPMorgan Chase Bank N.A.	11/02/17	49,677,519	(38,004)
INR	122,052,560	BNP Paribas S.A.	12/04/17	1,876,000	20,816
INR	146,937,460	Citibank N.A.	12/04/17	2,227,000	(6,432)
JPY	1,997,371,643	Goldman Sachs Bank USA	10/03/17	18,358,195	607,725
JPY	517,400,000	Goldman Sachs Bank USA	10/03/17	4,654,238	56,149
JPY	2,514,771,643	Citibank N.A.	11/02/17	22,323,761	(54,771)
JPY	1,480,000,000	Citibank N.A.	11/06/17	13,430,980	258,400
JPY	1,430,000,000	Citibank N.A.	11/06/17	12,972,545	244,985
JPY	1,690,000,000	JPMorgan Chase Bank N.A.	11/06/17	15,338,537	296,874
KRW	7,560,778,500	Credit Suisse International	12/04/17	6,641,000	34,969
MXN	9,660,000	Citibank N.A.	12/15/17	525,012	683
MXN	124,756,550	Goldman Sachs Bank USA	12/15/17	6,919,771	148,201
MXN	11,240,000	Goldman Sachs Bank USA	01/04/18	548,895	(59,399)
MXN	180,100,000	BNP Paribas S.A.	03/01/18	8,612,404	(1,052,230)
NZD	15,376,000	Goldman Sachs Bank USA	10/03/17	11,168,845	62,758
NZD	15,376,000	Citibank N.A.	11/02/17	11,051,734	(47,658)
RUB	395,917,000	Goldman Sachs Bank USA	10/20/17	6,754,822	(102,952)

Net Unrealized Depreciation					$(11,995,377)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	12/07/17	(21)	EUR	(3,996,253)	$40,185
Japanese Government 10 Year Bond Futures	12/13/17	(36)	JPY	(48,101,311)	271,826
U.S. Treasury Long Bond Futures	12/19/17	(491)	USD	(75,030,938)	1,000,521
U.S. Treasury Note 10 Year Futures	12/19/17	(335)	USD	(41,979,687)	291,333
U.S. Treasury Note 2 Year Futures	12/29/17	(535)	USD	(115,401,172)	304,575
U.S. Treasury Note 5 Year Futures	12/29/17	(1,514)	USD	(177,895,000)	1,098,796
United Kingdom Long Gilt Bond Futures	12/27/17	(288)	GBP	(47,807,748)	1,165,169

Net Unrealized Appreciation					$4,172,405

Purchased Options

Inflation Capped Options	Strike Index	Countryparty	Exercise Index	Expiration Date	Notional Amount	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Cap - CPI-U Index	0.263	Deutsche Bank AG	Maximum of [(Final Index/Initial Index) - (1 + 0.263%)][10] or 0	03/29/18	128,900,000	$58,005	$58,005	$—

Interest Rate Swaptions	Strike Rate	Countryparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 30-Year Interest Rate Swap	2.150%	Deutsche Bank AG	3M LIBOR	Receive	06/15/18	8,200,000	$820,950	$113,799	$(707,151)
Put - OTC - 10-Year Interest Rate Swap	2.765%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	07/16/18	30,350,000	352,060	279,645	(72,415)
Put - OTC - 30-Year Interest Rate Swap	2.150%	Deutsche Bank AG	3M LIBOR	Pay	06/15/18	8,200,000	820,950	823,393	2,443

Totals							$1,993,960	$1,216,837	$(777,123)

BHFTI-315

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Purchased Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10-Year Futures	$147.000	12/22/17	194	$1,657	$194	$(1,463)
Call - U.S. Treasury Note 10-Year Futures	148.000	12/22/17	179	1,529	179	(1,350)
Call - U.S. Treasury Note 10-Year Futures	140.000	12/22/17	97	828	97	(731)
Call - U.S. Treasury Note 2-Year Futures	110.000	12/22/17	319	2,724	319	(2,405)
Call - U.S. Treasury Note 2-Year Futures	109.750	12/22/17	66	564	66	(498)
Call - U.S. Treasury Note 5-Year Futures	125.000	12/22/17	228	1,947	228	(1,719)
Call - U.S. Treasury Note 5-Year Futures	124.250	12/22/17	183	1,563	183	(1,380)
Put - Eurodollar Futures	98.250	03/19/18	1,399	138,201	78,694	(59,507)
Put - U.S. Treasury Note 10-Year Futures	112.500	12/22/17	430	3,672	430	(3,242)

Totals				$152,685	$80,390	$(72,295)

Written Options

Call Options Written	Countryparty	Strike Price	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Call - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	JPMorgan Chase Bank N.A.	$103.719	10/05/17	(3,000,000)	$(5,859)	$(174)	$5,685
Call - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	JPMorgan Chase Bank N.A.	103.609	10/05/17	(11,000,000)	(26,641)	(1,010)	25,631
Call - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	JPMorgan Chase Bank N.A.	103.406	10/05/17	(11,000,000)	(24,922)	(3,361)	21,561

Totals					$(57,422)	$(4,545)	$52,877

Put Options Written	Countryparty	Strike Price	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	JPMorgan Chase Bank N.A.	$102.719	10/05/17	(3,000,000)	$(6,797)	$(800)	$5,997
Put - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	JPMorgan Chase Bank N.A.	102.609	10/05/17	(11,000,000)	(29,219)	(2,124)	27,095

Totals					$(36,016)	$(2,924)	$33,092

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPI-U Index	0.230	Deutsche Bank AG	Maximum of [(Final Index/Initial Index) - (1 + 0.230%)][10] or 0	03/29/18	USD	(128,900,000)	$(58,005)	$(58,005)	$—
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	04/22/24	USD	(35,000,000)	(254,625)	(4,515)	250,110
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	05/16/24	USD	(2,800,000)	(19,460)	(381)	19,079
Cap - HICP Index	3.000	Goldman Sachs Bank USA	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	06/22/35	EUR	(8,700,000)	(395,798)	(81,263)	314,535
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	USD	(49,000,000)	(436,720)	—	436,720
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	USD	(4,700,000)	(60,630)	(5)	60,625
Floor - OTC YOY CPURNSA Index	0.001	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	01/22/18	USD	(4,500,000)	(43,650)	—	43,650

BHFTI-316

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Written Options—(Continued)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC YOY CPURNSA Index	0.001	BNP Paribas S.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/01/18	USD	(3,500,000)	$(30,100)	$—	$30,100
Floor - OTC YOY CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/24/20	USD	(33,500,000)	(378,550)	(93,364)	285,186
Floor - OTC YOY CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	10/02/20	USD	(14,900,000)	(275,009)	(52,104)	222,905

Totals							$(1,952,547)	$(289,637)	$1,662,910

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Eurodollar Futures	$98.750	03/19/18	(1,399)	$(159,406)	$(26,231)	$133,175
Call - U.S. Treasury Note 10 Year Futures	128.000	10/27/17	(116)	(59,634)	(5,437)	54,197
Call - U.S. Treasury Note 10 Year Futures	127.000	10/27/17	(218)	(61,053)	(20,438)	40,615
Call - U.S. Treasury Note 10 Year Futures	127.500	11/24/17	(232)	(141,100)	(39,875)	101,225
Put - U.S. Treasury Bond Futures	151.000	10/27/17	(88)	(52,145)	(48,125)	4,020
Put - U.S. Treasury Note 10 Year Futures	125.500	10/27/17	(116)	(37,925)	(74,313)	(36,388)
Put - U.S. Treasury Note 10 Year Futures	125.000	10/27/17	(426)	(86,151)	(166,406)	(80,255)
Put - U.S. Treasury Note 10 Year Futures	126.000	10/27/17	(230)	(75,218)	(219,219)	(144,001)

Totals				$(672,632)	$(600,044)	$72,588

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	3M CPURNSA	1.000%	Maturity	07/20/26	Morgan Stanley Capital Services LLC	USD	6,500,000	$(183,884)	$—	$(183,884)
Pay	3M CPURNSA	1.788%	Maturity	07/18/26	Morgan Stanley Capital Services LLC	USD	8,800,000	(261,362)	—	(261,362)
Pay	3M CPURNSA	1.805%	Maturity	09/20/26	Morgan Stanley Capital Services LLC	USD	2,300,000	(62,711)	—	(62,711)
Pay	3M CPURNSA	1.810%	Maturity	07/19/26	Morgan Stanley Capital Services LLC	USD	12,600,000	(345,079)	—	(345,079)
Receive	3M CPURNSA	2.315%	Annually	11/16/17	Deutsche Bank AG	USD	12,700,000	(715,274)	—	(715,274)
Receive	3M CPURNSA	2.560%	Annually	05/08/23	Deutsche Bank AG	USD	12,300,000	(1,224,384)	—	(1,224,384)

Totals								$(2,792,694)	$—	$(2,792,694)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Receive	3M LIBOR	1.325%	Quarterly	09/20/18	Goldman Sachs Bank USA	iBoxx USD Liquid High Yield Index	USD 1,250,000	$(7,043)	$—	$(7,043)
Receive	3M LIBOR	1.325%	Quarterly	03/20/18	Goldman Sachs Bank USA	iBoxx USD Liquid High Yield Index	USD 1,500,000	(22,330)	—	(22,330)
Receive	3M LIBOR	1.325%	Quarterly	03/20/18	Goldman Sachs Bank USA	iBoxx USD Liquid High Yield Index	USD 2,800,000	(42,356)	—	(42,356)
Receive	3M LIBOR	1.325%	Quarterly	03/20/18	JP Morgan Chase Bank, N.A.	iBoxx USD Liquid High Yield Index	USD 1,500,000	(20,895)	—	(20,895)

BHFTI-317

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Receive	3M LIBOR	1.325%	Quarterly	09/20/18	JP Morgan Chase Bank, N.A.	iBoxx USD Liquid High Yield Index	USD 5,000,000	$(30,530)	$—	$(30,530)
Receive	3M LIBOR	1.325%	Quarterly	09/20/18	Goldman Sachs Bank USA	iBoxx USD Liquid High Yield Index	USD 2,500,000	(12,912)	—	(12,912)
Receive	3M LIBOR	1.325%	Quarterly	09/20/18	Morgan Stanley Capital Services LLC	iBoxx USD Liquid High Yield Index	USD 1,250,000	(7,043)	—	(7,043)

Totals								$(143,109)	$—	$(143,109)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1M UKRPI	3.140%	Maturity	04/15/31	GBP	600,000	$(46,822)	$(63,551)	$16,729
Pay	1M UKRPI	3.300%	Annually	12/15/30	GBP	4,500,000	(109,407)	(213,641)	104,234
Pay	1M UKRPI	3.325%	Maturity	08/15/30	GBP	24,200,000	(83,385)	(197,470)	114,085
Pay	1M UKRPI	3.350%	Maturity	05/15/30	GBP	14,000,000	211,853	1,788	210,065
Pay	1M UKRPI	3.358%	Annually	04/15/35	GBP	2,900,000	(21,304)	(64,562)	43,258
Pay	1M UKRPI	3.400%	Annually	06/15/30	GBP	18,500,000	403,547	57,523	346,024
Pay	1M UKRPI	3.470%	Annually	09/15/32	GBP	13,250,000	(23,125)	8,591	(31,716)
Pay	1M UKRPI	3.530%	Maturity	10/15/31	GBP	3,880,000	64,017	97,132	(33,115)
Pay	28-Day TIIE	7.200%	Monthly	06/05/24	MXN	117,000,000	107,848	1,242	106,606
Pay	28-Day TIIE	7.200%	Monthly	06/11/27	MXN	28,200,000	15,086	14,761	325
Pay	28-Day TIIE	7.480%	Monthly	06/18/37	MXN	10,590,000	6,547	176	6,371
Pay	28-Day TIIE	7.733%	Monthly	02/25/27	MXN	63,200,000	169,325	93,021	76,304
Pay	28-Day TIIE	8.035%	Monthly	12/17/26	MXN	132,900,000	511,568	(15,004)	526,572
Pay	28-Day TIIE	8.280%	Monthly	11/28/36	MXN	2,300,000	12,855	11,740	1,115
Pay	28-Day TIIE	8.310%	Monthly	11/28/36	MXN	32,300,000	186,495	174,101	12,394
Pay	3M CDOR	1.450%	Semi-Annually	12/13/19	CAD	20,600,000	(168,905)	(179,198)	10,293
Pay	3M CDOR	1.750%	Semi-Annually	09/17/19	CAD	233,000,000	(579,452)	(323,578)	(255,874)
Pay	3M CPURNSA	1.730%	Annually	07/26/26	USD	7,500,000	(271,352)	(402,024)	130,672
Pay	3M CPURNSA	1.780%	Annually	09/15/26	USD	5,000,000	(149,983)	(242,701)	92,718
Pay	3M CPURNSA	1.801%	Annually	09/12/26	USD	5,870,000	(162,506)	(271,133)	108,627
Pay	3M CPURNSA	1.935%	Annually	04/27/19	USD	23,300,000	122,563	—	122,563
Pay	3M CPURNSA	2.063%	Annually	05/12/25	USD	400,000	2,075	—	2,075
Pay	3M CPURNSA	2.067%	Annually	07/25/27	USD	9,100,000	(65,129)	—	(65,129)
Pay	3M CPURNSA	2.150%	Annually	09/25/27	USD	4,500,000	(4,810)	—	(4,810)
Pay	3M CPURNSA	2.180%	Annually	09/20/27	USD	4,490,000	9,713	—	9,713
Pay	3M LIBOR	1.250%	Quarterly	06/15/18	USD	20,600,000	(34,251)	96,222	(130,473)
Pay	3M LIBOR	1.750%	Quarterly	06/21/47	USD	9,900,000	(1,768,591)	(1,791,199)	22,608
Pay	3M LIBOR	2.500%	Quarterly	12/19/23	USD	20,900,000	265,357	(168,036)	433,393
Pay	3M LIBOR	2.670%	Quarterly	11/19/23	USD	14,000,000	297,024	—	297,024
Pay	3M LIBOR	2.678%	Quarterly	10/25/23	USD	16,600,000	366,083	—	366,083
Pay	3M LIBOR	2.681%	Quarterly	12/12/23	USD	14,000,000	297,983	—	297,983
Pay	3M LIBOR	2.750%	Quarterly	12/20/47	USD	20,110,000	753,760	765,256	(11,496)
Pay	EXT-CPI	1.385%	Annually	12/15/26	EUR	4,260,000	(23,657)	1,200	(24,857)
Pay	EXT-CPI	1.438%	Annually	06/15/27	EUR	11,900,000	(62,098)	(20,924)	(41,174)
Receive	1M UKRPI	3.428%	Annually	03/15/47	GBP	1,070,000	51,612	—	51,612
Receive	1M UKRPI	3.585%	Monthly	10/15/46	GBP	5,230,000	(372,295)	(398,518)	26,223
Receive	3M CPURNSA	1.550%	Annually	07/26/21	USD	7,500,000	168,281	253,846	(85,565)
Receive	3M CPURNSA	1.603%	Annually	09/12/21	USD	5,870,000	105,453	176,800	(71,347)
Receive	3M CPURNSA	1.680%	Annually	04/28/18	USD	65,300,000	(166,434)	—	(166,434)
Receive	3M CPURNSA	1.710%	Annually	04/27/18	USD	23,300,000	(65,950)	—	(65,950)
Receive	3M CPURNSA	2.000%	Annually	12/15/47	USD	9,630,000	393,834	22,083	371,751
Receive	3M CPURNSA	2.021%	Annually	11/25/20	USD	10,400,000	(13,226)	—	(13,226)
Receive	3M CPURNSA	2.027%	Annually	11/23/20	USD	11,000,000	(15,908)	—	(15,908)

BHFTI-318

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	1.250%	Semi-Annually	06/21/19	USD	154,100,000	$1,152,586	$936,591	$215,995
Receive	3M LIBOR	1.750%	Semi-Annually	12/21/26	USD	35,540,000	1,495,229	(1,149,612)	2,644,841
Receive	3M LIBOR	1.850%	Semi-Annually	07/27/26	USD	13,350,000	400,101	—	400,101
Receive	3M LIBOR	2.000%	Semi-Annually	12/20/19	USD	16,600,000	(62,757)	(118,079)	55,322
Receive	3M LIBOR	2.000%	Semi-Annually	07/27/26	USD	87,400,000	2,039,315	1,487,732	551,583
Receive	3M LIBOR	2.300%	Semi-Annually	04/21/26	USD	34,400,000	307,734	—	307,734
Receive	3M LIBOR	2.300%	Semi-Annually	04/27/26	USD	41,300,000	372,305	—	372,305
Receive	3M LIBOR	2.400%	Semi-Annually	03/16/26	USD	60,500,000	245,625	—	245,625
Receive	3M LIBOR	2.400%	Semi-Annually	12/07/26	USD	104,200,000	739,472	649,134	90,338
Receive	3M LIBOR	2.500%	Semi-Annually	02/22/26	USD	91,970,000	(62,535)	(294,304)	231,769
Receive	3M LIBOR	2.750%	Semi-Annually	12/19/48	USD	5,100,000	(141,230)	136,607	(277,837)
Receive	3M LIBOR	2.951%	Semi-Annually	11/19/48	USD	3,000,000	(214,531)	—	(214,531)
Receive	3M LIBOR	2.953%	Semi-Annually	12/12/48	USD	3,000,000	(214,105)	—	(214,105)
Receive	3M LIBOR	2.969%	Semi-Annually	10/25/48	USD	2,030,000	(154,176)	—	(154,176)
Receive	6M LIBOR	0.300%	Semi-Annually	03/20/28	JPY	450,000,000	8,610	(7,027)	15,637
Receive	6M LIBOR	0.450%	Semi-Annually	03/20/29	JPY	5,260,000,000	(259,450)	(290,636)	31,186
Receive	6M LIBOR	1.500%	Semi-Annually	03/21/28	GBP	34,960,000	(90,925)	(1,352,975)	1,262,050
Receive	6M LIBOR	1.500%	Semi-Annually	12/21/45	JPY	143,000,000	(202,273)	(215,769)	13,496
Receive	6M LIBOR	1.750%	Semi-Annually	03/21/48	GBP	7,500,000	(213,537)	(171,006)	(42,531)

Totals							$5,459,747	$(2,965,401)	$8,425,148

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX iTraxx Main 26	(1.000%)	Quarterly	12/20/21	0.416%	EUR	13,800,000	$(402,438)	$(223,083)	$(179,355)
CDX iTraxx Main 28	(1.000%)	Quarterly	12/20/22	0.566%	EUR	38,300,000	(1,013,252)	(1,015,148)	1,896
CDX.NA.HY.28	(5.000%)	Quarterly	06/20/22	3.132%	USD	10,800,000	(833,490)	(721,440)	(112,050)
CDX.NA.HY.29	(5.000%)	Quarterly	12/20/22	3.251%	USD	22,100,000	(1,730,828)	(1,668,965)	(61,863)

Totals							$(3,980,008)	$(3,628,636)	$(351,372)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/21	Citibank N.A.	1.361%	USD	800,000	$(10,276)	$(69,203)	$58,927
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/21	Deutsche Bank AG	1.361%	USD	1,200,000	(15,414)	(103,310)	87,896
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/22	Citibank N.A.	1.755%	USD	2,600,000	(86,545)	(164,239)	77,694

Totals								$(112,235)	$(336,752)	$224,517

BHFTI-319

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements—(Continued)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	Deutsche Bank AG	0.000%	USD	7,900,000	$28,413	$(496,449)	$524,862
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	Goldman Sachs International	0.000%	USD	900,000	3,237	(46,592)	49,829

Totals								$31,650	$(543,041)	$574,691

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(CPURNSA)—	U.S. Consumer Price for All Urban Consumers Non-SeasonallyAdjusted
(EXT-CPI)—	Excluding Tobacco-Non-revised Consumer Price Indexc
(HICP)—	Harmonized Index of Consumer Prices
(IRS)—	Interest Rate Swap
(ITRAXX MAIN)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index
(YOY)—	Year over year options mayhave a series of expirations

BHFTI-320

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,143,425,418	$—	$3,143,425,418
Total Foreign Government*	—	251,656,538	—	251,656,538
Total Corporate Bonds & Notes*	—	202,235,353	—	202,235,353
Total Asset-Backed Securities*	—	146,755,595	—	146,755,595
Total Mortgage-Backed Securities*	—	48,095,249	—	48,095,249
Total Municipals	—	2,356,824	—	2,356,824
Total Floating Rate Loans*	—	1,376,486	—	1,376,486
Total Convertible Preferred Stock*	1,183,500	—	—	1,183,500
Total Short-Term Investments*	—	103,435,080	—	103,435,080
Purchased Options
Inflation Capped Options	—	58,005	—	58,005
Interest Rate Swaptions	—	1,216,837	—	1,216,837
Options on Exchange-Traded Futures Contracts	80,390	—	—	80,390
Total Purchased Options	80,390	1,274,842	—	1,355,232
Total Investments	$1,263,890	$3,900,611,385	$—	$3,901,875,275

Secured Borrowings (Liability)	$—	$(3,317,679,632)	$—	$(3,317,679,632)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,259,696	$—	$7,259,696
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(19,255,073)	—	(19,255,073)
Total Forward Contracts	$—	$(11,995,377)	$—	$(11,995,377)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,172,405	$—	$—	$4,172,405
Written Options
Inflation Capped Options at Value	—	(289,637)	—	(289,637)
Options on Exchange-Traded Futures Contracts at Value	(600,044)	—	—	(600,044)
Call Options Written at Value	—	(4,545)	—	(4,545)
Put Options Written at Value	—	(2,924)	—	(2,924)
Total Written Options	$(600,044)	$(297,106)	$—	$(897,150)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,347,298	$—	$10,347,298
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,273,522)	—	(2,273,522)
Total Centrally Cleared Swap Contracts	$—	$8,073,776	$—	$8,073,776

BHFTI-321

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$31,650	$—	$31,650
OTC Swap Contracts at Value (Liabilities)	—	(3,048,038)	—	(3,048,038)
Total OTC Swap Contracts	$—	$(3,016,388)	$—	$(3,016,388)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-322

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—71.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—48.0%
Fannie Mae 10 Yr. Pool 3.000%, 12/01/20	77,825	$80,016
3.000%, 02/01/21	241,566	248,366
3.000%, 08/01/21	180,955	186,049
3.000%, 11/01/21	49,629	51,026
3.000%, 03/01/22	228,073	234,493
3.000%, 05/01/22	747,348	768,385
4.000%, 05/01/19	4,203	4,346
4.500%, 03/01/18	4,708	4,815
4.500%, 07/01/18	4,221	4,316
4.500%, 11/01/18	4,807	4,916
4.500%, 12/01/18	1,624	1,661
4.500%, 05/01/19	148,509	151,879
5.500%, 11/01/17	259	258
5.500%, 09/01/18	23,597	23,832
5.500%, 10/01/18	12,492	12,629
Fannie Mae 15 Yr. Pool 3.000%, 09/01/28	569,965	587,917
3.000%, 06/01/30	18,293,439	18,855,767
3.000%, TBA (a)	59,000,000	60,613,236
3.500%, 10/01/26	207,738	216,879
3.500%, 12/01/26	319,499	333,260
3.500%, 08/01/27	262,446	274,184
3.500%, 07/01/29	185,288	193,947
3.500%, TBA (a)	53,000,000	55,145,876
4.000%, 07/01/18	903	934
4.000%, 08/01/18	293	303
4.000%, 09/01/18	196	202
4.000%, 05/01/19	214,230	221,513
4.000%, 07/01/19	71,125	73,542
4.000%, 08/01/20	131,501	135,972
4.000%, 03/01/22	19,711	20,381
4.000%, 04/01/24	33,164	34,603
4.000%, 05/01/24	1,453,729	1,516,812
4.000%, 06/01/24	1,659,328	1,738,425
4.000%, 07/01/24	17,000	17,810
4.000%, 02/01/25	491,933	515,387
4.000%, 06/01/25	147,087	153,758
4.000%, 07/01/25	4,869	5,116
4.000%, 08/01/25	516,244	542,614
4.000%, 09/01/25	24,860	26,130
4.000%, 12/01/25	144,976	152,440
4.000%, 02/01/26	144,135	151,540
4.000%, 03/01/26	26,733	28,099
4.000%, 06/01/26	24,152	25,251
4.500%, 03/01/18	10,757	11,001
4.500%, 04/01/18	31,985	32,711
4.500%, 06/01/18	114,255	116,850
4.500%, 07/01/18	57,262	58,562
4.500%, 08/01/18	783	801
4.500%, 10/01/18	3,127	3,198
4.500%, 11/01/18	146,542	149,868
4.500%, 12/01/18	57,364	58,667
4.500%, 02/01/19	41,352	42,291
4.500%, 05/01/19	93,592	95,716
4.500%, 06/01/19	41,602	42,547

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.500%, 11/01/19	50,643	51,792
4.500%, 12/01/19	48,361	49,458
4.500%, 08/01/20	133,319	136,971
4.500%, 09/01/20	114,155	116,822
4.500%, 10/01/20	7,834	8,049
4.500%, 12/01/20	123,246	126,357
4.500%, 01/01/22	4,877	4,988
4.500%, 02/01/23	144,783	151,397
4.500%, 03/01/23	245,169	255,559
4.500%, 05/01/23	28,434	29,934
4.500%, 06/01/23	1,786	1,875
4.500%, 04/01/24	47,340	49,877
4.500%, 05/01/24	154,227	162,146
4.500%, 08/01/24	31,479	33,163
4.500%, 10/01/24	230,735	243,203
4.500%, 11/01/24	59,131	62,186
4.500%, 02/01/25	381,453	400,710
4.500%, 03/01/25	274,781	289,586
4.500%, 04/01/25	187,083	197,262
4.500%, 05/01/25	565,803	595,857
4.500%, 06/01/25	41,499	43,485
4.500%, 07/01/25	2,154,670	2,266,818
4.500%, 08/01/25	56,651	59,739
4.500%, 09/01/25	146,384	154,097
4.500%, 11/01/25	108,566	114,583
4.500%, 04/01/26	11,752	12,391
4.500%, 01/01/27	47,513	49,120
5.500%, 12/01/17	76	76
5.500%, 01/01/18	1,508	1,509
5.500%, 02/01/18	14,186	14,203
5.500%, 11/01/18	137	138
5.500%, 09/01/19	1,991	1,997
5.500%, 09/01/20	5,642	5,848
5.500%, 12/01/20	379	384
5.500%, 03/01/22	94,747	99,958
5.500%, 04/01/22	46,904	48,901
5.500%, 07/01/22	77,548	81,631
5.500%, 09/01/22	34,060	35,835
5.500%, 10/01/22	267,876	282,645
5.500%, 11/01/22	61,544	64,506
5.500%, 12/01/22	53,304	56,006
5.500%, 02/01/23	89,665	94,862
5.500%, 03/01/23	12,832	13,586
5.500%, 07/01/23	7,069	7,485
5.500%, 08/01/23	24,623	26,258
5.500%, 10/01/23	46,523	48,587
5.500%, 11/01/23	9,050	9,071
5.500%, 12/01/23	25,241	26,583
5.500%, 01/01/24	7,810	8,279
5.500%, 03/01/24	47,200	49,986
5.500%, 09/01/24	18,742	19,447
5.500%, 01/01/25	635,320	672,320
5.500%, 05/01/25	50,829	52,842

BHFTI-323

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 4.000%, 04/01/29	50,929	$53,981
4.000%, 05/01/29	175,750	186,276
4.000%, 03/01/30	103,473	109,693
4.000%, 05/01/30	160,326	170,214
4.000%, 08/01/30	128,359	136,056
4.000%, 09/01/30	88,110	93,408
4.000%, 10/01/30	3,721	3,945
4.000%, 11/01/30	419,720	445,336
4.000%, 12/01/30	57,981	61,587
4.000%, 06/01/31	8,846	9,394
4.000%, 09/01/31	216,017	229,445
4.000%, 11/01/31	20,902	22,078
4.500%, 01/01/25	7,711	8,277
4.500%, 04/01/31	41,114	44,273
5.000%, 02/01/23	299,250	326,278
5.000%, 03/01/23	434,512	473,757
5.000%, 07/01/23	269,393	293,724
5.000%, 09/01/23	121,634	132,620
5.000%, 10/01/23	9,541,456	10,403,222
5.000%, 01/01/24	382,114	416,626
5.000%, 05/01/24	131,770	143,671
5.000%, 06/01/24	1,452,705	1,583,911
5.000%, 07/01/24	8,685,838	9,470,326
5.000%, 01/01/25	94,008	102,498
5.000%, 09/01/25	686,983	749,030
5.000%, 12/01/25	237,989	259,484
5.000%, 01/01/26	61,406	66,952
5.000%, 08/01/26	276,201	301,147
5.000%, 02/01/27	5,476	5,971
5.000%, 05/01/27	160,927	175,462
5.000%, 07/01/27	885,745	965,744
5.000%, 12/01/27	396,003	431,769
5.000%, 03/01/28	14,183	15,463
5.000%, 05/01/28	488,827	532,977
5.000%, 06/01/28	1,522,452	1,660,183
5.000%, 01/01/29	278,687	303,857
5.000%, 07/01/29	80,598	87,896
5.000%, 12/01/29	22,783	24,851
5.000%, 03/01/30	452,408	493,440
5.000%, 05/01/30	99,198	108,171
5.000%, 11/01/30	485,252	529,079
5.000%, 07/01/31	80,456	87,851
5.500%, 02/01/19	3,775	4,171
5.500%, 06/01/23	153,232	169,352
5.500%, 07/01/24	7,175	7,931
5.500%, 01/01/25	8,260	9,128
5.500%, 02/01/25	2,282	2,522
5.500%, 03/01/25	664,224	742,684
5.500%, 08/01/25	50,946	56,895
5.500%, 10/01/25	3,561	3,935
5.500%, 11/01/25	8,182	9,043
5.500%, 03/01/26	61,675	68,173
5.500%, 05/01/26	1,722	1,904
5.500%, 06/01/26	334,943	370,244
5.500%, 01/01/27	47,900	52,938

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 5.500%, 06/01/27	7,528	8,328
5.500%, 07/01/27	165,067	182,484
5.500%, 08/01/27	79,734	88,147
5.500%, 10/01/27	101,976	112,689
5.500%, 11/01/27	26,647	29,447
5.500%, 12/01/27	223,767	247,315
5.500%, 01/01/28	85,247	94,246
5.500%, 03/01/28	42,029	46,445
5.500%, 04/01/28	148,883	164,541
5.500%, 05/01/28	51,562	57,007
5.500%, 06/01/28	13,453	14,866
5.500%, 07/01/28	7,294	8,064
5.500%, 09/01/28	100,815	111,464
5.500%, 10/01/28	18,089	19,990
5.500%, 12/01/28	7,146	7,896
5.500%, 01/01/29	123,490	136,465
5.500%, 07/01/29	53,399	59,042
5.500%, 10/01/29	211,502	235,673
5.500%, 04/01/30	129,485	143,177
6.000%, 06/01/26	8,961	10,079
6.000%, 07/01/26	71,454	80,372
6.000%, 08/01/26	12,418	13,968
6.000%, 12/01/26	11,460	12,890
6.000%, 10/01/28	35,739	40,203
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	517,000,000	517,978,904
3.500%, TBA (a)	729,100,000	749,891,489
4.000%, 05/01/34	166,557	176,114
4.000%, 05/01/35	106,246	112,351
4.000%, 01/01/41	618,428	660,092
4.000%, 03/01/41	488,307	521,851
4.000%, 05/01/41	375,457	400,529
4.000%, 05/01/42	171,578	182,606
4.000%, 12/01/43	650,641	689,225
4.000%, TBA (a)	601,000,000	632,151,313
4.500%, 04/01/39	975,632	1,063,255
4.500%, 05/01/39	85,643	92,892
4.500%, 06/01/39	30,413	32,863
4.500%, 08/01/39	26,103	28,150
4.500%, 12/01/39	8,937	9,696
4.500%, 05/01/40	38,535	41,802
4.500%, 09/01/40	36,077	39,138
4.500%, 10/01/40	246,383	264,454
4.500%, 12/01/40	68,658	74,270
4.500%, 02/01/41	205,416	222,109
4.500%, 05/01/41	20,549	22,383
4.500%, 06/01/41	14,590	15,778
4.500%, 07/01/41	9,469	10,238
4.500%, 09/01/41	859,700	923,799
4.500%, 10/01/41	171,473	185,606
4.500%, 03/01/42	38,266	41,270
4.500%, 06/01/42	68,235	73,384
4.500%, 07/01/42	1,047,178	1,125,624
4.500%, 11/01/43	20,240	22,146
4.500%, TBA (a)	193,000,000	207,050,937

BHFTI-324

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 03/01/32	3,277	$3,573
5.000%, 09/01/32	2,307	2,515
5.000%, 10/01/32	898	979
5.000%, 04/01/33	74,911	81,677
5.000%, 07/01/33	116,081	128,749
5.000%, 08/01/33	2,493	2,752
5.000%, 09/01/33	2,075	2,311
5.000%, 10/01/33	22,290	24,716
5.000%, 11/01/33	558	618
5.000%, 01/01/34	119,885	130,993
5.000%, 04/01/34	148,291	164,415
5.000%, 06/01/34	3,161	3,448
5.000%, 12/01/34	22,682	24,731
5.000%, 01/01/35	67,645	73,955
5.000%, 04/01/35	58	65
5.000%, 07/01/35	29,347	31,998
5.000%, 09/01/35	46,179	50,444
5.000%, 01/01/38	184,017	202,834
5.000%, 04/01/39	25,651	28,263
5.000%, 10/01/39	8,830	9,738
5.000%, 11/01/39	24,271	26,909
5.000%, 06/01/40	15,721	17,145
5.000%, 09/01/41	10,386	11,362
5.000%, 11/01/42	162,233	177,140
5.000%, TBA (a)	18,650,000	20,343,137
5.500%, 12/01/28	25,839	28,583
5.500%, 06/01/33	61,333	68,525
5.500%, 07/01/33	8,604	9,640
5.500%, 09/01/33	139,187	154,149
5.500%, 11/01/33	229,441	253,602
5.500%, 12/01/33	1,492	1,672
5.500%, 04/01/34	2,595	2,907
5.500%, 07/01/34	26,693	29,848
5.500%, 08/01/34	236,320	264,427
5.500%, 09/01/34	14,386	15,968
5.500%, 11/01/34	361,405	405,153
5.500%, 12/01/34	847,932	950,285
5.500%, 01/01/35	305,369	342,350
5.500%, 02/01/35	419,946	470,612
5.500%, 03/01/35	552,258	618,095
5.500%, 04/01/35	128,835	143,246
5.500%, 05/01/35	158,563	176,238
5.500%, 06/01/35	257,706	288,620
5.500%, 08/01/35	202,575	227,938
5.500%, 09/01/35	2,348,512	2,630,113
5.500%, 10/01/35	275,893	308,315
5.500%, 11/01/35	1,312,971	1,468,241
5.500%, 12/01/35	1,121,726	1,249,632
5.500%, 01/01/36	247,642	275,536
5.500%, 03/01/36	273,885	306,753
5.500%, 05/01/36	2,275	2,534
5.500%, 07/01/36	1,132,588	1,269,468
5.500%, 09/01/36	137,948	154,592
5.500%, 11/01/36	81,846	90,720
5.500%, 12/01/36	2,613	2,888

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 02/01/37	2,269	2,517
5.500%, 03/01/37	54,479	60,215
5.500%, 05/01/37	28,209	31,532
5.500%, 08/01/37	1,099,876	1,231,549
5.500%, 01/01/38	6,661	7,411
5.500%, 02/01/38	160,358	178,328
5.500%, 03/01/38	1,170,045	1,306,844
5.500%, 05/01/38	2,259,529	2,520,633
5.500%, 06/01/38	89,046	99,055
5.500%, 09/01/38	22,304	24,647
5.500%, 10/01/38	889,894	995,066
5.500%, 11/01/38	200,833	223,924
5.500%, 01/01/39	57,401	64,330
5.500%, 07/01/39	21,573	23,861
5.500%, 11/01/39	2,526,527	2,813,146
5.500%, 02/01/40	548,910	610,777
5.500%, 03/01/40	1,175,732	1,304,767
5.500%, 06/01/40	60,057	66,427
5.500%, 09/01/40	365,946	407,271
5.500%, 12/01/40	183,820	204,337
5.500%, 07/01/41	4,304,552	4,788,904
5.500%, TBA (a)	8,000,000	8,851,914
6.000%, 12/01/28	28,303	31,836
6.000%, 01/01/29	24,280	27,570
6.000%, 02/01/29	171	194
6.000%, 04/01/29	2,970	3,373
6.000%, 06/01/29	4,672	5,305
6.000%, 11/01/32	47,038	52,976
6.000%, 12/01/32	212,814	241,583
6.000%, 03/01/33	17,755	20,236
6.000%, 04/01/33	7,068	7,952
6.000%, 05/01/33	18,107	20,612
6.000%, 07/01/33	19,228	21,904
6.000%, 01/01/34	2,189	2,501
6.000%, 09/01/34	19,418	21,841
6.000%, 11/01/34	8,011	9,016
6.000%, 04/01/35	814,641	930,956
6.000%, 05/01/35	28,499	32,512
6.000%, 06/01/35	3,785	4,324
6.000%, 07/01/35	39,415	44,513
6.000%, 09/01/35	8,614	9,818
6.000%, 11/01/35	427,346	480,683
6.000%, 12/01/35	27,003	30,430
6.000%, 04/01/36	6,225	7,110
6.000%, 05/01/36	608,464	694,051
6.000%, 06/01/36	21,521	24,207
6.000%, 07/01/36	12,680	14,263
6.000%, 08/01/36	1,916,932	2,186,242
6.000%, 09/01/36	195,305	222,335
6.000%, 10/01/36	75,269	85,020
6.000%, 11/01/36	139,301	158,208
6.000%, 12/01/36	14,446	16,254
6.000%, 01/01/37	150,347	169,841
6.000%, 02/01/37	466,051	531,392
6.000%, 04/01/37	79,053	89,591

BHFTI-325

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 05/01/37	47,274	$53,189
6.000%, 07/01/37	22,616	25,705
6.000%, 08/01/37	50,239	56,886
6.000%, 11/01/37	63,580	72,090
6.000%, 02/01/38	539,475	611,155
6.000%, 03/01/38	11,061	12,625
6.000%, 08/01/38	22,599	25,485
6.000%, 09/01/38	637,432	721,959
6.000%, 10/01/38	71,301	81,330
6.000%, 11/01/38	8,478	9,536
6.000%, 01/01/39	102,580	116,832
6.000%, 04/01/39	603,389	684,725
6.000%, 07/01/39	114,156	130,116
6.000%, 08/01/39	735,654	827,471
6.000%, 05/01/40	5,222	5,874
6.000%, TBA (a)	6,500,000	7,319,610
8.000%, 10/01/25	1,099	1,220
Fannie Mae ARM Pool 2.030%, 12M MTA + 1.200%, 08/01/41 (b)	322,769	324,210
2.030%, 12M MTA + 1.200%, 07/01/42 (b)	293,417	298,185
2.030%, 12M MTA + 1.200%, 08/01/42 (b)	273,139	277,666
2.030%, 12M MTA + 1.200%, 10/01/44 (b)	422,111	429,332
2.080%, 12M MTA + 1.250%, 09/01/41 (b)	848,829	862,859
2.525%, 1Y CMT + 1.900%, 02/01/31 (b)	145,032	148,252
2.662%, 1Y CMT + 2.055%, 10/01/35 (b)	290,448	303,841
2.694%, 12M MTA + 1.838%, 11/01/35 (b)	175,458	183,100
2.809%, 6M USD LIBOR + 1.414%, 06/01/33 (b)	28,870	29,681
2.844%, 6M USD LIBOR + 1.373%, 09/01/35 (b)	1,319,129	1,356,161
2.845%, 12M USD LIBOR + 1.345%, 12/01/34 (b)	600,656	624,585
2.866%, 1Y CMT + 1.997%, 10/01/28 (b)	148,828	153,098
2.880%, 1Y CMT + 2.196%, 02/01/35 (b)	126,415	133,410
2.888%, 6M USD LIBOR + 1.513%, 01/01/35 (b)	159,531	164,775
2.910%, 12M USD LIBOR + 1.343%, 12/01/34 (b)	1,096,594	1,140,018
2.913%, 6M USD LIBOR + 1.538%, 01/01/36 (b)	50,718	53,173
2.969%, 1Y CMT + 2.215%, 09/01/31 (b)	40,157	41,844
3.000%, 12M USD LIBOR + 1.500%, 11/01/34 (b)	5,296	5,570

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 3.010%, 1Y CMT + 2.191%, 11/01/35 (b)	467,902	492,734
3.016%, 6M USD LIBOR + 1.644%, 08/01/36 (b)	367,110	381,152
3.052%, 12M USD LIBOR + 1.641%, 10/01/34 (b)	16,123	16,931
3.068%, 1Y CMT + 2.313%, 05/01/35 (b)	353,717	373,708
3.106%, 12M USD LIBOR + 1.364%, 03/01/35 (b)	30,623	31,780
3.135%, 1Y CMT + 2.135%, 07/01/32 (b)	31,088	32,005
3.136%, 1Y CMT + 2.289%, 04/01/34 (b)	6,470	6,832
3.146%, 1Y CMT + 2.210%, 07/01/33 (b)	23,120	24,395
3.164%, 12M USD LIBOR + 1.595%, 11/01/35 (b)	286,989	294,945
3.180%, 12M USD LIBOR + 1.670%, 11/01/34 (b)	97,311	102,440
3.190%, 12M USD LIBOR + 1.560%, 01/01/35 (b)	43,268	45,295
3.192%, 12M USD LIBOR + 1.625%, 12/01/34 (b)	45,059	47,354
3.196%, 12M USD LIBOR + 1.810%, 09/01/34 (b)	787,704	831,494
3.212%, 12M USD LIBOR + 1.584%, 01/01/35 (b)	64,129	67,250
3.214%, 12M USD LIBOR + 1.622%, 01/01/35 (b)	19,692	20,692
3.229%, 1Y CMT + 2.360%, 11/01/34 (b)	1,927,529	2,045,264
3.256%, 12M USD LIBOR + 1.631%, 02/01/35 (b)	32,739	34,406
3.261%, 12M USD LIBOR + 1.634%, 01/01/35 (b)	57,574	60,532
3.337%, 12M USD LIBOR + 1.614%, 03/01/33 (b)	2,217	2,302
3.348%, 1Y CMT + 2.223%, 08/01/35 (b)	352,928	370,726
3.373%, 12M USD LIBOR + 1.641%, 05/01/35 (b)	42,791	44,958
3.375%, 12M USD LIBOR + 1.750%, 09/01/32 (b)	158,830	168,770
3.385%, 12M USD LIBOR + 1.885%, 11/01/32 (b)	26,278	27,207
3.500%, 12M USD LIBOR + 1.750%, 08/01/35 (b)	573,763	605,292
3.502%, 12M USD LIBOR + 1.660%, 05/01/34 (b)	723,610	764,210
3.560%, 12M USD LIBOR + 1.810%, 04/01/35 (b)	94,941	100,364
4.304%, COF + 1.926%, 12/01/36 (b)	192,638	203,930
4.768%, COF + 1.737%, 09/01/34 (b)	33,000	34,987

BHFTI-326

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 2.310%, 08/01/22	8,200,000	$8,233,311
2.475%, 04/01/19	14,236,348	14,341,157
2.870%, 09/01/27	7,300,000	7,349,457
3.240%, 07/01/22	21,572,949	22,385,929
3.330%, 11/01/21	1,429,279	1,487,577
Fannie Mae REMICS (CMO) 1.634%, 1M LIBOR + 0.400%, 09/18/31 (b)	255,164	256,219
2.137%, 1M LIBOR + 0.900%, 04/25/32 (b)	76,167	77,868
3.288%, 05/25/35 (b)	1,020,376	1,075,494
Freddie Mac 15 Yr. Gold Pool 5.500%, 09/01/19	83,009	84,606
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	97,176	103,026
4.000%, 09/01/30	446,602	473,474
4.000%, 10/01/30	26,327	27,912
5.500%, 04/01/21	8,381	9,229
5.500%, 12/01/22	537	591
5.500%, 03/01/23	100,610	110,788
5.500%, 06/01/26	2,619	2,884
5.500%, 08/01/26	1,078	1,187
5.500%, 06/01/27	24,871	27,387
5.500%, 12/01/27	65,257	71,858
5.500%, 01/01/28	37,777	41,603
5.500%, 02/01/28	9,060	9,977
5.500%, 05/01/28	80,184	88,298
5.500%, 06/01/28	115,896	127,643
6.000%, 03/01/21	22,193	24,966
6.000%, 01/01/22	104,354	117,392
6.000%, 10/01/22	404,397	454,924
6.000%, 12/01/22	22,534	25,349
6.000%, 04/01/23	20,605	23,179
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (a)	75,000,000	77,245,695
4.000%, 12/01/40	213,030	225,894
4.000%, TBA (a)	36,000,000	37,891,406
4.500%, 04/01/34	24,310	26,167
4.500%, 06/01/35	76,506	82,339
4.500%, 04/01/41	146,895	158,035
4.500%, 10/01/41	127,205	136,863
4.500%, TBA (a)	29,800,000	31,949,867
5.500%, 03/01/32	24,058	26,645
5.500%, 01/01/33	1,582	1,768
5.500%, 05/01/33	1,749	1,938
5.500%, 08/01/33	1,834	2,035
5.500%, 10/01/33	2,653	2,947
5.500%, 12/01/33	1,311	1,464
5.500%, 01/01/34	2,133	2,381
5.500%, 05/01/34	50,222	56,093
5.500%, 09/01/34	18,959	20,927
5.500%, 01/01/35	36,301	40,655
5.500%, 07/01/35	1,846	2,068
5.500%, 10/01/35	62,427	69,386
5.500%, 11/01/35	127,876	141,328

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 12/01/35	42,795	47,941
5.500%, 01/01/36	36,435	40,662
5.500%, 02/01/36	38,473	42,389
5.500%, 04/01/36	20,546	22,988
5.500%, 06/01/36	1,766,102	1,979,664
5.500%, 07/01/36	37,350	41,596
5.500%, 08/01/36	78,621	87,447
5.500%, 10/01/36	15,432	17,196
5.500%, 12/01/36	317,886	354,742
5.500%, 02/01/37	25,334	28,270
5.500%, 03/01/37	15,569	17,400
5.500%, 04/01/37	34,508	38,092
5.500%, 06/01/37	57,752	64,226
5.500%, 07/01/37	255,715	284,400
5.500%, 08/01/37	87,404	97,595
5.500%, 09/01/37	32,358	35,840
5.500%, 10/01/37	11,133	12,407
5.500%, 11/01/37	282,204	314,357
5.500%, 12/01/37	17,421	19,286
5.500%, 01/01/38	88,094	98,121
5.500%, 02/01/38	229,813	255,911
5.500%, 03/01/38	106,462	118,243
5.500%, 04/01/38	208,304	231,920
5.500%, 05/01/38	441,408	491,621
5.500%, 06/01/38	334,002	371,929
5.500%, 07/01/38	463,530	516,414
5.500%, 08/01/38	1,224,339	1,363,673
5.500%, 09/01/38	324,144	360,667
5.500%, 10/01/38	8,983,781	9,997,738
5.500%, 11/01/38	2,807,499	3,115,338
5.500%, 12/01/38	6,094	6,711
5.500%, 01/01/39	769,969	857,492
5.500%, 02/01/39	125,817	139,276
5.500%, 03/01/39	89,584	99,735
5.500%, 06/01/39	3,043,159	3,387,638
5.500%, 09/01/39	66,557	73,877
5.500%, 02/01/40	105,224	116,972
5.500%, 03/01/40	13,466	14,899
5.500%, 05/01/40	3,025	3,370
5.500%, 08/01/40	94,637	105,225
5.500%, 02/01/41	81,996	90,339
Freddie Mac ARM Non-Gold Pool 2.686%, 1Y CMT + 2.107%, 10/01/34 (b)	48,076	50,491
2.779%, 1Y CMT + 2.235%, 09/01/35 (b)	312,327	328,457
2.838%, 1Y CMT + 2.108%, 02/01/35 (b)	46,561	48,808
2.843%, 1Y CMT + 2.250%, 11/01/34 (b)	71,545	75,529
2.885%, 1Y CMT + 2.250%, 11/01/31 (b)	26,858	28,314
2.960%, 1Y CMT + 2.250%, 01/01/35 (b)	184,433	194,289

BHFTI-327

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool 3.040%, 12M USD LIBOR + 1.345%, 09/01/35 (b)	192,022	$198,785
3.088%, 1Y CMT + 2.250%, 06/01/35 (b)	882,559	931,943
3.094%, 1Y CMT + 2.250%, 02/01/35 (b)	71,676	75,631
3.101%, 1Y CMT + 2.250%, 08/01/35 (b)	412,214	434,547
3.244%, 12M USD LIBOR + 1.900%, 11/01/34 (b)	15,654	16,548
3.270%, 12M USD LIBOR + 1.621%, 02/01/35 (b)	28,090	29,386
3.289%, 12M USD LIBOR + 1.625%, 02/01/35 (b)	18,536	19,441
3.293%, 12M USD LIBOR + 1.677%, 01/01/35 (b)	39,894	41,905
3.310%, 12M USD LIBOR + 1.625%, 02/01/35 (b)	36,818	38,594
3.317%, 12M USD LIBOR + 1.678%, 02/01/35 (b)	33,819	35,360
3.318%, 1Y CMT + 2.462%, 01/01/29 (b)	263,189	273,337
3.365%, 12M USD LIBOR + 1.893%, 11/01/34 (b)	32,873	34,760
3.410%, 12M USD LIBOR + 1.900%, 11/01/34 (b)	28,022	29,711
3.517%, 12M USD LIBOR + 1.901%, 02/01/35 (b)	43,576	46,209
3.601%, 12M USD LIBOR + 1.851%, 03/01/35 (b)	100,809	104,167
3.711%, 12M USD LIBOR + 1.961%, 08/01/32 (b)	50,334	52,075
Freddie Mac Multifamily Structured Pass-Through Certificates 1.405%, 08/25/22 (b) (c)	42,781,779	2,211,210
Freddie Mac REMICS (CMO) 1.484%, 1M LIBOR + 0.250%, 07/15/34 (b)	52,397	52,190
1.634%, 1M LIBOR + 0.400%, 06/15/41 (b)	10,949,443	10,981,852
2.875%, US PRIME - 1.375%, 11/15/23 (b)	248,118	253,355
3.500%, 01/15/42	24,380,337	25,341,941
6.500%, 01/15/24	15,596	16,879
Freddie Mac Structured Pass-Through Securities (CMO) 2.030%, 12M MTA + 1.200%, 10/25/44 (b)	942,418	957,703
2.030%, 12M MTA + 1.200%, 02/25/45 (b)	84,816	85,629
2.230%, 12M MTA + 1.400%, 07/25/44 (b)	4,679,432	4,753,653
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (a)	7,000,000	7,089,004
4.000%, TBA (a)	11,000,000	11,583,087

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.000%, 10/15/33	6,703	7,316
5.000%, 12/15/33	32,131	35,374
5.000%, 05/15/34	5,542	6,123
5.000%, 07/15/34	776	847
5.000%, 11/15/35	2,965	3,240
5.000%, 03/15/36	2,570	2,828
5.000%, 10/15/38	695,294	765,297
5.000%, 02/15/39	105,342	115,988
5.000%, 03/15/39	157,417	173,453
5.000%, 04/15/39	951,869	1,052,665
5.000%, 05/15/39	3,368,844	3,735,007
5.000%, 06/15/39	1,092,120	1,202,169
5.000%, 09/15/39	338,357	372,572
5.000%, 05/15/40	36,419	40,090
5.000%, 09/15/40	395,908	435,440
5.000%, 12/15/40	29,129	32,062
5.000%, 07/15/41	22,357	24,522
5.000%, TBA (a)	15,500,000	16,909,587
7.000%, 10/15/23	3,396	3,595
7.500%, 01/15/26	3,341	3,608
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (a)	10,000,000	10,378,711
4.000%, TBA (a)	39,500,000	41,596,893
Ginnie Mae II ARM Pool 2.125%, 1Y CMT + 1.500%, 08/20/27 (b)	61,383	62,848
2.125%, 1Y CMT + 1.500%, 09/20/27 (b)	62,291	62,409
2.125%, 1Y CMT + 1.500%, 07/20/29 (b)	7,256	7,528
2.125%, 1Y CMT + 1.500%, 08/20/29 (b)	8,106	8,408
2.125%, 1Y CMT + 1.500%, 09/20/29 (b)	10,719	10,924
2.125%, 1Y CMT + 1.500%, 08/20/31 (b)	2,627	2,730
2.125%, 1Y CMT + 1.500%, 07/20/32 (b)	5,657	5,774
2.125%, 1Y CMT + 1.500%, 09/20/33 (b)	41,494	43,148
2.250%, 1Y CMT + 1.500%, 11/20/27 (b)	14,944	15,398
2.250%, 1Y CMT + 1.500%, 10/20/28 (b)	8,135	8,359
2.250%, 1Y CMT + 1.500%, 10/20/29 (b)	5,790	6,003
2.250%, 1Y CMT + 1.500%, 11/20/30 (b)	39,817	41,092
2.375%, 1Y CMT + 1.500%, 02/20/22 (b)	6,843	6,930
2.375%, 1Y CMT + 1.500%, 01/20/23 (b)	11,603	11,860
2.375%, 1Y CMT + 1.500%, 02/20/26 (b)	8,563	8,833
2.375%, 1Y CMT + 1.500%, 01/20/27 (b)	3,669	3,791

BHFTI-328

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool 2.375%, 1Y CMT + 1.500%, 02/20/27 (b)	4,944	$4,939
2.375%, 1Y CMT + 1.500%, 02/20/28 (b)	12,300	12,734
2.375%, 1Y CMT + 1.500%, 03/20/28 (b)	12,077	12,503
2.375%, 1Y CMT + 1.500%, 01/20/30 (b)	29,320	30,414
2.375%, 1Y CMT + 1.500%, 03/20/32 (b)	490	509
2.375%, 1Y CMT + 1.500%, 03/20/33 (b)	4,493	4,678
2.500%, 1Y CMT + 1.500%, 11/20/26 (b)	12,457	12,547
2.500%, 1Y CMT + 1.500%, 10/20/30 (b)	2,751	2,841
2.625%, 1Y CMT + 1.500%, 04/20/22 (b)	442	443
2.625%, 1Y CMT + 1.500%, 05/20/26 (b)	13,188	13,330
2.625%, 1Y CMT + 1.500%, 06/20/27 (b)	4,509	4,666
2.625%, 1Y CMT + 1.500%, 05/20/28 (b)	4,827	5,003
2.625%, 1Y CMT + 1.500%, 04/20/29 (b)	5,348	5,383
2.625%, 1Y CMT + 1.500%, 05/20/29 (b)	7,184	7,455
2.625%, 1Y CMT + 1.500%, 04/20/30 (b)	16,082	16,705
2.625%, 1Y CMT + 1.500%, 05/20/30 (b)	24,802	25,763
2.625%, 1Y CMT + 1.500%, 06/20/30 (b)	9,956	10,343
2.625%, 1Y CMT + 1.500%, 04/20/31 (b)	11,772	12,000
2.625%, 1Y CMT + 1.500%, 04/20/32 (b)	7,184	7,479
2.625%, 1Y CMT + 1.500%, 05/20/32 (b)	15,056	15,672
2.750%, 1Y CMT + 2.000%, 10/20/31 (b)	5,468	5,543
Government National Mortgage Association (CMO) 1.534%, 1M LIBOR + 0.300%, 01/16/31 (b)	21,530	21,632
1.571%, 1M USD LIBOR + 0.340%, 12/20/62 (b)	316,005	314,248
1.734%, 1M LIBOR + 0.500%, 02/16/30 (b)	4,876	4,897
1.831%, 1M USD LIBOR + 0.600%, 08/20/65 (b)	4,016,190	4,007,217
1.831%, 1M USD LIBOR + 0.600%, 10/20/65 (b)	10,392,355	10,411,361

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 1.881%, 1M USD LIBOR + 0.650%, 06/20/66 (b)	8,053,309	8,067,572
2.081%, 1M USD LIBOR + 0.850%, 09/20/66 (b)	10,061,106	10,167,425
2.231%, 1M USD LIBOR + 1.000%, 12/20/65 (b)	26,857,047	27,308,033
2.231%, 1M USD LIBOR + 1.000%, 01/20/67 (b)	12,456,086	12,686,266
2.500%, 09/20/67 (b) (d) (e) (f)	10,000,000	10,349,065
4.125%, 09/20/66 (b)	12,931,153	14,180,996

		2,862,728,785

U.S. Treasury—23.3%
U.S. Treasury Bonds 2.250%, 08/15/46 (g)	17,100,000	15,035,309
2.500%, 02/15/46 (h)	3,300,000	3,068,871
2.750%, 08/15/42	39,000,000	38,527,734
2.750%, 11/15/42 (g)	63,400,000	62,577,781
2.750%, 08/15/47	5,700,000	5,576,203
2.875%, 05/15/43 (g)	83,700,000	84,366,984
2.875%, 08/15/45	25,600,000	25,710,000
3.000%, 05/15/42 (g)	19,500,000	20,172,598
3.000%, 11/15/44 (g)	58,900,000	60,678,504
3.000%, 05/15/47 (g)	45,600,000	46,921,688
3.125%, 02/15/42	15,800,000	16,708,500
3.125%, 02/15/43	20,000,000	21,103,906
3.125%, 08/15/44 (g)	116,300,000	122,691,957
3.625%, 08/15/43	21,900,000	25,131,961
3.750%, 11/15/43	28,100,000	32,938,469
4.250%, 05/15/39 (h)	9,600,000	12,009,375
4.375%, 11/15/39 (g)	57,100,000	72,655,289
4.375%, 05/15/40	11,900,000	15,170,176
4.500%, 08/15/39	15,100,000	19,523,238
4.625%, 02/15/40	12,800,000	16,846,500
U.S. Treasury Inflation Indexed Bonds 2.500%, 01/15/29 (i)	62,024,704	74,873,553
3.875%, 04/15/29 (i)	9,678,890	13,165,597
U.S. Treasury Notes 1.375%, 03/31/20 (h) (j) (k)	22,000,000	21,897,734
1.625%, 08/31/22 (g)	3,400,000	3,353,250
1.750%, 09/30/22 (h) (j) (k)	23,700,000	23,503,946
1.875%, 07/31/22 (g) (h) (k)	102,600,000	102,375,562
1.875%, 08/31/22	31,200,000	31,119,563
2.000%, 09/30/24	136,300,000	135,975,672
2.125%, 07/31/24 (h) (j) (k) (l)	24,800,000	24,764,156
2.250%, 11/15/24 (g) (h) (j) (k)	114,200,000	114,762,079
2.250%, 08/15/27 (g) (h)	91,400,000	90,778,765
2.375%, 05/15/27 (g)	34,900,000	35,044,508

		1,389,029,428

Total U.S. Treasury & Government Agencies (Cost $4,255,081,957)		4,251,758,213

BHFTI-329

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—30.5%

Security Description	Principal Amount*	Value

Agriculture—0.3%
BAT Capital Corp. 2.764%, 08/15/22 (144A)	9,600,000	$9,653,938
3.222%, 08/15/24 (144A)	6,300,000	6,315,523
3.557%, 08/15/27 (144A)	3,700,000	3,737,193

		19,706,654

Airlines—0.1%
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	3,193,227	3,249,109
4.500%, 11/15/23	2,521,672	2,531,759

		5,780,868

Auto Manufacturers—0.8%
Ford Motor Credit Co. LLC 2.943%, 01/08/19	10,000,000	10,112,616
General Motors Financial Co., Inc. 3.150%, 01/15/20	12,300,000	12,514,956
3.200%, 07/13/20	18,300,000	18,741,138
Volkswagen Bank GmbH 0.081%, 3M EURIBOR + 0.410%, 11/27/17 (EUR) (b)	6,900,000	8,157,624

		49,526,334

Banks—18.6%
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (e) (m)	1,700,000	605,281
4.750%, 01/15/18 (EUR) (e) (m)	3,100,000	1,103,747
Bank of America Corp. 1.971%, 10/01/21 (b)	18,000,000	18,054,288
2.313%, 3M USD LIBOR + 1.000%, 04/24/23 (b)	18,000,000	18,155,162
2.625%, 04/19/21	10,500,000	10,572,188
2.650%, 04/01/19	5,000,000	5,044,999
4.125%, 01/22/24	2,130,000	2,266,032
6.875%, 04/25/18	26,300,000	27,057,020
Barclays Bank plc 7.750%, 5Y USD Swap + 6.833%, 04/10/23 (b)	3,700,000	3,801,750
10.179%, 06/12/21 (144A)	17,900,000	22,167,679
14.000%, 3M GBP LIBOR + 13.400%, 06/15/19 (GBP) (b)	600,000	949,978
Barclays plc 3.200%, 08/10/21	5,000,000	5,076,800
3.419%, 3M USD LIBOR + 2.110%, 08/10/21 (b)	6,400,000	6,682,294
6.500%, 5Y EUR Swap + 5.875%, 09/15/19 (EUR) (b)	5,200,000	6,452,930
8.250%, 5Y USD Swap + 6.705%, 12/15/18 (b)	2,300,000	2,429,375
BB&T Corp. 2.180%, 3M USD LIBOR + 0.860%, 06/15/18 (b)	27,200,000	27,328,215
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	7,800,000	8,619,000

Banks—(Continued)
CIT Group, Inc. 5.500%, 02/15/19 (144A)	802,000	838,090
Citigroup, Inc. 2.274%, 3M USD LIBOR + 0.960%, 04/25/22 (b)	18,000,000	18,109,156
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	5,710,000	5,816,335
3.800%, 09/15/22	18,300,000	18,994,560
3.800%, 06/09/23	12,100,000	12,525,350
Deutsche Bank AG 2.700%, 07/13/20	14,800,000	14,860,020
3.375%, 05/12/21	30,500,000	31,085,162
4.250%, 10/14/21	7,700,000	8,066,179
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	27,100,000	27,025,940
Goldman Sachs Group, Inc. (The) 2.117%, 3M USD LIBOR + 0.800%, 12/13/19 (b)	1,200,000	1,209,206
2.511%, 3M USD LIBOR + 1.200%, 04/30/18 (b)	14,261,000	14,345,164
3.750%, 05/22/25	5,375,000	5,526,235
HSBC Holdings plc 2.801%, 3M USD LIBOR + 1.500%, 01/05/22 (b)	18,400,000	18,984,371
3.400%, 03/08/21	14,900,000	15,363,906
3.557%, 3M USD LIBOR + 2.240%, 03/08/21 (b)	9,600,000	10,102,563
JPMorgan Chase & Co. 2.214%, 3M USD LIBOR + 0.900%, 04/25/23 (b)	8,000,000	8,056,720
2.250%, 01/23/20	12,300,000	12,366,219
2.417%, 3M USD LIBOR + 1.100%, 06/07/21 (b)	17,000,000	17,314,721
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	23,600,000	23,600,000
KBC Bank NV 8.000%, 5Y USD Swap + 7.097%, 01/25/23 (b)	4,800,000	4,881,197
Lloyds Bank plc 12.000%, 3M USD LIBOR + 11.756%, 12/16/24 (144A) (b)	5,700,000	7,701,395
Lloyds Banking Group plc 7.000%, 5Y GBP Swap + 5.060%, 06/27/19 (GBP) (b)	2,100,000	2,929,328
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (b)	11,400,000	17,087,206
Mizuho Bank, Ltd. 2.150%, 10/20/18 (144A)	7,200,000	7,220,985
2.497%, 3M USD LIBOR + 1.190%, 10/20/18 (144A) (b)	11,800,000	11,918,269
Morgan Stanley 2.125%, 04/25/18	4,700,000	4,713,350
2.594%, 3M USD LIBOR + 1.280%, 04/25/18 (b)	32,000,000	32,194,941
Nykredit Realkredit A/S 1.000%, 01/01/18 (DKK)	58,900,000	9,386,160

BHFTI-330

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Nykredit Realkredit A/S 1.000%, 04/01/18 (DKK)	554,900,000	$88,738,172
1.000%, 07/01/18 (DKK)	86,000,000	13,802,206
1.000%, 10/01/18 (DKK)	93,300,000	15,036,426
Realkredit Danmark A/S 1.000%, 01/01/18 (DKK)	49,300,000	7,858,246
1.000%, 04/01/18 (DKK)	1,569,700,000	250,884,809
2.000%, 01/01/18 (DKK)	91,100,000	14,553,371
2.000%, 04/01/18 (DKK)	322,200,000	51,796,455
Royal Bank of Scotland Group plc 6.990%, 3M USD LIBOR + 2.670%, 10/05/17 (144A) (b)	2,000,000	2,275,000
8.000%, 5Y USD Swap + 5.720%, 08/10/25 (b)	1,000,000	1,107,500
Royal Bank of Scotland plc (The) 6.934%, 04/09/18 (EUR)	6,732,000	8,236,067
Societe Generale S.A. 8.250%, 5Y USD Swap + 6.394%, 11/29/18 (b)	1,600,000	1,691,840
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/21	15,100,000	15,347,837
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 03/06/19 (144A)	10,000,000	10,008,581
Toronto-Dominion Bank (The) 2.500%, 01/18/22 (144A)	20,600,000	20,728,014
UBS AG 1.637%, 3M USD LIBOR + 0.320%, 12/07/18 (144A) (b)	11,600,000	11,617,133
1.897%, 3M USD LIBOR + 0.580%, 06/08/20 (144A) (b)	15,800,000	15,859,250
2.166%, 3M USD LIBOR + 0.850%, 06/01/20 (b)	4,000,000	4,047,763
4.750%, 5Y USD Swap + 3.765%, 05/22/23 (b)	7,900,000	8,008,862
7.625%, 08/17/22	3,600,000	4,243,500
UBS Group Funding Switzerland AG 3.000%, 04/15/21 (144A)	14,000,000	14,192,739
4.125%, 04/15/26 (144A)	10,200,000	10,705,037
Wells Fargo & Co. 7.980%, 3M USD LIBOR + 3.770%, 03/15/18 (b)	11,300,000	11,639,000

		1,110,967,274

Beverages—0.0%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	1,400,000	1,451,484

Computers—0.4%
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	11,300,000	11,864,042
5.450%, 06/15/23 (144A)	9,600,000	10,506,235

		22,370,277

Diversified Financial Services—3.9%
Ally Financial, Inc. 3.500%, 01/27/19	1,100,000	1,116,500
3.600%, 05/21/18	1,600,000	1,612,320
B3 S.A. Brasil Bolsa Balcao 5.500%, 07/16/20	1,000,000	1,061,250
Bear Stearns Cos. LLC (The) 6.400%, 10/02/17	1,400,000	1,400,000
7.250%, 02/01/18	4,200,000	4,278,240
Blackstone CQP Holdco L.P. 6.000%, 08/18/21 (144A) (n)	10,700,000	10,459,250
6.500%, 03/20/21 (144A) (n)	20,700,000	20,907,000
BRFkredit A/S 1.000%, 01/01/18 (DKK)	161,000,000	25,677,662
4.000%, 01/01/18 (DKK)	79,600,000	12,778,946
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	18,103,704
Emerald Bay S.A. Zero Coupon, 10/15/20 (144A) (EUR) (b) (n)	230,000	231,401
Zero Coupon, 10/31/20 (144A) (EUR) (b) (n)	98,000	98,742
5.000%, 10/31/20 (144A) (EUR) (b) (n)	2,966,000	3,007,943
Intercontinental Exchange, Inc. 2.350%, 09/15/22	12,500,000	12,480,161
International Lease Finance Corp. 4.625%, 04/15/21	2,000,000	2,125,028
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 04/01/20 (144A)	500,000	515,625
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	17,600,000	17,640,694
Navient Corp. 8.450%, 06/15/18	8,300,000	8,648,600
Nordea Kredit Realkreditaktieselskab 1.000%, 04/01/18 (DKK)	164,400,000	26,304,679
1.000%, 10/01/18 (DKK)	140,600,000	22,659,394
2.000%, 04/01/18 (DKK)	15,000,000	2,411,321
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	3,100,000	3,216,250
7.250%, 12/15/21 (144A)	3,100,000	3,235,625
Piper Jaffray Cos. 5.060%, 10/09/18 (144A) (n)	5,000,000	5,115,363
Preferred Term Securities XX, Ltd. / Preferred Term Securities XX, Inc. 1.720%, 3M USD LIBOR + 0.400%, 03/22/38 (144A) (b)	10,820,255	9,197,217
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	3,007,732	3,126,207
Springleaf Finance Corp. 6.125%, 05/15/22	9,100,000	9,637,355
8.250%, 12/15/20	7,000,000	7,910,000

		234,956,477

Electric—0.3%
FirstEnergy Corp. 3.900%, 07/15/27	1,300,000	1,320,200

BHFTI-331

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
IPALCO Enterprises, Inc. 3.450%, 07/15/20	6,500,000	$6,565,000
Southern Power Co. 1.950%, 12/15/19	10,500,000	10,478,391

		18,363,591

Healthcare - Products—0.2%
Becton Dickinson & Co. 2.133%, 06/06/19	12,000,000	12,033,035

Healthcare - Services—0.1%
HCA, Inc. 3.750%, 03/15/19	4,500,000	4,595,625

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	7,400,000	7,774,454

Internet—0.3%
Amazon.com, Inc. 3.150%, 08/22/27 (144A)	10,500,000	10,574,978
Priceline Group, Inc. (The) 2.750%, 03/15/23	4,600,000	4,595,319

		15,170,297

Lodging—0.1%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,945,958

Media—0.3%
CBS Radio, Inc. 7.250%, 11/01/24 (144A)	4,000,000	4,270,000
DISH DBS Corp. 4.250%, 04/01/18	500,000	503,750
Time Warner Cable LLC 6.750%, 07/01/18	4,900,000	5,077,374
Virgin Media Secured Finance plc 5.125%, 01/15/25 (GBP)	2,000,000	2,813,999
5.500%, 01/15/25 (GBP)	2,700,000	3,794,376

		16,459,499

Oil & Gas—0.4%
BP Capital Markets plc 1.659%, 3M USD LIBOR + 0.350%, 08/14/18 (b)	12,000,000	12,029,134
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	3,900,000	3,902,764
Petrobras Global Finance B.V. 6.125%, 01/17/22	8,000,000	8,600,000

		24,531,898

Pharmaceuticals—0.8%
AbbVie, Inc. 1.800%, 05/14/18	11,200,000	11,215,563
2.850%, 05/14/23	11,000,000	11,085,630

Pharmaceuticals—(Continued)
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	5,080,876
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	8,000,000	7,984,183
Teva Pharmaceutical Finance Netherlands III B.V. 1.400%, 07/20/18	10,000,000	9,962,646
Valeant Pharmaceuticals International, Inc. 5.375%, 03/15/20 (144A)	4,711,000	4,705,111

		50,034,009

Pipelines—0.6%
Enbridge, Inc. 2.020%, 3M USD LIBOR + 0.700%, 06/15/20 (b)	11,500,000	11,593,328
Kinder Morgan Energy Partners L.P. 5.950%, 02/15/18	5,399,000	5,478,504
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	4,420,000	4,469,132
Kinder Morgan, Inc. 2.589%, 3M USD LIBOR + 1.280%, 01/15/23 (b)	11,700,000	11,718,337
Sabine Pass Liquefaction LLC 5.875%, 06/30/26	1,255,000	1,400,369

		34,659,670

Real Estate—0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	1,200,000	1,223,506
3.875%, 03/20/27 (144A)	1,700,000	1,749,241
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,076,502	1,564,195
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,825,243

		9,362,185

Real Estate Investment Trusts—1.3%
Brixmor Operating Partnership L.P. 4.125%, 06/15/26	5,500,000	5,545,934
CBL & Associates L.P. 5.950%, 12/15/26	7,200,000	7,285,556
Digital Realty Trust L.P. 3.400%, 10/01/20	5,300,000	5,465,489
4.750%, 10/01/25	8,000,000	8,669,402
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	10,764,397
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	8,935,393
Public Storage 2.370%, 09/15/22	2,500,000	2,493,182
3.094%, 09/15/27	15,500,000	15,451,510
Welltower, Inc. 4.250%, 04/01/26	10,300,000	10,889,296

		75,500,159

BHFTI-332

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	807,819	$957,382

Software—0.3%
Oracle Corp. 1.900%, 09/15/21	6,000,000	5,956,217
VMware, Inc. 2.300%, 08/21/20	10,100,000	10,129,571

		16,085,788

Telecommunications—1.2%
AT&T, Inc. 1.954%, 3M USD LIBOR + 0.650%, 01/15/20 (b)	11,900,000	11,957,121
2.254%, 3M USD LIBOR + 0.950%, 07/15/21 (b)	14,900,000	15,087,669
3.400%, 05/15/25	8,500,000	8,384,408
Verizon Communications, Inc. 1.865%, 3M USD LIBOR + 0.550%, 05/22/20 (b)	14,800,000	14,820,408
3.376%, 02/15/25 (144A)	10,766,000	10,803,426
3.500%, 11/01/24	6,600,000	6,720,104
Wind Acquisition Finance S.A. 3.669%, 3M EURIBOR + 4.000%, 07/15/20 (EUR) (b)	2,800,000	3,312,630

		71,085,766

Transportation—0.0%
Hellenic Railways Organization S.A. 5.014%, 12/27/17 (EUR)	500,000	587,995

Trucking & Leasing—0.2%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,071,849
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	9,000,000	8,987,490

		14,059,339

Total Corporate Bonds & Notes (Cost $1,756,743,009)		1,818,966,018

Asset-Backed Securities—15.4%

Asset-Backed - Automobile—0.6%
AmeriCredit Automobile Receivables Trust 1.510%, 05/18/20	5,874,949	5,871,610
DT Auto Owner Trust 1.720%, 05/15/20 (144A)	9,929,298	9,930,221
Exeter Automobile Receivables Trust 1.960%, 03/15/21 (144A)	8,015,506	7,999,547
Flagship Credit Auto Trust 1.930%, 12/15/21 (144A)	14,073,685	14,080,579

		37,881,957

Asset-Backed - Credit Card—0.4%
Chase Issuance Trust 1.534%, 1M LIBOR + 0.300%, 01/18/22 (b)	12,000,000	12,045,499
Golden Credit Card Trust 1.634%, 1M LIBOR + 0.400%, 02/15/21 (144A) (b)	12,000,000	12,043,042

		24,088,541

Asset-Backed - Home Equity—2.5%
ACE Securities Corp. Home Equity Loan Trust 1.387%, 1M USD LIBOR + 0.150%, 04/25/36 (b)	7,597,156	7,444,013
1.707%, 1M USD LIBOR + 0.470%, 10/25/35 (b)	7,100,000	7,017,989
Asset-Backed Funding Certificates Trust 1.937%, 1M USD LIBOR + 0.700%, 06/25/34 (b)	2,248,607	2,239,541
Asset-Backed Securities Corp. Home Equity Loan Trust 1.317%, 1M USD LIBOR + 0.080%, 05/25/37 (b)	27,515	19,770
1.687%, 1M USD LIBOR + 0.450%, 11/25/35 (b)	2,000,000	1,996,932
Bear Stearns Asset-Backed Securities I Trust 1.487%, 1M USD LIBOR + 0.250%, 04/25/37 (b)	14,131,957	14,282,214
1.697%, 1M USD LIBOR + 0.460%, 02/25/36 (b)	1,000,000	969,559
2.037%, 1M LIBOR + 0.400%, 10/27/32 (b)	17,637	16,940
2.237%, 1M USD LIBOR + 1.000%, 10/25/37 (b)	3,506,360	3,522,753
2.242%, 1M USD LIBOR + 1.005%, 06/25/35 (b)	7,800,000	7,772,124
Citigroup Mortgage Loan Trust 1.397%, 1M USD LIBOR + 0.160%, 12/25/36 (144A) (b)	9,311,495	6,150,644
1.407%, 1M USD LIBOR + 0.170%, 05/25/37 (b)	8,345,120	8,272,771
HSI Asset Securitization Corp. Trust 1.407%, 1M USD LIBOR + 0.170%, 12/25/36 (b)	11,340,408	5,046,412
MASTR Asset-Backed Securities Trust 1.287%, 1M USD LIBOR + 0.050%, 08/25/36 (b)	6,327,752	3,216,979
1.407%, 1M USD LIBOR + 0.170%, 10/25/36 (b)	6,679,612	6,427,806
Merrill Lynch Mortgage Investors Trust 1.737%, 1M USD LIBOR + 0.500%, 06/25/36 (b)	1,658,381	1,667,715
Morgan Stanley ABS Capital I, Inc. Trust 1.297%, 1M USD LIBOR + 0.060%, 05/25/37 (b)	270,211	164,611
Morgan Stanley ABS Capital, Inc. Trust 1.387%, 1M USD LIBOR + 0.150%, 06/25/36 (b)	851,194	771,708

BHFTI-333

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Morgan Stanley Home Equity Loan Trust 1.407%, 1M USD LIBOR + 0.170%, 04/25/37 (b)	22,210,799	$13,724,164
Nomura Home Equity Loan, Inc. 1.567%, 1M USD LIBOR + 0.330%, 11/25/35 (b)	11,000,000	9,346,318
Option One Mortgage Corp. Asset-Backed Certificates 1.877%, 1M USD LIBOR + 0.640%, 08/25/33 (b)	14,348	13,893
Renaissance Home Equitys Loan Trust 2.117%, 1M USD LIBOR + 0.880%, 08/25/33 (b)	106,933	104,218
5.812%, 11/25/36 (n)	22,952,257	13,361,183
Residential Asset Securities Corp. Trust 1.387%, 1M USD LIBOR + 0.150%, 07/25/36 (b)	10,025,676	9,424,401
1.517%, 1M USD LIBOR + 0.280%, 06/25/36 (b)	6,000,000	5,854,499
1.817%, 1M USD LIBOR + 0.580%, 06/25/33 (b)	969,043	862,255
2.002%, 1M USD LIBOR + 0.765%, 03/25/34 (b)	1,891,495	1,892,127
Soundview Home Loan Trust 1.417%, 1M USD LIBOR + 0.180%, 05/25/36 (b)	5,799,076	5,769,527
WaMu Asset-Backed Certificates Trust 1.462%, 1M USD LIBOR + 0.225%, 05/25/47 (b)	12,002,232	9,786,634

		147,139,700

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	31,087	33,114
Mid-State Trust 7.791%, 03/15/38	104,931	112,241

		145,355

Asset-Backed - Other—11.3%
Allegro CLO, Ltd. 2.531%, 3M USD LIBOR + 1.220%, 01/30/26 (144A) (b)	10,000,000	10,007,380
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.017%, 1M USD LIBOR + 0.780%, 05/25/34 (b)	5,471,856	5,483,779
Apidos CLO 2.433%, 3M USD LIBOR + 1.120%, 07/22/26 (144A) (b)	11,000,000	11,020,757
Ares CLO, Ltd. 2.497%, 3M USD LIBOR + 1.180%, 08/28/25 (144A) (b)	13,700,000	13,705,288
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.617%, 1M USD LIBOR + 0.380%, 02/25/36 (b)	6,370,788	4,945,430

Asset-Backed - Other—(Continued)
Atlas Senior Loan Fund, Ltd. 2.554%, 3M USD LIBOR + 1.250%, 10/15/26 (144A) (b)	14,800,000	14,837,932
Avery Point CLO, Ltd. 2.424%, 3M USD LIBOR + 1.120%, 01/18/25 (144A) (b)	15,000,000	15,021,735
BlueMountain CLO, Ltd. 2.201%, 3M USD LIBOR + 0.890%, 10/29/25 (144A) (b)	10,400,000	10,412,033
Catamaran CLO, Ltd. 2.704%, 3M USD LIBOR + 1.400%, 10/18/26 (144A) (b)	8,000,000	8,016,760
Cent CLO, Ltd. 2.414%, 3M USD LIBOR + 1.100%, 01/25/26 (144A) (b)	6,700,000	6,709,487
Chapel B.V. 0.331%, 3M EURIBOR + 0.660%, 11/17/64 (EUR) (b)	1,160,986	1,355,840
CIFC Funding, Ltd. 2.511%, 3M USD LIBOR + 1.200%, 01/29/25 (144A) (b)	8,084,916	8,090,963
Citigroup Mortgage Loan Trust, Inc. 1.297%, 1M USD LIBOR + 0.060%, 07/25/45 (b)	347,051	276,516
1.477%, 1M USD LIBOR + 0.240%, 10/25/36 (b)	2,494,700	2,492,767
Countrywide Asset-Backed Certificates 1.377%, 1M USD LIBOR + 0.140%, 02/25/37 (b)	130,674	130,634
1.377%, 1M USD LIBOR + 0.140%, 04/25/47 (b)	4,843,078	4,686,120
1.387%, 1M USD LIBOR + 0.150%, 05/25/37 (b)	1,659,178	1,608,130
1.387%, 1M USD LIBOR + 0.150%, 06/25/47 (b)	533,094	500,454
1.437%, 1M USD LIBOR + 0.200%, 06/25/47 (b)	9,474,994	8,133,157
1.457%, 1M USD LIBOR + 0.220%, 09/25/37 (b)	7,647,134	6,818,009
1.517%, 1M USD LIBOR + 0.280%, 09/25/36 (b)	9,768,647	9,728,242
1.797%, 1M USD LIBOR + 0.560%, 12/25/35 (b)	2,595,394	2,603,608
4.843%, 10/25/46 (b)	7,374,189	6,691,743
5.107%, 10/25/32 (b)	11,958,193	10,672,416
Countrywide Asset-Backed Certificates Trust 2.962%, 1M USD LIBOR + 1.725%, 11/25/34 (b)	2,980,221	2,931,589
Credit Suisse Mortgage Trust 4.500%, 03/25/21 (b)	14,215,671	14,410,038
CVP Cascade CLO-1, Ltd. 2.454%, 3M USD LIBOR + 1.150%, 01/16/26 (144A) (b)	8,000,000	8,024,048
CWABS Asset-Backed Certificates Trust 1.387%, 1M USD LIBOR + 0.150%, 09/25/46 (b)	5,017,263	4,951,599

BHFTI-334

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CWABS Asset-Backed Certificates Trust 1.387%, 1M USD LIBOR + 0.150%, 03/25/47 (b)	1,879,233	$1,763,586
1.937%, 1M USD LIBOR + 0.700%, 11/25/35 (b)	10,000,000	9,970,437
Emerson Park CLO, Ltd. 2.284%, 3M USD LIBOR + 0.980%, 07/15/25 (144A) (b)	10,000,000	10,012,380
First Franklin Mortgage Loan Trust 1.377%, 1M USD LIBOR + 0.140%, 12/25/36 (b)	7,109,344	4,473,070
1.597%, 1M USD LIBOR + 0.360%, 10/25/35 (b)	6,947,702	6,981,820
2.662%, 1M USD LIBOR + 1.425%, 10/25/34 (b)	5,362,296	4,806,098
Flagship, Ltd. 2.427%, 3M USD LIBOR + 1.120%, 01/20/26 (144A) (b)	13,000,000	13,029,497
Galaxy CLO, Ltd. 2.444%, 3M USD LIBOR + 1.130%, 11/16/25 (144A) (b)	10,000,000	10,022,080
GoldenTree Loan Opportunities, Ltd. 2.681%, 3M USD LIBOR + 1.370%, 10/29/26 (144A) (b)	10,200,000	10,202,601
GSAMP Trust 1.407%, 1M USD LIBOR + 0.170%, 12/25/36 (b)	3,267,540	1,789,214
1.627%, 1M USD LIBOR + 0.390%, 01/25/36 (b)	14,600,000	14,409,717
2.557%, 1M USD LIBOR + 1.320%, 12/25/34 (b)	7,152,213	5,273,019
Home Equity Loan Trust 1.467%, 1M USD LIBOR + 0.230%, 04/25/37 (b)	15,900,000	13,851,086
Home Equity Mortgage Loan Asset-Backed Trust 1.487%, 1M USD LIBOR + 0.250%, 03/25/36 (b)	573,530	573,586
Jamestown CLO, Ltd. 2.524%, 3M USD LIBOR + 1.220%, 01/17/27 (144A) (b)	17,800,000	17,841,616
KKR Financial CLO, Ltd. 2.763%, 3M USD LIBOR + 1.450%, 01/23/26 (144A) (b)	6,600,000	6,601,181
KVK CLO, Ltd. 2.454%, 3M USD LIBOR + 1.150%, 01/15/26 (144A) (b)	17,800,000	17,792,061
Lehman XS Trust 1.407%, 1M USD LIBOR + 0.170%, 02/25/37 (b)	13,592,755	9,458,093
2.037%, 1M USD LIBOR + 0.800%, 10/25/35 (b)	3,559,772	3,514,274
Lockwood Grove CLO, Ltd. 2.784%, 3M USD LIBOR + 1.470%, 04/25/25 (144A) (b)	18,200,000	18,215,434

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust 1.392%, 1M USD LIBOR + 0.155%, 08/25/36 (b)	16,191,789	10,949,006
2.017%, 1M USD LIBOR + 0.780%, 08/25/35 (b)	10,000,000	8,611,457
Madison Park Funding, Ltd. 2.416%, 3M USD LIBOR + 1.110%, 01/19/25 (144A) (b)	17,900,000	17,902,023
Merrill Lynch Mortgage Investors Trust 1.477%, 1M USD LIBOR + 0.240%, 08/25/37 (b) (e)	3,300,000	2,706,216
Morgan Stanley ABS Capital I, Inc. Trust 2.197%, 1M USD LIBOR + 0.960%, 06/25/35 (b)	3,237,373	3,252,526
MP CLO, Ltd. 2.504%, 3M USD LIBOR + 1.200%, 01/15/27 (144A) (b)	11,800,000	11,827,990
2.554%, 3M USD LIBOR + 1.250%, 07/18/26 (144A) (b)	14,800,000	14,880,630
Northwoods Capital, Ltd. 2.393%, 3M USD LIBOR + 1.080%, 11/04/25 (144A) (b)	10,000,000	10,014,680
OneMain Financial Issuance Trust 3.190%, 03/18/26 (144A)	6,900,000	6,967,512
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.727%, 1M USD LIBOR + 0.490%, 09/25/35 (b)	5,000,000	4,579,039
2.287%, 1M USD LIBOR + 1.050%, 10/25/34 (b)	5,800,000	5,820,876
3.037%, 1M USD LIBOR + 1.800%, 12/25/34 (b)	4,636,570	4,711,645
RAMP Trust 1.537%, 1M USD LIBOR + 0.300%, 05/25/36 (b)	25,033,558	20,192,396
1.597%, 1M USD LIBOR + 0.360%, 08/25/46 (b)	11,516,502	8,499,935
Residential Asset Securities Corp. Trust 1.397%, 1M USD LIBOR + 0.160%, 11/25/36 (b)	7,341,092	6,931,999
1.577%, 1M USD LIBOR + 0.340%, 04/25/37 (b)	21,555,046	18,110,552
Saxon Asset Securities Trust 1.637%, 1M USD LIBOR + 0.400%, 09/25/47 (b)	2,530,000	2,353,196
Securitized Asset-Backed Receivables LLC Trust 1.487%, 1M USD LIBOR + 0.250%, 05/25/36 (b)	9,599,798	5,858,621
Shackleton CLO, Ltd. 2.424%, 3M USD LIBOR + 1.120%, 01/13/25 (144A) (b)	2,600,000	2,603,526
Sound Point CLO, Ltd. 2.294%, 3M USD LIBOR + 0.990%, 07/15/25 (144A) (b)	7,877,455	7,882,883
2.407%, 3M USD LIBOR + 1.100%, 01/21/26 (144A) (b)	17,900,000	17,911,241

BHFTI-335

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Soundview Home Loan Trust 1.347%, 1M USD LIBOR + 0.110%, 02/25/37 (b)	2,550,438	$979,083
Specialty Underwriting & Residential Finance Trust 1.507%, 1M USD LIBOR + 0.270%, 04/25/37 (b)	5,447,302	3,296,606
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	11,146,337	11,222,313
Structured Asset Investment Loan Trust 1.972%, 1M USD LIBOR + 0.735%, 08/25/35 (b)	6,073,938	6,080,700
Structured Asset Securities Corp. Mortgage Loan Trust 1.397%, 1M USD LIBOR + 0.160%, 03/25/36 (b)	1,466,113	1,463,704
2.137%, 1M USD LIBOR + 0.900%, 08/25/37 (b)	696,654	705,383
Sudbury Mill CLO, Ltd. 2.454%, 3M USD LIBOR + 1.150%, 01/17/26 (144A) (b)	10,000,000	10,004,490
2.474%, 3M USD LIBOR + 1.170%, 01/17/26 (144A) (b)	8,500,000	8,504,335
Symphony CLO, Ltd. 2.334%, 3M USD LIBOR + 1.030%, 10/15/25 (144A) (b)	14,900,000	14,907,986
TICP CLO, Ltd. 2.467%, 3M USD LIBOR + 1.160%, 07/20/26 (144A) (b)	8,000,000	8,015,536
2.494%, 3M USD LIBOR + 1.180%, 04/26/26 (144A) (b)	8,000,000	8,017,104
S. Small Business Administration 5.500%, 10/01/18	2,920	2,936
6.220%, 12/01/28	2,494,908	2,754,798
Wells Fargo Home Equity Asset-Backed Securities Trust 1.717%, 1M USD LIBOR + 0.480%, 12/25/35 (b)	20,861,000	20,792,651
WhiteHorse, Ltd. 2.511%, 3M USD LIBOR + 1.200%, 02/03/25 (144A) (b)	9,472,659	9,472,565

		673,635,443

Asset-Backed - Student Loan—0.6%
SMB Private Education Loan Trust 1.684%, 1M USD LIBOR + 0.450%, 06/17/24 (144A) (b)	7,204,462	7,215,877
SoFi Professional Loan Program LLC 1.550%, 03/26/40 (144A)	11,485,533	11,455,239
3.020%, 02/25/40 (144A)	9,765,538	9,821,875
Utah State Board of Regents 1.987%, 1M USD LIBOR + 0.750%, 01/25/57 (b)	9,149,034	9,175,475

		37,668,466

Total Asset-Backed Securities (Cost $865,830,058)		920,559,462

Foreign Government—6.7%
Security Description	Principal Amount*	Value

Provincial—1.2%
Province of Ontario Canada 1.650%, 09/27/19	7,000,000	6,976,745
3.150%, 06/02/22 (CAD)	9,300,000	7,763,627
4.000%, 06/02/21 (CAD)	31,100,000	26,626,485
4.400%, 04/14/20	2,700,000	2,864,040
Province of Quebec Canada 3.500%, 07/29/20	10,600,000	11,052,905
3.500%, 12/01/22 (CAD)	3,300,000	2,802,230
4.250%, 12/01/21 (CAD)	15,200,000	13,209,595

		71,295,627

Regional Government—0.3%
Japan Finance Organization for Municipalities 2.000%, 09/08/20 (144A) (n)	18,100,000	17,987,259

Sovereign—5.2%
Belgium Government Bonds 0.010%, 10/05/17	12,000,000	11,997,540
Brazil Letras do Tesouro Nacional 7.459%, 04/01/18 (BRL)	259,100,000	79,093,340
9.206%, 01/01/18 (BRL)	155,300,000	48,182,007
9.220%, 07/01/18 (BRL)	63,600,000	19,093,073
Brazil Notas do Tesouro Nacional 10.000%, 01/01/27 (BRL)	97,500,000	31,410,164
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/18 (BRL)	48,500,000	15,396,571
Bundesrepublik Deutschland 2.500%, 07/04/44 (EUR)	5,700,000	8,708,703
3.250%, 07/04/42 (EUR)	6,100,000	10,470,275
Export-Import Bank of Korea 1.927%, 02/24/20 (144A) (CAD)	7,800,000	6,123,477
Japan Bank for International Cooperation 2.375%, 07/21/22	3,700,000	3,714,749
2.875%, 07/21/27	11,200,000	11,304,419
Kuwait International Government Bonds 2.750%, 03/20/22 (144A)	12,000,000	12,131,400
Mexico Cetes 2,228.382%, 03/01/18 (MXN) (p)	9,850,000,000	52,498,174

		310,123,892

Total Foreign Government (Cost $407,919,801)		399,406,778

Collateralized Mortgage Obligations—3.8%
Adjustable Rate Mortgage Trust 3.742%, 11/25/35 (b)	405,061	356,439
Alternative Loan Trust 5.500%, 02/25/36	3,829,419	3,488,845
6.000%, 04/25/37	4,144,602	3,297,995
Alternative Loan Trust Resecuritization 3.144%, 03/25/47 (b)	2,372,338	2,356,175
American Home Mortgage Assets Trust 1.809%, 12M MTA + 0.920%, 11/25/46 (b)	3,676,439	2,137,672

BHFTI-336

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—5.1%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
American Home Mortgage Investment Trust 3.453%, 6M USD LIBOR + 2.000%, 02/25/45 (b)	1,027,201	$1,048,891
Banc of America Alternative Loan Trust 14.218%, -1 x 1M USD LIBOR + 16.940%, 09/25/35 (b)	3,456,484	4,161,057
23.451%, -1 x 1M USD LIBOR + 28.400%, 11/25/46 (b)	1,435,092	1,986,620
Banc of America Funding Trust 3.228%, 02/20/36 (b)	2,545,519	2,516,434
3.333%, 05/25/35 (b)	1,052,791	1,096,993
3.597%, 01/20/47 (b)	200,682	189,558
Banc of America Mortgage Trust 6.000%, 05/25/37	11,698,944	10,228,393
BCAP LLC Trust 4.000%, 02/26/37 (144A) (b)	369,213	368,165
5.250%, 02/26/36 (144A) (b)	4,271,194	3,627,365
5.250%, 08/26/37 (144A) (b)	4,533,075	4,652,098
Bear Stearns Adjustable Rate Mortgage Trust 2.820%, 1Y CMT + 2.150%, 08/25/35 (b)	434,196	432,383
3.280%, 1Y CMT + 2.050%, 08/25/35 (b)	15,733	15,970
3.387%, 10/25/35 (b)	3,165,783	3,158,522
3.551%, 02/25/33 (b)	15,051	14,378
Bear Stearns ALT-A Trust 2.077%, 1M USD LIBOR + 0.840%, 11/25/34 (b)	244,180	242,681
3.452%, 09/25/35 (b)	1,011,078	895,363
3.475%, 11/25/36 (b)	2,558,138	2,186,257
3.477%, 11/25/36 (b)	3,948,808	3,657,193
3.564%, 05/25/35 (b)	1,256,391	1,261,701
3.592%, 05/25/36 (b)	2,415,271	1,800,222
Bear Stearns Structured Products, Inc. Trust 3.359%, 01/26/36 (b)	1,143,343	1,011,367
3.435%, 12/26/46 (b)	852,255	749,985
Chase Mortgage Finance Trust 3.167%, 12/25/35 (b)	2,855,750	2,786,730
3.372%, 03/25/37 (b)	1,668,837	1,644,903
3.597%, 09/25/36 (b)	3,156,615	3,084,917
ChaseFlex Trust 1.537%, 1M USD LIBOR + 0.300%, 07/25/37 (b)	5,819,347	5,459,790
Chevy Chase Funding LLC Mortgage-Backed Certificate 1.487%, 1M USD LIBOR + 0.250%, 08/25/35 (144A) (b)	38,329	37,538
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	2,370,300	2,357,215
Citigroup Mortgage Loan Trust 2.690%, 1Y CMT + 2.100%, 09/25/35 (b)	1,626,595	1,645,918
2.910%, 10/25/46 (b)	1,604,793	1,441,457
3.180%, 1Y CMT + 2.150%, 09/25/35 (b)	487,404	491,628

Collateralized Mortgage Obligations—(Continued)
3.630%, 1Y CMT + 2.400%, 10/25/35 (b)	2,504,971	2,523,510
Countrywide Alternative Loan Trust 1.446%, 1M USD LIBOR + 0.210%, 03/20/46 (b)	168,705	143,375
3.763%, -1x 1M USD LIBOR + 5.000%, 05/25/35 (b) (c)	1,604,422	121,547
Countrywide Home Loan Mortgage Pass-Through Trust 1.817%, 1M USD LIBOR + 0.580%, 04/25/35 (b)	128,677	121,782
1.877%, 1M USD LIBOR + 0.640%, 03/25/35 (b)	566,614	557,147
3.343%, 09/20/36 (b)	3,212,800	2,677,172
5.500%, 12/25/34	6,433,406	6,458,908
Countrywide Home Reperforming Loan REMIC Trust 1.577%, 1M USD LIBOR + 0.340%, 06/25/35 (144A) (b)	1,837,144	1,694,704
Credit Suisse First Boston Mortgage Securities Corp. 1.831%, 03/25/32 (144A) (b)	58,023	54,533
6.000%, 11/25/35	1,933,801	1,654,207
Deutsche Alt-A Securities Mortgage Loan Trust 1.427%, 1M USD LIBOR + 0.190%, 08/25/47 (b)	5,105,648	4,848,449
Downey Savings & Loan Association Mortgage Loan Trust 3.065%, 07/19/44 (b)	517,975	520,533
First Horizon Alternative Mortgage Securities Trust 3.463%, -1 x 1M USD LIBOR + 4.700%, 01/25/36 (b) (c)	27,830,098	3,147,058
First Horizon Mortgage Pass-Through Trust 3.294%, 08/25/35 (b)	209,423	181,690
GreenPoint Mortgage Funding Trust 1.412%, 1M USD LIBOR + 0.175%, 12/25/46 (b)	4,914,693	4,917,262
GreenPoint MTA Trust 1.677%, 1M USD LIBOR + 0.440%, 06/25/45 (b)	61,250	57,297
GSR Mortgage Loan Trust 3.204%, 09/25/35 (b)	40,599	41,351
3.390%, 04/25/36 (b)	2,211,898	2,007,951
6.000%, 03/25/32	100	102
HarborView Mortgage Loan Trust 1.427%, 1M USD LIBOR + 0.190%, 01/19/38 (b)	144,615	135,886
HarborView Mortgage Loan Trust 1.677%, 1M USD LIBOR + 0.440%, 05/19/35 (b)	976,006	909,615
IndyMac ARM Trust 1.357%, 1M USD LIBOR + 0.120%, 07/25/36 (b)	20,830	20,324
1.447%, 1M USD LIBOR + 0.210%, 05/25/46 (b)	497	443

BHFTI-337

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust 1.357%, 07/25/36 (b)	5,748,749	$5,415,421
1.447%, 05/25/46 (b)	7,024,422	6,695,705
JPMorgan Mortgage Trust 3.462%, 07/25/35 (b)	2,273,418	2,275,828
5.750%, 01/25/36	334,465	287,828
Lehman Mortgage Trust 1.837%, 1M USD LIBOR + 0.600%, 08/25/36 (b)	7,479,590	5,732,168
MASTR Alternative Loan Trust 1.637%, 1M USD LIBOR + 0.400%, 03/25/36 (b)	677,312	140,543
6.500%, 02/25/35	7,977,420	9,212,088
MASTR Asset Securitization Trust 6.000%, 06/25/36	557,428	542,836
Merrill Lynch Alternative Note Asset Trust 1.414%, 1M USD LIBOR + 0.180%, 04/25/37 (b)	2,477,291	2,484,431
Merrill Lynch Mortgage Investors Trust 1.487%, 1M USD LIBOR + 0.250%, 11/25/35 (b)	36,185	34,574
1.617%, 1M USD LIBOR + 0.380%, 08/25/35 (b)	4,151,470	4,099,851
2.237%, 1M USD LIBOR + 1.000%, 10/25/35 (b)	106,846	101,750
Morgan Stanley Re-REMIC Trust 2.108%, 03/26/37 (144A) (o)	3,544,804	3,004,903
MortgageIT Mortgage Loan Trust 1.467%, 1M USD LIBOR + 0.230%, 04/25/36 (b)	6,943,135	6,542,813
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.976%, 05/25/35 (o)	1,247,319	1,004,484
RALI Series Trust 6.250%, 01/25/37	4,270,568	3,560,858
RBSSP Resecuritization Trust 1.474%, 1M LIBOR + 0.240%, 06/27/36 (144A) (b)	8,300,000	7,084,497
3.276%, 1M USD LIBOR + 0.150%, 01/26/36 (144A) (b)	6,292,504	6,369,131
Residential Accredit Loans, Inc. Trust 1.417%, 1M USD LIBOR + 0.180%, 06/25/46 (b)	1,538,965	735,599
6.000%, 12/25/35	8,316,900	8,078,637
Residential Asset Securitization Trust 6.000%, 06/25/36	3,908,623	2,821,172
RFMSI Trust 1.587%, 1M USD LIBOR + 0.350%, 06/25/18 (b)	112	112
Sequoia Mortgage Trust 1.586%, 1M USD LIBOR + 0.350%, 07/20/33 (b)	214,469	201,966
1.877%, 1M USD LIBOR + 0.640%, 04/19/27 (b)	821,181	775,270

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust 3.196%, 01/25/35 (b)	1,346,087	1,315,914
3.397%, 04/25/35 (b)	5,946,898	5,824,729
3.487%, 08/25/35 (b)	134,822	134,358
Structured Asset Mortgage Investments II Trust 1.487%, 1M USD LIBOR + 0.250%, 07/19/35 (b)	753,483	730,270
1.697%, 1M USD LIBOR + 0.460%, 05/25/45 (b)	964,855	899,081
WaMu Mortgage Pass-Through Certificates Trust 1.487%, 1M USD LIBOR + 0.250%, 02/25/45 (b)	9,610,199	9,411,691
2.289%, 12M MTA + 1.400%, 06/25/42 (b)	128,695	123,985
2.289%, 12M MTA + 1.400%, 08/25/42 (b)	65,302	63,017
Wells Fargo Mortgage-Backed Securities Trust 3.177%, 03/25/36 (b)	8,335,295	8,273,431
3.304%, 07/25/36 (b)	5,672,913	5,507,340
3.387%, 09/25/33 (b)	436,012	444,688
3.410%, 04/25/36 (b)	805,160	813,039
3.479%, 10/25/36 (b)	1,559,284	1,519,694
5.750%, 03/25/36	2,703,611	2,706,583

		223,653,949

Commercial Mortgage-Backed Securities — 1.3%
BAMLL Commercial Mortgage Securities Trust 4.227%, 1M LIBOR + 3.000%, 12/15/33 (144A) (b)	15,200,000	15,451,254
Bear Stearns Commercial Mortgage Securities Trust 5.700%, 06/11/50	396,151	395,983
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	2,982,256
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,926,785
GS Mortgage Securities Trust 3.278%, 11/10/49 (b)	2,500,000	2,568,632
3.722%, 10/10/49 (144A) (b)	13,346,000	13,468,500
JPMorgan Chase Commercial Mortgage Securities Corp. 2.684%, 1M LIBOR + 1.450%, 01/15/33 (144A) (b)	10,809,060	10,809,047
JPMorgan Chase Commercial Mortgage Securities Trust 2.962%, 10/05/28 (144A)	8,700,000	8,702,178
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	10,107,332
Resource Capital Corp., Ltd. 2.034%, 1M LIBOR + 0.800%, 07/15/34 (144A) (b)	6,000,000	6,013,104

		79,425,071

Total Mortgage-Backed Securities (Cost $292,184,284)		303,079,020

BHFTI-338

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Municipals—0.7%

Security Description	Principal Amount*	Value
California State General Obligation Unlimited, Build America Bonds 7.625%, 03/01/40	8,450,000	$12,948,273
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	270,000	288,662
City of Chicago, IL General Obligation Unlimited 7.750%, 01/01/42	11,400,000	12,340,272
New Jersey Economic Development Authority, Revenue Bonds Zero Coupon, 02/15/22 (AGM)	6,140,000	5,354,817
State of Illinois General Obligation Unlimited, Build America Bonds 6.725%, 04/01/35	5,720,000	6,437,860
Tobacco Settlement Financing Authority, Revenue Bonds 7.467%, 06/01/47	6,960,000	6,787,531

Total Municipals (Cost $41,998,935)		44,157,415

Floating Rate Loan (q)—0.1%

Transportation—0.1%
Swissport Investments S.A. Term Loan B, 02/09/22 (EUR) (r) (Cost $2,461,726)	2,100,000	2,511,685

		179,645

Short-Term Investments—20.8%

Certificate of Deposit—3.1%
Barclays Bank plc 0.010%, 09/04/18	20,500,000	20,515,374
1.940%, 09/04/18	59,000,000	59,044,248
2.066%, 3M USD LIBOR + 0.750%, 12/06/17 (b)	2,000,000	2,002,984
Mizuho Bank, Ltd. 2.010%, 3M USD LIBOR + 0.700%, 12/12/17 (b)	35,200,000	35,254,032
Natixis 1.979%, 3M USD LIBOR + 0.690%, 10/02/17 (b)	5,800,000	5,800,000
Norinchukin Bank 2.019%, 3M USD LIBOR + 0.715%, 10/10/17 (b)	29,900,000	29,907,744
Sumitomo Mitsui Trust Bank, Ltd. 2.012%, 3M USD LIBOR + 0.710%, 10/06/17 (b)	33,500,000	33,505,192

		186,029,574

Commercial Paper—4.7%
Boston Scientific Corp. 1.600%, 10/11/17	20,200,000	20,190,762
1.600%, 10/12/17	12,000,000	11,994,042
CRH America Finance, Inc. 1.600%, 10/18/17	15,000,000	14,989,051
Dominion Resources, Inc. 1.400%, 10/10/17	10,000,000	9,995,814
Enbridge Energy Partners L.P. 2.250%, 12/05/17	10,000,000	9,968,752
Enbridge, Inc. 1.470%, 10/06/17	10,000,000	9,997,355
Engie S.A. 1.600%, 10/03/17	8,000,000	7,998,955
Enterprise Products Operating LLC 1.400%, 10/17/17	33,800,000	33,776,644
1.420%, 10/10/17	10,000,000	9,995,814
1.430%, 10/23/17	23,000,000	22,978,748
Ford Motor Credit Co. 2.000%, 09/04/18	22,700,000	22,274,867
Marriott International, Inc. 1.500%, 10/25/17	10,000,000	9,989,983
Molex Electronics Technologies, Inc. 1.420%, 10/10/17	15,000,000	14,993,721
Mondelez International, Inc. 1.520%, 10/31/17	10,000,000	9,987,636
Nederlandse Waterschapsbank NV 1.305%, 10/30/17	10,000,000	9,989,916
Southern Co. (The) 1.450%, 10/11/17	11,000,000	10,994,969
Spectra Energy Partners L.P. 1.430%, 10/06/17	3,900,000	3,898,969
Standard Chartered Bank 1.600%, 02/05/18	9,500,000	9,452,750
UDR, Inc. 1.420%, 10/30/17	1,800,000	1,797,844
Viacom, Inc. 1.780%, 11/02/17	18,200,000	18,173,003
Volvo Treasury North America L.P. 1.400%, 10/11/17	15,000,000	14,993,140

		278,432,735

Foreign Government—12.9%
Argentina Treasury Bills 3.141%, 12/15/17 (p)	12,900,000	12,822,780
3.360%, 04/13/18 (p)	4,200,000	4,129,684
Japan Treasury Bills 0.000%, 10/23/17 (JPY) (p)	5,490,000,000	48,792,427
0.000%, 10/30/17 (JPY) (p)	33,280,000,000	295,784,891
0.000%, 11/06/17 (JPY) (p)	13,330,000,000	118,476,898
0.000%, 11/20/17 (JPY) (p)	8,290,000,000	73,685,189
0.000%, 11/27/17 (JPY) (p)	24,590,000,000	218,572,266

		772,264,135

BHFTI-339

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $1,641,807 on 10/02/17, collateralized by $1,690,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $1,677,479.	1,641,790	$1,641,790

U.S. Treasury—0.1%
U.S. Treasury Bills 1.014%, 01/04/18 (h) (l) (p)	564,000	562,481
1.093%, 01/18/18 (h) (p)	4,843,000	4,828,326

		5,390,807

Total Short-Term Investments (Cost $1,260,680,499)		1,243,759,041

Total Purchased Options—0.1% (Cost $3,724,793)		905,883

Total Investments—150.6% (Cost $8,886,625,062)		$8,985,103,515
Other assets and liabilities (net)—(50.6)%		(3,017,013,926)

Net Assets—100.0%		$5,968,089,589

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.2% of net assets.
(e)	Illiquid security. As of September 30, 2017, these securities represent 0.3% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	All or a portion of this security has been transferred in a secured- borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(h)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2017, the market value of securities pledged was $33,599,264.
(i)	Principal amount of security is adjusted for inflation.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2017, the market value of securities pledged was $47,945,195.
(k)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $25,742,853.
(l)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2017, the value of securities pledged amounted to $709,644.
(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $57,806,958, which is 1.0% of net assets. See details shown in the Restricted Securities table that follows.
(o)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(p)	The rate shown represents current yield to maturity.
(q)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(r)	This loan will settle after September 30, 2017, at which time the interest rate will be determined.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $973,224,352, which is 16.3% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(COF)—	Close Of Funds Index
(DKK)—	Danish Krone
(EUR)—	Euro
(EURIBOR)—	Euro InterBank Offered Rate
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(MTA)—	Monthly Treasury Average Index
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-340

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Blackstone CQP Holdco L.P., 6.500%, 03/20/21	03/06/17	$20,700,000	$20,700,000	$20,907,000
Blackstone CQP Holdco L.P., 6.000%, 08/18/21	08/09/17	10,700,000	10,700,000	10,459,250
Emerald Bay S.A., 5.000%, 10/31/20	09/20/17	2,966,000	3,030,389	3,007,943
Emerald Bay S.A., Zero Coupon, 10/15/20	09/20/17	230,000	233,163	231,401
Emerald Bay S.A., Zero Coupon, 10/31/20	09/20/17	98,000	99,457	98,742
Japan Finance Organization for Municipalities, 2.000%, 09/08/20	08/31/17	18,100,000	18,053,911	17,987,259
Piper Jaffray Cos., 5.060%, 10/09/18	10/08/15	5,000,000	5,000,000	5,115,363

				$57,806,958

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	16,700,000	BNP Paribas S.A.	10/03/17	$5,271,465	$1,415
BRL	24,800,000	BNP Paribas S.A.	10/03/17	7,918,769	(88,385)
BRL	50,000,000	BNP Paribas S.A.	10/03/17	16,006,146	(219,082)
BRL	66,000,000	BNP Paribas S.A.	10/03/17	21,128,113	(289,189)
BRL	42,042,083	Citibank N.A.	10/03/17	13,384,936	(110,514)
BRL	5,029,083	Deutsche Bank AG	10/03/17	1,587,463	426
BRL	200,000,000	Goldman Sachs Bank USA	10/03/17	63,131,313	16,943
BRL	179,687,000	JPMorgan Chase Bank N.A.	10/03/17	57,963,548	(1,228,945)
BRL	37,013,000	BNP Paribas S.A.	11/03/17	11,778,577	(142,745)
BRL	3,798,695	JPMorgan Chase Bank N.A.	01/03/18	1,103,470	81,382
CAD	70,429,000	Citibank N.A.	10/03/17	56,611,311	(166,058)
CAD	1,219,000	Goldman Sachs Bank USA	10/03/17	1,001,545	(24,578)
CHF	8,232,546	Credit Suisse International	10/03/17	8,626,221	(124,598)
DKK	53,429,000	Societe Generale Paris	10/02/17	8,598,996	(113,151)
DKK	9,390,000	UBS AG Stamford	10/02/17	1,447,831	43,533
DKK	1,758,000	BNP Paribas S.A.	01/02/18	267,976	12,790
EUR	9,210,000	BNP Paribas S.A.	11/15/17	10,867,982	42,154
EUR	22,229,000	BNP Paribas S.A.	11/15/17	26,621,037	(288,636)
EUR	94,097,000	Citibank N.A.	11/15/17	110,781,339	685,659
EUR	3,578,000	JPMorgan Chase Bank N.A.	11/15/17	4,222,065	16,422
EUR	31,688,000	JPMorgan Chase Bank N.A.	11/15/17	37,913,326	(375,825)
EUR	5,483,000	UBS AG Stamford	11/15/17	6,486,247	8,897
GBP	68,852,000	Goldman Sachs Bank USA	10/03/17	89,089,496	3,172,141
GBP	840,000	Deutsche Bank AG	11/15/17	1,140,374	(13,289)
GBP	1,189,000	Goldman Sachs Bank USA	11/15/17	1,533,750	61,612
GBP	2,078,000	Goldman Sachs Bank USA	11/15/17	2,818,749	(30,557)
GBP	2,519,000	JPMorgan Chase Bank N.A.	11/15/17	3,349,872	30,039
INR	15,053,051	Credit Suisse International	12/04/17	229,642	(838)
JPY	17,479,300,000	Goldman Sachs Bank USA	11/15/17	159,978,378	(4,343,820)
JPY	428,600,000	JPMorgan Chase Bank N.A.	11/15/17	3,933,688	(117,461)
JPY	1,352,800,000	JPMorgan Chase Bank N.A.	11/15/17	12,308,742	(263,498)
JPY	1,523,900,000	JPMorgan Chase Bank N.A.	11/15/17	14,030,492	(461,785)
JPY	6,713,600,000	JPMorgan Chase Bank N.A.	11/15/17	60,506,366	(728,905)
JPY	6,798,500,000	JPMorgan Chase Bank N.A.	11/15/17	60,545,793	(12,388)
KRW	1,146,200	Citibank N.A.	12/04/17	1,000	1
KRW	1,145,700	Credit Suisse International	12/04/17	1,000	1
KRW	28,486,684,800	Goldman Sachs Bank USA	12/04/17	24,864,000	25,490
MYR	1,437,265	UBS AG Stamford	12/04/17	336,951	2,651
TWD	537,565,800	JPMorgan Chase Bank N.A.	12/04/17	18,024,000	(243,825)
TWD	45,583,900	Goldman Sachs Bank USA	12/18/17	1,522,000	(13,121)
TWD	497,692,620	Goldman Sachs Bank USA	12/18/17	16,623,000	(148,803)
TWD	1,001,364,482	UBS AG Stamford	12/18/17	33,458,000	(311,687)
ZAR	2,906,000	Citibank N.A.	10/05/17	221,343	(6,771)

BHFTI-341

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	157,500,000	BNP Paribas S.A.	10/03/17	$49,158,838	$(570,414)
BRL	42,042,083	Citibank N.A.	10/03/17	13,270,859	(3,562)
BRL	5,029,083	Deutsche Bank AG	10/03/17	1,585,261	(2,628)
BRL	200,000,000	Goldman Sachs Bank USA	10/03/17	62,459,011	(689,245)
BRL	179,687,000	JPMorgan Chase Bank N.A.	10/03/17	56,719,381	(15,222)
BRL	42,042,083	Citibank N.A.	11/03/17	13,328,076	111,244
BRL	67,200,000	BNP Paribas S.A.	01/03/18	21,260,440	300,069
BRL	50,867,229	BNP Paribas S.A.	01/03/18	16,093,150	227,138
BRL	3,798,695	BNP Paribas S.A.	01/03/18	1,111,054	(73,798)
BRL	44,100,000	JPMorgan Chase Bank N.A.	01/03/18	12,095,447	(1,659,797)
BRL	44,000,000	JPMorgan Chase Bank N.A.	01/03/18	12,068,020	(1,656,033)
BRL	27,300,000	BNP Paribas S.A.	04/03/18	8,514,753	89,737
BRL	10,000,000	BNP Paribas S.A.	04/03/18	2,648,670	(437,417)
BRL	185,500,000	JPMorgan Chase Bank N.A.	04/03/18	58,466,630	1,219,728
BRL	145,600,000	JPMorgan Chase Bank N.A.	04/03/18	43,179,122	(1,754,295)
BRL	51,000,000	JPMorgan Chase Bank N.A.	07/03/18	14,879,650	(688,116)
BRL	12,600,000	JPMorgan Chase Bank N.A.	07/03/18	3,680,444	(165,710)
CAD	71,648,000	Goldman Sachs Bank USA	10/03/17	57,181,165	(241,054)
CAD	70,429,000	Citibank N.A.	11/02/17	56,624,055	167,038
CHF	7,454,000	BNP Paribas S.A.	10/03/17	7,668,715	(28,915)
DKK	115,909,000	BNP Paribas S.A.	01/02/18	17,093,202	(1,418,375)
DKK	93,321,000	BNP Paribas S.A.	01/02/18	13,720,896	(1,183,199)
DKK	161,159,000	JPMorgan Chase Bank N.A.	01/02/18	23,605,946	(2,132,410)
DKK	30,300,000	JPMorgan Chase Bank N.A.	01/02/18	4,447,359	(391,789)
DKK	174,720,000	UBS AG Stamford	01/02/18	27,892,640	(11,514)
DKK	48,667,000	UBS AG Stamford	01/02/18	7,151,732	(620,769)
DKK	404,303,000	BNP Paribas S.A.	04/03/18	59,566,697	(5,378,342)
DKK	61,885,000	BNP Paribas S.A.	04/03/18	9,349,789	(591,081)
DKK	12,813,000	BNP Paribas S.A.	04/03/18	1,885,429	(172,781)
DKK	151,444,700	Citibank N.A.	04/03/18	22,054,538	(2,272,716)
DKK	83,328,000	Citibank N.A.	04/03/18	12,315,611	(1,069,747)
DKK	104,555,000	Goldman Sachs Bank USA	04/03/18	15,550,520	(1,244,628)
DKK	101,000,000	Goldman Sachs Bank USA	04/03/18	14,802,222	(1,421,870)
DKK	63,597,740	Goldman Sachs Bank USA	04/03/18	9,740,063	(475,933)
DKK	46,742,000	Goldman Sachs Bank USA	04/03/18	6,817,678	(690,703)
DKK	27,067,560	Goldman Sachs Bank USA	04/03/18	3,921,982	(426,004)
DKK	788,810,000	JPMorgan Chase Bank N.A.	04/03/18	115,458,138	(11,252,018)
DKK	167,920,000	JPMorgan Chase Bank N.A.	04/03/18	24,550,546	(2,423,211)
DKK	67,230,000	JPMorgan Chase Bank N.A.	04/03/18	9,903,786	(895,676)
DKK	34,430,000	Societe Generale Paris	04/03/18	5,033,639	(497,010)
DKK	411,474,000	UBS AG Stamford	04/03/18	60,385,201	(5,711,748)
DKK	87,255,000	Goldman Sachs Bank USA	07/02/18	14,191,908	94,641
DKK	53,429,000	Societe Generale Paris	10/01/18	8,794,463	110,576
EUR	7,351,000	Citibank N.A.	11/15/17	8,808,222	100,251
EUR	45,663,000	Deutsche Bank AG	11/15/17	54,519,339	427,098
EUR	77,969,000	JPMorgan Chase Bank N.A.	11/15/17	93,386,270	1,024,448
EUR	31,724,000	JPMorgan Chase Bank N.A.	11/15/17	38,142,266	562,120
EUR	29,690,000	JPMorgan Chase Bank N.A.	11/15/17	35,658,661	487,984
EUR	13,876,000	JPMorgan Chase Bank N.A.	11/15/17	16,570,683	133,219
EUR	6,107,000	JPMorgan Chase Bank N.A.	11/15/17	7,359,620	125,287
GBP	7,182,000	BNP Paribas S.A.	11/15/17	9,288,506	(348,066)
GBP	19,496,000	Citibank N.A.	11/15/17	25,505,297	(653,797)
GBP	35,479,000	Goldman Sachs Bank USA	11/15/17	48,167,117	562,557
GBP	12,457,000	Goldman Sachs Bank USA	11/15/17	16,233,713	(480,681)
GBP	15,654,000	JPMorgan Chase Bank N.A.	11/15/17	20,225,865	(778,159)
GBP	11,848,000	JPMorgan Chase Bank N.A.	11/15/17	15,297,404	(599,854)
GBP	6,709,000	JPMorgan Chase Bank N.A.	11/15/17	8,703,478	(298,439)

BHFTI-342

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	5,490,000,000	UBS AG Stamford	10/23/17	$49,186,408	$353,207
JPY	33,280,000,000	UBS AG Stamford	10/30/17	302,645,052	6,530,810
JPY	4,280,000,000	Citibank N.A.	11/06/17	38,840,943	747,264
JPY	4,150,000,000	Citibank N.A.	11/06/17	37,647,597	710,969
JPY	4,900,000,000	JPMorgan Chase Bank N.A.	11/06/17	44,472,681	860,760
JPY	4,114,900,000	Barclays Bank plc	11/15/17	37,362,219	723,416
JPY	11,946,800,000	JPMorgan Chase Bank N.A.	11/15/17	110,435,645	4,062,110
JPY	7,933,300,000	JPMorgan Chase Bank N.A.	11/15/17	72,278,127	1,640,536
JPY	3,891,200,000	JPMorgan Chase Bank N.A.	11/15/17	35,569,060	922,066
JPY	3,160,000,000	BNP Paribas S.A.	11/20/17	28,914,031	771,371
JPY	2,560,000,000	Citibank N.A.	11/20/17	23,398,227	599,110
JPY	2,570,000,000	JPMorgan Chase Bank N.A.	11/20/17	23,500,366	612,190
JPY	5,590,000,000	Citibank N.A.	11/27/17	51,437,537	1,638,104
JPY	5,590,000,000	Citibank N.A.	11/27/17	51,427,362	1,627,930
JPY	13,410,000,000	Goldman Sachs Bank USA	11/27/17	123,218,342	3,753,156
KRW	214,245,216,605	UBS AG Stamford	12/04/17	188,589,501	1,398,391
MXN	985,000,000	BNP Paribas S.A.	03/01/18	47,102,818	(5,754,840)
NZD	1,885,000	JPMorgan Chase Bank N.A.	10/03/17	1,348,039	(13,497)
RUB	133,852,761	Goldman Sachs Bank USA	10/20/17	2,283,690	(34,806)
SGD	145,832,587	Goldman Sachs Bank USA	12/04/17	107,143,183	(439,468)
THB	14,297,612	Deutsche Bank AG	12/04/17	432,835	3,863
TRY	1,090,000	Citibank N.A.	11/15/17	300,646	(1,385)
TWD	5,660,974,151	Societe Generale Paris	12/04/17	187,666,970	428,293

Net Unrealized Depreciation					$(30,210,939)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/17	2	AUD	$199,303	$(3,803)
Euro-Bund Futures	12/07/17	2,297	EUR	437,114,000	(2,335,355)
Put Options on Euro-Bund Futures, Strike EUR 145.000	11/24/17	1,981	EUR	23,414	(1,990)
U.S. Treasury Note 10 Year Futures	12/19/17	9,487	USD	1,188,839,688	(11,828,986)
U.S. Treasury Note 5 Year Futures	12/29/17	11,134	USD	1,308,245,000	(8,317,021)

Futures Contracts—Short
90 Day Eurodollar Futures	12/18/17	(2,093)	USD	(515,505,900)	423,937
90 Day Eurodollar Futures	03/19/18	(996)	USD	(245,040,900)	264,146
90 Day Eurodollar Futures	06/18/18	(1,182)	USD	(290,476,500)	352,578
90 Day Eurodollar Futures	12/17/18	(1,149)	USD	(281,892,788)	64,101
90 Day Eurodollar Futures	03/18/19	(1,515)	USD	(371,515,875)	309,480
90 Day Eurodollar Futures	12/16/19	(703)	USD	(172,138,337)	354,344
Call Options on 10 Year Euro-Bund Futures, Strike EUR 164.500	10/27/17	(525)	EUR	(37,230)	234,186
Canada Government Bond 10 Year Futures	12/18/17	(629)	CAD	(68,205,730)	1,280,612
Euro-BTP Futures	12/07/17	(81)	EUR	(12,920,251)	69,050
Euro-OAT Futures	12/07/17	(2,648)	EUR	(485,537,345)	2,644,287
Euro-Schatz Futures	12/07/17	(1,603)	EUR	(212,439,962)	64,298
Put Options on 10 Year Euro-Bond Futures, Strike EUR 159.500	10/27/17	(600)	EUR	(241,108)	84,494
U.S. Treasury Long Bond Futures	12/19/17	(1,373)	USD	(209,811,563)	2,797,792
United Kingdom Long Gilt Bond Futures	12/27/17	(757)	GBP	(125,661,337)	3,085,823

Net Unrealized Depreciation					$(10,458,027)

BHFTI-343

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Purchased Options

Put Options	Countryparty	Strike Price	Expiration Date	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - Fannie Mae 30 Yr. Pool 3.500%, TBA	JPMorgan Chase Bank N.A.	$75.00	10/05/17	330,000,000	$12,891	$—	$(12,891)

Interest Rate Swaptions	Strike Rate	Countryparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 30-Year Interest Rate Swap	2.930%	Goldman Sachs Bank USA	3M LIBOR	Pay	08/20/18	11,900,000	$1,263,066	$286,766	$(976,300)
Put - OTC - 30-Year Interest Rate Swap	2.905%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	08/20/18	10,200,000	1,020,000	227,500	(792,500)
Put - OTC - 30-Year Interest Rate Swap	2.940%	Goldman Sachs Bank USA	3M LIBOR	Pay	08/20/18	10,400,000	1,017,120	211,972	(805,148)

Totals							$3,300,186	$726,238	$(2,573,948)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Paid	Market Value	Unrealized Depreciation
Put - Eurodollar Futures	$98.250	03/19/18	2,861	$251,899	$160,931	(90,968)
Put - U.S. Treasury Note 05-Year Futures	112.250	11/24/17	5,839	49,865	5,839	(44,026)
Put - U.S. Treasury Note 05-Year Futures	111.750	11/24/17	5,329	45,510	5,329	(40,181)
Put - U.S. Treasury Note 10-Year Futures	114.000	11/24/17	4,760	40,650	4,760	(35,890)
Put - U.S. Treasury Note 10-Year Futures	114.500	11/24/17	1,875	16,013	1,875	(14,138)
Put - U.S. Treasury Note 10-Year Futures	107.500	11/24/17	849	7,250	849	(6,401)
Put - U.S. Treasury Note 10-Year Futures	108.000	11/24/17	62	529	62	(467)

Totals				$411,716	$179,645	$(232,071)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Put/USD Call	USD	0.785	BNP Paribas S.A.	10/23/17	(27,100,000)	$(134,014)	$(180,942)	$(46,928)
USD Call/BRL Put	BRL	3.550	Credit Suisse International	10/02/17	(23,000,000)	(345,000)	—	345,000
USD Call/BRL Put	BRL	4.250	Deutsche Bank AG	11/17/17	(10,900,000)	(318,280)	—	318,280
USD Call/BRL Put	BRL	6.300	Credit Suisse International	01/11/18	(17,700,000)	(942,525)	—	942,525
USD Call/JPY Put	JPY	114.900	Goldman Sachs Bank USA	10/31/17	(15,075,000)	(71,757)	(49,898)	21,859
USD Call/JPY Put	JPY	115.200	JPMorgan Chase Bank N.A.	10/31/17	(60,725,000)	(258,264)	(168,512)	89,752
USD Call/KRW Put	KRW	1,169.000	Societe Generale Paris	11/09/17	(11,800,000)	(80,476)	(80,476)	—
USD Call/KRW Put	KRW	1,168.000	UBS AG Stamford	11/09/17	(24,100,000)	(169,664)	(169,664)	—
USD Call/MXN Put	MXN	18.470	Deutsche Bank AG	10/31/17	(104,300,000)	(803,110)	(829,081)	(25,971)

Totals						$(3,123,090)	$(1,478,573)	$1,644,517

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/10/20	(5,800,000)	$(43,500)	$—	$43,500
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/20	(16,200,000)	(137,080)	—	137,080
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(38,800,000)	(346,040)	—	346,040
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	(225,750)	(17)	225,733
Floor - OTC CPURNSA Index	218.011	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	10/13/20	(18,000,000)	(176,400)	(18)	176,382

Totals						$(928,770)	$(35)	$928,735

BHFTI-344

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - 5 Yr. IRS	2.800%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	08/20/18	USD	(45,000,000)	$(1,003,705)	$(105,673)	$898,032
Put - 5 Yr. IRS	2.800%	Goldman Sachs Bank USA	3M LIBOR	Pay	08/20/18	USD	(98,200,000)	(2,287,027)	(230,603)	2,056,424

Totals								$(3,290,732)	$(336,276)	$2,954,456

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Call - Eurodollar Futures	$98.750	03/19/18	(2,861)	$(303,101)	$(53,644)	$249,457
Put - U.S. Treasury Note 10 Year Futures	124.500	10/27/17	(633)	(142,672)	(138,469)	4,203

Totals				$(445,773)	$(192,113)	$253,660

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M EURIBOR	1.500%	Semi-Annually	03/21/48	EUR	14,400,000	$(545,242)	$(505,179)	$(40,063)
Receive	3M CDOR	1.750%	Semi-Annually	12/16/46	CAD	4,500,000	710,455	(59,367)	769,822
Receive	3M LIBOR	1.250%	Semi-Annually	06/21/20	USD	148,500,000	2,247,503	3,428,221	(1,180,718)
Receive	3M LIBOR	2.000%	Semi-Annually	12/16/19	USD	268,800,000	(1,404,050)	(1,436,878)	32,828
Receive	3M LIBOR	2.500%	Semi-Annually	12/20/27	USD	162,500,000	(2,342,130)	(4,684,007)	2,341,877
Receive	6M LIBOR	0.300%	Semi-Annually	03/18/26	JPY	31,660,000,000	(1,570,263)	(1,465,793)	(104,470)
Receive	6M LIBOR	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(94,449)	(323,144)	228,695
Receive	6M LIBOR	1.000%	Semi-Annually	03/21/23	GBP	92,900,000	1,225,527	(848,058)	2,073,585
Receive	6M LIBOR	1.500%	Semi-Annually	03/21/28	GBP	101,900,000	(265,025)	(3,065,887)	2,800,862
Receive	6M LIBOR	1.750%	Semi-Annually	03/21/48	GBP	21,900,000	(623,527)	(1,176,991)	553,464

Totals							$(2,661,201)	$(10,137,083)	$7,475,882

Centrally Cleared Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Canadian Natural Resources, Ltd. 3.450%, due 11/15/21	(1.000%)	Quarterly	03/20/18	0.104%	USD	3,900,000	$(16,610)	$(24,096)	$7,486

BHFTI-345

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements—(Continued)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Airbus Group Finance B.V. 5.500%, due 09/25/18	1.000%	Quarterly	12/20/17	0.066%	EUR	14,000,000	$35,211	$73,495	$(38,284)
Berkshire Hathaway, Inc. 1.550%, due 02/09/18	1.000%	Quarterly	12/20/21	0.462%	USD	10,500,000	228,932	59,676	169,256
Enbridge, Inc. 3.500%, due 06/10/24	1.000%	Quarterly	12/20/17	0.125%	USD	2,300,000	4,577	9,611	(5,034)
Goldman Sach Group, Inc. 5.950%, due 1/18/18	1.000%	Quarterly	09/20/20	0.371%	USD	22,500,000	411,480	342,311	69,169
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	1.271%	EUR	24,700,000	(360,679)	(1,301,508)	940,829
Volkswagen International Finance N.V. 5.538%, due 05/22/18	1.000%	Quarterly	12/20/17	0.149%	EUR	13,600,000	31,183	103,606	(72,423)

Totals							$350,704	$(712,809)	$1,063,513

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	12/20/19	BNP Paribas S.A.	0.982%	USD	3,200,000	$1,274	$(382,937)	$384,211
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	03/20/20	BNP Paribas S.A.	1.099%	USD	1,600,000	(3,840)	(308,005)	304,165

Totals								$(2,566)	$(690,942)	$688,376

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation(1)
CDX.NA.IG.9.V4	0.553%	Quarterly	12/20/17	JPMorgan Chase Bank N.A.	0.001%	USD	1,928,998	$2,413	$—	$2,413

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-346

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price for All Urban Consumers Non-SeasonallyAdjusted
(EURIBOR)—	Euro InterBank Offered Rate
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate

BHFTI-347

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$—	$2,852,379,720	$10,349,065	$2,862,728,785
U.S. Treasury	—	1,389,029,428	—	1,389,029,428
Total U.S. Treasury & Government Agencies	—	4,241,409,148	10,349,065	4,251,758,213
Total Corporate Bonds & Notes*	—	1,818,966,018	—	1,818,966,018
Total Asset-Backed Securities*	—	920,559,462	—	920,559,462
Total Foreign Government*	—	399,406,778	—	399,406,778
Total Mortgage-Backed Securities*	—	303,079,020	—	303,079,020
Total Municipals	—	44,157,415	—	44,157,415
Total Floating Rate Loan*	—	2,511,685	—	2,511,685
Total Short-Term Investments*	—	1,243,759,041	—	1,243,759,041
Total Purchased Options	179,645	726,238	—	905,883
Total Investments	$179,645	$8,974,574,805	$10,349,065	$8,985,103,515

Secured Borrowings (Liability)	$—	$(336,526,126)	$—	$(336,526,126)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$37,328,237	$—	$37,328,237
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(67,539,176)	—	(67,539,176)
Total Forward Contracts	$—	$(30,210,939)	$—	$(30,210,939)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,029,128	$—	$—	$12,029,128
Futures Contracts (Unrealized Depreciation)	(22,487,155)	—	—	(22,487,155)
Total Futures Contracts	$(10,458,027)	$—	$—	$(10,458,027)
Written Options
Foreign Currency Written Options at Value	$—	$(1,478,573)	$—	$(1,478,573)
Inflation Capped Options at Value	—	(35)	—	(35)
Interest Rate Swaptions at Value	—	(336,276)	—	(336,276)
Options on Exchange-Traded Futures Contracts at Value	(192,113)	—	—	(192,113)
Total Written Options	$(192,113)	$(1,814,884)	$—	$(2,006,997)

BHFTI-348

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,987,873	$—	$9,987,873
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,440,992)	—	(1,440,992)
Total Centrally Cleared Swap Contracts	$—	$8,546,881	$—	$8,546,881
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,687	$—	$3,687
OTC Swap Contracts at Value (Liabilities)	—	(3,840)	—	(3,840)
Total OTC Swap Contracts	$—	$(153)	$—	$(153)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

BHFTI-349

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—92.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—55.1%
Fannie Mae 15 Yr. Pool 3.000%, 10/01/28	741,808	$765,259
3.000%, 11/01/28	192,110	198,183
3.000%, 01/01/29	304,082	313,686
3.000%, 02/01/29	172,678	178,139
3.000%, 02/01/32	509,632	524,492
3.000%, 03/01/32	1,055,348	1,086,959
3.000%, 05/01/32	454,072	467,964
3.000%, 06/01/32	281,808	290,525
3.000%, 07/01/32	7,948,569	8,179,057
3.000%, 08/01/32	511,833	529,013
3.000%, 09/01/32	2,295,838	2,364,492
3.500%, 12/01/25	29,199	30,413
3.500%, 03/01/30	70,408	73,487
3.500%, 10/01/30	152,605	159,589
3.500%, 12/01/30	68,900	72,061
3.500%, 02/01/31	756,056	791,638
4.500%, 12/01/23	38,739	39,618
4.500%, 11/01/25	1,027,962	1,086,104
5.000%, 03/01/23	13,535	14,226
Fannie Mae 20 Yr. Pool 3.500%, 01/01/34	2,494,733	2,607,326
4.000%, 11/01/31	1,590,912	1,693,207
4.000%, 08/01/32	1,260,563	1,341,853
Fannie Mae 30 Yr. Pool 2.500%, 01/01/43	2,952,658	2,872,002
3.000%, 09/01/42	2,852,047	2,877,160
3.000%, 10/01/42	6,167,311	6,221,618
3.000%, 11/01/42	4,366,067	4,404,513
3.000%, 12/01/42	1,465,036	1,477,937
3.000%, 01/01/43	6,591,789	6,649,835
3.000%, 08/01/46	2,427,254	2,436,943
3.000%, 11/01/46	5,971,793	5,995,632
3.000%, 12/01/46	13,928,694	13,984,296
3.500%, 02/01/46	5,791,296	5,974,594
3.500%, TBA (a)	16,500,000	17,009,824
4.000%, 10/01/39	140,239	148,358
4.000%, 08/01/40	11,175	11,821
4.000%, 09/01/40	309,020	326,436
4.000%, 10/01/40	270,838	286,440
4.000%, 11/01/40	6,238,714	6,606,446
4.000%, 12/01/40	66,082	69,927
4.000%, 01/01/41	40,380	42,704
4.000%, 02/01/41	22,549	23,847
4.000%, 08/01/41	39,446	41,708
4.000%, 09/01/41	3,134,802	3,314,921
4.000%, 11/01/41	153,945	162,779
4.000%, 12/01/41	40,015	42,303
4.000%, 01/01/42	375,478	397,032
4.000%, 02/01/42	31,768	33,594
4.000%, 04/01/42	578,973	613,967
4.000%, 05/01/42	30,247	31,985
4.000%, 07/01/42	18,367	19,414
4.000%, 09/01/42	43,436	45,929
4.000%, 10/01/42	830,282	879,102
4.000%, 11/01/42	255,603	270,536

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 04/01/43	310,561	329,366
4.000%, 06/01/43	391,594	414,391
4.000%, 08/01/43	532,689	561,839
4.000%, 09/01/43	2,365,453	2,497,993
4.000%, 02/01/44	150,794	158,970
4.000%, 04/01/44	226,658	238,947
4.000%, 02/01/45	263,353	277,593
4.000%, 06/01/45	642,414	680,238
4.000%, 12/01/45	1,442,824	1,519,556
4.000%, 02/01/46	593,683	628,546
4.000%, 03/01/46	308,612	325,076
4.000%, 05/01/46	76,232	80,286
4.000%, 06/01/47	680,410	716,736
4.000%, 07/01/47	1,796,202	1,892,104
4.000%, TBA (a)	700,000	737,023
4.500%, 12/01/40	2,320,328	2,511,991
4.500%, 07/01/41	353,392	383,494
4.500%, 08/01/41	200,253	217,312
4.500%, 11/01/41	4,884,138	5,300,246
4.500%, 09/01/42	1,443,961	1,566,708
4.500%, 12/01/43	348,538	374,799
4.500%, 10/01/44	2,315,219	2,516,459
4.500%, 02/01/45	857,680	929,804
5.000%, 04/01/41	27,773	30,290
5.000%, 06/01/41	54,129	59,128
5.000%, 08/01/41	121,949	133,167
5.500%, 03/01/41	434,190	486,736
6.000%, 01/01/34	102,317	116,884
6.000%, 08/01/34	172,305	197,021
6.000%, 10/01/34	173,434	200,353
6.000%, 11/01/34	140,988	161,085
6.000%, 01/01/35	172,997	196,142
6.000%, 04/01/35	260,817	298,310
6.000%, 06/01/36	410,899	469,655
6.000%, 05/01/37	591,253	670,520
6.000%, 09/01/37	37,806	42,730
6.000%, 10/01/37	482,810	557,113
6.000%, 01/01/38	471,394	544,734
6.000%, 03/01/38	163,617	188,314
6.000%, 07/01/38	88,876	102,473
6.000%, 01/01/40	444,799	515,299
6.000%, 05/01/40	635,822	737,020
6.000%, 07/01/41	609,056	690,309
6.000%, 01/01/42	60,690	70,024
6.500%, 07/01/32	118,448	134,589
6.500%, 12/01/32	34,988	39,935
6.500%, 07/01/35	40,973	46,710
6.500%, 12/01/35	366,635	419,558
6.500%, 08/01/36	614,362	697,521
Fannie Mae ARM Pool 2.588%, 12M USD LIBOR + 1.722%, 06/01/42 (b)	107,602	111,075
2.688%, 12M USD LIBOR + 1.818%, 02/01/42 (b)	556,638	577,784

BHFTI-350

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.943%, 12M USD LIBOR + 1.815%, 11/01/40 (b)	38,020	$39,791
3.023%, 12M USD LIBOR + 1.818%, 09/01/41 (b)	65,970	68,873
3.029%, 12M USD LIBOR + 1.805%, 10/01/41 (b)	35,795	37,356
3.246%, 12M USD LIBOR + 1.818%, 07/01/41 (b)	85,807	89,794
3.375%, 12M USD LIBOR + 1.830%, 10/01/41 (b)	57,402	60,034
3.557%, 12M USD LIBOR + 1.800%, 07/01/41 (b)	97,383	101,573
Fannie Mae Grantor Trust 2.898%, 06/25/27	12,397,345	12,344,502
Fannie Mae Pool 3.000%, 08/01/27	170,545	174,986
3.000%, 10/01/27	280,828	288,130
3.000%, 11/01/27	100,391	103,003
3.000%, 12/01/27	141,823	145,504
3.000%, 01/01/28	132,566	136,021
3.000%, 02/01/28	122,519	125,708
3.000%, 03/01/28	136,661	140,214
3.000%, 04/01/28	122,689	125,877
3.000%, 05/01/28	137,087	140,657
3.000%, 06/01/28	133,067	136,514
3.000%, 07/01/28	119,295	122,385
3.000%, 08/01/28	139,883	143,507
3.000%, 09/01/28	151,156	155,068
3.000%, 01/01/29	141,238	144,891
3.000%, 03/01/29	131,276	134,672
3.500%, 10/01/56	2,597,728	2,681,722
6.415%, 02/01/39	387,049	419,858
6.500%, 08/01/39	2,014,967	2,336,669
Fannie Mae REMICS (CMO) 2.157%, 1M LIBOR + 0.920%, 03/25/36 (b)	450,871	461,293
2.167%, 1M LIBOR + 0.930%, 06/25/36 (b)	709,338	728,390
3.000%, 05/25/46	5,778,403	5,888,342
3.500%, 08/25/26	5,811,435	6,090,762
4.250%, 03/25/42	1,972,545	2,073,203
4.500%, 09/25/25	3,090,000	3,317,211
4.750%, 01/25/41	437,092	479,657
4.963%, -1 x 1M LIBOR + 6.200%, 06/25/45 (b) (c)	2,707,211	440,788
5.000%, 12/25/23	230,418	241,918
5.000%, 12/25/34	371,383	409,412
5.000%, 03/25/35	298,485	329,098
5.000%, 08/25/39	494,782	545,490
5.000%, 02/25/41	237,894	249,296
5.000%, 05/15/41	807,897	967,358
5.313%, -1 x 1M LIBOR + 6.550%, 06/25/41 (b) (c)	667,380	97,052
5.313%, -1 x 1M LIBOR + 6.550%, 11/25/41 (b) (c)	997,633	179,209

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO) 5.363%, -1 x 1M LIBOR + 6.600%, 08/25/39 (b) (c)	512,090	69,957
5.373%, -1 x 1M LIBOR + 6.610%, 04/25/41 (b) (c)	738,958	108,042
5.500%, 05/25/34	74,454	74,674
5.500%, 07/25/34	170,209	177,078
5.500%, 06/25/35	202,510	217,382
5.500%, 08/25/35	1,298,407	1,425,585
6.000%, 06/25/45 (c)	858,353	204,506
Freddie Mac 15 Yr. Gold Pool 2.500%, 07/01/31	404,245	407,468
3.000%, 02/01/31	3,000,448	3,086,221
3.000%, 04/01/31	3,346,909	3,445,462
3.000%, 05/01/31	1,920,744	1,978,698
3.000%, 06/01/31	2,171,174	2,236,641
3.000%, 02/01/32	600,232	617,472
4.000%, 06/01/24	316,763	331,910
4.000%, 07/01/24	249,737	261,700
4.000%, 09/01/25	214,294	224,547
6.000%, 01/01/24	288,599	309,435
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,457,546	1,523,386
3.500%, 06/01/32	3,998,471	4,179,664
3.500%, 02/01/34	5,616,565	5,874,737
4.000%, 06/01/33	1,739,279	1,851,076
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	211,753	213,901
3.000%, 01/01/43	238,986	241,267
3.000%, 02/01/43	1,209,743	1,221,234
3.000%, 03/01/43	12,259,496	12,376,763
3.000%, 06/01/43	3,917,409	3,949,248
3.500%, 04/01/40	435,001	450,852
3.500%, 05/01/40	519,608	538,564
3.500%, 06/01/40	858,919	890,253
3.500%, 07/01/40	208,540	216,143
3.500%, 08/01/40	384,551	398,568
3.500%, 09/01/40	327,975	339,926
3.500%, 10/01/40	243,924	252,809
3.500%, 11/01/40	278,231	288,367
3.500%, 12/01/40	350,177	362,949
3.500%, 04/01/42	813,984	846,881
3.500%, 07/01/42	151,105	156,625
3.500%, 08/01/42	62,691	64,977
3.500%, 09/01/42	53,388	55,309
3.500%, 10/01/42	1,989,677	2,062,355
3.500%, 01/01/43	900,188	933,066
3.500%, 02/01/43	398,857	413,424
3.500%, 04/01/43	7,156,441	7,417,415
3.500%, 05/01/43	595,833	617,599
3.500%, 11/01/44	576,438	594,993
3.500%, 04/01/46	2,532,792	2,631,043
3.500%, 05/01/46	1,805,397	1,874,437
3.500%, 07/01/46	2,504,293	2,590,781
3.500%, 08/01/46	427,799	442,574
4.000%, 11/01/41	18,644	19,785

BHFTI-351

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 09/01/42	141,159	$150,056
4.000%, 10/01/42	132,990	140,807
4.000%, 11/01/42	576,539	612,726
4.000%, 12/01/42	230,505	244,609
4.000%, 01/01/43	52,691	55,639
4.000%, 02/01/43	296,000	314,081
4.000%, 03/01/43	123,188	130,496
4.000%, 04/01/43	52,555	55,765
4.000%, 05/01/43	611,733	648,931
4.000%, 06/01/43	51,572	54,722
4.000%, 07/01/43	517,807	550,000
4.000%, 08/01/43	396,503	421,063
4.000%, 09/01/43	671,910	712,957
4.000%, 10/01/43	627,498	666,751
4.000%, 11/01/43	29,065	30,689
4.000%, 01/01/44	747,342	794,346
4.000%, 02/01/44	99,516	105,289
4.000%, 03/01/44	63,472	67,560
4.000%, 04/01/44	84,383	89,826
4.000%, 12/01/44	17,870	18,822
4.000%, 01/01/45	669,978	705,650
4.000%, 12/01/45	723,656	763,655
4.000%, 07/01/47	5,286,841	5,569,145
4.500%, 05/01/39	137,803	149,093
4.500%, 07/01/40	2,710,586	2,916,649
4.500%, 09/01/40	1,191,062	1,289,724
4.500%, 02/01/41	98,172	106,408
4.500%, 08/01/41	1,067,555	1,155,376
4.500%, 09/01/41	114,506	124,715
4.500%, 10/01/41	242,290	264,360
4.500%, 02/01/44	49,229	52,779
5.000%, 01/01/35	227,440	249,499
5.000%, 05/01/35	126,387	138,665
5.000%, 07/01/35	1,576,106	1,729,396
5.000%, 11/01/35	1,411,856	1,564,435
5.000%, 06/01/41	2,359,452	2,619,800
5.000%, 07/01/41	578,799	635,559
5.500%, 03/01/34	1,718,621	1,924,423
5.500%, 07/01/35	1,185,257	1,326,775
Freddie Mac ARM Non-Gold Pool 3.045%, 12M USD LIBOR + 1.880%, 10/01/41 (b)	536,310	558,592
3.110%, 12M USD LIBOR + 1.757%, 09/01/41 (b)	598,528	622,861
3.215%, 12M USD LIBOR + 1.880%, 04/01/41 (b)	56,384	59,012
3.221%, 12M USD LIBOR + 1.880%, 09/01/41 (b)	65,361	68,231
3.275%, 12M USD LIBOR + 1.910%, 06/01/41 (b)	70,339	73,592
3.414%, 12M USD LIBOR + 1.750%, 12/01/40 (b)	1,803,338	1,880,806
3.422%, 12M USD LIBOR + 1.910%, 05/01/41 (b)	59,834	62,768

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
3.545%, 12M USD LIBOR + 1.879%, 10/01/42 (b)	336,967	353,536
3.603%, 12M USD LIBOR + 1.910%, 05/01/41 (b)	83,362	87,532
3.654%, 12M USD LIBOR + 1.910%, 06/01/41 (b)	80,983	85,026
Freddie Mac Multifamily Aggregation Risk Transfer Trust 1.556%, 1M LIBOR + 0.320%, 02/25/20 (b)	11,611,000	11,635,960
Freddie Mac Multifamily Structured Pass-Through Certificates 4.084%, 11/25/20 (b)	980,000	1,036,170
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.883%, 05/25/19	4,452,000	4,456,998
2.086%, 03/25/19	4,570,000	4,586,923
2.313%, 03/25/20	1,469,000	1,479,960
2.323%, 10/25/18	2,515,913	2,527,428
2.412%, 08/25/18	1,288,588	1,292,749
2.566%, 09/25/20 (b)	697,000	706,582
2.669%, 02/25/23	3,773,013	3,839,233
2.776%, 03/25/23	4,302,769	4,390,101
2.991%, 09/25/21	1,224,000	1,262,220
3.016%, 02/25/23	6,478,262	6,641,212
3.090%, 08/25/22 (b)	29,800,000	30,866,432
3.974%, 01/25/21 (b)	17,750,000	18,783,787
Freddie Mac REMICS (CMO) 1.634%, 1M LIBOR + 0.400%, 03/15/34 (b)	425,352	425,197
2.134%, 1M LIBOR + 0.900%, 02/15/33 (b)	268,950	274,210
3.500%, 02/15/26	2,500,000	2,621,091
3.500%, 05/15/26	1,782,000	1,866,589
3.500%, 11/15/31	2,585,496	2,695,195
4.000%, 01/15/41	10,003,560	10,765,360
4.250%, 03/15/40	3,979,032	4,177,667
4.500%, 12/15/26	1,746,233	1,872,432
4.500%, 09/15/27	1,086,455	1,116,782
4.500%, 02/15/41	40,707	43,736
5.000%, 10/15/34	447,504	489,632
5.000%, 12/15/37	143,010	154,067
5.000%, 03/15/41	500,000	556,259
5.000%, 04/15/41	720,055	833,351
5.500%, 05/15/34	2,326,318	2,570,707
5.500%, 11/15/36	760,882	842,446
5.500%, 06/15/41	4,220,000	4,715,450
Ginnie Mae I 30 Yr. Pool 3.000%, 05/15/42	642,482	653,282
3.000%, 04/15/43	232,178	236,483
3.000%, 05/15/43	287,483	292,784
3.000%, 03/15/45	108,960	110,459
3.500%, 11/15/41	329,061	345,540
3.500%, 02/15/42	312,919	328,581
3.500%, 03/15/42	307,959	322,135
3.500%, 05/15/42	1,050,148	1,097,940

BHFTI-352

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 3.500%, 06/15/42	696,541	$726,719
4.000%, 09/15/40	1,850,796	1,982,738
4.000%, 10/15/40	151,951	160,991
4.000%, 03/15/41	770,168	816,383
4.000%, 06/15/41	33,011	35,008
4.000%, 09/15/41	181,396	192,416
4.000%, 10/15/41	934,657	995,660
4.000%, 11/15/41	270,880	286,539
4.000%, 12/15/41	818,469	871,935
4.000%, 01/15/42	48,524	51,666
4.000%, 02/15/42	49,653	52,675
4.000%, 03/15/42	228,826	243,043
4.000%, 11/15/42	49,707	52,665
4.000%, 01/15/43	57,326	60,850
4.500%, 08/15/39	2,291,296	2,479,234
4.500%, 06/15/40	726,898	780,077
4.500%, 07/15/40	155,238	167,497
4.500%, 03/15/41	821,123	883,450
4.500%, 04/15/41	71,790	77,407
5.000%, 03/15/39	89,430	99,382
5.000%, 07/15/39	183,964	202,545
5.000%, 08/15/39	160,383	178,018
5.000%, 09/15/39	114,347	127,034
5.000%, 04/15/40	53,866	59,243
5.000%, 08/15/40	193,815	213,539
5.000%, 04/15/41	133,963	148,824
5.000%, 09/15/41	105,917	116,567
5.500%, 10/15/39	24,346	27,161
6.000%, 06/15/36	1,018,874	1,159,737
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	1,380,137	1,407,018
3.000%, 03/20/43	1,257,476	1,283,013
3.000%, 06/20/47	28,311,627	28,738,324
3.500%, 12/20/42	546,429	571,116
3.500%, 04/20/46	92,862	97,147
3.500%, 05/20/46	3,826,169	4,002,154
3.500%, 06/20/46	7,265,886	7,599,152
4.000%, 09/20/39	196,593	209,605
4.000%, 10/20/40	27,188	28,865
4.000%, 11/20/40	1,910,820	2,022,604
4.000%, 10/20/41	2,373,376	2,516,795
4.000%, 11/20/41	885,297	938,792
4.000%, 04/20/42	1,160,988	1,231,201
4.000%, 06/20/42	86,542	91,789
4.000%, 08/20/44	322,994	342,657
4.000%, 10/20/44	2,354,089	2,497,044
4.000%, 11/20/44	5,212,920	5,519,718
4.000%, 12/20/44	132,526	140,318
4.500%, 02/20/40	205,254	220,674
4.500%, 09/20/40	22,046	23,711
Ginnie Mae II Pool 4.313%, 08/20/61 (b)	552,871	561,583
4.502%, 12/20/61 (b)	7,046,042	7,219,759
4.690%, 01/20/62 (b)	2,557,713	2,617,729
5.470%, 08/20/59 (b)	11,496	11,732

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 1.531%, 1M USD LIBOR + 0.300%, 08/20/60 (b)	207,179	205,937
1.531%, 1M USD LIBOR + 0.300%, 09/20/60 (b)	238,644	236,824
1.566%, 1M LIBOR + 0.330%, 07/20/60 (b)	255,296	253,532
1.580%, 1Y CMT + 0.350%, 08/20/66 (b)	6,670,605	6,690,744
1.650%, 01/20/63	1,367,056	1,360,520
1.650%, 1Y CMT + 0.500%, 05/20/66 (b)	7,025,869	7,070,782
1.716%, 1M LIBOR + 0.480%, 01/20/38 (b)	48,542	48,727
1.721%, 1M USD LIBOR + 0.490%, 02/20/61 (b)	306,359	306,322
1.731%, 1M USD LIBOR + 0.500%, 12/20/60 (b)	564,846	564,956
1.731%, 1M USD LIBOR + 0.500%, 02/20/61 (b)	91,497	91,508
1.731%, 1M USD LIBOR + 0.500%, 04/20/61 (b)	194,310	194,350
1.731%, 1M USD LIBOR + 0.500%, 05/20/61 (b)	389,303	388,900
1.736%, 1M LIBOR + 0.500%, 07/20/37 (b)	197,529	198,431
1.750%, 03/20/63	6,845,313	6,810,901
1.761%, 1M LIBOR + 0.530%, 06/20/61 (b)	263,015	263,279
1.764%, 1M LIBOR + 0.530%, 12/16/39 (b)	183,888	185,148
1.831%, 1M USD LIBOR + 0.600%, 10/20/61 (b)	920,846	923,665
1.834%, 1M LIBOR + 0.600%, 11/16/39 (b)	248,743	250,665
1.861%, 1M USD LIBOR + 0.630%, 01/20/62 (b)	915,608	918,502
1.861%, 1M USD LIBOR + 0.630%, 03/20/62 (b)	579,658	581,881
1.881%, 1M USD LIBOR + 0.650%, 05/20/61 (b)	963,318	965,297
1.881%, 1M USD LIBOR + 0.650%, 11/20/65 (b)	1,495,567	1,500,421
1.931%, 1M USD LIBOR + 0.700%, 11/20/61 (b)	843,711	848,199
1.931%, 1M USD LIBOR + 0.700%, 01/20/62 (b)	589,497	592,622
2.500%, 06/20/63	31,845,166	32,012,853
2.500%, 05/20/65	5,186,336	5,216,819
2.500%, 06/20/65	1,354,808	1,362,441
2.750%, 02/20/64	7,532,877	7,628,036
2.750%, 05/20/64	1,580,593	1,592,418
3.500%, 11/20/36 (c)	205,704	14,547
3.500%, 09/20/63	3,013,141	3,082,518
4.000%, 12/20/40	5,102,174	5,432,107

BHFTI-353

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 4.500%, 05/16/40	80,000	$86,305
4.500%, 05/20/40 (c)	33,872	3,139
4.500%, 12/20/40	1,812,285	1,947,629
4.864%, -1 x 1M LIBOR + 6.100%, 07/20/41 (b) (c)	268,739	41,726
5.000%, 12/20/39	3,984,995	4,522,547
5.000%, 03/20/40	3,190,000	3,596,905
5.010%, 09/20/60 (b)	2,526,811	2,598,582
5.150%, 08/20/60	2,113,659	2,183,676
5.296%, 07/20/60 (b)	2,735,378	2,830,917
5.500%, 04/20/34	156,604	199,719
7.019%, -1 x 1M LIBOR + 8.667%, 04/20/39 (b)	1,424,825	1,481,862
7.152%, -1 x 1M LIBOR + 8.800%, 08/20/39 (b)	3,408,906	3,611,271

		613,354,347

Federal Agencies—2.9%
Federal Home Loan Mortgage Corp. 6.250%, 07/15/32	7,568,000	10,640,744
6.750%, 03/15/31	481,000	691,490
Federal National Mortgage Association 1.500%, 11/30/20	2,000	1,987
2.625%, 09/06/24	7,000,000	7,160,916
6.625%, 11/15/30	1,430,000	2,024,006
Tennessee Valley Authority 5.250%, 09/15/39	557,000	730,414
5.500%, 06/15/38	6,117,000	8,192,963
5.880%, 04/01/36	2,127,000	2,938,638

		32,381,158

U.S. Treasury—34.1%
U.S. Treasury Bonds 2.500%, 02/15/46	5,001,000	4,650,735
2.750%, 08/15/47	1,500,000	1,467,422
2.875%, 08/15/45	22,188,000	22,283,339
3.000%, 11/15/44	9,140,000	9,415,985
3.000%, 11/15/45	9,700,000	9,977,738
3.000%, 02/15/47	12,421,000	12,776,648
3.000%, 05/15/47	900,000	926,086
3.625%, 02/15/44 (d)	48,959,000	56,255,039
4.375%, 05/15/40	7,000,000	8,923,633
4.375%, 05/15/41	8,966,000	11,469,125
4.750%, 02/15/37	9,327,000	12,385,964
5.000%, 05/15/37	6,500,000	8,884,180
5.250%, 02/15/29	17,205,000	22,158,830
6.125%, 08/15/29	5,339,000	7,410,574
U.S. Treasury Inflation Indexed Bonds 1.000%, 02/15/46 (e)	6,310,297	6,401,734
U.S. Treasury Notes 1.125%, 09/30/21	15,000	14,606
1.375%, 09/15/20 (f)	1,845,000	1,832,244
1.500%, 08/15/26	4,153,000	3,888,733

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.625%, 08/31/22	2,000,000	1,972,500
1.750%, 06/30/22	10,397,000	10,321,053
1.875%, 07/31/22	12,000,000	11,973,750
2.000%, 12/31/21	788,000	792,894
2.000%, 07/31/22	5,828,000	5,850,538
2.000%, 09/30/24	65,347,000	65,173,422
2.000%, 08/15/25	18,254,000	17,941,685
2.000%, 11/15/26	12,243,000	11,930,708
2.125%, 07/31/24	35,203,000	35,152,121
2.125%, 05/15/25	4,271,000	4,243,305
2.250%, 02/15/27	1,000,000	993,945
2.250%, 08/15/27	4,000,000	3,972,812
2.375%, 05/15/27	8,500,000	8,535,195

		379,976,543

Total U.S. Treasury & Government Agencies (Cost $1,026,377,795)		1,025,712,048

Foreign Government—4.0%

Sovereign—4.0%
Hashemite Kingdom of Jordan Government AID Bonds 3.000%, 06/30/25	5,389,000	5,655,005
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	16,456,698
5.500%, 12/04/23	8,920,000	10,573,110
5.500%, 04/26/24	1,900,000	2,277,474
Ukraine Government AID Bonds 1.471%, 09/29/21	9,388,000	9,201,930

Total Foreign Government (Cost $46,344,263)		44,164,217

Asset-Backed Securities—2.2%

Asset-Backed - Other—0.4%
Nationstar HECM Loan Trust 1.968%, 05/25/27 (144A)	5,096,351	5,097,421

Asset-Backed - Student Loan—1.8%
Goal Capital Funding Trust 1.487%, 3M USD LIBOR + 0.170%, 05/28/30 (b)	1,257,393	1,256,660
Illinois Student Assistance Commission 2.364%, 3M USD LIBOR + 1.050%, 04/25/22 (b)	452,292	454,028
Navient Student Loan Trust 1.537%, 1M USD LIBOR + 0.300%, 07/26/66 (144A) (b)	3,230,795	3,231,149
1.637%, 1M USD LIBOR + 0.400%, 07/26/66 (144A) (b)	6,524,326	6,532,343
1.657%, 1M USD LIBOR + 0.420%, 08/27/29 (b)	4,391,000	4,403,350

BHFTI-354

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Navient Student Loan Trust
1.837%, 1M USD LIBOR + 0.600%, 07/26/66 (144A) (b)	3,846,000	$3,872,878

		19,750,408

Total Asset-Backed Securities (Cost $24,805,645)		24,847,829

Mortgage-Backed Securities—1.4%

Collateralized Mortgage Obligations—0.7%
National Credit Union Administration Guaranteed Notes Trust
1.604%, 1M LIBOR + 0.370%, 11/06/17 (b)	974,404	974,580
1.611%, 1M LIBOR + 0.380%, 03/06/20 (b)	7,574	7,575
1.681%, 1M LIBOR + 0.450%, 01/08/20 (b)	5,350,315	5,366,174
Nomura Resecuritization Trust 3.418%, 03/26/37 (144A) (b)	675,248	677,662
RBSSP Resecuritization Trust 3.166%, 07/26/45 (144A) (b)	950,297	958,828
Thornburg Mortgage Securities Trust
1.877%, 1M USD LIBOR + 0.640%, 09/25/43 (b)	352,790	340,769

		8,325,588

Commercial Mortgage-Backed Securities—0.7%
GS Mortgage Securities Trust 2.045%, 03/10/50	4,002,788	4,003,025
SCG Trust
2.877%, 1M LIBOR + 1.650%, 11/15/26 (144A) (b)	3,750,000	3,677,596

		7,680,621

Total Mortgage-Backed Securities (Cost $16,103,252)		16,006,209

Corporate Bonds & Notes—1.4%

Diversified Financial Services—0.6%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,560,838

Sovereign—0.8%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	9,068,905

Total Corporate Bonds & Notes (Cost $16,500,843)		15,629,743

Short-Term Investment—0.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $4,001,586 on 10/02/17, collateralized by $4,045,000 U.S. Treasury Note at 2.000% due 11/30/22 with a value of $4,084,495.	4,001,546	4,001,546

Total Short-Term Investments (Cost $4,001,546)		4,001,546

Securities Lending Reinvestments (g)—0.6%

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $92,765 on 10/02/17, collateralized by $154,264 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $94,612.	92,757	92,757
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,200,105 on 10/02/17, collateralized by $1,221,609 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $100,010 on 10/02/17, collateralized by $100,591 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $102,000.	100,000	100,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $900,094 on 10/02/17, collateralized by $916,721 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $918,000.	900,000	900,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $100,010 on 10/02/17, collateralized by $100,496 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $102,000.	100,000	100,000

BHFTI-355

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $600,051 on 10/02/17, collateralized by $575,576 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $612,467.	600,000	$600,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $100,009 on 10/02/17, collateralized by $95,929 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $102,078.	100,000	100,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,500,148 on 10/02/17, collateralized by $2,526,447 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $1,530,002.	1,500,000	1,500,000

		5,592,757

Time Deposits—0.1%
ABN AMRO Bank NV 1.060%, 10/02/17	200,000	200,000
Credit Agricole S.A. 1.080%, 10/02/17	78,755	78,755
Credit Industriel et Commercial 1.100%, 10/02/17	200,000	200,000
DZ Bank AG 1.060%, 10/02/17	200,000	200,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	77,180	77,180
Landesbank Hessen-Thuringen 1.170%, 10/02/17	94,546	94,546
Nordea Bank New York 1.050%, 10/02/17	200,000	200,000
Standard Chartered plc 1.200%, 10/02/17	100,000	100,000

Time Deposits—(Continued)
Svenska 1.050%, 10/02/17	200,000	200,000

		1,350,481

Total Securities Lending Reinvestments (Cost $6,943,238)		6,943,238

Total Purchased Options—0.0% (Cost $64,000)		67,377

Total Investments—102.1% (Cost $1,141,140,582)		1,137,372,207
Other assets and liabilities (net)—(2.1)%		(23,872,462)

Net Assets—100.0%		$1,113,499,745

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $325,174.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $1,832,244 and the collateral received consisted of cash in the amount of $6,943,238. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $24,047,877, which is 2.2% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(LIBOR)—	London InterBank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-356

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.000%	TBA	$(13,700,000)	$(14,087,238)	$(14,076,750)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
U.S. Treasury Long Bond Futures	12/19/17	43	USD	6,570,938	$(77,692)
U.S. Treasury Note 10 Year Futures	12/19/17	105	USD	13,157,812	(113,736)
U.S. Treasury Note 2 Year Futures	12/29/17	63	USD	13,589,297	(38,513)
U.S. Treasury Note 5 Year Futures	12/29/17	70	USD	8,225,000	(71,781)

Net Unrealized Depreciation					$(301,722)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 3M LIBOR Interest Rate Swap	1.960%	JPMorgan Chase Bank N.A.	3M LIBOR	Pay	11/30/17	4,000,000	$32,000	$60,095	28,095
Put - OTC - 3M LIBOR Interest Rate Swap	1.960%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	11/30/17	4,000,000	$32,000	$7,282	(24,718)

Totals							$64,000	$67,377	$3,377

(USD)—	United States Dollar

BHFTI-357

Brighthouse Funds Trust I

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,025,712,048	$—	$1,025,712,048
Total Foreign Government*	—	44,164,217	—	44,164,217
Total Asset-Backed Securities*	—	24,847,829	—	24,847,829
Total Mortgage-Backed Securities*	—	16,006,209	—	16,006,209
Total Corporate Bonds & Notes*	—	15,629,743	—	15,629,743
Total Short-Term Investment*	—	4,001,546	—	4,001,546
Purchased Options	—	67,377	—	67,377
Total Securities Lending Reinvestments*	—	6,943,238	—	6,943,238
Total Investments	$—	$1,137,372,207	$—	$1,137,372,207

Collateral for Securities Loaned (Liability)	$—	$(6,943,238)	$—	$(6,943,238)
TBA Forward Sales Commitments	$—	$(14,076,750)	$—	$(14,076,750)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(301,722)	$—	$—	$(301,722)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-358

Brighthouse Funds Trust I

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—85.0% of Net Assets

Security Description	Shares	Value

Investment Company Securities—85.0%
Fidelity Blue Chip Growth Fund (a)	446,389	$37,416,292
Fidelity Blue Chip Value Fund (a)	191,165	3,567,145
Fidelity Conservative Income Bond Fund (a)	3,380,606	33,941,287
Fidelity Contrafund (a)	25,896	3,138,542
Fidelity Corporate Bond Fund (a)	2,246,765	26,129,880
Fidelity Diversified International Fund (a)	237,213	9,649,837
Fidelity Equity Dividend Income Fund (a)	1,033,944	29,715,538
Fidelity Floating Rate High Income Fund (a)	1,629,125	15,688,471
Fidelity Inflation Protected Bond Index Fund (a)	212,709	2,090,926
Fidelity International Small Cap Fund (a)	419,737	12,315,097
Fidelity International Small Cap Opportunities Fund (a)	762,933	14,091,373
Fidelity Japan Smaller Companies Fund (a)	476,018	8,663,526
Fidelity Large Cap Stock Fund (a)	980,259	31,681,987
Fidelity Nordic Fund (a)	18,563	1,000,929
Fidelity OTC Portfolio (a)	163,988	17,080,961
Fidelity Overseas Fund (a)	1,634,535	81,072,938
Fidelity Stock Selector Large Cap Value Fund (a)	596,763	11,988,974
Fidelity Total Bond Fund (a)	13,587,493	145,522,049
Fidelity Value Discovery Fund (a)	1,085,509	30,112,022
iShares 20+ Year Treasury Bond ETF (b)	69,495	8,670,196
iShares Core MSCI Europe ETF (b)	50,961	2,531,743
iShares Core U.S. Aggregate Bond ETF	665,408	72,922,063
iShares iBoxx $ Investment Grade Corporate Bond ETF	183,396	22,233,097
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	80,470	9,368,317
iShares PHLX Semiconductor ETF (b)	34,804	5,518,870
iShares Residential Real Estate Capped ETF (b)	20,005	1,272,118
iShares U.S. Financial Services ETF (b)	70,195	8,413,573
iShares U.S. Healthcare Providers ETF (b)	29,307	4,329,816
iShares U.S. Medical Devices ETF (b)	44,471	7,427,991
iShares U.S. Technology ETF (b)	72,894	10,928,269
PowerShares DB Commodity Index Tracking ETF (b) (c)	447,611	6,893,209
SPDR S&P Biotech ETF (b)	158,697	13,738,399
SPDR S&P Insurance ETF	41,026	3,691,930
VanEck Vectors Fallen Angel High Yield Bond ETF (b)	152,819	4,631,944
VanEck Vectors Oil Services ETF (b)	109,355	2,850,885
Vanguard Consumer Discretionary ETF (b)	70,044	10,040,107
Vanguard FTSE Developed Markets ETF (b)	174,423	7,571,702
Vanguard Health Care ETF (b)	11,333	1,725,789
Vanguard Industrials ETF (b)	141,456	18,991,883
Vanguard Materials ETF	43,243	5,557,590
Vanguard Value ETF	307,824	30,726,992
WisdomTree Europe Hedged Equity Fund	143,159	9,262,387
WisdomTree Japan Hedged Equity Fund (b)	174,299	9,534,155

Total Mutual Funds (Cost $730,750,465)		793,700,799

Short-Term Investment—14.2%
Security Description	Principal Amount*	Value

Repurchase Agreement—14.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $132,567,152 on 10/02/17, collateralized by $137,660,000 U.S. Treasury Note at 1.125% due 02/28/21 with a value of $135,218,875.	132,565,826	132,565,826

Total Short-Term Investments (Cost $132,565,826)		132,565,826

Securities Lending Reinvestments (d)—7.4%

Certificates of Deposit—3.0%
Bank of China, Ltd. 1.540%, 10/23/17	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (e)	2,000,000	2,000,928
Branch Banking & Trust Co. 1.140%, 10/04/17	2,000,000	1,999,998
China Construction Bank 1.440%, 10/11/17	1,000,000	1,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	1,000,000	1,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	500,000	500,050
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (e)	1,500,000	1,500,105
1.494%, 1M LIBOR + 0.260%, 10/16/17 (e)	1,000,000	1,000,048
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
Industrial & Commercial Bank of China, Ltd. 1.440%, 10/16/17	1,000,000	999,997
KBC Bank NV Zero Coupon, 11/22/17	1,494,652	1,497,465
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (e)	1,000,000	1,000,025
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (e)	1,000,000	999,965
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (e)	2,000,000	2,000,064
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (e)	1,000,000	1,000,082
Standard Chartered plc 1.460%, 02/02/18	500,000	500,126

BHFTI-359

Brighthouse Funds Trust I

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (e)	1,000,000	$1,000,104
1.462%, 3M LIBOR + 0.150%, 02/08/18 (e)	1,000,000	999,954
Sumitomo Mitsui Trust Bank, Ltd., New York 1.495%, 1M LIBOR + 0.260%, 10/11/17 (e)	2,500,000	2,500,095
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (e)	900,000	900,217

		28,399,215

Commercial Paper—0.7%
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (e)	2,000,000	2,000,108
Kells Funding LLC 1.400%, 03/01/18	496,442	496,988
Sheffield Receivables Co. 1.370%, 12/07/17	996,956	997,500
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (e)	2,500,000	2,500,580

		5,995,176

Master Demand Notes—0.2%
Natixis Financial Products LLC 1.410%, OBFR + 0.250%, 10/02/17 (e)	1,500,000	1,500,000

Repurchase Agreements—2.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,189,561 on 10/02/17, collateralized by $1,978,177 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,213,246.	1,189,457	1,189,457
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $4,200,368 on 10/02/17, collateralized by $4,275,632 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% – 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $4,284,001.	4,200,000	4,200,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $2,032,490 on 01/02/18, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $500,050 on 10/02/17, collateralized by $502,955 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $510,002.	500,000	500,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $400,042 on 10/02/17, collateralized by $401,983 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $408,001.	400,000	400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,900,302 on 10/02/17, collateralized by $2,953,880 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,958,001.	2,900,000	2,900,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,507,980 on 01/02/18, collateralized by $8,076 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,667,303.	1,500,000	1,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $2,000,170 on 10/02/17, collateralized by $1,918,585 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $2,041,555.	2,000,000	2,000,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $400,034 on 10/02/17, collateralized by $383,717 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $408,311.	400,000	400,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $5,017,833 on 10/06/17, collateralized by $4,796,463 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $5,103,888.	5,000,000	5,000,000

BHFTI-360

Brighthouse Funds Trust I

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $816,454 on 01/02/18, collateralized by various Common Stock with a value of $880,000.	800,000	$800,000

		20,889,457

Time Deposits—1.3%
ABN AMRO Bank NV 1.060%, 10/02/17	3,000,000	3,000,000
Australia New Zealand Bank 1.070%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	200,000	200,000
DZ Bank AG 1.060%, 10/02/17	3,000,000	3,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	200,000	200,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	300,000	300,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Standard Chartered plc 1.200%, 10/02/17	300,000	300,000
Svenska 1.050%, 10/02/17	3,000,000	3,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $68,781,064)		68,783,848

Total Investments—106.6% (Cost $932,097,355)		995,050,473
Other assets and liabilities (net)—(6.6)%		(61,305,844)

Net Assets—100.0%		$933,744,629

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $67,509,818 and the collateral received consisted of cash in the amount of $68,777,506. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London InterBank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	12/15/17	350	USD	34,622,000	$504,555
MSCI Emerging Markets Index Mini Futures	12/15/17	288	USD	15,685,920	(103,218)
S&P 500 Index E-Mini Futures	12/15/17	545	USD	68,563,725	1,425,666
U.S. Treasury Long Bond Futures	12/19/17	629	USD	96,119,063	(1,131,114)
U.S. Treasury Note 10 Year Futures	12/19/17	1,463	USD	183,332,187	(1,941,385)

Net Unrealized Depreciation					$(1,245,496)

(USD)—	United States Dollar

BHFTI-361

Brighthouse Funds Trust I

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$793,700,799	$—	$—	$793,700,799
Total Short-Term Investment*	—	132,565,826	—	132,565,826
Total Securities Lending Reinvestments*	—	68,783,848	—	68,783,848
Total Investments	$793,700,799	$201,349,674	$—	$995,050,473

Collateral for Securities Loaned (Liability)	$—	$(68,777,506)	$—	$(68,777,506)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,930,221	$—	$—	$1,930,221
Futures Contracts (Unrealized Depreciation)	(3,175,717)	—	—	(3,175,717)
Total Futures Contracts	$(1,245,496)	$—	$—	$(1,245,496)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-362

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—40.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Boeing Co. (The)	3,400	$864,314
Curtiss-Wright Corp.	6,500	679,510
General Dynamics Corp.	4,800	986,784
HEICO Corp.	1,250	112,263
Huntington Ingalls Industries, Inc.	6,000	1,358,640
Meggitt plc	90,970	635,174
Safran S.A.	9,137	933,518
United Technologies Corp.	17,800	2,066,224

		7,636,427

Air Freight & Logistics—0.0%
Cia de Distribucion Integral Logista Holdings S.A.	5,710	137,330
Oesterreichische Post AG	3,099	143,082
Royal Mail plc	52,811	271,896

		552,308

Airlines—0.1%
Alaska Air Group, Inc.	4,800	366,096
Delta Air Lines, Inc.	11,900	573,818
Deutsche Lufthansa AG	12,983	360,752
Southwest Airlines Co.	3,300	184,734

		1,485,400

Auto Components—0.5%
Bridgestone Corp.	33,000	1,498,592
Cie Generale des Etablissements Michelin	4,855	709,560
Cooper Tire & Rubber Co.	2,700	100,980
Delphi Automotive plc	1,700	167,280
Fox Factory Holding Corp. (a)	4,900	211,190
Gentex Corp.	45,044	891,871
Hankook Tire Co., Ltd.	4,452	234,034
HI-LEX Corp.	1,900	50,156
Keihin Corp.	3,700	63,408
Lear Corp.	3,700	640,396
Linamar Corp.	7,500	457,664
Magna International, Inc.	10,300	549,691
NHK Spring Co., Ltd.	10,500	113,304
Piolax, Inc.	2,500	70,845
Toyota Boshoku Corp.	2,600	55,126
TS Tech Co., Ltd.	2,800	94,177
Xinyi Glass Holdings, Ltd. (a)	344,000	340,103

		6,248,377

Automobiles—0.2%
Mazda Motor Corp.	23,200	355,834
Peugeot S.A.	20,990	499,948
Subaru Corp.	26,800	967,464
Suzuki Motor Corp.	16,800	882,013

		2,705,259

Banks—3.1%
Aichi Bank, Ltd. (The)	600	36,604
Aozora Bank, Ltd.	1,300	49,489
Awa Bank, Ltd. (The)	17,000	112,223
Bank Hapoalim B.M.	86,104	602,593

Banks—(Continued)
Bank Leumi Le-Israel B.M.	96,600	512,597
Bank of America Corp.	103,400	2,620,156
Bank of Ireland Group plc (a)	12,456	102,046
Bank of Kyoto, Ltd. (The)	13,200	671,461
Barclays plc	598,321	1,552,643
BNP Paribas S.A.	26,611	2,147,330
BOC Hong Kong Holdings, Ltd.	142,500	693,314
Chiba Bank, Ltd. (The)	50,000	357,924
Citigroup, Inc.	52,100	3,789,754
Commerzbank AG (a)	11,959	162,686
Dah Sing Banking Group, Ltd.	20,000	43,966
First International Bank of Israel, Ltd.	7,528	140,433
Hachijuni Bank, Ltd. (The)	78,300	489,942
HSBC Holdings plc	226,340	2,234,312
Hyakugo Bank, Ltd. (The)	18,000	80,537
Israel Discount Bank, Ltd. - Class A (a)	33,260	83,866
Iyo Bank, Ltd. (The)	51,100	413,937
Japan Post Bank Co., Ltd.	55,200	682,450
JPMorgan Chase & Co.	57,900	5,530,029
KeyCorp	53,400	1,004,988
Lloyds Banking Group plc	129,865	117,875
Mediobanca S.p.A.	120,711	1,295,429
Mitsubishi UFJ Financial Group, Inc.	63,400	411,960
Piraeus Bank S.A. (a)	9,155	31,386
Raiffeisen Bank International AG (a)	21,766	729,604
Royal Bank of Scotland Group plc (a)	170,409	612,785
Seven Bank, Ltd.	126,400	456,062
Shinsei Bank, Ltd.	46,400	743,520
Shizuoka Bank, Ltd. (The)	64,000	575,928
Societe Generale S.A.	16,732	978,825
SpareBank 1 SR Bank ASA	6,470	69,660
Standard Chartered plc (a)	76,537	760,718
Sumitomo Mitsui Financial Group, Inc.	29,100	1,119,408
Sydbank A/S	5,083	211,139
UniCredit S.p.A. (a)	25,968	553,062
Wells Fargo & Co.	80,600	4,445,090
Yamanashi Chuo Bank, Ltd. (The)	7,000	29,458

		37,257,189

Beverages—0.4%
Boston Beer Co., Inc. (The) - Class A (a) (b)	2,300	359,260
Coca-Cola Amatil, Ltd.	103,112	626,400
Coca-Cola Co. (The)	48,400	2,178,484
Dr Pepper Snapple Group, Inc.	7,000	619,290
Monster Beverage Corp. (a)	3,000	165,750
National Beverage Corp.	2,000	248,100
PepsiCo, Inc.	5,600	624,008
Royal Unibrew A/S	4,368	239,468

		5,060,760

Biotechnology—1.1%
AbbVie, Inc.	31,158	2,768,700
Abcam plc	9,019	123,283
Amgen, Inc.	19,560	3,646,962
Biogen, Inc. (a)	5,300	1,659,536
Gilead Sciences, Inc.	36,900	2,989,638

BHFTI-363

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
United Therapeutics Corp. (a)	13,300	$1,558,627

		12,746,746

Building Products—0.0%
Sekisui Jushi Corp.	3,000	55,629

Capital Markets—1.5%
Affiliated Managers Group, Inc.	3,700	702,371
Ameriprise Financial, Inc.	7,000	1,039,570
Artisan Partners Asset Management, Inc. - Class A	9,300	303,180
Ashmore Group plc	70,982	322,952
Azimut Holding S.p.A.	8,845	191,614
CI Financial Corp.	25,800	564,281
Close Brothers Group plc	19,923	394,096
Daiwa Securities Group, Inc.	57,000	323,195
Deutsche Bank AG	19,261	333,046
Deutsche Boerse AG	4,818	522,237
Evercore, Inc. - Class A	6,700	537,675
Federated Investors, Inc. - Class B (b)	17,400	516,780
Franklin Resources, Inc.	10,600	471,806
Goldman Sachs Group, Inc. (The)	12,890	3,057,379
IG Group Holdings plc	26,630	228,759
Investec plc	154,090	1,126,354
Jupiter Fund Management plc	16,271	120,373
Macquarie Group, Ltd.	19,533	1,396,083
Moelis & Co. - Class A	3,400	146,370
Morgan Stanley	39,400	1,897,898
MSCI, Inc.	3,190	372,911
Nomura Holdings, Inc.	113,200	634,271
UBS Group AG (a)	140,752	2,405,609
Waddell & Reed Financial, Inc. - Class A (b)	26,300	527,841

		18,136,651

Chemicals—1.2%
AdvanSix, Inc. (a)	200	7,950
Agrium, Inc.	4,500	482,260
Asahi Kasei Corp.	42,000	517,489
BASF SE	14,806	1,575,630
Celanese Corp. - Series A	8,900	928,003
Chase Corp.	256	28,518
Chemours Co. (The)	10,900	551,649
Covestro AG (144A)	25,351	2,179,762
Daicel Corp.	59,700	719,710
Eastman Chemical Co.	9,300	841,557
Fuso Chemical Co., Ltd.	10,800	346,225
Intrepid Potash, Inc. (a) (b)	27,800	121,208
Kuraray Co., Ltd.	6,900	129,137
LyondellBasell Industries NV - Class A	18,400	1,822,520
NOF Corp.	29,000	820,359
Shikoku Chemicals Corp.	2,000	30,265
Shin-Etsu Chemical Co., Ltd.	7,800	698,057
Sumitomo Seika Chemicals Co., Ltd.	1,300	62,184
Terra Nitrogen Co. L.P.	1,800	147,150
Toagosei Co., Ltd.	27,800	372,672
Tosoh Corp.	73,000	1,645,236

Chemicals—(Continued)
Valvoline, Inc.	25,200	590,940

		14,618,481

Commercial Services & Supplies—0.7%
Aggreko plc	22,934	288,781
Copart, Inc. (a)	17,600	604,912
Deluxe Corp.	14,500	1,057,920
Edenred	33,826	920,452
Intrum Justitia AB (b)	16,544	586,279
KAR Auction Services, Inc.	11,600	553,784
Pilot Corp.	2,300	110,073
Pitney Bowes, Inc.	54,041	757,114
Secom Co., Ltd.	9,700	707,532
Societe BIC S.A.	2,784	333,768
Stericycle, Inc. (a)	19,100	1,367,942
Transcontinental, Inc. - Class A	18,900	390,648
Waste Connections, Inc.	3,450	241,272

		7,920,477

Communications Equipment—0.3%
Cisco Systems, Inc.	99,800	3,356,274
Juniper Networks, Inc.	30,600	851,598

		4,207,872

Construction & Engineering—0.1%
Maeda Road Construction Co., Ltd.	18,000	387,577
Nichireki Co., Ltd.	2,000	25,531
Nippo Corp.	5,000	106,981
Taisei Corp.	14,200	745,100

		1,265,189

Consumer Finance—0.4%
Ally Financial, Inc.	6,100	147,986
American Express Co.	15,900	1,438,314
Capital One Financial Corp.	15,300	1,295,298
Discover Financial Services	19,300	1,244,464
Gentera S.A.B. de C.V.	94,200	152,603
Synchrony Financial	36,800	1,142,640

		5,421,305

Containers & Packaging—0.1%
Packaging Corp. of America	6,500	745,420

Distributors—0.0%
Jardine Cycle & Carriage, Ltd.	1,500	43,503

Diversified Consumer Services—0.1%
H&R Block, Inc.	24,000	635,520

Diversified Financial Services—0.3%
Banca Mediolanum S.p.A.	60,893	533,122
Berkshire Hathaway, Inc. - Class B (a)	4,100	751,612
Corp. Financiera Alba S.A.	1,850	113,011
Industrivarden AB - C Shares	15,514	393,334
Investor AB - B Shares	17,853	883,917

BHFTI-364

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Standard Life Aberdeen plc	100,458	$583,709
Voya Financial, Inc.	6,225	248,315

		3,507,020

Diversified Telecommunication Services—1.5%
AT&T, Inc. (b)	103,611	4,058,443
BCE, Inc.	36,500	1,710,110
BT Group plc	313,423	1,192,444
Chunghwa Telecom Co., Ltd.	160,000	550,900
HKT Trust & HKT, Ltd.	588,000	715,981
Nippon Telegraph & Telephone Corp.	41,300	1,894,070
Proximus	19,626	677,113
Singapore Telecommunications, Ltd.	579,400	1,570,318
Swisscom AG	2,020	1,035,201
Telekomunikasi Indonesia Persero Tbk PT	1,760,200	608,701
Telstra Corp., Ltd.	359,469	985,888
Verizon Communications, Inc.	59,500	2,944,655
Verizon Communications, Inc. (London Listed Shares)	10,693	529,197

		18,473,021

Electric Utilities—0.4%
CK Infrastructure Holdings, Ltd.	48,000	413,916
CLP Holdings, Ltd.	126,500	1,297,588
Endesa S.A.	8,535	192,421
Enel Americas S.A. (ADR)	31,502	321,950
Enel S.p.A.	179,232	1,079,296
NextEra Energy, Inc.	8,700	1,274,985
Red Electrica Corp. S.A.	31,383	659,498

		5,239,654

Electrical Equipment—0.5%
ABB, Ltd.	34,413	850,811
Eaton Corp. plc	24,000	1,842,960
Emerson Electric Co.	16,800	1,055,712
Hubbell, Inc.	5,900	684,518
Nissin Electric Co., Ltd.	27,500	338,806
Rockwell Automation, Inc. (b)	5,500	980,155
Vestas Wind Systems A/S	5,768	517,640

		6,270,602

Electronic Equipment, Instruments & Components—0.1%
Elite Material Co., Ltd.	72,000	342,801
Ingenico Group S.A.	5,135	487,254
Keyence Corp.	700	373,192

		1,203,247

Energy Equipment & Services—0.2%
CARBO Ceramics, Inc. (a) (b)	9,500	81,985
Diamond Offshore Drilling, Inc. (a) (b)	27,900	404,550
Ensco plc - Class A (b)	54,700	326,559
Noble Corp. plc (a) (b)	86,000	395,600
Precision Drilling Corp. (a)	61,000	189,686
Rowan Cos. plc - Class A (a) (b)	26,800	344,380
Subsea 7 S.A.	24,256	398,759

Energy Equipment & Services—(Continued)
Transocean, Ltd. (a)	38,000	408,880
Unit Corp. (a)	3,000	61,740

		2,612,139

Equity Real Estate Investment Trusts—0.1%
BWP Trust	41,580	96,502
Canadian Real Estate Investment Trust	2,900	107,214
Charter Hall Group	68,561	289,985
Chesapeake Lodging Trust	7,680	207,130
Mapletree Greater China Commercial Trust	110,800	94,346
Park Hotels & Resorts, Inc.	7,400	203,944
Public Storage	1,800	385,182
Quality Care Properties, Inc. (a)	11,700	181,350
Shopping Centres Australasia Property Group	43,046	77,545

		1,643,198

Food & Staples Retailing—0.3%
CVS Health Corp.	19,300	1,569,476
J Sainsbury plc	109,938	350,506
Lawson, Inc.	5,800	384,136
Metro, Inc.	7,700	264,802
North West Co., Inc. (The)	2,900	69,516
Wal-Mart Stores, Inc.	2,700	210,978
Walgreens Boots Alliance, Inc.	17,300	1,335,906

		4,185,320

Food Products—1.2%
Archer-Daniels-Midland Co.	10,600	450,606
Campbell Soup Co.	27,000	1,264,140
General Mills, Inc. (b)	44,400	2,298,144
Ingredion, Inc.	7,000	844,480
J.M. Smucker Co. (The)	12,800	1,343,104
Kellogg Co. (b)	22,700	1,415,799
Leroy Seafood Group ASA	79,999	511,801
Marine Harvest ASA (a)	31,595	625,648
Mitsui Sugar Co., Ltd.	6,000	202,288
Nestle S.A.	34,636	2,900,813
Salmar ASA	19,615	554,133
Sanderson Farms, Inc. (b)	6,300	1,017,576
Tate & Lyle plc	74,850	650,505
WH Group, Ltd. (144A)	618,500	658,566

		14,737,603

Gas Utilities—0.1%
Gas Natural SDG S.A.	11,988	265,592
UGI Corp. (b)	7,000	328,020

		593,612

Health Care Equipment & Supplies—0.3%
Edwards Lifesciences Corp. (a)	3,100	338,861
Hologic, Inc. (a) (b)	16,900	620,061
IDEXX Laboratories, Inc. (a)	800	124,392
Intuitive Surgical, Inc. (a)	200	209,176
Medtronic plc	27,900	2,169,783

		3,462,273

BHFTI-365

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—0.9%
Cigna Corp.	5,700	$1,065,558
DaVita, Inc. (a)	7,000	415,730
Express Scripts Holding Co. (a)	25,900	1,639,988
HCA Healthcare, Inc. (a)	13,600	1,082,424
Humana, Inc.	3,700	901,431
McKesson Corp.	5,800	890,938
MEDNAX, Inc. (a)	22,633	975,935
NMC Health plc	5,871	216,707
Premier, Inc. - Class A (a)	4,400	143,308
Quest Diagnostics, Inc. (b)	9,079	850,157
Triple-S Management Corp. - Class B (a)	2,900	68,672
UnitedHealth Group, Inc.	14,900	2,918,165
WellCare Health Plans, Inc. (a)	800	137,392

		11,306,405

Health Care Technology—0.0%
AGFA-Gevaert NV (a)	26,049	124,823
Cerner Corp. (a)	2,400	171,168

		295,991

Hotels, Restaurants & Leisure—0.3%
Cracker Barrel Old Country Store, Inc.	2,100	318,402
Domino’s Pizza, Inc.	1,400	277,970
Flight Centre Travel Group, Ltd.	16,389	580,767
Kangwon Land, Inc.	6,762	206,765
McDonald’s Corp.	8,800	1,378,784
Restaurant Brands International, Inc.	8,300	530,295

		3,292,983

Household Durables—0.3%
Fujitsu General, Ltd.	23,200	469,313
Garmin, Ltd. (b)	12,800	690,816
Haseko Corp.	13,700	182,626
JM AB	8,925	280,408
Persimmon plc	8,616	298,117
Sony Corp.	27,800	1,034,758
Token Corp.	2,000	238,052
Tupperware Brands Corp.	7,851	485,349

		3,679,439

Household Products—0.7%
Colgate-Palmolive Co.	1,000	72,850
Energizer Holdings, Inc. (b)	14,800	681,540
Kimberly-Clark Corp.	20,900	2,459,512
Procter & Gamble Co. (The)	34,359	3,125,982
Reckitt Benckiser Group plc	17,468	1,596,134

		7,936,018

Independent Power and Renewable Electricity Producers—0.0%
Uniper SE	15,593	427,561

Industrial Conglomerates—0.6%
3M Co.	10,000	2,099,000
Carlisle Cos., Inc.	10,000	1,002,900
General Electric Co.	21,300	515,034

Industrial Conglomerates—(Continued)
Honeywell International, Inc.	7,700	1,091,398
Hopewell Holdings, Ltd.	26,500	103,585
Siemens AG	10,981	1,547,056
Smiths Group plc	39,052	826,285

		7,185,258

Insurance—1.3%
Aegon NV	28,089	163,647
Aflac, Inc.	16,000	1,302,240
American Equity Investment Life Holding Co.	8,200	238,456
American Financial Group, Inc.	6,900	713,805
American National Insurance Co.	812	95,881
Amtrust Financial Services, Inc. (b)	9,300	125,178
Assured Guaranty, Ltd.	10,200	385,050
Athene Holding, Ltd. - Class A (a)	7,900	425,336
AXA S.A.	38,858	1,175,554
Beazley plc	28,226	181,382
Chesnara plc	7,256	38,326
CNA Financial Corp.	2,200	110,550
Euler Hermes Group	3,671	433,733
Everest Re Group, Ltd.	5,426	1,239,244
FBL Financial Group, Inc. - Class A	435	32,408
First American Financial Corp.	14,800	739,556
Grupo Catalana Occidente S.A.	4,217	177,797
HCI Group, Inc. (b)	3,200	122,400
Legal & General Group plc	390,881	1,361,442
National Western Life Group, Inc. - Class A	400	139,600
NN Group NV	14,043	588,568
Primerica, Inc.	1,858	151,520
Principal Financial Group, Inc.	18,865	1,213,774
Sampo Oyj - A Shares	2,673	141,382
Sun Life Financial, Inc.	22,700	903,998
Swiss Re AG	14,493	1,312,921
Third Point Reinsurance, Ltd. (a)	12,200	190,320
Universal Insurance Holdings, Inc. (b)	7,759	178,457
Validus Holdings, Ltd.	26,100	1,284,381

		15,166,906

Internet & Direct Marketing Retail—0.5%
Amazon.com, Inc. (a)	3,700	3,556,995
boohoo.com plc (a)	54,349	154,056
PetMed Express, Inc. (b)	6,600	218,790
Priceline Group, Inc. (The) (a)	800	1,464,656
Trade Me Group, Ltd.	27,245	89,990

		5,484,487

Internet Software & Services—1.3%
Alphabet, Inc. - Class A (a)	3,800	3,700,136
Alphabet, Inc. - Class C (a)	3,960	3,798,076
carsales.com, Ltd.	39,863	402,586
eBay, Inc. (a)	43,400	1,669,164
Facebook, Inc. - Class A (a)	24,700	4,220,489
j2 Global, Inc.	8,046	594,438
Mixi, Inc.	16,400	793,107
Yahoo Japan Corp.	37,300	177,056

		15,355,052

BHFTI-366

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.3%
Accenture plc - Class A	9,700	$1,310,179
Amdocs, Ltd.	5,003	321,793
CGI Group, Inc. - Class A (a)	16,068	833,179
Cielo S.A.	74,900	519,806
Cognizant Technology Solutions Corp. - Class A	20,300	1,472,562
Infosys, Ltd. (ADR) (b)	38,100	555,879
International Business Machines Corp.	23,100	3,351,348
Kanematsu Electronics, Ltd.	5,100	150,823
MasterCard, Inc. - Class A	12,200	1,722,640
Paychex, Inc.	8,700	521,652
PayPal Holdings, Inc. (a)	12,700	813,181
Total System Services, Inc.	10,500	687,750
Visa, Inc. - Class A	28,700	3,020,388
Western Union Co. (The)	19,000	364,800

		15,645,980

Leisure Products—0.1%
Hasbro, Inc. (b)	6,500	634,855
Heiwa Corp.	19,500	386,729
Sega Sammy Holdings, Inc.	18,300	255,655

		1,277,239

Life Sciences Tools & Services—0.1%
Bio-Techne Corp.	5,000	604,450
Charles River Laboratories International, Inc. (a)	5,600	604,912

		1,209,362

Machinery—1.0%
Atlas Copco AB - A Shares	29,687	1,258,998
Barnes Group, Inc.	4,700	331,068
Crane Co.	3,700	295,963
Cummins, Inc.	9,800	1,646,694
Daiwa Industries, Ltd.	2,000	21,386
Donaldson Co., Inc. (b)	11,600	532,904
Graco, Inc.	3,490	431,678
Greenbrier Cos., Inc. (The) (b)	8,200	394,830
Harmonic Drive Systems, Inc. (b)	4,900	253,297
Hillenbrand, Inc.	11,300	439,005
IDEX Corp. (b)	2,429	295,051
IMI plc	22,429	374,036
Ingersoll-Rand plc	7,200	642,024
JTEKT Corp.	24,100	334,178
Kitz Corp.	8,400	68,650
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,000	50,604
Lincoln Electric Holdings, Inc.	5,400	495,072
Sandvik AB	44,388	766,690
Shinmaywa Industries, Ltd.	17,000	154,408
Snap-on, Inc.	14,400	2,145,744
Takeuchi Manufacturing Co., Ltd.	9,400	196,918
Yangzijiang Shipbuilding Holdings, Ltd.	510,800	539,180

		11,668,378

Marine—0.0%
Scorpio Bulkers, Inc. (a)	10,984	77,437

Media—1.0%
AMC Networks, Inc. - Class A (a)	6,500	380,055
Comcast Corp. - Class A	20,600	792,688
CTS Eventim AG & Co. KGaA	5,709	249,324
Gannett Co., Inc.	19,450	175,050
I-CABLE Communications, Ltd. (a)	19,480	649
Informa plc	55,454	499,874
ITV plc	263,011	615,776
Mediaset Espana Comunicacion S.A.	34,052	384,677
Meredith Corp. (b)	5,800	321,900
Metropole Television S.A.	12,456	288,043
Omnicom Group, Inc. (b)	17,800	1,318,446
ProSiebenSat.1 Media SE	15,775	537,593
Publicis Groupe S.A.	9,767	681,855
Regal Entertainment Group - Class A	15,600	249,600
RTL Group S.A. (a)	3,953	299,316
SES S.A.	17,020	372,153
SES S.A. (London Listed Shares)	7,137	151,918
SKY Network Television, Ltd.	27,790	54,202
Viacom, Inc. - Class B	27,400	762,816
Walt Disney Co. (The)	25,900	2,552,963
WPP plc	51,670	959,079

		11,647,977

Metals & Mining—0.6%
Acacia Mining plc	150,430	390,349
Alacer Gold Corp. (a)	53,400	93,298
APERAM S.A.	1,936	101,476
Argonaut Gold, Inc. (a)	45,200	88,752
Ausdrill, Ltd.	4,930	7,773
BHP Billiton plc	59,332	1,045,343
BHP Billiton, Ltd.	43,449	878,408
Centerra Gold, Inc. (a)	33,000	232,474
Dowa Holdings Co., Ltd.	9,600	352,120
Eldorado Gold Corp.	39,900	87,618
Ferrexpo plc	78,610	307,907
Goldcorp, Inc.	14,000	181,767
Highland Gold Mining, Ltd.	5,802	11,349
Nevsun Resources, Ltd.	8,300	17,960
OZ Minerals, Ltd.	29,864	174,033
Perseus Mining, Ltd. (a)	275,211	71,989
Rio Tinto plc	27,662	1,287,648
Rio Tinto, Ltd.	13,543	709,594
Tahoe Resources, Inc.	8,300	43,637
Teck Resources, Ltd. - Class B	42,100	886,369
Troy Resources, Ltd. (a)	2,277	187
Yamana Gold, Inc.	70,300	185,927
Yamato Kogyo Co., Ltd.	3,600	97,508

		7,253,486

Multi-Utilities—0.1%
Centrica plc	121,296	303,977
Engie S.A.	28,591	485,286
RWE AG (a)	32,280	733,277

		1,522,540

BHFTI-367

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.2%
Big Lots, Inc.	3,447	$184,656
Kohl’s Corp. (b)	4,200	191,730
Lifestyle International Holdings, Ltd.	21,500	30,119
Macy’s, Inc.	7,500	163,650
Marks & Spencer Group plc	45,777	216,794
Next plc	12,464	878,616
Seria Co., Ltd.	3,400	189,245
Target Corp.	8,000	472,080

		2,326,890

Oil, Gas & Consumable Fuels—2.5%
Antero Resources Corp. (a) (b)	20,300	403,970
Athabasca Oil Corp. (a)	111,300	99,905
Baytex Energy Corp. (a)	83,800	252,525
Bill Barrett Corp. (a)	19,300	82,797
Birchcliff Energy, Ltd.	32,200	156,129
Bonavista Energy Corp.	47,900	114,400
BP plc	113,067	722,911
Cairn Energy plc (a)	17,935	46,069
Cameco Corp. (b)	59,300	572,683
Cardinal Energy, Ltd.	4,610	17,439
Chevron Corp.	22,581	2,653,267
Crescent Point Energy Corp.	20,700	166,230
Crew Energy, Inc. (a)	59,300	211,013
Enbridge Income Fund Holdings, Inc.	26,300	677,445
Exxon Mobil Corp.	57,500	4,713,850
Galp Energia SGPS S.A.	22,410	397,444
Gener8 Maritime, Inc. (a)	22,100	99,671
Gran Tierra Energy, Inc. (a)	70,700	161,196
Hess Corp.	9,300	436,077
Husky Energy, Inc. (a)	14,600	182,771
Inpex Corp.	132,300	1,410,019
International Seaways, Inc. (a)	12,500	246,250
Japan Petroleum Exploration Co., Ltd.	17,400	377,207
JXTG Holdings, Inc.	41,500	213,502
Koninklijke Vopak NV	7,130	313,170
Lukoil PJSC (ADR)	4,708	249,665
Magellan Midstream Partners L.P.	1,028	73,050
Marathon Oil Corp. (b)	54,400	737,664
Marathon Petroleum Corp.	8,300	465,464
MEG Energy Corp. (a)	65,500	288,195
Murphy Oil Corp. (b)	6,100	162,016
Neste Oyj	6,169	269,526
Obsidian Energy, Ltd. (a)	82,900	87,700
OMV AG	11,141	649,278
Ophir Energy plc (a)	56,771	55,156
Pengrowth Energy Corp. (a) (b)	124,100	126,313
Polskie Gornictwo Naftowe i Gazownictwo S.A.	120,758	224,729
PTT Exploration & Production PCL (NVDR)	146,300	393,139
Renewable Energy Group, Inc. (a) (b)	8,200	99,630
Repsol S.A.	27,483	507,032
RMP Energy, Inc. (a)	46,700	23,954
Royal Dutch Shell plc - A Shares	7,725	233,598
Royal Dutch Shell plc - A Shares	55,724	1,679,241
Royal Dutch Shell plc - B Shares	55,579	1,709,157
Scorpio Tankers, Inc.	21,600	74,088

Oil, Gas & Consumable Fuels—(Continued)
Spectra Energy Partners L.P.	3,100	137,578
Statoil ASA	27,522	552,110
Suncor Energy, Inc.	28,600	1,002,347
Surge Energy, Inc. (b)	69,900	126,607
Tatneft PJSC (ADR)	7,655	331,002
Teekay Tankers, Ltd. - Class A	69,400	112,428
Tethys Oil AB	6,434	49,190
Total Gabon	33	5,231
Total S.A.	42,569	2,289,505
Tourmaline Oil Corp. (a)	11,100	225,692
United Tractors Tbk PT	173,900	413,380
Valero Energy Corp.	7,400	569,282
Whiting Petroleum Corp. (a) (b)	50,100	273,546
Woodside Petroleum, Ltd.	36,291	831,768

		29,756,201

Paper & Forest Products—0.2%
Mondi plc	31,487	846,679
Schweitzer-Mauduit International, Inc.	6,600	273,636
UPM-Kymmene Oyj	32,281	875,514
West Fraser Timber Co., Ltd.	5,200	300,060

		2,295,889

Personal Products—0.1%
Edgewell Personal Care Co. (a)	7,600	553,052
Nu Skin Enterprises, Inc. - Class A	9,900	608,652
USANA Health Sciences, Inc. (a)	5,000	288,500

		1,450,204

Pharmaceuticals—3.7%
Astellas Pharma, Inc.	195,700	2,493,363
Bayer AG	19,150	2,609,643
Corcept Therapeutics, Inc. (a)	15,900	306,870
Dechra Pharmaceuticals plc	7,247	198,198
Eli Lilly & Co.	12,000	1,026,480
GlaxoSmithKline plc	121,642	2,426,591
Indivior plc (a)	307,990	1,405,611
Ipsen S.A.	1,176	156,462
Jazz Pharmaceuticals plc (a)	9,100	1,330,875
Johnson & Johnson	42,100	5,473,421
Kaken Pharmaceutical Co., Ltd.	11,000	559,619
Merck & Co., Inc.	51,800	3,316,754
Mitsubishi Tanabe Pharma Corp.	16,600	381,579
Mylan NV (a)	41,600	1,304,992
Novartis AG	50,027	4,292,883
Novo Nordisk A/S - Class B	66,403	3,187,899
Pfizer, Inc.	144,400	5,155,080
Recordati S.p.A.	14,634	674,929
Roche Holding AG	17,719	4,523,335
Sanofi	28,787	2,861,547
Taro Pharmaceutical Industries, Ltd. (a) (b)	5,100	574,719
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	57,800	1,017,280

		45,278,130

BHFTI-368

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—0.2%
Dun & Bradstreet Corp. (The)	10,000	$1,164,100
Equifax, Inc.	1,000	105,990
Nielsen Holdings plc	16,000	663,200
Seek, Ltd.	17,813	232,941

		2,166,231

Real Estate Management & Development—0.3%
Deutsche Euroshop AG	8,560	321,089
Goldcrest Co., Ltd.	6,300	149,489
Henderson Land Development Co., Ltd.	50,436	335,101
Hongkong Land Holdings, Ltd.	54,200	390,369
Hysan Development Co., Ltd.	43,000	202,571
Sino Land Co., Ltd.	182,000	319,645
Sun Hung Kai Properties, Ltd.	32,000	522,277
Swire Pacific, Ltd. - Class A	28,500	276,612
Swire Properties, Ltd.	59,600	202,361
UOL Group, Ltd.	6,300	37,763
Wharf Holdings, Ltd. (The)	52,000	463,456
Wheelock & Co., Ltd.	20,000	140,666

		3,361,399

Road & Rail—0.6%
Central Japan Railway Co.	13,800	2,420,922
ComfortDelGro Corp., Ltd.	99,300	152,722
CSX Corp.	25,500	1,383,630
Norfolk Southern Corp.	6,400	846,336
Union Pacific Corp.	18,400	2,133,848
Utoc Corp.	3,700	16,708

		6,954,166

Semiconductors & Semiconductor Equipment—1.1%
Broadcom, Ltd.	1,200	291,048
Intel Corp.	105,600	4,021,248
KLA-Tencor Corp.	3,100	328,600
Lam Research Corp.	12,700	2,350,008
Melexis NV (b)	3,316	321,027
Micron Technology, Inc. (a)	26,300	1,034,379
NVIDIA Corp.	4,700	840,219
Phison Electronics Corp.	9,000	107,183
QUALCOMM, Inc.	29,300	1,518,912
Skyworks Solutions, Inc.	6,800	692,920
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	16,000	600,800
Texas Instruments, Inc.	12,100	1,084,644

		13,190,988

Software—1.6%
Activision Blizzard, Inc.	5,900	380,609
Adobe Systems, Inc. (a)	900	134,262
CA, Inc.	42,800	1,428,664
Check Point Software Technologies, Ltd. (a) (b)	8,200	934,964
Citrix Systems, Inc. (a)	14,500	1,113,890
Dassault Systemes SE	1,182	119,510
Gemalto NV	2,882	128,739
GungHo Online Entertainment, Inc. (b)	182,100	492,372

Software—(Continued)
Intuit, Inc.	2,300	326,922
Micro Focus International plc	8,755	280,074
Microsoft Corp.	87,700	6,532,773
Nexon Co., Ltd. (a)	60,800	1,587,579
Open Text Corp.	8,503	274,359
Oracle Corp.	66,300	3,205,605
Oracle Corp. Japan	2,500	196,564
Playtech plc	79,120	974,524
SAP SE	2,359	258,429
Software AG	5,653	275,997
VMware, Inc. - Class A (a) (b)	5,900	644,221

		19,290,057

Specialty Retail—0.6%
ABC-Mart, Inc.	7,600	401,299
Adastria Co., Ltd.	8,200	185,453
Bed Bath & Beyond, Inc. (b)	24,900	584,403
Best Buy Co., Inc. (b)	6,700	381,632
Buckle, Inc. (The) (b)	13,905	234,299
Cato Corp. (The) - Class A	3,700	48,951
Dick’s Sporting Goods, Inc.	13,400	361,934
Dunelm Group plc	11,669	110,626
Foot Locker, Inc.	3,800	133,836
GameStop Corp. - Class A (b)	3,700	76,442
Gap, Inc. (The)	14,800	437,044
Halfords Group plc	20,463	96,120
Home Depot, Inc. (The)	6,200	1,014,072
JD Sports Fashion plc	45,188	226,852
L Brands, Inc.	11,700	486,837
Michaels Cos., Inc. (The) (a)	7,500	161,025
Sally Beauty Holdings, Inc. (a)	10,400	203,632
Shimamura Co., Ltd.	3,100	372,523
TJX Cos., Inc. (The)	12,400	914,252
Truworths International, Ltd.	48,740	278,195
Urban Outfitters, Inc. (a) (b)	5,300	126,670
USS Co., Ltd.	4,900	98,849
Williams-Sonoma, Inc. (b)	7,200	358,992

		7,293,938

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	73,700	11,358,644
Brother Industries, Ltd.	11,400	266,666
Catcher Technology Co., Ltd.	49,000	457,760
Foxconn Technology Co., Ltd.	112,000	323,539
Hewlett Packard Enterprise Co.	66,600	979,686
HP, Inc.	99,800	1,992,008
Neopost S.A.	6,716	261,002
NetApp, Inc.	19,000	831,440
Samsung Electronics Co., Ltd.	285	640,597
Seagate Technology plc (b)	33,800	1,121,146
Western Digital Corp.	16,500	1,425,600
Xerox Corp.	10,000	332,900

		19,990,988

BHFTI-369

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—0.3%
Bijou Brigitte AG	106	$6,710
Burberry Group plc	13,184	311,441
Carter’s, Inc.	4,400	434,500
Fujibo Holdings, Inc.	2,000	69,116
Hugo Boss AG	5,253	463,009
LVMH Moet Hennessy Louis Vuitton SE	1,259	347,102
Michael Kors Holdings, Ltd. (a)	5,100	244,035
Moncler S.p.A.	15,081	435,190
Steven Madden, Ltd. (a)	7,594	328,820
Van de Velde NV	570	31,827
VF Corp.	9,600	610,272

		3,282,022

Thrifts & Mortgage Finance—0.1%
Essent Group, Ltd. (a)	27,757	1,124,159
Genworth MI Canada, Inc. (b)	17,400	516,387

		1,640,546

Tobacco—0.7%
Altria Group, Inc.	21,300	1,350,846
British American Tobacco Malaysia Bhd	9,600	99,443
British American Tobacco plc	22,003	1,375,644
Imperial Brands plc	17,658	753,511
Japan Tobacco, Inc.	4,700	154,074
KT&G Corp.	5,073	467,241
Philip Morris International, Inc.	24,100	2,675,341
Scandinavian Tobacco Group A/S (144A)	20,518	363,631
Swedish Match AB	36,326	1,275,244
Universal Corp.	8,800	504,240

		9,019,215

Trading Companies & Distributors—0.2%
Inaba Denki Sangyo Co., Ltd.	1,300	53,988
ITOCHU Corp.	51,500	843,844
Kanamoto Co., Ltd.	2,400	75,740
Mitsubishi Corp.	21,900	509,038
MonotaRO Co., Ltd.	5,100	136,854
Wakita & Co., Ltd.	17,200	207,770
WW Grainger, Inc. (b)	3,000	539,250

		2,366,484

Transportation Infrastructure—0.2%
Abertis Infraestructuras S.A.	33,038	667,717
ASTM S.p.A.	7,020	182,234
Atlantia S.p.A.	20,238	638,934
Fraport AG Frankfurt Airport Services Worldwide	4,470	424,606
Societa Iniziative Autostradali e Servizi S.p.A.	14,279	228,125
TAV Havalimanlari Holding A/S	29,069	143,983
Zhejiang Expressway Co., Ltd. - Class H	118,000	146,898

		2,432,497

Water Utilities—0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	16,700	174,682
Guangdong Investment, Ltd.	250,000	357,750

		532,432

Wireless Telecommunication Services—0.5%
China Mobile, Ltd.	27,500	278,191
KDDI Corp.	105,400	2,780,674
NTT DoCoMo, Inc.	109,600	2,505,142
SK Telecom Co., Ltd.	1,745	388,208
Vodacom Group, Ltd.	21,666	258,042

		6,210,257

Total Common Stocks (Cost $445,396,291)		487,941,235

Corporate Bonds & Notes—31.4%

Aerospace/Defense—0.7%
Lockheed Martin Corp. 4.700%, 05/15/46	2,970,000	3,322,040
Rockwell Collins, Inc. 3.500%, 03/15/27	4,850,000	4,944,892

		8,266,932

Agriculture—1.3%
Altria Group, Inc. 4.750%, 05/05/21	660,000	715,351
BAT Capital Corp. 3.222%, 08/15/24 (144A)	8,350,000	8,370,574
Bunge, Ltd. Finance Corp. 3.000%, 09/25/22	820,000	820,939
Philip Morris International, Inc.
1.625%, 02/21/19	2,115,000	2,113,541
2.625%, 03/06/23	1,306,000	1,305,631
3.250%, 11/10/24	1,330,000	1,355,684
Reynolds American, Inc. 4.000%, 06/12/22	1,070,000	1,130,361

		15,812,081

Auto Manufacturers—0.2%
General Motors Financial Co., Inc. 4.375%, 09/25/21	2,150,000	2,279,272

Banks—8.8%
Bank of America Corp.
3.300%, 01/11/23	1,410,000	1,444,477
3.705%, 3M USD LIBOR + 1.512%, 04/24/28 (c)	4,775,000	4,850,327
4.443%, 3M USD LIBOR + 1.990%, 01/20/48 (c)	2,010,000	2,176,561
5.625%, 07/01/20	1,045,000	1,138,152

BHFTI-370

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of New York Mellon Corp. (The) 2.600%, 02/07/22	1,000,000	$1,009,952
Bank of Nova Scotia (The) 2.450%, 03/22/21	1,305,000	1,313,014
Banque Federative du Credit Mutuel S.A. 2.700%, 07/20/22 (144A) (b)	3,159,000	3,173,789
Barclays Bank plc
5.140%, 10/14/20	940,000	1,005,398
10.179%, 06/12/21 (144A)	625,000	774,011
BB&T Corp.
1.890%, 3M USD LIBOR + 0.570%, 06/15/20 (c)	4,615,000	4,642,152
2.450%, 01/15/20	1,500,000	1,515,930
2.750%, 04/01/22	3,150,000	3,208,882
BPCE S.A. 3.000%, 05/22/22 (144A)	2,465,000	2,478,617
Capital One Financial Corp.
3.050%, 03/09/22	3,330,000	3,368,025
3.200%, 02/05/25	970,000	969,433
Capital One N.A. 2.950%, 07/23/21	860,000	871,506
Citigroup, Inc.
2.750%, 04/25/22 (b)	4,005,000	4,024,257
3.300%, 04/27/25	1,775,000	1,788,325
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	742,086
Credit Suisse Group AG
2.997%, 12/14/23 (144A) (c)	2,315,000	2,308,129
3.574%, 01/09/23 (144A) (b)	1,410,000	1,443,919
Danske Bank A/S 2.800%, 03/10/21 (144A)	3,275,000	3,320,320
Discover Bank 3.200%, 08/09/21	1,000,000	1,020,236
Fifth Third Bank
1.920%, 3M USD LIBOR + 0.590%, 09/27/19 (c)	1,540,000	1,547,203
3.850%, 03/15/26	1,435,000	1,474,237
First Republic Bank
2.375%, 06/17/19	1,215,000	1,220,074
4.625%, 02/13/47	1,945,000	2,006,169
Goldman Sachs Group, Inc. (The)
2.875%, 02/25/21	194,000	196,735
2.905%, 3M USD LIBOR + 0.990%, 07/24/23 (b) (c)	1,080,000	1,080,777
3.272%, 09/29/25 (c)	905,000	906,179
3.625%, 01/22/23	3,440,000	3,564,220
3.750%, 05/22/25	570,000	586,038
5.250%, 07/27/21	1,460,000	1,604,270
5.750%, 01/24/22	2,000,000	2,241,605
HSBC Holdings plc
2.650%, 01/05/22	1,885,000	1,891,928
4.875%, 01/14/22	1,555,000	1,698,780
ING Bank NV 2.750%, 03/22/21 (144A)	400,000	405,343
ING Groep NV 3.150%, 03/29/22	670,000	682,748

Banks—(Continued)
JPMorgan Chase & Co.
2.950%, 10/01/26	2,255,000	2,206,974
2.972%, 01/15/23	1,770,000	1,797,488
M&T Bank Corp.
5.125%, 3M USD LIBOR + 3.520%, 11/01/26 (c)	1,799,000	1,901,318
Manufacturers & Traders Trust Co.
3.400%, 08/17/27	3,771,000	3,779,576
Morgan Stanley
3.750%, 02/25/23	1,140,000	1,190,386
3.875%, 01/27/26	6,727,000	6,983,906
4.000%, 07/23/25	785,000	827,598
PNC Bank N.A.
1.850%, 07/20/18	1,160,000	1,161,820
2.550%, 12/09/21	1,150,000	1,159,546
2.950%, 02/23/25	2,425,000	2,429,250
3.250%, 06/01/25	1,290,000	1,316,888
Royal Bank of Scotland Group plc
3.875%, 09/12/23	2,415,000	2,471,229
Santander UK plc
2.167%, 3M USD LIBOR + 0.850%, 08/24/18 (c)	1,500,000	1,508,453
Standard Chartered plc
2.100%, 08/19/19 (144A)	1,585,000	1,583,101
SunTrust Banks, Inc.
2.700%, 01/27/22	1,690,000	1,703,495
UBS Group Funding Switzerland AG
3.491%, 05/23/23 (144A)	961,000	983,921
4.125%, 09/24/25 (144A)	3,210,000	3,376,626

		106,075,379

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/23	4,590,000	4,758,794
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	915,000	880,428
PepsiCo, Inc.
4.000%, 05/02/47	1,165,000	1,210,438

		6,849,660

Biotechnology—0.3%
Amgen, Inc.
2.650%, 05/11/22	310,000	312,531
3.875%, 11/15/21	955,000	1,010,006
4.500%, 03/15/20	900,000	952,033
5.750%, 03/15/40	605,000	729,095

		3,003,665

Building Materials—0.1%
Johnson Controls International plc
3.750%, 12/01/21	660,000	688,064
4.500%, 02/15/47	430,000	456,335

		1,144,399

BHFTI-371

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P.
2.450%, 05/01/20 (144A)	500,000	$503,793
Sherwin-Williams Co. (The)
3.450%, 06/01/27	3,495,000	3,519,302

		4,023,095

Commercial Services—0.1%
Moody’s Corp.
2.750%, 12/15/21	1,240,000	1,249,735
S&P Global, Inc.
2.500%, 08/15/18	465,000	468,173

		1,717,908

Computers—0.4%
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	2,285,000	2,368,507
International Business Machines Corp.
7.625%, 10/15/18	1,785,000	1,893,333
NetApp, Inc.
2.000%, 09/27/19	750,000	749,766

		5,011,606

Diversified Financial Services—0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 05/26/22 (b)	1,142,000	1,169,374
Capital One Bank USA N.A.
3.375%, 02/15/23	1,225,000	1,243,171
HSBC Finance Corp.
6.676%, 01/15/21	352,000	398,163

		2,810,708

Electric—0.8%
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	461,012
Duke Energy Carolinas LLC
4.300%, 06/15/20	540,000	572,383
Duke Energy Florida LLC
6.400%, 06/15/38	1,925,000	2,629,516
Duke Energy Ohio, Inc.
3.700%, 06/15/46	660,000	652,317
Electricite de France S.A.
6.500%, 01/26/19 (144A)	180,000	190,696
Georgia Power Co.
4.300%, 03/15/42	1,107,000	1,156,646
PPL Electric Utilities Corp.
4.750%, 07/15/43	625,000	722,038
Public Service Co. of Colorado
4.750%, 08/15/41	1,065,000	1,197,582
Southern California Edison Co.
4.500%, 09/01/40	1,025,000	1,140,416
5.500%, 03/15/40	335,000	423,182

		9,145,788

Electronics—0.2%
Amphenol Corp.
3.200%, 04/01/24	1,001,000	1,014,933
Fortive Corp.
2.350%, 06/15/21	870,000	867,232
Keysight Technologies, Inc.
4.600%, 04/06/27	990,000	1,041,424

		2,923,589

Food—0.7%
Kroger Co. (The)
3.500%, 02/01/26 (b)	1,410,000	1,386,957
5.000%, 04/15/42	260,000	261,014
Mondelez International Holdings Netherlands B.V.
1.625%, 10/28/19 (144A)	3,315,000	3,289,616
Smithfield Foods, Inc.
2.700%, 01/31/20 (144A)	1,855,000	1,860,711
Tyson Foods, Inc.
3.550%, 06/02/27	2,170,000	2,200,864

		8,999,162

Forest Products & Paper—0.1%
International Paper Co.
4.400%, 08/15/47	470,000	475,413
4.800%, 06/15/44	135,000	145,181
5.150%, 05/15/46	785,000	878,774

		1,499,368

Gas—0.0%
Nisource Finance Corp.
4.800%, 02/15/44	230,000	254,175

Healthcare-Products—0.7%
Abbott Laboratories
4.750%, 11/30/36	3,180,000	3,512,190
Becton Dickinson and Co.
3.363%, 06/06/24 (b)	3,890,000	3,926,292
Medtronic, Inc.
4.625%, 03/15/45	666,000	757,537

		8,196,019

Healthcare-Services—0.2%
UnitedHealth Group, Inc.
1.700%, 02/15/19	2,435,000	2,433,459

Household Products/Wares—1.0%
Church & Dwight Co., Inc.
3.150%, 08/01/27	2,795,000	2,767,658
Reckitt Benckiser Treasury Services plc
2.750%, 06/26/24 (144A)	9,595,000	9,525,713

		12,293,371

BHFTI-372

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Housewares—0.4%
Newell Brands, Inc.
3.850%, 04/01/23	4,991,000	$5,243,554

Insurance—1.5%
Aflac, Inc.
4.000%, 10/15/46	930,000	927,925
American International Group, Inc.
3.300%, 03/01/21	1,086,000	1,118,988
3.900%, 04/01/26	481,000	500,804
6.400%, 12/15/20	1,150,000	1,292,953
Arch Capital Finance LLC
5.031%, 12/15/46	1,280,000	1,426,027
Berkshire Hathaway Finance Corp.
4.400%, 05/15/42	425,000	466,586
Hartford Financial Services Group, Inc. (The)
6.625%, 03/30/40	945,000	1,285,333
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	120,000	129,989
Manulife Financial Corp.
4.061%, 5Y USD Swap + 1.647%, 02/24/32 (c)	970,000	979,703
Metropolitan Life Global Funding I
2.650%, 04/08/22 (144A)	1,455,000	1,467,635
Prudential Financial, Inc.
4.500%, 09/15/47 (b) (c)	6,914,000	7,018,401
Sumitomo Life Insurance Co.
4.000%, 09/14/77 (144A) (c)	995,000	977,196
Swiss Re Treasury U.S. Corp.
4.250%, 12/06/42 (144A)	415,000	424,416

		18,015,956

Internet—0.3%
Amazon.com, Inc.
2.800%, 08/22/24 (144A)	3,885,000	3,899,918

Machinery-Diversified—0.1%
Roper Technologies, Inc.
2.800%, 12/15/21	705,000	711,454

Media—0.7%
CBS Corp.
2.500%, 02/15/23	1,053,000	1,038,738
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 07/23/22	1,115,000	1,179,699
4.908%, 07/23/25	420,000	448,987
Cox Communications, Inc.
3.150%, 08/15/24 (144A)	2,295,000	2,280,599
Discovery Communications LLC
2.950%, 03/20/23	3,045,000	3,053,047

		8,001,070

Mining—0.4%
Barrick North America Finance LLC
5.750%, 05/01/43	330,000	399,539

Mining—(Continued)
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43	585,000	690,122
Glencore Funding LLC
4.125%, 05/30/23 (144A)	3,680,000	3,831,064

		4,920,725

Miscellaneous Manufacturing—0.2%
Hexcel Corp.
3.950%, 02/15/27	1,382,000	1,409,886
Siemens Financieringsmaatschappij NV
2.700%, 03/16/22 (144A)	1,530,000	1,550,069

		2,959,955

Multi-National—0.1%
FMS Wertmanagement AoeR
1.625%, 11/20/18	1,215,000	1,215,802

Oil & Gas—2.7%
Anadarko Petroleum Corp.
3.450%, 07/15/24	1,000,000	992,411
4.850%, 03/15/21	485,000	514,338
5.550%, 03/15/26 (b)	2,014,000	2,249,318
Canadian Natural Resources, Ltd.
3.850%, 06/01/27	1,380,000	1,395,126
Cenovus Energy, Inc.
4.250%, 04/15/27 (144A) (b)	3,302,000	3,273,875
Concho Resources, Inc.
3.750%, 10/01/27	1,515,000	1,521,740
Continental Resources, Inc.
5.000%, 09/15/22	1,172,000	1,191,045
Devon Energy Corp.
3.250%, 05/15/22 (b)	2,510,000	2,539,695
EQT Corp.
3.900%, 10/01/27	7,420,000	7,421,308
Marathon Petroleum Corp.
5.125%, 03/01/21	830,000	901,143
Nabors Industries, Inc.
5.500%, 01/15/23 (b)	905,000	886,900
Noble Energy, Inc.
4.150%, 12/15/21	1,255,000	1,322,061
5.050%, 11/15/44	1,030,000	1,063,073
6.000%, 03/01/41	350,000	399,764
Phillips 66
1.954%, 3M USD LIBOR + 0.650%, 04/15/19 (144A) (c)	565,000	565,711
4.300%, 04/01/22	525,000	563,885
Shell International Finance B.V.
3.250%, 05/11/25	931,000	952,958
4.000%, 05/10/46	2,656,000	2,686,240
Valero Energy Corp.
3.400%, 09/15/26	155,000	152,910
6.625%, 06/15/37	905,000	1,141,867
9.375%, 03/15/19	343,000	377,638

		32,113,006

BHFTI-373

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—1.1%
AbbVie, Inc.
2.900%, 11/06/22	440,000	$446,208
3.600%, 05/14/25	255,000	264,378
Allergan Funding SCS
3.800%, 03/15/25	1,430,000	1,485,068
AmerisourceBergen Corp.
4.250%, 03/01/45 (b)	560,000	563,182
Cardinal Health, Inc.
3.079%, 06/15/24	1,435,000	1,444,999
EMD Finance LLC
2.400%, 03/19/20 (144A)	1,935,000	1,950,194
2.950%, 03/19/22 (144A)	1,168,000	1,187,145
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21	3,910,000	3,896,329
Zoetis, Inc.
3.000%, 09/12/27 (b)	1,810,000	1,788,457

		13,025,960

Pipelines—1.7%
Enbridge, Inc.
6.000%, 3M USD LIBOR + 3.890%, 01/15/77 (c)	3,045,000	3,227,700
Energy Transfer L.P.
4.050%, 03/15/25	682,000	691,440
4.150%, 10/01/20	1,575,000	1,644,911
5.150%, 02/01/43	1,200,000	1,170,481
Fermaca Enterprises S de RL de C.V.
6.375%, 03/30/38 (144A)	445,440	488,870
MPLX L.P.
4.875%, 12/01/24	557,000	600,202
ONEOK Partners L.P.
3.375%, 10/01/22	857,000	865,622
8.625%, 03/01/19	145,000	157,453
ONEOK, Inc.
4.950%, 07/13/47	2,394,000	2,400,323
Plains All American Pipeline L.P. / PAA Finance Corp.
3.650%, 06/01/22	1,811,000	1,820,572
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	4,000,000	4,032,242
Williams Partners L.P.
4.000%, 09/15/25 (b)	2,605,000	2,664,481
5.400%, 03/04/44	555,000	598,513

		20,362,810

Real Estate—0.0%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23	444,000	456,981

Real Estate Investment Trusts—2.0%
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/23	410,000	426,193
4.500%, 07/30/29	540,000	568,658

Real Estate Investment Trusts—(Continued)
American Tower Corp.
3.375%, 10/15/26 (b)	6,435,000	6,360,814
AvalonBay Communities, Inc.
3.350%, 05/15/27	1,330,000	1,343,429
CBL & Associates L.P.
4.600%, 10/15/24 (b)	1,190,000	1,134,382
Crown Castle International Corp.
3.200%, 09/01/24	2,235,000	2,224,391
5.250%, 01/15/23	2,555,000	2,828,395
Digital Realty Trust L.P.
3.700%, 08/15/27	5,345,000	5,395,164
ERP Operating L.P.
4.625%, 12/15/21	562,000	608,203
Ventas Realty L.P.
3.125%, 06/15/23	1,865,000	1,872,008
3.500%, 02/01/25	1,740,000	1,746,791

		24,508,428

Retail—0.8%
CVS Health Corp.
3.875%, 07/20/25	3,480,000	3,629,684
Home Depot, Inc. (The)
4.250%, 04/01/46	350,000	376,812
4.400%, 04/01/21 (b)	700,000	751,405
5.950%, 04/01/41	990,000	1,304,539
McDonald’s Corp.
3.500%, 07/15/20	466,000	483,700
4.875%, 12/09/45	1,324,000	1,490,412
Target Corp.
2.500%, 04/15/26 (b)	1,675,000	1,604,218

		9,640,770

Semiconductors—0.5%
Analog Devices, Inc.
3.125%, 12/05/23	2,355,000	2,388,912
QUALCOMM, Inc.
2.600%, 01/30/23	3,148,000	3,155,435

		5,544,347

Software—0.4%
Microsoft Corp.
2.875%, 02/06/24	1,535,000	1,568,646
3.300%, 02/06/27 (b)	795,000	823,145
4.100%, 02/06/37	1,505,000	1,630,994
VMware, Inc.
2.300%, 08/21/20 (b)	1,252,000	1,255,666

		5,278,451

Telecommunications—1.4%
AT&T, Inc.
4.900%, 08/14/37	5,845,000	5,907,225
5.150%, 03/15/42	2,588,000	2,615,609
Deutsche Telekom International Finance B.V.
1.774%, 3M USD LIBOR + 0.450%, 09/19/19 (144A) (c)	1,915,000	1,917,952

BHFTI-374

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones S.A.U.
5.213%, 03/08/47	3,390,000	$3,730,814
Verizon Communications, Inc.
4.272%, 01/15/36	2,620,000	2,573,897

		16,745,497

Textiles—0.1%
Cintas Corp. No. 2
2.900%, 04/01/22	1,380,000	1,405,839

Toys/Games/Hobbies—0.1%
Hasbro, Inc.
3.500%, 09/15/27	725,000	718,536

Transportation—0.2%
Kansas City Southern de Mexico S.A. de C.V.
3.000%, 05/15/23	470,000	471,170
Norfolk Southern Corp.
3.150%, 06/01/27	1,000,000	999,065
Union Pacific Corp.
3.646%, 02/15/24	360,000	379,809
3.799%, 10/01/51	835,000	818,450

		2,668,494

Total Corporate Bonds & Notes (Cost $373,805,220)		380,177,189

Mutual Funds—3.9%

Investment Company Securities—3.9%
BB Biotech AG	3,416	229,996
iShares Core S&P 500 ETF (b)	92,287	23,342,151
Vanguard REIT ETF (b)	283,484	23,554,685

Total Mutual Funds (Cost $40,280,485)		47,126,832

U.S. Treasury & Government Agencies—0.9%

U.S. Treasury—0.9%
U.S. Treasury Bonds
2.500%, 02/15/46	1,700,000	1,580,934
2.500%, 05/15/46	2,135,000	1,983,882
2.875%, 11/15/46 (b)	2,076,100	2,083,480
3.000%, 02/15/47	3,395,300	3,492,517
U.S. Treasury Notes
1.125%, 09/30/21	275,000	267,770
1.750%, 06/30/22	100,000	99,269
1.875%, 07/31/22	1,000,000	997,812
2.125%, 11/30/23	530,000	531,636

Total U.S. Treasury & Government Agencies (Cost $11,321,856)		11,037,300

Municipals—0.2%
Security Description	Shares/ Principal Amount*	Value
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33 (Cost $1,891,698)	1,890,000	1,911,357

Preferred Stock—0.0%

Automobiles—0.0%
Porsche Automobil Holding SE (Cost $155,545)	2,980	190,534

Short-Term Investment—20.8%

Repurchase Agreement—20.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $251,946,293 on 10/02/17, collateralized by $249,645,000 U.S. Government Agency Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 02/28/21 - 04/15/21, with a value of $256,986,239.	251,943,774	251,943,774

Total Short-Term Investments (Cost $251,943,774)		251,943,774

Securities Lending Reinvestments (d)—6.1%

Certificates of Deposit—3.0%
ABN AMRO Bank NV Zero Coupon, 02/22/18	993,749	994,630
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (c)	1,000,000	999,908
Bank of China, Ltd. 1.540%, 10/23/17	1,500,000	1,500,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (c)	2,000,000	2,000,928
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (c)	1,000,000	1,000,118
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (c)	500,000	500,104
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (c)	1,500,000	1,500,105
DNB Bank ASA New York 1.120%, 10/05/17	1,000,000	999,997
KBC Bank NV 1.380%, 10/27/17	2,500,000	2,500,275
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (c)	1,500,000	1,501,120

BHFTI-375

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (c)	3,000,000	$3,001,050
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (c)	2,000,000	1,999,930
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (c)	2,000,000	2,000,064
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (c)	500,000	499,978
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (c)	3,000,000	3,002,655
Standard Chartered plc 1.460%, 02/02/18	1,500,000	1,500,379
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (c)	2,000,000	2,000,208
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (c)	1,000,000	1,000,074
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (c)	400,000	400,357
1.624%, 3M LIBOR + 0.320%, 01/10/18 (c)	2,000,000	2,000,644
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (c)	3,000,000	2,999,979

		35,902,501

Commercial Paper—0.7%
Barton Capital S.A. 1.320%, 12/11/17	498,350	498,692
1.330%, 10/13/17	996,638	999,652
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (c)	2,000,000	2,001,740
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (c)	500,000	500,023
Macquarie Bank, Ltd., London 1.340%, 10/27/17	1,993,151	1,998,139
Sheffield Receivables Co. 1.330%, 10/05/17	996,675	999,935
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (c)	1,500,000	1,500,348

		8,498,529

Repurchase Agreements—1.6%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $3,268,624 on 10/02/17, collateralized by $5,435,549 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $3,333,705.	3,268,338	3,268,338
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $50,812 on 01/02/18, collateralized by various Common Stock with a value of $55,000.	50,000	50,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $600,060 on 10/02/17, collateralized by $603,546 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $612,003.	600,000	600,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $3,700,385 on 10/02/17, collateralized by $3,768,744 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $3,774,002.	3,700,000	3,700,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $500,052 on 10/02/17, collateralized by $502,479 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $510,002.	500,000	500,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $2,513,300 on 01/02/18, collateralized by $13,461 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $2,778,839.	2,500,000	2,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,000,085 on 10/02/17, collateralized by $959,293 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,020,778.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $400,034 on 10/02/17, collateralized by $383,717 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $408,311.	400,000	400,000

BHFTI-376

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $306,170 on 01/02/18, collateralized by various Common Stock with a value of $330,000.	300,000	$300,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $7,000,688 on 10/02/17, collateralized by $17,400,684 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $7,140,703.	7,000,000	7,000,000

		19,318,338

Time Deposits—0.8%
ABN AMRO Bank NV
1.060%, 10/02/17	2,000,000	2,000,000
Credit Agricole S.A.
1.080%, 10/02/17	300,000	300,000
DZ Bank AG
1.060%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg
1.200%, 10/02/17	300,000	300,000
Landesbank Hessen-Thuringen
1.170%, 10/02/17	300,000	300,000
Nordea Bank New York
1.050%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc
1.200%, 10/02/17	400,000	400,000
Svenska
1.050%, 10/02/17	2,000,000	2,000,000

		9,300,000

Total Securities Lending Reinvestments (Cost $73,008,835)		73,019,368

Total Investments—103.6% (Cost $1,197,803,704)		1,253,347,589
Other assets and liabilities (net)—(3.6)%		(43,150,728)

Net Assets—100.0%		$1,210,196,861

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $71,270,609 and the collateral received consisted of cash in the amount of $72,996,901. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $70,735,471, which is 5.8% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London InterBank Offered Rate
(NVDR)—	Non-Voting Depository Receipts

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	13,614,000	UBS AG	10/11/17	USD	10,842,898	$(164,895)
CAD	18,622,000	UBS AG	10/11/17	USD	15,258,556	(333,037)
CHF	8,949,000	Morgan Stanley & Co. International	10/11/17	USD	9,374,976	(128,585)
EUR	21,958,000	JPMorgan Chase Bank N.A.	10/11/17	USD	26,220,926	(257,506)
GBP	10,666,000	UBS AG	10/11/17	USD	14,509,333	(213,029)
JPY	3,726,100,000	Morgan Stanley & Co. International	10/11/17	USD	34,315,195	(1,189,176)
KRW	51,824,000,000	Morgan Stanley & Co. International	10/11/17	USD	45,589,620	(339,493)
MYR	102,970,000	UBS AG	10/11/17	USD	24,522,505	(142,925)
NOK	97,260,000	JPMorgan Chase Bank N.A.	10/11/17	USD	12,524,799	(310,866)

BHFTI-377

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	2,814,900	JPMorgan Chase Bank N.A.	10/25/17	USD	3,724,395	$(50,281)
KRW	51,824,000,000	Morgan Stanley & Co. International	10/11/17	USD	45,892,000	641,874
KRW	51,824,000,000	Morgan Stanley & Co. International	11/16/17	USD	45,605,266	334,905
ZAR	8,620,500	JPMorgan Chase Bank N.A.	10/25/17	USD	665,779	31,322

Cross Currency Contracts to Buy
AUD	33,168,666	UBS AG	10/11/17	CAD	32,346,000	90,211
CAD	32,346,000	UBS AG	10/11/17	AUD	32,749,507	238,553
EUR	20,295,323	JPMorgan Chase Bank N.A.	10/11/17	NOK	190,870,000	27,950
EUR	10,143,953	UBS AG	10/11/17	GBP	9,277,000	(440,201)
GBP	9,277,000	JPMorgan Chase Bank N.A.	10/11/17	EUR	10,532,124	(18,777)
NOK	190,870,000	JPMorgan Chase Bank N.A.	10/11/17	EUR	20,538,331	(315,287)
NZD	16,766,000	JPMorgan Chase Bank N.A.	10/11/17	AUD	15,279,197	124,080
TRY	41,661,000	Morgan Stanley & Co. International	10/11/17	EUR	10,003,438	(166,683)

Net Unrealized Depreciation						$(2,581,846)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/17	710	AUD	70,752,653	$(234,074)
Australian 3 Year Treasury Bond Futures	12/15/17	731	AUD	63,667,172	(153,306)
CAC 40 Index Futures	10/20/17	398	EUR	25,055,662	767,288
Euro Stoxx 50 Index Futures	12/15/17	1,319	EUR	55,747,215	2,260,633
FTSE 100 Index Futures	12/15/17	128	GBP	12,571,553	8,808
MSCI Emerging Markets Index Mini Futures	12/15/17	227	USD	12,363,555	(184,978)
Nikkei 225 Index Futures	12/07/17	2,823	JPY	51,078,676	2,939,206
Russell 2000 Index Mini Futures	12/15/17	522	USD	38,964,690	2,355,547
S&P 500 Index E-Mini Futures	12/15/17	606	USD	76,237,830	1,645,693
S&P Financial Select Sector E-Mini Futures	12/15/17	468	USD	37,182,600	1,575,874
S&P TSX 60 Index Futures	12/14/17	84	CAD	12,369,593	596,520
SPI 200 Index Futures	12/21/17	107	AUD	11,892,992	(81,833)
U.S. Treasury Long Bond Futures	12/19/17	245	USD	37,439,062	(455,770)
U.S. Treasury Note 2 Year Futures	12/29/17	156	USD	33,649,688	(81,149)
U.S. Treasury Ultra Long Bond Futures	12/19/17	210	USD	34,676,250	(976,497)

Futures Contracts—Short
DAX Index Futures	12/15/17	(67)	EUR	(25,335,985)	(1,009,032)
Euro-Bund Futures	12/07/17	(410)	EUR	(78,022,089)	554,349
NASDAQ 100 Index E-Mini Futures	12/15/17	(306)	USD	(36,612,900)	(353,323)
U.S. Treasury Note 10 Year Futures	12/19/17	(1,092)	USD	(136,841,250)	928,938
U.S. Treasury Note 5 Year Futures	12/29/17	(358)	USD	(42,065,000)	257,898

Net Unrealized Appreciation					$10,360,792

BHFTI-378

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.015%	Quarterly	07/23/25	USD	324,000,000	$(3,681,709)	$(11,430,199)	$7,748,490
Pay	3M LIBOR	2.133%	Quarterly	01/23/27	USD	324,000,000	(792,860)	—	(792,860)
Pay	3M LIBOR	2.165%	Quarterly	01/23/27	USD	20,000,000	(138,430)	—	(138,430)
Pay	3M LIBOR	2.443%	Quarterly/ Semi-Annually	07/23/26	USD	324,000,000	(283,435)	—	(283,435)
Pay	3M LIBOR	2.740%	Quarterly	07/23/27	USD	344,000,000	75,267	—	75,267
Pay	3M LIBOR	2.931%	Quarterly	01/26/26	USD	324,000,000	367,448	—	367,448

Totals							$(4,453,719)	$(11,430,199)	$6,976,480

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

BHFTI-379

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,067,735	$1,568,692	$—	$7,636,427
Air Freight & Logistics	—	552,308	—	552,308
Airlines	1,124,648	360,752	—	1,485,400
Auto Components	3,019,072	3,229,305	—	6,248,377
Automobiles	—	2,705,259	—	2,705,259
Banks	17,846,079	19,411,110	—	37,257,189
Beverages	4,194,892	865,868	—	5,060,760
Biotechnology	12,623,463	123,283	—	12,746,746
Building Products	—	55,629	—	55,629
Capital Markets	10,138,062	7,998,589	—	18,136,651
Chemicals	5,521,755	9,096,726	—	14,618,481
Commercial Services & Supplies	4,973,592	2,946,885	—	7,920,477
Communications Equipment	4,207,872	—	—	4,207,872
Construction & Engineering	—	1,265,189	—	1,265,189
Consumer Finance	5,421,305	—	—	5,421,305
Containers & Packaging	745,420	—	—	745,420
Distributors	43,503	—	—	43,503
Diversified Consumer Services	635,520	—	—	635,520
Diversified Financial Services	999,927	2,507,093	—	3,507,020
Diversified Telecommunication Services	8,713,208	9,759,813	—	18,473,021
Electric Utilities	1,596,935	3,642,719	—	5,239,654
Electrical Equipment	4,563,345	1,707,257	—	6,270,602
Electronic Equipment, Instruments & Components	—	1,203,247	—	1,203,247
Energy Equipment & Services	2,213,380	398,759	—	2,612,139
Equity Real Estate Investment Trusts	1,084,820	558,378	—	1,643,198
Food & Staples Retailing	3,450,678	734,642	—	4,185,320
Food Products	8,633,849	6,103,754	—	14,737,603
Gas Utilities	328,020	265,592	—	593,612
Health Care Equipment & Supplies	3,462,273	—	—	3,462,273
Health Care Providers & Services	11,089,698	216,707	—	11,306,405
Health Care Technology	171,168	124,823	—	295,991
Hotels, Restaurants & Leisure	2,505,451	787,532	—	3,292,983
Household Durables	1,358,791	2,320,648	—	3,679,439
Household Products	6,339,884	1,596,134	—	7,936,018
Independent Power and Renewable Electricity Producers	—	427,561	—	427,561
Industrial Conglomerates	4,708,332	2,476,926	—	7,185,258
Insurance	9,592,154	5,574,752	—	15,166,906
Internet & Direct Marketing Retail	5,240,441	244,046	—	5,484,487
Internet Software & Services	13,982,303	1,372,749	—	15,355,052
IT Services	15,495,157	150,823	—	15,645,980
Leisure Products	890,510	386,729	—	1,277,239
Life Sciences Tools & Services	1,209,362	—	—	1,209,362
Machinery	7,650,033	4,018,345	—	11,668,378
Marine	77,437	—	—	77,437
Media	6,705,436	4,942,541	—	11,647,977
Metals & Mining	1,817,802	5,435,684	—	7,253,486
Multi-Utilities	—	1,522,540	—	1,522,540
Multiline Retail	1,012,116	1,314,774	—	2,326,890
Oil, Gas & Consumable Fuels	16,627,341	13,128,860	—	29,756,201
Paper & Forest Products	573,696	1,722,193	—	2,295,889
Personal Products	1,450,204	—	—	1,450,204
Pharmaceuticals	19,506,471	25,771,659	—	45,278,130
Professional Services	1,933,290	232,941	—	2,166,231
Real Estate Management & Development	—	3,361,399	—	3,361,399
Road & Rail	4,363,814	2,590,352	—	6,954,166

BHFTI-380

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$12,762,778	$428,210	$—	$13,190,988
Software	15,105,008	4,185,049	—	19,290,057
Specialty Retail	5,622,870	1,671,068	—	7,293,938
Technology Hardware, Storage & Peripherals	18,041,424	1,949,564	—	19,990,988
Textiles, Apparel & Luxury Goods	1,617,627	1,664,395	—	3,282,022
Thrifts & Mortgage Finance	1,640,546	—	—	1,640,546
Tobacco	4,530,427	4,488,788	—	9,019,215
Trading Companies & Distributors	1,048,288	1,318,196	—	2,366,484
Transportation Infrastructure	—	2,432,497	—	2,432,497
Water Utilities	174,682	357,750	—	532,432
Wireless Telecommunication Services	—	6,210,257	—	6,210,257
Total Common Stocks	306,453,894	181,487,341	—	487,941,235
Total Corporate Bonds & Notes*	—	380,177,189	—	380,177,189
Mutual Funds
Investment Company Securities	46,896,836	229,996	—	47,126,832
Total U.S. Treasury & Government Agencies*	—	11,037,300	—	11,037,300
Total Municipals	—	1,911,357	—	1,911,357
Total Preferred Stock*	—	190,534	—	190,534
Total Short-Term Investment*	—	251,943,774	—	251,943,774
Total Securities Lending Reinvestments*	—	73,019,368	—	73,019,368
Total Investments	$353,350,730	$899,996,859	$—	$1,253,347,589

Collateral for Securities Loaned (Liability)	$—	$(72,996,901)	$—	$(72,996,901)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,488,895	$—	$1,488,895
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,070,741)	—	(4,070,741)
Total Forward Contracts	$—	$(2,581,846)	$—	$(2,581,846)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$13,890,754	$—	$—	$13,890,754
Futures Contracts (Unrealized Depreciation)	(3,529,962)	—	—	(3,529,962)
Total Futures Contracts	$10,360,792	$—	$—	$10,360,792
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$8,191,205	$—	$8,191,205
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,214,725)	—	(1,214,725)
Total Centrally Cleared Swap Contracts	$—	$6,976,480	$—	$6,976,480

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $570,792 were due to a lack of trading activity in the security which led to it being valued using significant observable inputs other than a quoted price in an active market.

BHFTI-381

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—98.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.8%
Health Care Select Sector SPDR Fund (a) (b)	654,298	$53,475,776
Industrial Select Sector SPDR Fund (a) (b)	753,096	53,469,816
iShares 20+ Year Treasury Bond ETF (a)	215,428	26,876,797
iShares Core MSCI Emerging Markets ETF	3,361,366	181,580,991
iShares Core S&P Mid-Cap ETF	304,612	54,495,087
iShares Core S&P Small-Cap ETF (a)	1,124,339	83,448,441
iShares MSCI Canada ETF (a)	1,147,310	33,203,151
iShares MSCI EAFE ETF (a)	5,730,984	392,457,784
iShares TIPS Bond ETF	1,154,425	131,119,592
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	7,083,012	264,338,008
SPDR Dow Jones International Real Estate ETF (a) (b)	1,005,267	38,582,147
SPDR S&P 500 ETF Trust (b)	2,750,330	690,965,406
SPDR S&P International Small Cap ETF (a) (b)	1,522,237	53,308,740
Technology Select Sector SPDR Fund (a) (b)	919,350	54,333,585
Vanguard FTSE Europe ETF	473,200	27,601,756
Vanguard FTSE Pacific ETF	750,866	51,209,061
Vanguard REIT ETF (a)	757,903	62,974,160
Vanguard Total Bond Market ETF (a)	4,155,300	340,568,388

Total Mutual Funds (Cost $2,338,827,844)		2,594,008,686

Short-Term Investment—1.2%

Mutual Fund—1.2%
AIM STIT-STIC Prime Portfolio	31,005,323	31,005,323

Total Short-Term Investments (Cost $31,005,323)		31,005,323

Securities Lending Reinvestments (c)—24.8%

Certificates of Deposit—12.6%
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	5,000,000	4,999,540
1.457%, 1M LIBOR + 0.220%, 10/19/17 (d)	9,000,000	9,000,342
Bank of China, Ltd. 1.540%, 10/23/17	7,000,000	7,000,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	20,000,000	20,009,280
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	8,000,000	8,000,944
Branch Banking & Trust Co. 1.140%, 10/04/17	30,000,000	29,999,970
China Construction Bank 1.440%, 10/11/17	15,000,000	15,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	7,000,000	7,000,000

Certificates of Deposit—(Continued)
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	8,000,000	8,000,792
Credit Agricole S.A. 1.407%, 1M LIBOR + 0.170%, 02/26/18 (d)	7,000,000	6,999,454
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (d)	7,000,000	7,000,490
1.494%, 1M LIBOR + 0.260%, 10/16/17 (d)	10,000,000	10,000,480
DNB Bank ASA New York 1.120%, 10/05/17	20,000,000	19,999,940
Industrial & Commercial Bank of China, Ltd. 1.440%, 10/16/17	15,000,000	14,999,955
KBC Bank NV Zero Coupon, 11/22/17	14,946,525	14,974,650
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (d)	5,000,000	5,000,125
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (d)	10,000,000	10,007,466
1.494%, 1M LIBOR + 0.260%, 10/18/17 (d)	2,500,000	2,500,085
1.515%, 1M LIBOR + 0.280%, 10/11/17 (d)	6,000,000	6,000,138
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	8,000,000	8,002,800
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	5,000,000	4,999,825
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (d)	8,000,000	8,000,336
1.486%, 1M LIBOR + 0.250%, 10/13/17 (d)	2,000,000	2,000,074
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	7,000,000	6,999,685
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	3,000,000	3,000,246
Standard Chartered plc 1.460%, 02/02/18	5,000,000	5,001,265
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	15,000,000	14,999,550
1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	5,000,000	5,000,520
1.462%, 3M LIBOR + 0.150%, 02/08/18 (d)	6,000,000	5,999,724

BHFTI-382

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (d)	5,000,000	$5,000,370
1.404%, 1M LIBOR + 0.170%, 02/16/18 (d)	8,000,000	8,000,344
1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	13,000,000	13,001,053
1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	2,500,000	2,500,250
1.495%, 1M LIBOR + 0.260%, 10/11/17 (d)	3,000,000	3,000,114
Swedbank AB 1.140%, 10/02/17	20,000,000	19,999,980
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	9,600,000	9,602,313

		331,602,100

Commercial Paper—3.4%
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	10,000,000	10,000,540
1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	7,500,000	7,500,345
Kells Funding LLC 1.325%, 12/04/17	3,982,775	3,990,524
1.400%, 03/01/18	1,985,767	1,987,954
Ridgefield Funding Co. LLC 1.350%, 11/17/17	9,960,625	9,982,940
1.350%, 11/20/17	12,955,638	12,976,340
Sheffield Receivables Co. 1.370%, 12/07/17	22,929,978	22,942,500
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	19,000,000	19,004,408

		88,385,551

Master Demand Notes—0.7%
Natixis Financial Products LLC 1.390%, OBFR + 0.230%, 10/02/17 (d)	5,000,000	5,000,000
1.410%, OBFR + 0.250%, 10/02/17 (d)	15,000,000	15,000,000

		20,000,000

Repurchase Agreements—4.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,316,660 on 10/02/17, collateralized by $2,189,536 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,342,876.	1,316,545	1,316,545

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $25,002,188 on 10/02/17, collateralized by $25,450,190 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $25,500,003.	25,000,000	25,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $23,302,427 on 10/02/17, collateralized by $23,732,901 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $23,766,010.	23,300,000	23,300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,900,302 on 10/02/17, collateralized by $2,914,376 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $2,958,009.	2,900,000	2,900,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $15,079,800 on 01/02/18, collateralized by $80,764 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $16,673,032.	15,000,000	15,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $10,000,850 on 10/02/17, collateralized by $9,592,927 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $10,207,777.	10,000,000	10,000,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $10,035,667 on 10/06/17, collateralized by $9,592,927 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $10,207,777.	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $17,349,648 on 01/02/18, collateralized by various Common Stock with a value of $18,700,000.	17,000,000	17,000,000

BHFTI-383

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $7,554,863 on 01/02/18, collateralized by various Common Stock with a value of $8,250,002.	7,500,000	$7,500,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $4,000,393 on 10/02/17, collateralized by $9,943,248 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $4,080,402.	4,000,000	4,000,000
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $10,021,700 on 10/02/17, collateralized by $450,476 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $11,093,612.	10,000,000	10,000,000

		126,016,545

Time Deposits—3.3%
ABN AMRO Bank NV 1.060%, 10/02/17	30,000,000	30,000,000
Credit Agricole S.A. 1.080%, 10/02/17	3,753,432	3,753,432
Credit Industriel et Commercial 1.100%, 10/02/17	10,000,000	10,000,000
DZ Bank AG 1.060%, 10/02/17	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	4,600,000	4,600,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	3,900,000	3,900,000

Time Deposits—(Continued)
Nordea Bank New York 1.050%, 10/02/17	5,000,000	5,000,000
Royal Bank of Canada New York 1.070%, 10/02/17	10,000,000	10,000,000
Standard Chartered plc 1.200%, 10/02/17	4,200,000	4,200,000
Svenska 1.050%, 10/02/17	10,000,000	10,000,000

		86,453,432

Total Securities Lending Reinvestments (Cost $652,420,486)		652,457,628

Total Investments—124.8% (Cost $3,022,253,653)		3,277,471,637
Other assets and liabilities (net)—(24.8)%		(651,024,290)

Net Assets—100.0%		$2,626,447,347

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $640,308,437 and the collateral received consisted of cash in the amount of $652,331,283. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London InterBank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

BHFTI-384

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,594,008,686	$—	$—	$2,594,008,686
Total Short-Term Investment*	31,005,323	—	—	31,005,323
Total Securities Lending Reinvestments*	—	652,457,628	—	652,457,628
Total Investments	$2,625,014,009	$652,457,628	$—	$3,277,471,637

Collateral for Securities Loaned (Liability)	$—	$(652,331,283)	$—	$(652,331,283)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-385

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—98.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.5%
Health Care Select Sector SPDR Fund (a)	234,525	$19,167,728
Industrial Select Sector SPDR Fund (a) (b)	281,492	19,985,932
iShares 20+ Year Treasury Bond ETF (b)	78,134	9,747,998
iShares Core MSCI Emerging Markets ETF	1,576,030	85,137,141
iShares Core S&P Mid-Cap ETF (b)	274,385	49,087,477
iShares Core S&P Small-Cap ETF (b)	689,569	51,179,811
iShares MSCI Canada ETF (b)	644,063	18,639,183
iShares MSCI EAFE ETF (b)	2,957,365	202,520,355
iShares TIPS Bond ETF	248,125	28,182,038
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	1,274,695	47,571,617
SPDR Dow Jones International Real Estate ETF (a) (b)	363,621	13,955,774
SPDR S&P 500 ETF Trust (a)	1,189,055	298,726,288
SPDR S&P International Small Cap ETF (a) (b)	824,494	28,873,780
Technology Select Sector SPDR Fund (a) (b)	331,253	19,577,052
Vanguard FTSE Europe ETF	171,626	10,010,945
Vanguard FTSE Pacific ETF (b)	286,381	19,531,184
Vanguard REIT ETF (b)	275,393	22,882,404

Total Mutual Funds (Cost $805,303,372)		944,776,707

Short-Term Investment—1.5%

Mutual Fund—1.5%
AIM STIT-STIC Prime Portfolio	14,451,977	14,451,977

Total Short-Term Investments (Cost $14,451,977)		14,451,977

Securities Lending Reinvestments (c)—16.1%

Certificates of Deposit—9.7%
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	2,500,000	2,499,770
1.457%, 1M LIBOR + 0.220%, 10/19/17 (d)	4,000,000	4,000,152
Bank of China, Ltd. 1.540%, 10/23/17	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	7,500,000	7,503,480
Branch Banking & Trust Co. 1.140%, 10/04/17	10,000,000	9,999,990
China Construction Bank 1.440%, 10/11/17	5,000,000	5,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	2,000,000	2,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (d)	2,000,000	2,000,198

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (d)	1,500,000	1,500,105
1.494%, 1M LIBOR + 0.260%, 10/16/17 (d)	7,000,000	7,000,336
Industrial & Commercial Bank of China, Ltd. 1.440%, 10/16/17	5,000,000	4,999,985
KBC Bank NV Zero Coupon, 11/22/17	2,989,305	2,994,930
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (d)	2,500,000	2,500,063
Mizuho Bank, Ltd., New York 1.515%, 1M LIBOR + 0.280%, 10/11/17 (d)	5,500,000	5,500,126
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	2,000,000	2,000,700
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	3,000,000	2,999,895
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (d)	3,000,000	3,000,126
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	2,000,000	1,999,910
Standard Chartered plc 1.460%, 02/02/18	1,250,000	1,250,316
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	5,000,000	4,999,850
1.462%, 3M LIBOR + 0.150%, 02/08/18 (d)	2,000,000	1,999,908
Sumitomo Mitsui Trust Bank, Ltd., New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	3,500,000	3,500,284
1.495%, 1M LIBOR + 0.260%, 10/11/17 (d)	3,000,000	3,000,114
Swedbank AB 1.140%, 10/02/17	5,000,000	4,999,995
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	3,200,000	3,200,771

		93,451,004

Commercial Paper—3.2%
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	7,000,000	7,000,378
1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	2,000,000	2,000,092
Kells Funding LLC 1.325%, 12/04/17	1,991,388	1,995,262
1.400%, 03/01/18	992,883	993,977

BHFTI-386

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Ridgefield Funding Co. LLC 1.350%, 11/17/17	4,980,313	$4,991,470
1.350%, 11/20/17	1,993,175	1,996,360
Sheffield Receivables Co. 1.370%, 12/07/17	4,984,778	4,987,500
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	7,000,000	7,001,624

		30,966,663

Master Demand Notes—0.6%
Natixis Financial Products LLC 1.410%, OBFR + 0.250%, 10/02/17 (d)	6,000,000	6,000,000

Repurchase Agreements—2.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,563,899 on 10/02/17, collateralized by $2,600,682 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,595,037.	1,563,762	1,563,762
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,625,992 on 01/02/18, collateralized by various Common Stock with a value of $1,760,000.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $3,518,620 on 01/02/18, collateralized by $18,845 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $3,890,374.	3,500,000	3,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $10,001 on 10/02/17, collateralized by $9,593 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $10,208.	10,000	10,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $3,571,986 on 01/02/18, collateralized by various Common Stock with a value of $3,850,000.	3,500,000	3,500,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $10,073,150 on 01/02/18, collateralized by various Common Stock with a value of $11,000,002.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $4,000,393 on 10/02/17, collateralized by $9,943,248 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $4,080,402.	4,000,000	4,000,000

		24,173,762

Time Deposit—0.1%
Standard Chartered plc 1.200%, 10/02/17	600,000	600,000

Total Securities Lending Reinvestments (Cost $155,182,505)		155,191,429

Total Investments—116.1% (Cost $974,937,854)		1,114,420,113
Other assets and liabilities (net)—(16.1)%		(154,710,561)

Net Assets—100.0%		$959,709,552

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $152,049,824 and the collateral received consisted of cash in the amount of $155,155,603. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London InterBank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

BHFTI-387

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$944,776,707	$—	$—	$944,776,707
Total Short-Term Investment*	14,451,977	—	—	14,451,977
Total Securities Lending Reinvestments*	—	155,191,429	—	155,191,429
Total Investments	$959,228,684	$155,191,429	$—	$1,114,420,113

Collateral for Securities Loaned (Liability)	$—	$(155,155,603)	$—	$(155,155,603)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-388

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Boeing Co. (The)	188,586	$47,940,447
Raytheon Co.	124,604	23,248,614
United Technologies Corp.	313,549	36,396,768

		107,585,829

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	160,331	19,254,150

Airlines—1.0%
Southwest Airlines Co.	653,358	36,574,981

Auto Components—1.0%
Magna International, Inc.	640,737	34,202,541

Automobiles—0.3%
General Motors Co.	247,501	9,994,090

Banks—14.0%
Citigroup, Inc.	1,372,486	99,834,632
Fifth Third Bancorp	2,563,156	71,717,105
JPMorgan Chase & Co.	1,759,164	168,017,753
U.S. Bancorp	1,040,590	55,765,218
Wells Fargo & Co.	1,849,646	102,007,977

		497,342,685

Beverages—1.2%
PepsiCo, Inc.	373,397	41,607,628

Biotechnology—0.9%
Gilead Sciences, Inc.	382,946	31,026,285

Building Products—1.5%
Johnson Controls International plc	1,285,070	51,775,470

Capital Markets—5.7%
Ameriprise Financial, Inc.	199,598	29,642,299
Bank of New York Mellon Corp. (The)	1,223,205	64,854,329
Invesco, Ltd.	467,946	16,396,828
Morgan Stanley	1,883,090	90,708,445

		201,601,901

Chemicals—2.3%
CF Industries Holdings, Inc. (a)	893,591	31,418,659
DowDuPont, Inc.	743,207	51,452,221

		82,870,880

Commercial Services & Supplies—0.6%
Stericycle, Inc. (a) (b)	289,121	20,706,846

Communications Equipment—1.7%
Cisco Systems, Inc.	1,853,357	62,328,396

Construction Materials—0.7%
Vulcan Materials Co.	196,303	23,477,839

Consumer Finance—0.7%
American Express Co.	275,409	24,913,498

Containers & Packaging—1.0%
International Paper Co. (a)	627,350	35,646,027

Diversified Telecommunication Services—1.4%
Verizon Communications, Inc.	986,053	48,799,763

Electric Utilities—6.5%
Exelon Corp.	1,467,620	55,285,245
PG&E Corp.	1,449,352	98,686,378
Southern Co. (The) (a)	1,107,525	54,423,779
Westar Energy, Inc.	503,457	24,971,467

		233,366,869

Electronic Equipment, Instruments & Components—1.0%
TE Connectivity, Ltd.	421,794	35,034,210

Equity Real Estate Investment Trusts—1.4%
VEREIT, Inc.	2,919,741	24,204,653
Weyerhaeuser Co.	803,933	27,357,840

		51,562,493

Food & Staples Retailing—1.3%
Wal-Mart Stores, Inc.	579,184	45,257,438

Food Products—3.0%
Bunge, Ltd.	476,686	33,110,610
Tyson Foods, Inc. - Class A	1,064,796	75,014,878

		108,125,488

Health Care Equipment & Supplies—3.1%
Becton Dickinson & Co. (a)	104,512	20,479,126
Hologic, Inc. (a) (b)	750,618	27,540,174
Medtronic plc	808,793	62,899,832

		110,919,132

Health Care Providers & Services—1.8%
Aetna, Inc.	394,138	62,671,883

Hotels, Restaurants & Leisure—1.2%
Carnival Corp.	355,013	22,923,190
Las Vegas Sands Corp.	335,476	21,524,140

		44,447,330

Household Products—1.5%
Kimberly-Clark Corp.	192,213	22,619,626
Procter & Gamble Co. (The)	350,387	31,878,209

		54,497,835

Industrial Conglomerates—1.0%
General Electric Co.	1,411,649	34,133,673

BHFTI-389

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—5.1%
American International Group, Inc.	492,845	$30,255,755
Chubb, Ltd.	243,613	34,727,033
Loews Corp.	849,348	40,649,795
Marsh & McLennan Cos., Inc.	550,229	46,114,693
XL Group, Ltd.	802,392	31,654,364

		183,401,640

Leisure Products—0.5%
Mattel, Inc. (a)	1,111,955	17,213,063

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	111,075	21,015,390

Machinery—1.1%
Illinois Tool Works, Inc.	272,651	40,341,442

Media—3.7%
Comcast Corp. - Class A	1,464,509	56,354,306
News Corp. - Class A (a)	1,668,536	22,124,788
Twenty-First Century Fox, Inc. - Class B	2,042,362	52,672,516

		131,151,610

Multiline Retail—0.5%
Kohl’s Corp. (a)	424,364	19,372,217

Oil, Gas & Consumable Fuels—9.4%
Apache Corp. (a)	533,777	24,446,986
Canadian Natural Resources, Ltd.	855,658	28,655,986
EQT Corp. (a)	326,940	21,329,566
Exxon Mobil Corp.	889,017	72,881,614
Hess Corp. (a)	686,566	32,193,080
Occidental Petroleum Corp.	674,661	43,319,983
Total S.A. (ADR)	1,501,380	80,353,857
TransCanada Corp. (a)	611,239	30,213,544

		333,394,616

Pharmaceuticals—6.9%
Johnson & Johnson	535,591	69,632,186
Merck & Co., Inc.	1,126,950	72,158,608
Perrigo Co. plc (a)	393,267	33,290,052
Pfizer, Inc.	1,981,595	70,742,941

		245,823,787

Road & Rail—0.6%
Canadian Pacific Railway, Ltd. (a)	135,077	22,696,988

Semiconductors & Semiconductor Equipment—3.0%
Applied Materials, Inc.	564,727	29,416,629
QUALCOMM, Inc.	945,056	48,991,703
Texas Instruments, Inc.	305,203	27,358,397

		105,766,729

Software—3.0%
Microsoft Corp.	1,439,479	107,226,791

Specialty Retail—0.6%
Lowe’s Cos., Inc.	266,913	21,337,025

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.	147,750	22,771,230

Tobacco—1.8%
Philip Morris International, Inc.	579,281	64,305,984

Total Common Stocks (Cost $2,809,707,976)		3,445,543,672

Convertible Preferred Stocks—1.0%

Electric Utilities—0.8%
NextEra Energy, Inc. 6.123%, 09/01/19 (a)	533,973	29,518,028

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.125%, 05/01/20	131,417	7,262,103

Total Convertible Preferred Stocks (Cost $32,969,047)		36,780,131

Short-Term Investment—2.1%

Mutual Fund—2.1%
T. Rowe Price Treasury Reserve Fund (c)	74,788,061	74,788,061

Total Short-Term Investments (Cost $74,788,061)		74,788,061

Securities Lending Reinvestments (d)—7.7%

Certificates of Deposit—4.0%
ABN AMRO Bank NV Zero Coupon, 11/21/17	4,982,685	4,991,700
Zero Coupon, 02/22/18	1,987,499	1,989,260
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (e)	4,000,000	3,999,632
Bank of China, Ltd. 1.540%, 10/23/17	6,000,000	6,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (e)	3,000,000	3,000,579
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (e)	4,000,000	4,001,856
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (e)	5,000,000	5,000,590

BHFTI-390

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (e)	3,000,000	$3,000,162
1.647%, 1M LIBOR + 0.410%, 10/27/17 (e)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	2,000,000	2,000,000
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (e)	3,000,000	3,000,108
1.461%, 1M LIBOR + 0.230%, 11/07/17 (e)	3,000,000	3,000,000
1.487%, 1M LIBOR + 0.250%, 10/25/17 (e)	1,000,000	1,000,070
KBC Bank NV 1.380%, 10/27/17	7,000,000	7,000,770
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	4,993,519	4,997,450
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (e)	10,000,000	9,999,880
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (e)	9,000,000	9,003,150
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (e)	7,500,000	7,499,737
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (e)	2,000,000	2,000,064
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (e)	4,000,000	3,999,820
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (e)	4,000,000	4,003,540
Standard Chartered plc 1.460%, 02/02/18	4,000,000	4,001,012
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (e)	2,000,000	1,999,940
1.432%, 1M LIBOR + 0.200%, 02/05/18 (e)	3,000,000	3,000,312
1.462%, 3M LIBOR + 0.150%, 02/08/18 (e)	3,000,000	2,999,862
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (e)	2,500,000	2,500,185
1.404%, 1M LIBOR + 0.170%, 02/16/18 (e)	1,000,000	1,000,043
1.406%, 1M LIBOR + 0.170%, 11/13/17 (e)	5,500,000	5,500,446
1.488%, 1M LIBOR + 0.250%, 10/26/17 (e)	1,500,000	1,500,150

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (e)	6,000,000	6,000,816
Swedbank AB 1.140%, 10/02/17	5,000,000	4,999,995
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (e)	9,000,000	9,008,028
1.624%, 3M LIBOR + 0.320%, 01/10/18 (e)	1,000,000	1,000,322
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (e)	5,750,000	5,749,960
1.694%, 3M LIBOR + 0.380%, 10/26/17 (e)	1,000,000	1,000,241

		140,749,889

Commercial Paper—1.2%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	2,492,183	2,499,833
Barton Capital S.A. 1.320%, 12/11/17	2,491,750	2,493,460
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (e)	4,000,000	4,003,480
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (e)	2,000,000	2,000,108
1.386%, 1M LIBOR + 0.150%, 11/13/17 (e)	4,250,000	4,250,195
Kells Funding LLC 1.400%, 03/01/18	1,985,767	1,987,954
Macquarie Bank, Ltd., London 1.340%, 10/27/17	9,965,756	9,990,694
Sheffield Receivables Co. 1.330%, 10/05/17	2,990,025	2,999,805
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (e)	7,500,000	7,501,740
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (e)	1,500,000	1,500,278

		42,226,503

Repurchase Agreements—1.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,720,938 on 10/02/17, collateralized by $4,524,777 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $2,775,114.	2,720,700	2,720,700

BHFTI-391

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $10,000,875 on 10/02/17, collateralized by $10,180,076 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $10,200,001.	10,000,000	$10,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $400,040 on 10/02/17, collateralized by $402,364 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $408,002.	400,000	400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,100,219 on 10/02/17, collateralized by $2,139,017 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,142,001.	2,100,000	2,100,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $3,267,290 on 01/02/18, collateralized by $17,499 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $3,612,490.	3,250,000	3,250,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,400,119 on 10/02/17, collateralized by $1,343,010 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,429,089.	1,400,000	1,400,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,041,135 on 01/02/18, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $11,080,465 on 01/02/18, collateralized by various Common Stock with a value of $12,100,003.	11,000,000	11,000,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $25,002,458 on 10/02/17, collateralized by $62,145,302 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $25,502,510.	25,000,000	25,000,000
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $5,311,501 on 10/02/17, collateralized by $238,752 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $5,879,614.	5,300,000	5,300,000

		63,670,700

Time Deposits—0.7%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Australia New Zealand Bank 1.070%, 10/02/17	6,000,000	6,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
National Bank of Canada 1.060%, 10/02/17	10,000,000	10,000,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Royal Bank of Canada New York 1.070%, 10/02/17	5,000,000	5,000,000
Standard Chartered plc 1.200%, 10/02/17	246,690	246,690

BHFTI-392

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska 1.050%, 10/02/17	1,000,000	$1,000,000

		26,646,690

Total Securities Lending Reinvestments (Cost $273,263,904)		273,293,782

Total Investments—107.5% (Cost $3,190,728,988)		3,830,405,646
Other assets and liabilities (net)—(7.5)%		(265,862,561)

Net Assets—100.0%		$3,564,543,085

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $268,171,405 and the collateral received consisted of cash in the amount of $273,196,487. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London InterBank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,445,543,672	$—	$—	$3,445,543,672
Total Convertible Preferred Stocks*	36,780,131	—	—	36,780,131
Total Short-Term Investment*	74,788,061	—	—	74,788,061
Total Securities Lending Reinvestments*	—	273,293,782	—	273,293,782
Total Investments	$3,557,111,864	$273,293,782	$—	$3,830,405,646

Collateral for Securities Loaned (Liability)	$—	$(273,196,487)	$—	$(273,196,487)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-393

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—93.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
BWX Technologies, Inc.	88,000	$4,929,760
DigitalGlobe, Inc. (a) (b)	273,000	9,623,250
MacDonald Dettwiler & Associates, Ltd. (b)	121,000	6,883,254
Rockwell Collins, Inc.	150,000	19,606,500
Textron, Inc.	713,000	38,416,440

		79,459,204

Airlines—0.5%
United Continental Holdings, Inc. (a)	152,000	9,253,760

Automobiles—0.4%
Ferrari NV	59,000	6,518,320

Banks—0.8%
Fifth Third Bancorp (b)	301,000	8,421,980
Webster Financial Corp. (b)	94,000	4,939,700

		13,361,680

Biotechnology—3.0%
Alkermes plc (a) (b)	330,000	16,777,200
Alnylam Pharmaceuticals, Inc. (a) (b)	98,000	11,514,020
Bioverativ, Inc. (a)	42,000	2,396,940
Incyte Corp. (a)	62,000	7,237,880
Kite Pharma, Inc. (a)	27,000	4,854,870
TESARO, Inc. (a)	21,000	2,711,100
Vertex Pharmaceuticals, Inc. (a)	47,000	7,145,880

		52,637,890

Building Products—0.9%
Allegion plc (b)	181,000	15,651,070

Capital Markets—3.8%
CBOE Holdings, Inc.	255,000	27,445,650
FactSet Research Systems, Inc. (b)	18,000	3,241,980
MSCI, Inc.	78,000	9,118,200
Oaktree Capital Group LLC	60,000	2,823,000
TD Ameritrade Holding Corp.	496,000	24,204,800

		66,833,630

Chemicals—3.0%
Air Products & Chemicals, Inc.	121,000	18,297,620
Ashland Global Holdings, Inc. (b)	97,000	6,342,830
RPM International, Inc.	240,000	12,321,600
Valvoline, Inc.	661,000	15,500,450

		52,462,500

Commercial Services & Supplies—1.8%
KAR Auction Services, Inc.	241,000	11,505,340
Waste Connections, Inc.	300,000	20,988,000

		32,493,340

Communications Equipment—1.4%
Harris Corp.	181,000	23,834,080

Construction Materials—0.5%
Martin Marietta Materials, Inc. (b)	45,000	9,280,350

Consumer Finance—0.4%
SLM Corp. (a)	548,000	6,285,560

Containers & Packaging—1.3%
Ardagh Group S.A.	35,000	749,350
Ball Corp.	541,000	22,343,300

		23,092,650

Diversified Consumer Services—0.5%
ServiceMaster Global Holdings, Inc. (a)	173,000	8,084,290

Electrical Equipment—1.9%
Acuity Brands, Inc. (b)	42,000	7,193,760
Sensata Technologies Holding NV (a) (b)	565,000	27,159,550

		34,353,310

Electronic Equipment, Instruments & Components—1.9%
Coherent, Inc. (a) (b)	15,000	3,527,550
Keysight Technologies, Inc. (a)	601,000	25,037,660
National Instruments Corp. (b)	112,000	4,723,040

		33,288,250

Equity Real Estate Investment Trusts—0.2%
SBA Communications Corp. (a)	24,000	3,457,200

Food & Staples Retailing—0.9%
Casey’s General Stores, Inc. (b)	91,000	9,959,950
Sprouts Farmers Market, Inc. (a) (b)	361,000	6,775,970

		16,735,920

Food Products—1.2%
Conagra Brands, Inc.	197,000	6,646,780
TreeHouse Foods, Inc. (a) (b)	201,000	13,613,730

		20,260,510

Health Care Equipment & Supplies—6.9%
Cooper Cos., Inc. (The) (b)	111,000	26,319,210
DENTSPLY SIRONA, Inc. (b)	167,000	9,988,270
Hologic, Inc. (a)	697,000	25,572,930
IDEXX Laboratories, Inc. (a)	21,000	3,265,290
Intuitive Surgical, Inc. (a)	7,000	7,321,160
Teleflex, Inc.	166,000	40,167,020
West Pharmaceutical Services, Inc.	90,000	8,663,400

		121,297,280

Health Care Providers & Services—2.8%
Acadia Healthcare Co., Inc. (a) (b)	167,000	7,975,920
Envision Healthcare Corp. (a) (b)	409,000	18,384,550
Henry Schein, Inc. (a) (b)	150,000	12,298,500
MEDNAX, Inc. (a) (b)	255,000	10,995,600

		49,654,570

BHFTI-394

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.4%
athenahealth, Inc. (a) (b)	24,000	$2,984,640
Veeva Systems, Inc. - Class A (a)	61,000	3,441,010

		6,425,650

Hotels, Restaurants & Leisure—5.2%
Aramark	270,000	10,964,700
Marriott International, Inc. - Class A	196,000	21,610,960
MGM Resorts International	432,000	14,078,880
Norwegian Cruise Line Holdings, Ltd. (a)	511,000	27,619,550
Royal Caribbean Cruises, Ltd.	59,000	6,993,860
Vail Resorts, Inc.	45,000	10,265,400

		91,533,350

Industrial Conglomerates—1.7%
Roper Technologies, Inc.	120,000	29,208,000

Insurance—4.6%
FNF Group	662,000	31,418,520
Progressive Corp. (The)	466,000	22,563,720
Willis Towers Watson plc	180,000	27,761,400

		81,743,640

Internet & Direct Marketing Retail—0.2%
TripAdvisor, Inc. (a) (b)	86,000	3,485,580

Internet Software & Services—2.5%
CoStar Group, Inc. (a)	30,000	8,047,500
IAC/InterActiveCorp (a)	119,000	13,992,020
Match Group, Inc. (a) (b)	150,000	3,478,500
VeriSign, Inc. (a) (b)	150,000	15,958,500
Zillow Group, Inc. - Class A (a)	31,000	1,244,650
Zillow Group, Inc. - Class C (a) (b)	31,000	1,246,510

		43,967,680

IT Services—7.2%
Black Knight Financial Services, Inc. - Class A (a) (b)	45,000	1,937,250
CoreLogic, Inc. (a)	305,000	14,097,100
CSRA, Inc.	364,000	11,746,280
Fidelity National Information Services, Inc.	106,000	9,899,340
Fiserv, Inc. (a)	241,000	31,079,360
FleetCor Technologies, Inc. (a)	60,000	9,286,200
Gartner, Inc. (a) (b)	60,000	7,464,600
Global Payments, Inc.	196,000	18,625,880
Sabre Corp. (b)	84,822	1,535,278
Vantiv, Inc. - Class A (a) (b)	300,000	21,141,000

		126,812,288

Life Sciences Tools & Services—3.7%
Agilent Technologies, Inc.	421,000	27,028,200
Bruker Corp.	621,000	18,474,750
Illumina, Inc. (a) (b)	48,000	9,561,600
Quintiles IMS Holdings, Inc. (a)	106,000	10,077,420

		65,141,970

Machinery—4.5%
Colfax Corp. (a)	137,000	5,704,680
Fortive Corp.	227,000	16,069,330
Gardner Denver Holdings, Inc. (a)	152,000	4,183,040
IDEX Corp. (b)	236,000	28,666,920
Middleby Corp. (The) (a) (b)	35,000	4,485,950
WABCO Holdings, Inc. (a)	45,000	6,660,000
Xylem, Inc. (b)	227,000	14,217,010

		79,986,930

Metals & Mining—0.6%
Franco-Nevada Corp.	135,000	10,459,800

Multiline Retail—1.5%
Dollar General Corp.	330,000	26,746,500

Oil, Gas & Consumable Fuels—1.1%
ARC Resources, Ltd.	242,000	3,333,985
Centennial Resource Development, Inc. - Class A (a) (b)	222,000	3,989,340
Centennial Resource Development, Inc. - Class A (a) (c) (d)	63,000	1,075,505
Concho Resources, Inc. (a)	90,000	11,854,800

		20,253,630

Pharmaceuticals—1.5%
Catalent, Inc. (a) (b)	360,000	14,371,200
Zoetis, Inc.	182,000	11,604,320

		25,975,520

Professional Services—3.0%
Equifax, Inc.	105,721	11,205,369
IHS Markit, Ltd. (a)	314,267	13,852,889
TransUnion (a)	252,000	11,909,520
Verisk Analytics, Inc. (a)	187,000	15,556,530

		52,524,308

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Class A (a) (c) (d) (e)	47,810	2,477,036

Road & Rail—1.1%
J.B. Hunt Transport Services, Inc.	76,000	8,442,080
Kansas City Southern	105,000	11,411,400

		19,853,480

Semiconductors & Semiconductor Equipment—4.4%
KLA-Tencor Corp.	89,000	9,434,000
Marvell Technology Group, Ltd. (b)	578,000	10,346,200
Microchip Technology, Inc. (b)	360,000	32,320,800
Microsemi Corp. (a)	107,000	5,508,360
Xilinx, Inc. (b)	285,732	20,238,398

		77,847,758

Software—5.9%
Atlassian Corp. plc - Class A (a)	210,000	7,381,500
CDK Global, Inc.	138,000	8,706,420

BHFTI-395

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Electronic Arts, Inc. (a)	114,000	$13,458,840
Guidewire Software, Inc. (a) (b)	72,000	5,605,920
Red Hat, Inc. (a)	195,000	21,617,700
ServiceNow, Inc. (a) (b)	30,000	3,525,900
Splunk, Inc. (a) (b)	132,000	8,768,760
SS&C Technologies Holdings, Inc.	240,000	9,636,000
Symantec Corp.	151,000	4,954,310
Tableau Software, Inc. - Class A (a) (b)	109,000	8,163,010
Workday, Inc. - Class A (a) (b)	108,000	11,382,120

		103,200,480

Specialty Retail—3.3%
AutoZone, Inc. (a)	9,000	5,355,990
Burlington Stores, Inc. (a) (b)	90,000	8,591,400
CarMax, Inc. (a)	195,000	14,782,950
L Brands, Inc.	150,000	6,241,500
Michaels Cos., Inc. (The) (a) (b)	455,000	9,768,850
O’Reilly Automotive, Inc. (a) (b)	66,000	14,214,420

		58,955,110

Textiles, Apparel & Luxury Goods—1.8%
Coach, Inc.	633,000	25,497,240
PVH Corp.	54,000	6,807,240

		32,304,480

Trading Companies & Distributors—0.7%
HD Supply Holdings, Inc. (a)	348,000	12,552,360

Total Common Stocks		1,649,750,914

Convertible Preferred Stocks—0.6%

Internet Software & Services—0.1%
Roofoods, Ltd. - Series F, (a) (c) (d) (e) (Cost $2,564,447)	7,253	2,564,447

Real Estate Management & Development—0.5%
WeWork Cos., Inc.- Series D1 (a) (c) (d) (e)	89,839	4,654,559
WeWork Cos., Inc.- Series D2 (a) (c) (d) (e)	70,588	3,657,164

		8,311,723

Total Convertible Preferred Stocks (Cost $5,235,743)		10,876,170

Short-Term Investment—5.5%

Mutual Fund—5.5%
T.Rowe Price Treasury Reserve Fund (f)	96,578,532	96,578,533

Total Short-Term Investments (Cost $96,578,533)		96,578,533

Securities Lending Reinvestments (g)—18.5%
Security Description	Principal Amount*	Value

Certificates of Deposit—12.2%
Banco Del Estado De Chile New York 1.382%, 1M LIBOR + 0.150%, 01/05/18 (h)	2,000,000	1,999,844
1.457%, 1M LIBOR + 0.220%, 10/19/17 (h)	6,000,000	6,000,228
Bank of China, Ltd. 1.540%, 10/23/17	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (h)	2,000,000	2,000,928
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (h)	7,500,000	7,500,885
1.434%, 1M LIBOR + 0.200%, 02/15/18 (h)	4,000,000	4,000,900
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (h)	5,000,000	5,000,270
1.647%, 1M LIBOR + 0.410%, 10/27/17 (h)	2,500,000	2,500,523
Chiba Bank, Ltd., New York 1.360%, 11/07/17	3,500,000	3,500,000
1.360%, 11/20/17	3,000,000	3,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (h)	1,000,000	1,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (h)	2,500,000	2,500,248
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (h)	4,000,000	4,000,144
1.461%, 1M LIBOR + 0.230%, 11/07/17 (h)	500,000	500,000
1.494%, 1M LIBOR + 0.260%, 10/16/17 (h)	4,500,000	4,500,216
1.511%, 1M LIBOR + 0.280%, 10/06/17 (h)	5,000,000	5,000,060
DNB Bank ASA New York 1.120%, 10/05/17	3,000,000	2,999,991
KBC Bank NV Zero Coupon, 11/07/17	2,989,571	2,996,490
Zero Coupon, 11/22/17	2,989,305	2,994,930
1.380%, 10/27/17	7,500,000	7,500,825
Landesbank Hessen-Thuringen 1.300%, 10/06/17	3,000,000	3,000,069
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (h)	1,000,000	1,000,000
1.485%, 1M LIBOR + 0.250%, 10/11/17 (h)	6,000,000	6,000,150
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (h)	3,000,000	2,999,964
1.494%, 1M LIBOR + 0.260%, 10/18/17 (h)	4,000,000	4,000,136
1.515%, 1M LIBOR + 0.280%, 10/11/17 (h)	6,000,000	6,000,138
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (h)	5,500,000	5,501,925
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (h)	5,000,000	4,999,825
1.396%, 1M LIBOR + 0.160%, 11/13/17 (h)	8,000,000	8,000,368
1.801%, 3M LIBOR + 0.490%, 11/01/17 (h)	1,001,031	1,000,301
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (h)	2,000,000	2,000,064
1.406%, 1M LIBOR + 0.170%, 11/13/17 (h)	1,500,000	1,500,069
1.407%, 1M LIBOR + 0.170%, 02/23/18 (h)	5,000,000	5,000,210
1.486%, 1M LIBOR + 0.250%, 10/13/17 (h)	2,000,000	2,000,074
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (h)	5,000,000	4,999,775
Royal Bank of Canada New York 1.440%, 3M LIBOR + 0.130%, 06/12/18 (h)	10,000,000	10,000,220
1.704%, 3M LIBOR + 0.400%, 10/13/17 (h)	3,500,000	3,500,287

BHFTI-396

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered plc 1.460%, 02/02/18	11,000,000	$11,002,783
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (h)	5,000,000	4,999,850
1.462%, 3M LIBOR + 0.150%, 02/08/18 (h)	3,000,000	2,999,862
1.476%, 1M LIBOR + 0.240%, 10/12/17 (h)	2,000,000	2,000,062
Sumitomo Mitsui Trust Bank, Ltd., New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (h)	1,000,000	1,000,081
1.488%, 1M LIBOR + 0.250%, 10/26/17 (h)	4,500,000	4,500,450
1.495%, 1M LIBOR + 0.260%, 10/11/17 (h)	8,000,000	8,000,304
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (h)	10,000,000	10,001,360
Swedbank AB 1.140%, 10/02/17	5,000,000	4,999,995
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (h)	7,500,000	7,506,690
1.624%, 3M LIBOR + 0.320%, 01/10/18 (h)	3,000,000	3,000,966
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (h)	7,500,000	7,499,947
1.694%, 3M LIBOR + 0.380%, 10/26/17 (h)	2,300,000	2,300,554

		214,812,961

Commercial Paper—3.8%
Barton Capital S.A. 1.320%, 12/11/17	3,986,800	3,989,536
1.330%, 10/05/17	9,967,858	9,999,300
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (h)	3,000,000	3,000,513
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (h)	5,000,000	5,000,270
1.386%, 1M LIBOR + 0.150%, 11/13/17 (h)	3,000,000	3,000,138
Kells Funding LLC 1.400%, 03/01/18	4,964,417	4,969,885
LMA S.A. & LMA Americas 1.420%, 12/11/17	9,940,439	9,974,850
Macquarie Bank, Ltd., London 1.340%, 10/27/17	7,474,317	7,493,021
Sheffield Receivables Co. 1.330%, 10/05/17	3,488,363	3,499,773
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (h)	12,000,000	12,002,784
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (h)	3,600,000	3,600,666

		66,530,736

Repurchase Agreements—2.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $765,919 on 10/02/17, collateralized by $1,273,684 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $781,169.	765,852	765,852
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $100,010 on 10/02/17, collateralized by $100,591 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $102,000.	100,000	100,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $500,052 on 10/02/17, collateralized by $509,290 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $94,227 on 10/02/17, collateralized by $94,684 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $96,102.	94,217	94,217
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $7,288,570 on 01/02/18, collateralized by $39,036 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $8,058,632.	7,250,000	7,250,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $300,026 on 10/02/17, collateralized by $287,788 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $306,233.	300,000	300,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $79,798 on 10/02/17, collateralized by $76,543 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $81,449.	79,791	79,791

BHFTI-397

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $5,017,833 on 10/06/17, collateralized by $4,796,463 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $5,103,888.	5,000,000	$5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $15,109,725 on 01/02/18, collateralized by various Common Stock with a value of $16,500,004.	15,000,000	15,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $3,776,100 on 01/02/18, collateralized by various Common Stock with a value of $4,070,000.	3,700,000	3,700,000
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $5,712,369 on 10/02/17, collateralized by $256,771 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $6,323,359.	5,700,000	5,700,000

		38,489,860

Time Deposits—0.3%
Credit Agricole S.A. 1.080%, 10/02/17	50,309	50,309
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	49,302	49,302
Landesbank Hessen-Thuringen 1.170%, 10/02/17	60,395	60,395
National Bank of Canada 1.060%, 10/02/17	5,000,000	5,000,000
Standard Chartered plc 1.200%, 10/02/17	64,498	64,498

		6,224,504

Total Securities Lending Reinvestments (Cost $326,029,125)		326,058,061

Total Investments—118.2% (Cost $1,542,413,830)		2,083,263,678
Other assets and liabilities (net)—(18.2)%		(321,072,358)

Net Assets—100.0%		$1,762,191,320

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $320,121,220 and the collateral received consisted of cash in the amount of $325,916,465. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $14,428,711, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.8% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London InterBank Offered Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Centennial Resource Development, Inc. - Class A	06/08/17	63,000	$913,500	$1,075,505
Roofoods, Ltd. - Series F	09/12/17	7,253	2,564,447	2,564,447
WeWork Cos., Inc. - Class A	12/09/14-05/26/15	47,810	722,353	2,477,036
WeWork Cos., Inc.- Series D1	12/09/14	89,839	1,495,924	4,654,559
WeWork Cos., Inc.- Series D2	12/09/14	70,588	1,175,372	3,657,164

				$14,428,711

BHFTI-398

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$79,459,204	$—	$—	$79,459,204
Airlines	9,253,760	—	—	9,253,760
Automobiles	6,518,320	—	—	6,518,320
Banks	13,361,680	—	—	13,361,680
Biotechnology	52,637,890	—	—	52,637,890
Building Products	15,651,070	—	—	15,651,070
Capital Markets	66,833,630	—	—	66,833,630
Chemicals	52,462,500	—	—	52,462,500
Commercial Services & Supplies	32,493,340	—	—	32,493,340
Communications Equipment	23,834,080	—	—	23,834,080
Construction Materials	9,280,350	—	—	9,280,350
Consumer Finance	6,285,560	—	—	6,285,560
Containers & Packaging	23,092,650	—	—	23,092,650
Diversified Consumer Services	8,084,290	—	—	8,084,290
Electrical Equipment	34,353,310	—	—	34,353,310
Electronic Equipment, Instruments & Components	33,288,250	—	—	33,288,250
Equity Real Estate Investment Trusts	3,457,200	—	—	3,457,200
Food & Staples Retailing	16,735,920	—	—	16,735,920
Food Products	20,260,510	—	—	20,260,510
Health Care Equipment & Supplies	121,297,280	—	—	121,297,280
Health Care Providers & Services	49,654,570	—	—	49,654,570
Health Care Technology	6,425,650	—	—	6,425,650
Hotels, Restaurants & Leisure	91,533,350	—	—	91,533,350
Industrial Conglomerates	29,208,000	—	—	29,208,000
Insurance	81,743,640	—	—	81,743,640
Internet & Direct Marketing Retail	3,485,580	—	—	3,485,580
Internet Software & Services	43,967,680	—	—	43,967,680
IT Services	126,812,288	—	—	126,812,288
Life Sciences Tools & Services	65,141,970	—	—	65,141,970
Machinery	79,986,930	—	—	79,986,930
Metals & Mining	10,459,800	—	—	10,459,800
Multiline Retail	26,746,500	—	—	26,746,500
Oil, Gas & Consumable Fuels	19,178,125	1,075,505	—	20,253,630
Pharmaceuticals	25,975,520	—	—	25,975,520
Professional Services	52,524,308	—	—	52,524,308
Real Estate Management & Development	—	—	2,477,036	2,477,036

BHFTI-399

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Road & Rail	$19,853,480	$—	$—	$19,853,480
Semiconductors & Semiconductor Equipment	77,847,758	—	—	77,847,758
Software	103,200,480	—	—	103,200,480
Specialty Retail	58,955,110	—	—	58,955,110
Textiles, Apparel & Luxury Goods	32,304,480	—	—	32,304,480
Trading Companies & Distributors	12,552,360	—	—	12,552,360
Total Common Stocks	1,646,198,373	1,075,505	2,477,036	1,649,750,914
Total Convertible Preferred Stocks*	—	—	10,876,170	10,876,170
Total Short-Term Investment*	96,578,533	—	—	96,578,533
Total Securities Lending Reinvestments*	—	326,058,061	—	326,058,061
Total Investments	$1,742,776,906	$327,133,566	$13,353,206	$2,083,263,678

Collateral for Securities Loaned (Liability)	$—	$(325,916,465)	$—	$(325,916,465)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

BHFTI-400

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—65.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—33.4%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	2,207,647	$2,269,790
3.000%, TBA (a)	10,800,000	11,097,000
Fannie Mae 30 Yr. Pool 3.000%, 07/01/45	21,668,501	21,812,237
3.000%, TBA (a)	11,310,000	11,347,110
3.500%, 02/01/46	17,393,120	17,943,622
3.500%, TBA (a)	51,345,000	52,931,478
4.000%, 04/01/47	2,215,833	2,334,097
4.000%, 06/01/47	13,810,142	14,547,465
4.000%, 07/01/47	14,248,637	15,009,365
4.000%, TBA (a)	27,355,000	28,801,822
4.500%, 02/01/46	6,376,199	6,853,827
4.500%, 10/01/47	27,835,000	29,920,448
4.500%, TBA (a)	43,225,000	46,345,305
Fannie Mae Pool 2.470%, 01/01/23	2,500,000	2,527,879
2.740%, 03/01/25	2,115,847	2,148,050
2.740%, 03/01/26	3,855,000	3,854,612
2.950%, 05/01/31	4,294,262	4,291,820
3.030%, 03/01/31	1,072,222	1,076,050
3.280%, 02/01/28	3,975,000	4,110,877
3.320%, 08/01/26	1,895,000	1,966,431
3.390%, 01/01/31	4,725,000	4,884,580
3.490%, 02/25/33	4,000,000	4,083,760
3.500%, 01/01/44	7,884,765	8,167,794
3.550%, 03/01/24	4,066,493	4,311,686
3.580%, 03/01/27	2,875,045	2,985,610
4.380%, 04/01/21	4,550,494	4,856,773
4.381%, 06/01/21	7,076,240	7,564,804
4.520%, 08/01/19	4,079,851	4,261,933
4.550%, 10/01/19	4,906,194	5,148,582
4.590%, 08/01/26	2,881,865	3,167,034
Fannie Mae-ACES (CMO) 1.587%, 1M LIBOR + 0.350%, 05/25/18 (b)	940,422	941,104
1.587%, 1M LIBOR + 0.350%, 08/25/18 (b)	7,061,153	7,070,964
1.701%, 09/25/24 (b)	10,898,600	10,886,239
2.569%, 12/25/26 (b)	9,410,000	9,158,355
3.148%, 12/25/24 (b)	9,560,685	9,837,285
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/31	9,867,099	9,945,653
2.500%, 01/01/32	2,359,473	2,378,258
3.000%, 03/01/31	2,985,933	3,071,019
Freddie Mac 30 Yr. Gold Pool 3.000%, 06/01/46	9,809,673	9,855,492
3.000%, 08/01/46	4,868,618	4,891,358
3.000%, 09/01/46	3,866,971	3,885,033
3.000%, 10/01/46	11,831,250	11,884,679
3.000%, 11/01/46	15,511,803	15,579,450
3.000%, 01/01/47	17,124,689	17,199,369
3.000%, 02/01/47	2,182,574	2,192,008
3.500%, 04/01/45	7,662,934	7,976,095
3.500%, 11/01/45	7,289,512	7,524,158
3.500%, 03/01/46	6,131,683	6,329,059

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 06/01/46	5,729,597	5,914,030
3.500%, 08/01/46	14,131,634	14,599,590
3.500%, 09/01/46	2,144,927	2,213,971
3.500%, TBA (a)	17,550,000	18,100,501
4.000%, 01/01/45	6,402,328	6,833,689
4.000%, 11/01/45	6,720,022	7,077,818
4.000%, 12/01/45	14,971,459	15,945,242
4.000%, 05/01/46	9,404,120	9,904,827
4.500%, TBA (a)	2,515,000	2,696,440
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.592%, 08/25/24 (b)	4,465,000	4,470,607
1.782%, 1M LIBOR + 0.550%, 07/25/20 (b)	1,434,046	1,434,990
1.862%, 1M LIBOR + 0.630%, 07/25/20 (b)	1,470,945	1,471,786
3.511%, 04/25/30	4,495,000	4,685,266
Ginnie Mae II 30 Yr. Pool 3.000%, 10/20/46	3,865,981	3,924,247
3.000%, 12/20/46	11,637,737	11,813,134
3.000%, TBA (a)	13,520,000	13,708,012
3.500%, 04/20/46	9,206,389	9,582,756
3.500%, 05/20/46	4,200,571	4,371,973
3.500%, 06/20/46	10,908,104	11,352,512
3.500%, 11/20/46	13,471,578	14,020,424
3.500%, 01/20/47	2,341,303	2,436,690
3.500%, TBA (a)	23,325,000	24,243,422
4.000%, TBA (a)	10,600,000	11,162,711
4.500%, TBA (a)	64,880,000	69,158,025

		742,350,082

U.S. Treasury—32.3%
U.S. Treasury Bonds 2.750%, 08/15/47	94,965,000	92,902,479
U.S. Treasury Inflation Indexed Bonds 0.875%, 02/15/47 (c)	22,385,816	22,060,467
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/21 (c)	11,185,766	11,220,721
0.125%, 04/15/22 (c)	5,520,982	5,520,608
0.125%, 07/15/26 (c)	14,271,829	13,878,037
0.375%, 07/15/27 (c)	18,317,997	18,142,479
U.S. Treasury Notes 1.000%, 12/31/17	20,625,000	20,617,307
1.250%, 08/31/19 (d)	27,405,000	27,288,315
1.375%, 07/31/19 (d)	50,665,000	50,583,857
1.375%, 09/30/19	47,585,000	47,486,484
1.625%, 08/31/22 (d)	168,815,000	166,493,794
1.750%, 09/30/22	188,935,000	188,477,422
2.250%, 08/15/27 (d)	53,328,000	52,965,536

		717,637,506

Total U.S. Treasury & Government Agencies (Cost $1,469,045,906)		1,459,987,588

BHFTI-401

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—27.5%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.3%
United Technologies Corp. 1.778%, 05/04/18 (e)	6,850,000	$6,853,269

Agriculture—0.2%
BAT Capital Corp. 2.764%, 08/15/22 (144A) (d)	3,340,000	3,358,766
Reynolds American, Inc. 6.875%, 05/01/20	1,000,000	1,114,239

		4,473,005

Airlines—0.4%
America West Airlines Pass-Through Trust 7.100%, 04/02/21 (d)	620,222	674,492
8.057%, 07/02/20	438,547	493,365
American Airlines Pass-Through Trust 4.000%, 07/15/25	1,562,031	1,637,790
4.950%, 01/15/23	729,480	781,514
Continental Airlines Pass-Through Trust 6.545%, 02/02/19	1,757,223	1,818,725
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	2,052,363	2,303,778
7.076%, 03/20/21	1,783,924	1,904,339

		9,614,003

Auto Manufacturers—0.6%
Ford Motor Credit Co. LLC 1.724%, 12/06/17	5,100,000	5,100,357
2.145%, 01/09/18 (d)	1,000,000	1,001,250
2.875%, 10/01/18	1,000,000	1,010,064
General Motors Co. 3.500%, 10/02/18 (d)	2,415,000	2,454,212
4.875%, 10/02/23 (d)	3,875,000	4,190,992

		13,756,875

Banks—11.2%
Bank of America Corp. 2.369%, 3M USD LIBOR + 0.660%, 07/21/21 (b) (d)	4,320,000	4,320,320
3.093%, 10/01/25 (b)	3,345,000	3,340,941
3.705%, 3M USD LIBOR + 1.512%, 04/24/28 (b) (d)	4,685,000	4,758,907
3.875%, 08/01/25 (d)	1,800,000	1,885,529
4.125%, 01/22/24	3,090,000	3,287,342
5.000%, 01/21/44	1,500,000	1,738,698
5.650%, 05/01/18	8,310,000	8,499,743
5.750%, 12/01/17	4,845,000	4,878,322
6.500%, 07/15/18	2,000,000	2,072,846
6.875%, 04/25/18	6,915,000	7,114,042
7.625%, 06/01/19	6,000,000	6,547,843
Capital One N.A. 1.650%, 02/05/18	755,000	754,723
Citigroup, Inc. 1.700%, 04/27/18	12,106,000	12,104,877
1.750%, 05/01/18 (d)	3,000,000	3,000,892

Banks—(Continued)
Citigroup, Inc. 1.800%, 02/05/18	5,250,000	5,250,030
3.668%, 3M USD LIBOR + 1.390%, 07/24/28 (b) (d)	2,215,000	2,236,693
6.125%, 11/21/17	3,190,000	3,209,029
6.125%, 05/15/18	7,355,000	7,548,622
Discover Bank 2.000%, 02/21/18	3,000,000	3,004,470
2.600%, 11/13/18	4,585,000	4,614,832
Goldman Sachs Group, Inc. (The) 3.272%, 09/29/25 (b)	3,350,000	3,354,366
3.691%, 3M USD LIBOR + 1.510%, 06/05/28 (b)	3,500,000	3,527,238
3.850%, 07/08/24	1,595,000	1,659,579
5.950%, 01/18/18	8,935,000	9,048,281
6.150%, 04/01/18	14,185,000	14,494,940
7.500%, 02/15/19	7,450,000	8,001,367
HBOS plc 6.750%, 05/21/18 (144A)	1,645,000	1,693,921
JPMorgan Chase & Co. 2.700%, 05/18/23 (d)	5,585,000	5,586,477
3.900%, 07/15/25 (d)	6,000,000	6,317,215
6.000%, 01/15/18	13,390,000	13,560,409
6.300%, 04/23/19	3,415,000	3,644,065
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	10,480,000	10,480,000
Morgan Stanley 2.109%, 3M USD LIBOR + 0.800%, 02/14/20 (b)	6,290,000	6,322,009
2.243%, 3M USD LIBOR + 0.930%, 07/22/22 (b) (d)	5,000,000	5,018,948
3.875%, 01/27/26	3,500,000	3,633,666
5.625%, 09/23/19	4,050,000	4,325,823
5.950%, 12/28/17	5,765,000	5,823,666
6.625%, 04/01/18	5,895,000	6,039,073
7.300%, 05/13/19 (d)	1,000,000	1,082,486
Santander UK Group Holdings plc 2.875%, 08/05/21	1,175,000	1,180,304
Santander UK plc 3.050%, 08/23/18	5,000,000	5,059,652
Wachovia Corp. 5.750%, 02/01/18	16,355,000	16,580,923
Wells Fargo & Co. 2.600%, 07/22/20 (d)	5,175,000	5,247,639
2.625%, 07/22/22 (d)	7,760,000	7,772,982
3.000%, 04/22/26 (d)	3,500,000	3,437,853
3.000%, 10/23/26	600,000	586,711
3.550%, 09/29/25 (d)	2,095,000	2,146,966
Wells Fargo Bank N.A. 6.000%, 11/15/17	3,000,000	3,015,900

		248,811,160

Beverages—0.2%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	4,435,000	5,009,633

BHFTI-402

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.8%
Amgen, Inc. 4.400%, 05/01/45	3,000,000	$3,176,058
4.663%, 06/15/51	1,000,000	1,096,814
Baxalta, Inc. 2.875%, 06/23/20	1,000,000	1,014,940
4.000%, 06/23/25	2,497,000	2,619,389
Biogen, Inc. 5.200%, 09/15/45 (d)	1,100,000	1,271,202
Celgene Corp. 5.000%, 08/15/45	4,250,000	4,804,538
Gilead Sciences, Inc. 2.950%, 03/01/27 (d)	1,905,000	1,888,446
3.700%, 04/01/24	1,500,000	1,584,201
4.750%, 03/01/46	940,000	1,052,568

		18,508,156

Commercial Services—0.3%
Moody’s Corp. 1.666%, 3M USD LIBOR + 0.350%, 09/04/18 (b)	4,000,000	4,007,058
University of Southern California 3.028%, 10/01/39	3,030,000	2,838,142

		6,845,200

Computers—0.1%
Apple, Inc. 4.650%, 02/23/46	998,000	1,130,728

Diversified Financial Services—1.0%
American Express Co. 7.000%, 03/19/18	4,264,000	4,370,293
Bear Stearns Cos. LLC (The) 7.250%, 02/01/18	3,000,000	3,055,886
International Lease Finance Corp. 7.125%, 09/01/18 (144A)	8,700,000	9,109,298
Protective Life Global Funding 1.867%, 3M USD LIBOR + 0.550%, 06/08/18 (144A) (b)	3,500,000	3,511,209
2.700%, 11/25/20 (144A)	3,045,000	3,071,940

		23,118,626

Electric—2.3%
American Electric Power Co., Inc. 1.650%, 12/15/17	2,445,000	2,445,134
Appalachian Power Co. 4.450%, 06/01/45	2,200,000	2,386,338
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	3,000,000	3,013,304
Dominion Energy, Inc. 1.875%, 12/15/18 (144A)	5,000,000	4,995,988
Duke Energy Carolinas LLC 4.250%, 12/15/41 (d)	3,300,000	3,584,411
Duke Energy Progress LLC 4.100%, 05/15/42	1,000,000	1,046,505
4.100%, 03/15/43	2,325,000	2,438,708

Electric—(Continued)
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,611,410
El Paso Electric Co. 3.300%, 12/15/22	825,000	828,835
Entergy Corp. 4.000%, 07/15/22	3,000,000	3,174,878
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A) (d)	4,000,000	4,234,077
International Transmission Co. 4.625%, 08/15/43	2,750,000	3,020,966
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,052,534
PacifiCorp 3.350%, 07/01/25	2,000,000	2,047,557
Pennsylvania Electric Co. 4.150%, 04/15/25 (144A)	2,800,000	2,904,765
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,254,795
Public Service Electric & Gas Co. 4.050%, 05/01/45	3,000,000	3,115,284
Southwestern Electric Power Co. 6.450%, 01/15/19	2,000,000	2,107,546
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,411,750

		51,674,785

Food—0.4%
Kraft Heinz Foods Co. 3.500%, 07/15/22 (d)	1,500,000	1,552,371
3.950%, 07/15/25 (d)	2,925,000	3,012,639
5.200%, 07/15/45	3,270,000	3,581,992

		8,147,002

Gas—0.2%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	3,930,827
Spire, Inc. 4.700%, 08/15/44	1,000,000	1,047,409

		4,978,236

Healthcare-Services—1.8%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	2,012,301
Anthem, Inc. 1.875%, 01/15/18	4,455,000	4,457,762
2.300%, 07/15/18 (d)	1,915,000	1,923,285
Cigna Corp. 3.050%, 10/15/27 (d)	3,350,000	3,303,955
Fresenius Medical Care U.S. Finance II, Inc. 5.625%, 07/31/19 (144A)	3,000,000	3,182,849
6.500%, 09/15/18 (144A)	2,000,000	2,084,965
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,205,777

BHFTI-403

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Kaiser Foundation Hospitals 3.150%, 05/01/27	1,500,000	$1,509,826
4.150%, 05/01/47	3,185,000	3,412,035
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,387,263
Northwell Healthcare, Inc. 4.800%, 11/01/42	1,600,000	1,750,086
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	1,838,909
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26 (d)	1,015,000	973,767
3.744%, 10/01/47	1,075,000	1,033,975
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	2,139,465
4.750%, 07/15/45	1,000,000	1,154,856
6.000%, 02/15/18 (d)	2,910,000	2,956,974

		39,328,050

Insurance—0.5%
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42 (d)	3,700,000	4,062,043
Farmers Exchange Capital III 5.454%, 3M USD LIBOR + 3.454%, 10/15/54 (144A) (b)	3,530,000	3,763,862
Teachers Insurance & Annuity Association of America 4.375%, 3M USD LIBOR + 2.661%, 09/15/54 (144A) (b)	3,500,000	3,535,000

		11,360,905

Internet—0.2%
Amazon.com, Inc. 2.800%, 08/22/24 (144A)	3,340,000	3,352,825

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484%, 10/23/45	3,215,000	3,773,373
Comcast Corp. 4.400%, 08/15/35	1,500,000	1,626,282
Time Warner Cable LLC 5.875%, 11/15/40	1,500,000	1,646,046
6.750%, 07/01/18	1,315,000	1,362,601

		8,408,302

Miscellaneous Manufacturing—0.2%
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A)	3,420,000	3,308,947

Oil & Gas—0.2%
Anadarko Petroleum Corp. 4.500%, 07/15/44	620,000	590,075
Canadian Natural Resources, Ltd. 3.850%, 06/01/27	892,000	901,777

Oil & Gas—(Continued)
Devon Energy Corp. 5.000%, 06/15/45 (d)	815,000	858,833
Noble Energy, Inc. 5.050%, 11/15/44 (d)	1,050,000	1,083,716
Shell International Finance B.V. 4.375%, 05/11/45	650,000	696,970

		4,131,371

Packaging & Containers—0.1%
Amcor Finance USA, Inc. 3.625%, 04/28/26 (144A)	2,625,000	2,605,108

Pharmaceuticals—0.8%
AbbVie, Inc. 1.800%, 05/14/18	1,219,000	1,220,694
4.300%, 05/14/36	1,273,000	1,336,469
Allergan Funding SCS 2.350%, 03/12/18	2,500,000	2,507,283
3.800%, 03/15/25	2,285,000	2,372,994
AstraZeneca plc 3.125%, 06/12/27 (d)	2,481,000	2,451,711
Bayer U.S. Finance LLC 1.500%, 10/06/17 (144A)	2,850,000	2,849,999
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	2,500,000	2,495,057
Teva Pharmaceutical Finance Netherlands III B.V. 1.400%, 07/20/18	3,000,000	2,988,794

		18,223,001

Pipelines—1.2%
Columbia Pipeline Group, Inc. 2.450%, 06/01/18	2,250,000	2,257,739
Enbridge Energy Partners L.P. 5.875%, 10/15/25	1,000,000	1,140,354
Energy Transfer L.P. 5.150%, 03/15/45	5,065,000	4,948,086
6.500%, 02/01/42 (d)	700,000	791,983
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	1,260,000	1,360,925
Kinder Morgan, Inc. 3.050%, 12/01/19	921,000	937,655
Plains All American Pipeline L.P. / PAA Finance Corp. 4.650%, 10/15/25 (d)	2,340,000	2,409,782
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	4,064,340
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,224,411
Williams Partners L.P. 3.600%, 03/15/22	3,490,000	3,605,849
3.900%, 01/15/25	1,000,000	1,020,566

		25,761,690

BHFTI-404

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—2.0%
Alexandria Real Estate Equities, Inc. 2.750%, 01/15/20	475,000	$479,711
4.600%, 04/01/22	5,292,000	5,646,954
HCP, Inc. 3.750%, 02/01/19 (d)	3,000,000	3,054,742
4.000%, 12/01/22 (d)	1,975,000	2,079,640
4.250%, 11/15/23	3,216,000	3,413,099
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,881,154
5.750%, 01/15/21	538,000	590,098
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	1,844,609
Highwoods Realty L.P. 7.500%, 04/15/18	2,783,000	2,865,498
Realty Income Corp. 2.000%, 01/31/18	4,500,000	4,503,889
SL Green Realty Corp. 5.000%, 08/15/18 (d)	1,500,000	1,530,380
Ventas Realty L.P. 3.125%, 06/15/23	590,000	592,217
3.250%, 10/15/26	2,500,000	2,433,512
4.125%, 01/15/26 (d)	4,750,000	4,947,047
WEA Finance LLC / Westfield UK & Europe Finance plc 2.700%, 09/17/19 (144A)	5,925,000	5,977,273
Welltower, Inc. 2.250%, 03/15/18	2,300,000	2,305,717

		44,145,540

Retail—0.5%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	2,773,177
CVS Health Corp. 3.875%, 07/20/25 (d)	1,950,000	2,033,875
5.125%, 07/20/45	1,215,000	1,397,315
Wal-Mart Stores, Inc. 4.750%, 10/02/43	1,400,000	1,631,892
Walgreens Boots Alliance, Inc. 3.450%, 06/01/26 (d)	1,280,000	1,275,718
4.800%, 11/18/44	2,300,000	2,443,631

		11,555,608

Software—0.2%
Microsoft Corp. 3.300%, 02/06/27 (d)	2,150,000	2,226,116
3.750%, 02/12/45	2,330,000	2,364,102

		4,590,218

Telecommunications—1.4%
AT&T, Inc. 3.000%, 06/30/22	1,000,000	1,009,736
3.400%, 08/14/24	1,165,000	1,166,814
3.800%, 03/15/22	2,000,000	2,083,337
4.350%, 06/15/45	1,500,000	1,376,731

Telecommunications—(Continued)
AT&T, Inc. 4.750%, 05/15/46	4,175,000	4,015,062
4.900%, 08/14/37	2,225,000	2,248,687
5.250%, 03/01/37 (d)	4,440,000	4,672,555
Rogers Communications, Inc. 6.800%, 08/15/18	3,290,000	3,432,310
Verizon Communications, Inc. 4.862%, 08/21/46	7,400,000	7,501,120
5.250%, 03/16/37	3,325,000	3,646,315

		31,152,667

Transportation—0.0%
Burlington Northern Santa Fe LLC 4.550%, 09/01/44	605,000	671,003

Total Corporate Bonds & Notes (Cost $602,359,285)		611,515,913

Asset-Backed Securities—9.8%

Asset-Backed - Home Equity—2.8%
Asset Backed Securities Corp. Home Equity Loan Trust 1.397%, 1M USD LIBOR + 0.160%, 05/25/36 (b)	2,968,083	2,927,386
Asset-Backed Funding Certificates Trust 1.377%, 1M USD LIBOR + 0.140%, 09/25/36 (b)	7,321,567	7,152,819
1.867%, 1M USD LIBOR + 0.630%, 03/25/35 (b)	4,417,376	4,415,691
Centex Home Equity Loan Trust 1.882%, 1M USD LIBOR + 0.645%, 06/25/35 (b)	6,137,524	6,143,420
JPMorgan Mortgage Acquisition Corp. 1.942%, 1M USD LIBOR + 0.705%, 06/25/35 (b)	8,803,000	8,792,017
MASTR Asset-Backed Securities Trust 1.537%, 1M USD LIBOR + 0.300%, 01/25/36 (b)	6,152,005	6,162,691
New Century Home Equity Loan Trust 2.017%, 1M USD LIBOR + 0.780%, 08/25/34 (b)	10,791,089	10,130,466
Option One Mortgage Loan Trust 1.897%, 1M USD LIBOR + 0.660%, 05/25/35 (b)	3,864,043	3,876,420
Option One Mortgage Loan Trust Asset-Backed Certificates 1.677%, 1M USD LIBOR + 0.440%, 11/25/35 (b)	9,949,315	9,930,838
Wells Fargo Home Equity Trust 1.882%, 1M USD LIBOR + 0.645%, 04/25/35 (b)	3,001,180	3,004,411

		62,536,159

BHFTI-405

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—1.9%
AMMC CLO 19, Ltd. 2.804%, 3M USD LIBOR + 1.500%, 10/15/28 (144A) (b)	4,000,000	$4,028,332
Citigroup Mortgage Loan Trust, Inc. 1.912%, 1M USD LIBOR + 0.675%, 05/25/35 (b)	1,820,322	1,823,252
Dryden Senior Loan Fund 2.384%, 3M USD LIBOR + 1.080%, 04/18/26 (144A) (b)	5,185,000	5,199,373
Encore Credit Receivables Trust 1.657%, 1M USD LIBOR + 0.420%, 01/25/36 (b)	1,445,240	1,445,503
GSAMP Trust 1.917%, 1M USD LIBOR + 0.680%, 10/25/34 (b)	4,831,501	4,763,471
HSI Asset Securitization Corp. Trust 1.427%, 1M USD LIBOR + 0.190%, 12/25/35 (b)	108,274	108,261
Long Beach Mortgage Loan Trust 2.032%, 1M USD LIBOR + 0.795%, 02/25/35 (b)	2,392,626	2,399,278
Magnetite, Ltd. 2.314%, 3M USD LIBOR + 1.000%, 07/25/26 (144A) (b)	5,000,000	5,009,910
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.912%, 1M USD LIBOR + 0.675%, 06/25/35 (b)	613,921	614,359
Structured Asset Investment Loan Trust 2.037%, 1M USD LIBOR + 0.800%, 07/25/34 (b)	3,800,528	3,834,715
Structured Asset Securities Corp. Mortgage Loan Trust 1.717%, 1M USD LIBOR + 0.480%, 07/25/35 (b)	11,261,829	11,285,830
Voya CLO, Ltd. 2.354%, 3M USD LIBOR + 1.050%, 01/18/26 (144A) (b)	2,850,000	2,851,294

		43,363,578

Asset-Backed - Student Loan—5.1%
Education Loan Asset-Backed Trust I 2.037%, 1M USD LIBOR + 0.800%, 06/25/26 (144A) (b)	5,333,186	5,341,090
Navient Student Loan Trust 2.287%, 1M USD LIBOR + 1.050%, 07/26/66 (144A) (b)	5,600,000	5,671,063
2.737%, 1M USD LIBOR + 1.500%, 10/25/58 (b)	2,470,000	2,382,567
Nelnet Student Loan Trust 1.834%, 1M USD LIBOR + 0.600%, 02/27/51 (144A) (b)	4,672,879	4,683,834
SLC Student Loan Trust 1.480%, 3M USD LIBOR + 0.160%, 09/15/39 (b)	11,000,000	10,458,121

Asset-Backed—Student Loan—(Continued)
SLC Student Loan Trust 1.480%, 3M USD LIBOR + 0.160%, 03/15/55 (b)	8,310,000	7,766,337
SLM Student Loan Trust 1.374%, 3M USD LIBOR + 0.060%, 01/25/22 (b)	10,320,000	9,961,171
1.464%, 3M USD LIBOR + 0.150%, 10/25/29 (b)	9,499,730	9,445,699
1.684%, 3M USD LIBOR + 0.370%, 01/25/40 (b)	5,090,568	4,631,797
1.694%, 3M USD LIBOR + 0.380%, 10/25/24 (b)	4,782,216	4,786,961
1.790%, 3M LIBOR + 0.550%, 12/15/27 (144A) (b)	4,597,133	4,594,089
1.864%, 3M USD LIBOR + 0.550%, 10/25/64 (144A) (b)	5,700,000	5,578,733
1.987%, 1M USD LIBOR + 0.750%, 05/26/26 (b)	9,129,888	9,073,558
1.987%, 1M USD LIBOR + 0.750%, 01/25/45 (144A) (b)	4,143,519	4,122,720
2.064%, 3M USD LIBOR + 0.750%, 10/25/40 (b)	10,240,000	10,095,972
2.814%, 3M USD LIBOR + 1.500%, 04/25/23 (b)	1,304,551	1,335,209
3.037%, 1M USD LIBOR + 1.800%, 09/25/43 (b)	5,800,000	5,619,798
Wachovia Student Loan Trust 1.484%, 3M USD LIBOR + 0.170%, 04/25/40 (144A) (b)	7,500,000	7,112,662

		112,661,381

Total Asset-Backed Securities (Cost $214,650,235)		218,561,118

Mortgage-Backed Securities—3.3%

Collateralized Mortgage Obligations—2.2%
Citigroup Mortgage Loan Trust, Inc. 1.441%, 1M USD LIBOR + 0.210%, 05/20/47 (144A) (b)	2,288,256	2,278,460
Credit Suisse Mortgage Trust 1.066%, 09/27/46 (144A)	3,468,453	3,443,185
1.514%, 1M LIBOR + 0.280%, 04/27/47 (144A) (b)	3,145,044	3,078,212
3.243%, 01/27/36 (144A) (b)	1,133,446	1,136,690
Morgan Stanley Mortgage Loan Trust 1.507%, 1M USD LIBOR + 0.270%, 09/25/35 (b)	1,096,648	1,096,763
Morgan Stanley Resecuritization Trust 1.684%, 1M LIBOR + 0.450%, 08/26/47 (144A) (b)	5,952,683	5,871,790
3.329%, 01/26/51 (144A) (b)	3,461,384	3,460,615
Nomura Resecuritization Trust 1.494%, 1M USD LIBOR + 0.426%, 02/25/37 (144A) (b)	3,185,934	3,072,954

BHFTI-406

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Nomura Resecuritization Trust 1.534%, 1M USD LIBOR + 0.300%, 08/26/37 (144A) (b)	3,198,203	$3,113,179
3.418%, 03/26/37 (144A) (b)	4,435,385	4,485,872
Structured Adjustable Rate Mortgage Loan Trust 1.912%, 1M USD LIBOR + 0.675%, 01/25/35 (b)	3,276,499	3,223,104
3.411%, 03/25/34 (b)	6,222,896	6,288,955
WaMu Mortgage Pass-Through Certificates Trust 1.527%, 1M USD LIBOR + 0.290%, 10/25/45 (b)	7,023,568	7,046,207

		47,595,986

Commercial Mortgage-Backed Securities—1.1%
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	1,865,000	1,930,152
7 WTC Depositor LLC Trust 4.082%, 03/13/31 (144A)	399,360	402,231
BAMLL Commercial Mortgage Securities Trust 3.819%, 07/14/37 (144A)	2,260,000	2,371,587
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	1,865,000	1,920,288
3.732%, 08/10/49 (144A) (b)	1,810,000	1,890,643
4.353%, 08/10/30 (144A)	1,845,000	1,993,898
DBRR Trust 4.537%, 07/12/44 (144A) (b)	3,000,000	3,181,940
JPMorgan Chase Commercial Mortgage Securities Trust 4.311%, 08/05/32 (144A)	1,708,000	1,769,773
Morgan Stanley Capital Trust 3.727%, 10/11/50 (144A)	2,150,000	2,234,103
4.700%, 09/15/47 (144A)	799,429	820,367
RBS Commercial Funding, Inc. Trust 3.961%, 01/13/32 (144A) (b)	2,475,000	2,597,323
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (b)	1,519,000	1,504,372
Wells Fargo Commercial Mortgage Trust 2.800%, 03/18/28 (144A) (b)	2,000,000	2,016,575

		24,633,252

Total Mortgage-Backed Securities (Cost $71,608,801)		72,229,238

Municipals—0.8%
New York City Transitional Finance Authority, Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,352,212
5.267%, 05/01/27	2,150,000	2,537,150
New York City Water & Sewer System Revenue, Build America Bonds 5.440%, 06/15/43	1,250,000	1,611,400
6.011%, 06/15/42	1,300,000	1,772,667
New York City, General Obligation Unlimited, Build America Bonds 5.968%, 03/01/36	1,750,000	2,277,135
6.271%, 12/01/37	1,575,000	2,116,123
State of Massachusetts, General Obligation Unlimited 3.000%, 04/01/41	3,750,000	3,433,275
University of California CA, Revenue 4.601%, 05/15/31	2,855,000	3,186,580

Total Municipals (Cost $17,675,424)		18,286,542

Short-Term Investments—14.3%

Mutual Fund—12.7%
State Street Institutional Liquid Reserves Fund	281,070,264	281,070,264

U.S. Treasury—1.6%
U.S. Treasury Bills 1.050%, 02/08/18 (f)	5,830,000	5,807,438
1.064%, 01/25/18 (d) (f)	27,960,000	27,866,664
1.089%, 03/01/18 (f) (g)	779,000	775,357

		34,449,459

Total Short-Term Investments (Cost $315,518,805)		315,519,723

Securities Lending Reinvestments (h)—13.4%

Certificates of Deposit—6.8%
ABN AMRO Bank NV Zero Coupon, 11/21/17	6,975,759	6,988,380
Zero Coupon, 02/22/18	1,490,624	1,491,945
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (b)	4,000,000	3,999,632
Bank of China, Ltd. 1.540%, 10/23/17	6,000,000	6,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (b)	4,000,000	4,000,772
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (b)	3,000,000	3,001,392
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (b)	2,500,000	2,500,295
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (b)	5,500,000	5,500,297
1.647%, 1M LIBOR + 0.410%, 10/27/17 (b)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	2,000,000	2,000,000

BHFTI-407

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (b)	2,500,000	$2,500,090
1.461%, 1M LIBOR + 0.230%, 11/07/17 (b)	5,000,000	5,000,000
DNB Bank ASA New York 1.120%, 10/05/17	5,000,000	4,999,985
KBC Bank NV 1.380%, 10/27/17	7,000,000	7,000,770
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	3,994,815	3,997,960
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (b)	5,000,000	5,003,733
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (b)	6,500,000	6,499,773
1.396%, 1M LIBOR + 0.160%, 11/13/17 (b)	3,000,000	3,000,138
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (b)	12,000,000	12,000,384
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (b)	4,000,000	3,999,820
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (b)	16,500,000	16,514,602
Standard Chartered plc 1.460%, 02/02/18	7,500,000	7,501,898
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (b)	7,500,000	7,500,555
1.495%, 1M LIBOR + 0.260%, 10/11/17 (b)	4,000,000	4,000,152
Swedbank AB 1.140%, 10/02/17	5,000,000	4,999,995
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (b)	4,000,000	4,003,568
1.624%, 3M LIBOR + 0.320%, 01/10/18 (b)	6,000,000	6,001,932
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (b)	8,500,000	8,499,940
1.694%, 3M LIBOR + 0.380%, 10/26/17 (b)	2,500,000	2,500,603

		152,008,820

Commercial Paper—2.6%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	4,984,367	4,999,665
Barton Capital S.A. 1.320%, 12/11/17	1,993,400	1,994,768
1.330%, 10/13/17	4,983,190	4,998,260

Commercial Paper—2.6%
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (b)	2,000,000	2,000,108
1.386%, 1M LIBOR + 0.150%, 11/13/17 (b)	7,500,000	7,500,345
Kells Funding LLC 1.400%, 03/01/18	992,883	993,977
Macquarie Bank, Ltd., London 1.350%, 11/13/17	5,981,550	5,990,604
Ridgefield Funding Co. LLC 1.431%, 1M LIBOR + 0.200%, 03/07/18 (b)	5,000,000	5,000,000
Sheffield Receivables Co. 1.330%, 10/05/17	3,986,700	3,999,740
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (b)	9,000,000	9,000,549
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (b)	7,500,000	7,501,740
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (b)	4,300,000	4,300,796

		58,280,552

Repurchase Agreements—2.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $3,731,587 on 10/02/17, collateralized by $6,205,433 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $3,805,886.	3,731,260	3,731,260
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $10,000,875 on 10/02/17, collateralized by $10,180,076 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $10,200,001.	10,000,000	10,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $700,070 on 10/02/17, collateralized by $704,137 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $714,003.	700,000	700,000

BHFTI-408

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $700,073 on 10/02/17, collateralized by $703,470 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $714,002.	700,000	$700,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $3,600,375 on 10/02/17, collateralized by $3,666,886 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $3,672,001.	3,600,000	3,600,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $12,063,840 on 01/02/18, collateralized by $64,611 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $13,338,425.	12,000,000	12,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $5,613,121 on 01/02/18, collateralized by various Common Stock with a value of $6,050,000.	5,500,000	5,500,000
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $8,418,228 on 10/02/17, collateralized by $378,399 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $9,318,634.	8,400,000	8,400,000

		44,631,260

Time Deposits—2.0%
ABN AMRO Bank NV 1.060%, 10/02/17	10,000,000	10,000,000
Australia New Zealand Bank 1.070%, 10/02/17	14,000,000	14,000,000
Credit Agricole S.A. 1.080%, 10/02/17	300,000	300,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	300,000	300,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	400,000	400,000

Time Deposits—(Continued)
Nordea Bank New York 1.050%, 10/02/17	5,000,000	5,000,000
Standard Chartered plc 1.200%, 10/02/17	400,000	400,000
Svenska 1.050%, 10/02/17	10,000,000	10,000,000

		45,400,000

Total Securities Lending Reinvestments (Cost $300,283,211)		300,320,632

Total Investments—134.8% (Cost $2,991,141,667)		2,996,420,754
Other assets and liabilities (net)—(34.8)%		(773,821,008)

Net Assets—100.0%		$2,222,599,746

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $293,734,603 and the collateral received consisted of cash in the amount of $300,214,549. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $775,357.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $181,917,099, which is 8.2% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(LIBOR)—	London Interbank Offered Rate

BHFTI-409

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
U.S. Treasury Note 2 Year Futures	12/29/17	1,047	USD	225,841,173	$(531,011)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,459,987,588	$—	$1,459,987,588
Total Corporate Bonds & Notes*	—	611,515,913	—	611,515,913
Total Asset-Backed Securities*	—	218,561,118	—	218,561,118
Total Mortgage-Backed Securities*	—	72,229,238	—	72,229,238
Total Municipals	—	18,286,542	—	18,286,542
Short-Term Investments
Mutual Fund	281,070,264	—	—	281,070,264
U.S. Treasury	—	34,449,459	—	34,449,459
Total Short-Term Investments	281,070,264	34,449,459	—	315,519,723
Total Securities Lending Reinvestments*	—	300,320,632	—	300,320,632
Total Investments	$281,070,264	$2,715,350,490	$—	$2,996,420,754

Collateral for Securities Loaned (Liability)	$—	$(300,214,549)	$—	$(300,214,549)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(531,011)	$—	$—	$(531,011)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-410

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Arconic, Inc.	224,962	$5,597,054
Raytheon Co.	39,189	7,311,884

		12,908,938

Banks—5.2%
Fifth Third Bancorp	248,005	6,939,180
PacWest Bancorp (a)	172,984	8,737,422
Regions Financial Corp.	551,363	8,397,258
Zions Bancorp	84,889	4,005,063

		28,078,923

Beverages—2.6%
Molson Coors Brewing Co. - Class B	171,196	13,976,441

Capital Markets—2.3%
Northern Trust Corp.	97,221	8,937,527
TD Ameritrade Holding Corp.	71,244	3,476,707

		12,414,234

Chemicals—3.4%
International Flavors & Fragrances, Inc.	64,798	9,260,282
PPG Industries, Inc.	85,316	9,270,437

		18,530,719

Commercial Services & Supplies—3.8%
Republic Services, Inc.	229,843	15,183,428
Stericycle, Inc. (b)	76,401	5,471,840

		20,655,268

Communications Equipment—3.2%
ARRIS International plc (b)	201,856	5,750,877
Harris Corp.	87,810	11,562,821

		17,313,698

Construction & Engineering—2.4%
Jacobs Engineering Group, Inc.	219,510	12,790,848

Consumer Finance—1.2%
Ally Financial, Inc.	277,424	6,730,306

Containers & Packaging—5.5%
International Paper Co.	186,947	10,622,329
Packaging Corp. of America	82,305	9,438,737
Sealed Air Corp.	220,006	9,398,656

		29,459,722

Electric Utilities—2.2%
American Electric Power Co., Inc.	171,212	12,025,931

Energy Equipment & Services—4.7%
C&J Energy Services, Inc. (b)	161,313	4,834,551
National Oilwell Varco, Inc.	228,765	8,173,773

Energy Equipment & Services—(Continued)
Patterson-UTI Energy, Inc.	426,008	8,920,608
U.S. Silica Holdings, Inc.	101,092	3,140,928

		25,069,860

Equity Real Estate Investment Trusts—5.1%
American Campus Communities, Inc.	193,154	8,527,749
Corporate Office Properties Trust	123,023	4,038,845
GGP, Inc.	104,071	2,161,555
Invitation Homes, Inc. (a)	255,842	5,794,821
Mid-America Apartment Communities, Inc.	65,784	7,030,994

		27,553,964

Food Products—2.5%
TreeHouse Foods, Inc. (a) (b)	195,647	13,251,171

Health Care Equipment & Supplies—1.9%
STERIS plc	55,255	4,884,542
Varian Medical Systems, Inc. (b)	42,366	4,239,142
Zimmer Biomet Holdings, Inc.	11,451	1,340,798

		10,464,482

Health Care Providers & Services—4.9%
AmerisourceBergen Corp.	102,432	8,476,248
Humana, Inc.	36,899	8,989,703
Patterson Cos., Inc. (a)	71,309	2,756,093
Universal Health Services, Inc. - Class B	54,959	6,097,152

		26,319,196

Hotels, Restaurants & Leisure—0.9%
Wendy’s Co. (The) (a)	322,230	5,004,232

Household Durables—1.1%
Mohawk Industries, Inc. (b)	23,388	5,788,764

Insurance—11.8%
Allstate Corp. (The)	143,471	13,186,420
Arch Capital Group, Ltd. (b)	76,989	7,583,416
Brown & Brown, Inc. (a)	219,944	10,599,101
FNF Group	221,641	10,519,082
Loews Corp.	260,823	12,482,989
Willis Towers Watson plc	61,347	9,461,548

		63,832,556

IT Services—7.4%
Amdocs, Ltd.	166,107	10,684,002
DST Systems, Inc.	89,628	4,918,785
Fidelity National Information Services, Inc.	171,382	16,005,365
Leidos Holdings, Inc.	140,221	8,303,888

		39,912,040

Machinery—2.0%
Deere & Co.	45,455	5,708,694
Middleby Corp. (The) (a) (b)	38,678	4,957,359

		10,666,053

BHFTI-411

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media—1.0%
Interpublic Group of Cos., Inc. (The)	251,319	$5,224,922

Multi-Utilities—2.6%
Ameren Corp.	244,124	14,120,132

Multiline Retail—2.1%
Kohl’s Corp. (a)	243,456	11,113,766

Oil, Gas & Consumable Fuels—3.7%
Anadarko Petroleum Corp.	123,074	6,012,165
Cimarex Energy Co.	52,554	5,973,813
Hess Corp. (a)	171,191	8,027,146

		20,013,124

Real Estate Management & Development—2.5%
CBRE Group, Inc. - Class A (b)	351,342	13,308,835

Road & Rail—4.1%
Kansas City Southern	132,299	14,378,256
Ryder System, Inc.	91,144	7,706,225

		22,084,481

Technology Hardware, Storage & Peripherals—2.1%
NCR Corp. (a) (b)	301,398	11,308,453

Water Utilities—2.0%
American Water Works Co., Inc.	135,907	10,996,235

Total Common Stocks (Cost $501,348,848)		520,917,294

Short-Term Investment—3.7%

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $20,178,076 on 10/02/17, collateralized by $20,330,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $20,584,471.	20,177,874	20,177,874

Total Short-Term Investments (Cost $20,177,874)		20,177,874

Securities Lending Reinvestments (c)—11.3%

Certificates of Deposit—5.6%
ABN AMRO Bank NV Zero Coupon, 02/22/18	993,749	994,630
Banco Del Estado De Chile New York 1.382%, 1M LIBOR + 0.150%, 01/05/18 (d)	1,250,000	1,249,903
1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	1,000,000	999,908

Certificates of Deposit—(Continued)
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	2,500,000	2,500,295
Chiba Bank, Ltd., New York 1.360%, 11/07/17	500,000	500,000
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	1,250,000	1,250,045
2.051%, 3M LIBOR + 0.740%, 11/03/17 (d)	1,502,012	1,500,765
DNB Bank ASA New York 1.120%, 10/05/17	1,000,000	999,997
KBC Bank NV 1.380%, 10/27/17	2,000,000	2,000,220
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	1,498,056	1,499,235
Landesbank Hessen-Thuringen 1.300%, 10/06/17	1,500,000	1,500,035
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (d)	2,500,000	2,501,866
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	1,000,000	999,965
1.801%, 3M LIBOR + 0.490%, 11/01/17 (d)	2,002,063	2,000,602
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (d)	2,000,000	2,000,064
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	1,000,000	999,955
Standard Chartered plc 1.460%, 02/02/18	1,500,000	1,500,379
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	2,000,000	2,000,208
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	1,000,000	1,000,136
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,000,000	999,993

		29,998,200

Commercial Paper—1.9%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	1,495,310	1,499,899
Barton Capital S.A. 1.320%, 12/11/17	1,993,400	1,994,768
Kells Funding LLC 1.400%, 03/01/18	496,442	496,989
Macquarie Bank, Ltd., London 1.340%, 10/27/17	2,491,439	2,497,674
Sheffield Receivables Co. 1.330%, 10/05/17	996,675	999,935
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	2,500,000	2,500,580

		9,989,845

BHFTI-412

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,157,274 on 10/02/17, collateralized by $1,924,485 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,180,316.	1,157,172	$1,157,172
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $300,030 on 10/02/17, collateralized by $301,773 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $306,001.	300,000	300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,600,167 on 10/02/17, collateralized by $1,629,727 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,632,001.	1,600,000	1,600,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $200,021 on 10/02/17, collateralized by $200,991 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,005,320 on 01/02/18, collateralized by $5,384 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,111,535.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,100,094 on 10/02/17, collateralized by $1,055,222 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,122,855.	1,100,000	1,100,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $5,017,833 on 10/06/17, collateralized by $4,796,463 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $5,103,888.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $2,518,288 on 01/02/18, collateralized by various Common Stock with a value of $2,750,001.	2,500,000	2,500,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,224,681 on 01/02/18, collateralized by various Common Stock with a value of $1,320,000.	1,200,000	1,200,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000

		15,257,172

Time Deposits—1.0%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	100,000	100,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Standard Chartered plc 1.200%, 10/02/17	100,000	100,000
Svenska 1.050%, 10/02/17	1,000,000	1,000,000

		5,400,000

Total Securities Lending Reinvestments (Cost $60,641,160)		60,645,217

Total Investments—111.6% (Cost $582,167,882)		601,740,385
Other assets and liabilities (net)—(11.6)%		(62,704,847)

Net Assets—100.0%		$539,035,538

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $59,286,943 and the collateral received consisted of cash in the amount of $60,626,318. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.

BHFTI-413

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London InterBank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$520,917,294	$—	$—	$520,917,294
Total Short-Term Investment*	—	20,177,874	—	20,177,874
Total Securities Lending Reinvestments*	—	60,645,217	—	60,645,217
Total Investments	$520,917,294	$80,823,091	$—	$601,740,385

Collateral for Securities Loaned (Liability)	$—	$(60,626,318)	$—	$(60,626,318)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-414

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTI-415

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-416

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: November 27, 2017

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: November 27, 2017